UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (68.4%)
U.S. Government Securities (61.6%)
United States Treasury Note/Bond	2.125%	11/30/14	289,315	293,203
United States Treasury Note/Bond	11.250%	2/15/15	40,292	44,189
United States Treasury Note/Bond	0.250%	2/28/15	324,873	325,178
United States Treasury Note/Bond	2.375%	2/28/15	426,322	434,981
United States Treasury Note/Bond	0.375%	3/15/15	108,690	108,928
United States Treasury Note/Bond	0.250%	3/31/15	87,530	87,625
United States Treasury Note/Bond	2.500%	3/31/15	383,208	392,190
United States Treasury Note/Bond	0.375%	4/15/15	234,910	235,460
United States Treasury Note/Bond	0.125%	4/30/15	138,220	138,198
United States Treasury Note/Bond	2.500%	4/30/15	153,242	157,098
United States Treasury Note/Bond	0.250%	5/15/15	153,780	153,948
United States Treasury Note/Bond	4.125%	5/15/15	49,335	51,517
United States Treasury Note/Bond	0.250%	5/31/15	92,755	92,856
United States Treasury Note/Bond	2.125%	5/31/15	142,930	146,169
United States Treasury Note/Bond	0.375%	6/15/15	10,345	10,371
United States Treasury Note/Bond	0.375%	6/30/15	60,075	60,235
United States Treasury Note/Bond	1.875%	6/30/15	80,313	82,007
United States Treasury Note/Bond	0.250%	7/15/15	18,950	18,968
United States Treasury Note/Bond	0.250%	7/31/15	81,325	81,401
United States Treasury Note/Bond	1.750%	7/31/15	154,035	157,236
United States Treasury Note/Bond	0.250%	8/15/15	171,655	171,789
United States Treasury Note/Bond	4.250%	8/15/15	82,620	87,203
United States Treasury Note/Bond	0.375%	8/31/15	143,125	143,483
United States Treasury Note/Bond	1.250%	8/31/15	70,163	71,204
United States Treasury Note/Bond	0.250%	9/15/15	2,050	2,051
United States Treasury Note/Bond	1.250%	9/30/15	88,454	89,795
United States Treasury Note/Bond	0.250%	10/15/15	135,710	135,710
United States Treasury Note/Bond	1.250%	10/31/15	294,925	299,487
United States Treasury Note/Bond	0.375%	11/15/15	394,130	394,745
United States Treasury Note/Bond	4.500%	11/15/15	24,170	25,816
United States Treasury Note/Bond	0.250%	11/30/15	10,000	9,994
United States Treasury Note/Bond	1.375%	11/30/15	288,435	293,572
United States Treasury Note/Bond	0.250%	12/15/15	249,995	249,722
United States Treasury Note/Bond	2.125%	12/31/15	502,805	518,518
United States Treasury Note/Bond	0.375%	1/15/16	129,999	130,080
United States Treasury Note/Bond	0.375%	1/31/16	51,925	51,941
United States Treasury Note/Bond	2.000%	1/31/16	235,350	242,373
United States Treasury Note/Bond	4.500%	2/15/16	316,968	341,435
United States Treasury Note/Bond	0.250%	2/29/16	13,550	13,514
United States Treasury Note/Bond	2.125%	2/29/16	173,480	179,226
United States Treasury Note/Bond	2.625%	2/29/16	20,360	21,225
United States Treasury Note/Bond	0.375%	3/15/16	151,740	151,646
United States Treasury Note/Bond	0.375%	3/31/16	225,000	224,788
United States Treasury Note/Bond	2.250%	3/31/16	6,900	7,150
United States Treasury Note/Bond	2.375%	3/31/16	228,047	236,884
United States Treasury Note/Bond	0.250%	4/15/16	251,490	250,469
United States Treasury Note/Bond	2.000%	4/30/16	213,315	220,047
United States Treasury Note/Bond	2.625%	4/30/16	55,760	58,252
United States Treasury Note/Bond	0.250%	5/15/16	333,935	332,265

United States Treasury Note/Bond	5.125%	5/15/16	284,600	312,437
United States Treasury Note/Bond	1.750%	5/31/16	212,840	218,493
United States Treasury Note/Bond	3.250%	5/31/16	220,110	233,248
United States Treasury Note/Bond	0.500%	6/15/16	162,495	162,394
United States Treasury Note/Bond	1.500%	6/30/16	102,816	104,984
United States Treasury Note/Bond	3.250%	6/30/16	4,795	5,086
United States Treasury Note/Bond	0.625%	7/15/16	271,475	271,858
United States Treasury Note/Bond	1.500%	7/31/16	146,825	149,945
United States Treasury Note/Bond	0.625%	8/15/16	403,625	403,750
United States Treasury Note/Bond	4.875%	8/15/16	63,380	69,767
United States Treasury Note/Bond	1.000%	8/31/16	177,680	179,290
United States Treasury Note/Bond	3.000%	8/31/16	77,355	81,779
United States Treasury Note/Bond	0.875%	9/15/16	294,235	295,889
United States Treasury Note/Bond	1.000%	9/30/16	365,305	368,330
United States Treasury Note/Bond	3.000%	9/30/16	1,565	1,656
United States Treasury Note/Bond	0.625%	10/15/16	440,900	440,212
United States Treasury Note/Bond	1.000%	10/31/16	262,873	264,844
United States Treasury Note/Bond	0.625%	11/15/16	539,225	537,791
United States Treasury Note/Bond	4.625%	11/15/16	1,070	1,179
United States Treasury Note/Bond	0.875%	11/30/16	168,047	168,650
United States Treasury Note/Bond	0.625%	12/15/16	343,910	342,620
United States Treasury Note/Bond	0.875%	12/31/16	256,801	257,402
United States Treasury Note/Bond	0.750%	1/15/17	393,870	393,378
United States Treasury Note/Bond	0.875%	1/31/17	48,120	48,188
United States Treasury Note/Bond	0.625%	2/15/17	302,765	300,873
United States Treasury Note/Bond	0.875%	2/28/17	182,910	182,967
United States Treasury Note/Bond	3.000%	2/28/17	105,000	111,448
United States Treasury Note/Bond	0.750%	3/15/17	241,143	240,277
United States Treasury Note/Bond	1.000%	3/31/17	258,640	259,328
United States Treasury Note/Bond	3.250%	3/31/17	1,830	1,957
United States Treasury Note/Bond	0.875%	4/30/17	320,129	319,428
United States Treasury Note/Bond	0.625%	5/31/17	346,175	342,225
United States Treasury Note/Bond	2.750%	5/31/17	4,215	4,446
United States Treasury Note/Bond	0.750%	6/30/17	304,565	301,757
United States Treasury Note/Bond	0.500%	7/31/17	284,520	279,097
United States Treasury Note/Bond	2.375%	7/31/17	60,340	62,904
United States Treasury Note/Bond	4.750%	8/15/17	13,120	14,715
United States Treasury Note/Bond	0.625%	8/31/17	365,556	359,444
United States Treasury Note/Bond	1.875%	8/31/17	17,585	18,030
United States Treasury Note/Bond	0.625%	9/30/17	434,350	426,341
United States Treasury Note/Bond	0.750%	10/31/17	191,684	188,629
United States Treasury Note/Bond	1.875%	10/31/17	14,400	14,744
United States Treasury Note/Bond	0.625%	11/30/17	241,125	235,774
United States Treasury Note/Bond	0.750%	12/31/17	223,235	218,909
United States Treasury Note/Bond	2.750%	12/31/17	85,845	90,540
United States Treasury Note/Bond	0.875%	1/31/18	170,530	167,786
United States Treasury Note/Bond	0.750%	2/28/18	290,115	283,541
United States Treasury Note/Bond	0.750%	3/31/18	330,380	322,276
United States Treasury Note/Bond	0.625%	4/30/18	223,730	216,738
United States Treasury Note/Bond	9.125%	5/15/18	900	1,181
United States Treasury Note/Bond	1.000%	5/31/18	325,427	319,530
United States Treasury Note/Bond	1.375%	6/30/18	307,450	306,103
United States Treasury Note/Bond	1.375%	7/31/18	211,320	210,132
United States Treasury Note/Bond	1.500%	8/31/18	283,545	283,103
United States Treasury Note/Bond	1.375%	9/30/18	398,245	394,824
United States Treasury Note/Bond	1.250%	10/31/18	170,900	168,203
United States Treasury Note/Bond	3.750%	11/15/18	2,100	2,303

United States Treasury Note/Bond	1.250%	11/30/18	515,149	506,293
United States Treasury Note/Bond	1.375%	11/30/18	3,360	3,323
United States Treasury Note/Bond	1.500%	12/31/18	44,634	44,313
United States Treasury Note/Bond	1.250%	1/31/19	2,020	1,980
United States Treasury Note/Bond	1.500%	1/31/19	408,790	405,340
United States Treasury Note/Bond	1.375%	2/28/19	2,720	2,677
United States Treasury Note/Bond	1.500%	2/28/19	465,540	461,029
United States Treasury Note/Bond	1.625%	3/31/19	520,000	517,483
				21,931,303
Agency Bonds and Notes (6.8%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	1,973
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,314
1 Federal Farm Credit Banks	0.500%	6/23/15	4,500	4,515
1 Federal Farm Credit Banks	1.500%	11/16/15	4,500	4,585
1 Federal Farm Credit Banks	4.875%	12/16/15	13,730	14,787
1 Federal Farm Credit Banks	1.050%	3/28/16	3,525	3,570
1 Federal Farm Credit Banks	5.125%	8/25/16	14,700	16,282
1 Federal Farm Credit Banks	4.875%	1/17/17	1,400	1,556
1 Federal Home Loan Banks	0.375%	8/28/15	60,000	60,088
1 Federal Home Loan Banks	1.750%	9/11/15	30,000	30,639
1 Federal Home Loan Banks	0.500%	11/20/15	52,820	52,999
1 Federal Home Loan Banks	0.375%	2/19/16	35,000	34,982
1 Federal Home Loan Banks	3.125%	3/11/16	2,650	2,787
1 Federal Home Loan Banks	5.375%	5/18/16	1,920	2,117
1 Federal Home Loan Banks	5.625%	6/13/16	4,325	4,803
1 Federal Home Loan Banks	0.375%	6/24/16	47,000	46,805
1 Federal Home Loan Banks	4.750%	12/16/16	17,420	19,258
1 Federal Home Loan Banks	0.625%	12/28/16	61,550	61,286
1 Federal Home Loan Banks	4.875%	5/17/17	79,920	89,397
1 Federal Home Loan Banks	1.000%	6/21/17	42,325	42,267
1 Federal Home Loan Banks	2.750%	6/8/18	15,675	16,437
1 Federal Home Loan Banks	5.375%	8/15/18	14,025	16,254
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	112,250	112,576
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	21,305	22,448
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	86,025	87,878
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	18,097
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	15,000	14,996
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	20,420	21,280
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	27,795
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	75,065	77,561
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	42,000	42,149
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	40,000	39,967
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	12,957
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	40,710	41,017
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	22,375	22,358
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	47,560	47,384
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,630	1,866
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	33,700	33,466
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	38,015	37,200
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	77,175	75,561
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	13,086
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	23,680	25,866
2 Federal National Mortgage Assn.	0.500%	5/27/15	23,110	23,189
2 Federal National Mortgage Assn.	0.500%	7/2/15	30,285	30,390
2 Federal National Mortgage Assn.	2.375%	7/28/15	67,710	69,628
2 Federal National Mortgage Assn.	0.500%	9/28/15	40,390	40,515
2 Federal National Mortgage Assn.	4.375%	10/15/15	42,460	45,113

2 Federal National Mortgage Assn.	1.625%	10/26/15	27,320	27,881
2 Federal National Mortgage Assn.	0.375%	12/21/15	20,215	20,226
2 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	57,502
2 Federal National Mortgage Assn.	0.500%	3/30/16	25,600	25,655
2 Federal National Mortgage Assn.	2.375%	4/11/16	42,340	43,964
2 Federal National Mortgage Assn.	0.375%	7/5/16	19,325	19,248
2 Federal National Mortgage Assn.	0.625%	8/26/16	50,000	49,991
2 Federal National Mortgage Assn.	5.250%	9/15/16	5,850	6,499
2 Federal National Mortgage Assn.	1.250%	9/28/16	26,115	26,467
2 Federal National Mortgage Assn.	1.375%	11/15/16	57,700	58,630
2 Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,221
2 Federal National Mortgage Assn.	5.000%	2/13/17	49,000	54,697
2 Federal National Mortgage Assn.	0.750%	4/20/17	40,000	39,732
2 Federal National Mortgage Assn.	1.125%	4/27/17	59,130	59,382
2 Federal National Mortgage Assn.	0.875%	8/28/17	33,800	33,477
2 Federal National Mortgage Assn.	0.875%	10/26/17	59,200	58,481
2 Federal National Mortgage Assn.	0.875%	12/20/17	58,750	57,818
2 Federal National Mortgage Assn.	0.875%	2/8/18	58,475	57,406
2 Federal National Mortgage Assn.	0.875%	5/21/18	46,360	45,281
2 Federal National Mortgage Assn.	1.875%	9/18/18	31,025	31,355
2 Federal National Mortgage Assn.	1.625%	11/27/18	58,990	58,775
2 Federal National Mortgage Assn.	1.875%	2/19/19	9,000	9,029
1 Financing Corp.	9.800%	4/6/18	1,440	1,882
1 Financing Corp.	10.350%	8/3/18	3,755	5,058
1 Financing Corp.	9.650%	11/2/18	12,540	16,758
Private Export Funding Corp.	1.375%	2/15/17	500	505
Private Export Funding Corp.	2.250%	12/15/17	3,225	3,311
Private Export Funding Corp.	1.875%	7/15/18	4,000	4,026
1 Tennessee Valley Authority	5.500%	7/18/17	6,200	7,082
1 Tennessee Valley Authority	6.250%	12/15/17	2,600	3,059
1 Tennessee Valley Authority	4.500%	4/1/18	8,300	9,237
1 Tennessee Valley Authority	1.750%	10/15/18	2,500	2,498
				2,429,177
Total U.S. Government and Agency Obligations (Cost $24,363,036)				24,360,480
Corporate Bonds (23.6%)
Finance (10.3%)
Banking (7.8%)
Abbey National Treasury Services plc	4.000%	4/27/16	9,175	9,739
Abbey National Treasury Services plc	1.375%	3/13/17	2,000	2,001
Abbey National Treasury Services plc	3.050%	8/23/18	7,700	7,938
American Express Bank FSB	6.000%	9/13/17	500	574
American Express Centurion Bank	5.950%	6/12/17	2,175	2,475
American Express Centurion Bank	6.000%	9/13/17	2,250	2,583
American Express Co.	5.500%	9/12/16	2,575	2,852
American Express Co.	6.150%	8/28/17	18,375	21,170
American Express Co.	7.000%	3/19/18	6,600	7,852
American Express Co.	1.550%	5/22/18	5,575	5,481
3 American Express Co.	6.800%	9/1/66	5,225	5,643
American Express Credit Corp.	1.750%	6/12/15	5,741	5,827
American Express Credit Corp.	2.750%	9/15/15	5,992	6,176
American Express Credit Corp.	1.300%	7/29/16	8,250	8,318
American Express Credit Corp.	2.800%	9/19/16	15,450	16,127
American Express Credit Corp.	2.375%	3/24/17	10,325	10,690
American Express Credit Corp.	2.125%	7/27/18	8,925	8,968
American Express Credit Corp.	2.125%	3/18/19	7,600	7,571
Associates Corp. of North America	6.950%	11/1/18	408	486

Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	6,185	6,212
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	9,300	9,411
Australia & New Zealand Banking Group, Ltd.	1.250%	1/10/17	2,250	2,253
Bancolombia SA	4.250%	1/12/16	3,050	3,181
Bank of America Corp.	4.500%	4/1/15	13,775	14,294
Bank of America Corp.	4.750%	8/1/15	4,800	5,050
Bank of America Corp.	3.700%	9/1/15	6,735	7,002
Bank of America Corp.	1.500%	10/9/15	7,215	7,283
Bank of America Corp.	5.250%	12/1/15	6,000	6,397
Bank of America Corp.	1.250%	1/11/16	4,600	4,627
Bank of America Corp.	3.625%	3/17/16	25,775	27,065
Bank of America Corp.	3.750%	7/12/16	14,750	15,611
Bank of America Corp.	6.500%	8/1/16	19,855	22,233
Bank of America Corp.	5.750%	8/15/16	3,900	4,276
Bank of America Corp.	7.800%	9/15/16	2,967	3,398
Bank of America Corp.	5.625%	10/14/16	1,950	2,156
Bank of America Corp.	1.350%	11/21/16	3,100	3,105
Bank of America Corp.	5.420%	3/15/17	6,255	6,891
Bank of America Corp.	3.875%	3/22/17	3,000	3,200
Bank of America Corp.	6.000%	9/1/17	7,467	8,475
Bank of America Corp.	5.750%	12/1/17	19,600	22,164
Bank of America Corp.	2.000%	1/11/18	11,725	11,692
Bank of America Corp.	5.650%	5/1/18	22,025	24,930
Bank of America Corp.	2.600%	1/15/19	20,000	20,074
Bank of America Corp.	5.490%	3/15/19	875	972
Bank of America Corp.	2.650%	4/1/19	7,550	7,569
Bank of America NA	1.125%	11/14/16	15,975	15,935
Bank of America NA	1.250%	2/14/17	14,650	14,583
Bank of America NA	5.300%	3/15/17	12,275	13,514
Bank of America NA	6.100%	6/15/17	250	281
Bank of Montreal	0.800%	11/6/15	5,125	5,148
Bank of Montreal	1.300%	7/15/16	5,025	5,075
Bank of Montreal	2.500%	1/11/17	11,225	11,624
Bank of Montreal	1.400%	9/11/17	2,767	2,756
Bank of Montreal	1.450%	4/9/18	13,875	13,658
Bank of Montreal	2.375%	1/25/19	900	906
Bank of New York Mellon Corp.	3.100%	1/15/15	10,500	10,726
Bank of New York Mellon Corp.	0.700%	10/23/15	2,000	2,006
Bank of New York Mellon Corp.	2.500%	1/15/16	3,250	3,356
Bank of New York Mellon Corp.	2.300%	7/28/16	5,050	5,222
Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,661
Bank of New York Mellon Corp.	1.969%	6/20/17	2,000	2,037
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,080
Bank of New York Mellon Corp.	1.350%	3/6/18	10,000	9,835
Bank of New York Mellon Corp.	2.200%	3/4/19	6,625	6,629
Bank of Nova Scotia	2.050%	10/7/15	7,375	7,540
Bank of Nova Scotia	0.750%	10/9/15	8,450	8,483
Bank of Nova Scotia	0.950%	3/15/16	4,000	4,030
Bank of Nova Scotia	2.900%	3/29/16	2,000	2,086
Bank of Nova Scotia	1.375%	7/15/16	3,250	3,288
Bank of Nova Scotia	1.100%	12/13/16	3,600	3,614
Bank of Nova Scotia	2.550%	1/12/17	16,175	16,740
Bank of Nova Scotia	1.375%	12/18/17	5,450	5,401
Bank of Nova Scotia	1.450%	4/25/18	1,500	1,472
Bank of Nova Scotia	2.050%	10/30/18	8,975	8,945
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,046
Bank One Corp.	4.900%	4/30/15	2,375	2,480

Barclays Bank plc	2.750%	2/23/15	3,875	3,939
Barclays Bank plc	3.900%	4/7/15	680	703
Barclays Bank plc	5.000%	9/22/16	8,775	9,611
Barclays Bank plc	2.500%	2/20/19	11,785	11,835
BB&T Corp.	5.200%	12/23/15	7,379	7,906
BB&T Corp.	3.200%	3/15/16	4,075	4,259
BB&T Corp.	3.950%	4/29/16	3,750	3,985
BB&T Corp.	2.150%	3/22/17	2,950	3,016
BB&T Corp.	4.900%	6/30/17	2,000	2,192
BB&T Corp.	1.450%	1/12/18	5,900	5,821
BB&T Corp.	2.050%	6/19/18	6,860	6,861
BB&T Corp.	2.250%	2/1/19	2,425	2,424
BBVA US Senior SAU	4.664%	10/9/15	11,900	12,507
Bear Stearns Cos. LLC	5.300%	10/30/15	30	32
Bear Stearns Cos. LLC	5.550%	1/22/17	3,500	3,880
Bear Stearns Cos. LLC	6.400%	10/2/17	14,825	17,108
Bear Stearns Cos. LLC	7.250%	2/1/18	17,950	21,386
Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,417
BNP Paribas SA	3.600%	2/23/16	14,740	15,484
BNP Paribas SA	1.250%	12/12/16	3,250	3,251
BNP Paribas SA	2.375%	9/14/17	19,775	20,238
BNP Paribas SA	2.700%	8/20/18	12,075	12,322
BNP Paribas SA	2.400%	12/12/18	7,500	7,498
BNP Paribas SA	2.450%	3/17/19	5,425	5,436
BPCE SA	1.625%	2/10/17	5,500	5,523
BPCE SA	2.500%	12/10/18	7,200	7,230
Branch Banking & Trust Co.	1.450%	10/3/16	3,800	3,849
Branch Banking & Trust Co.	1.050%	12/1/16	825	826
Branch Banking & Trust Co.	2.300%	10/15/18	4,750	4,787
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,675	3,703
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,940	8,177
Canadian Imperial Bank of Commerce	1.550%	1/23/18	7,650	7,561
Capital One Bank USA NA	2.150%	11/21/18	1,200	1,192
Capital One Bank USA NA	2.250%	2/13/19	20,000	19,848
Capital One Financial Corp.	1.000%	11/6/15	2,900	2,905
Capital One Financial Corp.	3.150%	7/15/16	11,150	11,692
Capital One Financial Corp.	6.150%	9/1/16	8,075	9,015
Capital One Financial Corp.	6.750%	9/15/17	3,775	4,401
Capital One NA	1.500%	3/22/18	2,550	2,496
Citigroup Inc.	4.750%	5/19/15	8,299	8,662
Citigroup Inc.	4.700%	5/29/15	13,175	13,763
Citigroup Inc.	2.250%	8/7/15	5,000	5,093
Citigroup Inc.	4.587%	12/15/15	8,400	8,919
Citigroup Inc.	5.300%	1/7/16	6,200	6,657
Citigroup Inc.	1.250%	1/15/16	8,075	8,109
Citigroup Inc.	1.300%	4/1/16	11,924	11,963
Citigroup Inc.	3.953%	6/15/16	13,725	14,548
Citigroup Inc.	1.700%	7/25/16	5,450	5,514
Citigroup Inc.	4.450%	1/10/17	16,825	18,145
Citigroup Inc.	5.500%	2/15/17	11,850	13,082
Citigroup Inc.	1.350%	3/10/17	5,400	5,375
Citigroup Inc.	6.000%	8/15/17	5,827	6,608
Citigroup Inc.	6.125%	11/21/17	19,325	22,117
Citigroup Inc.	1.750%	5/1/18	12,000	11,792
Citigroup Inc.	6.125%	5/15/18	9,992	11,490
Citigroup Inc.	2.500%	9/26/18	16,875	16,985
Comerica Bank	5.750%	11/21/16	1,000	1,122

Comerica Bank	5.200%	8/22/17	2,900	3,220
Comerica Inc.	4.800%	5/1/15	1,500	1,562
Comerica Inc.	3.000%	9/16/15	3,900	4,033
Commonwealth Bank of Australia	1.250%	9/18/15	10,775	10,886
Commonwealth Bank of Australia	1.900%	9/18/17	4,075	4,126
Commonwealth Bank of Australia	2.500%	9/20/18	4,925	5,003
Commonwealth Bank of Australia	2.250%	3/13/19	6,175	6,142
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,150	7,322
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	14,025	14,867
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	25,250	25,054
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	5,000	4,987
Corpbanca SA	3.125%	1/15/18	5,000	4,923
Countrywide Financial Corp.	6.250%	5/15/16	7,326	8,062
Credit Suisse	6.000%	2/15/18	10,125	11,581
Credit Suisse USA Inc.	5.125%	8/15/15	6,750	7,159
Credit Suisse USA Inc.	5.375%	3/2/16	9,096	9,886
Deutsche Bank AG	3.250%	1/11/16	14,175	14,777
Deutsche Bank AG	6.000%	9/1/17	16,550	18,855
Deutsche Bank AG	2.500%	2/13/19	5,000	5,017
Discover Bank	2.000%	2/21/18	10,338	10,301
Discover Financial Services	6.450%	6/12/17	2,575	2,921
Fifth Third Bancorp	3.625%	1/25/16	9,425	9,894
Fifth Third Bancorp	4.500%	6/1/18	4,175	4,519
Fifth Third Bancorp	2.300%	3/1/19	5,000	4,964
Fifth Third Bank	0.900%	2/26/16	500	501
Fifth Third Bank	1.150%	11/18/16	650	652
Fifth Third Bank	1.450%	2/28/18	2,500	2,460
First Horizon National Corp.	5.375%	12/15/15	4,325	4,605
Goldman Sachs Group Inc.	3.300%	5/3/15	7,450	7,654
Goldman Sachs Group Inc.	3.700%	8/1/15	20,175	20,940
Goldman Sachs Group Inc.	1.600%	11/23/15	6,875	6,951
Goldman Sachs Group Inc.	5.350%	1/15/16	11,650	12,543
Goldman Sachs Group Inc.	3.625%	2/7/16	23,725	24,841
Goldman Sachs Group Inc.	5.750%	10/1/16	7,450	8,270
Goldman Sachs Group Inc.	5.625%	1/15/17	11,625	12,829
Goldman Sachs Group Inc.	6.250%	9/1/17	15,550	17,750
Goldman Sachs Group Inc.	5.950%	1/18/18	28,900	32,780
Goldman Sachs Group Inc.	2.375%	1/22/18	11,450	11,528
Goldman Sachs Group Inc.	6.150%	4/1/18	22,458	25,669
Goldman Sachs Group Inc.	2.900%	7/19/18	16,700	17,034
Goldman Sachs Group Inc.	2.625%	1/31/19	31,000	30,911
Goldman Sachs Group Inc.	7.500%	2/15/19	9,110	11,019
HSBC Bank USA NA	6.000%	8/9/17	1,050	1,185
HSBC USA Inc.	1.625%	1/16/18	11,650	11,569
HSBC USA Inc.	2.625%	9/24/18	4,750	4,861
Huntington Bancshares Inc.	2.600%	8/2/18	1,625	1,639
Huntington National Bank	1.350%	8/2/16	1,575	1,585
Huntington National Bank	1.300%	11/20/16	2,750	2,763
Huntington National Bank	2.200%	4/1/19	2,475	2,445
Intesa Sanpaolo SPA	3.125%	1/15/16	8,775	8,980
Intesa Sanpaolo SPA	2.375%	1/13/17	12,650	12,684
Intesa Sanpaolo SPA	3.875%	1/16/18	14,825	15,336
Intesa Sanpaolo SPA	3.875%	1/15/19	7,025	7,153

JPMorgan Chase & Co.	5.250%	5/1/15	6,975	7,304
JPMorgan Chase & Co.	3.400%	6/24/15	13,760	14,219
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,188
JPMorgan Chase & Co.	1.100%	10/15/15	12,275	12,332
JPMorgan Chase & Co.	2.600%	1/15/16	7,723	7,959
JPMorgan Chase & Co.	1.125%	2/26/16	6,125	6,156
JPMorgan Chase & Co.	3.450%	3/1/16	16,265	17,039
JPMorgan Chase & Co.	3.150%	7/5/16	28,975	30,333
JPMorgan Chase & Co.	1.350%	2/15/17	14,421	14,412
JPMorgan Chase & Co.	2.000%	8/15/17	9,038	9,143
JPMorgan Chase & Co.	6.000%	1/15/18	27,725	31,793
JPMorgan Chase & Co.	1.800%	1/25/18	3,450	3,444
JPMorgan Chase & Co.	1.625%	5/15/18	12,525	12,308
JPMorgan Chase & Co.	2.350%	1/28/19	12,375	12,388
JPMorgan Chase Bank NA	5.875%	6/13/16	375	413
JPMorgan Chase Bank NA	6.000%	7/5/17	3,000	3,404
JPMorgan Chase Bank NA	6.000%	10/1/17	16,775	19,112
KeyBank NA	4.950%	9/15/15	1,000	1,061
KeyBank NA	5.450%	3/3/16	3,525	3,828
KeyBank NA	1.650%	2/1/18	12,725	12,638
KeyCorp	3.750%	8/13/15	3,529	3,673
KeyCorp	2.300%	12/13/18	1,300	1,298
Lloyds Bank plc	4.875%	1/21/16	12,800	13,745
Lloyds Bank plc	4.200%	3/28/17	1,150	1,243
Lloyds Bank plc	2.300%	11/27/18	6,575	6,582
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,550	4,115
Manufacturers & Traders Trust Co.	1.450%	3/7/18	250	245
Manufacturers & Traders Trust Co.	2.300%	1/30/19	12,500	12,490
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	918
Merrill Lynch & Co. Inc.	6.050%	5/16/16	11,868	12,976
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,000	5,545
Merrill Lynch & Co. Inc.	6.400%	8/28/17	12,650	14,524
Merrill Lynch & Co. Inc.	6.875%	4/25/18	28,160	33,179
Merrill Lynch & Co. Inc.	6.875%	11/15/18	5,125	6,107
Morgan Stanley	6.000%	4/28/15	16,375	17,290
Morgan Stanley	4.000%	7/24/15	3,000	3,126
Morgan Stanley	5.375%	10/15/15	7,465	7,973
Morgan Stanley	3.450%	11/2/15	6,925	7,199
Morgan Stanley	1.750%	2/25/16	9,292	9,420
Morgan Stanley	3.800%	4/29/16	13,500	14,238
Morgan Stanley	5.750%	10/18/16	10,150	11,280
Morgan Stanley	5.450%	1/9/17	9,975	11,018
Morgan Stanley	4.750%	3/22/17	9,065	9,894
Morgan Stanley	5.550%	4/27/17	9,750	10,875
Morgan Stanley	6.250%	8/28/17	9,925	11,361
Morgan Stanley	5.950%	12/28/17	10,850	12,363
Morgan Stanley	6.625%	4/1/18	23,209	27,080
Morgan Stanley	2.125%	4/25/18	15,100	15,076
Morgan Stanley	2.500%	1/24/19	9,775	9,728
Murray Street Investment Trust I	4.647%	3/9/17	8,650	9,357
National Australia Bank Ltd.	1.600%	8/7/15	7,000	7,090
National Australia Bank Ltd.	0.900%	1/20/16	2,500	2,516
National Australia Bank Ltd.	1.300%	7/25/16	3,050	3,075
National Australia Bank Ltd.	2.750%	3/9/17	7,475	7,794
National Australia Bank Ltd.	2.300%	7/25/18	5,025	5,065
National Bank of Canada	1.500%	6/26/15	2,400	2,430
National Bank of Canada	1.450%	11/7/17	3,350	3,309

National City Bank	5.800%	6/7/17	2,225	2,509
Northern Trust Co.	6.500%	8/15/18	1,275	1,497
PNC Bank NA	1.150%	11/1/16	4,600	4,618
PNC Bank NA	4.875%	9/21/17	300	331
PNC Bank NA	6.000%	12/7/17	6,125	7,031
PNC Bank NA	2.200%	1/28/19	3,625	3,609
PNC Funding Corp.	3.625%	2/8/15	18,675	19,195
PNC Funding Corp.	5.250%	11/15/15	2,100	2,245
PNC Funding Corp.	2.700%	9/19/16	6,450	6,716
PNC Funding Corp.	5.625%	2/1/17	6,977	7,723
Regions Financial Corp.	5.750%	6/15/15	2,150	2,267
Regions Financial Corp.	2.000%	5/15/18	7,375	7,235
Royal Bank of Canada	0.800%	10/30/15	15,425	15,495
Royal Bank of Canada	2.625%	12/15/15	14,925	15,448
Royal Bank of Canada	0.850%	3/8/16	4,750	4,770
Royal Bank of Canada	2.875%	4/19/16	200	209
Royal Bank of Canada	2.300%	7/20/16	2,325	2,404
Royal Bank of Canada	1.450%	9/9/16	4,275	4,336
Royal Bank of Canada	1.200%	1/23/17	7,475	7,480
Royal Bank of Canada	1.500%	1/16/18	6,275	6,219
Royal Bank of Canada	2.200%	7/27/18	9,925	10,016
Royal Bank of Canada	2.150%	3/15/19	7,000	6,955
Royal Bank of Scotland Group plc	2.550%	9/18/15	11,244	11,489
Royal Bank of Scotland Group plc	1.875%	3/31/17	14,400	14,401
4 Royal Bank of Scotland plc	4.875%	8/25/14	2,400	2,436
Royal Bank of Scotland plc	3.950%	9/21/15	5,302	5,523
Royal Bank of Scotland plc	4.375%	3/16/16	7,000	7,438
Santander Bank NA	8.750%	5/30/18	2,825	3,379
Santander Holdings USA Inc.	3.000%	9/24/15	275	281
Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,545
Santander Holdings USA Inc.	3.450%	8/27/18	5,544	5,707
Societe Generale SA	2.750%	10/12/17	5,675	5,815
Societe Generale SA	2.625%	10/1/18	9,200	9,246
State Street Bank & Trust Co.	5.250%	10/15/18	775	870
State Street Corp.	2.875%	3/7/16	4,438	4,621
State Street Corp.	4.956%	3/15/18	6,619	7,217
State Street Corp.	1.350%	5/15/18	4,675	4,585
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	4,825	4,868
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	800	802
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	3,150	3,173
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	1,200	1,201
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	5,800	5,842
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	3,075	3,026
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,425	2,468
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	4,700	4,740
SunTrust Bank	7.250%	3/15/18	3,200	3,756
SunTrust Banks Inc.	3.600%	4/15/16	10,225	10,737
SunTrust Banks Inc.	3.500%	1/20/17	2,135	2,250
SunTrust Banks Inc.	1.350%	2/15/17	5,225	5,217
SunTrust Banks Inc.	6.000%	9/11/17	1,615	1,838
Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,859
Svenska Handelsbanken AB	2.875%	4/4/17	3,550	3,701
Svenska Handelsbanken AB	1.625%	3/21/18	8,075	7,976
Svenska Handelsbanken AB	2.500%	1/25/19	7,575	7,634
Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,765
Toronto-Dominion Bank	2.375%	10/19/16	11,400	11,836
Toronto-Dominion Bank	1.400%	4/30/18	9,075	8,910

Toronto-Dominion Bank	2.625%	9/10/18	10,000	10,267
UBS AG	5.875%	7/15/16	4,800	5,302
UBS AG	5.875%	12/20/17	15,450	17,705
UBS AG	5.750%	4/25/18	6,701	7,658
Union Bank NA	5.950%	5/11/16	2,300	2,533
Union Bank NA	1.500%	9/26/16	4,425	4,490
Union Bank NA	2.125%	6/16/17	2,575	2,628
Union Bank NA	2.625%	9/26/18	13,450	13,712
US Bancorp	3.150%	3/4/15	4,800	4,923
US Bancorp	2.450%	7/27/15	1,750	1,795
US Bancorp	3.442%	2/1/16	4,325	4,517
US Bancorp	2.200%	11/15/16	9,605	9,929
US Bancorp	1.650%	5/15/17	6,000	6,078
US Bancorp	1.950%	11/15/18	4,225	4,211
US Bank NA	1.100%	1/30/17	4,000	4,008
3 US Bank NA	3.778%	4/29/20	1,000	1,030
Vesey Street Investment Trust I	4.404%	9/1/16	1,900	2,039
Wachovia Bank NA	5.000%	8/15/15	7,000	7,424
Wachovia Bank NA	5.600%	3/15/16	400	435
Wachovia Bank NA	6.000%	11/15/17	1,875	2,159
Wachovia Corp.	5.625%	10/15/16	18,050	20,079
Wachovia Corp.	5.750%	6/15/17	4,450	5,058
Wachovia Corp.	5.750%	2/1/18	16,225	18,594
Wells Fargo & Co.	3.625%	4/15/15	8,100	8,366
Wells Fargo & Co.	1.500%	7/1/15	8,825	8,939
Wells Fargo & Co.	3.676%	6/15/16	21,325	22,644
Wells Fargo & Co.	1.250%	7/20/16	11,575	11,682
Wells Fargo & Co.	5.125%	9/15/16	2,500	2,738
Wells Fargo & Co.	2.625%	12/15/16	8,115	8,483
Wells Fargo & Co.	2.100%	5/8/17	2,900	2,970
Wells Fargo & Co.	5.625%	12/11/17	21,145	24,113
Wells Fargo & Co.	1.500%	1/16/18	5,650	5,591
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,312
Westpac Banking Corp.	3.000%	8/4/15	18,625	19,217
Westpac Banking Corp.	1.125%	9/25/15	4,175	4,211
Westpac Banking Corp.	3.000%	12/9/15	7,080	7,365
Westpac Banking Corp.	0.950%	1/12/16	3,825	3,844
Westpac Banking Corp.	1.050%	11/25/16	300	300
Westpac Banking Corp.	2.000%	8/14/17	17,350	17,649
Westpac Banking Corp.	1.600%	1/12/18	5,300	5,260
Westpac Banking Corp.	2.250%	1/17/19	14,125	14,089
Zions Bancorporation	4.500%	3/27/17	2,400	2,563

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	2,250	2,420
BlackRock Inc.	3.500%	12/10/14	5,050	5,160
BlackRock Inc.	1.375%	6/1/15	600	607
BlackRock Inc.	6.250%	9/15/17	200	231
Charles Schwab Corp.	0.850%	12/4/15	1,300	1,304
Charles Schwab Corp.	2.200%	7/25/18	4,974	5,003
Eaton Vance Corp.	6.500%	10/2/17	242	280
Franklin Resources Inc.	3.125%	5/20/15	1,400	1,441
Franklin Resources Inc.	1.375%	9/15/17	2,300	2,282
Jefferies Group LLC	3.875%	11/9/15	5,200	5,416
Jefferies Group LLC	5.125%	4/13/18	4,250	4,619
Lazard Group LLC	6.850%	6/15/17	2,925	3,326
Leucadia National Corp.	8.125%	9/15/15	1,000	1,095

Nomura Holdings Inc.	4.125%	1/19/16	7,000	7,351
Nomura Holdings Inc.	2.000%	9/13/16	8,750	8,825
Nomura Holdings Inc.	2.750%	3/19/19	4,550	4,517
Raymond James Financial Inc.	4.250%	4/15/16	575	609
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,775	2,846

Finance Companies (0.8%)
Air Lease Corp.	4.500%	1/15/16	4,000	4,212
Air Lease Corp.	5.625%	4/1/17	3,225	3,564
Air Lease Corp.	3.375%	1/15/19	10,275	10,429
Ares Capital Corp.	4.875%	11/30/18	10,000	10,339
GATX Corp.	3.500%	7/15/16	3,960	4,171
GATX Corp.	1.250%	3/4/17	900	895
3 GE Capital Trust I	6.375%	11/15/67	2,060	2,263
General Electric Capital Corp.	2.150%	1/9/15	1,085	1,100
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,223
General Electric Capital Corp.	1.625%	7/2/15	19,816	20,092
General Electric Capital Corp.	4.375%	9/21/15	8,500	8,959
General Electric Capital Corp.	2.250%	11/9/15	26,675	27,404
General Electric Capital Corp.	1.000%	12/11/15	16,910	17,048
General Electric Capital Corp.	1.000%	1/8/16	3,180	3,204
General Electric Capital Corp.	5.000%	1/8/16	325	350
General Electric Capital Corp.	2.950%	5/9/16	29,700	31,000
General Electric Capital Corp.	1.500%	7/12/16	250	254
General Electric Capital Corp.	2.900%	1/9/17	8,700	9,098
General Electric Capital Corp.	5.400%	2/15/17	9,600	10,740
General Electric Capital Corp.	2.450%	3/15/17	4,000	4,132
General Electric Capital Corp.	2.300%	4/27/17	6,000	6,181
General Electric Capital Corp.	5.625%	9/15/17	13,200	14,975
General Electric Capital Corp.	1.600%	11/20/17	11,925	11,987
General Electric Capital Corp.	1.625%	4/2/18	3,850	3,831
General Electric Capital Corp.	5.625%	5/1/18	13,684	15,642
General Electric Capital Corp.	2.300%	1/14/19	8,500	8,582
3 General Electric Capital Corp.	6.375%	11/15/67	10,975	12,072
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	4,625	4,810
HSBC Finance Corp.	5.250%	4/15/15	300	314
HSBC Finance Corp.	5.000%	6/30/15	1,060	1,114
HSBC Finance Corp.	5.500%	1/19/16	20,725	22,297
4 International Lease Finance Corp.	6.750%	9/1/16	7,200	8,055
4 International Lease Finance Corp.	7.125%	9/1/18	10,000	11,650

Insurance (1.0%)
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,165
ACE INA Holdings Inc.	2.600%	11/23/15	1,925	1,983
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,570
ACE INA Holdings Inc.	5.800%	3/15/18	1,500	1,708
ACE INA Holdings Inc.	5.900%	6/15/19	1,000	1,173
Aetna Inc.	1.750%	5/15/17	200	202
Aetna Inc.	1.500%	11/15/17	12,825	12,801
Aflac Inc.	3.450%	8/15/15	749	779
Aflac Inc.	2.650%	2/15/17	5,755	5,989
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,500	5,121
3 Allstate Corp.	6.125%	5/15/67	5,150	5,407
American International Group Inc.	2.375%	8/24/15	825	842
American International Group Inc.	5.050%	10/1/15	2,000	2,126
American International Group Inc.	4.875%	9/15/16	10,700	11,673
American International Group Inc.	5.600%	10/18/16	2,175	2,411

American International Group Inc.	3.800%	3/22/17	6,425	6,869
American International Group Inc.	5.450%	5/18/17	5,655	6,310
American International Group Inc.	5.850%	1/16/18	13,925	15,938
American International Group Inc.	8.250%	8/15/18	24,335	30,378
Aon Corp.	3.500%	9/30/15	3,350	3,483
Aon Corp.	3.125%	5/27/16	3,000	3,125
Assurant Inc.	2.500%	3/15/18	700	696
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,861
AXIS Specialty Finance plc	2.650%	4/1/19	1,375	1,373
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	19,150	19,381
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	7,000	7,996
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	2,125	2,143
Berkshire Hathaway Inc.	2.200%	8/15/16	2,500	2,585
Berkshire Hathaway Inc.	1.900%	1/31/17	6,300	6,453
Berkshire Hathaway Inc.	1.550%	2/9/18	1,375	1,370
Chubb Corp.	5.750%	5/15/18	4,100	4,700
3 Chubb Corp.	6.375%	3/29/67	2,800	3,104
Cigna Corp.	2.750%	11/15/16	7,925	8,263
CNA Financial Corp.	6.500%	8/15/16	3,950	4,443
Genworth Holdings Inc.	8.625%	12/15/16	2,400	2,843
Genworth Holdings Inc.	6.515%	5/22/18	4,825	5,568
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,750	5,263
Hartford Financial Services Group Inc.	5.375%	3/15/17	525	580
Hartford Financial Services Group Inc.	6.300%	3/15/18	680	792
Hartford Financial Services Group Inc.	6.000%	1/15/19	175	203
Lincoln National Corp.	4.300%	6/15/15	2,000	2,082
3 Lincoln National Corp.	7.000%	5/17/66	6,925	7,081
3 Lincoln National Corp.	6.050%	4/20/67	1,000	992
Loews Corp.	5.250%	3/15/16	1,275	1,379
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,178
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,124
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	400	406
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	500	650
MetLife Inc.	5.000%	6/15/15	10,425	10,985
MetLife Inc.	6.750%	6/1/16	6,830	7,676
MetLife Inc.	6.817%	8/15/18	4,800	5,741
MetLife Inc.	7.717%	2/15/19	804	1,001
Principal Financial Group Inc.	1.850%	11/15/17	1,016	1,019
3 Progressive Corp.	6.700%	6/15/67	3,775	4,162
Prudential Financial Inc.	4.750%	9/17/15	11,120	11,771
Prudential Financial Inc.	3.000%	5/12/16	6,015	6,274
Prudential Financial Inc.	6.100%	6/15/17	250	285
Prudential Financial Inc.	6.000%	12/1/17	500	576
3 Prudential Financial Inc.	8.875%	6/15/68	2,581	3,149
3 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,814
3 StanCorp Financial Group Inc.	6.900%	6/1/67	1,000	1,007
Torchmark Corp.	6.375%	6/15/16	1,250	1,390
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,535
Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,435
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,478
Travelers Cos. Inc.	5.800%	5/15/18	2,825	3,234
UnitedHealth Group Inc.	0.850%	10/15/15	4,132	4,158
UnitedHealth Group Inc.	1.875%	11/15/16	1,462	1,497
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,171
UnitedHealth Group Inc.	1.400%	10/15/17	2,500	2,503
UnitedHealth Group Inc.	6.000%	2/15/18	7,875	9,096
UnitedHealth Group Inc.	1.625%	3/15/19	5,225	5,086

Unum Group	7.125%	9/30/16	1,800	2,048
Voya Financial Inc.	2.900%	2/15/18	12,070	12,343
WellPoint Inc.	5.000%	12/15/14	1,475	1,523
WellPoint Inc.	1.250%	9/10/15	5,235	5,280
WellPoint Inc.	5.250%	1/15/16	8,025	8,639
WellPoint Inc.	2.375%	2/15/17	1,200	1,229
WellPoint Inc.	5.875%	6/15/17	1,885	2,131
WellPoint Inc.	1.875%	1/15/18	625	622
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,652
Willis North America Inc.	6.200%	3/28/17	2,350	2,562
XLIT Ltd.	2.300%	12/15/18	1,100	1,096

Other Finance (0.0%)
IntercontinentalExchange Group Inc.	2.500%	10/15/18	425	430
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,795
NYSE Euronext	2.000%	10/5/17	4,325	4,395
ORIX Corp.	4.710%	4/27/15	750	783
ORIX Corp.	5.000%	1/12/16	4,590	4,894
ORIX Corp.	3.750%	3/9/17	3,450	3,631

Real Estate Investment Trusts (0.5%)
4 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	12,000	11,969
4 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	10,975	10,903
Arden Realty LP	5.250%	3/1/15	1,250	1,290
AvalonBay Communities Inc.	5.750%	9/15/16	1,650	1,833
BioMed Realty LP	3.850%	4/15/16	3,700	3,889
Brandywine Operating Partnership LP	5.700%	5/1/17	3,475	3,813
Brandywine Operating Partnership LP	4.950%	4/15/18	200	216
BRE Properties Inc.	5.500%	3/15/17	2,175	2,389
CommonWealth REIT	6.250%	6/15/17	2,200	2,374
CommonWealth REIT	6.650%	1/15/18	2,850	3,112
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,418
Duke Realty LP	7.375%	2/15/15	2,700	2,854
Duke Realty LP	8.250%	8/15/19	1,125	1,392
ERP Operating LP	6.584%	4/13/15	820	868
ERP Operating LP	5.125%	3/15/16	2,565	2,772
ERP Operating LP	5.375%	8/1/16	3,575	3,931
ERP Operating LP	5.750%	6/15/17	4,507	5,080
HCP Inc.	3.750%	2/1/16	5,918	6,229
HCP Inc.	6.300%	9/15/16	1,000	1,124
HCP Inc.	6.700%	1/30/18	4,500	5,252
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,195
Health Care REIT Inc.	6.200%	6/1/16	975	1,079
Health Care REIT Inc.	4.700%	9/15/17	50	55
Health Care REIT Inc.	2.250%	3/15/18	6,514	6,520
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,816
Hospitality Properties Trust	6.700%	1/15/18	2,000	2,258
Kilroy Realty LP	5.000%	11/3/15	2,325	2,472
Kilroy Realty LP	4.800%	7/15/18	1,050	1,131
Kimco Realty Corp.	5.783%	3/15/16	1,025	1,116
Kimco Realty Corp.	5.700%	5/1/17	5,048	5,613
Kimco Realty Corp.	4.300%	2/1/18	1,250	1,337
Mack-Cali Realty LP	2.500%	12/15/17	1,650	1,660
Mack-Cali Realty LP	7.750%	8/15/19	500	597
ProLogis LP	4.500%	8/15/17	200	216

ProLogis LP	6.625%	5/15/18	5,109	5,953
ProLogis LP	2.750%	2/15/19	5,000	5,017
Realty Income Corp.	2.000%	1/31/18	3,700	3,677
Regency Centers LP	5.250%	8/1/15	3,200	3,372
Senior Housing Properties Trust	4.300%	1/15/16	1,000	1,039
Simon Property Group LP	5.100%	6/15/15	3,000	3,162
Simon Property Group LP	5.250%	12/1/16	6,225	6,867
Simon Property Group LP	2.800%	1/30/17	4,500	4,693
Simon Property Group LP	2.150%	9/15/17	2,935	3,004
Simon Property Group LP	6.125%	5/30/18	4,225	4,907
Simon Property Group LP	2.200%	2/1/19	4,000	3,995
Tanger Properties LP	6.150%	11/15/15	3,050	3,307
UDR Inc.	4.250%	6/1/18	850	909
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,142
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,100	8,083
Vornado Realty LP	4.250%	4/1/15	1,000	1,026
				3,677,551
Industrial (11.4%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	1,250	1,478
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,085
Airgas Inc.	3.250%	10/1/15	2,950	3,051
Airgas Inc.	1.650%	2/15/18	1,650	1,617
Alcoa Inc.	5.550%	2/1/17	2,600	2,847
Alcoa Inc.	6.750%	7/15/18	5,875	6,704
Barrick North America Finance LLC	6.800%	9/15/18	575	669
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,650	2,712
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	15,926	16,175
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,874
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	12,665	12,689
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,609
CF Industries Inc.	6.875%	5/1/18	5,000	5,819
Dow Chemical Co.	2.500%	2/15/16	2,530	2,606
Dow Chemical Co.	5.700%	5/15/18	5,375	6,126
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,060
Eastman Chemical Co.	2.400%	6/1/17	14,098	14,408
Ecolab Inc.	1.000%	8/9/15	1,987	1,996
Ecolab Inc.	3.000%	12/8/16	7,200	7,564
Ecolab Inc.	1.450%	12/8/17	3,725	3,693
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,082
EI du Pont de Nemours & Co.	5.250%	12/15/16	6,190	6,833
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,325	8,542
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	6,875	6,989
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	13,180	13,164
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,353
Glencore Canada Corp.	6.000%	10/15/15	1,575	1,690
Goldcorp Inc.	2.125%	3/15/18	7,450	7,394
International Paper Co.	5.300%	4/1/15	3,000	3,137
International Paper Co.	5.250%	4/1/16	2,950	3,186
International Paper Co.	7.950%	6/15/18	12,075	14,793
Lubrizol Corp.	5.500%	10/1/14	1,850	1,897
Monsanto Co.	2.750%	4/15/16	1,250	1,303
Monsanto Co.	5.125%	4/15/18	925	1,039
Nucor Corp.	5.750%	12/1/17	5,609	6,379
Nucor Corp.	5.850%	6/1/18	2,175	2,485
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,774
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	6,000	6,282

Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,225	1,288
PPG Industries Inc.	1.900%	1/15/16	3,675	3,742
PPG Industries Inc.	6.650%	3/15/18	950	1,107
Praxair Inc.	4.625%	3/30/15	1,625	1,694
Praxair Inc.	5.375%	11/1/16	700	778
Praxair Inc.	5.200%	3/15/17	1,250	1,389
Praxair Inc.	1.050%	11/7/17	7,000	6,880
Praxair Inc.	1.250%	11/7/18	2,500	2,415
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	11,695	11,894
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,091
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,870	2,954
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,913	10,488
Rio Tinto Finance USA plc	1.375%	6/17/16	5,000	5,043
Rio Tinto Finance USA plc	2.000%	3/22/17	10,700	10,894
Rio Tinto Finance USA plc	1.625%	8/21/17	2,500	2,503
Rio Tinto Finance USA plc	2.250%	12/14/18	3,800	3,798
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,934
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,709
Teck Resources Ltd.	3.850%	8/15/17	50	53
Teck Resources Ltd.	2.500%	2/1/18	1,950	1,958
Teck Resources Ltd.	3.000%	3/1/19	5,200	5,212
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,205
Vale Overseas Ltd.	6.250%	1/11/16	5,425	5,888
Vale Overseas Ltd.	6.250%	1/23/17	9,500	10,608

Capital Goods (1.0%)
3M Co.	1.375%	9/29/16	5,650	5,751
3M Co.	1.000%	6/26/17	3,000	2,989
Boeing Capital Corp.	2.125%	8/15/16	4,675	4,826
Boeing Co.	3.750%	11/20/16	700	752
Boeing Co.	0.950%	5/15/18	5,500	5,342
Boeing Co.	6.000%	3/15/19	2,200	2,598
Caterpillar Financial Services Corp.	1.050%	3/26/15	800	806
Caterpillar Financial Services Corp.	1.100%	5/29/15	2,320	2,339
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,000	2,097
Caterpillar Financial Services Corp.	0.700%	11/6/15	2,335	2,343
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,790
Caterpillar Financial Services Corp.	2.050%	8/1/16	6,650	6,849
Caterpillar Financial Services Corp.	1.000%	3/3/17	8,000	7,979
Caterpillar Financial Services Corp.	1.625%	6/1/17	15,000	15,154
Caterpillar Financial Services Corp.	1.250%	11/6/17	4,225	4,189
Caterpillar Financial Services Corp.	1.300%	3/1/18	4,250	4,164
Caterpillar Financial Services Corp.	5.450%	4/15/18	350	397
Caterpillar Financial Services Corp.	2.450%	9/6/18	2,800	2,849
Caterpillar Financial Services Corp.	7.150%	2/15/19	8,325	10,188
Caterpillar Inc.	0.950%	6/26/15	7,230	7,273
Caterpillar Inc.	5.700%	8/15/16	675	750
Caterpillar Inc.	1.500%	6/26/17	5,125	5,160
Cooper US Inc.	2.375%	1/15/16	2,500	2,573
Cooper US Inc.	6.100%	7/1/17	500	569
Crane Co.	2.750%	12/15/18	2,500	2,509
CRH America Inc.	4.125%	1/15/16	8,500	8,965
CRH America Inc.	6.000%	9/30/16	4,350	4,851
Danaher Corp.	2.300%	6/23/16	1,500	1,552
Danaher Corp.	5.625%	1/15/18	700	799
Danaher Corp.	5.400%	3/1/19	325	371
Eaton Corp.	0.950%	11/2/15	3,100	3,114

Eaton Corp.	1.500%	11/2/17	8,525	8,494
Eaton Corp.	5.600%	5/15/18	3,725	4,196
Eaton Corp.	6.950%	3/20/19	1,010	1,200
Exelis Inc.	4.250%	10/1/16	1,175	1,242
General Dynamics Corp.	1.000%	11/15/17	6,848	6,730
General Electric Co.	0.850%	10/9/15	7,975	8,013
General Electric Co.	5.250%	12/6/17	29,850	33,822
Honeywell International Inc.	5.300%	3/1/18	1,525	1,733
Honeywell International Inc.	5.000%	2/15/19	1,450	1,639
Illinois Tool Works Inc.	1.950%	3/1/19	2,757	2,733
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	50	59
4 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,150	1,150
John Deere Capital Corp.	0.875%	4/17/15	12,550	12,628
John Deere Capital Corp.	0.950%	6/29/15	5,540	5,580
John Deere Capital Corp.	0.700%	9/4/15	2,800	2,815
John Deere Capital Corp.	2.250%	6/7/16	150	155
John Deere Capital Corp.	1.850%	9/15/16	5,650	5,791
John Deere Capital Corp.	1.050%	12/15/16	3,200	3,209
John Deere Capital Corp.	1.400%	3/15/17	8,000	8,066
John Deere Capital Corp.	1.200%	10/10/17	2,500	2,489
John Deere Capital Corp.	1.300%	3/12/18	300	296
John Deere Capital Corp.	5.350%	4/3/18	450	509
John Deere Capital Corp.	1.950%	12/13/18	4,500	4,485
John Deere Capital Corp.	1.950%	3/4/19	100	99
Joy Global Inc.	6.000%	11/15/16	875	973
L-3 Communications Corp.	3.950%	11/15/16	2,100	2,240
Lockheed Martin Corp.	2.125%	9/15/16	7,400	7,615
Martin Marietta Materials Inc.	6.600%	4/15/18	100	113
Mohawk Industries Inc.	6.125%	1/15/16	10,000	10,810
Northrop Grumman Corp.	1.750%	6/1/18	2,375	2,337
Owens Corning	6.500%	12/1/16	4,447	4,947
Pentair Finance SA	1.350%	12/1/15	1,000	1,007
Precision Castparts Corp.	0.700%	12/20/15	7,875	7,896
Precision Castparts Corp.	1.250%	1/15/18	4,075	4,012
Raytheon Co.	6.750%	3/15/18	3,000	3,525
Raytheon Co.	6.400%	12/15/18	500	588
Republic Services Inc.	3.800%	5/15/18	6,275	6,671
Roper Industries Inc.	1.850%	11/15/17	4,575	4,595
Roper Industries Inc.	2.050%	10/1/18	10,650	10,489
3 Stanley Black & Decker Inc.	5.750%	12/15/53	2,490	2,689
Tyco International Finance SA	8.500%	1/15/19	2,883	3,547
United Technologies Corp.	4.875%	5/1/15	10,000	10,484
United Technologies Corp.	1.800%	6/1/17	14,735	14,993
United Technologies Corp.	5.375%	12/15/17	2,410	2,749
United Technologies Corp.	6.125%	2/1/19	1,350	1,594
Waste Management Inc.	6.375%	3/11/15	1,900	2,004
Waste Management Inc.	2.600%	9/1/16	2,500	2,597
Waste Management Inc.	6.100%	3/15/18	2,350	2,720

Communication (1.7%)
21st Century Fox America Inc.	5.300%	12/15/14	2,450	2,533
21st Century Fox America Inc.	6.900%	3/1/19	6,300	7,600
America Movil SAB de CV	3.625%	3/30/15	6,600	6,740
America Movil SAB de CV	2.375%	9/8/16	5,550	5,714
American Tower Corp.	4.625%	4/1/15	3,709	3,850
American Tower Corp.	4.500%	1/15/18	11,975	12,944
American Tower Corp.	3.400%	2/15/19	6,000	6,153

AT&T Inc.	2.500%	8/15/15	16,875	17,301
AT&T Inc.	0.800%	12/1/15	2,075	2,079
AT&T Inc.	0.900%	2/12/16	8,094	8,107
AT&T Inc.	2.950%	5/15/16	6,425	6,699
AT&T Inc.	5.625%	6/15/16	4,175	4,602
AT&T Inc.	2.400%	8/15/16	4,200	4,337
AT&T Inc.	1.600%	2/15/17	14,750	14,856
AT&T Inc.	1.700%	6/1/17	11,888	11,960
AT&T Inc.	1.400%	12/1/17	15,275	15,132
AT&T Inc.	5.500%	2/1/18	15,579	17,599
AT&T Inc.	5.600%	5/15/18	5,400	6,140
AT&T Inc.	2.375%	11/27/18	3,650	3,671
AT&T Inc.	2.300%	3/11/19	19,500	19,386
British Telecommunications plc	2.000%	6/22/15	14,550	14,765
British Telecommunications plc	1.625%	6/28/16	200	202
British Telecommunications plc	1.250%	2/14/17	850	848
British Telecommunications plc	5.950%	1/15/18	3,825	4,359
British Telecommunications plc	2.350%	2/14/19	1,275	1,268
CBS Corp.	1.950%	7/1/17	1,925	1,950
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	2,325	2,330
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	2,220	2,805
Comcast Cable Communications LLC	8.875%	5/1/17	1,000	1,224
Comcast Corp.	5.850%	11/15/15	12,600	13,681
Comcast Corp.	5.900%	3/15/16	9,122	10,033
Comcast Corp.	4.950%	6/15/16	2,175	2,368
Comcast Corp.	6.500%	1/15/17	3,093	3,539
Comcast Corp.	6.300%	11/15/17	4,400	5,125
Comcast Corp.	5.875%	2/15/18	7,225	8,300
Comcast Corp.	5.700%	5/15/18	6,386	7,341
COX Communications Inc.	5.500%	10/1/15	1,775	1,893
Deutsche Telekom International Finance BV	5.750%	3/23/16	3,900	4,266
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,400	6,394
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	3,765	3,906
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	13,625	14,249
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	9,000	9,193
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	8,010	7,909
Discovery Communications LLC	3.700%	6/1/15	3,950	4,091
Embarq Corp.	7.082%	6/1/16	9,275	10,420
NBCUniversal Media LLC	3.650%	4/30/15	4,650	4,812
NBCUniversal Media LLC	2.875%	4/1/16	9,250	9,627
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,325	2,312
Omnicom Group Inc.	5.900%	4/15/16	15,015	16,463
Orange SA	2.125%	9/16/15	600	610
Orange SA	2.750%	9/14/16	3,650	3,791
Orange SA	2.750%	2/6/19	9,200	9,320
Qwest Corp.	6.500%	6/1/17	4,450	5,039
Rogers Communications Inc.	7.500%	3/15/15	3,000	3,200
Rogers Communications Inc.	6.800%	8/15/18	4,190	4,983
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,418
TCI Communications Inc.	8.750%	8/1/15	200	222
Telefonica Emisiones SAU	3.729%	4/27/15	5,825	5,994

Telefonica Emisiones SAU	3.992%	2/16/16	13,500	14,172
Telefonica Emisiones SAU	6.421%	6/20/16	5,050	5,590
Telefonica Emisiones SAU	3.192%	4/27/18	17,500	17,927
Thomson Reuters Corp.	1.300%	2/23/17	5,000	4,973
Thomson Reuters Corp.	6.500%	7/15/18	1,730	2,013
Time Warner Cable Inc.	5.850%	5/1/17	8,800	9,906
Time Warner Cable Inc.	6.750%	7/1/18	20,000	23,449
Verizon Communications Inc.	4.900%	9/15/15	764	811
Verizon Communications Inc.	0.700%	11/2/15	2,012	2,025
Verizon Communications Inc.	5.550%	2/15/16	5,000	5,461
Verizon Communications Inc.	3.000%	4/1/16	12,830	13,392
Verizon Communications Inc.	2.500%	9/15/16	28,040	29,033
Verizon Communications Inc.	2.000%	11/1/16	5,265	5,392
Verizon Communications Inc.	1.100%	11/1/17	4,500	4,423
Verizon Communications Inc.	5.500%	2/15/18	10,600	12,081
Verizon Communications Inc.	6.100%	4/15/18	3,675	4,278
Verizon Communications Inc.	3.650%	9/14/18	37,005	39,304
Verizon Communications Inc.	8.750%	11/1/18	229	293
Vodafone Group plc	5.625%	2/27/17	8,762	9,844
Vodafone Group plc	1.625%	3/20/17	5,200	5,253
Vodafone Group plc	1.250%	9/26/17	4,250	4,202
Vodafone Group plc	1.500%	2/19/18	7,000	6,891
Vodafone Group plc	4.625%	7/15/18	5,320	5,889

Consumer Cyclical (1.7%)
Amazon.com Inc.	0.650%	11/27/15	9,372	9,399
Amazon.com Inc.	1.200%	11/29/17	4,200	4,152
American Honda Finance Corp.	1.125%	10/7/16	5,500	5,543
American Honda Finance Corp.	2.125%	10/10/18	4,900	4,921
AutoZone Inc.	5.500%	11/15/15	1,565	1,683
AutoZone Inc.	1.300%	1/13/17	2,775	2,775
AutoZone Inc.	7.125%	8/1/18	3,975	4,754
Brinker International Inc.	2.600%	5/15/18	10,450	10,362
Carnival Corp.	1.200%	2/5/16	1,950	1,955
Carnival Corp.	1.875%	12/15/17	2,525	2,525
Costco Wholesale Corp.	0.650%	12/7/15	5,825	5,844
Costco Wholesale Corp.	5.500%	3/15/17	2,225	2,505
Costco Wholesale Corp.	1.125%	12/15/17	9,525	9,426
CVS Caremark Corp.	3.250%	5/18/15	11,550	11,895
CVS Caremark Corp.	6.125%	8/15/16	600	670
CVS Caremark Corp.	1.200%	12/5/16	2,850	2,866
CVS Caremark Corp.	5.750%	6/1/17	4,910	5,551
CVS Caremark Corp.	2.250%	12/5/18	5,100	5,110
Dollar General Corp.	4.125%	7/15/17	5,638	6,035
eBay Inc.	1.625%	10/15/15	2,975	3,029
eBay Inc.	1.350%	7/15/17	4,475	4,473
Expedia Inc.	7.456%	8/15/18	2,650	3,127
Ford Motor Co.	6.500%	8/1/18	1,392	1,606
Ford Motor Credit Co. LLC	7.000%	4/15/15	14,725	15,661
Ford Motor Credit Co. LLC	2.750%	5/15/15	7,175	7,328
Ford Motor Credit Co. LLC	12.000%	5/15/15	4,650	5,221
Ford Motor Credit Co. LLC	5.625%	9/15/15	7,400	7,893
Ford Motor Credit Co. LLC	2.500%	1/15/16	858	881
Ford Motor Credit Co. LLC	4.207%	4/15/16	12,700	13,480
Ford Motor Credit Co. LLC	3.984%	6/15/16	2,250	2,386
Ford Motor Credit Co. LLC	8.000%	12/15/16	12,300	14,399
Ford Motor Credit Co. LLC	4.250%	2/3/17	8,325	8,933

Ford Motor Credit Co. LLC	3.000%	6/12/17	9,252	9,605
Ford Motor Credit Co. LLC	6.625%	8/15/17	7,800	9,012
Ford Motor Credit Co. LLC	2.375%	1/16/18	21,650	21,876
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,206	12,385
Ford Motor Credit Co. LLC	2.875%	10/1/18	3,000	3,058
Ford Motor Credit Co. LLC	2.375%	3/12/19	3,300	3,272
Historic TW Inc.	6.875%	6/15/18	550	655
Home Depot Inc.	5.400%	3/1/16	15,575	16,986
Home Depot Inc.	2.250%	9/10/18	7,875	8,006
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,134
Johnson Controls Inc.	5.500%	1/15/16	1,450	1,568
Johnson Controls Inc.	2.600%	12/1/16	800	829
Kohl's Corp.	6.250%	12/15/17	6,075	6,979
Lowe's Cos. Inc.	2.125%	4/15/16	500	514
Lowe's Cos. Inc.	5.400%	10/15/16	9,825	10,940
Lowe's Cos. Inc.	1.625%	4/15/17	5,450	5,525
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,125	10,999
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,062	4,531
Marriott International Inc.	6.200%	6/15/16	1,400	1,542
Marriott International Inc.	6.375%	6/15/17	1,275	1,445
Marriott International Inc.	3.000%	3/1/19	975	994
MasterCard Inc.	2.000%	4/1/19	2,725	2,709
McDonald's Corp.	0.750%	5/29/15	4,500	4,522
McDonald's Corp.	5.300%	3/15/17	500	559
McDonald's Corp.	5.800%	10/15/17	3,750	4,304
McDonald's Corp.	5.350%	3/1/18	4,836	5,496
Nordstrom Inc.	6.250%	1/15/18	1,475	1,702
PACCAR Financial Corp.	1.050%	6/5/15	1,300	1,310
PACCAR Financial Corp.	0.800%	2/8/16	2,750	2,754
PACCAR Financial Corp.	1.150%	8/16/16	5,125	5,166
PACCAR Financial Corp.	1.600%	3/15/17	1,350	1,362
4 QVC Inc.	3.125%	4/1/19	1,375	1,373
Ralph Lauren Corp.	2.125%	9/26/18	1,700	1,701
Staples Inc.	2.750%	1/12/18	3,000	3,035
Starbucks Corp.	0.875%	12/5/16	3,360	3,356
Starbucks Corp.	6.250%	8/15/17	1,250	1,444
Starbucks Corp.	2.000%	12/5/18	1,975	1,964
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	115	126
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	2,055	2,387
Target Corp.	1.125%	7/18/14	1,050	1,053
Target Corp.	5.875%	7/15/16	3,225	3,598
Target Corp.	5.375%	5/1/17	5,850	6,568
Target Corp.	6.000%	1/15/18	5,370	6,191
Time Warner Inc.	3.150%	7/15/15	11,000	11,366
Time Warner Inc.	5.875%	11/15/16	50	56
TJX Cos. Inc.	4.200%	8/15/15	4,590	4,817
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,574
Toyota Motor Credit Corp.	0.875%	7/17/15	13,225	13,310
Toyota Motor Credit Corp.	2.800%	1/11/16	10,225	10,630
Toyota Motor Credit Corp.	2.000%	9/15/16	6,500	6,677
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,242
Toyota Motor Credit Corp.	1.250%	10/5/17	3,155	3,131
Toyota Motor Credit Corp.	1.375%	1/10/18	2,375	2,351
Toyota Motor Credit Corp.	2.000%	10/24/18	11,000	10,983
Toyota Motor Credit Corp.	2.100%	1/17/19	3,000	2,988
Viacom Inc.	4.250%	9/15/15	2,300	2,415
Viacom Inc.	6.250%	4/30/16	7,500	8,309

Viacom Inc.	2.500%	12/15/16	1,425	1,476
Viacom Inc.	3.500%	4/1/17	2,850	3,029
Viacom Inc.	2.500%	9/1/18	6,000	6,086
Wal-Mart Stores Inc.	2.875%	4/1/15	5,130	5,265
Wal-Mart Stores Inc.	4.500%	7/1/15	689	724
Wal-Mart Stores Inc.	2.250%	7/8/15	6,050	6,199
Wal-Mart Stores Inc.	1.500%	10/25/15	14,975	15,221
Wal-Mart Stores Inc.	0.600%	4/11/16	5,658	5,670
Wal-Mart Stores Inc.	5.800%	2/15/18	11,390	13,146
Wal-Mart Stores Inc.	1.125%	4/11/18	4,825	4,724
Wal-Mart Stores Inc.	1.950%	12/15/18	475	475
Wal-Mart Stores Inc.	4.125%	2/1/19	2,040	2,251
Walgreen Co.	1.800%	9/15/17	6,825	6,872
Walgreen Co.	5.250%	1/15/19	3,733	4,240
Walt Disney Co.	1.350%	8/16/16	3,750	3,810
Walt Disney Co.	1.125%	2/15/17	13,536	13,563
Walt Disney Co.	1.100%	12/1/17	7,075	7,001
Western Union Co.	5.930%	10/1/16	2,150	2,384
Western Union Co.	2.875%	12/10/17	600	614
Western Union Co.	3.650%	8/22/18	3,450	3,542
Wyndham Worldwide Corp.	2.950%	3/1/17	3,475	3,577
Wyndham Worldwide Corp.	2.500%	3/1/18	225	227
Yum! Brands Inc.	6.250%	4/15/16	150	165

Consumer Noncyclical (3.1%)
AbbVie Inc.	1.200%	11/6/15	25,490	25,715
AbbVie Inc.	1.750%	11/6/17	23,325	23,395
Actavis Inc.	1.875%	10/1/17	10,400	10,376
Allergan Inc.	1.350%	3/15/18	2,975	2,917
Altria Group Inc.	4.125%	9/11/15	11,125	11,677
Altria Group Inc.	9.700%	11/10/18	6,690	8,821
AmerisourceBergen Corp.	5.875%	9/15/15	2,175	2,336
Amgen Inc.	2.300%	6/15/16	3,550	3,657
Amgen Inc.	2.500%	11/15/16	2,625	2,725
Amgen Inc.	2.125%	5/15/17	16,600	16,989
Amgen Inc.	5.850%	6/1/17	11,725	13,312
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,875	4,398
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	4,500	4,511
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	4,150	4,084
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	18,375	18,352
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	10,000	10,047
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	15,910	16,568
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	19,630	19,694
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,575	6,927
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	753
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,275	3,716
AstraZeneca plc	5.900%	9/15/17	8,000	9,181
Avon Products Inc.	2.375%	3/15/16	1,475	1,500
Avon Products Inc.	5.750%	3/1/18	2,356	2,579
Baxter International Inc.	4.625%	3/15/15	2,750	2,858
Baxter International Inc.	5.900%	9/1/16	3,300	3,694
Baxter International Inc.	5.375%	6/1/18	975	1,105
Baxter International Inc.	1.850%	6/15/18	7,530	7,504
Beam Inc.	1.875%	5/15/17	875	878
Beam Inc.	1.750%	6/15/18	925	902
Becton Dickinson & Co.	1.750%	11/8/16	300	307
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,832

Boston Scientific Corp.	6.250%	11/15/15	8,000	8,686
Boston Scientific Corp.	6.400%	6/15/16	6,000	6,667
Boston Scientific Corp.	5.125%	1/12/17	1,850	2,026
Boston Scientific Corp.	2.650%	10/1/18	5,000	5,037
Bottling Group LLC	5.125%	1/15/19	8,000	9,085
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,750	5,679
Brown-Forman Corp.	2.500%	1/15/16	625	645
Brown-Forman Corp.	1.000%	1/15/18	2,275	2,220
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,025
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,453
Bunge Ltd. Finance Corp.	3.200%	6/15/17	3,450	3,588
Campbell Soup Co.	3.050%	7/15/17	1,975	2,072
Cardinal Health Inc.	4.000%	6/15/15	1,875	1,949
Cardinal Health Inc.	1.700%	3/15/18	8,550	8,477
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,450	1,425
Celgene Corp.	2.450%	10/15/15	5,600	5,744
Celgene Corp.	1.900%	8/15/17	2,150	2,169
Celgene Corp.	2.300%	8/15/18	688	690
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,276
Clorox Co.	5.000%	1/15/15	3,700	3,826
Coca-Cola Co.	1.500%	11/15/15	12,125	12,333
Coca-Cola Co.	1.800%	9/1/16	2,700	2,769
Coca-Cola Co.	0.750%	11/1/16	1,000	1,001
Coca-Cola Co.	5.350%	11/15/17	15,900	18,190
Coca-Cola Co.	1.150%	4/1/18	4,000	3,950
Coca-Cola Co.	1.650%	11/1/18	4,175	4,146
Coca-Cola Enterprises Inc.	2.125%	9/15/15	6,900	7,028
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,000	8,990
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,118
Colgate-Palmolive Co.	2.625%	5/1/17	3,085	3,218
Colgate-Palmolive Co.	0.900%	5/1/18	2,050	1,982
Colgate-Palmolive Co.	1.500%	11/1/18	1,575	1,553
Colgate-Palmolive Co.	1.750%	3/15/19	3,525	3,489
ConAgra Foods Inc.	1.300%	1/25/16	8,425	8,485
ConAgra Foods Inc.	1.900%	1/25/18	9,075	8,993
Covidien International Finance SA	1.350%	5/29/15	5,203	5,245
Covidien International Finance SA	2.800%	6/15/15	5,000	5,126
CR Bard Inc.	1.375%	1/15/18	3,175	3,121
Delhaize Group SA	6.500%	6/15/17	1,900	2,154
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,555
Diageo Capital plc	5.500%	9/30/16	4,450	4,960
Diageo Capital plc	1.500%	5/11/17	8,375	8,405
Diageo Capital plc	5.750%	10/23/17	3,875	4,440
Diageo Capital plc	1.125%	4/29/18	2,750	2,677
Diageo Finance BV	5.300%	10/28/15	3,075	3,303
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,600	4,774
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	2,962	3,492
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	550	555
Edwards Lifesciences Corp.	2.875%	10/15/18	2,925	2,952
Eli Lilly & Co.	5.200%	3/15/17	5,750	6,444
Eli Lilly & Co.	1.950%	3/15/19	750	745
Express Scripts Holding Co.	3.125%	5/15/16	2,832	2,958
Express Scripts Holding Co.	3.500%	11/15/16	12,500	13,244
Express Scripts Holding Co.	2.650%	2/15/17	13,550	14,038
Genentech Inc.	4.750%	7/15/15	6,000	6,318
General Mills Inc.	5.200%	3/17/15	13,450	14,050
General Mills Inc.	5.700%	2/15/17	300	337

General Mills Inc.	5.650%	2/15/19	4,050	4,664
Genzyme Corp.	3.625%	6/15/15	5,125	5,312
Gilead Sciences Inc.	3.050%	12/1/16	3,500	3,681
Gilead Sciences Inc.	2.050%	4/1/19	3,000	2,974
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	2,875	2,879
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,295	16,422
GlaxoSmithKline Capital plc	1.500%	5/8/17	23,800	23,963
Hasbro Inc.	6.300%	9/15/17	375	428
Hershey Co.	4.850%	8/15/15	150	159
Hershey Co.	5.450%	9/1/16	700	778
Hershey Co.	1.500%	11/1/16	3,225	3,286
Ingredion Inc.	3.200%	11/1/15	350	362
Johnson & Johnson	2.150%	5/15/16	1,000	1,034
Johnson & Johnson	5.550%	8/15/17	4,225	4,838
Johnson & Johnson	5.150%	7/15/18	6,600	7,549
Johnson & Johnson	1.650%	12/5/18	3,475	3,458
Kellogg Co.	1.125%	5/15/15	1,302	1,310
Kellogg Co.	4.450%	5/30/16	50	54
Kellogg Co.	1.875%	11/17/16	6,000	6,116
Kellogg Co.	1.750%	5/17/17	475	481
Kellogg Co.	3.250%	5/21/18	5,150	5,386
Kimberly-Clark Corp.	4.875%	8/15/15	175	186
Kimberly-Clark Corp.	6.125%	8/1/17	6,625	7,671
Kimberly-Clark Corp.	6.250%	7/15/18	675	794
Kimberly-Clark Corp.	7.500%	11/1/18	2,265	2,809
Kraft Foods Group Inc.	1.625%	6/4/15	3,200	3,238
Kraft Foods Group Inc.	2.250%	6/5/17	10,900	11,178
Kraft Foods Group Inc.	6.125%	8/23/18	13,698	15,981
Kroger Co.	3.900%	10/1/15	7,000	7,324
Kroger Co.	2.200%	1/15/17	1,075	1,100
Kroger Co.	2.300%	1/15/19	11,500	11,388
Laboratory Corp. of America Holdings	2.200%	8/23/17	3,125	3,165
Laboratory Corp. of America Holdings	2.500%	11/1/18	1,425	1,424
Life Technologies Corp.	4.400%	3/1/15	4,475	4,627
Life Technologies Corp.	3.500%	1/15/16	1,725	1,800
Lorillard Tobacco Co.	3.500%	8/4/16	7,150	7,543
Mattel Inc.	2.500%	11/1/16	1,750	1,807
Mattel Inc.	1.700%	3/15/18	1,300	1,283
McKesson Corp.	0.950%	12/4/15	1,294	1,298
McKesson Corp.	3.250%	3/1/16	13,875	14,485
McKesson Corp.	1.292%	3/10/17	2,000	1,999
McKesson Corp.	2.284%	3/15/19	9,000	8,936
Medco Health Solutions Inc.	2.750%	9/15/15	2,550	2,620
Medco Health Solutions Inc.	7.125%	3/15/18	8,735	10,348
Medtronic Inc.	3.000%	3/15/15	5,300	5,439
Medtronic Inc.	2.625%	3/15/16	2,500	2,596
Medtronic Inc.	1.375%	4/1/18	4,100	4,049
Merck & Co. Inc.	2.250%	1/15/16	18,700	19,276
Merck & Co. Inc.	1.100%	1/31/18	13,350	13,109
Merck & Co. Inc.	1.300%	5/18/18	400	392
Molson Coors Brewing Co.	2.000%	5/1/17	250	253
Mondelez International Inc.	4.125%	2/9/16	9,030	9,554
Mondelez International Inc.	6.500%	8/11/17	7,275	8,377
Mondelez International Inc.	6.125%	2/1/18	7,200	8,284
Mylan Inc.	1.800%	6/24/16	3,989	4,045
Mylan Inc.	1.350%	11/29/16	2,175	2,181
Mylan Inc.	2.600%	6/24/18	10,430	10,540

Mylan Inc.	2.550%	3/28/19	8,414	8,361
Newell Rubbermaid Inc.	2.050%	12/1/17	1,175	1,179
Novartis Capital Corp.	2.900%	4/24/15	13,225	13,592
Novartis Securities Investment Ltd.	5.125%	2/10/19	4,373	4,970
PepsiCo Inc.	0.750%	3/5/15	1,000	1,004
PepsiCo Inc.	0.700%	8/13/15	200	200
PepsiCo Inc.	0.700%	2/26/16	12,000	12,018
PepsiCo Inc.	2.500%	5/10/16	5,000	5,184
PepsiCo Inc.	0.950%	2/22/17	3,500	3,488
PepsiCo Inc.	5.000%	6/1/18	6,938	7,801
PepsiCo Inc.	7.900%	11/1/18	5,925	7,427
PepsiCo Inc.	2.250%	1/7/19	8,325	8,386
4 Perrigo Co. plc	1.300%	11/8/16	1,600	1,596
4 Perrigo Co. plc	2.300%	11/8/18	4,000	3,964
Pfizer Inc.	5.350%	3/15/15	13,185	13,793
Pfizer Inc.	0.900%	1/15/17	10,000	9,966
Pfizer Inc.	6.200%	3/15/19	12,925	15,293
Philip Morris International Inc.	2.500%	5/16/16	6,000	6,233
Philip Morris International Inc.	1.625%	3/20/17	454	459
Philip Morris International Inc.	1.125%	8/21/17	11,725	11,625
Philip Morris International Inc.	5.650%	5/16/18	9,025	10,353
Philip Morris International Inc.	1.875%	1/15/19	1,875	1,853
Procter & Gamble Co.	3.150%	9/1/15	1,300	1,350
Procter & Gamble Co.	1.800%	11/15/15	10,875	11,111
Procter & Gamble Co.	4.850%	12/15/15	5,500	5,904
Procter & Gamble Co.	1.450%	8/15/16	4,450	4,529
Procter & Gamble Co.	4.700%	2/15/19	7,651	8,606
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,190
Quest Diagnostics Inc.	2.700%	4/1/19	2,900	2,888
Reynolds American Inc.	1.050%	10/30/15	2,850	2,852
Reynolds American Inc.	6.750%	6/15/17	4,725	5,445
Reynolds American Inc.	7.750%	6/1/18	150	180
Safeway Inc.	3.400%	12/1/16	5,000	5,256
Sanofi	2.625%	3/29/16	10,550	10,973
Sanofi	1.250%	4/10/18	10,410	10,210
Stryker Corp.	3.000%	1/15/15	1,500	1,531
Stryker Corp.	2.000%	9/30/16	3,075	3,161
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,775	2,871
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	9,813	10,087
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,645
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,446
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,000	8,221
Thermo Fisher Scientific Inc.	1.300%	2/1/17	295	294
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,000	3,984
Unilever Capital Corp.	0.450%	7/30/15	1,150	1,152
Unilever Capital Corp.	0.850%	8/2/17	6,375	6,257
Whirlpool Corp.	1.350%	3/1/17	1,525	1,526
Whirlpool Corp.	2.400%	3/1/19	7,820	7,753
Wyeth LLC	5.500%	2/15/16	5,600	6,100
Wyeth LLC	5.450%	4/1/17	900	1,012
Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,082
Zoetis Inc.	1.150%	2/1/16	5,400	5,421
Zoetis Inc.	1.875%	2/1/18	3,475	3,456

Energy (1.5%)
Anadarko Petroleum Corp.	6.375%	9/15/17	16,800	19,224

Anadarko Petroleum Corp.	8.700%	3/15/19	330	419
Apache Corp.	5.625%	1/15/17	175	196
Apache Corp.	1.750%	4/15/17	7,050	7,147
Apache Corp.	6.900%	9/15/18	1,750	2,101
Baker Hughes Inc.	7.500%	11/15/18	1,075	1,326
BP Capital Markets plc	3.125%	10/1/15	15,725	16,343
BP Capital Markets plc	0.700%	11/6/15	4,175	4,186
BP Capital Markets plc	3.200%	3/11/16	10,550	11,059
BP Capital Markets plc	2.248%	11/1/16	1,000	1,034
BP Capital Markets plc	1.846%	5/5/17	6,475	6,579
BP Capital Markets plc	1.375%	11/6/17	9,150	9,125
BP Capital Markets plc	1.375%	5/10/18	8,975	8,774
BP Capital Markets plc	2.241%	9/26/18	5,025	5,062
BP Capital Markets plc	4.750%	3/10/19	4,500	5,008
Cameron International Corp.	1.150%	12/15/16	2,700	2,702
Cameron International Corp.	6.375%	7/15/18	4,525	5,237
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,471
Canadian Natural Resources Ltd.	5.700%	5/15/17	5,275	5,939
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,025	1,162
Chevron Corp.	0.889%	6/24/16	3,000	3,018
Chevron Corp.	1.104%	12/5/17	5,975	5,920
Chevron Corp.	1.718%	6/24/18	9,150	9,136
ConocoPhillips	6.650%	7/15/18	2,180	2,598
ConocoPhillips	5.750%	2/1/19	7,150	8,340
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,150	2,407
ConocoPhillips Co.	1.050%	12/15/17	9,725	9,612
Devon Energy Corp.	2.400%	7/15/16	1,800	1,855
Devon Energy Corp.	1.875%	5/15/17	4,350	4,395
Devon Energy Corp.	2.250%	12/15/18	5,645	5,628
Devon Energy Corp.	6.300%	1/15/19	4,875	5,715
Encana Corp.	5.900%	12/1/17	1,275	1,453
Ensco plc	3.250%	3/15/16	15,147	15,815
EOG Resources Inc.	2.950%	6/1/15	1,725	1,775
EOG Resources Inc.	2.500%	2/1/16	1,495	1,543
EOG Resources Inc.	6.875%	10/1/18	2,850	3,414
FMC Technologies Inc.	2.000%	10/1/17	1,650	1,650
Halliburton Co.	1.000%	8/1/16	2,150	2,159
Halliburton Co.	2.000%	8/1/18	1,750	1,753
Halliburton Co.	5.900%	9/15/18	6,950	8,058
Hess Corp.	8.125%	2/15/19	3,000	3,757
Marathon Oil Corp.	0.900%	11/1/15	3,310	3,318
Marathon Oil Corp.	5.900%	3/15/18	8,700	9,952
Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,722
Murphy Oil Corp.	2.500%	12/1/17	5,000	5,080
4 Nabors Industries Inc.	2.350%	9/15/16	4,400	4,493
Nabors Industries Inc.	6.150%	2/15/18	5,575	6,301
Nabors Industries Inc.	9.250%	1/15/19	675	841
National Oilwell Varco Inc.	1.350%	12/1/17	3,500	3,464
Noble Holding International Ltd.	3.450%	8/1/15	5,100	5,272
Noble Holding International Ltd.	2.500%	3/15/17	700	711
Occidental Petroleum Corp.	2.500%	2/1/16	12,200	12,607
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	2,996
Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,661
Occidental Petroleum Corp.	1.500%	2/15/18	1,500	1,484
Petro-Canada	6.050%	5/15/18	4,462	5,146
Petrohawk Energy Corp.	7.250%	8/15/18	1,650	1,749
Phillips 66	2.950%	5/1/17	14,132	14,762

Pioneer Natural Resources Co.	6.650%	3/15/17	4,975	5,665
Pioneer Natural Resources Co.	6.875%	5/1/18	1,450	1,698
Shell International Finance BV	3.100%	6/28/15	8,050	8,318
Shell International Finance BV	3.250%	9/22/15	2,850	2,969
Shell International Finance BV	0.625%	12/4/15	6,376	6,385
Shell International Finance BV	0.900%	11/15/16	5,350	5,365
Shell International Finance BV	5.200%	3/22/17	5,000	5,586
Shell International Finance BV	1.125%	8/21/17	9,545	9,495
Shell International Finance BV	1.900%	8/10/18	12,975	12,998
Shell International Finance BV	2.000%	11/15/18	900	902
Southwestern Energy Co.	7.500%	2/1/18	2,550	3,034
Suncor Energy Inc.	6.100%	6/1/18	14,400	16,667
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,335
Total Capital Canada Ltd.	1.450%	1/15/18	11,025	10,950
Total Capital International SA	0.750%	1/25/16	3,600	3,612
Total Capital International SA	1.000%	8/12/16	700	703
Total Capital International SA	1.500%	2/17/17	3,700	3,755
Total Capital International SA	1.550%	6/28/17	7,525	7,591
Total Capital International SA	2.125%	1/10/19	13,475	13,517
Total Capital SA	3.000%	6/24/15	11,025	11,378
Total Capital SA	3.125%	10/2/15	855	889
Total Capital SA	2.300%	3/15/16	8,944	9,231
Total Capital SA	2.125%	8/10/18	4,950	5,003
Transocean Inc.	4.950%	11/15/15	4,370	4,641
Transocean Inc.	5.050%	12/15/16	5,525	6,019
Transocean Inc.	2.500%	10/15/17	6,750	6,795
Transocean Inc.	6.000%	3/15/18	15,175	16,885
Valero Energy Corp.	6.125%	6/15/17	10,028	11,497
Weatherford International LLC	6.350%	6/15/17	8,235	9,322
Weatherford International Ltd.	6.000%	3/15/18	1,075	1,211
Weatherford International Ltd.	9.625%	3/1/19	3,965	5,134
XTO Energy Inc.	6.250%	8/1/17	1,522	1,768
XTO Energy Inc.	5.500%	6/15/18	2,425	2,783

Technology (1.4%)
Adobe Systems Inc.	3.250%	2/1/15	3,925	4,014
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,392
Agilent Technologies Inc.	6.500%	11/1/17	4,775	5,502
Altera Corp.	1.750%	5/15/17	3,945	3,970
Altera Corp.	2.500%	11/15/18	18,550	18,593
Amphenol Corp.	2.550%	1/30/19	7,400	7,398
Analog Devices Inc.	3.000%	4/15/16	2,113	2,199
Apple Inc.	0.450%	5/3/16	8,975	8,962
Apple Inc.	1.000%	5/3/18	23,325	22,687
Applied Materials Inc.	2.650%	6/15/16	2,500	2,594
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,338
Autodesk Inc.	1.950%	12/15/17	1,225	1,234
Avnet Inc.	6.625%	9/15/16	1,400	1,565
Baidu Inc.	2.250%	11/28/17	4,200	4,226
Baidu Inc.	3.250%	8/6/18	1,000	1,019
Broadcom Corp.	2.375%	11/1/15	1,100	1,130
Broadcom Corp.	2.700%	11/1/18	3,766	3,866
Cisco Systems Inc.	5.500%	2/22/16	21,925	23,979
Cisco Systems Inc.	1.100%	3/3/17	6,325	6,328
Cisco Systems Inc.	4.950%	2/15/19	8,542	9,668
Cisco Systems Inc.	2.125%	3/1/19	2,300	2,300
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,021

Computer Sciences Corp.	6.500%	3/15/18	2,525	2,918
Corning Inc.	1.450%	11/15/17	6,350	6,254
Dun & Bradstreet Corp.	2.875%	11/15/15	875	898
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,168
EMC Corp.	1.875%	6/1/18	19,075	19,051
Equifax Inc.	4.450%	12/1/14	1,000	1,025
Fidelity National Information Services Inc.	2.000%	4/15/18	1,250	1,225
Fiserv Inc.	3.125%	6/15/16	925	966
Fiserv Inc.	6.800%	11/20/17	2,725	3,166
Google Inc.	2.125%	5/19/16	5,575	5,766
Harris Corp.	5.950%	12/1/17	1,750	1,991
Hewlett-Packard Co.	2.125%	9/13/15	7,825	7,984
Hewlett-Packard Co.	2.200%	12/1/15	50	51
Hewlett-Packard Co.	2.650%	6/1/16	9,860	10,206
Hewlett-Packard Co.	3.000%	9/15/16	7,660	8,010
Hewlett-Packard Co.	3.300%	12/9/16	2,775	2,926
Hewlett-Packard Co.	2.600%	9/15/17	6,780	6,997
Hewlett-Packard Co.	5.500%	3/1/18	1,660	1,874
Hewlett-Packard Co.	2.750%	1/14/19	19,200	19,374
Intel Corp.	1.950%	10/1/16	11,100	11,422
Intel Corp.	1.350%	12/15/17	26,130	26,014
International Business Machines Corp.	0.750%	5/11/15	3,000	3,014
International Business Machines Corp.	2.000%	1/5/16	4,100	4,210
International Business Machines Corp.	0.450%	5/6/16	2,050	2,046
International Business Machines Corp.	1.950%	7/22/16	14,791	15,226
International Business Machines Corp.	1.250%	2/6/17	5,365	5,406
International Business Machines Corp.	5.700%	9/14/17	14,450	16,548
International Business Machines Corp.	1.250%	2/8/18	8,400	8,276
International Business Machines Corp.	7.625%	10/15/18	6,610	8,208
International Business Machines Corp.	1.950%	2/12/19	10,025	9,953
Intuit Inc.	5.750%	3/15/17	2,000	2,245
Jabil Circuit Inc.	8.250%	3/15/18	1,350	1,613
Juniper Networks Inc.	3.100%	3/15/16	500	515
KLA-Tencor Corp.	6.900%	5/1/18	3,600	4,231
Lexmark International Inc.	6.650%	6/1/18	2,675	3,031
Maxim Integrated Products Inc.	2.500%	11/15/18	3,000	3,006
Microsoft Corp.	1.625%	9/25/15	12,300	12,536
Microsoft Corp.	2.500%	2/8/16	3,900	4,049
Microsoft Corp.	1.625%	12/6/18	1,000	993
National Semiconductor Corp.	6.600%	6/15/17	2,575	2,998
NetApp Inc.	2.000%	12/15/17	2,500	2,528
Oracle Corp.	5.250%	1/15/16	4,989	5,406
Oracle Corp.	1.200%	10/15/17	20,950	20,789
Oracle Corp.	5.750%	4/15/18	5,955	6,887
Oracle Corp.	2.375%	1/15/19	1,000	1,013
Pitney Bowes Inc.	5.750%	9/15/17	2,200	2,469
Pitney Bowes Inc.	5.600%	3/15/18	1,825	1,995
Pitney Bowes Inc.	6.250%	3/15/19	4,549	5,134
4 Seagate HDD Cayman	3.750%	11/15/18	12,300	12,638
Symantec Corp.	2.750%	9/15/15	3,375	3,464
Symantec Corp.	2.750%	6/15/17	2,200	2,267
Tech Data Corp.	3.750%	9/21/17	2,500	2,590
Texas Instruments Inc.	0.450%	8/3/15	4,800	4,806
Texas Instruments Inc.	2.375%	5/16/16	11,225	11,641
Total System Services Inc.	2.375%	6/1/18	3,425	3,387
Tyco Electronics Group SA	1.600%	2/3/15	2,800	2,822
Tyco Electronics Group SA	6.550%	10/1/17	2,755	3,184

Xerox Corp.	6.400%	3/15/16	3,000	3,313
Xerox Corp.	2.950%	3/15/17	5,825	6,057
Xerox Corp.	6.350%	5/15/18	1,029	1,192
Xerox Corp.	2.750%	3/15/19	6,500	6,528
Xilinx Inc.	2.125%	3/15/19	4,725	4,685

Transportation (0.2%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	5,625	6,333
Burlington Northern Santa Fe LLC	5.750%	3/15/18	2,221	2,536
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,384
Canadian National Railway Co.	1.450%	12/15/16	5,425	5,500
Canadian National Railway Co.	5.850%	11/15/17	475	545
Canadian Pacific Railway Co.	6.500%	5/15/18	744	867
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	144	153
CSX Corp.	6.250%	4/1/15	1,925	2,033
CSX Corp.	5.600%	5/1/17	3,400	3,810
CSX Corp.	6.250%	3/15/18	8,475	9,817
FedEx Corp.	8.000%	1/15/19	865	1,075
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,198
Norfolk Southern Corp.	5.750%	1/15/16	1,197	1,301
Norfolk Southern Corp.	7.700%	5/15/17	5,600	6,639
Ryder System Inc.	3.600%	3/1/16	4,000	4,198
Ryder System Inc.	5.850%	11/1/16	100	111
Ryder System Inc.	2.500%	3/1/17	2,400	2,452
Ryder System Inc.	2.500%	3/1/18	2,500	2,532
Ryder System Inc.	2.450%	11/15/18	7,925	7,912
Ryder System Inc.	2.350%	2/26/19	2,100	2,082
Southwest Airlines Co.	5.750%	12/15/16	20	22
3 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	925	1,047
3 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	4,634	5,323
Union Pacific Corp.	5.750%	11/15/17	1,700	1,926
Union Pacific Corp.	5.700%	8/15/18	2,600	2,985
Union Pacific Corp.	2.250%	2/15/19	3,200	3,206
United Parcel Service Inc.	5.500%	1/15/18	5,975	6,795
				4,076,498
Utilities (1.9%)
Electric (1.2%)
Alabama Power Co.	0.550%	10/15/15	1,600	1,600
Ameren Illinois Co.	6.125%	11/15/17	2,000	2,303
American Electric Power Co. Inc.	1.650%	12/15/17	4,800	4,770
Appalachian Power Co.	3.400%	5/24/15	4,500	4,644
Arizona Public Service Co.	4.650%	5/15/15	975	1,019
Arizona Public Service Co.	8.750%	3/1/19	2,025	2,597
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,225	2,489
CenterPoint Energy Inc.	6.500%	5/1/18	2,550	2,960
Cleveland Electric Illuminating Co.	5.700%	4/1/17	519	574
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,400	1,767
CMS Energy Corp.	6.550%	7/17/17	2,500	2,879
CMS Energy Corp.	5.050%	2/15/18	2,500	2,771
Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,178
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,201
Commonwealth Edison Co.	1.950%	9/1/16	2,000	2,048
Commonwealth Edison Co.	6.150%	9/15/17	2,525	2,905
Commonwealth Edison Co.	5.800%	3/15/18	500	574
Commonwealth Edison Co.	2.150%	1/15/19	4,375	4,360
Connecticut Light & Power Co.	5.650%	5/1/18	775	881

Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,400	3,766
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,320	6,110
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,675	2,034
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	3,500	4,206
Constellation Energy Group Inc.	4.550%	6/15/15	180	188
Consumers Energy Co.	5.500%	8/15/16	2,550	2,823
Consumers Energy Co.	5.650%	9/15/18	2,625	3,023
Consumers Energy Co.	6.125%	3/15/19	5,600	6,589
4 Dayton Power & Light Co.	1.875%	9/15/16	1,550	1,574
Dominion Resources Inc.	5.150%	7/15/15	2,895	3,056
Dominion Resources Inc.	1.950%	8/15/16	6,050	6,183
Dominion Resources Inc.	1.400%	9/15/17	200	198
Dominion Resources Inc.	6.000%	11/30/17	6,620	7,564
Dominion Resources Inc.	6.400%	6/15/18	750	875
Dominion Resources Inc.	8.875%	1/15/19	4,100	5,213
Duke Energy Carolinas LLC	5.300%	10/1/15	793	848
Duke Energy Carolinas LLC	1.750%	12/15/16	5,000	5,110
Duke Energy Carolinas LLC	5.100%	4/15/18	5,525	6,205
Duke Energy Corp.	3.350%	4/1/15	2,000	2,057
Duke Energy Corp.	1.625%	8/15/17	9,040	9,067
Duke Energy Corp.	2.100%	6/15/18	2,125	2,131
Duke Energy Corp.	6.250%	6/15/18	695	810
Duke Energy Florida Inc.	5.100%	12/1/15	1,175	1,262
Duke Energy Florida Inc.	5.650%	6/15/18	4,575	5,247
Duke Energy Progress Inc.	5.150%	4/1/15	2,000	2,096
Duke Energy Progress Inc.	5.250%	12/15/15	3,000	3,234
Duke Energy Progress Inc.	5.300%	1/15/19	3,350	3,815
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	7,000	7,948
Entergy Texas Inc.	7.125%	2/1/19	2,935	3,511
Exelon Corp.	4.900%	6/15/15	5,475	5,736
Exelon Generation Co. LLC	6.200%	10/1/17	5,025	5,679
Florida Power & Light Co.	5.550%	11/1/17	50	57
Georgia Power Co.	0.625%	11/15/15	4,730	4,725
Georgia Power Co.	3.000%	4/15/16	2,400	2,506
Georgia Power Co.	5.700%	6/1/17	3,200	3,621
Georgia Power Co.	5.400%	6/1/18	3,500	3,969
Indiana Michigan Power Co.	7.000%	3/15/19	772	931
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,000	1,010
Jersey Central Power & Light Co.	5.650%	6/1/17	1,125	1,243
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,590
LG&E & KU Energy LLC	2.125%	11/15/15	2,764	2,811
Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,592
Metropolitan Edison Co.	7.700%	1/15/19	1,575	1,903
MidAmerican Energy Co.	5.950%	7/15/17	925	1,056
MidAmerican Energy Co.	5.300%	3/15/18	900	1,017
4 MidAmerican Energy Holdings Co.	1.100%	5/15/17	5,425	5,396
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,375	4,984
4 MidAmerican Energy Holdings Co.	2.000%	11/15/18	1,825	1,801
Mississippi Power Co.	2.350%	10/15/16	3,075	3,172
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	3,250	3,406
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	1,200	1,257
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	6,045	6,792
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	8,975	10,225

National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	125	169
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	8,825	8,782
Nevada Power Co.	6.500%	5/15/18	4,725	5,556
Nevada Power Co.	6.500%	8/1/18	6,750	7,986
Nevada Power Co.	7.125%	3/15/19	125	153
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	750	756
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,948
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	4,800	5,362
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,150	1,318
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,186
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	5,050	5,088
Northeast Utilities	1.450%	5/1/18	3,700	3,601
Northern States Power Co.	1.950%	8/15/15	1,749	1,785
Northern States Power Co.	5.250%	3/1/18	2,325	2,623
NSTAR Electric Co.	5.625%	11/15/17	1,525	1,737
Ohio Power Co.	6.000%	6/1/16	425	470
Ohio Power Co.	6.050%	5/1/18	1,000	1,152
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,200	3,337
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,615	1,907
Pacific Gas & Electric Co.	5.625%	11/30/17	11,500	13,058
Pacific Gas & Electric Co.	8.250%	10/15/18	2,625	3,267
PacifiCorp	5.650%	7/15/18	4,150	4,764
PacifiCorp	5.500%	1/15/19	740	849
Peco Energy Co.	1.200%	10/15/16	4,750	4,788
Peco Energy Co.	5.350%	3/1/18	3,782	4,278
Pennsylvania Electric Co.	6.050%	9/1/17	2,550	2,846
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,251
PG&E Corp.	2.400%	3/1/19	1,950	1,931
PPL Capital Funding Inc.	1.900%	6/1/18	2,625	2,584
PPL Energy Supply LLC	6.500%	5/1/18	1,500	1,689
Progress Energy Inc.	5.625%	1/15/16	2,500	2,705
Progress Energy Inc.	7.050%	3/15/19	1,550	1,865
PSEG Power LLC	5.500%	12/1/15	3,738	4,021
PSEG Power LLC	2.750%	9/15/16	300	312
PSEG Power LLC	5.320%	9/15/16	1,300	1,432
Public Service Co. of New Mexico	7.950%	5/15/18	3,531	4,213
Public Service Electric & Gas Co.	2.700%	5/1/15	1,814	1,859
Public Service Electric & Gas Co.	2.300%	9/15/18	11,725	11,906
Scottish Power Ltd.	5.375%	3/15/15	3,200	3,335
Sierra Pacific Power Co.	6.000%	5/15/16	1,000	1,108
South Carolina Electric & Gas Co.	5.250%	11/1/18	4,583	5,217
South Carolina Electric & Gas Co.	6.500%	11/1/18	663	792
Southern California Edison Co.	4.650%	4/1/15	875	913
Southern California Edison Co.	5.500%	8/15/18	5,555	6,370
Southern Co.	2.375%	9/15/15	2,010	2,058
Southern Power Co.	4.875%	7/15/15	2,050	2,160
Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,105
Southwestern Electric Power Co.	6.450%	1/15/19	2,872	3,353
Tampa Electric Co.	6.100%	5/15/18	2,845	3,285
TECO Finance Inc.	4.000%	3/15/16	375	397
TransAlta Corp.	6.650%	5/15/18	1,725	1,959
Union Electric Co.	5.400%	2/1/16	5,000	5,399
Union Electric Co.	6.700%	2/1/19	1,325	1,588
Virginia Electric & Power Co.	5.400%	1/15/16	100	108
Virginia Electric & Power Co.	5.950%	9/15/17	2,125	2,438

Virginia Electric & Power Co.	1.200%	1/15/18	6,005	5,885
Virginia Electric & Power Co.	5.400%	4/30/18	75	85
Wisconsin Electric Power Co.	1.700%	6/15/18	500	496
3 Wisconsin Energy Corp.	6.250%	5/15/67	2,400	2,472
Xcel Energy Inc.	0.750%	5/9/16	1,050	1,048

Natural Gas (0.7%)
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,193
Buckeye Partners LP	6.050%	1/15/18	400	446
Buckeye Partners LP	2.650%	11/15/18	1,000	995
CenterPoint Energy Resources Corp.	6.125%	11/1/17	3,212	3,675
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,800	2,062
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	8,800	9,637
DCP Midstream Operating LP	2.500%	12/1/17	11,145	11,335
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,025	3,380
Enbridge Energy Partners LP	6.500%	4/15/18	4,575	5,281
Enbridge Energy Partners LP	9.875%	3/1/19	2,100	2,752
Energy Transfer Partners LP	6.125%	2/15/17	12,200	13,684
Energy Transfer Partners LP	6.700%	7/1/18	14,000	16,312
EnLink Midstream Partners LP	2.700%	4/1/19	1,100	1,105
5 Enron Corp.	9.125%	4/1/03	2,000	—
5 Enron Corp.	7.625%	9/10/04	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	100	103
Enterprise Products Operating LLC	3.700%	6/1/15	1,000	1,035
Enterprise Products Operating LLC	1.250%	8/13/15	2,300	2,317
Enterprise Products Operating LLC	3.200%	2/1/16	2,025	2,110
Enterprise Products Operating LLC	6.300%	9/15/17	6,850	7,911
Enterprise Products Operating LLC	6.650%	4/15/18	3,785	4,435
Enterprise Products Operating LLC	6.500%	1/31/19	2,675	3,167
3 Enterprise Products Operating LLC	8.375%	8/1/66	2,300	2,588
3 Enterprise Products Operating LLC	7.034%	1/15/68	3,822	4,324
5 Internorth Inc.	9.625%	3/15/06	1,500	—
Kinder Morgan Energy Partners LP	3.500%	3/1/16	2,660	2,779
Kinder Morgan Energy Partners LP	6.000%	2/1/17	8,000	8,954
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,750	12,229
National Grid plc	6.300%	8/1/16	3,450	3,854
Nisource Finance Corp.	5.250%	9/15/17	3,800	4,228
Nisource Finance Corp.	6.400%	3/15/18	7,375	8,515
Nisource Finance Corp.	6.800%	1/15/19	1,688	2,001
4 ONE Gas Inc.	2.070%	2/1/19	5,675	5,655
ONEOK Partners LP	3.250%	2/1/16	3,100	3,226
ONEOK Partners LP	2.000%	10/1/17	5,900	5,941
ONEOK Partners LP	8.625%	3/1/19	2,400	3,011
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	3,000	3,420
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	800	929
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,812
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,450	1,696
Sempra Energy	6.500%	6/1/16	4,200	4,691
Sempra Energy	2.300%	4/1/17	7,400	7,574
Sempra Energy	6.150%	6/15/18	11,000	12,750
Sempra Energy	9.800%	2/15/19	3,445	4,569
4 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,325	1,486
Spectra Energy Capital LLC	6.200%	4/15/18	3,300	3,764
Spectra Energy Partners LP	2.950%	6/15/16	2,000	2,080
Spectra Energy Partners LP	2.950%	9/25/18	1,725	1,769

Texas Gas Transmission LLC	4.600%	6/1/15	325	338
TransCanada PipeLines Ltd.	3.400%	6/1/15	5,496	5,681
TransCanada PipeLines Ltd.	0.750%	1/15/16	3,166	3,170
TransCanada PipeLines Ltd.	6.500%	8/15/18	3,200	3,779
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,575	3,118
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,475	4,639
Western Gas Partners LP	2.600%	8/15/18	4,500	4,525
Williams Partners LP/ Williams Partners
Finance Corp.	7.250%	2/1/17	6,250	7,203

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	175	199
Veolia Environnement SA	6.000%	6/1/18	3,550	4,016

				660,295
Total Corporate Bonds (Cost $8,314,633)				8,414,344
Sovereign Bonds (U.S. Dollar-Denominated) (7.4%)
African Development Bank	6.875%	10/15/15	105	113
African Development Bank	2.500%	3/15/16	250	260
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	8,000	8,040
African Development Bank	0.875%	5/15/17	7,000	6,958
African Development Bank	0.875%	3/15/18	30,500	29,879
Asian Development Bank	0.500%	8/17/15	1,000	1,003
Asian Development Bank	2.500%	3/15/16	26,850	27,894
Asian Development Bank	0.500%	6/20/16	18,000	17,995
Asian Development Bank	1.125%	3/15/17	10,350	10,407
Asian Development Bank	5.250%	6/12/17	2,300	2,599
Asian Development Bank	5.593%	7/16/18	2,380	2,737
Asian Development Bank	1.750%	9/11/18	4,900	4,932
Asian Development Bank	1.875%	10/23/18	3,960	3,998
Asian Development Bank	1.750%	3/21/19	10,550	10,522
Banco do Brasil SA	3.875%	1/23/17	2,275	2,348
Canada	0.875%	2/14/17	23,800	23,767
Canada	1.625%	2/27/19	6,350	6,296
China Development Bank Corp.	4.750%	10/8/14	1,375	1,399
China Development Bank Corp.	5.000%	10/15/15	3,450	3,647
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	9,475	9,253
Corp. Andina de Fomento	5.125%	5/5/15	2,925	3,001
Corp. Andina de Fomento	3.750%	1/15/16	5,883	6,159
Corp. Andina de Fomento	5.750%	1/12/17	400	447
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,787
Council Of Europe Development Bank	1.250%	9/22/16	6,000	6,070
Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,775
Council Of Europe Development Bank	1.500%	6/19/17	14,175	14,332
Council Of Europe Development Bank	1.000%	3/7/18	6,075	5,967
Council Of Europe Development Bank	1.125%	5/31/18	6,250	6,137
6 Development Bank of Japan Inc.	4.250%	6/9/15	5,000	5,228
6 Development Bank of Japan Inc.	5.125%	2/1/17	3,700	4,120
Ecopetrol SA	4.250%	9/18/18	2,000	2,120
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,421
European Bank for Reconstruction &
Development	2.750%	4/20/15	6,250	6,417
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,750	1,783

European Bank for Reconstruction &
Development	2.500%	3/15/16	11,950	12,424
European Bank for Reconstruction &
Development	1.375%	10/20/16	7,600	7,719
European Bank for Reconstruction &
Development	1.000%	2/16/17	10,000	10,026
European Bank for Reconstruction &
Development	0.750%	9/1/17	8,625	8,508
European Bank for Reconstruction &
Development	1.000%	6/15/18	4,000	3,923
European Bank for Reconstruction &
Development	1.000%	9/17/18	17,850	17,296
European Bank for Reconstruction &
Development	1.625%	11/15/18	5,475	5,465
European Investment Bank	3.125%	6/4/14	29,450	29,589
European Investment Bank	2.750%	3/23/15	11,275	11,554
European Investment Bank	1.125%	4/15/15	21,300	21,507
European Investment Bank	1.625%	9/1/15	23,550	23,998
European Investment Bank	1.375%	10/20/15	13,500	13,723
European Investment Bank	4.625%	10/20/15	1,095	1,168
European Investment Bank	2.250%	3/15/16	9,350	9,676
European Investment Bank	0.625%	4/15/16	17,250	17,303
European Investment Bank	2.500%	5/16/16	13,325	13,879
European Investment Bank	2.125%	7/15/16	20,025	20,701
European Investment Bank	0.500%	8/15/16	20,500	20,446
European Investment Bank	5.125%	9/13/16	4,000	4,426
European Investment Bank	1.250%	10/14/16	22,000	22,279
European Investment Bank	1.125%	12/15/16	48,500	48,579
European Investment Bank	4.875%	1/17/17	17,100	18,949
European Investment Bank	1.750%	3/15/17	25,000	25,583
European Investment Bank	0.875%	4/18/17	22,800	22,678
European Investment Bank	5.125%	5/30/17	25,000	28,126
European Investment Bank	1.625%	6/15/17	19,000	19,327
European Investment Bank	1.125%	9/15/17	30,350	30,277
European Investment Bank	1.000%	12/15/17	15,000	14,834
European Investment Bank	1.000%	3/15/18	15,000	14,732
European Investment Bank	1.000%	6/15/18	17,000	16,598
European Investment Bank	1.625%	12/18/18	13,500	13,420
European Investment Bank	1.875%	3/15/19	40,000	39,809
Export Development Canada	2.250%	5/28/15	4,725	4,834
Export Development Canada	0.500%	9/15/15	10,000	10,029
Export Development Canada	1.250%	10/27/15	3,000	3,042
Export Development Canada	1.250%	10/26/16	8,000	8,107
Export Development Canada	0.625%	12/15/16	3,325	3,307
7 Export Development Canada	1.000%	5/15/17	9,575	9,557
Export Development Canada	0.750%	12/15/17	1,850	1,814
Export Development Canada	1.500%	10/3/18	3,775	3,740
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,454
Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,545
Export-Import Bank of Korea	4.000%	1/11/17	13,000	13,999
Export-Import Bank of Korea	1.750%	2/27/18	3,250	3,194
Export-Import Bank of Korea	2.875%	9/17/18	7,500	7,665
Federative Republic of Brazil	6.000%	1/17/17	15,600	17,339
Federative Republic of Brazil	5.875%	1/15/19	6,125	6,884
FMS Wertmanagement AoeR	0.625%	4/18/16	10,550	10,574
FMS Wertmanagement AoeR	1.125%	10/14/16	5,000	5,040
FMS Wertmanagement AoeR	1.000%	11/21/17	9,725	9,597

FMS Wertmanagement AoeR	1.625%	11/20/18	13,250	13,186
Hydro-Quebec	2.000%	6/30/16	9,855	10,134
Hydro-Quebec	1.375%	6/19/17	5,300	5,287
Inter-American Development Bank	4.500%	9/15/14	3,000	3,057
Inter-American Development Bank	2.250%	7/15/15	8,225	8,435
Inter-American Development Bank	0.500%	8/17/15	5,950	5,969
Inter-American Development Bank	4.250%	9/14/15	5,550	5,850
Inter-American Development Bank	1.375%	10/18/16	16,750	17,012
Inter-American Development Bank	0.875%	11/15/16	13,550	13,533
Inter-American Development Bank	1.125%	3/15/17	26,575	26,713
Inter-American Development Bank	2.375%	8/15/17	7,800	8,116
Inter-American Development Bank	0.875%	3/15/18	13,725	13,451
Inter-American Development Bank	1.750%	8/24/18	14,325	14,412
International Bank for Reconstruction &
Development	2.375%	5/26/15	26,110	26,750
International Bank for Reconstruction &
Development	0.375%	11/16/15	11,500	11,478
International Bank for Reconstruction &
Development	2.125%	3/15/16	37,625	38,852
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,600	5,013
International Bank for Reconstruction &
Development	0.500%	4/15/16	12,000	12,009
International Bank for Reconstruction &
Development	0.500%	5/16/16	18,600	18,564
International Bank for Reconstruction &
Development	1.000%	9/15/16	23,400	23,591
International Bank for Reconstruction &
Development	0.875%	4/17/17	26,500	26,427
International Bank for Reconstruction &
Development	1.125%	7/18/17	11,700	11,711
International Bank for Reconstruction &
Development	1.875%	3/15/19	27,100	27,174
International Finance Corp.	2.750%	4/20/15	13,550	13,908
International Finance Corp.	2.250%	4/11/16	3,500	3,623
International Finance Corp.	0.500%	5/16/16	1,850	1,848
International Finance Corp.	0.625%	11/15/16	1,500	1,492
International Finance Corp.	1.125%	11/23/16	31,675	31,941
International Finance Corp.	1.000%	4/24/17	4,800	4,797
International Finance Corp.	2.125%	11/17/17	50	51
International Finance Corp.	0.875%	6/15/18	19,000	18,422
International Finance Corp.	1.750%	9/4/18	22,400	22,508
6 Japan Bank for International Cooperation	1.875%	9/24/15	4,200	4,291
6 Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,423
6 Japan Bank for International Cooperation	2.500%	5/18/16	6,800	7,069
6 Japan Bank for International Cooperation	2.250%	7/13/16	12,480	12,906
6 Japan Bank for International Cooperation	1.125%	7/19/17	12,325	12,302
6 Japan Bank for International Cooperation	1.750%	7/31/18	14,500	14,489
6 Japan Bank for International Cooperation	1.750%	11/13/18	12,200	12,148
6 Japan Bank for International Cooperation	2.125%	2/7/19	6,300	6,343
6 Japan Finance Organization for Municipalities	4.625%	4/21/15	6,075	6,343
6 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,245
8 KFW	2.625%	3/3/15	10,650	10,888
8 KFW	0.625%	4/24/15	17,250	17,319
8 KFW	0.500%	9/30/15	24,500	24,572
8 KFW	1.250%	10/26/15	26,725	27,113
8 KFW	2.625%	2/16/16	18,050	18,785

8 KFW	5.125%	3/14/16	11,875	12,950
8 KFW	0.500%	4/19/16	29,750	29,755
8 KFW	2.000%	6/1/16	18,975	19,577
8 KFW	1.250%	10/5/16	24,100	24,421
8 KFW	0.625%	12/15/16	21,300	21,199
8 KFW	1.250%	2/15/17	23,650	23,881
8 KFW	0.750%	3/17/17	27,500	27,274
8 KFW	0.875%	9/5/17	27,600	27,361
8 KFW	4.375%	3/15/18	18,750	20,889
8 KFW	1.000%	6/11/18	34,400	33,750
8 KFW	4.500%	7/16/18	12,875	14,442
Korea Development Bank	4.375%	8/10/15	14,475	15,152
Korea Development Bank	3.250%	3/9/16	1,875	1,954
Korea Development Bank	3.875%	5/4/17	10,900	11,637
Korea Development Bank	3.500%	8/22/17	6,500	6,878
Korea Development Bank	1.500%	1/22/18	1,000	978
Korea Finance Corp.	3.250%	9/20/16	12,075	12,698
Korea Finance Corp.	2.250%	8/7/17	2,650	2,702
8 Landwirtschaftliche Rentenbank	3.125%	7/15/15	10,000	10,348
8 Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,517
8 Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,400	11,772
8 Landwirtschaftliche Rentenbank	5.000%	11/8/16	800	886
8 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	7,459
8 Landwirtschaftliche Rentenbank	0.875%	9/12/17	6,125	6,045
8 Landwirtschaftliche Rentenbank	1.000%	4/4/18	13,000	12,753
8 Landwirtschaftliche Rentenbank	1.875%	9/17/18	10,800	10,850
Nordic Investment Bank	2.500%	7/15/15	2,625	2,700
Nordic Investment Bank	2.250%	3/15/16	7,275	7,527
Nordic Investment Bank	0.500%	4/14/16	13,125	13,127
Nordic Investment Bank	5.000%	2/1/17	7,650	8,520
Nordic Investment Bank	1.000%	3/7/17	4,850	4,860
North American Development Bank	2.300%	10/10/18	2,700	2,672
9 Oesterreichische Kontrollbank AG	1.125%	7/6/15	5,300	5,347
9 Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,075	12,305
9 Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,329	5,751
9 Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	8,079
9 Oesterreichische Kontrollbank AG	0.750%	12/15/16	6,100	6,085
9 Oesterreichische Kontrollbank AG	1.125%	5/29/18	12,050	11,789
9 Oesterreichische Kontrollbank AG	1.625%	3/12/19	6,500	6,414
Pemex Project Funding Master Trust	5.750%	3/1/18	9,575	10,658
Petrobras Global Finance BV	2.000%	5/20/16	6,000	5,952
Petrobras Global Finance BV	3.250%	3/17/17	4,000	4,031
Petrobras Global Finance BV	3.000%	1/15/19	11,500	10,880
Petrobras International Finance Co.	3.875%	1/27/16	24,625	25,310
Petrobras International Finance Co.	3.500%	2/6/17	14,100	14,252
Petrobras International Finance Co.	5.875%	3/1/18	6,000	6,388
Petrobras International Finance Co.	8.375%	12/10/18	1,915	2,227
Petrobras International Finance Co.	7.875%	3/15/19	16,200	18,465
Petroleos Mexicanos	3.500%	7/18/18	17,000	17,581
4 Petroleos Mexicanos	3.125%	1/23/19	400	410
Province of British Columbia	2.850%	6/15/15	6,125	6,310
Province of British Columbia	2.100%	5/18/16	8,600	8,855
Province of British Columbia	1.200%	4/25/17	4,000	4,008
Province of Manitoba	2.625%	7/15/15	4,525	4,648
Province of Manitoba	4.900%	12/6/16	4,000	4,432
Province of Manitoba	1.125%	6/1/18	1,625	1,597
Province of New Brunswick	5.200%	2/21/17	200	223

Province of New Brunswick	2.750%	6/15/18	6,425	6,688
Province of Nova Scotia	2.375%	7/21/15	4,250	4,352
Province of Nova Scotia	5.125%	1/26/17	245	272
Province of Ontario	4.500%	2/3/15	1,310	1,355
Province of Ontario	0.950%	5/26/15	21,875	21,999
Province of Ontario	2.700%	6/16/15	5,750	5,904
Province of Ontario	1.875%	9/15/15	900	918
Province of Ontario	2.300%	5/10/16	15,800	16,276
Province of Ontario	1.000%	7/22/16	21,800	21,836
Province of Ontario	1.600%	9/21/16	24,600	24,994
Province of Ontario	1.100%	10/25/17	14,800	14,604
Province of Ontario	3.150%	12/15/17	1,150	1,218
Province of Ontario	1.200%	2/14/18	17,000	16,698
Province of Ontario	2.000%	9/27/18	5,950	5,983
Province of Ontario	2.000%	1/30/19	15,000	15,003
Quebec	4.600%	5/26/15	7,400	7,755
Quebec	5.125%	11/14/16	22,225	24,595
Republic of Colombia	7.375%	1/27/17	5,600	6,468
Republic of Colombia	7.375%	3/18/19	11,125	13,406
Republic of Italy	4.750%	1/25/16	13,000	13,848
Republic of Italy	5.250%	9/20/16	19,700	21,410
Republic of Italy	5.375%	6/12/17	500	548
Republic of Korea	5.125%	12/7/16	3,000	3,316
Republic of Panama	7.250%	3/15/15	915	971
Republic of Peru	8.375%	5/3/16	3,000	3,435
Republic of Peru	7.125%	3/30/19	6,900	8,328
Republic of Philippines	9.875%	1/15/19	5,000	6,612
Republic of Poland	3.875%	7/16/15	15,045	15,647
Republic of Turkey	7.000%	9/26/16	10,400	11,414
Republic of Turkey	7.500%	7/14/17	8,725	9,816
Republic of Turkey	6.750%	4/3/18	12,075	13,378
Republic of Turkey	7.000%	3/11/19	9,075	10,169
State of Israel	5.500%	11/9/16	4,025	4,495
State of Israel	5.125%	3/26/19	7,230	8,219
Statoil ASA	1.800%	11/23/16	5,475	5,608
Statoil ASA	3.125%	8/17/17	5,675	5,984
Statoil ASA	6.700%	1/15/18	2,720	3,205
Statoil ASA	1.200%	1/17/18	1,475	1,446
Statoil ASA	1.150%	5/15/18	5,000	4,870
Statoil ASA	1.950%	11/8/18	700	701
Svensk Exportkredit AB	0.625%	9/4/15	6,800	6,823
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,485
Svensk Exportkredit AB	0.625%	5/31/16	10,800	10,780
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,669
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,974
Svensk Exportkredit AB	1.750%	5/30/17	1,975	2,006
Svensk Exportkredit AB	1.125%	4/5/18	6,000	5,880
United Mexican States	11.375%	9/15/16	11,725	14,686
United Mexican States	5.625%	1/15/17	24,775	27,575
Total Sovereign Bonds (Cost $2,622,538)				2,641,808
Taxable Municipal Bonds (0.1%)
California GO	5.450%	4/1/15	460	483
California GO	3.950%	11/1/15	6,405	6,744
California GO	1.050%	2/1/16	145	145
California GO	5.950%	4/1/16	2,890	3,177
California GO	6.200%	3/1/19	500	581
Illinois GO	4.511%	3/1/15	550	569

Illinois GO	5.365%	3/1/17	5,000	5,456
Illinois GO	5.665%	3/1/18	8,500	9,193
Illinois GO	5.877%	3/1/19	3,980	4,464
Total Taxable Municipal Bonds (Cost $30,568)				30,812
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[10] Vanguard Market Liquidity Fund (Cost
$462,600)	0.122%		462,599,997	462,600

Total Investments (100.8%) (Cost $35,793,375)				35,910,044
Other Assets and Liabilities-Net (-0.8%)				(295,827)
Net Assets (100%)				35,614,217

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $88,595,000, representing 0.2% of net assets.
5 Non-income-producing security--security in default.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Government of Canada.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,360,480	—
Corporate Bonds	—	8,414,344	—
Sovereign Bonds	—	2,641,808	—
Taxable Municipal Bonds	—	30,812	—
Temporary Cash Investments	462,600	—	—
Total	462,600	35,447,444	—

C. At March 31, 2014, the cost of investment securities for tax purposes was $35,793,375,000. Net unrealized appreciation of investment securities for tax purposes was $116,669,000, consisting of unrealized gains of $237,827,000 on securities that had risen in value since their purchase and $121,158,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (51.2%)
U.S. Government Securities (48.5%)
United States Treasury Note/Bond	1.500%	12/31/18	286,395	284,336
United States Treasury Note/Bond	1.500%	1/31/19	2,175	2,157
United States Treasury Note/Bond	1.500%	2/28/19	3,825	3,788
United States Treasury Note/Bond	1.625%	3/31/19	19,750	19,654
United States Treasury Note/Bond	3.125%	5/15/19	2,425	2,588
United States Treasury Note/Bond	1.125%	5/31/19	20,000	19,331
United States Treasury Note/Bond	1.000%	6/30/19	99,320	95,176
United States Treasury Note/Bond	0.875%	7/31/19	100,000	94,969
United States Treasury Note/Bond	3.625%	8/15/19	235,225	256,910
United States Treasury Note/Bond	1.000%	9/30/19	23,250	22,146
United States Treasury Note/Bond	3.375%	11/15/19	234,524	252,920
United States Treasury Note/Bond	1.125%	12/31/19	30,116	28,704
United States Treasury Note/Bond	1.375%	1/31/20	15,195	14,663
United States Treasury Note/Bond	3.625%	2/15/20	331,527	361,832
United States Treasury Note/Bond	8.500%	2/15/20	3,230	4,409
United States Treasury Note/Bond	1.250%	2/29/20	129,036	123,330
United States Treasury Note/Bond	1.125%	4/30/20	191,450	180,920
United States Treasury Note/Bond	3.500%	5/15/20	359,500	389,497
United States Treasury Note/Bond	1.375%	5/31/20	137,785	132,015
United States Treasury Note/Bond	1.875%	6/30/20	131,450	129,519
United States Treasury Note/Bond	2.000%	7/31/20	85,525	84,857
United States Treasury Note/Bond	2.625%	8/15/20	183,285	188,498
United States Treasury Note/Bond	8.750%	8/15/20	36,970	51,735
United States Treasury Note/Bond	2.125%	8/31/20	26,000	25,935
United States Treasury Note/Bond	2.000%	9/30/20	440,300	435,140
United States Treasury Note/Bond	1.750%	10/31/20	97,100	94,308
United States Treasury Note/Bond	2.625%	11/15/20	111,542	114,435
United States Treasury Note/Bond	2.000%	11/30/20	137,325	135,287
United States Treasury Note/Bond	2.375%	12/31/20	177,225	178,637
United States Treasury Note/Bond	2.125%	1/31/21	91,975	91,098
United States Treasury Note/Bond	3.625%	2/15/21	234,780	255,434
United States Treasury Note/Bond	2.000%	2/28/21	154,300	151,407
United States Treasury Note/Bond	2.250%	3/31/21	138,000	137,525
United States Treasury Note/Bond	3.125%	5/15/21	242,013	254,946
United States Treasury Note/Bond	2.125%	8/15/21	75,588	74,289
United States Treasury Note/Bond	8.125%	8/15/21	1,300	1,815
United States Treasury Note/Bond	2.000%	11/15/21	210,650	204,396
United States Treasury Note/Bond	8.000%	11/15/21	350	488
United States Treasury Note/Bond	2.000%	2/15/22	29,025	28,064
United States Treasury Note/Bond	1.750%	5/15/22	80,980	76,425
United States Treasury Note/Bond	1.625%	8/15/22	197,542	183,682
United States Treasury Note/Bond	1.625%	11/15/22	208,030	192,557
United States Treasury Note/Bond	7.125%	2/15/23	25,000	34,140
United States Treasury Note/Bond	1.750%	5/15/23	317,030	293,700
United States Treasury Note/Bond	2.500%	8/15/23	604,725	596,223
United States Treasury Note/Bond	6.250%	8/15/23	21,000	27,412
United States Treasury Note/Bond	2.750%	11/15/23	318,122	319,614

United States Treasury Note/Bond	2.750%	2/15/24	280,910	281,567
				6,932,478
Agency Bonds and Notes (2.7%)
1 Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,365
1 Federal Home Loan Banks	5.375%	5/15/19	11,885	13,900
1 Federal Home Loan Banks	5.125%	8/15/19	4,145	4,812
1 Federal Home Loan Banks	1.250%	12/13/19	8,875	8,469
1 Federal Home Loan Banks	1.875%	3/13/20	3,885	3,826
1 Federal Home Loan Banks	4.125%	3/13/20	16,185	17,965
1 Federal Home Loan Banks	3.375%	6/12/20	7,025	7,478
1 Federal Home Loan Banks	5.250%	12/11/20	3,250	3,814
1 Federal Home Loan Banks	5.625%	6/11/21	13,365	15,921
1 Federal Home Loan Banks	2.125%	3/10/23	7,200	6,697
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	26,765	26,560
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	22,920	22,058
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	68,820	65,980
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	30,000	28,609
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	55,905	54,507
2 Federal National Mortgage Assn.	0.000%	10/9/19	47,300	40,754
1 Financing Corp.	8.600%	9/26/19	1,750	2,307
Hashemite Kingdom of Jordan	2.503%	10/30/20	7,250	7,210
Private Export Funding Corp.	4.375%	3/15/19	7,000	7,750
Private Export Funding Corp.	1.450%	8/15/19	4,400	4,227
Private Export Funding Corp.	4.300%	12/15/21	9,940	10,926
Private Export Funding Corp.	2.800%	5/15/22	3,725	3,662
Private Export Funding Corp.	2.050%	11/15/22	10,276	9,510
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,546
State of Israel	5.500%	9/18/23	1,000	1,183
1 Tennessee Valley Authority	3.875%	2/15/21	6,100	6,553
1 Tennessee Valley Authority	1.875%	8/15/22	8,175	7,497
				390,086
Total U.S. Government and Agency Obligations (Cost $7,289,579)				7,322,564
Corporate Bonds (40.3%)
Finance (12.6%)
Banking (7.0%)
Abbey National Treasury Services plc	4.000%	3/13/24	4,800	4,850
American Express Co.	2.650%	12/2/22	10,048	9,550
Bank of America Corp.	2.650%	4/1/19	10,000	10,025
Bank of America Corp.	7.625%	6/1/19	9,500	11,674
Bank of America Corp.	5.625%	7/1/20	13,870	15,796
Bank of America Corp.	5.875%	1/5/21	7,600	8,780
Bank of America Corp.	5.000%	5/13/21	10,500	11,565
Bank of America Corp.	5.700%	1/24/22	12,175	13,908
Bank of America Corp.	3.300%	1/11/23	23,000	22,144
Bank of America Corp.	4.100%	7/24/23	9,550	9,681
Bank of America Corp.	4.125%	1/22/24	13,000	13,138
Bank of America Corp.	4.000%	4/1/24	1,600	1,597
Bank of Montreal	2.550%	11/6/22	6,500	6,132
Bank of New York Mellon Corp.	5.450%	5/15/19	7,360	8,421
Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,035
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,159
Bank of New York Mellon Corp.	3.550%	9/23/21	3,925	4,078
Bank of Nova Scotia	4.375%	1/13/21	4,500	4,940
Barclays Bank plc	6.750%	5/22/19	8,125	9,755
Barclays Bank plc	5.125%	1/8/20	8,475	9,490
Barclays Bank plc	5.140%	10/14/20	4,800	5,110

	BB&T Corp.	6.850%	4/30/19	5,311	6,421
	BB&T Corp.	5.250%	11/1/19	600	674
	BB&T Corp.	3.950%	3/22/22	1,600	1,647
	BNP Paribas SA	5.000%	1/15/21	15,500	17,216
	BNP Paribas SA	3.250%	3/3/23	4,925	4,786
	Capital One Bank USA NA	8.800%	7/15/19	1,575	2,018
	Capital One Bank USA NA	3.375%	2/15/23	8,340	8,055
	Capital One Financial Corp.	4.750%	7/15/21	6,725	7,364
	Capital One Financial Corp.	3.500%	6/15/23	4,550	4,468
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,492
	Citigroup Inc.	8.500%	5/22/19	16,371	20,844
	Citigroup Inc.	4.500%	1/14/22	13,325	14,065
	Citigroup Inc.	4.050%	7/30/22	3,450	3,464
	Citigroup Inc.	3.375%	3/1/23	7,625	7,369
	Citigroup Inc.	3.500%	5/15/23	7,975	7,513
	Citigroup Inc.	3.875%	10/25/23	9,925	9,848
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	3,075	3,332
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	16,750	17,325
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	10,625	10,569
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	7,425	7,630
	Credit Suisse	5.300%	8/13/19	6,125	6,952
	Credit Suisse	5.400%	1/14/20	7,050	7,828
	Credit Suisse	4.375%	8/5/20	6,950	7,507
3	Deutsche Bank AG	4.296%	5/24/28	7,625	7,205
	Discover Bank	7.000%	4/15/20	2,485	2,933
	Discover Bank	4.200%	8/8/23	7,193	7,376
	Discover Financial Services	3.850%	11/21/22	5,343	5,253
	Fifth Third Bancorp	3.500%	3/15/22	1,875	1,876
	Fifth Third Bancorp	4.300%	1/16/24	3,925	3,971
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,600	1,831
	First Niagara Financial Group Inc.	7.250%	12/15/21	320	366
	FirstMerit Corp.	4.350%	2/4/23	1,500	1,532
	Goldman Sachs Group Inc.	5.375%	3/15/20	14,500	16,199
	Goldman Sachs Group Inc.	6.000%	6/15/20	10,290	11,832
	Goldman Sachs Group Inc.	5.250%	7/27/21	19,825	21,975
	Goldman Sachs Group Inc.	5.750%	1/24/22	21,320	24,178
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,025	3,963
	Goldman Sachs Group Inc.	4.000%	3/3/24	11,075	11,010
	HSBC Bank USA NA	4.875%	8/24/20	6,350	6,893
	HSBC Holdings plc	5.100%	4/5/21	14,575	16,327
	HSBC Holdings plc	4.875%	1/14/22	2,500	2,737
	HSBC Holdings plc	4.000%	3/30/22	9,600	9,964
	HSBC Holdings plc	4.250%	3/14/24	7,750	7,736
	HSBC USA Inc.	5.000%	9/27/20	4,000	4,353
	Huntington Bancshares Inc.	7.000%	12/15/20	1,600	1,899
	Intesa Sanpaolo SPA	5.250%	1/12/24	5,500	5,666
	JPMorgan Chase & Co.	6.300%	4/23/19	14,975	17,579
	JPMorgan Chase & Co.	4.400%	7/22/20	13,815	14,888
	JPMorgan Chase & Co.	4.250%	10/15/20	16,900	18,096
	JPMorgan Chase & Co.	4.625%	5/10/21	8,308	9,075
	JPMorgan Chase & Co.	4.350%	8/15/21	21,950	23,575
	JPMorgan Chase & Co.	4.500%	1/24/22	13,500	14,556
	JPMorgan Chase & Co.	3.250%	9/23/22	7,425	7,315

JPMorgan Chase & Co.	3.200%	1/25/23	11,800	11,435
JPMorgan Chase & Co.	3.375%	5/1/23	10,150	9,609
JPMorgan Chase & Co.	3.875%	2/1/24	7,600	7,651
KeyCorp	5.100%	3/24/21	5,650	6,323
Lloyds Bank plc	6.375%	1/21/21	8,275	9,968
Morgan Stanley	7.300%	5/13/19	14,775	17,907
Morgan Stanley	5.625%	9/23/19	13,875	15,778
Morgan Stanley	5.500%	1/26/20	8,275	9,335
Morgan Stanley	5.500%	7/24/20	8,925	10,069
Morgan Stanley	5.750%	1/25/21	7,175	8,210
Morgan Stanley	5.500%	7/28/21	11,700	13,197
Morgan Stanley	4.875%	11/1/22	9,700	10,208
Morgan Stanley	3.750%	2/25/23	18,075	17,990
Morgan Stanley	4.100%	5/22/23	10,900	10,775
National Australia Bank Ltd.	3.000%	1/20/23	4,350	4,135
National City Corp.	6.875%	5/15/19	2,000	2,376
Northern Trust Corp.	3.450%	11/4/20	1,700	1,788
Northern Trust Corp.	3.375%	8/23/21	2,750	2,845
Northern Trust Corp.	2.375%	8/2/22	4,775	4,518
People's United Financial Inc.	3.650%	12/6/22	2,425	2,377
PNC Bank NA	2.700%	11/1/22	4,400	4,112
PNC Bank NA	2.950%	1/30/23	4,800	4,565
PNC Bank NA	3.800%	7/25/23	3,375	3,398
PNC Financial Services Group Inc.	2.854%	11/9/22	3,625	3,459
PNC Funding Corp.	6.700%	6/10/19	1,975	2,382
PNC Funding Corp.	5.125%	2/8/20	6,210	7,006
PNC Funding Corp.	4.375%	8/11/20	1,200	1,300
PNC Funding Corp.	3.300%	3/8/22	8,075	8,130
Royal Bank of Scotland Group plc	6.400%	10/21/19	5,500	6,341
Royal Bank of Scotland plc	5.625%	8/24/20	3,675	4,155
Royal Bank of Scotland plc	6.125%	1/11/21	7,200	8,390
State Street Corp.	4.375%	3/7/21	4,651	5,142
State Street Corp.	3.100%	5/15/23	5,225	4,975
State Street Corp.	3.700%	11/20/23	4,415	4,457
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,600	4,526
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	875	844
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,975	3,063
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,075	2,122
SunTrust Bank	2.750%	5/1/23	2,875	2,693
UBS AG	4.875%	8/4/20	10,375	11,492
UnionBanCal Corp.	3.500%	6/18/22	1,575	1,593
US Bancorp	4.125%	5/24/21	5,325	5,703
US Bancorp	3.000%	3/15/22	5,500	5,453
US Bancorp	2.950%	7/15/22	6,925	6,656
US Bancorp	3.700%	1/30/24	1,700	1,722
Wells Fargo & Co.	4.600%	4/1/21	13,975	15,402
Wells Fargo & Co.	3.500%	3/8/22	13,175	13,447
Wells Fargo & Co.	3.450%	2/13/23	9,550	9,270
Wells Fargo & Co.	4.125%	8/15/23	7,625	7,715
Wells Fargo & Co.	4.480%	1/16/24	4,339	4,508
Westpac Banking Corp.	4.875%	11/19/19	10,395	11,564
Zions Bancorporation	4.500%	6/13/23	1,075	1,075

Brokerage (0.5%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,000	2,012
Ameriprise Financial Inc.	7.300%	6/28/19	600	739
Ameriprise Financial Inc.	5.300%	3/15/20	5,375	6,105

Ameriprise Financial Inc.	4.000%	10/15/23	3,075	3,163
BlackRock Inc.	5.000%	12/10/19	4,475	5,055
BlackRock Inc.	4.250%	5/24/21	3,925	4,253
BlackRock Inc.	3.375%	6/1/22	3,775	3,821
Charles Schwab Corp.	4.450%	7/22/20	5,550	6,070
Charles Schwab Corp.	3.225%	9/1/22	1,375	1,357
Eaton Vance Corp.	3.625%	6/15/23	1,500	1,491
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,486
Franklin Resources Inc.	2.800%	9/15/22	2,075	1,991
Invesco Finance plc	3.125%	11/30/22	4,050	3,913
Invesco Finance plc	4.000%	1/30/24	775	793
Jefferies Group LLC	8.500%	7/15/19	3,725	4,564
Jefferies Group LLC	6.875%	4/15/21	3,927	4,542
Jefferies Group LLC	5.125%	1/20/23	3,450	3,625
Lazard Group LLC	4.250%	11/14/20	1,875	1,942
Legg Mason Inc.	5.500%	5/21/19	3,175	3,512
Leucadia National Corp.	5.500%	10/18/23	3,800	3,951
Nomura Holdings Inc.	6.700%	3/4/20	5,250	6,154
Raymond James Financial Inc.	8.600%	8/15/19	1,500	1,883
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,561

Finance Companies (1.0%)
Air Lease Corp.	4.750%	3/1/20	4,500	4,770
Air Lease Corp.	3.875%	4/1/21	2,575	2,572
Block Financial LLC	5.500%	11/1/22	3,000	3,195
GATX Corp.	2.500%	7/30/19	1,700	1,683
GATX Corp.	4.750%	6/15/22	2,000	2,126
GATX Corp.	3.900%	3/30/23	1,275	1,276
General Electric Capital Corp.	6.000%	8/7/19	7,665	9,009
General Electric Capital Corp.	2.100%	12/11/19	1,325	1,314
General Electric Capital Corp.	5.500%	1/8/20	12,675	14,589
General Electric Capital Corp.	5.550%	5/4/20	7,975	9,191
General Electric Capital Corp.	4.375%	9/16/20	9,475	10,317
General Electric Capital Corp.	4.625%	1/7/21	11,050	12,139
General Electric Capital Corp.	5.300%	2/11/21	12,602	14,159
General Electric Capital Corp.	4.650%	10/17/21	14,425	15,854
General Electric Capital Corp.	3.150%	9/7/22	6,300	6,202
General Electric Capital Corp.	3.100%	1/9/23	14,050	13,719
HSBC Finance Corp.	6.676%	1/15/21	14,684	17,147
Prospect Capital Corp.	5.875%	3/15/23	1,925	1,939

Insurance (2.2%)
ACE INA Holdings Inc.	5.900%	6/15/19	2,725	3,196
ACE INA Holdings Inc.	2.700%	3/13/23	1,525	1,444
AEGON Funding Co. LLC	5.750%	12/15/20	2,000	2,289
Aetna Inc.	4.125%	6/1/21	2,475	2,645
Aetna Inc.	2.750%	11/15/22	7,675	7,216
Aflac Inc.	8.500%	5/15/19	3,100	3,996
Aflac Inc.	4.000%	2/15/22	3,550	3,730
Aflac Inc.	3.625%	6/15/23	2,000	2,011
Alleghany Corp.	5.625%	9/15/20	1,450	1,627
Alleghany Corp.	4.950%	6/27/22	3,000	3,230
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,477
Allstate Corp.	3.150%	6/15/23	2,800	2,751
3 Allstate Corp.	5.750%	8/15/53	3,475	3,640
Alterra Finance LLC	6.250%	9/30/20	1,565	1,796
American Financial Group Inc.	9.875%	6/15/19	2,625	3,373

American International Group Inc.	3.375%	8/15/20	4,025	4,106
American International Group Inc.	6.400%	12/15/20	8,640	10,320
American International Group Inc.	4.875%	6/1/22	8,250	9,029
American International Group Inc.	4.125%	2/15/24	2,800	2,867
Aon Corp.	5.000%	9/30/20	3,600	4,002
Aon plc	4.000%	11/27/23	850	863
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,220
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,400	2,442
Assurant Inc.	4.000%	3/15/23	1,725	1,695
Axis Specialty Finance LLC	5.875%	6/1/20	5,100	5,800
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	3,200	3,241
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,025	5,484
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,545	3,527
Berkshire Hathaway Inc.	3.750%	8/15/21	3,250	3,438
Berkshire Hathaway Inc.	3.000%	2/11/23	3,475	3,408
Cigna Corp.	8.500%	5/1/19	2,000	2,548
Cigna Corp.	5.125%	6/15/20	1,491	1,657
Cigna Corp.	4.375%	12/15/20	1,920	2,046
Cigna Corp.	4.500%	3/15/21	1,575	1,701
Cigna Corp.	4.000%	2/15/22	3,325	3,442
CNA Financial Corp.	7.350%	11/15/19	2,240	2,746
CNA Financial Corp.	5.875%	8/15/20	1,800	2,070
CNA Financial Corp.	5.750%	8/15/21	2,595	2,989
Coventry Health Care Inc.	5.450%	6/15/21	2,875	3,282
Fidelity National Financial Inc.	5.500%	9/1/22	775	824
First American Financial Corp.	4.300%	2/1/23	1,425	1,387
Genworth Holdings Inc.	7.700%	6/15/20	3,825	4,666
Genworth Holdings Inc.	7.200%	2/15/21	2,075	2,486
Genworth Holdings Inc.	7.625%	9/24/21	4,100	5,060
Genworth Holdings Inc.	4.900%	8/15/23	1,000	1,049
Hanover Insurance Group Inc.	6.375%	6/15/21	150	171
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,700	3,060
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,675	5,216
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,845
Humana Inc.	3.150%	12/1/22	1,925	1,832
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,350	1,387
Lincoln National Corp.	8.750%	7/1/19	5,451	7,039
Lincoln National Corp.	6.250%	2/15/20	2,250	2,646
Lincoln National Corp.	4.200%	3/15/22	300	315
Loews Corp.	2.625%	5/15/23	2,425	2,224
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,535
Markel Corp.	7.125%	9/30/19	1,617	1,943
Markel Corp.	4.900%	7/1/22	3,450	3,703
Markel Corp.	3.625%	3/30/23	2,000	1,951
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,450	1,886
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,350	4,757
MetLife Inc.	4.750%	2/8/21	7,875	8,772
MetLife Inc.	3.048%	12/15/22	1,900	1,840
Montpelier Re Holdings Ltd.	4.700%	10/15/22	1,425	1,447
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,425	1,423
PartnerRe Finance B LLC	5.500%	6/1/20	4,200	4,680
Primerica Inc.	4.750%	7/15/22	1,750	1,839
Principal Financial Group Inc.	8.875%	5/15/19	2,750	3,519
Principal Financial Group Inc.	3.300%	9/15/22	1,700	1,656
ProAssurance Corp.	5.300%	11/15/23	900	954
Progressive Corp.	3.750%	8/23/21	2,100	2,203
Protective Life Corp.	7.375%	10/15/19	1,600	1,952

Prudential Financial Inc.	7.375%	6/15/19	6,545	8,060
Prudential Financial Inc.	5.375%	6/21/20	3,800	4,335
Prudential Financial Inc.	4.500%	11/15/20	3,425	3,702
3 Prudential Financial Inc.	5.875%	9/15/42	5,475	5,728
3 Prudential Financial Inc.	5.625%	6/15/43	7,275	7,484
Reinsurance Group of America Inc.	6.450%	11/15/19	2,000	2,331
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,809
Reinsurance Group of America Inc.	4.700%	9/15/23	500	524
Torchmark Corp.	3.800%	9/15/22	2,300	2,291
Travelers Cos. Inc.	5.900%	6/2/19	2,775	3,236
UnitedHealth Group Inc.	4.700%	2/15/21	2,625	2,901
UnitedHealth Group Inc.	3.375%	11/15/21	500	506
UnitedHealth Group Inc.	2.875%	3/15/22	6,500	6,338
UnitedHealth Group Inc.	2.750%	2/15/23	5,000	4,715
UnitedHealth Group Inc.	2.875%	3/15/23	3,725	3,544
Unum Group	5.625%	9/15/20	1,650	1,860
Unum Group	4.000%	3/15/24	1,500	1,503
Voya Financial Inc.	5.500%	7/15/22	3,625	4,050
WellPoint Inc.	4.350%	8/15/20	11,005	11,724
WellPoint Inc.	3.700%	8/15/21	1,850	1,890
WellPoint Inc.	3.125%	5/15/22	4,000	3,861
WellPoint Inc.	3.300%	1/15/23	200	193
Willis Group Holdings plc	5.750%	3/15/21	3,900	4,317
WR Berkley Corp.	5.375%	9/15/20	1,875	2,061
WR Berkley Corp.	4.625%	3/15/22	3,000	3,143
XLIT Ltd.	5.750%	10/1/21	2,300	2,646

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	2,525	2,493
IntercontinentalExchange Group Inc.	4.000%	10/15/23	2,575	2,674
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,300	1,281
MasterCard Inc.	3.375%	4/1/24	4,825	4,818
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,300	5,836

Real Estate Investment Trusts (1.8%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,650	2,735
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	2,025	1,952
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,800	1,712
4 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	2,650	2,656
AvalonBay Communities Inc.	2.950%	9/15/22	3,025	2,870
AvalonBay Communities Inc.	2.850%	3/15/23	1,500	1,404
AvalonBay Communities Inc.	4.200%	12/15/23	1,390	1,430
BioMed Realty LP	4.250%	7/15/22	2,000	1,980
Boston Properties LP	5.875%	10/15/19	875	1,013
Boston Properties LP	5.625%	11/15/20	5,425	6,174
Boston Properties LP	4.125%	5/15/21	4,995	5,247
Boston Properties LP	3.850%	2/1/23	800	804
Boston Properties LP	3.125%	9/1/23	4,050	3,807
Brandywine Operating Partnership LP	3.950%	2/15/23	1,600	1,563
Camden Property Trust	2.950%	12/15/22	4,950	4,650
Camden Property Trust	4.250%	1/15/24	900	920
CBL & Associates LP	5.250%	12/1/23	2,200	2,267
Corporate Office Properties LP	3.600%	5/15/23	1,950	1,802
CubeSmart LP	4.375%	12/15/23	3,150	3,175
4 DCT Industrial Trust Inc.	4.500%	10/15/23	1,125	1,119

DDR Corp.	7.875%	9/1/20	2,000	2,485
DDR Corp.	3.500%	1/15/21	1,625	1,618
DDR Corp.	4.625%	7/15/22	4,425	4,614
DDR Corp.	3.375%	5/15/23	925	875
Digital Realty Trust LP	5.250%	3/15/21	5,575	5,838
Digital Realty Trust LP	3.625%	10/1/22	1,125	1,045
Duke Realty LP	6.750%	3/15/20	350	408
Duke Realty LP	3.875%	10/15/22	4,850	4,723
Duke Realty LP	3.625%	4/15/23	2,525	2,396
EPR Properties	7.750%	7/15/20	500	586
EPR Properties	5.750%	8/15/22	2,875	3,042
EPR Properties	5.250%	7/15/23	1,800	1,823
Equity One Inc.	3.750%	11/15/22	2,000	1,923
ERP Operating LP	4.750%	7/15/20	6,250	6,806
ERP Operating LP	4.625%	12/15/21	3,770	4,069
ERP Operating LP	3.000%	4/15/23	575	543
Essex Portfolio LP	3.250%	5/1/23	4,205	3,929
Federal Realty Investment Trust	3.000%	8/1/22	1,525	1,475
Federal Realty Investment Trust	2.750%	6/1/23	1,600	1,496
HCP Inc.	2.625%	2/1/20	3,600	3,516
HCP Inc.	5.375%	2/1/21	7,821	8,733
HCP Inc.	4.250%	11/15/23	3,650	3,718
HCP Inc.	4.200%	3/1/24	2,225	2,253
Health Care REIT Inc.	4.125%	4/1/19	3,695	3,926
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,295
Health Care REIT Inc.	4.950%	1/15/21	5,425	5,892
Health Care REIT Inc.	5.250%	1/15/22	1,800	1,977
Health Care REIT Inc.	3.750%	3/15/23	600	588
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,664
Healthcare Realty Trust Inc.	3.750%	4/15/23	2,125	2,024
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,625	1,548
Hospitality Properties Trust	5.000%	8/15/22	2,275	2,358
Hospitality Properties Trust	4.500%	6/15/23	2,875	2,842
Hospitality Properties Trust	4.650%	3/15/24	1,275	1,269
Kilroy Realty LP	3.800%	1/15/23	375	364
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,519
Kimco Realty Corp.	3.125%	6/1/23	1,250	1,169
Liberty Property LP	4.750%	10/1/20	6,210	6,592
Liberty Property LP	4.400%	2/15/24	25	25
Mack-Cali Realty LP	7.750%	8/15/19	3,475	4,149
Mack-Cali Realty LP	4.500%	4/18/22	1,600	1,615
Mid-America Apartments LP	4.300%	10/15/23	1,525	1,532
National Retail Properties Inc.	3.800%	10/15/22	1,000	984
National Retail Properties Inc.	3.300%	4/15/23	4,000	3,760
Omega Healthcare Investors Inc.	6.750%	10/15/22	3,550	3,878
Omega Healthcare Investors Inc.	5.875%	3/15/24	75	79
4 Omega Healthcare Investors Inc.	4.950%	4/1/24	975	958
Piedmont Operating Partnership LP	3.400%	6/1/23	1,325	1,227
Piedmont Operating Partnership LP	4.450%	3/15/24	1,725	1,719
ProLogis LP	6.875%	3/15/20	4,300	5,125
ProLogis LP	4.250%	8/15/23	2,450	2,489
Realty Income Corp.	6.750%	8/15/19	4,150	4,910
Realty Income Corp.	5.750%	1/15/21	1,000	1,132
Realty Income Corp.	3.250%	10/15/22	2,425	2,309
Realty Income Corp.	4.650%	8/1/23	3,425	3,588
Regency Centers LP	4.800%	4/15/21	2,500	2,667
Retail Opportunity Investments Corp.	5.000%	12/15/23	1,150	1,192

Simon Property Group LP	5.650%	2/1/20	7,800	9,053
Simon Property Group LP	4.375%	3/1/21	6,285	6,836
Simon Property Group LP	4.125%	12/1/21	6,075	6,500
Simon Property Group LP	3.375%	3/15/22	3,450	3,484
Simon Property Group LP	3.750%	2/1/24	1,125	1,132
Tanger Properties LP	3.875%	12/1/23	2,975	2,959
UDR Inc.	3.700%	10/1/20	250	254
UDR Inc.	4.625%	1/10/22	3,325	3,523
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,000	4,240
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,900	3,127
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,590	2,688
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,350	4,182
Vornado Realty LP	5.000%	1/15/22	2,000	2,118
Washington REIT	4.950%	10/1/20	3,150	3,335
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,202
Weingarten Realty Investors	3.500%	4/15/23	2,275	2,133
Weingarten Realty Investors	4.450%	1/15/24	150	152
WP Carey Inc.	4.600%	4/1/24	1,675	1,675
				1,810,329
Industrial (24.0%)
Basic Industry (3.3%)
Agrium Inc.	3.150%	10/1/22	3,600	3,413
Agrium Inc.	3.500%	6/1/23	1,925	1,870
Air Products & Chemicals Inc.	3.000%	11/3/21	5,550	5,478
Air Products & Chemicals Inc.	2.750%	2/3/23	1,250	1,181
Albemarle Corp.	4.500%	12/15/20	1,050	1,116
Alcoa Inc.	6.150%	8/15/20	5,600	6,120
Alcoa Inc.	5.400%	4/15/21	4,525	4,748
Alcoa Inc.	5.870%	2/23/22	3,050	3,223
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	3,947
Allegheny Technologies Inc.	5.875%	8/15/23	1,000	1,046
Barrick Gold Corp.	6.950%	4/1/19	6,450	7,572
Barrick Gold Corp.	3.850%	4/1/22	8,272	7,897
Barrick Gold Corp.	4.100%	5/1/23	5,450	5,179
Barrick North America Finance LLC	4.400%	5/30/21	5,513	5,559
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	2,700	2,849
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	7,875	9,404
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,100	4,146
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	3,675	3,604
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	11,450	11,750
Braskem Finance Ltd.	6.450%	2/3/24	2,400	2,460
Cabot Corp.	3.700%	7/15/22	1,200	1,175
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,493
Carpenter Technology Corp.	4.450%	3/1/23	925	928
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,100	2,443
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,576
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	2,948
CF Industries Inc.	7.125%	5/1/20	9,000	10,755
CF Industries Inc.	3.450%	6/1/23	250	241
Cliffs Natural Resources Inc.	5.900%	3/15/20	975	1,022
Cliffs Natural Resources Inc.	4.800%	10/1/20	4,850	4,782
Cliffs Natural Resources Inc.	4.875%	4/1/21	3,200	3,128
Dow Chemical Co.	8.550%	5/15/19	11,475	14,722
Dow Chemical Co.	4.250%	11/15/20	6,200	6,575
Dow Chemical Co.	4.125%	11/15/21	6,250	6,533
Dow Chemical Co.	3.000%	11/15/22	6,835	6,488
Eastman Chemical Co.	5.500%	11/15/19	3,650	4,137

Eastman Chemical Co.	4.500%	1/15/21	1,600	1,690
Eastman Chemical Co.	3.600%	8/15/22	4,025	4,004
Ecolab Inc.	4.350%	12/8/21	8,300	8,961
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,264
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,025	6,329
EI du Pont de Nemours & Co.	4.250%	4/1/21	3,000	3,270
EI du Pont de Nemours & Co.	2.800%	2/15/23	3,800	3,612
FMC Corp.	3.950%	2/1/22	3,050	3,115
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	5,375	5,261
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	9,565	9,142
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	9,870	9,474
Georgia-Pacific LLC	8.000%	1/15/24	2,750	3,627
Goldcorp Inc.	3.700%	3/15/23	6,400	6,034
International Paper Co.	9.375%	5/15/19	3,975	5,202
International Paper Co.	7.500%	8/15/21	7,465	9,393
International Paper Co.	4.750%	2/15/22	5,960	6,459
Kinross Gold Corp.	5.125%	9/1/21	2,450	2,444
4 Kinross Gold Corp.	5.950%	3/15/24	1,150	1,148
LyondellBasell Industries NV	5.000%	4/15/19	11,475	12,709
LyondellBasell Industries NV	6.000%	11/15/21	5,750	6,699
Methanex Corp.	3.250%	12/15/19	1,975	1,974
Monsanto Co.	2.200%	7/15/22	1,450	1,352
Mosaic Co.	3.750%	11/15/21	1,950	1,970
Mosaic Co.	4.250%	11/15/23	4,000	4,094
NewMarket Corp.	4.100%	12/15/22	300	297
Newmont Mining Corp.	5.125%	10/1/19	4,925	5,262
Newmont Mining Corp.	3.500%	3/15/22	4,765	4,318
Nucor Corp.	4.125%	9/15/22	3,450	3,537
Nucor Corp.	4.000%	8/1/23	1,075	1,079
Packaging Corp. of America	3.900%	6/15/22	1,900	1,896
Packaging Corp. of America	4.500%	11/1/23	5,650	5,876
Plains Exploration & Production Co.	6.125%	6/15/19	4,215	4,652
Plains Exploration & Production Co.	6.500%	11/15/20	8,500	9,382
Plains Exploration & Production Co.	6.625%	5/1/21	1,820	1,993
Plains Exploration & Production Co.	6.750%	2/1/22	5,625	6,230
Plains Exploration & Production Co.	6.875%	2/15/23	7,600	8,446
Plum Creek Timberlands LP	4.700%	3/15/21	3,300	3,467
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,800	1,987
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	7,250	7,190
PPG Industries Inc.	3.600%	11/15/20	6,350	6,486
Praxair Inc.	4.500%	8/15/19	2,575	2,846
Praxair Inc.	4.050%	3/15/21	575	616
Praxair Inc.	3.000%	9/1/21	4,925	4,924
Praxair Inc.	2.450%	2/15/22	6,725	6,389
Praxair Inc.	2.200%	8/15/22	2,250	2,081
Rayonier Inc.	3.750%	4/1/22	250	246
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,125	2,134
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	8,525	11,092
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,504
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,775	5,918
Rio Tinto Finance USA plc	3.500%	3/22/22	5,500	5,491
Rio Tinto Finance USA plc	2.875%	8/21/22	10,025	9,522
Rock-Tenn Co.	3.500%	3/1/20	1,795	1,825
Rock-Tenn Co.	4.000%	3/1/23	3,500	3,528
RPM International Inc.	6.125%	10/15/19	2,575	2,913
RPM International Inc.	3.450%	11/15/22	2,900	2,748
Sigma-Aldrich Corp.	3.375%	11/1/20	750	769

Southern Copper Corp.	5.375%	4/16/20	1,725	1,862
Southern Copper Corp.	3.500%	11/8/22	1,500	1,422
Syngenta Finance NV	3.125%	3/28/22	2,500	2,462
Teck Resources Ltd.	4.750%	1/15/22	5,825	5,968
Teck Resources Ltd.	3.750%	2/1/23	1,500	1,405
Vale Overseas Ltd.	5.625%	9/15/19	6,625	7,317
Vale Overseas Ltd.	4.625%	9/15/20	5,175	5,383
Vale Overseas Ltd.	4.375%	1/11/22	10,870	10,812
Valspar Corp.	7.250%	6/15/19	1,275	1,532
Valspar Corp.	4.200%	1/15/22	1,550	1,592
Westlake Chemical Corp.	3.600%	7/15/22	550	532
Weyerhaeuser Co.	7.375%	10/1/19	3,250	3,955

Capital Goods (2.1%)
3M Co.	2.000%	6/26/22	3,125	2,911
ABB Finance USA Inc.	2.875%	5/8/22	7,165	6,964
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,861
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,739
Boeing Co.	4.875%	2/15/20	6,100	6,834
Carlisle Cos. Inc.	3.750%	11/15/22	3,350	3,267
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,750	2,681
Caterpillar Inc.	3.900%	5/27/21	1,850	1,966
Caterpillar Inc.	2.600%	6/26/22	5,200	4,949
Cooper US Inc.	3.875%	12/15/20	5,000	5,228
Crane Co.	4.450%	12/15/23	2,500	2,563
Danaher Corp.	3.900%	6/23/21	2,025	2,145
Deere & Co.	4.375%	10/16/19	850	942
Deere & Co.	2.600%	6/8/22	7,200	6,895
Dover Corp.	4.300%	3/1/21	5,500	5,917
Eaton Corp.	2.750%	11/2/22	5,975	5,657
4 Embraer Overseas Ltd.	5.696%	9/16/23	3,143	3,258
Embraer SA	5.150%	6/15/22	1,800	1,872
Emerson Electric Co.	4.875%	10/15/19	1,550	1,750
Emerson Electric Co.	4.250%	11/15/20	1,400	1,517
Emerson Electric Co.	2.625%	2/15/23	6,525	6,246
Flowserve Corp.	3.500%	9/15/22	8,025	7,914
General Dynamics Corp.	3.875%	7/15/21	4,075	4,306
General Dynamics Corp.	2.250%	11/15/22	5,325	4,919
General Electric Co.	2.700%	10/9/22	15,025	14,564
General Electric Co.	3.375%	3/11/24	4,000	4,024
Honeywell International Inc.	4.250%	3/1/21	7,676	8,395
IDEX Corp.	4.200%	12/15/21	400	408
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	6,992
4 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	2,175	2,233
John Deere Capital Corp.	1.700%	1/15/20	2,325	2,226
John Deere Capital Corp.	2.800%	3/4/21	5,500	5,458
John Deere Capital Corp.	3.900%	7/12/21	5,300	5,591
John Deere Capital Corp.	3.150%	10/15/21	3,135	3,162
John Deere Capital Corp.	2.750%	3/15/22	425	413
John Deere Capital Corp.	2.800%	1/27/23	275	263
Joy Global Inc.	5.125%	10/15/21	3,420	3,691
Kennametal Inc.	2.650%	11/1/19	2,550	2,489
Kennametal Inc.	3.875%	2/15/22	2,425	2,386
L-3 Communications Corp.	5.200%	10/15/19	6,400	6,984
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,838
L-3 Communications Corp.	4.950%	2/15/21	4,900	5,249
Lockheed Martin Corp.	4.250%	11/15/19	6,300	6,831

Lockheed Martin Corp.	3.350%	9/15/21	6,300	6,415
Mohawk Industries Inc.	3.850%	2/1/23	3,725	3,680
Northrop Grumman Corp.	3.500%	3/15/21	6,450	6,548
Owens Corning	9.000%	6/15/19	943	1,174
Pentair Finance SA	5.000%	5/15/21	3,000	3,208
Pentair Finance SA	3.150%	9/15/22	3,100	2,961
Precision Castparts Corp.	2.500%	1/15/23	3,700	3,456
Raytheon Co.	4.400%	2/15/20	1,225	1,333
Raytheon Co.	3.125%	10/15/20	6,850	6,959
Raytheon Co.	2.500%	12/15/22	7,725	7,226
Republic Services Inc.	5.500%	9/15/19	1,825	2,073
Republic Services Inc.	5.000%	3/1/20	5,025	5,549
Republic Services Inc.	5.250%	11/15/21	10,063	11,279
Republic Services Inc.	3.550%	6/1/22	925	926
Republic Services Inc.	4.750%	5/15/23	725	777
Rockwell Collins Inc.	5.250%	7/15/19	650	727
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,785
Rockwell Collins Inc.	3.700%	12/15/23	500	509
Roper Industries Inc.	6.250%	9/1/19	2,900	3,341
Roper Industries Inc.	3.125%	11/15/22	2,275	2,156
Snap-on Inc.	6.125%	9/1/21	2,825	3,265
Sonoco Products Co.	4.375%	11/1/21	1,100	1,144
Stanley Black & Decker Inc.	3.400%	12/1/21	4,775	4,809
Stanley Black & Decker Inc.	2.900%	11/1/22	1,825	1,748
Textron Inc.	7.250%	10/1/19	1,000	1,192
Textron Inc.	3.650%	3/1/21	3,000	3,025
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	600	719
United Technologies Corp.	4.500%	4/15/20	7,400	8,204
United Technologies Corp.	3.100%	6/1/22	14,200	14,166
Valmont Industries Inc.	6.625%	4/20/20	1,390	1,614
Waste Management Inc.	4.750%	6/30/20	8,800	9,599
Waste Management Inc.	4.600%	3/1/21	3,900	4,228

Communication (3.5%)
21st Century Fox America Inc.	4.500%	2/15/21	5,050	5,487
21st Century Fox America Inc.	3.000%	9/15/22	5,000	4,825
America Movil SAB de CV	5.000%	10/16/19	4,500	4,970
America Movil SAB de CV	5.000%	3/30/20	11,300	12,503
America Movil SAB de CV	3.125%	7/16/22	8,050	7,693
American Tower Corp.	5.050%	9/1/20	3,070	3,312
American Tower Corp.	5.900%	11/1/21	3,400	3,811
American Tower Corp.	4.700%	3/15/22	550	573
American Tower Corp.	3.500%	1/31/23	9,751	9,214
American Tower Corp.	5.000%	2/15/24	3,825	3,991
AT&T Inc.	4.450%	5/15/21	4,075	4,410
AT&T Inc.	3.875%	8/15/21	8,450	8,820
AT&T Inc.	3.000%	2/15/22	10,725	10,415
AT&T Inc.	2.625%	12/1/22	7,850	7,305
AT&T Inc.	3.900%	3/11/24	3,025	3,014
CBS Corp.	8.875%	5/15/19	6,350	8,146
CBS Corp.	5.750%	4/15/20	220	251
CBS Corp.	4.300%	2/15/21	1,300	1,371
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,075	1,048
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	5,923	8,406

Comcast Corp.	5.700%	7/1/19	4,950	5,735
Comcast Corp.	5.150%	3/1/20	2,625	2,981
Comcast Corp.	3.125%	7/15/22	2,675	2,652
Comcast Corp.	2.850%	1/15/23	6,900	6,668
Comcast Corp.	3.600%	3/1/24	3,575	3,601
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	734
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	8,150	9,353
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	9,305	10,207
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	7,620	8,194
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	5,150	5,118
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	2,500	2,513
Discovery Communications LLC	5.625%	8/15/19	3,600	4,098
Discovery Communications LLC	5.050%	6/1/20	5,400	5,994
Discovery Communications LLC	4.375%	6/15/21	4,350	4,618
Discovery Communications LLC	3.300%	5/15/22	1,900	1,855
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	2,979
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,948
Interpublic Group of Cos. Inc.	4.200%	4/15/24	2,675	2,670
Moody's Corp.	5.500%	9/1/20	200	223
Moody's Corp.	4.500%	9/1/22	6,450	6,668
Moody's Corp.	4.875%	2/15/24	1,950	2,047
NBCUniversal Media LLC	5.150%	4/30/20	11,385	12,927
NBCUniversal Media LLC	4.375%	4/1/21	4,665	5,060
NBCUniversal Media LLC	2.875%	1/15/23	7,850	7,572
Omnicom Group Inc.	4.450%	8/15/20	13,350	14,275
Orange SA	5.375%	7/8/19	5,000	5,619
Orange SA	4.125%	9/14/21	8,625	8,888
Qwest Corp.	6.750%	12/1/21	3,430	3,833
Reed Elsevier Capital Inc.	3.125%	10/15/22	6,313	6,062
Rogers Communications Inc.	3.000%	3/15/23	2,665	2,500
Rogers Communications Inc.	4.100%	10/1/23	5,350	5,478
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	2,252
Telefonica Emisiones SAU	5.134%	4/27/20	6,700	7,253
Telefonica Emisiones SAU	5.462%	2/16/21	13,710	15,056
Telefonica Emisiones SAU	4.570%	4/27/23	3,500	3,577
Thomson Reuters Corp.	4.700%	10/15/19	2,350	2,573
Thomson Reuters Corp.	3.950%	9/30/21	1,375	1,406
Thomson Reuters Corp.	4.300%	11/23/23	3,500	3,580
Time Warner Cable Inc.	8.250%	4/1/19	5,875	7,337
Time Warner Cable Inc.	5.000%	2/1/20	11,185	12,224
Time Warner Cable Inc.	4.125%	2/15/21	3,175	3,320
Time Warner Cable Inc.	4.000%	9/1/21	11,000	11,412
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,703	2,224
Verizon Communications Inc.	6.350%	4/1/19	13,500	15,929
Verizon Communications Inc.	2.550%	6/17/19	2,500	2,510
Verizon Communications Inc.	4.500%	9/15/20	19,005	20,611
Verizon Communications Inc.	3.450%	3/15/21	5,000	5,070
Verizon Communications Inc.	4.600%	4/1/21	8,025	8,702
Verizon Communications Inc.	3.500%	11/1/21	8,350	8,409
Verizon Communications Inc.	2.450%	11/1/22	2,175	1,982
Verizon Communications Inc.	5.150%	9/15/23	58,715	64,213
Verizon Communications Inc.	4.150%	3/15/24	5,000	5,068

Vodafone Group plc	4.375%	3/16/21	5,500	5,924
Vodafone Group plc	2.500%	9/26/22	4,650	4,256
Vodafone Group plc	2.950%	2/19/23	8,660	8,108
WPP Finance 2010	4.750%	11/21/21	6,975	7,471

Consumer Cyclical (2.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,725	1,903
Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,561
Advance Auto Parts Inc.	4.500%	12/1/23	1,375	1,416
Amazon.com Inc.	2.500%	11/29/22	8,425	7,853
AutoZone Inc.	4.000%	11/15/20	250	261
AutoZone Inc.	3.700%	4/15/22	5,650	5,668
AutoZone Inc.	3.125%	7/15/23	2,025	1,917
BorgWarner Inc.	4.625%	9/15/20	950	1,019
Brinker International Inc.	3.875%	5/15/23	3,550	3,329
Carnival Corp.	3.950%	10/15/20	2,775	2,843
Costco Wholesale Corp.	1.700%	12/15/19	4,675	4,529
Cummins Inc.	3.650%	10/1/23	1,300	1,321
CVS Caremark Corp.	4.750%	5/18/20	50	55
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,064
CVS Caremark Corp.	2.750%	12/1/22	7,225	6,816
CVS Caremark Corp.	4.000%	12/5/23	8,600	8,827
Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,223
Darden Restaurants Inc.	3.350%	11/1/22	2,700	2,437
Delphi Corp.	5.000%	2/15/23	3,000	3,184
Dollar General Corp.	3.250%	4/15/23	5,120	4,812
eBay Inc.	3.250%	10/15/20	2,935	3,009
eBay Inc.	2.600%	7/15/22	5,575	5,293
Expedia Inc.	5.950%	8/15/20	3,425	3,783
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,514
Ford Motor Credit Co. LLC	8.125%	1/15/20	9,425	11,893
Ford Motor Credit Co. LLC	5.750%	2/1/21	8,775	9,991
Ford Motor Credit Co. LLC	5.875%	8/2/21	7,075	8,117
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,850	8,085
Ford Motor Credit Co. LLC	4.375%	8/6/23	1,100	1,134
Gap Inc.	5.950%	4/12/21	8,450	9,510
Home Depot Inc.	3.950%	9/15/20	400	431
Home Depot Inc.	4.400%	4/1/21	6,725	7,403
Home Depot Inc.	2.700%	4/1/23	2,175	2,064
Home Depot Inc.	3.750%	2/15/24	6,375	6,516
Host Hotels & Resorts LP	5.875%	6/15/19	1,000	1,083
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,398
Host Hotels & Resorts LP	5.250%	3/15/22	5,500	5,988
Host Hotels & Resorts LP	4.750%	3/1/23	922	962
Host Hotels & Resorts LP	3.750%	10/15/23	375	364
Hyatt Hotels Corp.	5.375%	8/15/21	900	986
Hyatt Hotels Corp.	3.375%	7/15/23	2,025	1,924
International Game Technology	7.500%	6/15/19	2,625	3,085
International Game Technology	5.500%	6/15/20	1,575	1,707
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,168
Johnson Controls Inc.	4.250%	3/1/21	850	911
Johnson Controls Inc.	3.750%	12/1/21	3,850	3,984
Kohl's Corp.	4.000%	11/1/21	3,100	3,164
Kohl's Corp.	3.250%	2/1/23	2,810	2,628
Lowe's Cos. Inc.	4.625%	4/15/20	2,750	3,026
Lowe's Cos. Inc.	3.750%	4/15/21	500	527
Lowe's Cos. Inc.	3.800%	11/15/21	4,250	4,485

Lowe's Cos. Inc.	3.120%	4/15/22	4,450	4,433
Lowe's Cos. Inc.	3.875%	9/15/23	2,600	2,694
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,300	7,529
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,000	936
Macy's Retail Holdings Inc.	4.375%	9/1/23	575	597
Marriott International Inc.	3.375%	10/15/20	3,275	3,312
Marriott International Inc.	3.250%	9/15/22	2,600	2,515
McDonald's Corp.	1.875%	5/29/19	2,000	1,989
McDonald's Corp.	3.625%	5/20/21	3,500	3,671
McDonald's Corp.	2.625%	1/15/22	5,800	5,625
MDC Holdings Inc.	5.500%	1/15/24	2,600	2,671
NIKE Inc.	2.250%	5/1/23	2,420	2,229
Nordstrom Inc.	4.750%	5/1/20	2,675	2,937
Nordstrom Inc.	4.000%	10/15/21	3,050	3,210
NVR Inc.	3.950%	9/15/22	2,725	2,705
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,967
O'Reilly Automotive Inc.	3.800%	9/1/22	2,500	2,475
O'Reilly Automotive Inc.	3.850%	6/15/23	2,175	2,150
4 QVC Inc.	3.125%	4/1/19	1,750	1,747
QVC Inc.	5.125%	7/2/22	2,850	2,965
QVC Inc.	4.375%	3/15/23	3,225	3,174
4 QVC Inc.	4.850%	4/1/24	1,200	1,204
Staples Inc.	4.375%	1/12/23	2,875	2,774
Starbucks Corp.	3.850%	10/1/23	6,650	6,781
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,230	1,160
Target Corp.	3.875%	7/15/20	5,225	5,597
Target Corp.	2.900%	1/15/22	3,225	3,165
Time Warner Inc.	4.875%	3/15/20	3,300	3,653
Time Warner Inc.	4.700%	1/15/21	3,250	3,553
Time Warner Inc.	4.750%	3/29/21	8,575	9,411
Time Warner Inc.	4.000%	1/15/22	5,100	5,289
Time Warner Inc.	3.400%	6/15/22	3,000	2,972
Time Warner Inc.	4.050%	12/15/23	2,500	2,554
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,179
TJX Cos. Inc.	2.500%	5/15/23	425	394
Toyota Motor Credit Corp.	4.500%	6/17/20	4,700	5,161
Toyota Motor Credit Corp.	4.250%	1/11/21	3,475	3,783
Toyota Motor Credit Corp.	3.400%	9/15/21	5,005	5,150
Toyota Motor Credit Corp.	3.300%	1/12/22	6,800	6,864
VF Corp.	3.500%	9/1/21	3,575	3,678
Viacom Inc.	5.625%	9/15/19	2,150	2,458
Viacom Inc.	4.500%	3/1/21	950	1,023
Viacom Inc.	3.125%	6/15/22	4,875	4,704
Viacom Inc.	4.250%	9/1/23	7,925	8,165
Viacom Inc.	3.875%	4/1/24	7,675	7,664
Wal-Mart Stores Inc.	3.625%	7/8/20	8,650	9,151
Wal-Mart Stores Inc.	3.250%	10/25/20	8,200	8,491
Wal-Mart Stores Inc.	4.250%	4/15/21	5,450	5,954
Wal-Mart Stores Inc.	2.550%	4/11/23	9,300	8,765
Walgreen Co.	3.100%	9/15/22	8,425	8,083
Walt Disney Co.	3.750%	6/1/21	1,600	1,696
Walt Disney Co.	2.750%	8/16/21	5,875	5,851
Walt Disney Co.	2.550%	2/15/22	6,000	5,762
Walt Disney Co.	2.350%	12/1/22	3,875	3,621
Williams Partners LP	4.000%	11/15/21	4,625	4,706
Wyndham Worldwide Corp.	4.250%	3/1/22	3,000	3,038

Wyndham Worldwide Corp.	3.900%	3/1/23	5,325	5,237

Consumer Noncyclical (5.6%)
Abbott Laboratories	5.125%	4/1/19	5,171	5,876
Abbott Laboratories	4.125%	5/27/20	4,825	5,216
AbbVie Inc.	2.900%	11/6/22	10,550	10,142
Actavis Inc.	3.250%	10/1/22	6,950	6,688
Allergan Inc.	3.375%	9/15/20	3,000	3,084
Altria Group Inc.	9.250%	8/6/19	2,361	3,122
Altria Group Inc.	4.750%	5/5/21	11,450	12,474
Altria Group Inc.	2.850%	8/9/22	8,425	7,907
Altria Group Inc.	2.950%	5/2/23	750	697
Altria Group Inc.	4.000%	1/31/24	7,850	7,872
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	3,996
Amgen Inc.	3.450%	10/1/20	4,500	4,630
Amgen Inc.	4.100%	6/15/21	6,700	7,115
Amgen Inc.	3.875%	11/15/21	11,400	11,977
Amgen Inc.	3.625%	5/15/22	6,100	6,226
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	8,375	7,878
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	7,515	7,593
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	7,738
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	8,800	10,120
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,365	4,919
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,282
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	21,200	20,005
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,000	4,335
AstraZeneca plc	1.950%	9/18/19	2,960	2,893
Avon Products Inc.	4.600%	3/15/20	2,575	2,624
Avon Products Inc.	5.000%	3/15/23	2,725	2,728
Baxter International Inc.	4.250%	3/15/20	2,850	3,120
Baxter International Inc.	2.400%	8/15/22	1,625	1,505
Baxter International Inc.	3.200%	6/15/23	7,175	6,994
Beam Inc.	3.250%	5/15/22	925	901
Beam Inc.	3.250%	6/15/23	500	483
Becton Dickinson & Co.	5.000%	5/15/19	2,975	3,335
Becton Dickinson & Co.	3.250%	11/12/20	2,820	2,886
Becton Dickinson & Co.	3.125%	11/8/21	4,975	5,026
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,100
Boston Scientific Corp.	6.000%	1/15/20	7,650	8,813
Bristol-Myers Squibb Co.	2.000%	8/1/22	6,075	5,532
Bristol-Myers Squibb Co.	7.150%	6/15/23	425	542
Brown-Forman Corp.	2.250%	1/15/23	575	526
Campbell Soup Co.	4.250%	4/15/21	1,550	1,653
Campbell Soup Co.	2.500%	8/2/22	3,000	2,731
Cardinal Health Inc.	4.625%	12/15/20	4,125	4,496
Cardinal Health Inc.	3.200%	6/15/22	100	97
Cardinal Health Inc.	3.200%	3/15/23	2,575	2,496
CareFusion Corp.	6.375%	8/1/19	4,750	5,431
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,200	3,013
Celgene Corp.	3.950%	10/15/20	1,925	2,019
Celgene Corp.	3.250%	8/15/22	6,225	6,094
Celgene Corp.	4.000%	8/15/23	3,400	3,460
Clorox Co.	3.800%	11/15/21	100	103
Clorox Co.	3.050%	9/15/22	3,700	3,555
Coca-Cola Co.	2.450%	11/1/20	8,725	8,606
Coca-Cola Co.	3.150%	11/15/20	3,785	3,886
Coca-Cola Co.	3.300%	9/1/21	7,125	7,298

Coca-Cola Co.	2.500%	4/1/23	925	868
Coca-Cola Co.	3.200%	11/1/23	9,250	9,128
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,350	2,411
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,000	2,158
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,173
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,900	6,914
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	401
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,462
Colgate-Palmolive Co.	2.300%	5/3/22	2,700	2,561
Colgate-Palmolive Co.	2.100%	5/1/23	1,550	1,409
Colgate-Palmolive Co.	3.250%	3/15/24	1,500	1,485
ConAgra Foods Inc.	7.000%	4/15/19	850	1,015
ConAgra Foods Inc.	3.250%	9/15/22	4,875	4,706
ConAgra Foods Inc.	3.200%	1/25/23	8,005	7,652
Covidien International Finance SA	3.200%	6/15/22	3,475	3,432
Covidien International Finance SA	2.950%	6/15/23	6,175	5,857
CR Bard Inc.	4.400%	1/15/21	2,275	2,451
Delhaize Group SA	4.125%	4/10/19	1,500	1,561
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,071
Diageo Capital plc	4.828%	7/15/20	1,215	1,356
Diageo Capital plc	2.625%	4/29/23	2,350	2,184
Diageo Investment Corp.	2.875%	5/11/22	10,000	9,698
Dignity Health California GO	3.125%	11/1/22	1,600	1,471
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	4,000	3,967
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	500	470
Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,410
Energizer Holdings Inc.	4.700%	5/24/22	3,650	3,756
Estee Lauder Cos. Inc.	2.350%	8/15/22	2,475	2,318
Express Scripts Holding Co.	7.250%	6/15/19	2,050	2,498
Express Scripts Holding Co.	4.750%	11/15/21	3,823	4,150
Express Scripts Holding Co.	3.900%	2/15/22	15,675	16,067
Flowers Foods Inc.	4.375%	4/1/22	1,000	1,029
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,600	1,472
General Mills Inc.	3.650%	2/15/24	2,225	2,232
Gilead Sciences Inc.	2.050%	4/1/19	4,150	4,114
Gilead Sciences Inc.	4.500%	4/1/21	4,550	4,977
Gilead Sciences Inc.	4.400%	12/1/21	2,375	2,570
Gilead Sciences Inc.	3.700%	4/1/24	5,625	5,638
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,350	4,172
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,925	10,675
Hershey Co.	2.625%	5/1/23	3,000	2,819
Hillshire Brands Co.	4.100%	9/15/20	173	178
Hormel Foods Corp.	4.125%	4/15/21	875	932
Ingredion Inc.	4.625%	11/1/20	2,000	2,135
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,525	1,464
JM Smucker Co.	3.500%	10/15/21	3,950	4,041
Johnson & Johnson	2.950%	9/1/20	2,000	2,070
Johnson & Johnson	3.550%	5/15/21	675	722
Johnson & Johnson	3.375%	12/5/23	3,500	3,588
Kaiser Foundation Hospitals	3.500%	4/1/22	1,825	1,788
Kellogg Co.	4.150%	11/15/19	950	1,029
Kellogg Co.	4.000%	12/15/20	4,923	5,193
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,056
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,233
Kimberly-Clark Corp.	2.400%	3/1/22	1,600	1,534
Kimberly-Clark Corp.	2.400%	6/1/23	4,125	3,830
Koninklijke Philips NV	3.750%	3/15/22	7,450	7,671

Kraft Foods Group Inc.	5.375%	2/10/20	1,923	2,197
Kraft Foods Group Inc.	3.500%	6/6/22	13,900	13,986
Kroger Co.	6.150%	1/15/20	3,469	4,048
Kroger Co.	3.300%	1/15/21	3,325	3,316
Kroger Co.	3.400%	4/15/22	3,000	2,979
Kroger Co.	3.850%	8/1/23	1,625	1,616
Kroger Co.	4.000%	2/1/24	6,600	6,646
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,000	1,069
Laboratory Corp. of America Holdings	3.750%	8/23/22	2,600	2,581
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,875	1,866
Life Technologies Corp.	6.000%	3/1/20	4,000	4,609
Life Technologies Corp.	5.000%	1/15/21	4,025	4,442
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,480
Lorillard Tobacco Co.	6.875%	5/1/20	3,975	4,657
Lorillard Tobacco Co.	3.750%	5/20/23	2,975	2,817
Mattel Inc.	3.150%	3/15/23	2,000	1,919
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,953
McCormick & Co. Inc.	3.500%	9/1/23	475	479
McKesson Corp.	4.750%	3/1/21	2,925	3,181
McKesson Corp.	3.796%	3/15/24	7,000	6,996
Mead Johnson Nutrition Co.	4.900%	11/1/19	3,225	3,533
Medtronic Inc.	4.450%	3/15/20	8,975	9,913
Medtronic Inc.	3.125%	3/15/22	3,350	3,353
Medtronic Inc.	2.750%	4/1/23	4,375	4,152
Medtronic Inc.	3.625%	3/15/24	2,000	2,017
Merck & Co. Inc.	3.875%	1/15/21	9,875	10,550
Merck & Co. Inc.	2.400%	9/15/22	4,950	4,644
Merck & Co. Inc.	2.800%	5/18/23	6,600	6,305
Merck Sharp & Dohme Corp.	5.000%	6/30/19	5,825	6,614
Molson Coors Brewing Co.	3.500%	5/1/22	2,800	2,807
Mondelez International Inc.	5.375%	2/10/20	10,402	11,762
Mondelez International Inc.	4.000%	2/1/24	5,000	5,080
Mylan Inc.	4.200%	11/29/23	1,725	1,737
Newell Rubbermaid Inc.	4.000%	6/15/22	4,400	4,498
Novant Health Inc.	5.850%	11/1/19	1,300	1,502
Novartis Capital Corp.	4.400%	4/24/20	6,300	6,929
Novartis Capital Corp.	2.400%	9/21/22	6,225	5,888
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,325	1,369
PepsiCo Inc.	4.500%	1/15/20	1,900	2,096
PepsiCo Inc.	3.125%	11/1/20	4,400	4,502
PepsiCo Inc.	3.000%	8/25/21	3,700	3,714
PepsiCo Inc.	2.750%	3/5/22	10,475	10,145
PepsiCo Inc.	2.750%	3/1/23	5,000	4,744
PepsiCo Inc.	3.600%	3/1/24	925	930
PerkinElmer Inc.	5.000%	11/15/21	3,850	4,102
4 Perrigo Co. plc	4.000%	11/15/23	4,725	4,735
Pfizer Inc.	3.000%	6/15/23	2,525	2,461
Philip Morris International Inc.	4.500%	3/26/20	1,700	1,866
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,159
Philip Morris International Inc.	2.900%	11/15/21	5,500	5,447
Philip Morris International Inc.	2.500%	8/22/22	3,625	3,408
Philip Morris International Inc.	2.625%	3/6/23	3,700	3,458
Philip Morris International Inc.	3.600%	11/15/23	3,225	3,214
Procter & Gamble Co.	2.300%	2/6/22	7,400	7,059
Quest Diagnostics Inc.	2.700%	4/1/19	3,150	3,137
Quest Diagnostics Inc.	4.750%	1/30/20	2,100	2,251

Quest Diagnostics Inc.	4.700%	4/1/21	1,350	1,433
Quest Diagnostics Inc.	4.250%	4/1/24	700	699
Reynolds American Inc.	3.250%	11/1/22	4,350	4,099
Safeway Inc.	3.950%	8/15/20	3,250	3,294
Sanofi	4.000%	3/29/21	17,250	18,519
St. Jude Medical Inc.	3.250%	4/15/23	5,325	5,153
Stryker Corp.	4.375%	1/15/20	1,950	2,127
Sysco Corp.	2.600%	6/12/22	1,950	1,844
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	5,425	5,435
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	10,550	9,799
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,375	3,392
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,725	2,599
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	706
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,950	3,169
Thermo Fisher Scientific Inc.	3.600%	8/15/21	11,625	11,880
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,275	1,226
Tupperware Brands Corp.	4.750%	6/1/21	3,225	3,388
Tyson Foods Inc.	4.500%	6/15/22	6,150	6,427
Unilever Capital Corp.	4.250%	2/10/21	6,880	7,510
Whirlpool Corp.	4.850%	6/15/21	3,500	3,807
Whirlpool Corp.	4.000%	3/1/24	1,925	1,932
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,526
Zimmer Holdings Inc.	3.375%	11/30/21	350	353
Zoetis Inc.	3.250%	2/1/23	5,450	5,278

Energy (3.0%)
Anadarko Petroleum Corp.	6.950%	6/15/19	1,475	1,764
Apache Corp.	3.625%	2/1/21	7,125	7,496
Apache Corp.	3.250%	4/15/22	2,586	2,607
BP Capital Markets plc	2.237%	5/10/19	4,725	4,698
BP Capital Markets plc	4.500%	10/1/20	8,730	9,505
BP Capital Markets plc	4.742%	3/11/21	11,900	13,172
BP Capital Markets plc	3.561%	11/1/21	1,900	1,955
BP Capital Markets plc	3.245%	5/6/22	9,400	9,335
BP Capital Markets plc	2.500%	11/6/22	8,275	7,722
BP Capital Markets plc	2.750%	5/10/23	10,500	9,849
BP Capital Markets plc	3.814%	2/10/24	5,900	5,954
Cameron International Corp.	4.500%	6/1/21	650	697
Cameron International Corp.	3.600%	4/30/22	850	846
Cameron International Corp.	4.000%	12/15/23	1,000	1,002
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,875	2,907
Cenovus Energy Inc.	5.700%	10/15/19	7,825	8,978
Cenovus Energy Inc.	3.000%	8/15/22	4,275	4,090
Chevron Corp.	2.427%	6/24/20	6,500	6,485
Chevron Corp.	2.355%	12/5/22	11,625	10,909
Chevron Corp.	3.191%	6/24/23	7,625	7,558
ConocoPhillips	6.000%	1/15/20	3,076	3,644
ConocoPhillips Co.	2.400%	12/15/22	7,175	6,741
Continental Resources Inc.	5.000%	9/15/22	10,100	10,592
Continental Resources Inc.	4.500%	4/15/23	10,575	10,972
Devon Energy Corp.	4.000%	7/15/21	4,000	4,190
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,600	3,020
Diamond Offshore Drilling Inc.	3.450%	11/1/23	425	415
Encana Corp.	6.500%	5/15/19	1,300	1,525
Encana Corp.	3.900%	11/15/21	3,700	3,800
Energen Corp.	4.625%	9/1/21	1,925	1,910
Ensco plc	4.700%	3/15/21	7,700	8,264

EOG Resources Inc.	5.625%	6/1/19	2,202	2,546
EOG Resources Inc.	4.400%	6/1/20	2,700	2,966
EOG Resources Inc.	4.100%	2/1/21	9,675	10,419
EOG Resources Inc.	2.625%	3/15/23	1,955	1,844
EQT Corp.	8.125%	6/1/19	1,875	2,286
EQT Corp.	4.875%	11/15/21	2,600	2,753
FMC Technologies Inc.	3.450%	10/1/22	2,975	2,843
Halliburton Co.	6.150%	9/15/19	4,300	5,105
Halliburton Co.	3.250%	11/15/21	2,200	2,235
Halliburton Co.	3.500%	8/1/23	4,325	4,331
Husky Energy Inc.	6.150%	6/15/19	510	587
Husky Energy Inc.	7.250%	12/15/19	3,895	4,778
Husky Energy Inc.	4.000%	4/15/24	4,030	4,093
Marathon Oil Corp.	2.800%	11/1/22	2,350	2,210
Marathon Petroleum Corp.	5.125%	3/1/21	3,450	3,849
Murphy Oil Corp.	3.700%	12/1/22	2,600	2,522
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,550
Nabors Industries Inc.	4.625%	9/15/21	3,800	3,921
4 Nabors Industries Inc.	5.100%	9/15/23	3,525	3,666
National Oilwell Varco Inc.	2.600%	12/1/22	8,110	7,678
Noble Energy Inc.	4.150%	12/15/21	5,625	5,919
Noble Holding International Ltd.	4.900%	8/1/20	2,790	2,988
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,891
Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,794
Occidental Petroleum Corp.	4.100%	2/1/21	8,925	9,605
Occidental Petroleum Corp.	3.125%	2/15/22	6,275	6,237
Occidental Petroleum Corp.	2.700%	2/15/23	7,600	7,200
Petrohawk Energy Corp.	6.250%	6/1/19	3,290	3,586
Phillips 66	4.300%	4/1/22	9,250	9,774
Pioneer Natural Resources Co.	7.500%	1/15/20	3,400	4,147
Pride International Inc.	8.500%	6/15/19	700	886
Pride International Inc.	6.875%	8/15/20	9,660	11,544
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,603
Rowan Cos. Inc.	4.875%	6/1/22	4,975	5,162
Rowan Cos. Inc.	4.750%	1/15/24	400	406
Sasol Financing International plc	4.500%	11/14/22	1,700	1,638
Schlumberger Investment SA	3.650%	12/1/23	7,545	7,654
Shell International Finance BV	4.300%	9/22/19	13,475	14,885
Shell International Finance BV	4.375%	3/25/20	3,950	4,346
Shell International Finance BV	2.375%	8/21/22	3,175	2,983
Shell International Finance BV	2.250%	1/6/23	5,275	4,867
Shell International Finance BV	3.400%	8/12/23	4,650	4,660
Southwestern Energy Co.	4.100%	3/15/22	1,925	1,976
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,684
Talisman Energy Inc.	3.750%	2/1/21	8,550	8,492
Total Capital Canada Ltd.	2.750%	7/15/23	1,550	1,466
Total Capital International SA	2.875%	2/17/22	2,700	2,644
Total Capital International SA	2.700%	1/25/23	3,800	3,587
Total Capital International SA	3.700%	1/15/24	2,025	2,061
Total Capital SA	4.450%	6/24/20	8,925	9,838
Total Capital SA	4.125%	1/28/21	6,130	6,602
Total Capital SA	4.250%	12/15/21	2,230	2,425
Transocean Inc.	6.500%	11/15/20	4,525	5,083
Transocean Inc.	6.375%	12/15/21	13,638	15,330
Transocean Inc.	3.800%	10/15/22	925	884
Valero Energy Corp.	6.125%	2/1/20	2,180	2,543

Weatherford International Ltd.	4.500%	4/15/22	4,175	4,340

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	1,300	1,390
Cintas Corp. No 2	3.250%	6/1/22	1,450	1,418
Fluor Corp.	3.375%	9/15/21	2,300	2,320
URS Corp.	5.000%	4/1/22	5,000	4,962

Technology (2.6%)
Adobe Systems Inc.	4.750%	2/1/20	4,325	4,774
Agilent Technologies Inc.	5.000%	7/15/20	3,100	3,410
Agilent Technologies Inc.	3.200%	10/1/22	4,475	4,225
Altera Corp.	4.100%	11/15/23	8,025	8,112
Amphenol Corp.	4.000%	2/1/22	1,925	1,926
Analog Devices Inc.	2.875%	6/1/23	2,825	2,655
Apple Inc.	2.400%	5/3/23	24,850	23,102
Applied Materials Inc.	4.300%	6/15/21	3,725	4,023
Arrow Electronics Inc.	6.000%	4/1/20	1,184	1,329
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,127
Arrow Electronics Inc.	4.500%	3/1/23	1,725	1,756
Autodesk Inc.	3.600%	12/15/22	1,550	1,493
Avnet Inc.	4.875%	12/1/22	3,725	3,905
Baidu Inc.	3.500%	11/28/22	3,725	3,536
Broadcom Corp.	2.500%	8/15/22	2,500	2,306
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,900	1,937
CA Inc.	5.375%	12/1/19	2,725	3,050
CA Inc.	4.500%	8/15/23	2,700	2,787
Cisco Systems Inc.	4.450%	1/15/20	11,200	12,314
Cisco Systems Inc.	2.900%	3/4/21	2,000	1,997
Cisco Systems Inc.	3.625%	3/4/24	5,950	6,015
Corning Inc.	6.625%	5/15/19	950	1,137
Corning Inc.	4.250%	8/15/20	1,447	1,571
Corning Inc.	3.700%	11/15/23	2,500	2,530
Dun & Bradstreet Corp.	4.375%	12/1/22	1,225	1,228
EMC Corp.	2.650%	6/1/20	10,597	10,605
EMC Corp.	3.375%	6/1/23	6,200	6,138
Equifax Inc.	3.300%	12/15/22	1,000	959
Fidelity National Information Services Inc.	5.000%	3/15/22	2,225	2,331
Fidelity National Information Services Inc.	3.500%	4/15/23	4,650	4,413
Fiserv Inc.	4.625%	10/1/20	5,147	5,448
Fiserv Inc.	3.500%	10/1/22	1,615	1,575
Google Inc.	3.625%	5/19/21	2,150	2,278
Google Inc.	3.375%	2/25/24	500	502
Harris Corp.	6.375%	6/15/19	775	895
Harris Corp.	4.400%	12/15/20	4,740	4,991
Hewlett-Packard Co.	4.300%	6/1/21	9,125	9,494
Hewlett-Packard Co.	4.375%	9/15/21	13,950	14,519
Hewlett-Packard Co.	4.650%	12/9/21	5,250	5,573
Intel Corp.	3.300%	10/1/21	12,616	12,892
Intel Corp.	2.700%	12/15/22	8,550	8,169
International Business Machines Corp.	1.625%	5/15/20	8,996	8,535
International Business Machines Corp.	2.900%	11/1/21	4,475	4,480
International Business Machines Corp.	1.875%	8/1/22	7,700	6,937
International Business Machines Corp.	3.375%	8/1/23	8,675	8,615
International Business Machines Corp.	3.625%	2/12/24	11,400	11,477
Jabil Circuit Inc.	5.625%	12/15/20	3,188	3,379
Jabil Circuit Inc.	4.700%	9/15/22	1,700	1,685

	Juniper Networks Inc.	4.600%	3/15/21	725	757
	Juniper Networks Inc.	4.500%	3/15/24	1,725	1,749
	Leidos Holdings Inc.	4.450%	12/1/20	1,200	1,220
	Lexmark International Inc.	5.125%	3/15/20	875	915
	Maxim Integrated Products Inc.	3.375%	3/15/23	2,375	2,260
	Microsoft Corp.	4.200%	6/1/19	9,175	10,147
	Microsoft Corp.	3.000%	10/1/20	4,025	4,153
	Microsoft Corp.	2.125%	11/15/22	4,100	3,796
	Microsoft Corp.	2.375%	5/1/23	1,375	1,289
	Microsoft Corp.	3.625%	12/15/23	4,725	4,846
	Motorola Solutions Inc.	3.750%	5/15/22	6,050	5,990
	Oracle Corp.	5.000%	7/8/19	11,375	12,915
	Oracle Corp.	3.875%	7/15/20	10,940	11,759
	Oracle Corp.	2.500%	10/15/22	9,450	8,890
	Pitney Bowes Inc.	4.625%	3/15/24	4,200	4,168
	Seagate HDD Cayman	6.875%	5/1/20	3,225	3,507
	Seagate HDD Cayman	7.000%	11/1/21	3,000	3,353
4	Seagate HDD Cayman	4.750%	6/1/23	4,000	3,890
	Symantec Corp.	4.200%	9/15/20	4,005	4,183
	Symantec Corp.	3.950%	6/15/22	2,650	2,626
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,750	5,870
	Texas Instruments Inc.	1.650%	8/3/19	3,700	3,583
	Total System Services Inc.	3.750%	6/1/23	1,600	1,528
	Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,039
	Verisk Analytics Inc.	4.125%	9/12/22	4,575	4,631
	Xerox Corp.	5.625%	12/15/19	2,875	3,265
	Xerox Corp.	4.500%	5/15/21	5,750	6,075
	Xilinx Inc.	3.000%	3/15/21	3,900	3,866

	Transportation (0.9%)
3	American Airlines 2011-1 Class A Pass
	Through Trust	5.250%	7/31/22	528	573
[3,4] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	6,599	7,094
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,021	2,233
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	800	830
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	777	822
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	6,025	6,115
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,105
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,200	4,051
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,900	1,806
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,000	1,002
	Canadian National Railway Co.	2.850%	12/15/21	3,050	3,026
	Canadian National Railway Co.	2.250%	11/15/22	1,200	1,111
	Canadian Pacific Railway Co.	7.250%	5/15/19	8,079	9,800
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,530	1,612
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,000	1,060
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	506	539
3	Continental Airlines 2007-1 Class A Pass
	Through Trust	5.983%	4/19/22	430	492
3	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,717	4,335
3	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	1/12/21	2,151	2,323
	CSX Corp.	4.250%	6/1/21	7,325	7,822
	CSX Corp.	3.700%	11/1/23	2,375	2,365

3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,407	2,840
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	3,796	4,442
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	2,652	2,891
3 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,860	2,016
FedEx Corp.	2.625%	8/1/22	2,475	2,311
FedEx Corp.	4.000%	1/15/24	1,875	1,911
JB Hunt Transport Services Inc.	3.850%	3/15/24	1,800	1,800
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	3,325	3,125
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	800	737
Norfolk Southern Corp.	5.900%	6/15/19	4,400	5,089
Norfolk Southern Corp.	3.250%	12/1/21	2,000	2,017
Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,150
Norfolk Southern Corp.	2.903%	2/15/23	77	73
Norfolk Southern Railway Co.	9.750%	6/15/20	411	558
Ryder System Inc.	2.550%	6/1/19	1,800	1,794
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	956	1,099
Union Pacific Corp.	4.000%	2/1/21	1,400	1,496
Union Pacific Corp.	4.163%	7/15/22	6,421	6,799
Union Pacific Corp.	2.950%	1/15/23	2,175	2,089
Union Pacific Corp.	2.750%	4/15/23	1,800	1,696
United Parcel Service Inc.	5.125%	4/1/19	5,811	6,609
United Parcel Service Inc.	3.125%	1/15/21	5,550	5,698
United Parcel Service Inc.	2.450%	10/1/22	8,365	7,936
United Parcel Service of America Inc.	8.375%	4/1/20	500	654
				3,432,937
Utilities (3.7%)
Electric (2.0%)
Alabama Power Co.	3.375%	10/1/20	745	771
Ameren Illinois Co.	2.700%	9/1/22	3,465	3,360
Appalachian Power Co.	7.950%	1/15/20	775	982
Appalachian Power Co.	4.600%	3/30/21	1,700	1,860
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,575	3,656
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,750	1,726
CMS Energy Corp.	8.750%	6/15/19	3,370	4,340
CMS Energy Corp.	6.250%	2/1/20	2,000	2,347
CMS Energy Corp.	5.050%	3/15/22	3,500	3,886
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,137
Commonwealth Edison Co.	3.400%	9/1/21	2,050	2,097
Connecticut Light & Power Co.	2.500%	1/15/23	5,708	5,361
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,191
Constellation Energy Group Inc.	5.150%	12/1/20	2,150	2,352
Consumers Energy Co.	6.700%	9/15/19	4,116	5,004
Consumers Energy Co.	5.650%	4/15/20	1,075	1,246
Consumers Energy Co.	2.850%	5/15/22	3,000	2,940
Consumers Energy Co.	3.375%	8/15/23	1,700	1,699
Delmarva Power & Light Co.	3.500%	11/15/23	4,425	4,435
Dominion Resources Inc.	5.200%	8/15/19	900	1,008
Dominion Resources Inc.	4.450%	3/15/21	3,250	3,503
Dominion Resources Inc.	2.750%	9/15/22	1,600	1,514
DTE Electric Co.	3.450%	10/1/20	4,030	4,195
DTE Electric Co.	3.900%	6/1/21	800	851
DTE Electric Co.	2.650%	6/15/22	1,450	1,396

Duke Energy Carolinas LLC	4.300%	6/15/20	3,075	3,353
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,133
Duke Energy Corp.	5.050%	9/15/19	7,175	8,037
Duke Energy Corp.	3.050%	8/15/22	2,350	2,288
Duke Energy Florida Inc.	3.100%	8/15/21	2,000	2,018
Duke Energy Indiana Inc.	3.750%	7/15/20	1,750	1,844
Duke Energy Ohio Inc.	5.450%	4/1/19	2,625	3,010
Duke Energy Progress Inc.	3.000%	9/15/21	5,400	5,424
Duke Energy Progress Inc.	2.800%	5/15/22	2,500	2,444
Entergy Arkansas Inc.	3.050%	6/1/23	1,800	1,737
Entergy Corp.	5.125%	9/15/20	2,125	2,278
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	2,500	2,638
Entergy Louisiana LLC	4.050%	9/1/23	4,500	4,692
Entergy Mississippi Inc.	3.100%	7/1/23	175	168
Exelon Generation Co. LLC	5.200%	10/1/19	2,400	2,639
Exelon Generation Co. LLC	4.000%	10/1/20	3,300	3,398
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,600	2,846
Florida Power & Light Co.	2.750%	6/1/23	1,500	1,449
Georgia Power Co.	2.850%	5/15/22	4,300	4,189
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,587
Indiana Michigan Power Co.	3.200%	3/15/23	575	554
Integrys Energy Group Inc.	4.170%	11/1/20	1,170	1,228
ITC Holdings Corp.	4.050%	7/1/23	900	902
Kansas City Power & Light Co.	3.150%	3/15/23	1,225	1,177
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,361
LG&E & KU Energy LLC	3.750%	11/15/20	5,525	5,686
4 MidAmerican Energy Holdings Co.	3.750%	11/15/23	4,275	4,257
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,750	2,690
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	4,200	4,164
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	2,100	1,990
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	625	623
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,157
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	325	314
Northern States Power Co.	2.150%	8/15/22	825	765
Northern States Power Co.	2.600%	5/15/23	1,300	1,228
NSTAR Electric Co.	2.375%	10/15/22	1,575	1,470
NSTAR LLC	4.500%	11/15/19	3,500	3,815
Ohio Power Co.	5.375%	10/1/21	2,875	3,319
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,950	3,087
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,550	1,924
Pacific Gas & Electric Co.	3.500%	10/1/20	7,985	8,221
Pacific Gas & Electric Co.	4.250%	5/15/21	200	214
Pacific Gas & Electric Co.	3.250%	9/15/21	2,500	2,490
Pacific Gas & Electric Co.	2.450%	8/15/22	1,925	1,790
Pacific Gas & Electric Co.	3.250%	6/15/23	2,150	2,080
Pacific Gas & Electric Co.	3.750%	2/15/24	1,800	1,797
PacifiCorp	3.850%	6/15/21	200	211
PacifiCorp	2.950%	2/1/22	4,275	4,212
PacifiCorp	3.600%	4/1/24	1,300	1,314
Peco Energy Co.	2.375%	9/15/22	2,450	2,304
Pennsylvania Electric Co.	5.200%	4/1/20	1,700	1,857
Portland General Electric Co.	6.100%	4/15/19	2,850	3,334
PPL Capital Funding Inc.	4.200%	6/15/22	2,501	2,594
PPL Capital Funding Inc.	3.400%	6/1/23	4,100	3,970

PPL Capital Funding Inc.	3.950%	3/15/24	2,500	2,503
PPL Electric Utilities Corp.	3.000%	9/15/21	3,600	3,618
Progress Energy Inc.	4.400%	1/15/21	2,000	2,154
Progress Energy Inc.	3.150%	4/1/22	3,500	3,439
PSEG Power LLC	5.125%	4/15/20	3,937	4,326
PSEG Power LLC	4.150%	9/15/21	1,225	1,270
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,612
Public Service Co. of Colorado	3.200%	11/15/20	3,300	3,396
Public Service Co. of New Hampshire	3.500%	11/1/23	1,100	1,102
Public Service Co. of Oklahoma	5.150%	12/1/19	650	726
Public Service Co. of Oklahoma	4.400%	2/1/21	2,000	2,160
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,091
Public Service Electric & Gas Co.	2.375%	5/15/23	1,025	949
Puget Energy Inc.	6.500%	12/15/20	2,225	2,614
Puget Energy Inc.	6.000%	9/1/21	1,750	2,022
San Diego Gas & Electric Co.	3.000%	8/15/21	1,950	1,968
San Diego Gas & Electric Co.	3.600%	9/1/23	1,400	1,441
SCANA Corp.	4.750%	5/15/21	3,050	3,211
SCANA Corp.	4.125%	2/1/22	2,825	2,848
Sierra Pacific Power Co.	3.375%	8/15/23	1,400	1,385
Southern California Edison Co.	3.875%	6/1/21	2,125	2,266
Southern California Edison Co.	3.500%	10/1/23	2,225	2,246
Southwestern Electric Power Co.	3.550%	2/15/22	1,575	1,589
Tampa Electric Co.	5.400%	5/15/21	3,500	3,993
Tampa Electric Co.	2.600%	9/15/22	2,050	1,942
TECO Finance Inc.	5.150%	3/15/20	1,350	1,497
Tucson Electric Power Co.	5.150%	11/15/21	2,050	2,241
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,930
Virginia Electric & Power Co.	2.950%	1/15/22	3,200	3,164
Virginia Electric & Power Co.	3.450%	9/1/22	1,550	1,580
Virginia Electric and Power Co.	3.450%	2/15/24	1,525	1,518
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,327
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,665
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,543
Wisconsin Power & Light Co.	2.250%	11/15/22	1,850	1,716
Xcel Energy Inc.	4.700%	5/15/20	1,900	2,097

Natural Gas (1.7%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,588
Buckeye Partners LP	4.875%	2/1/21	3,475	3,671
Buckeye Partners LP	4.150%	7/1/23	4,000	3,987
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,802	4,088
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	2,320	2,633
DCP Midstream Operating LP	4.950%	4/1/22	3,050	3,237
DCP Midstream Operating LP	3.875%	3/15/23	3,150	3,074
4 Dominion Gas Holdings LLC	3.550%	11/1/23	5,500	5,424
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,500	4,012
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	7,500	7,980
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,048
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,788
Enbridge Inc.	4.000%	10/1/23	950	952
Energy Transfer Partners LP	9.000%	4/15/19	11,353	14,261
Energy Transfer Partners LP	4.150%	10/1/20	2,700	2,777
Energy Transfer Partners LP	4.650%	6/1/21	425	445
Energy Transfer Partners LP	5.200%	2/1/22	4,440	4,806
Energy Transfer Partners LP	3.600%	2/1/23	9,000	8,597

EnLink Midstream Partners LP	2.700%	4/1/19	1,925	1,933
EnLink Midstream Partners LP	4.400%	4/1/24	950	967
Enterprise Products Operating LLC	5.250%	1/31/20	5,300	5,945
Enterprise Products Operating LLC	5.200%	9/1/20	2,075	2,326
Enterprise Products Operating LLC	4.050%	2/15/22	2,300	2,399
Enterprise Products Operating LLC	3.350%	3/15/23	7,375	7,178
Enterprise Products Operating LLC	3.900%	2/15/24	2,600	2,601
Gulf South Pipeline Co. LP	4.000%	6/15/22	3,175	3,152
Kinder Morgan Energy Partners LP	6.850%	2/15/20	12,275	14,441
Kinder Morgan Energy Partners LP	3.500%	3/1/21	750	747
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,150	2,427
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,475	1,500
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,175	4,148
Kinder Morgan Energy Partners LP	3.450%	2/15/23	4,050	3,841
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,850	2,696
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,000	4,975
Magellan Midstream Partners LP	6.550%	7/15/19	1,775	2,100
Magellan Midstream Partners LP	4.250%	2/1/21	1,800	1,930
National Fuel Gas Co.	4.900%	12/1/21	3,875	4,142
National Fuel Gas Co.	3.750%	3/1/23	4,275	4,166
Nisource Finance Corp.	5.450%	9/15/20	3,117	3,500
Nisource Finance Corp.	4.450%	12/1/21	1,425	1,489
Nisource Finance Corp.	6.125%	3/1/22	2,875	3,313
Nisource Finance Corp.	3.850%	2/15/23	600	595
ONEOK Partners LP	3.375%	10/1/22	73	70
ONEOK Partners LP	5.000%	9/15/23	2,000	2,143
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	690	883
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	2,725	3,136
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	4,625	5,122
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,700	3,725
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	1,225	1,223
Sempra Energy	2.875%	10/1/22	2,350	2,229
Sempra Energy	4.050%	12/1/23	5,000	5,128
Spectra Energy Capital LLC	3.300%	3/15/23	3,210	2,917
Spectra Energy Partners LP	4.600%	6/15/21	1,850	1,982
Spectra Energy Partners LP	4.750%	3/15/24	3,900	4,111
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	925	873
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,810	4,017
TransCanada PipeLines Ltd.	2.500%	8/1/22	7,550	7,080
TransCanada PipeLines Ltd.	3.750%	10/16/23	2,875	2,879
Western Gas Partners LP	5.375%	6/1/21	4,925	5,397
Williams Cos. Inc.	7.875%	9/1/21	279	332
Williams Cos. Inc.	3.700%	1/15/23	7,000	6,353
Williams Partners LP	5.250%	3/15/20	8,835	9,740
Williams Partners LP	3.350%	8/15/22	5,150	4,941

				524,437
Total Corporate Bonds (Cost $5,632,171)				5,767,703
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
Asian Development Bank	1.875%	4/12/19	1,250	1,244
Asian Development Bank	1.375%	3/23/20	4,000	3,840

Banco do Brasil SA	3.875%	10/10/22	10,925	10,144
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,975	3,600
Corp. Andina de Fomento	8.125%	6/4/19	3,600	4,462
Corp. Andina de Fomento	4.375%	6/15/22	10,020	10,349
Ecopetrol SA	7.625%	7/23/19	8,800	10,573
Ecopetrol SA	5.875%	9/18/23	4,325	4,736
European Bank for Reconstruction &
Development	1.500%	3/16/20	4,050	3,899
European Investment Bank	2.875%	9/15/20	14,525	14,933
European Investment Bank	4.000%	2/16/21	11,750	12,838
European Investment Bank	2.500%	4/15/21	9,375	9,362
European Investment Bank	3.250%	1/29/24	16,650	16,828
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,876
Export-Import Bank of Korea	4.000%	1/29/21	5,000	5,268
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,535
Export-Import Bank of Korea	5.000%	4/11/22	4,400	4,932
Export-Import Bank of Korea	4.000%	1/14/24	4,900	5,059
Federative Republic of Brazil	4.875%	1/22/21	19,650	20,896
Federative Republic of Brazil	2.625%	1/5/23	15,500	13,741
Hydro-Quebec	9.400%	2/1/21	2,000	2,737
Hydro-Quebec	8.400%	1/15/22	4,825	6,387
Inter-American Development Bank	1.125%	9/12/19	9,200	8,788
Inter-American Development Bank	3.875%	9/17/19	9,500	10,403
Inter-American Development Bank	3.875%	2/14/20	5,675	6,175
Inter-American Development Bank	2.125%	11/9/20	9,250	9,136
Inter-American Development Bank	3.000%	10/4/23	5,550	5,590
Inter-American Development Bank	3.000%	2/21/24	9,200	9,190
International Bank for Reconstruction &
Development	2.125%	11/1/20	6,650	6,558
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,857	2,559
International Bank for Reconstruction &
Development	2.125%	2/13/23	15,000	14,344
5 Japan Bank for International Cooperation	3.375%	7/31/23	2,375	2,408
5 Japan Finance Organization for Municipalities	4.000%	1/13/21	6,000	6,491
6 KFW	1.875%	4/1/19	8,800	8,816
6 KFW	4.875%	6/17/19	15,120	17,320
6 KFW	4.000%	1/27/20	19,675	21,641
6 KFW	2.750%	9/8/20	26,275	26,910
6 KFW	2.750%	10/1/20	7,850	8,029
6 KFW	2.375%	8/25/21	15,000	14,801
6 KFW	2.625%	1/25/22	15,460	15,397
6 KFW	2.000%	10/4/22	14,550	13,714
6 KFW	2.125%	1/17/23	19,250	18,182
Korea Development Bank	3.000%	9/14/22	5,000	4,867
Korea Development Bank	3.750%	1/22/24	6,900	6,983
Korea Finance Corp.	4.625%	11/16/21	4,350	4,704
6 Landwirtschaftliche Rentenbank	1.750%	4/15/19	5,925	5,853
6 Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,375	2,284
Nexen Energy ULC	6.200%	7/30/19	3,500	4,016
North American Development Bank	4.375%	2/11/20	1,200	1,276
North American Development Bank	2.400%	10/26/22	2,200	2,058
3 Oriental Republic of Uruguay	8.000%	11/18/22	3,430	4,349
Petrobras Global Finance BV	4.875%	3/17/20	9,400	9,481
Petrobras Global Finance BV	4.375%	5/20/23	14,600	13,359
Petrobras Global Finance BV	6.250%	3/17/24	12,700	13,025
Petrobras International Finance Co.	5.750%	1/20/20	9,115	9,514

Petrobras International Finance Co.	5.375%	1/27/21	25,540	25,833
Petroleos Mexicanos	8.000%	5/3/19	11,000	13,471
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,570
Petroleos Mexicanos	5.500%	1/21/21	16,660	18,230
Petroleos Mexicanos	4.875%	1/24/22	16,400	17,093
Petroleos Mexicanos	3.500%	1/30/23	7,000	6,602
Petroleos Mexicanos	4.875%	1/18/24	2,800	2,887
4 Petroleos Mexicanos	4.875%	1/18/24	600	619
3 Petroleos Mexicanos	2.290%	2/15/24	1,900	1,880
Province of British Columbia	2.650%	9/22/21	5,000	4,965
Province of British Columbia	2.000%	10/23/22	7,000	6,499
Province of Manitoba	1.750%	5/30/19	5,525	5,445
Province of Manitoba	9.250%	4/1/20	1,500	2,009
Province of Manitoba	2.100%	9/6/22	3,550	3,295
Province of Nova Scotia	8.250%	7/30/22	4,700	6,259
Province of Ontario	1.650%	9/27/19	9,350	9,017
Province of Ontario	4.000%	10/7/19	8,800	9,524
Province of Ontario	4.400%	4/14/20	9,000	9,902
Province of Ontario	2.450%	6/29/22	2,150	2,038
Quebec	3.500%	7/29/20	2,700	2,830
Quebec	2.750%	8/25/21	20,350	19,983
Quebec	2.625%	2/13/23	2,575	2,444
Quebec	7.125%	2/9/24	2,925	3,764
Republic of Chile	3.875%	8/5/20	3,800	4,021
Republic of Chile	3.250%	9/14/21	8,400	8,415
Republic of Chile	2.250%	10/30/22	3,275	2,994
Republic of Colombia	11.750%	2/25/20	1,900	2,736
Republic of Colombia	4.375%	7/12/21	8,900	9,256
3 Republic of Colombia	2.625%	3/15/23	6,225	5,599
Republic of Colombia	4.000%	2/26/24	5,650	5,594
Republic of Italy	6.875%	9/27/23	13,900	16,861
Republic of Korea	7.125%	4/16/19	10,650	13,071
Republic of Korea	3.875%	9/11/23	2,500	2,579
Republic of Panama	5.200%	1/30/20	7,125	7,870
Republic of Philippines	8.375%	6/17/19	3,650	4,636
Republic of Philippines	6.500%	1/20/20	6,075	7,229
Republic of Philippines	4.000%	1/15/21	8,350	8,778
Republic of Philippines	4.200%	1/21/24	8,625	8,916
Republic of Poland	6.375%	7/15/19	16,500	19,429
Republic of Poland	5.125%	4/21/21	11,500	12,751
Republic of Poland	5.000%	3/23/22	18,050	19,676
Republic of Poland	3.000%	3/17/23	6,805	6,366
Republic of Poland	4.000%	1/22/24	9,000	9,064
Republic of South Africa	6.875%	5/27/19	9,150	10,568
Republic of South Africa	5.500%	3/9/20	12,605	13,664
Republic of South Africa	5.875%	5/30/22	3,000	3,296
Republic of South Africa	4.665%	1/17/24	5,375	5,335
Republic of Turkey	7.500%	11/7/19	2,100	2,411
Republic of Turkey	7.000%	6/5/20	5,150	5,796
Republic of Turkey	5.625%	3/30/21	15,600	16,325
Republic of Turkey	5.125%	3/25/22	5,475	5,513
Republic of Turkey	6.250%	9/26/22	17,800	19,180
Republic of Turkey	3.250%	3/23/23	3,000	2,625
Republic of Turkey	5.750%	3/22/24	14,000	14,315
State of Israel	4.000%	6/30/22	9,475	9,870
State of Israel	3.150%	6/30/23	3,100	2,977
Statoil ASA	5.250%	4/15/19	9,825	11,192

Statoil ASA	2.900%	11/8/20	7,300	7,368
Statoil ASA	3.150%	1/23/22	975	975
Statoil ASA	2.450%	1/17/23	2,700	2,530
Statoil ASA	3.700%	3/1/24	3,000	3,057
United Mexican States	5.125%	1/15/20	10,801	12,033
United Mexican States	3.500%	1/21/21	7,500	7,597
United Mexican States	3.625%	3/15/22	17,874	17,988
United Mexican States	4.000%	10/2/23	22,413	22,682
Total Sovereign Bonds (Cost $1,037,363)				1,041,757
Taxable Municipal Bonds (0.3%)
California GO	6.200%	10/1/19	3,925	4,641
California GO	5.700%	11/1/21	1,300	1,514
California GO	6.650%	3/1/22	3,500	4,184
Cornell University New York GO	5.450%	2/1/19	1,350	1,547
Dartmouth College New Hampshire GO	4.750%	6/1/19	2,150	2,410
Emory University Georgia GO	5.625%	9/1/19	1,000	1,162
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	1,650	1,637
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	6,250	6,227
Illinois GO	4.950%	6/1/23	1,700	1,786
Massachusetts GO	4.200%	12/1/21	3,375	3,630
Stanford University GO	3.625%	5/1/14	2,500	2,507
Stanford University GO	4.250%	5/1/16	800	858
Stanford University GO	4.750%	5/1/19	1,800	2,018
University of California Revenue	1.796%	7/1/19	2,950	2,887
Total Taxable Municipal Bonds (Cost $35,405)				37,008
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
7 Vanguard Market Liquidity Fund (Cost
$177,526)	0.122%		177,526,264	177,526

Total Investments (100.4%) (Cost $14,172,044)				14,346,558
Other Assets and Liabilities-Net (-0.4%)				(51,933)
Net Assets (100%)				14,294,625

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $46,500,000, representing 0.3% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Intermediate-Term Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,322,564	—
Corporate Bonds	—	5,765,033	2,670
Sovereign Bonds	—	1,041,757	—
Taxable Municipal Bonds	—	37,008	—
Temporary Cash Investments	177,526	—	—
Total	177,526	14,166,362	2,670

C. At March 31, 2014, the cost of investment securities for tax purposes was $14,172,044,000. Net unrealized appreciation of investment securities for tax purposes was $174,514,000, consisting of unrealized gains of $349,015,000 on securities that had risen in value since their purchase and $174,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of March 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (34.7%)
U.S. Government Securities (32.1%)
	United States Treasury Note/Bond	2.750%	11/15/23	25,805	25,926
	United States Treasury Note/Bond	2.750%	2/15/24	6,075	6,089
	United States Treasury Note/Bond	7.500%	11/15/24	14,410	20,773
	United States Treasury Note/Bond	7.625%	2/15/25	8,850	12,918
	United States Treasury Note/Bond	6.875%	8/15/25	24,165	33,744
	United States Treasury Note/Bond	6.000%	2/15/26	11,110	14,606
	United States Treasury Note/Bond	6.750%	8/15/26	7,000	9,801
	United States Treasury Note/Bond	6.500%	11/15/26	4,105	5,652
	United States Treasury Note/Bond	6.375%	8/15/27	11,955	16,401
	United States Treasury Note/Bond	6.125%	11/15/27	18,685	25,152
	United States Treasury Note/Bond	5.500%	8/15/28	40,430	51,687
	United States Treasury Note/Bond	5.250%	11/15/28	35,405	44,256
	United States Treasury Note/Bond	5.250%	2/15/29	13,915	17,400
	United States Treasury Note/Bond	6.125%	8/15/29	33,565	45,743
	United States Treasury Note/Bond	6.250%	5/15/30	20,070	27,841
	United States Treasury Note/Bond	5.375%	2/15/31	37,975	48,549
	United States Treasury Note/Bond	4.500%	2/15/36	12,760	14,975
	United States Treasury Note/Bond	4.750%	2/15/37	1,180	1,434
	United States Treasury Note/Bond	5.000%	5/15/37	8,250	10,359
	United States Treasury Note/Bond	4.375%	2/15/38	28,698	33,069
	United States Treasury Note/Bond	4.500%	5/15/38	22,065	25,895
	United States Treasury Note/Bond	3.500%	2/15/39	10,201	10,231
	United States Treasury Note/Bond	4.250%	5/15/39	59,442	67,281
	United States Treasury Note/Bond	4.500%	8/15/39	28,031	32,963
	United States Treasury Note/Bond	4.375%	11/15/39	55,225	63,733
	United States Treasury Note/Bond	4.625%	2/15/40	51,701	61,968
	United States Treasury Note/Bond	4.375%	5/15/40	64,268	74,199
	United States Treasury Note/Bond	3.875%	8/15/40	59,305	63,197
	United States Treasury Note/Bond	4.250%	11/15/40	93,350	105,719
	United States Treasury Note/Bond	4.750%	2/15/41	67,355	82,394
	United States Treasury Note/Bond	4.375%	5/15/41	54,925	63,490
	United States Treasury Note/Bond	3.750%	8/15/41	4,915	5,120
	United States Treasury Note/Bond	3.125%	11/15/41	52,595	48,741
	United States Treasury Note/Bond	3.125%	2/15/42	73,548	68,067
	United States Treasury Note/Bond	3.000%	5/15/42	77,915	70,233
	United States Treasury Note/Bond	2.750%	8/15/42	143,018	122,102
	United States Treasury Note/Bond	2.750%	11/15/42	133,525	113,747
	United States Treasury Note/Bond	3.125%	2/15/43	131,640	121,150
	United States Treasury Note/Bond	2.875%	5/15/43	55,215	48,184
	United States Treasury Note/Bond	3.625%	8/15/43	152,500	154,359
	United States Treasury Note/Bond	3.750%	11/15/43	107,670	111,472
	United States Treasury Note/Bond	3.625%	2/15/44	30,000	30,347
					2,010,967
Agency Bonds and Notes (2.6%)
1	Federal Home Loan Banks	5.375%	8/15/24	100	119
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,231
1	Federal Home Loan Banks	5.500%	7/15/36	5,965	7,305
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,490	3,424

2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,260	22,536
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	10,342	13,755
2	Federal National Mortgage Assn.	6.250%	5/15/29	11,900	15,615
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	13,028
2	Federal National Mortgage Assn.	7.250%	5/15/30	8,835	12,723
2	Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,422
[2,3] Federal National Mortgage Assn.		6.000%	4/18/36	2,000	2,188
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,460	5,581
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,339
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,042
	Resolution Funding Corp.	8.625%	1/15/21	850	1,163
	State of Israel	5.500%	4/26/24	6,275	7,459
1	Tennessee Valley Authority	6.750%	11/1/25	5,330	6,954
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,436
1	Tennessee Valley Authority	4.650%	6/15/35	4,975	5,243
1	Tennessee Valley Authority	5.880%	4/1/36	1,500	1,832
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,240
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,120
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,383
1	Tennessee Valley Authority	5.250%	9/15/39	6,020	6,797
1	Tennessee Valley Authority	3.500%	12/15/42	3,150	2,685
1	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,755
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,166
1	Tennessee Valley Authority	4.625%	9/15/60	2,000	1,924
					164,465
Total U.S. Government and Agency Obligations (Cost $2,124,068)					2,175,432
Corporate Bonds (50.2%)
Finance (9.5%)
	Banking (4.8%)
	American Express Co.	4.050%	12/3/42	3,031	2,796
	Bank of America Corp.	4.000%	4/1/24	2,475	2,470
	Bank of America Corp.	5.875%	2/7/42	5,270	6,076
	Bank of America Corp.	5.000%	1/21/44	6,375	6,488
	Bank of America Corp.	4.875%	4/1/44	2,100	2,110
	Bank of America NA	6.000%	10/15/36	3,600	4,305
	Bank of New York Mellon Corp.	3.950%	11/18/25	1,125	1,166
	Bank One Capital III	8.750%	9/1/30	725	967
	Bank One Corp.	7.625%	10/15/26	4,975	6,362
	Bank One Corp.	8.000%	4/29/27	185	243
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	534
	Citigroup Inc.	5.500%	9/13/25	3,900	4,148
	Citigroup Inc.	6.625%	1/15/28	125	147
	Citigroup Inc.	6.625%	6/15/32	3,350	3,849
	Citigroup Inc.	5.875%	2/22/33	2,900	3,070
	Citigroup Inc.	6.000%	10/31/33	2,025	2,182
	Citigroup Inc.	5.850%	12/11/34	1,636	1,858
	Citigroup Inc.	6.125%	8/25/36	5,815	6,362
	Citigroup Inc.	5.875%	5/29/37	1,950	2,224
	Citigroup Inc.	6.875%	3/5/38	4,390	5,643
	Citigroup Inc.	8.125%	7/15/39	6,695	9,596
	Citigroup Inc.	5.875%	1/30/42	2,915	3,341
	Citigroup Inc.	6.675%	9/13/43	3,350	3,890
	Citigroup Inc.	4.950%	11/7/43	1,500	1,527
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	3,025	3,266

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	5,800	6,320
Credit Suisse USA Inc.	7.125%	7/15/32	2,200	2,979
Discover Bank	4.250%	3/13/26	1,175	1,175
Fifth Third Bancorp	8.250%	3/1/38	2,945	4,132
Goldman Sachs Capital I	6.345%	2/15/34	8,875	9,158
Goldman Sachs Group Inc.	5.950%	1/15/27	2,800	3,034
Goldman Sachs Group Inc.	6.125%	2/15/33	7,700	8,950
Goldman Sachs Group Inc.	6.450%	5/1/36	4,200	4,623
Goldman Sachs Group Inc.	6.750%	10/1/37	15,690	17,951
Goldman Sachs Group Inc.	6.250%	2/1/41	6,700	7,934
HSBC Bank USA NA	5.875%	11/1/34	4,090	4,634
HSBC Bank USA NA	5.625%	8/15/35	3,425	3,768
HSBC Bank USA NA	7.000%	1/15/39	1,325	1,711
HSBC Holdings plc	7.625%	5/17/32	1,050	1,353
HSBC Holdings plc	7.350%	11/27/32	200	254
HSBC Holdings plc	6.500%	5/2/36	5,925	6,967
HSBC Holdings plc	6.500%	9/15/37	6,750	7,997
HSBC Holdings plc	6.800%	6/1/38	4,240	5,196
HSBC Holdings plc	6.100%	1/14/42	2,450	2,974
HSBC Holdings plc	5.250%	3/14/44	5,000	5,033
JPMorgan Chase & Co.	6.400%	5/15/38	6,600	8,179
JPMorgan Chase & Co.	5.500%	10/15/40	4,275	4,765
JPMorgan Chase & Co.	5.600%	7/15/41	4,175	4,731
JPMorgan Chase & Co.	5.400%	1/6/42	4,130	4,551
JPMorgan Chase & Co.	5.625%	8/16/43	3,550	3,840
JPMorgan Chase & Co.	4.850%	2/1/44	4,225	4,322
KeyBank NA	6.950%	2/1/28	868	1,061
Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,825	6,515
Merrill Lynch & Co. Inc.	7.750%	5/14/38	6,175	8,132
Morgan Stanley	5.000%	11/24/25	6,625	6,812
Morgan Stanley	6.250%	8/9/26	2,075	2,465
Morgan Stanley	7.250%	4/1/32	2,875	3,756
Morgan Stanley	6.375%	7/24/42	5,750	7,004
Northern Trust Corp.	3.950%	10/30/25	2,100	2,117
PNC Bank NA	4.200%	11/1/25	1,225	1,256
UBS AG	7.750%	9/1/26	1,500	1,915
Wachovia Bank NA	5.850%	2/1/37	3,875	4,662
Wachovia Bank NA	6.600%	1/15/38	7,375	9,770
Wachovia Corp.	6.605%	10/1/25	1,725	2,029
Wachovia Corp.	7.574%	8/1/26	125	160
Wachovia Corp.	7.500%	4/15/35	1,350	1,749
Wachovia Corp.	5.500%	8/1/35	1,510	1,644
Wachovia Corp.	6.550%	10/15/35	125	150
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,771
Wells Fargo & Co.	5.375%	11/2/43	6,550	6,910
Wells Fargo & Co.	5.606%	1/15/44	2,500	2,718
Wells Fargo Bank NA	5.950%	8/26/36	3,155	3,813
3 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,525

Brokerage (0.1%)
Invesco Finance plc	5.375%	11/30/43	1,600	1,714
Jefferies Group LLC	6.450%	6/8/27	900	960
Jefferies Group LLC	6.250%	1/15/36	1,150	1,163
Jefferies Group LLC	6.500%	1/20/43	1,575	1,648
Legg Mason Inc.	5.625%	1/15/44	1,150	1,180

Leucadia National Corp.	6.625%	10/23/43	825	854

Finance Companies (1.1%)
GATX Corp.	5.200%	3/15/44	200	205
General Electric Capital Corp.	6.750%	3/15/32	16,530	21,229
General Electric Capital Corp.	6.150%	8/7/37	6,930	8,416
General Electric Capital Corp.	5.875%	1/14/38	19,425	22,932
General Electric Capital Corp.	6.875%	1/10/39	10,850	14,251

Insurance (3.2%)
ACE Capital Trust II	9.700%	4/1/30	850	1,236
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,305
ACE INA Holdings Inc.	4.150%	3/13/43	1,350	1,283
Aetna Inc.	6.625%	6/15/36	2,700	3,391
Aetna Inc.	6.750%	12/15/37	1,475	1,893
Aetna Inc.	4.500%	5/15/42	1,450	1,430
Aetna Inc.	4.125%	11/15/42	1,075	1,001
Aetna Inc.	4.750%	3/15/44	1,150	1,167
Aflac Inc.	6.900%	12/17/39	1,125	1,460
Aflac Inc.	6.450%	8/15/40	1,285	1,585
AIG Life Holdings Inc.	8.500%	7/1/30	250	325
Allstate Corp.	5.350%	6/1/33	1,950	2,186
Allstate Corp.	5.550%	5/9/35	1,300	1,503
Allstate Corp.	5.950%	4/1/36	550	669
Allstate Corp.	4.500%	6/15/43	1,125	1,131
3 Allstate Corp.	6.500%	5/15/67	1,000	1,059
American International Group Inc.	6.250%	5/1/36	1,350	1,671
American International Group Inc.	6.820%	11/15/37	826	1,078
3 American International Group Inc.	8.175%	5/15/68	10,575	13,880
3 American International Group Inc.	6.250%	3/15/87	2,975	3,154
Aon Corp.	8.205%	1/1/27	250	303
Aon Corp.	6.250%	9/30/40	1,600	1,958
Aon plc	4.250%	12/12/42	575	527
Aon plc	4.450%	5/24/43	1,325	1,261
Arch Capital Group Ltd.	7.350%	5/1/34	625	820
Arch Capital Group US Inc.	5.144%	11/1/43	2,025	2,139
Assurant Inc.	6.750%	2/15/34	1,200	1,365
AXA SA	8.600%	12/15/30	4,275	5,472
AXIS Specialty Finance plc	5.150%	4/1/45	1,975	1,988
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,825	4,455
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,775	1,726
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,650	1,574
Berkshire Hathaway Inc.	4.500%	2/11/43	2,125	2,099
Chubb Corp.	6.000%	5/11/37	2,600	3,184
Chubb Corp.	6.500%	5/15/38	1,375	1,776
Cigna Corp.	7.875%	5/15/27	500	641
Cigna Corp.	6.150%	11/15/36	525	628
Cigna Corp.	5.875%	3/15/41	1,785	2,102
Cigna Corp.	5.375%	2/15/42	2,445	2,669
Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,436
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,505
CNA Financial Corp.	3.950%	5/15/24	1,575	1,583
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,649
Genworth Holdings Inc.	6.500%	6/15/34	825	952
Hartford Financial Services Group Inc.	5.950%	10/15/36	875	1,018
Hartford Financial Services Group Inc.	6.625%	3/30/40	486	611
Hartford Financial Services Group Inc.	6.100%	10/1/41	2,100	2,523

Hartford Financial Services Group Inc.	4.300%	4/15/43	400	374
Humana Inc.	8.150%	6/15/38	725	1,017
Humana Inc.	4.625%	12/1/42	1,300	1,246
Lincoln National Corp.	6.150%	4/7/36	2,750	3,265
Lincoln National Corp.	7.000%	6/15/40	1,350	1,796
Loews Corp.	6.000%	2/1/35	800	924
Loews Corp.	4.125%	5/15/43	1,600	1,442
Markel Corp.	5.000%	3/30/43	1,100	1,099
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	875	998
MetLife Inc.	6.500%	12/15/32	1,050	1,319
MetLife Inc.	6.375%	6/15/34	1,150	1,440
MetLife Inc.	5.700%	6/15/35	1,775	2,065
MetLife Inc.	5.875%	2/6/41	5,400	6,421
MetLife Inc.	4.125%	8/13/42	2,075	1,946
MetLife Inc.	4.875%	11/13/43	1,400	1,460
3 MetLife Inc.	6.400%	12/15/66	3,415	3,611
3 MetLife Inc.	10.750%	8/1/69	1,340	2,030
Munich Re America Corp.	7.450%	12/15/26	1,000	1,275
3 Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	1,000
Principal Financial Group Inc.	6.050%	10/15/36	2,225	2,638
Principal Financial Group Inc.	4.625%	9/15/42	375	368
Principal Financial Group Inc.	4.350%	5/15/43	800	755
Progressive Corp.	6.625%	3/1/29	2,200	2,826
Protective Life Corp.	8.450%	10/15/39	900	1,238
Prudential Financial Inc.	5.750%	7/15/33	150	169
Prudential Financial Inc.	5.400%	6/13/35	1,820	1,963
Prudential Financial Inc.	5.900%	3/17/36	1,350	1,559
Prudential Financial Inc.	5.700%	12/14/36	5,100	5,748
Prudential Financial Inc.	6.625%	12/1/37	1,450	1,823
Prudential Financial Inc.	6.625%	6/21/40	600	754
Prudential Financial Inc.	6.200%	11/15/40	1,350	1,626
Prudential Financial Inc.	5.625%	5/12/41	125	140
Prudential Financial Inc.	5.100%	8/15/43	650	686
3 Prudential Financial Inc.	5.200%	3/15/44	1,100	1,093
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,115	1,369
Transatlantic Holdings Inc.	8.000%	11/30/39	800	1,054
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,325
Travelers Cos. Inc.	6.250%	6/15/37	2,175	2,724
Travelers Cos. Inc.	5.350%	11/1/40	2,125	2,398
Travelers Cos. Inc.	4.600%	8/1/43	1,975	2,028
Travelers Property Casualty Corp.	6.375%	3/15/33	1,250	1,564
Trinity Acquisition plc	6.125%	8/15/43	900	952
UnitedHealth Group Inc.	5.800%	3/15/36	1,635	1,905
UnitedHealth Group Inc.	6.500%	6/15/37	890	1,120
UnitedHealth Group Inc.	6.625%	11/15/37	1,575	2,027
UnitedHealth Group Inc.	6.875%	2/15/38	3,660	4,822
UnitedHealth Group Inc.	5.950%	2/15/41	1,500	1,798
UnitedHealth Group Inc.	4.625%	11/15/41	3,700	3,722
UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,460
UnitedHealth Group Inc.	3.950%	10/15/42	1,500	1,360
UnitedHealth Group Inc.	4.250%	3/15/43	2,800	2,676
Unum Group	5.750%	8/15/42	650	723
Validus Holdings Ltd.	8.875%	1/26/40	940	1,344
Voya Financial Inc.	5.700%	7/15/43	750	842
WellPoint Inc.	5.950%	12/15/34	441	507
WellPoint Inc.	5.850%	1/15/36	2,575	2,932
WellPoint Inc.	6.375%	6/15/37	1,820	2,193

WellPoint Inc.	4.625%	5/15/42	3,300	3,193
WellPoint Inc.	4.650%	1/15/43	2,325	2,265
WellPoint Inc.	5.100%	1/15/44	1,725	1,794
XL Group plc	6.375%	11/15/24	1,150	1,360
XL Group plc	6.250%	5/15/27	825	956
XLIT Ltd.	5.250%	12/15/43	1,450	1,542

Other Finance (0.1%)
CME Group Inc.	5.300%	9/15/43	1,850	2,065

Real Estate Investment Trusts (0.2%)
HCP Inc.	6.750%	2/1/41	1,600	2,046
Health Care REIT Inc.	6.500%	3/15/41	900	1,093
Health Care REIT Inc.	5.125%	3/15/43	1,900	1,937
4 Omega Healthcare Investors Inc.	4.950%	4/1/24	1,175	1,154
Realty Income Corp.	5.875%	3/15/35	920	1,031
Simon Property Group LP	6.750%	2/1/40	1,350	1,772
Simon Property Group LP	4.750%	3/15/42	2,100	2,161
Ventas Realty LP	5.700%	9/30/43	750	842
				592,178
Industrial (31.7%)
Basic Industry (3.0%)
Agrium Inc.	6.125%	1/15/41	1,850	2,100
Agrium Inc.	4.900%	6/1/43	2,325	2,299
Alcoa Inc.	5.900%	2/1/27	1,395	1,425
Alcoa Inc.	6.750%	1/15/28	1,185	1,286
Alcoa Inc.	5.950%	2/1/37	1,625	1,586
Barrick Gold Corp.	5.250%	4/1/42	2,025	1,852
Barrick North America Finance LLC	7.500%	9/15/38	1,050	1,155
Barrick North America Finance LLC	5.700%	5/30/41	2,400	2,343
Barrick North America Finance LLC	5.750%	5/1/43	3,825	3,748
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,320	2,303
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	605
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,860	2,662
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,400	7,806
Braskem Finance Ltd.	6.450%	2/3/24	850	871
CF Industries Inc.	5.150%	3/15/34	2,500	2,583
CF Industries Inc.	4.950%	6/1/43	2,475	2,406
CF Industries Inc.	5.375%	3/15/44	2,200	2,276
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,375	2,066
Domtar Corp.	6.250%	9/1/42	1,375	1,449
Dow Chemical Co.	7.375%	11/1/29	2,300	2,988
Dow Chemical Co.	9.400%	5/15/39	1,950	3,096
Dow Chemical Co.	5.250%	11/15/41	2,675	2,788
Dow Chemical Co.	4.375%	11/15/42	4,150	3,831
Eastman Chemical Co.	4.800%	9/1/42	2,225	2,196
Ecolab Inc.	5.500%	12/8/41	2,690	3,082
EI du Pont de Nemours & Co.	6.500%	1/15/28	775	966
EI du Pont de Nemours & Co.	5.600%	12/15/36	625	713
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,575	2,753
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,075	1,992
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	6,905	6,780
4 Georgia-Pacific LLC	5.400%	11/1/20	1,500	1,694
Georgia-Pacific LLC	7.375%	12/1/25	775	980
Georgia-Pacific LLC	7.250%	6/1/28	1,200	1,525
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,191
International Paper Co.	8.700%	6/15/38	795	1,153

International Paper Co.	7.300%	11/15/39	1,890	2,462
International Paper Co.	6.000%	11/15/41	2,250	2,583
Kinross Gold Corp.	6.875%	9/1/41	695	670
Lubrizol Corp.	6.500%	10/1/34	925	1,173
LYB International Finance BV	5.250%	7/15/43	1,200	1,260
LYB International Finance BV	4.875%	3/15/44	2,600	2,587
LyondellBasell Industries NV	5.750%	4/15/24	3,875	4,458
Monsanto Co.	5.500%	8/15/25	1,350	1,579
Monsanto Co.	5.875%	4/15/38	1,350	1,631
Monsanto Co.	3.600%	7/15/42	425	377
Mosaic Co.	5.450%	11/15/33	1,100	1,188
Mosaic Co.	4.875%	11/15/41	830	792
Mosaic Co.	5.625%	11/15/43	1,000	1,072
Newmont Mining Corp.	5.875%	4/1/35	1,210	1,132
Newmont Mining Corp.	6.250%	10/1/39	2,785	2,697
Newmont Mining Corp.	4.875%	3/15/42	4,025	3,250
Nucor Corp.	6.400%	12/1/37	2,350	2,740
Nucor Corp.	5.200%	8/1/43	1,100	1,124
Placer Dome Inc.	6.450%	10/15/35	700	729
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,702
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,850	2,094
PPG Industries Inc.	7.700%	3/15/38	650	887
PPG Industries Inc.	5.500%	11/15/40	275	311
Praxair Inc.	3.550%	11/7/42	950	832
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	380
Rio Tinto Alcan Inc.	5.750%	6/1/35	4,350	4,817
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,175	4,022
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,175	2,310
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,239
Rio Tinto Finance USA plc	4.125%	8/21/42	2,450	2,228
Rohm & Haas Co.	7.850%	7/15/29	3,050	4,032
Southern Copper Corp.	7.500%	7/27/35	3,850	4,233
Southern Copper Corp.	6.750%	4/16/40	2,545	2,598
Southern Copper Corp.	5.250%	11/8/42	3,120	2,674
Syngenta Finance NV	4.375%	3/28/42	650	642
Teck Resources Ltd.	6.125%	10/1/35	2,025	2,069
Teck Resources Ltd.	6.000%	8/15/40	2,275	2,276
Teck Resources Ltd.	6.250%	7/15/41	2,550	2,636
Teck Resources Ltd.	5.200%	3/1/42	2,595	2,362
Teck Resources Ltd.	5.400%	2/1/43	525	491
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,114
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,466
Vale Overseas Ltd.	6.875%	11/21/36	9,255	9,831
Vale Overseas Ltd.	6.875%	11/10/39	5,255	5,600
Vale SA	5.625%	9/11/42	3,575	3,342
Westvaco Corp.	7.950%	2/15/31	1,875	2,303
Weyerhaeuser Co.	8.500%	1/15/25	875	1,139
Weyerhaeuser Co.	7.375%	3/15/32	4,050	5,206
Weyerhaeuser Co.	6.875%	12/15/33	800	990

Capital Goods (2.2%)
3M Co.	6.375%	2/15/28	500	645
3M Co.	5.700%	3/15/37	1,210	1,454
ABB Finance USA Inc.	4.375%	5/8/42	1,525	1,510
Boeing Co.	7.950%	8/15/24	875	1,196
Boeing Co.	6.125%	2/15/33	925	1,163
Boeing Co.	6.625%	2/15/38	1,050	1,405

Boeing Co.	6.875%	3/15/39	2,375	3,284
Boeing Co.	5.875%	2/15/40	1,275	1,576
Caterpillar Inc.	5.300%	9/15/35	600	673
Caterpillar Inc.	6.050%	8/15/36	2,725	3,288
Caterpillar Inc.	5.200%	5/27/41	1,200	1,322
Caterpillar Inc.	3.803%	8/15/42	5,541	4,945
Deere & Co.	5.375%	10/16/29	1,975	2,296
Deere & Co.	8.100%	5/15/30	1,000	1,455
Deere & Co.	7.125%	3/3/31	200	268
Deere & Co.	3.900%	6/9/42	3,400	3,155
Dover Corp.	5.375%	10/15/35	825	917
Dover Corp.	6.600%	3/15/38	725	941
Dover Corp.	5.375%	3/1/41	900	1,014
Eaton Corp.	4.000%	11/2/32	2,020	1,952
Eaton Corp.	4.150%	11/2/42	2,750	2,560
Emerson Electric Co.	6.000%	8/15/32	1,650	2,026
Emerson Electric Co.	6.125%	4/15/39	825	1,021
Emerson Electric Co.	5.250%	11/15/39	175	197
General Dynamics Corp.	3.600%	11/15/42	1,900	1,669
General Electric Co.	4.125%	10/9/42	6,400	6,140
General Electric Co.	4.500%	3/11/44	5,980	6,053
Honeywell International Inc.	5.700%	3/15/36	2,500	2,976
Honeywell International Inc.	5.700%	3/15/37	1,525	1,820
Honeywell International Inc.	5.375%	3/1/41	2,920	3,399
Illinois Tool Works Inc.	4.875%	9/15/41	2,100	2,228
Illinois Tool Works Inc.	3.900%	9/1/42	2,750	2,517
4 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,200	1,330
Legrand France SA	8.500%	2/15/25	850	1,129
Lockheed Martin Corp.	6.150%	9/1/36	5,535	6,748
Lockheed Martin Corp.	5.500%	11/15/39	1,350	1,537
Lockheed Martin Corp.	5.720%	6/1/40	2,189	2,528
Lockheed Martin Corp.	4.850%	9/15/41	425	449
Lockheed Martin Corp.	4.070%	12/15/42	1,925	1,811
Northrop Grumman Corp.	5.050%	11/15/40	1,800	1,874
Northrop Grumman Corp.	4.750%	6/1/43	2,650	2,656
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,315	1,750
Owens Corning	7.000%	12/1/36	1,475	1,649
Parker Hannifin Corp.	6.250%	5/15/38	995	1,238
Precision Castparts Corp.	3.900%	1/15/43	1,275	1,184
Raytheon Co.	7.200%	8/15/27	400	517
Raytheon Co.	4.875%	10/15/40	1,300	1,386
Raytheon Co.	4.700%	12/15/41	1,975	2,064
Republic Services Inc.	6.200%	3/1/40	1,860	2,264
Republic Services Inc.	5.700%	5/15/41	2,500	2,857
Rockwell Automation Inc.	6.700%	1/15/28	300	375
Rockwell Automation Inc.	6.250%	12/1/37	800	973
Sonoco Products Co.	5.750%	11/1/40	1,950	2,190
Stanley Black & Decker Inc.	5.200%	9/1/40	1,200	1,297
United Technologies Corp.	6.700%	8/1/28	1,175	1,494
United Technologies Corp.	7.500%	9/15/29	1,875	2,601
United Technologies Corp.	5.400%	5/1/35	1,775	2,056
United Technologies Corp.	6.050%	6/1/36	2,125	2,633
United Technologies Corp.	6.125%	7/15/38	2,275	2,847
United Technologies Corp.	5.700%	4/15/40	3,335	3,976
United Technologies Corp.	4.500%	6/1/42	10,050	10,217
Waste Management Inc.	7.100%	8/1/26	1,745	2,206
Waste Management Inc.	7.000%	7/15/28	1,395	1,771

Waste Management Inc.	7.750%	5/15/32	1,375	1,904
Waste Management Inc.	6.125%	11/30/39	1,695	2,051

Communication (7.5%)
21st Century Fox America Inc.	6.550%	3/15/33	225	269
21st Century Fox America Inc.	6.200%	12/15/34	5,990	6,939
21st Century Fox America Inc.	6.400%	12/15/35	5,830	6,932
21st Century Fox America Inc.	8.150%	10/17/36	1,225	1,621
21st Century Fox America Inc.	6.150%	3/1/37	2,580	2,979
21st Century Fox America Inc.	6.650%	11/15/37	1,750	2,124
21st Century Fox America Inc.	7.850%	3/1/39	825	1,115
21st Century Fox America Inc.	6.900%	8/15/39	2,700	3,371
21st Century Fox America Inc.	6.150%	2/15/41	1,725	2,012
21st Century Fox America Inc.	5.400%	10/1/43	500	537
21st Century Fox America Inc.	7.750%	12/1/45	1,395	1,912
Alltel Corp.	6.800%	5/1/29	200	243
Alltel Corp.	7.875%	7/1/32	2,625	3,542
America Movil SAB de CV	6.375%	3/1/35	2,810	3,241
America Movil SAB de CV	6.125%	11/15/37	875	983
America Movil SAB de CV	6.125%	3/30/40	5,670	6,440
America Movil SAB de CV	4.375%	7/16/42	3,050	2,723
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,120
AT&T Corp.	8.000%	11/15/31	1,696	2,347
AT&T Inc.	6.450%	6/15/34	4,335	5,118
AT&T Inc.	6.150%	9/15/34	2,400	2,706
AT&T Inc.	6.500%	9/1/37	2,560	3,005
AT&T Inc.	6.300%	1/15/38	4,510	5,158
AT&T Inc.	6.400%	5/15/38	1,775	2,056
AT&T Inc.	6.550%	2/15/39	6,385	7,534
AT&T Inc.	5.350%	9/1/40	9,381	9,573
AT&T Inc.	5.550%	8/15/41	2,955	3,084
AT&T Inc.	4.300%	12/15/42	4,725	4,180
AT&T Inc.	4.350%	6/15/45	7,810	6,871
AT&T Mobility LLC	7.125%	12/15/31	1,950	2,485
Bellsouth Capital Funding Corp.	7.875%	2/15/30	2,118	2,631
BellSouth Corp.	6.875%	10/15/31	1,202	1,423
BellSouth Corp.	6.550%	6/15/34	915	1,043
BellSouth Corp.	6.000%	11/15/34	529	578
BellSouth Telecommunications LLC	6.375%	6/1/28	1,565	1,759
BellSouth Telecommunications LLC	0.000%	12/15/95	555	552
British Telecommunications plc	9.625%	12/15/30	7,775	11,979
CBS Corp.	7.875%	7/30/30	4,815	6,305
CBS Corp.	5.500%	5/15/33	225	239
CBS Corp.	5.900%	10/15/40	700	778
CBS Corp.	4.850%	7/1/42	1,700	1,652
Comcast Corp.	4.250%	1/15/33	4,550	4,465
Comcast Corp.	7.050%	3/15/33	700	907
Comcast Corp.	5.650%	6/15/35	4,650	5,255
Comcast Corp.	6.500%	11/15/35	5,715	7,087
Comcast Corp.	6.450%	3/15/37	4,725	5,813
Comcast Corp.	6.950%	8/15/37	5,335	6,930
Comcast Corp.	6.400%	5/15/38	2,175	2,670
Comcast Corp.	6.400%	3/1/40	1,900	2,349
Comcast Corp.	4.650%	7/15/42	4,950	4,922
Comcast Corp.	4.500%	1/15/43	2,325	2,275
Comcast Corp.	4.750%	3/1/44	3,200	3,243
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,150	14,619

Deutsche Telekom International Finance BV	9.250%	6/1/32	1,055	1,636
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	2,600	2,614
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,510	2,717
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	3,300	3,431
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	3,800	4,131
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	2,900	2,750
Discovery Communications LLC	6.350%	6/1/40	2,400	2,786
Discovery Communications LLC	4.950%	5/15/42	1,550	1,519
Discovery Communications LLC	4.875%	4/1/43	2,675	2,614
Embarq Corp.	7.995%	6/1/36	4,870	5,103
Grupo Televisa SAB	6.625%	3/18/25	1,600	1,852
Grupo Televisa SAB	8.500%	3/11/32	250	324
Grupo Televisa SAB	6.625%	1/15/40	2,035	2,320
GTE Corp.	6.940%	4/15/28	2,675	3,245
Koninklijke KPN NV	8.375%	10/1/30	2,825	3,808
McGraw Hill Financial Inc.	6.550%	11/15/37	1,150	1,153
NBCUniversal Media LLC	6.400%	4/30/40	3,695	4,578
NBCUniversal Media LLC	5.950%	4/1/41	3,100	3,654
NBCUniversal Media LLC	4.450%	1/15/43	2,925	2,825
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,235	3,281
Orange SA	9.000%	3/1/31	6,890	9,954
Orange SA	5.375%	1/13/42	2,075	2,142
Orange SA	5.500%	2/6/44	4,000	4,149
Pacific Bell Telephone Co.	7.125%	3/15/26	1,847	2,314
Qwest Corp.	7.200%	11/10/26	200	202
Qwest Corp.	6.875%	9/15/33	4,450	4,394
Qwest Corp.	7.125%	11/15/43	1,500	1,507
Rogers Communications Inc.	7.500%	8/15/38	1,605	2,081
Rogers Communications Inc.	4.500%	3/15/43	825	772
Rogers Communications Inc.	5.450%	10/1/43	650	689
Rogers Communications Inc.	5.000%	3/15/44	3,725	3,735
TCI Communications Inc.	7.875%	2/15/26	1,200	1,596
TCI Communications Inc.	7.125%	2/15/28	1,095	1,399
Telefonica Emisiones SAU	7.045%	6/20/36	6,325	7,656
Telefonica Europe BV	8.250%	9/15/30	3,100	4,013
Thomson Reuters Corp.	5.500%	8/15/35	2,040	2,106
Thomson Reuters Corp.	5.850%	4/15/40	1,625	1,742
Thomson Reuters Corp.	4.500%	5/23/43	200	180
Thomson Reuters Corp.	5.650%	11/23/43	1,525	1,610
Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,396
Time Warner Cable Inc.	7.300%	7/1/38	3,025	3,803
Time Warner Cable Inc.	6.750%	6/15/39	3,875	4,599
Time Warner Cable Inc.	5.875%	11/15/40	4,300	4,679
Time Warner Cable Inc.	5.500%	9/1/41	4,825	5,016
Time Warner Cable Inc.	4.500%	9/15/42	4,325	3,946
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,825	3,893
United States Cellular Corp.	6.700%	12/15/33	2,210	2,223
Verizon Communications Inc.	7.750%	12/1/30	6,725	8,893
Verizon Communications Inc.	7.750%	6/15/32	208	273
Verizon Communications Inc.	6.400%	9/15/33	20,050	23,720
Verizon Communications Inc.	5.050%	3/15/34	2,400	2,462
Verizon Communications Inc.	5.850%	9/15/35	4,475	4,974

Verizon Communications Inc.	6.250%	4/1/37	5,375	6,209
Verizon Communications Inc.	6.400%	2/15/38	7,815	9,140
Verizon Communications Inc.	6.900%	4/15/38	3,000	3,706
Verizon Communications Inc.	7.350%	4/1/39	60	78
Verizon Communications Inc.	6.000%	4/1/41	2,900	3,287
Verizon Communications Inc.	4.750%	11/1/41	2,050	1,975
Verizon Communications Inc.	3.850%	11/1/42	2,665	2,224
Verizon Communications Inc.	6.550%	9/15/43	44,580	53,939
Verizon Maryland LLC	5.125%	6/15/33	950	952
Verizon New England Inc.	7.875%	11/15/29	490	599
Verizon New York Inc.	7.375%	4/1/32	1,175	1,403
Vodafone Group plc	7.875%	2/15/30	2,000	2,676
Vodafone Group plc	6.250%	11/30/32	1,150	1,334
Vodafone Group plc	6.150%	2/27/37	5,350	6,091
Vodafone Group plc	4.375%	2/19/43	4,375	3,937
WPP Finance 2010	5.125%	9/7/42	875	861
WPP Finance 2010	5.625%	11/15/43	1,500	1,583

Consumer Cyclical (4.1%)
Cummins Inc.	4.875%	10/1/43	2,650	2,845
CVS Caremark Corp.	6.250%	6/1/27	3,600	4,396
CVS Caremark Corp.	6.125%	9/15/39	4,025	4,853
CVS Caremark Corp.	5.750%	5/15/41	2,375	2,744
CVS Caremark Corp.	5.300%	12/5/43	2,175	2,395
Daimler Finance North America LLC	8.500%	1/18/31	4,240	6,297
Darden Restaurants Inc.	6.800%	10/15/37	875	967
eBay Inc.	4.000%	7/15/42	1,950	1,714
Ford Holdings LLC	9.300%	3/1/30	1,925	2,718
Ford Motor Co.	6.625%	10/1/28	1,625	1,915
Ford Motor Co.	6.375%	2/1/29	1,025	1,169
Ford Motor Co.	7.450%	7/16/31	5,650	7,265
Ford Motor Co.	4.750%	1/15/43	5,825	5,642
Ford Motor Co.	7.400%	11/1/46	1,125	1,461
Historic TW Inc.	6.625%	5/15/29	5,125	6,176
Home Depot Inc.	5.875%	12/16/36	8,300	9,984
Home Depot Inc.	5.400%	9/15/40	1,625	1,837
Home Depot Inc.	5.950%	4/1/41	3,375	4,108
Home Depot Inc.	4.200%	4/1/43	2,875	2,779
Home Depot Inc.	4.875%	2/15/44	2,200	2,351
Johnson Controls Inc.	6.000%	1/15/36	675	781
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,244
Johnson Controls Inc.	5.250%	12/1/41	635	677
Kohl's Corp.	6.000%	1/15/33	400	430
Kohl's Corp.	6.875%	12/15/37	1,795	2,118
Lowe's Cos. Inc.	6.875%	2/15/28	550	685
Lowe's Cos. Inc.	6.500%	3/15/29	1,300	1,585
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,628
Lowe's Cos. Inc.	6.650%	9/15/37	425	547
Lowe's Cos. Inc.	5.800%	4/15/40	2,175	2,548
Lowe's Cos. Inc.	5.125%	11/15/41	1,525	1,650
Lowe's Cos. Inc.	4.650%	4/15/42	2,560	2,602
Lowe's Cos. Inc.	5.000%	9/15/43	3,125	3,322
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,710
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,425	2,909
Macy's Retail Holdings Inc.	5.125%	1/15/42	800	823
Macy's Retail Holdings Inc.	4.300%	2/15/43	1,175	1,072
McDonald's Corp.	6.300%	10/15/37	1,975	2,479

McDonald's Corp.	6.300%	3/1/38	1,500	1,894
McDonald's Corp.	5.700%	2/1/39	1,250	1,467
McDonald's Corp.	3.700%	2/15/42	3,425	3,069
McDonald's Corp.	3.625%	5/1/43	1,275	1,122
MDC Holdings Inc.	6.000%	1/15/43	1,025	916
NIKE Inc.	3.625%	5/1/43	1,475	1,309
Nordstrom Inc.	6.950%	3/15/28	1,225	1,520
4 Nordstrom Inc.	5.000%	1/15/44	2,174	2,268
4 QVC Inc.	4.850%	4/1/24	1,750	1,756
QVC Inc.	5.950%	3/15/43	575	578
Target Corp.	6.350%	11/1/32	1,900	2,335
Target Corp.	6.500%	10/15/37	5,600	7,067
Target Corp.	7.000%	1/15/38	5,269	6,987
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,252
Time Warner Inc.	7.625%	4/15/31	6,200	8,226
Time Warner Inc.	7.700%	5/1/32	4,565	6,122
Time Warner Inc.	6.500%	11/15/36	950	1,129
Time Warner Inc.	6.200%	3/15/40	2,350	2,714
Time Warner Inc.	6.100%	7/15/40	2,210	2,547
Time Warner Inc.	6.250%	3/29/41	2,925	3,427
Time Warner Inc.	5.375%	10/15/41	2,350	2,493
Time Warner Inc.	4.900%	6/15/42	1,725	1,729
Time Warner Inc.	5.350%	12/15/43	1,325	1,412
VF Corp.	6.450%	11/1/37	1,500	1,873
Viacom Inc.	6.875%	4/30/36	5,060	6,276
Viacom Inc.	4.375%	3/15/43	4,437	3,961
Viacom Inc.	4.875%	6/15/43	1,000	964
Viacom Inc.	5.850%	9/1/43	2,825	3,125
Viacom Inc.	5.250%	4/1/44	1,400	1,433
Wal-Mart Stores Inc.	5.875%	4/5/27	4,037	4,926
Wal-Mart Stores Inc.	7.550%	2/15/30	4,125	5,769
Wal-Mart Stores Inc.	5.250%	9/1/35	6,265	7,049
Wal-Mart Stores Inc.	6.500%	8/15/37	6,550	8,493
Wal-Mart Stores Inc.	6.200%	4/15/38	4,555	5,704
Wal-Mart Stores Inc.	5.625%	4/1/40	2,850	3,370
Wal-Mart Stores Inc.	4.875%	7/8/40	3,850	4,135
Wal-Mart Stores Inc.	5.000%	10/25/40	3,700	4,048
Wal-Mart Stores Inc.	5.625%	4/15/41	6,300	7,428
Wal-Mart Stores Inc.	4.000%	4/11/43	2,950	2,755
Wal-Mart Stores Inc.	4.750%	10/2/43	3,775	3,975
Walgreen Co.	4.400%	9/15/42	1,450	1,363
Walt Disney Co.	7.000%	3/1/32	1,450	1,956
Walt Disney Co.	4.375%	8/16/41	1,025	1,036
Walt Disney Co.	4.125%	12/1/41	2,475	2,407
Walt Disney Co.	3.700%	12/1/42	1,600	1,453
Western Union Co.	6.200%	11/17/36	1,950	1,948
Western Union Co.	6.200%	6/21/40	325	322
Yum! Brands Inc.	6.875%	11/15/37	465	566

Consumer Noncyclical (7.1%)
Abbott Laboratories	6.150%	11/30/37	725	911
Abbott Laboratories	6.000%	4/1/39	1,225	1,517
Abbott Laboratories	5.300%	5/27/40	2,550	2,963
AbbVie Inc.	4.400%	11/6/42	8,225	8,034
Actavis Inc.	4.625%	10/1/42	2,875	2,764
Ahold Finance USA LLC	6.875%	5/1/29	1,550	1,896
Altria Group Inc.	9.950%	11/10/38	2,884	4,622

Altria Group Inc.	10.200%	2/6/39	2,796	4,583
Altria Group Inc.	4.250%	8/9/42	2,050	1,819
Altria Group Inc.	4.500%	5/2/43	2,075	1,906
Altria Group Inc.	5.375%	1/31/44	4,125	4,338
Amgen Inc.	6.375%	6/1/37	2,175	2,631
Amgen Inc.	6.900%	6/1/38	1,250	1,600
Amgen Inc.	6.400%	2/1/39	4,375	5,343
Amgen Inc.	5.750%	3/15/40	1,800	2,039
Amgen Inc.	4.950%	10/1/41	2,210	2,218
Amgen Inc.	5.150%	11/15/41	7,115	7,299
Amgen Inc.	5.650%	6/15/42	3,635	4,051
Amgen Inc.	5.375%	5/15/43	2,550	2,738
Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,420
Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	784
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,854
Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	838
Anheuser-Busch Cos. LLC	6.500%	2/1/43	140	183
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,665	2,481
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,900	3,982
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,225	6,413
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,925	2,894
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,225	1,570
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,450	3,081
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,630	1,922
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,225	2,512
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,700	2,023
Archer-Daniels-Midland Co.	4.535%	3/26/42	660	666
Archer-Daniels-Midland Co.	4.016%	4/16/43	700	650
3 Ascension Health Alliance	4.847%	11/15/53	1,225	1,255
AstraZeneca plc	6.450%	9/15/37	7,750	9,734
AstraZeneca plc	4.000%	9/18/42	1,750	1,627
Avon Products Inc.	6.950%	3/15/43	750	753
Baxter International Inc.	6.250%	12/1/37	800	996
Baxter International Inc.	3.650%	8/15/42	1,175	1,020
Baxter International Inc.	4.500%	6/15/43	150	148
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,234
Becton Dickinson & Co.	5.000%	11/12/40	900	985
Boston Scientific Corp.	7.000%	11/15/35	1,375	1,718
Boston Scientific Corp.	7.375%	1/15/40	850	1,125
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,156
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,077	2,491
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,400	1,740
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,350	1,101
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,675	1,679
Bristol-Myers Squibb Co.	6.875%	8/1/97	525	710
Brown-Forman Corp.	3.750%	1/15/43	575	513
Campbell Soup Co.	3.800%	8/2/42	1,100	939
Cardinal Health Inc.	4.600%	3/15/43	775	762
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,625	2,406
Celgene Corp.	5.700%	10/15/40	600	672
Celgene Corp.	5.250%	8/15/43	1,200	1,273
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,211
ConAgra Foods Inc.	7.125%	10/1/26	1,575	1,934
ConAgra Foods Inc.	7.000%	10/1/28	425	519
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,200
ConAgra Foods Inc.	6.625%	8/15/39	1,000	1,215
ConAgra Foods Inc.	4.650%	1/25/43	3,425	3,300

Covidien International Finance SA	6.550%	10/15/37	2,675	3,454
CR Bard Inc.	6.700%	12/1/26	500	617
Delhaize Group SA	5.700%	10/1/40	3,239	3,303
Diageo Capital plc	5.875%	9/30/36	750	897
Diageo Capital plc	3.875%	4/29/43	1,475	1,341
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,445
Diageo Investment Corp.	4.250%	5/11/42	1,750	1,706
Dignity Health California GO	4.500%	11/1/42	1,150	1,019
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	560	761
Eli Lilly & Co.	7.125%	6/1/25	800	1,039
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,172
Eli Lilly & Co.	5.550%	3/15/37	1,625	1,879
Eli Lilly & Co.	4.650%	6/15/44	750	773
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,225
Estee Lauder Cos. Inc.	3.700%	8/15/42	2,825	2,491
Express Scripts Holding Co.	6.125%	11/15/41	2,925	3,461
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	1,696
Genentech Inc.	5.250%	7/15/35	1,550	1,741
General Mills Inc.	5.400%	6/15/40	1,775	1,994
General Mills Inc.	4.150%	2/15/43	825	773
Gilead Sciences Inc.	3.700%	4/1/24	5,800	5,813
Gilead Sciences Inc.	5.650%	12/1/41	2,745	3,153
Gilead Sciences Inc.	4.800%	4/1/44	6,000	6,148
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,450	1,661
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,919	10,123
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,400	1,357
Hasbro Inc.	6.350%	3/15/40	1,829	2,082
Ingredion Inc.	6.625%	4/15/37	575	679
Johnson & Johnson	6.950%	9/1/29	850	1,148
Johnson & Johnson	4.950%	5/15/33	1,825	2,056
Johnson & Johnson	4.375%	12/5/33	2,850	2,992
Johnson & Johnson	5.950%	8/15/37	3,030	3,759
Johnson & Johnson	5.850%	7/15/38	1,525	1,867
Johnson & Johnson	4.500%	9/1/40	1,900	1,976
Johnson & Johnson	4.500%	12/5/43	1,200	1,247
Kaiser Foundation Hospitals	4.875%	4/1/42	1,701	1,795
Kellogg Co.	7.450%	4/1/31	3,000	3,956
Kimberly-Clark Corp.	6.625%	8/1/37	2,825	3,718
Kimberly-Clark Corp.	5.300%	3/1/41	540	617
Kimberly-Clark Corp.	3.700%	6/1/43	875	781
Koninklijke Philips NV	6.875%	3/11/38	2,655	3,454
Koninklijke Philips NV	5.000%	3/15/42	1,700	1,805
Kraft Foods Group Inc.	6.875%	1/26/39	2,475	3,208
Kraft Foods Group Inc.	6.500%	2/9/40	4,125	5,181
Kraft Foods Group Inc.	5.000%	6/4/42	5,095	5,319
Kroger Co.	8.000%	9/15/29	1,925	2,509
Kroger Co.	7.500%	4/1/31	1,700	2,177
Kroger Co.	6.900%	4/15/38	400	495
Kroger Co.	5.400%	7/15/40	750	782
Kroger Co.	5.000%	4/15/42	900	906
Kroger Co.	5.150%	8/1/43	1,250	1,281
Lorillard Tobacco Co.	8.125%	5/1/40	1,479	1,899
Lorillard Tobacco Co.	7.000%	8/4/41	955	1,096
Mattel Inc.	5.450%	11/1/41	1,225	1,289
3 Mayo Clinic	3.774%	11/15/43	950	846
3 Mayo Clinic	4.000%	11/15/47	1,200	1,099
McKesson Corp.	6.000%	3/1/41	2,115	2,480

McKesson Corp.	4.883%	3/15/44	1,000	1,020
Mead Johnson Nutrition Co.	5.900%	11/1/39	835	959
Medtronic Inc.	6.500%	3/15/39	600	770
Medtronic Inc.	5.550%	3/15/40	1,400	1,610
Medtronic Inc.	4.500%	3/15/42	1,050	1,064
Medtronic Inc.	4.000%	4/1/43	2,225	2,064
Medtronic Inc.	4.625%	3/15/44	4,500	4,602
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	975	1,032
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	1,400	1,249
Merck & Co. Inc.	6.500%	12/1/33	3,970	5,186
Merck & Co. Inc.	6.550%	9/15/37	4,255	5,528
Merck & Co. Inc.	3.600%	9/15/42	775	679
Merck & Co. Inc.	4.150%	5/18/43	4,425	4,275
Merck Sharp & Dohme Corp.	6.300%	1/1/26	500	624
Merck Sharp & Dohme Corp.	6.400%	3/1/28	1,700	2,123
Merck Sharp & Dohme Corp.	5.950%	12/1/28	1,050	1,275
Merck Sharp & Dohme Corp.	5.750%	11/15/36	700	836
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,425	1,729
Molson Coors Brewing Co.	5.000%	5/1/42	3,100	3,246
Mondelez International Inc.	6.500%	11/1/31	2,575	3,130
Mondelez International Inc.	6.875%	2/1/38	2,035	2,621
Mondelez International Inc.	6.875%	1/26/39	1,260	1,624
Mondelez International Inc.	6.500%	2/9/40	5,789	7,302
Mylan Inc.	5.400%	11/29/43	1,340	1,396
Novant Health Inc.	4.371%	11/1/43	975	894
Novartis Capital Corp.	3.400%	5/6/24	3,750	3,743
Novartis Capital Corp.	3.700%	9/21/42	1,500	1,361
Novartis Capital Corp.	4.400%	5/6/44	5,450	5,508
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,075	5,334
PepsiCo Inc.	5.500%	1/15/40	125	143
PepsiCo Inc.	4.875%	11/1/40	3,640	3,841
PepsiCo Inc.	4.000%	3/5/42	2,970	2,728
PepsiCo Inc.	3.600%	8/13/42	1,625	1,402
4 Perrigo Co. plc	5.300%	11/15/43	1,150	1,193
Pfizer Inc.	7.200%	3/15/39	5,990	8,291
Pfizer Inc.	4.300%	6/15/43	2,800	2,769
Pharmacia Corp.	6.600%	12/1/28	1,050	1,354
Philip Morris International Inc.	6.375%	5/16/38	4,490	5,519
Philip Morris International Inc.	4.375%	11/15/41	2,150	2,063
Philip Morris International Inc.	4.500%	3/20/42	2,625	2,553
Philip Morris International Inc.	3.875%	8/21/42	2,175	1,928
Philip Morris International Inc.	4.125%	3/4/43	2,500	2,301
Philip Morris International Inc.	4.875%	11/15/43	1,625	1,684
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,402
Procter & Gamble Co.	5.500%	2/1/34	1,000	1,176
Procter & Gamble Co.	5.800%	8/15/34	200	245
Procter & Gamble Co.	5.550%	3/5/37	5,425	6,446
Quest Diagnostics Inc.	4.250%	4/1/24	1,200	1,198
Quest Diagnostics Inc.	6.950%	7/1/37	715	829
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,040
Reynolds American Inc.	7.250%	6/15/37	850	1,053
Reynolds American Inc.	4.750%	11/1/42	2,975	2,778
Reynolds American Inc.	6.150%	9/15/43	1,300	1,467
Safeway Inc.	7.250%	2/1/31	1,736	1,635
St. Jude Medical Inc.	4.750%	4/15/43	3,125	3,122

Stryker Corp.	4.100%	4/1/43	1,000	961
Sysco Corp.	5.375%	9/21/35	2,425	2,695
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	3,125	3,542
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,175	1,260
Unilever Capital Corp.	5.900%	11/15/32	3,900	4,982
Whirlpool Corp.	5.150%	3/1/43	750	772
Wyeth LLC	6.500%	2/1/34	2,660	3,404
Wyeth LLC	6.000%	2/15/36	2,350	2,876
Wyeth LLC	5.950%	4/1/37	6,535	7,909
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,294
Zoetis Inc.	4.700%	2/1/43	3,650	3,624

Energy (4.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,219
Anadarko Finance Co.	7.500%	5/1/31	2,835	3,621
Anadarko Petroleum Corp.	6.450%	9/15/36	5,825	6,890
Anadarko Petroleum Corp.	7.950%	6/15/39	1,050	1,444
Anadarko Petroleum Corp.	6.200%	3/15/40	1,525	1,768
Apache Corp.	6.000%	1/15/37	3,056	3,605
Apache Corp.	5.100%	9/1/40	4,250	4,482
Apache Corp.	5.250%	2/1/42	1,575	1,699
Apache Corp.	4.750%	4/15/43	5,100	5,135
Apache Corp.	4.250%	1/15/44	2,150	2,023
Apache Finance Canada Corp.	7.750%	12/15/29	650	895
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,311
Baker Hughes Inc.	5.125%	9/15/40	3,765	4,154
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,416
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,311
Cameron International Corp.	7.000%	7/15/38	350	442
Cameron International Corp.	5.950%	6/1/41	1,400	1,548
Cameron International Corp.	5.125%	12/15/43	1,350	1,354
Canadian Natural Resources Ltd.	3.800%	4/15/24	2,895	2,905
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,275	1,616
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,047
Canadian Natural Resources Ltd.	5.850%	2/1/35	650	726
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,490	3,036
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,345	1,611
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,650	2,070
Cenovus Energy Inc.	6.750%	11/15/39	4,305	5,346
Cenovus Energy Inc.	4.450%	9/15/42	1,700	1,617
Cenovus Energy Inc.	5.200%	9/15/43	1,575	1,647
Conoco Funding Co.	7.250%	10/15/31	1,195	1,628
ConocoPhillips	5.900%	10/15/32	2,300	2,765
ConocoPhillips	5.900%	5/15/38	2,425	2,989
ConocoPhillips	6.500%	2/1/39	6,825	8,981
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,100	1,346
ConocoPhillips Holding Co.	6.950%	4/15/29	3,400	4,542
Devon Energy Corp.	7.950%	4/15/32	2,535	3,463
Devon Energy Corp.	5.600%	7/15/41	4,260	4,736
Devon Energy Corp.	4.750%	5/15/42	525	522
Devon Financing Co. LLC	7.875%	9/30/31	4,465	6,067
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,575	1,724
Diamond Offshore Drilling Inc.	4.875%	11/1/43	2,250	2,191
Encana Corp.	7.200%	11/1/31	250	302
Encana Corp.	6.500%	8/15/34	4,700	5,464
Encana Corp.	6.625%	8/15/37	1,175	1,392
Encana Corp.	6.500%	2/1/38	1,275	1,540

Encana Corp.	5.150%	11/15/41	1,160	1,167
Eni USA Inc.	7.300%	11/15/27	600	774
Global Marine Inc.	7.000%	6/1/28	800	867
Halliburton Co.	6.700%	9/15/38	5,025	6,524
Halliburton Co.	7.450%	9/15/39	275	386
Halliburton Co.	4.500%	11/15/41	1,350	1,349
Halliburton Co.	4.750%	8/1/43	2,300	2,383
Hess Corp.	7.875%	10/1/29	2,625	3,465
Hess Corp.	7.300%	8/15/31	895	1,135
Hess Corp.	7.125%	3/15/33	925	1,164
Hess Corp.	6.000%	1/15/40	4,390	5,004
Hess Corp.	5.600%	2/15/41	2,425	2,644
Husky Energy Inc.	4.000%	4/15/24	1,700	1,727
Husky Energy Inc.	6.800%	9/15/37	1,150	1,461
Kerr-McGee Corp.	6.950%	7/1/24	1,497	1,815
Kerr-McGee Corp.	7.875%	9/15/31	1,000	1,297
Marathon Oil Corp.	6.800%	3/15/32	1,600	1,981
Marathon Oil Corp.	6.600%	10/1/37	3,150	3,941
Marathon Petroleum Corp.	6.500%	3/1/41	3,900	4,743
Murphy Oil Corp.	7.050%	5/1/29	500	572
Murphy Oil Corp.	5.125%	12/1/42	350	326
National Oilwell Varco Inc.	3.950%	12/1/42	5,100	4,747
Noble Energy Inc.	8.000%	4/1/27	1,275	1,691
Noble Energy Inc.	6.000%	3/1/41	1,950	2,228
Noble Energy Inc.	5.250%	11/15/43	4,750	4,958
Noble Holding International Ltd.	6.200%	8/1/40	1,900	2,082
Noble Holding International Ltd.	6.050%	3/1/41	350	378
Noble Holding International Ltd.	5.250%	3/15/42	1,425	1,393
Petro-Canada	7.875%	6/15/26	625	830
Petro-Canada	7.000%	11/15/28	1,425	1,803
Petro-Canada	5.350%	7/15/33	1,350	1,457
Petro-Canada	5.950%	5/15/35	2,580	2,984
Petro-Canada	6.800%	5/15/38	3,000	3,773
Phillips 66	5.875%	5/1/42	5,700	6,585
Pioneer Natural Resources Co.	7.200%	1/15/28	500	619
Pride International Inc.	7.875%	8/15/40	1,550	2,209
Rowan Cos. Inc.	5.400%	12/1/42	950	905
Rowan Cos. Inc.	5.850%	1/15/44	1,075	1,091
Shell International Finance BV	6.375%	12/15/38	7,990	10,272
Shell International Finance BV	5.500%	3/25/40	2,525	2,945
Shell International Finance BV	3.625%	8/21/42	1,900	1,689
Shell International Finance BV	4.550%	8/12/43	3,625	3,741
Suncor Energy Inc.	7.150%	2/1/32	800	1,051
Suncor Energy Inc.	5.950%	12/1/34	555	643
Suncor Energy Inc.	6.500%	6/15/38	3,330	4,131
Suncor Energy Inc.	6.850%	6/1/39	2,150	2,784
Talisman Energy Inc.	7.250%	10/15/27	450	521
Talisman Energy Inc.	5.850%	2/1/37	2,725	2,788
Talisman Energy Inc.	6.250%	2/1/38	1,500	1,616
Talisman Energy Inc.	5.500%	5/15/42	1,100	1,096
Tosco Corp.	7.800%	1/1/27	105	144
Tosco Corp.	8.125%	2/15/30	3,775	5,447
Total Capital International SA	3.750%	4/10/24	3,750	3,830
Transocean Inc.	7.500%	4/15/31	1,725	1,991
Transocean Inc.	6.800%	3/15/38	3,100	3,340
Transocean Inc.	7.350%	12/15/41	855	1,024
Valero Energy Corp.	7.500%	4/15/32	3,221	4,118

	Valero Energy Corp.	6.625%	6/15/37	3,575	4,302
	Weatherford International LLC	6.800%	6/15/37	2,900	3,367
	Weatherford International Ltd.	6.500%	8/1/36	3,055	3,429
	Weatherford International Ltd.	7.000%	3/15/38	1,400	1,653
	Weatherford International Ltd.	6.750%	9/15/40	600	699
	XTO Energy Inc.	6.750%	8/1/37	440	609

	Other Industrial (0.2%)
	California Institute of Technology GO	4.700%	11/1/11	1,375	1,271
3	Johns Hopkins University Maryland GO	4.083%	7/1/53	1,175	1,100
	Massachusetts Institute of Technology GO	5.600%	7/1/11	3,025	3,725
3	Northwestern University GO	4.643%	12/1/44	1,850	1,939
	President & Fellows of Harvard College
	Massachusetts GO	3.619%	10/1/37	900	823
	University of Pennsylvania GO	4.674%	9/1/12	1,000	949

	Technology (1.5%)
	Apple Inc.	3.850%	5/4/43	7,900	7,029
	Applied Materials Inc.	5.850%	6/15/41	1,800	2,039
	Cisco Systems Inc.	5.900%	2/15/39	6,150	7,280
	Cisco Systems Inc.	5.500%	1/15/40	6,235	7,101
	Corning Inc.	7.250%	8/15/36	600	738
	Corning Inc.	4.700%	3/15/37	2,800	2,865
	Corning Inc.	5.750%	8/15/40	950	1,099
	Corning Inc.	4.750%	3/15/42	2,075	2,128
	Harris Corp.	6.150%	12/15/40	845	959
	Hewlett-Packard Co.	6.000%	9/15/41	3,555	3,888
	HP Enterprise Services LLC	7.450%	10/15/29	775	929
	Intel Corp.	4.000%	12/15/32	2,500	2,427
	Intel Corp.	4.800%	10/1/41	4,945	5,078
	Intel Corp.	4.250%	12/15/42	3,175	3,015
	International Business Machines Corp.	7.000%	10/30/25	1,625	2,101
	International Business Machines Corp.	6.220%	8/1/27	1,600	1,965
	International Business Machines Corp.	6.500%	1/15/28	225	284
	International Business Machines Corp.	5.875%	11/29/32	2,150	2,652
	International Business Machines Corp.	5.600%	11/30/39	2,728	3,197
	International Business Machines Corp.	4.000%	6/20/42	3,753	3,497
	Juniper Networks Inc.	5.950%	3/15/41	1,350	1,367
	Leidos Holdings Inc.	5.950%	12/1/40	350	347
	Leidos Inc.	5.500%	7/1/33	1,100	1,043
	Microsoft Corp.	5.200%	6/1/39	2,755	3,095
	Microsoft Corp.	4.500%	10/1/40	2,465	2,509
	Microsoft Corp.	5.300%	2/8/41	3,375	3,824
	Microsoft Corp.	3.500%	11/15/42	3,215	2,791
	Microsoft Corp.	3.750%	5/1/43	185	167
	Microsoft Corp.	4.875%	12/15/43	750	814
	Motorola Solutions Inc.	7.500%	5/15/25	975	1,183
	Oracle Corp.	6.500%	4/15/38	3,200	4,070
	Oracle Corp.	6.125%	7/8/39	3,475	4,276
	Oracle Corp.	5.375%	7/15/40	7,245	8,196
	Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,515
	Xerox Corp.	6.750%	12/15/39	975	1,136

	Transportation (1.8%)
[3,4] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	992	1,001
3	BNSF Funding Trust I	6.613%	12/15/55	850	939

Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,523
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,763
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,575	1,869
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,075	2,474
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,195	2,519
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,325	1,394
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,310	1,440
Burlington Northern Santa Fe LLC	4.950%	9/15/41	350	362
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,310	1,244
Burlington Northern Santa Fe LLC	4.375%	9/1/42	3,675	3,474
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	817
Burlington Northern Santa Fe LLC	5.150%	9/1/43	750	798
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,000	2,049
Canadian National Railway Co.	6.900%	7/15/28	1,500	1,979
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,052
Canadian National Railway Co.	6.200%	6/1/36	1,550	1,946
Canadian National Railway Co.	3.500%	11/15/42	1,075	925
Canadian Pacific Railway Co.	7.125%	10/15/31	1,950	2,455
Canadian Pacific Railway Co.	5.750%	3/15/33	1,275	1,425
Canadian Pacific Railway Co.	5.950%	5/15/37	1,545	1,807
Canadian Pacific Railway Ltd.	5.750%	1/15/42	1,000	1,164
Con-way Inc.	6.700%	5/1/34	1,050	1,125
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,780	1,820
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	3,450	3,485
CSX Corp.	6.000%	10/1/36	175	205
CSX Corp.	6.150%	5/1/37	2,280	2,726
CSX Corp.	6.220%	4/30/40	3,850	4,674
CSX Corp.	5.500%	4/15/41	1,400	1,558
CSX Corp.	4.750%	5/30/42	1,675	1,702
CSX Corp.	4.400%	3/1/43	525	503
CSX Corp.	4.100%	3/15/44	2,850	2,595
FedEx Corp.	4.900%	1/15/34	3,075	3,175
FedEx Corp.	3.875%	8/1/42	1,250	1,081
FedEx Corp.	4.100%	4/15/43	500	449
3 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	2,175	2,096
4 Kansas City Southern Railway Co.	4.300%	5/15/43	1,325	1,193
Norfolk Southern Corp.	5.590%	5/17/25	631	711
Norfolk Southern Corp.	7.800%	5/15/27	2,242	2,937
Norfolk Southern Corp.	7.250%	2/15/31	560	719
Norfolk Southern Corp.	7.050%	5/1/37	600	772
Norfolk Southern Corp.	4.837%	10/1/41	2,698	2,761
Norfolk Southern Corp.	3.950%	10/1/42	1,125	1,022
Norfolk Southern Corp.	4.800%	8/15/43	1,200	1,231
Norfolk Southern Corp.	7.900%	5/15/97	250	358
Norfolk Southern Corp.	6.000%	3/15/05	1,400	1,590
Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,857
Union Pacific Corp.	6.625%	2/1/29	1,900	2,363
Union Pacific Corp.	4.750%	9/15/41	2,880	2,962
Union Pacific Corp.	4.250%	4/15/43	975	926
Union Pacific Corp.	4.750%	12/15/43	825	850
Union Pacific Corp.	4.821%	2/1/44	1,990	2,069
Union Pacific Corp.	4.850%	6/15/44	1,500	1,572
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	796	916

3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,575	1,616
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	2,375	2,387
United Parcel Service Inc.	6.200%	1/15/38	3,410	4,312
United Parcel Service Inc.	4.875%	11/15/40	2,110	2,271
United Parcel Service Inc.	3.625%	10/1/42	3,075	2,752
United Parcel Service of America Inc.	8.375%	4/1/30	500	716
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	1,725	1,744
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,943	2,033
				1,987,460
Utilities (9.0%)
Electric (6.2%)
AEP Texas Central Co.	6.650%	2/15/33	2,205	2,724
Alabama Power Co.	5.650%	3/15/35	500	519
Alabama Power Co.	6.125%	5/15/38	1,000	1,240
Alabama Power Co.	6.000%	3/1/39	1,450	1,792
Alabama Power Co.	5.500%	3/15/41	500	582
Alabama Power Co.	5.200%	6/1/41	1,075	1,209
Alabama Power Co.	4.100%	1/15/42	800	768
Alabama Power Co.	3.850%	12/1/42	1,250	1,151
Ameren Illinois Co.	4.800%	12/15/43	825	880
Appalachian Power Co.	5.800%	10/1/35	775	883
Appalachian Power Co.	6.375%	4/1/36	1,225	1,481
Appalachian Power Co.	6.700%	8/15/37	500	629
Appalachian Power Co.	7.000%	4/1/38	2,093	2,744
Arizona Public Service Co.	5.050%	9/1/41	850	929
Arizona Public Service Co.	4.500%	4/1/42	1,510	1,540
Arizona Public Service Co.	4.700%	1/15/44	1,250	1,313
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	1,328
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,232
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,600	1,398
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,625	1,661
Cleco Power LLC	6.500%	12/1/35	500	602
Cleco Power LLC	6.000%	12/1/40	1,000	1,170
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,500	1,700
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,084
CMS Energy Corp.	4.700%	3/31/43	850	847
CMS Energy Corp.	4.875%	3/1/44	850	868
Commonwealth Edison Co.	5.900%	3/15/36	3,500	4,192
Commonwealth Edison Co.	6.450%	1/15/38	1,475	1,891
Commonwealth Edison Co.	3.800%	10/1/42	650	590
Commonwealth Edison Co.	4.600%	8/15/43	2,100	2,167
Connecticut Light & Power Co.	6.350%	6/1/36	1,250	1,581
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,204
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,575	3,074
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	1,550	1,823
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,300	1,650
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,025	2,648
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	875	1,009
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,150	1,358
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,000	955
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	850	777
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,200	2,180
Consumers Energy Co.	3.950%	5/15/43	1,950	1,835

Delmarva Power & Light Co.	4.000%	6/1/42	1,250	1,174
Dominion Resources Inc.	6.300%	3/15/33	2,550	3,085
Dominion Resources Inc.	5.950%	6/15/35	2,625	3,072
Dominion Resources Inc.	4.900%	8/1/41	1,100	1,127
Dominion Resources Inc.	4.050%	9/15/42	100	89
DTE Electric Co.	5.700%	10/1/37	1,860	2,207
DTE Electric Co.	3.950%	6/15/42	1,125	1,057
DTE Electric Co.	4.000%	4/1/43	900	856
DTE Energy Co.	6.375%	4/15/33	1,700	2,078
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,356
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,312
Duke Energy Carolinas LLC	6.100%	6/1/37	1,275	1,544
Duke Energy Carolinas LLC	6.000%	1/15/38	1,955	2,405
Duke Energy Carolinas LLC	6.050%	4/15/38	3,550	4,410
Duke Energy Carolinas LLC	5.300%	2/15/40	2,000	2,288
Duke Energy Carolinas LLC	4.250%	12/15/41	1,725	1,698
Duke Energy Carolinas LLC	4.000%	9/30/42	1,900	1,799
Duke Energy Florida Inc.	6.350%	9/15/37	1,595	2,047
Duke Energy Florida Inc.	6.400%	6/15/38	3,350	4,320
Duke Energy Florida Inc.	5.650%	4/1/40	795	947
Duke Energy Indiana Inc.	6.120%	10/15/35	1,055	1,267
Duke Energy Indiana Inc.	6.350%	8/15/38	2,350	2,999
Duke Energy Indiana Inc.	4.200%	3/15/42	700	682
Duke Energy Indiana Inc.	4.900%	7/15/43	1,500	1,626
Duke Energy Progress Inc.	6.300%	4/1/38	1,775	2,282
Duke Energy Progress Inc.	4.100%	5/15/42	475	455
Duke Energy Progress Inc.	4.100%	3/15/43	1,000	960
Duke Energy Progress Inc.	4.375%	3/30/44	500	500
El Paso Electric Co.	6.000%	5/15/35	850	951
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,150	1,324
Entergy Louisiana LLC	5.400%	11/1/24	1,875	2,159
Entergy Louisiana LLC	4.440%	1/15/26	425	449
Exelon Corp.	5.625%	6/15/35	2,810	3,016
Exelon Generation Co. LLC	6.250%	10/1/39	1,155	1,275
Exelon Generation Co. LLC	5.750%	10/1/41	550	577
Exelon Generation Co. LLC	5.600%	6/15/42	2,745	2,862
FirstEnergy Solutions Corp.	6.800%	8/15/39	695	734
Florida Power & Light Co.	5.950%	10/1/33	950	1,165
Florida Power & Light Co.	5.625%	4/1/34	1,674	1,994
Florida Power & Light Co.	4.950%	6/1/35	460	504
Florida Power & Light Co.	5.400%	9/1/35	1,190	1,371
Florida Power & Light Co.	6.200%	6/1/36	1,150	1,446
Florida Power & Light Co.	5.650%	2/1/37	1,525	1,809
Florida Power & Light Co.	5.850%	5/1/37	475	575
Florida Power & Light Co.	5.950%	2/1/38	2,375	2,916
Florida Power & Light Co.	5.960%	4/1/39	1,825	2,255
Florida Power & Light Co.	5.690%	3/1/40	750	901
Florida Power & Light Co.	5.250%	2/1/41	1,095	1,247
Florida Power & Light Co.	5.125%	6/1/41	625	702
Florida Power & Light Co.	4.125%	2/1/42	1,775	1,717
Florida Power & Light Co.	4.050%	6/1/42	1,325	1,270
Florida Power & Light Co.	3.800%	12/15/42	1,375	1,267
Georgia Power Co.	5.650%	3/1/37	2,575	2,929
Georgia Power Co.	5.950%	2/1/39	725	872
Georgia Power Co.	5.400%	6/1/40	1,500	1,673
Georgia Power Co.	4.750%	9/1/40	1,625	1,683
Georgia Power Co.	4.300%	3/15/42	2,300	2,222

Iberdrola International BV	6.750%	7/15/36	1,495	1,743
Indiana Michigan Power Co.	6.050%	3/15/37	425	495
Interstate Power & Light Co.	6.250%	7/15/39	1,100	1,376
ITC Holdings Corp.	5.300%	7/1/43	950	999
Jersey Central Power & Light Co.	6.150%	6/1/37	750	835
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,211	2,303
Kansas City Power & Light Co.	6.050%	11/15/35	900	1,047
Kansas City Power & Light Co.	5.300%	10/1/41	1,500	1,620
Kentucky Utilities Co.	5.125%	11/1/40	1,800	2,006
Kentucky Utilities Co.	4.650%	11/15/43	1,800	1,872
Louisville Gas & Electric Co.	5.125%	11/15/40	1,975	2,213
Louisville Gas & Electric Co.	4.650%	11/15/43	75	78
MidAmerican Energy Co.	6.750%	12/30/31	1,795	2,327
MidAmerican Energy Co.	5.750%	11/1/35	850	1,008
MidAmerican Energy Co.	5.800%	10/15/36	1,625	1,954
MidAmerican Energy Holdings Co.	8.480%	9/15/28	420	587
MidAmerican Energy Holdings Co.	6.125%	4/1/36	5,945	7,093
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,675	1,967
MidAmerican Energy Holdings Co.	6.500%	9/15/37	3,680	4,569
4 MidAmerican Energy Holdings Co.	5.150%	11/15/43	2,850	3,051
Mississippi Power Co.	4.250%	3/15/42	1,625	1,506
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,775	2,493
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,189	1,169
Nevada Power Co.	6.650%	4/1/36	775	1,007
Nevada Power Co.	6.750%	7/1/37	1,800	2,362
Nevada Power Co.	5.375%	9/15/40	970	1,104
Nevada Power Co.	5.450%	5/15/41	530	612
Northern States Power Co.	5.250%	7/15/35	1,175	1,328
Northern States Power Co.	6.250%	6/1/36	525	664
Northern States Power Co.	6.200%	7/1/37	1,550	1,947
Northern States Power Co.	5.350%	11/1/39	625	715
Northern States Power Co.	4.850%	8/15/40	1,200	1,302
Northern States Power Co.	3.400%	8/15/42	475	408
NSTAR Electric Co.	5.500%	3/15/40	850	993
NSTAR Electric Co.	4.400%	3/1/44	375	378
Oglethorpe Power Corp.	5.950%	11/1/39	750	894
Oglethorpe Power Corp.	5.375%	11/1/40	1,730	1,904
Oglethorpe Power Corp.	4.200%	12/1/42	700	655
Oglethorpe Power Corp.	5.250%	9/1/50	675	729
Ohio Edison Co.	6.875%	7/15/36	1,000	1,246
Ohio Power Co.	6.600%	2/15/33	900	1,117
Ohio Power Co.	5.850%	10/1/35	300	346
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	423
Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	843
Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,375	1,268
Oklahoma Gas & Electric Co.	4.550%	3/15/44	625	638
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,550	1,997
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	455	604
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,265	1,727
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,279
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	810	804
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,325	1,470
Pacific Gas & Electric Co.	6.050%	3/1/34	9,290	10,972
Pacific Gas & Electric Co.	5.800%	3/1/37	3,130	3,607
Pacific Gas & Electric Co.	6.350%	2/15/38	2,650	3,257

Pacific Gas & Electric Co.	6.250%	3/1/39	1,600	1,944
Pacific Gas & Electric Co.	5.400%	1/15/40	1,180	1,288
Pacific Gas & Electric Co.	4.500%	12/15/41	750	728
Pacific Gas & Electric Co.	4.450%	4/15/42	1,475	1,450
Pacific Gas & Electric Co.	4.600%	6/15/43	1,700	1,709
Pacific Gas & Electric Co.	5.125%	11/15/43	1,700	1,810
Pacific Gas & Electric Co.	4.750%	2/15/44	450	453
PacifiCorp	3.600%	4/1/24	1,250	1,263
PacifiCorp	7.700%	11/15/31	400	565
PacifiCorp	5.250%	6/15/35	1,150	1,286
PacifiCorp	6.100%	8/1/36	1,050	1,299
PacifiCorp	5.750%	4/1/37	1,825	2,189
PacifiCorp	6.250%	10/15/37	2,143	2,707
PacifiCorp	6.000%	1/15/39	1,725	2,134
PacifiCorp	4.100%	2/1/42	2,000	1,912
Peco Energy Co.	5.950%	10/1/36	340	419
Pennsylvania Electric Co.	6.150%	10/1/38	850	954
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,602
Potomac Electric Power Co.	7.900%	12/15/38	160	239
Potomac Electric Power Co.	4.150%	3/15/43	725	701
PPL Capital Funding Inc.	4.700%	6/1/43	975	947
PPL Capital Funding Inc.	5.000%	3/15/44	1,000	1,018
PPL Electric Utilities Corp.	6.250%	5/15/39	1,275	1,619
PPL Electric Utilities Corp.	5.200%	7/15/41	800	903
PPL Electric Utilities Corp.	4.750%	7/15/43	150	158
Progress Energy Inc.	7.750%	3/1/31	1,875	2,562
Progress Energy Inc.	7.000%	10/30/31	900	1,158
Progress Energy Inc.	6.000%	12/1/39	1,775	2,133
PSEG Power LLC	8.625%	4/15/31	1,075	1,517
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,315
Public Service Co. of Colorado	6.500%	8/1/38	630	825
Public Service Co. of Colorado	4.750%	8/15/41	1,300	1,390
Public Service Co. of Colorado	3.600%	9/15/42	1,850	1,645
Public Service Co. of Colorado	4.300%	3/15/44	1,850	1,842
Public Service Co. of Oklahoma	6.625%	11/15/37	300	372
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,478
Public Service Electric & Gas Co.	5.375%	11/1/39	2,650	3,059
Public Service Electric & Gas Co.	3.950%	5/1/42	875	825
Public Service Electric & Gas Co.	3.650%	9/1/42	2,425	2,169
Puget Sound Energy Inc.	7.020%	12/1/27	1,146	1,487
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	1,992
Puget Sound Energy Inc.	6.724%	6/15/36	128	169
Puget Sound Energy Inc.	6.274%	3/15/37	1,775	2,257
Puget Sound Energy Inc.	5.757%	10/1/39	1,450	1,756
Puget Sound Energy Inc.	5.795%	3/15/40	675	829
Puget Sound Energy Inc.	5.764%	7/15/40	720	878
Puget Sound Energy Inc.	5.638%	4/15/41	325	391
Puget Sound Energy Inc.	4.434%	11/15/41	650	662
San Diego Gas & Electric Co.	6.000%	6/1/26	500	611
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,188
San Diego Gas & Electric Co.	6.125%	9/15/37	841	1,065
San Diego Gas & Electric Co.	6.000%	6/1/39	325	410
San Diego Gas & Electric Co.	5.350%	5/15/40	200	232
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,293
San Diego Gas & Electric Co.	3.950%	11/15/41	900	863
San Diego Gas & Electric Co.	4.300%	4/1/42	500	500
Sierra Pacific Power Co.	6.750%	7/1/37	670	877

South Carolina Electric & Gas Co.	6.625%	2/1/32	500	637
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,080
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,200	1,483
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	583
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,895	1,884
South Carolina Electric & Gas Co.	4.600%	6/15/43	825	847
Southern California Edison Co.	6.650%	4/1/29	200	250
Southern California Edison Co.	6.000%	1/15/34	1,260	1,546
Southern California Edison Co.	5.750%	4/1/35	800	955
Southern California Edison Co.	5.350%	7/15/35	2,000	2,277
Southern California Edison Co.	5.550%	1/15/36	100	117
Southern California Edison Co.	5.625%	2/1/36	2,625	3,087
Southern California Edison Co.	5.550%	1/15/37	500	584
Southern California Edison Co.	5.950%	2/1/38	2,675	3,271
Southern California Edison Co.	6.050%	3/15/39	325	403
Southern California Edison Co.	5.500%	3/15/40	625	728
Southern California Edison Co.	4.500%	9/1/40	2,525	2,582
Southern California Edison Co.	3.900%	12/1/41	1,175	1,096
Southern California Edison Co.	4.050%	3/15/42	875	832
Southern California Edison Co.	3.900%	3/15/43	500	466
Southern California Edison Co.	4.650%	10/1/43	2,350	2,444
Southern Power Co.	5.150%	9/15/41	1,725	1,807
Southern Power Co.	5.250%	7/15/43	500	536
Southwestern Electric Power Co.	6.200%	3/15/40	400	483
Southwestern Public Service Co.	4.500%	8/15/41	1,450	1,476
Tampa Electric Co.	6.550%	5/15/36	800	1,018
Tampa Electric Co.	6.150%	5/15/37	700	866
Tampa Electric Co.	4.100%	6/15/42	2,600	2,472
Toledo Edison Co.	6.150%	5/15/37	875	1,018
TransAlta Corp.	6.500%	3/15/40	600	616
Union Electric Co.	5.300%	8/1/37	1,675	1,905
Union Electric Co.	8.450%	3/15/39	300	476
Union Electric Co.	3.900%	9/15/42	1,675	1,559
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	2,113
Virginia Electric & Power Co.	6.000%	5/15/37	1,725	2,110
Virginia Electric & Power Co.	6.350%	11/30/37	1,800	2,292
Virginia Electric & Power Co.	8.875%	11/15/38	1,460	2,366
Virginia Electric & Power Co.	4.000%	1/15/43	2,175	2,045
Virginia Electric & Power Co.	4.650%	8/15/43	1,700	1,762
Virginia Electric and Power Co.	4.450%	2/15/44	1,000	1,006
Westar Energy Inc.	4.125%	3/1/42	1,235	1,189
Westar Energy Inc.	4.100%	4/1/43	900	861
Westar Energy Inc.	4.625%	9/1/43	800	831
Wisconsin Electric Power Co.	5.625%	5/15/33	450	532
Wisconsin Electric Power Co.	5.700%	12/1/36	850	1,013
Wisconsin Electric Power Co.	3.650%	12/15/42	325	287
Wisconsin Power & Light Co.	6.375%	8/15/37	975	1,245
Wisconsin Public Service Corp.	3.671%	12/1/42	850	757
Wisconsin Public Service Corp.	4.752%	11/1/44	1,500	1,595
Xcel Energy Inc.	6.500%	7/1/36	650	825
Xcel Energy Inc.	4.800%	9/15/41	600	619

Natural Gas (2.7%)
AGL Capital Corp.	6.000%	10/1/34	850	1,004
AGL Capital Corp.	5.875%	3/15/41	1,725	2,049
AGL Capital Corp.	4.400%	6/1/43	1,350	1,323
Atmos Energy Corp.	5.500%	6/15/41	1,550	1,783

Atmos Energy Corp.	4.150%	1/15/43	1,400	1,346
Buckeye Partners LP	5.850%	11/15/43	900	963
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,600	1,896
DCP Midstream LLC	8.125%	8/16/30	1,575	2,018
DCP Midstream Operating LP	5.600%	4/1/44	1,350	1,405
4 Dominion Gas Holdings LLC	4.800%	11/1/43	1,000	1,017
El Paso Natural Gas Co. LLC	8.375%	6/15/32	782	1,054
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	1,500	1,860
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	1,650	1,466
Enbridge Energy Partners LP	7.500%	4/15/38	2,170	2,746
Enbridge Energy Partners LP	5.500%	9/15/40	425	440
Energy Transfer Partners LP	8.250%	11/15/29	950	1,175
Energy Transfer Partners LP	6.625%	10/15/36	750	849
Energy Transfer Partners LP	7.500%	7/1/38	2,775	3,390
Energy Transfer Partners LP	6.050%	6/1/41	3,050	3,291
Energy Transfer Partners LP	6.500%	2/1/42	4,930	5,585
Energy Transfer Partners LP	5.150%	2/1/43	1,250	1,207
EnLink Midstream Partners LP	4.400%	4/1/24	1,300	1,323
EnLink Midstream Partners LP	5.600%	4/1/44	875	922
Enterprise Products Operating LLC	6.875%	3/1/33	2,275	2,859
Enterprise Products Operating LLC	6.650%	10/15/34	1,070	1,318
Enterprise Products Operating LLC	5.750%	3/1/35	850	942
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,604
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,738
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,545
Enterprise Products Operating LLC	5.950%	2/1/41	3,575	4,076
Enterprise Products Operating LLC	5.700%	2/15/42	1,225	1,354
Enterprise Products Operating LLC	4.850%	8/15/42	1,750	1,738
Enterprise Products Operating LLC	4.450%	2/15/43	3,350	3,125
Enterprise Products Operating LLC	4.850%	3/15/44	2,150	2,135
Enterprise Products Operating LLC	5.100%	2/15/45	3,000	3,097
KeySpan Corp.	8.000%	11/15/30	1,175	1,599
Kinder Morgan Energy Partners LP	7.400%	3/15/31	500	611
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	631
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	1,963
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,575	2,735
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,950	2,217
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,769	4,502
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,875	2,145
Kinder Morgan Energy Partners LP	6.550%	9/15/40	375	430
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,750	1,978
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,275	1,320
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,500	1,422
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,900	1,809
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,800	1,830
Magellan Midstream Partners LP	6.400%	5/1/37	175	209
Magellan Midstream Partners LP	4.200%	12/1/42	1,150	1,047
Magellan Midstream Partners LP	5.150%	10/15/43	1,875	1,967
Nisource Finance Corp.	6.250%	12/15/40	730	832
Nisource Finance Corp.	5.950%	6/15/41	2,625	2,915
Nisource Finance Corp.	5.800%	2/1/42	2,700	2,938
Nisource Finance Corp.	5.250%	2/15/43	2,750	2,809
Nisource Finance Corp.	4.800%	2/15/44	1,625	1,556
4 ONE Gas Inc.	4.658%	2/1/44	1,575	1,635
ONEOK Partners LP	6.650%	10/1/36	2,025	2,380
ONEOK Partners LP	6.850%	10/15/37	200	241
ONEOK Partners LP	6.125%	2/1/41	2,150	2,414

Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	877
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	845	1,033
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,075	2,545
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	600	623
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	350	323
Sempra Energy	6.000%	10/15/39	4,950	5,888
Southern California Gas Co.	5.750%	11/15/35	75	92
Southern California Gas Co.	3.750%	9/15/42	1,350	1,246
Southern California Gas Co.	4.450%	3/15/44	725	736
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,158	2,870
Spectra Energy Capital LLC	6.750%	2/15/32	905	994
Spectra Energy Partners LP	5.950%	9/25/43	1,000	1,141
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	1,007
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,000	1,092
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	700	663
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,466	1,798
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,726
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	110	145
Texas Eastern Transmission LP	7.000%	7/15/32	1,100	1,391
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,600	3,682
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,425	1,611
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,150	3,649
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,500	3,032
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,700	4,957
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,740	2,430
TransCanada PipeLines Ltd.	6.100%	6/1/40	475	570
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,075	1,131
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	750	809
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,075	1,011
Western Gas Partners LP	5.450%	4/1/44	1,250	1,267
Williams Cos. Inc.	7.500%	1/15/31	1,151	1,270
Williams Cos. Inc.	8.750%	3/15/32	1,191	1,443
Williams Partners LP	6.300%	4/15/40	1,980	2,253
Williams Partners LP	5.800%	11/15/43	2,350	2,533
Williams Partners LP	5.400%	3/4/44	1,400	1,434

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,675	3,398
American Water Capital Corp.	4.300%	12/1/42	750	716
United Utilities plc	6.875%	8/15/28	1,425	1,599
Veolia Environnement SA	6.750%	6/1/38	1,425	1,681

				566,949
Total Corporate Bonds (Cost $2,944,952)				3,146,587
Sovereign Bonds (U.S. Dollar-Denominated) (7.6%)
Asian Development Bank	5.593%	7/16/18	4,000	4,600
Asian Development Bank	5.820%	6/16/28	280	346
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,500	2,207
Ecopetrol SA	7.375%	9/18/43	2,500	2,875
European Investment Bank	4.875%	2/15/36	1,755	2,030
Federative Republic of Brazil	8.875%	4/15/24	3,000	4,046
Federative Republic of Brazil	8.875%	4/15/24	5,025	6,776

Federative Republic of Brazil	4.250%	1/7/25	8,450	8,159
Federative Republic of Brazil	8.750%	2/4/25	4,282	5,770
Federative Republic of Brazil	10.125%	5/15/27	2,400	3,630
Federative Republic of Brazil	8.250%	1/20/34	7,675	10,169
Federative Republic of Brazil	7.125%	1/20/37	8,095	9,718
3 Federative Republic of Brazil	11.000%	8/17/40	5,150	5,825
Federative Republic of Brazil	5.625%	1/7/41	10,600	10,702
Hydro-Quebec	8.050%	7/7/24	5,000	6,821
Hydro-Quebec	8.500%	12/1/29	1,321	1,940
Inter-American Development Bank	7.000%	6/15/25	750	985
Inter-American Development Bank	3.875%	10/28/41	1,230	1,178
Inter-American Development Bank	3.200%	8/7/42	1,750	1,477
Inter-American Development Bank	4.375%	1/24/44	650	676
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,530
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,775	2,005
5 KFW	0.000%	4/18/36	11,500	5,036
5 KFW	0.000%	6/29/37	825	348
Korea Electric Power Corp.	7.000%	2/1/27	750	921
Nexen Energy ULC	7.875%	3/15/32	1,800	2,368
Nexen Energy ULC	5.875%	3/10/35	1,850	2,019
Nexen Energy ULC	6.400%	5/15/37	3,740	4,281
Nexen Energy ULC	7.500%	7/30/39	1,525	1,985
3 Oriental Republic of Uruguay	4.500%	8/14/24	5,150	5,257
3 Oriental Republic of Uruguay	7.625%	3/21/36	4,943	6,339
3 Oriental Republic of Uruguay	4.125%	11/20/45	2,100	1,691
Pemex Project Funding Master Trust	6.625%	6/15/35	7,620	8,462
Pemex Project Funding Master Trust	6.625%	6/15/38	2,575	2,817
Petrobras Global Finance BV	5.625%	5/20/43	2,700	2,288
Petrobras Global Finance BV	7.250%	3/17/44	3,100	3,194
Petrobras International Finance Co.	6.875%	1/20/40	4,900	4,843
Petrobras International Finance Co.	6.750%	1/27/41	7,295	7,082
Petroleos Mexicanos	6.500%	6/2/41	8,625	9,455
Petroleos Mexicanos	5.500%	6/27/44	7,950	7,675
4 Petroleos Mexicanos	6.375%	1/23/45	8,800	9,519
Province of British Columbia	6.500%	1/15/26	1,500	1,918
Province of British Columbia	7.250%	9/1/36	500	717
Quebec	7.500%	9/15/29	5,715	7,920
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,361
Republic of Chile	3.625%	10/30/42	2,900	2,394
Republic of Colombia	8.125%	5/21/24	3,690	4,788
Republic of Colombia	7.375%	9/18/37	4,947	6,325
Republic of Colombia	6.125%	1/18/41	7,225	8,093
3 Republic of Colombia	5.625%	2/26/44	7,100	7,395
Republic of Finland	6.950%	2/15/26	695	903
Republic of Italy	5.375%	6/15/33	6,925	7,817
Republic of Korea	5.625%	11/3/25	1,475	1,719
Republic of Panama	7.125%	1/29/26	4,215	5,216
Republic of Panama	8.875%	9/30/27	1,960	2,707
Republic of Panama	9.375%	4/1/29	2,135	3,049
3 Republic of Panama	6.700%	1/26/36	7,001	8,254
3 Republic of Panama	4.300%	4/29/53	1,350	1,107
Republic of Peru	7.350%	7/21/25	6,900	8,866
Republic of Peru	8.750%	11/21/33	6,050	8,835
3 Republic of Peru	6.550%	3/14/37	3,125	3,742
Republic of Peru	5.625%	11/18/50	5,020	5,315

Republic of Philippines	10.625%	3/16/25	4,975	7,736
Republic of Philippines	5.500%	3/30/26	3,525	3,974
Republic of Philippines	9.500%	2/2/30	5,250	8,177
Republic of Philippines	7.750%	1/14/31	7,275	9,949
Republic of Philippines	6.375%	1/15/32	5,400	6,602
Republic of Philippines	6.375%	10/23/34	8,725	10,852
Republic of Philippines	5.000%	1/13/37	2,875	3,137
Republic of South Africa	6.875%	5/27/19	150	173
Republic of South Africa	5.875%	9/16/25	5,800	6,235
Republic of South Africa	6.250%	3/8/41	1,600	1,754
Republic of Turkey	7.375%	2/5/25	9,200	10,584
Republic of Turkey	11.875%	1/15/30	4,150	6,640
Republic of Turkey	8.000%	2/14/34	5,675	6,929
Republic of Turkey	6.875%	3/17/36	9,000	9,770
Republic of Turkey	7.250%	3/5/38	2,000	2,281
Republic of Turkey	6.750%	5/30/40	7,000	7,483
Republic of Turkey	6.000%	1/14/41	10,200	10,047
Republic of Turkey	4.875%	4/16/43	2,000	1,705
Republic of Turkey	6.625%	2/17/45	4,000	4,232
State of Israel	4.500%	1/30/43	3,650	3,388
Statoil ASA	7.250%	9/23/27	2,500	3,333
Statoil ASA	6.800%	1/15/28	185	238
Statoil ASA	7.150%	1/15/29	1,090	1,445
Statoil ASA	5.100%	8/17/40	2,300	2,547
Statoil ASA	4.250%	11/23/41	1,925	1,877
Statoil ASA	3.950%	5/15/43	4,470	4,158
Statoil ASA	4.800%	11/8/43	1,500	1,589
United Mexican States	8.300%	8/15/31	2,810	3,930
United Mexican States	7.500%	4/8/33	2,650	3,485
United Mexican States	6.750%	9/27/34	7,137	8,729
United Mexican States	6.050%	1/11/40	12,525	14,235
United Mexican States	4.750%	3/8/44	14,215	13,493
United Mexican States	5.550%	1/21/45	8,500	9,047
United Mexican States	5.750%	10/12/10	8,700	8,535
Total Sovereign Bonds (Cost $480,226)				476,775
Taxable Municipal Bonds (6.3%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,100	1,343
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	806
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	882
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	628
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,700	3,019
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	505
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	175	229
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,995	4,342
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	600	733
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,440

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,550	4,590
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,850	3,869
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,305	1,763
California GO	7.700%	11/1/30	1,100	1,321
California GO	7.500%	4/1/34	9,080	12,281
California GO	7.950%	3/1/36	1,450	1,714
California GO	7.550%	4/1/39	6,390	8,909
California GO	7.300%	10/1/39	4,830	6,490
California GO	7.350%	11/1/39	3,675	4,966
California GO	7.625%	3/1/40	4,865	6,790
California GO	7.600%	11/1/40	5,250	7,394
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	725	913
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	932
Chicago IL Board of Education GO	6.319%	11/1/29	805	804
Chicago IL Board of Education GO	6.138%	12/1/39	800	793
Chicago IL GO	7.781%	1/1/35	675	797
Chicago IL GO	5.432%	1/1/42	900	825
Chicago IL GO	6.314%	1/1/44	1,550	1,581
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,625	1,845
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	600	648
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,150	1,381
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	222
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,650	6,735
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	575	648
Chicago IL Water Revenue	6.742%	11/1/40	800	933
Clark County NV Airport Revenue	6.881%	7/1/42	1,650	1,810
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,315
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	1,280	1,569
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	1,190	1,393
Connecticut GO	5.090%	10/1/30	1,350	1,410
Connecticut GO	5.850%	3/15/32	4,350	5,093
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	900	975
Cook County IL GO	6.229%	11/15/34	1,050	1,136
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,220	1,483
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	200	247
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	992
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	515	559
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	1,975
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,825
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	990	1,172
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,713

Denver CO City & County School District No.
1 COP	4.242%	12/15/37	800	752
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	850	1,033
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	601
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	774
District of Columbia Income Tax Revenue	5.582%	12/1/35	735	844
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.522%	10/1/44	575	661
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	700	755
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,990	2,432
Georgia GO	4.503%	11/1/25	825	907
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,325	4,930
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,825	3,161
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	923
Houston TX GO	6.290%	3/1/32	885	1,060
Illinois GO	5.100%	6/1/33	20,130	19,875
Illinois GO	6.630%	2/1/35	3,375	3,690
Illinois GO	6.725%	4/1/35	2,000	2,207
Illinois GO	7.350%	7/1/35	750	873
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,454
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	702
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	1,075	1,310
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	1,125	1,082
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,022
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	925	971
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	500	538
La Paz County AZ Industrial Development
Authority Project Revenue (LCS
Corrections Services, Inc. Project)	7.000%	3/1/34	750	709
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	576
Los Angeles CA Community College District
GO	6.600%	8/1/42	2,300	3,063
Los Angeles CA Community College District
GO	6.750%	8/1/49	700	955
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	305	377
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	775	909
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	775	915
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	679
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,088

	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,500	2,020
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,105	1,293
	Los Angeles CA Unified School District GO	5.750%	7/1/34	3,795	4,449
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,660	3,471
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	1,150	1,341
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	700	874
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	700	916
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	850	1,035
	Massachusetts GO	4.500%	8/1/31	1,500	1,566
	Massachusetts GO	5.456%	12/1/39	2,850	3,296
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,050	1,224
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,016
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	900	982
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,190
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	1,200	1,343
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,055	1,282
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	575	655
	Mississippi GO	5.245%	11/1/34	700	779
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	600	680
7	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	5,600	7,190
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	1,700	1,943
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,277
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	2,325	2,905
[10] New Jersey Turnpike Authority Revenue		4.252%	1/1/16	30	31
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,689	6,583
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,460	6,060
	New York City NY GO	5.206%	10/1/31	1,070	1,161
	New York City NY GO	6.646%	12/1/31	400	456
	New York City NY GO	6.246%	6/1/35	1,075	1,179
	New York City NY GO	5.968%	3/1/36	415	494
	New York City NY GO	5.985%	12/1/36	625	741
	New York City NY GO	5.517%	10/1/37	1,875	2,100
	New York City NY GO	6.271%	12/1/37	1,620	1,989
	New York City NY GO	5.846%	6/1/40	400	476
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	900	1,067
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	500	535

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	550	650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	974
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,475	1,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,995	2,259
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,070	2,485
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	800	1,005
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	200	231
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	775	918
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,215	2,581
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,346
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	5,025	7,057
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	701
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	500	603
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	822
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,247
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	2,550	2,869
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	500	567
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,000	2,316
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	635	724
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	1,908
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	625	733
New York University Hospitals Center GO	4.428%	7/1/42	1,025	932
New York University Hospitals Center
Revenue	5.750%	7/1/43	925	1,021
North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	186
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,635	3,485
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,675	1,822
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,400	1,358
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,214
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	1,060	1,402

Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,305	1,593
Oregon GO	5.892%	6/1/27	3,500	4,184
8 Oregon School Boards Association GO	4.759%	6/30/28	3,550	3,777
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,703
Pennsylvania GO	4.650%	2/15/26	2,100	2,265
Pennsylvania GO	5.350%	5/1/30	1,000	1,086
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,098	1,174
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	732
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,575	1,798
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	981
Phoenix AZ GO	5.269%	7/1/34	100	107
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,260	2,734
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,795	3,222
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	25	29
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	1,650	1,739
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,450	1,517
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	800	819
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	7,325	6,842
Port of Seattle WA Revenue	7.000%	5/1/36	100	113
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	1,000	1,106
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	1,150	1,251
Princeton University New Jersey GO	5.700%	3/1/39	1,650	2,002
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	810	1,011
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,237
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,061
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,100	1,197
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	744
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,190	1,418
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,150	1,408
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,116
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	900	937
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	865	1,073
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,700	2,141

San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,325	1,586
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,515	2,024
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,000	1,164
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	750	800
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,150	1,389
Texas GO	5.517%	4/1/39	3,320	3,970
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,131
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,201
Texas Transportation Commission Revenue	4.631%	4/1/33	1,060	1,147
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,010
Tufts University Massachusetts GO	5.017%	4/15/12	1,035	1,017
TX Utility System Revenue	3.828%	5/15/28	1,200	1,222
University of California Regents General
Revenue	4.601%	5/15/31	1,500	1,614
University of California Regents Medical
Center Revenue	6.548%	5/15/48	900	1,127
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,355
University of California Revenue	5.770%	5/15/43	2,800	3,312
University of California Revenue	5.946%	5/15/45	1,400	1,655
University of California Revenue	4.858%	5/15/12	3,500	3,317
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	651
University of Southern California GO	5.250%	10/1/11	950	1,102
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	620	715
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	890	983
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	550	630
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,575	1,703
University of Virginia Revenue	6.200%	9/1/39	330	429
Utah GO	4.554%	7/1/24	1,100	1,217
Utah GO	3.539%	7/1/25	1,200	1,212
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	835
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	300	330
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	600	681
Washington GO	5.090%	8/1/33	945	1,024
Washington GO	5.481%	8/1/39	650	751
Washington GO	5.140%	8/1/40	1,210	1,320
6 Wisconsin GO	5.700%	5/1/26	1,400	1,565
Total Taxable Municipal Bonds (Cost $353,213)				394,697

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
9 Vanguard Market Liquidity Fund
(Cost $54,097)	0.122%	54,097,021	54,097

Total Investments (99.7%) (Cost $5,956,556)			6,247,588
Other Assets and Liabilities-Net (0.3%)			18,698
Net Assets (100%)			6,266,286

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $27,345,000, representing 0.4% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Prerefunded security.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Long-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,175,432	—
Corporate Bonds	—	3,146,587	—
Sovereign Bonds	—	476,775	—
Taxable Municipal Bonds	—	394,697	—
Temporary Cash Investments	54,097	—	—
Total	54,097	6,193,491	—

C. At March 31, 2014, the cost of investment securities for tax purposes was $5,956,556,000 Net unrealized appreciation of investment securities for tax purposes was $291,032,000, consisting of unrealized gains of $400,594,000 on securities that had risen in value since their purchase and $109,562,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.1%)
U.S. Government Securities (39.5%)
United States Treasury Note/Bond	2.500%	3/31/15	161,945	165,741
United States Treasury Note/Bond	0.375%	4/15/15	213,195	213,694
United States Treasury Note/Bond	2.500%	4/30/15	185,635	190,306
United States Treasury Note/Bond	0.250%	5/15/15	88,610	88,707
United States Treasury Note/Bond	4.125%	5/15/15	220,955	230,726
United States Treasury Note/Bond	2.125%	5/31/15	61,225	62,612
United States Treasury Note/Bond	0.375%	6/15/15	644,270	645,881
United States Treasury Note/Bond	1.875%	6/30/15	153,457	156,693
United States Treasury Note/Bond	0.250%	7/15/15	558,835	559,360
United States Treasury Note/Bond	0.250%	7/31/15	46,050	46,093
United States Treasury Note/Bond	1.750%	7/31/15	263,913	269,397
United States Treasury Note/Bond	0.250%	8/15/15	438,804	439,146
United States Treasury Note/Bond	4.250%	8/15/15	17,215	18,170
United States Treasury Note/Bond	10.625%	8/15/15	5,935	6,781
United States Treasury Note/Bond	0.375%	8/31/15	10,500	10,526
United States Treasury Note/Bond	1.250%	8/31/15	93,765	95,156
United States Treasury Note/Bond	0.250%	9/15/15	159,880	159,955
United States Treasury Note/Bond	0.250%	9/30/15	43,460	43,473
United States Treasury Note/Bond	1.250%	9/30/15	192,450	195,368
United States Treasury Note/Bond	0.250%	10/15/15	392,130	392,130
United States Treasury Note/Bond	0.250%	10/31/15	600	600
United States Treasury Note/Bond	1.250%	10/31/15	125,615	127,558
United States Treasury Note/Bond	0.375%	11/15/15	805,954	807,211
United States Treasury Note/Bond	4.500%	11/15/15	355,134	379,326
United States Treasury Note/Bond	9.875%	11/15/15	262,900	303,568
United States Treasury Note/Bond	0.250%	11/30/15	600	600
United States Treasury Note/Bond	1.375%	11/30/15	357,407	363,772
United States Treasury Note/Bond	0.250%	12/15/15	260,679	260,395
United States Treasury Note/Bond	0.250%	12/31/15	600	599
United States Treasury Note/Bond	2.125%	12/31/15	248,055	255,807
United States Treasury Note/Bond	0.375%	1/15/16	652,450	652,855
United States Treasury Note/Bond	0.375%	1/31/16	86,885	86,912
United States Treasury Note/Bond	2.000%	1/31/16	107,615	110,826
United States Treasury Note/Bond	0.375%	2/15/16	542,755	542,755
United States Treasury Note/Bond	4.500%	2/15/16	215,493	232,127
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,575
United States Treasury Note/Bond	0.250%	2/29/16	732,050	730,103
United States Treasury Note/Bond	2.125%	2/29/16	76,050	78,569
United States Treasury Note/Bond	2.625%	2/29/16	145,122	151,290
United States Treasury Note/Bond	0.375%	3/15/16	301,775	301,588
United States Treasury Note/Bond	2.250%	3/31/16	714	740
United States Treasury Note/Bond	2.375%	3/31/16	9,010	9,359
United States Treasury Note/Bond	0.250%	4/15/16	255,625	254,587
United States Treasury Note/Bond	2.000%	4/30/16	78,680	81,163
United States Treasury Note/Bond	2.625%	4/30/16	245,360	256,325
United States Treasury Note/Bond	0.250%	5/15/16	637,695	634,507
United States Treasury Note/Bond	5.125%	5/15/16	299,480	328,772
United States Treasury Note/Bond	7.250%	5/15/16	8,085	9,233
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,632

United States Treasury Note/Bond	0.500%	6/15/16	137,580	137,495
United States Treasury Note/Bond	1.500%	6/30/16	123,634	126,241
United States Treasury Note/Bond	3.250%	6/30/16	340,365	360,998
United States Treasury Note/Bond	0.625%	7/15/16	565,490	566,287
United States Treasury Note/Bond	1.500%	7/31/16	1,060	1,083
United States Treasury Note/Bond	0.625%	8/15/16	337,575	337,680
United States Treasury Note/Bond	4.875%	8/15/16	433	477
United States Treasury Note/Bond	1.000%	8/31/16	11,770	11,877
United States Treasury Note/Bond	3.000%	8/31/16	332,417	351,428
United States Treasury Note/Bond	1.000%	9/30/16	262,120	264,290
United States Treasury Note/Bond	3.000%	9/30/16	413,060	437,067
United States Treasury Note/Bond	0.625%	10/15/16	220,425	220,081
United States Treasury Note/Bond	1.000%	10/31/16	176,945	178,272
United States Treasury Note/Bond	3.125%	10/31/16	211,860	225,002
United States Treasury Note/Bond	0.625%	11/15/16	285,250	284,491
United States Treasury Note/Bond	4.625%	11/15/16	100,171	110,344
United States Treasury Note/Bond	7.500%	11/15/16	85,617	100,653
United States Treasury Note/Bond	0.875%	11/30/16	6,436	6,459
United States Treasury Note/Bond	2.750%	11/30/16	213,682	224,967
United States Treasury Note/Bond	0.625%	12/15/16	170,775	170,135
United States Treasury Note/Bond	3.250%	12/31/16	80,885	86,295
United States Treasury Note/Bond	0.750%	1/15/17	284,545	284,189
United States Treasury Note/Bond	0.875%	1/31/17	85,500	85,621
United States Treasury Note/Bond	3.125%	1/31/17	306,380	326,105
United States Treasury Note/Bond	0.625%	2/15/17	465,800	462,889
United States Treasury Note/Bond	4.625%	2/15/17	81,215	89,946
United States Treasury Note/Bond	0.875%	2/28/17	123,189	123,227
United States Treasury Note/Bond	3.000%	2/28/17	20,230	21,472
United States Treasury Note/Bond	0.750%	3/15/17	623,275	621,037
United States Treasury Note/Bond	1.000%	3/31/17	242,035	242,679
United States Treasury Note/Bond	3.250%	3/31/17	3,235	3,460
United States Treasury Note/Bond	0.875%	4/30/17	171,700	171,324
United States Treasury Note/Bond	3.125%	4/30/17	18,300	19,507
United States Treasury Note/Bond	4.500%	5/15/17	41,985	46,538
United States Treasury Note/Bond	8.750%	5/15/17	187,065	231,815
United States Treasury Note/Bond	0.625%	5/31/17	277,020	273,859
United States Treasury Note/Bond	2.750%	5/31/17	294,770	310,935
United States Treasury Note/Bond	0.750%	6/30/17	125,590	124,432
United States Treasury Note/Bond	2.500%	6/30/17	473,135	495,240
United States Treasury Note/Bond	0.500%	7/31/17	646	634
United States Treasury Note/Bond	2.375%	7/31/17	66,800	69,639
United States Treasury Note/Bond	4.750%	8/15/17	407,430	456,957
United States Treasury Note/Bond	8.875%	8/15/17	55,270	69,554
United States Treasury Note/Bond	0.625%	8/31/17	175,575	172,639
United States Treasury Note/Bond	1.875%	8/31/17	6,275	6,434
United States Treasury Note/Bond	0.625%	9/30/17	146,625	143,921
United States Treasury Note/Bond	1.875%	9/30/17	39,575	40,546
United States Treasury Note/Bond	0.750%	10/31/17	94,985	93,471
United States Treasury Note/Bond	1.875%	10/31/17	242,827	248,633
United States Treasury Note/Bond	4.250%	11/15/17	184,530	204,481
United States Treasury Note/Bond	0.625%	11/30/17	374,425	366,117
United States Treasury Note/Bond	0.750%	12/31/17	3,235	3,172
United States Treasury Note/Bond	0.875%	1/31/18	527,215	518,732
United States Treasury Note/Bond	2.625%	1/31/18	450	472
United States Treasury Note/Bond	3.500%	2/15/18	151,535	164,037
United States Treasury Note/Bond	0.750%	2/28/18	154,735	151,229
United States Treasury Note/Bond	2.750%	2/28/18	296,045	312,144
United States Treasury Note/Bond	0.750%	3/31/18	165,090	161,040

United States Treasury Note/Bond	0.625%	4/30/18	35,725	34,609
United States Treasury Note/Bond	2.625%	4/30/18	36,750	38,553
United States Treasury Note/Bond	3.875%	5/15/18	358,335	394,111
United States Treasury Note/Bond	9.125%	5/15/18	20,800	27,294
United States Treasury Note/Bond	1.000%	5/31/18	541,255	531,447
United States Treasury Note/Bond	2.375%	5/31/18	370,220	384,451
United States Treasury Note/Bond	1.375%	6/30/18	137,070	136,470
United States Treasury Note/Bond	2.375%	6/30/18	397,275	412,296
United States Treasury Note/Bond	1.375%	7/31/18	168,065	167,120
United States Treasury Note/Bond	2.250%	7/31/18	28,950	29,873
United States Treasury Note/Bond	4.000%	8/15/18	15,516	17,177
United States Treasury Note/Bond	1.500%	8/31/18	644,660	643,654
United States Treasury Note/Bond	1.375%	9/30/18	303,550	300,943
United States Treasury Note/Bond	1.250%	10/31/18	16,960	16,692
United States Treasury Note/Bond	1.750%	10/31/18	129,595	130,487
United States Treasury Note/Bond	3.750%	11/15/18	305,979	335,524
United States Treasury Note/Bond	9.000%	11/15/18	25	33
United States Treasury Note/Bond	1.250%	11/30/18	389,505	382,809
United States Treasury Note/Bond	1.375%	12/31/18	57,775	57,053
United States Treasury Note/Bond	1.500%	12/31/18	11,440	11,358
United States Treasury Note/Bond	1.250%	1/31/19	14,900	14,602
United States Treasury Note/Bond	1.500%	1/31/19	76,075	75,433
United States Treasury Note/Bond	2.750%	2/15/19	94,955	99,718
United States Treasury Note/Bond	8.875%	2/15/19	168,970	226,472
United States Treasury Note/Bond	1.375%	2/28/19	91,425	89,968
United States Treasury Note/Bond	1.500%	2/28/19	31,550	31,244
United States Treasury Note/Bond	1.500%	3/31/19	34,595	34,206
United States Treasury Note/Bond	1.625%	3/31/19	501,550	499,123
United States Treasury Note/Bond	1.250%	4/30/19	204,890	199,735
United States Treasury Note/Bond	3.125%	5/15/19	318,664	340,024
United States Treasury Note/Bond	1.125%	5/31/19	73,375	70,921
United States Treasury Note/Bond	1.000%	6/30/19	48,300	46,285
United States Treasury Note/Bond	0.875%	7/31/19	12,985	12,332
United States Treasury Note/Bond	3.625%	8/15/19	357,362	390,307
United States Treasury Note/Bond	8.125%	8/15/19	102,659	136,023
United States Treasury Note/Bond	1.000%	9/30/19	22,900	21,812
United States Treasury Note/Bond	3.375%	11/15/19	230,000	248,041
United States Treasury Note/Bond	1.000%	11/30/19	157,175	148,972
United States Treasury Note/Bond	1.125%	12/31/19	52,000	49,562
United States Treasury Note/Bond	1.375%	1/31/20	338,708	326,853
United States Treasury Note/Bond	3.625%	2/15/20	198,977	217,165
United States Treasury Note/Bond	8.500%	2/15/20	15,165	20,700
United States Treasury Note/Bond	1.250%	2/29/20	244,216	233,417
United States Treasury Note/Bond	1.125%	4/30/20	229,925	217,279
United States Treasury Note/Bond	3.500%	5/15/20	349,000	378,121
United States Treasury Note/Bond	1.375%	5/31/20	324,675	311,078
United States Treasury Note/Bond	1.875%	6/30/20	288,675	284,434
United States Treasury Note/Bond	2.000%	7/31/20	205,510	203,905
United States Treasury Note/Bond	2.625%	8/15/20	245,942	252,937
United States Treasury Note/Bond	8.750%	8/15/20	216,040	302,322
United States Treasury Note/Bond	2.125%	8/31/20	119,600	119,301
United States Treasury Note/Bond	2.000%	9/30/20	106,880	105,627
United States Treasury Note/Bond	1.750%	10/31/20	180,475	175,286
United States Treasury Note/Bond	2.625%	11/15/20	461,939	473,922
United States Treasury Note/Bond	2.000%	11/30/20	174,650	172,058
United States Treasury Note/Bond	2.375%	12/31/20	342,370	345,099
United States Treasury Note/Bond	3.625%	2/15/21	368,192	400,582
United States Treasury Note/Bond	7.875%	2/15/21	209,534	285,654

United States Treasury Note/Bond	2.000%	2/28/21	363,828	357,006
United States Treasury Note/Bond	2.250%	3/31/21	363,075	361,826
United States Treasury Note/Bond	3.125%	5/15/21	347,840	366,429
United States Treasury Note/Bond	8.125%	8/15/21	136,690	190,853
United States Treasury Note/Bond	2.000%	11/15/21	343,657	333,453
United States Treasury Note/Bond	8.000%	11/15/21	64,031	89,303
United States Treasury Note/Bond	2.000%	2/15/22	25,800	24,946
United States Treasury Note/Bond	1.750%	5/15/22	11,509	10,862
United States Treasury Note/Bond	1.625%	8/15/22	11,520	10,712
United States Treasury Note/Bond	7.250%	8/15/22	3,014	4,112
United States Treasury Note/Bond	1.625%	11/15/22	230,974	213,794
United States Treasury Note/Bond	7.625%	11/15/22	6,566	9,192
United States Treasury Note/Bond	2.000%	2/15/23	124,076	118,007
United States Treasury Note/Bond	7.125%	2/15/23	163,535	223,327
United States Treasury Note/Bond	1.750%	5/15/23	625,748	579,699
United States Treasury Note/Bond	2.500%	8/15/23	513,585	506,364
United States Treasury Note/Bond	6.250%	8/15/23	438,389	572,234
United States Treasury Note/Bond	2.750%	11/15/23	388,467	390,289
United States Treasury Note/Bond	2.750%	2/15/24	694,274	695,899
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,910
United States Treasury Note/Bond	7.625%	2/15/25	2,112	3,083
United States Treasury Note/Bond	6.875%	8/15/25	83,770	116,977
United States Treasury Note/Bond	6.000%	2/15/26	50,679	66,627
United States Treasury Note/Bond	6.750%	8/15/26	32,360	45,309
United States Treasury Note/Bond	6.500%	11/15/26	48,784	67,170
United States Treasury Note/Bond	6.375%	8/15/27	48,115	66,008
United States Treasury Note/Bond	5.500%	8/15/28	36,960	47,251
United States Treasury Note/Bond	5.250%	11/15/28	3,605	4,506
United States Treasury Note/Bond	5.250%	2/15/29	120,295	150,425
United States Treasury Note/Bond	6.125%	8/15/29	150,935	205,696
United States Treasury Note/Bond	6.250%	5/15/30	70,458	97,739
United States Treasury Note/Bond	5.375%	2/15/31	40,205	51,400
United States Treasury Note/Bond	4.500%	2/15/36	119	140
United States Treasury Note/Bond	4.375%	2/15/38	103	119
United States Treasury Note/Bond	4.500%	5/15/38	1,268	1,488
United States Treasury Note/Bond	3.500%	2/15/39	50,446	50,595
United States Treasury Note/Bond	4.250%	5/15/39	124,885	141,354
United States Treasury Note/Bond	4.500%	8/15/39	37,862	44,523
United States Treasury Note/Bond	4.375%	11/15/39	227,351	262,377
United States Treasury Note/Bond	4.625%	2/15/40	190,637	228,496
United States Treasury Note/Bond	4.375%	5/15/40	241,725	279,079
United States Treasury Note/Bond	3.875%	8/15/40	139,217	148,352
United States Treasury Note/Bond	4.250%	11/15/40	201,055	227,695
[16] United States Treasury Note/Bond	4.750%	2/15/41	231,530	283,226
United States Treasury Note/Bond	4.375%	5/15/41	130,808	151,206
United States Treasury Note/Bond	3.750%	8/15/41	10	10
United States Treasury Note/Bond	3.125%	11/15/41	109,150	101,151
United States Treasury Note/Bond	3.125%	2/15/42	85,613	79,232
United States Treasury Note/Bond	3.000%	5/15/42	164,354	148,150
United States Treasury Note/Bond	2.750%	8/15/42	295,620	252,386
United States Treasury Note/Bond	2.750%	11/15/42	533,554	454,524
United States Treasury Note/Bond	3.125%	2/15/43	156,938	144,432
United States Treasury Note/Bond	2.875%	5/15/43	76,010	66,331
United States Treasury Note/Bond	3.625%	8/15/43	281,650	285,083
United States Treasury Note/Bond	3.750%	11/15/43	268,350	277,825
United States Treasury Note/Bond	3.625%	2/15/44	159,625	161,470
				43,665,144

Agency Bonds and Notes (3.8%)
Arab Republic of Egypt	4.450%	9/15/15	16,750	17,360
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,896
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,677
1 Federal Farm Credit Banks	0.500%	6/23/15	8,550	8,578
1 Federal Farm Credit Banks	1.500%	11/16/15	6,825	6,954
1 Federal Farm Credit Banks	4.875%	12/16/15	1,625	1,750
1 Federal Farm Credit Banks	1.050%	3/28/16	4,000	4,051
1 Federal Farm Credit Banks	5.125%	8/25/16	9,075	10,051
1 Federal Farm Credit Banks	4.875%	1/17/17	8,030	8,922
1 Federal Farm Credit Banks	5.150%	11/15/19	15,675	18,111
1 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,136
1 Federal Home Loan Banks	0.375%	8/28/15	54,700	54,780
1 Federal Home Loan Banks	0.500%	11/20/15	4,370	4,385
1 Federal Home Loan Banks	0.375%	2/19/16	55,000	54,972
1 Federal Home Loan Banks	3.125%	3/11/16	26,225	27,586
1 Federal Home Loan Banks	5.375%	5/18/16	36,700	40,468
1 Federal Home Loan Banks	5.625%	6/13/16	3,705	4,115
1 Federal Home Loan Banks	0.375%	6/24/16	24,800	24,697
1 Federal Home Loan Banks	5.125%	10/19/16	15,845	17,578
1 Federal Home Loan Banks	4.750%	12/16/16	21,510	23,780
1 Federal Home Loan Banks	0.625%	12/28/16	16,200	16,130
1 Federal Home Loan Banks	4.875%	5/17/17	114,335	127,893
1 Federal Home Loan Banks	1.000%	6/21/17	31,905	31,861
1 Federal Home Loan Banks	5.000%	11/17/17	7,280	8,244
1 Federal Home Loan Banks	2.750%	6/8/18	26,950	28,259
1 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,505
1 Federal Home Loan Banks	1.875%	3/13/20	1,915	1,886
1 Federal Home Loan Banks	4.125%	3/13/20	8,390	9,312
1 Federal Home Loan Banks	3.375%	6/12/20	25,725	27,385
1 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,040
1 Federal Home Loan Banks	5.625%	6/11/21	19,450	23,170
1 Federal Home Loan Banks	2.125%	3/10/23	32,200	29,950
1 Federal Home Loan Banks	5.375%	8/15/24	24,600	29,188
1 Federal Home Loan Banks	5.500%	7/15/36	19,860	24,320
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	126,635	127,002
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	44,535	46,924
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	36,895	37,690
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	53,660
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	26,000	25,993
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	22,808	23,769
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	101,731
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	51,675	53,393
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	38,050	38,185
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	31,516
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	39,450	39,418
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	35,087
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,206
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	90,075	90,754
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	51,125	51,087
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	22,000	21,919
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	38,288
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	87,700	87,091
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	26,045	29,620
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	30,175	29,528
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	28,400	27,806
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	25,887
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	60,758	66,367

2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	62,007	61,531
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	32,600	31,374
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,400	99,134
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	64,000	61,032
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	71,784	69,989
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	4,958
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	44,334	61,446
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,264	10,991
2 Federal National Mortgage Assn.	5.000%	4/15/15	1,260	1,322
2 Federal National Mortgage Assn.	0.500%	5/27/15	44,853	45,007
2 Federal National Mortgage Assn.	0.500%	7/2/15	9,728	9,762
2 Federal National Mortgage Assn.	2.375%	7/28/15	30,125	30,978
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,294
2 Federal National Mortgage Assn.	0.500%	9/28/15	51,295	51,453
2 Federal National Mortgage Assn.	4.375%	10/15/15	54,105	57,485
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,807	19,193
2 Federal National Mortgage Assn.	0.375%	12/21/15	29,225	29,241
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	57
2 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,371
2 Federal National Mortgage Assn.	0.500%	3/30/16	43,425	43,518
2 Federal National Mortgage Assn.	2.375%	4/11/16	83,510	86,713
2 Federal National Mortgage Assn.	0.375%	7/5/16	30,000	29,881
2 Federal National Mortgage Assn.	0.625%	8/26/16	55,450	55,441
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,850	14,276
2 Federal National Mortgage Assn.	1.250%	9/28/16	65,225	66,104
2 Federal National Mortgage Assn.	1.375%	11/15/16	75,450	76,665
2 Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,378
2 Federal National Mortgage Assn.	5.000%	2/13/17	79,525	88,771
2 Federal National Mortgage Assn.	0.750%	4/20/17	22,000	21,852
2 Federal National Mortgage Assn.	1.125%	4/27/17	117,975	118,479
2 Federal National Mortgage Assn.	5.000%	5/11/17	142,481	159,878
2 Federal National Mortgage Assn.	5.375%	6/12/17	91,570	103,978
2 Federal National Mortgage Assn.	0.875%	10/26/17	82,000	81,005
2 Federal National Mortgage Assn.	0.875%	12/20/17	50,000	49,206
2 Federal National Mortgage Assn.	0.875%	2/8/18	79,000	77,556
2 Federal National Mortgage Assn.	0.875%	5/21/18	97,675	95,401
2 Federal National Mortgage Assn.	1.875%	9/18/18	41,050	41,487
2 Federal National Mortgage Assn.	1.625%	11/27/18	70,460	70,204
2 Federal National Mortgage Assn.	1.875%	2/19/19	53,050	53,219
2 Federal National Mortgage Assn.	0.000%	10/9/19	14,545	12,532
2 Federal National Mortgage Assn.	6.250%	5/15/29	4,295	5,636
2 Federal National Mortgage Assn.	7.125%	1/15/30	26,389	37,470
2 Federal National Mortgage Assn.	7.250%	5/15/30	47,677	68,660
2 Federal National Mortgage Assn.	6.625%	11/15/30	6,975	9,574
2 Federal National Mortgage Assn.	5.625%	7/15/37	7,765	9,717
1 Financing Corp.	9.800%	4/6/18	1,750	2,288
1 Financing Corp.	10.350%	8/3/18	4,900	6,600
1 Financing Corp.	9.650%	11/2/18	10,535	14,079
1 Financing Corp.	9.700%	4/5/19	1,575	2,136
Hashemite Kingdom of Jordan	2.503%	10/30/20	10,100	10,044
Private Export Funding Corp.	4.950%	11/15/15	41	44
Private Export Funding Corp.	1.375%	2/15/17	2,025	2,045
Private Export Funding Corp.	2.250%	12/15/17	4,600	4,723
Private Export Funding Corp.	1.875%	7/15/18	4,300	4,327
Private Export Funding Corp.	4.375%	3/15/19	8,700	9,632
Private Export Funding Corp.	1.450%	8/15/19	3,800	3,650
Private Export Funding Corp.	4.300%	12/15/21	3,800	4,177
Private Export Funding Corp.	2.800%	5/15/22	2,625	2,581

	Private Export Funding Corp.	2.050%	11/15/22	8,300	7,682
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,256
	Private Export Funding Corp.	2.450%	7/15/24	8,300	7,537
	Resolution Funding Corp.	8.125%	10/15/19	450	586
	Resolution Funding Corp.	8.875%	7/15/20	180	246
	Resolution Funding Corp.	8.625%	1/15/30	110	172
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	8
	State of Israel	5.500%	9/18/23	242	286
	State of Israel	5.500%	12/4/23	3,213	3,811
	State of Israel	5.500%	4/26/24	20,405	24,256
1	Tennessee Valley Authority	5.500%	7/18/17	17,208	19,657
1	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,039
1	Tennessee Valley Authority	1.750%	10/15/18	7,000	6,995
1	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,098
1	Tennessee Valley Authority	1.875%	8/15/22	7,300	6,695
1	Tennessee Valley Authority	6.750%	11/1/25	2,565	3,347
1	Tennessee Valley Authority	7.125%	5/1/30	27,055	37,044
1	Tennessee Valley Authority	4.650%	6/15/35	15,169	15,985
1	Tennessee Valley Authority	5.880%	4/1/36	9,850	12,031
1	Tennessee Valley Authority	6.150%	1/15/38	920	1,172
1	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,002
1	Tennessee Valley Authority	5.250%	9/15/39	9,108	10,284
1	Tennessee Valley Authority	3.500%	12/15/42	9,000	7,671
1	Tennessee Valley Authority	4.875%	1/15/48	6,951	7,226
1	Tennessee Valley Authority	5.375%	4/1/56	6,250	6,943
1	Tennessee Valley Authority	4.625%	9/15/60	7,468	7,183
					4,248,668
Conventional Mortgage-Backed Securities (22.1%)
[2,3]	Fannie Mae Pool	2.000%	8/1/28–9/1/28	85,400	82,907
[2,3,4]Fannie Mae Pool		2.500%	8/1/27–2/1/43	630,154	627,405
[2,3,4]Fannie Mae Pool		3.000%	9/1/20–4/1/44	1,791,036	1,773,103
[2,3,4]Fannie Mae Pool		3.500%	10/1/18–4/1/44	1,988,364	2,026,297
[2,3,4]Fannie Mae Pool		4.000%	7/1/14–4/1/44	1,826,590	1,909,905
[2,3,4]Fannie Mae Pool		4.500%	1/1/18–4/1/44	1,357,475	1,451,149
[2,3,4]Fannie Mae Pool		5.000%	3/1/17–4/1/44	992,525	1,081,580
[2,3,4]Fannie Mae Pool		5.500%	9/1/14–4/1/44	752,169	830,368
[2,3]	Fannie Mae Pool	6.000%	4/1/14–5/1/41	533,298	595,034
[2,3]	Fannie Mae Pool	6.500%	6/1/14–10/1/39	182,053	205,306
[2,3]	Fannie Mae Pool	7.000%	7/1/14–11/1/38	60,546	68,474
[2,3]	Fannie Mae Pool	7.500%	4/1/15–12/1/32	4,537	5,022
[2,3]	Fannie Mae Pool	8.000%	6/1/15–9/1/31	1,484	1,651
[2,3]	Fannie Mae Pool	8.500%	9/1/15–5/1/32	607	678
[2,3]	Fannie Mae Pool	9.000%	2/1/17–8/1/30	176	190
[2,3]	Fannie Mae Pool	9.500%	3/1/17–11/1/25	212	239
[2,3]	Fannie Mae Pool	10.000%	10/1/16–12/1/17	6	6
[2,3]	Fannie Mae Pool	11.000%	9/1/19	1	1
[2,3]	Freddie Mac Gold Pool	2.000%	7/1/28–8/1/28	33,354	32,466
[2,3,4]Freddie Mac Gold Pool		2.500%	5/1/28–3/1/43	490,506	487,783
[2,3,4]Freddie Mac Gold Pool		3.000%	3/1/21–11/1/43	961,140	952,518
[2,3,4]Freddie Mac Gold Pool		3.500%	8/1/25–4/1/44	1,111,393	1,129,941
[2,3,4]Freddie Mac Gold Pool		4.000%	5/1/14–4/1/44	1,137,785	1,187,912
[2,3,4]Freddie Mac Gold Pool		4.500%	12/1/17–4/1/44	863,242	921,639
[2,3,4]Freddie Mac Gold Pool		5.000%	4/1/14–4/1/44	602,314	654,271
[2,3]	Freddie Mac Gold Pool	5.500%	3/1/16–6/1/41	538,170	592,215
[2,3,4]Freddie Mac Gold Pool		6.000%	4/1/14–4/1/44	331,953	369,106

[2,3]	Freddie Mac Gold Pool	6.500%	5/1/14–9/1/39	101,029	113,932
[2,3]	Freddie Mac Gold Pool	7.000%	7/1/14–12/1/38	33,003	37,488
[2,3]	Freddie Mac Gold Pool	7.500%	10/1/14–2/1/32	2,640	2,952
[2,3]	Freddie Mac Gold Pool	8.000%	12/1/14–1/1/32	2,627	2,931
[2,3]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	485	542
[2,3]	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	384	426
[2,3]	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	65	69
[2,3]	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	9	9
[2,3]	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	3	4
[2,3]	Freddie Mac Non Gold Pool	8.500%	6/1/18	12	13
[2,3]	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	3
[3,4]	Ginnie Mae I Pool	3.000%	1/15/26–4/1/44	206,529	204,165
[3,4]	Ginnie Mae I Pool	3.500%	11/15/25–4/1/44	235,289	241,625
[3,4]	Ginnie Mae I Pool	4.000%	8/15/18–4/1/44	402,908	424,439
[3,4]	Ginnie Mae I Pool	4.500%	5/15/18–4/1/44	542,868	587,020
3	Ginnie Mae I Pool	4.750%	8/15/33	14	15
[3,4]	Ginnie Mae I Pool	5.000%	1/15/17–4/1/44	331,902	363,692
3	Ginnie Mae I Pool	5.500%	3/15/15–2/15/41	197,170	219,370
3	Ginnie Mae I Pool	6.000%	4/15/14–6/15/41	151,184	169,733
3	Ginnie Mae I Pool	6.500%	5/15/14–1/15/39	42,497	47,606
3	Ginnie Mae I Pool	7.000%	11/15/14–9/15/36	9,537	10,648
3	Ginnie Mae I Pool	7.250%	9/15/25	35	36
3	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	4,009	4,428
3	Ginnie Mae I Pool	7.750%	2/15/30	3	3
3	Ginnie Mae I Pool	8.000%	1/15/17–12/15/30	2,717	2,999
3	Ginnie Mae I Pool	8.250%	6/15/27	2	2
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	610	650
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	792	846
3	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	239	265
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	86	93
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	51	55
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	2	2
3	Ginnie Mae I Pool	11.500%	8/15/15–4/15/16	1	1
3	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	26,024	26,313
[3,4]	Ginnie Mae II Pool	3.000%	10/20/26–4/1/44	815,387	805,869
[3,4]	Ginnie Mae II Pool	3.500%	9/20/25–4/1/44	1,350,857	1,381,897
[3,4]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/44	923,447	972,508
[3,4]	Ginnie Mae II Pool	4.500%	4/20/18–4/1/44	838,472	906,809
[3,4]	Ginnie Mae II Pool	5.000%	12/20/32–4/1/44	494,337	543,388
3	Ginnie Mae II Pool	5.500%	8/20/23–7/20/43	163,469	181,109
3	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	90,992	102,060
3	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	41,792	47,242
3	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	6,454	7,297
3	Ginnie Mae II Pool	7.500%	8/20/30	6	7
3	Ginnie Mae II Pool	8.500%	10/20/30	15	18
					24,397,745
Nonconventional Mortgage-Backed Securities (0.7%)
[2,3,5]Fannie Mae Pool		1.438%	4/1/37	2,147	2,235
[2,3,5]Fannie Mae Pool		1.961%	9/1/37	2,119	2,274
[2,3,5]Fannie Mae Pool		1.970%	1/1/35	294	303
[2,3,5]Fannie Mae Pool		2.085%	2/1/37	6	6
[2,3]	Fannie Mae Pool	2.110%	3/1/43	11,716	11,768
[2,3,5]Fannie Mae Pool		2.114%	12/1/35	9	10
[2,3,5]Fannie Mae Pool		2.121%	7/1/34	463	494
[2,3,5]Fannie Mae Pool		2.192%	10/1/34	25	26
[2,3]	Fannie Mae Pool	2.196%	9/1/42	11,040	11,306
[2,3]	Fannie Mae Pool	2.202%	6/1/43	12,419	12,297

[2,3]	Fannie Mae Pool	2.205%	6/1/42	7,160	7,363
[2,3]	Fannie Mae Pool	2.207%	12/1/41	8,029	8,362
[2,3,5]Fannie Mae Pool		2.224%	8/1/37	2,770	2,927
[2,3,5]Fannie Mae Pool		2.225%	12/1/33	875	919
[2,3,5]Fannie Mae Pool		2.234%	11/1/36	1,286	1,369
[2,3,5]Fannie Mae Pool		2.235%	6/1/37	1,765	1,864
[2,3]	Fannie Mae Pool	2.243%	10/1/42	8,280	8,449
[2,3,5]Fannie Mae Pool		2.248%	2/1/36	2,448	2,499
[2,3,5]Fannie Mae Pool		2.254%	11/1/33	657	693
[2,3]	Fannie Mae Pool	2.265%	7/1/43	13,881	13,627
[2,3,5]Fannie Mae Pool		2.273%	9/1/34	1,122	1,186
[2,3,5]Fannie Mae Pool		2.278%	8/1/35	2,573	2,750
[2,3,5]Fannie Mae Pool		2.310%	5/1/36	154	166
[2,3,5]Fannie Mae Pool		2.315%	12/1/36	42	43
[2,3,5]Fannie Mae Pool		2.366%	4/1/36	410	436
[2,3,5]Fannie Mae Pool		2.375%	2/1/36	1,325	1,421
[2,3,5]Fannie Mae Pool		2.392%	5/1/33–12/1/35	1,708	1,819
[2,3,5]Fannie Mae Pool		2.398%	1/1/37	2,488	2,682
[2,3,5]Fannie Mae Pool		2.400%	11/1/32	18	19
[2,3]	Fannie Mae Pool	2.404%	5/1/42	18,595	18,683
[2,3]	Fannie Mae Pool	2.409%	7/1/42	10,968	11,178
[2,3,5]Fannie Mae Pool		2.415%	6/1/36	53	56
[2,3,5]Fannie Mae Pool		2.437%	1/1/35	1,959	2,111
[2,3,5]Fannie Mae Pool		2.438%	7/1/35	1,381	1,453
[2,3,5]Fannie Mae Pool		2.440%	11/1/36	48	51
[2,3]	Fannie Mae Pool	2.444%	5/1/43	22,922	23,197
[2,3]	Fannie Mae Pool	2.467%	10/1/42	10,611	10,827
[2,3,5]Fannie Mae Pool		2.468%	4/1/36	1,147	1,206
[2,3,5]Fannie Mae Pool		2.488%	5/1/35	1,742	1,839
[2,3]	Fannie Mae Pool	2.514%	12/1/40	4,476	4,656
[2,3]	Fannie Mae Pool	2.520%	10/1/40	6,674	7,009
[2,3,5]Fannie Mae Pool		2.528%	1/1/37	114	120
[2,3,5]Fannie Mae Pool		2.536%	4/1/37	349	369
[2,3,5]Fannie Mae Pool		2.560%	9/1/33–11/1/33	2,122	2,308
[2,3,5]Fannie Mae Pool		2.589%	4/1/37	462	499
[2,3]	Fannie Mae Pool	2.620%	12/1/41	7,730	7,998
[2,3]	Fannie Mae Pool	2.621%	11/1/41	7,389	7,684
[2,3]	Fannie Mae Pool	2.681%	1/1/42	8,253	8,564
[2,3,5]Fannie Mae Pool		2.719%	11/1/34	1,408	1,476
[2,3]	Fannie Mae Pool	2.760%	12/1/43	7,730	7,977
[2,3]	Fannie Mae Pool	2.775%	3/1/42	9,455	9,662
[2,3]	Fannie Mae Pool	2.782%	1/1/42	6,334	6,533
[2,3,5]Fannie Mae Pool		2.811%	10/1/36	1,473	1,608
[2,3]	Fannie Mae Pool	2.815%	11/1/41	7,224	7,494
[2,3]	Fannie Mae Pool	2.827%	3/1/41	5,635	5,864
[2,3]	Fannie Mae Pool	2.920%	5/1/42	1,296	1,364
[2,3]	Fannie Mae Pool	2.922%	12/1/40	3,648	3,813
[2,3]	Fannie Mae Pool	2.997%	3/1/42	1,902	1,998
[2,3]	Fannie Mae Pool	3.014%	9/1/43	14,198	15,109
[2,3]	Fannie Mae Pool	3.036%	3/1/41	7,632	7,982
[2,3]	Fannie Mae Pool	3.084%	2/1/42	8,013	8,396
[2,3]	Fannie Mae Pool	3.085%	2/1/41	3,755	3,908
[2,3]	Fannie Mae Pool	3.128%	2/1/41	3,349	3,416
[2,3]	Fannie Mae Pool	3.138%	2/1/41	4,786	5,011
[2,3]	Fannie Mae Pool	3.162%	12/1/40	3,986	4,177
[2,3]	Fannie Mae Pool	3.213%	9/1/40	4,609	4,857
[2,3]	Fannie Mae Pool	3.224%	8/1/40	5,722	5,965
[2,3]	Fannie Mae Pool	3.236%	12/1/40	4,883	5,112

[2,3]	Fannie Mae Pool	3.261%	10/1/40	5,000	5,194
[2,3]	Fannie Mae Pool	3.262%	1/1/41	4,624	4,820
[2,3]	Fannie Mae Pool	3.291%	5/1/41	6,640	6,965
[2,3]	Fannie Mae Pool	3.293%	1/1/40	3,252	3,374
[2,3]	Fannie Mae Pool	3.296%	11/1/40	3,219	3,358
[2,3]	Fannie Mae Pool	3.306%	7/1/42	3,641	3,895
[2,3]	Fannie Mae Pool	3.333%	8/1/42	9,253	9,594
[2,3]	Fannie Mae Pool	3.420%	5/1/40	2,125	2,215
[2,3]	Fannie Mae Pool	3.427%	1/1/40	7,067	7,331
[2,3]	Fannie Mae Pool	3.432%	12/1/39	10,474	10,918
[2,3]	Fannie Mae Pool	3.483%	5/1/40	1,541	1,606
[2,3]	Fannie Mae Pool	3.505%	10/1/39	2,205	2,290
[2,3]	Fannie Mae Pool	3.531%	3/1/40	7,167	7,462
[2,3]	Fannie Mae Pool	3.543%	6/1/41	1,456	1,531
[2,3]	Fannie Mae Pool	3.562%	7/1/41	9,401	9,656
[2,3]	Fannie Mae Pool	3.573%	11/1/39	1,299	1,349
[2,3]	Fannie Mae Pool	3.580%	8/1/39	2,491	2,619
[2,3]	Fannie Mae Pool	3.608%	4/1/41	5,531	5,760
[2,3]	Fannie Mae Pool	3.666%	11/1/39	2,557	2,657
[2,3]	Fannie Mae Pool	3.696%	5/1/40	7,500	7,820
[2,3]	Fannie Mae Pool	3.743%	7/1/39	1,304	1,352
[2,3]	Fannie Mae Pool	3.744%	6/1/41	6,364	6,722
[2,3]	Fannie Mae Pool	3.816%	9/1/40	6,920	7,327
[2,3]	Fannie Mae Pool	3.830%	2/1/40	9,596	10,017
[2,3,5]Fannie Mae Pool		3.855%	4/1/37	114	120
[2,3,5]Fannie Mae Pool		3.975%	10/1/38	4,564	4,812
[2,3]	Fannie Mae Pool	4.221%	12/1/39	6,846	7,138
[2,3,5]Fannie Mae Pool		4.893%	1/1/35	8	9
[2,3]	Fannie Mae Pool	4.938%	7/1/38	925	991
[2,3]	Fannie Mae Pool	5.071%	6/1/35	18	19
[2,3,5]Fannie Mae Pool		5.134%	11/1/39	3,289	3,539
[2,3]	Fannie Mae Pool	5.135%	10/1/37	72	77
[2,3]	Fannie Mae Pool	5.177%	3/1/38	2,102	2,209
[2,3]	Fannie Mae Pool	5.228%	11/1/35	4	4
[2,3]	Fannie Mae Pool	5.245%	7/1/36	1,460	1,516
[2,3]	Fannie Mae Pool	5.259%	7/1/38	427	453
[2,3,5]Fannie Mae Pool		5.291%	8/1/39	6,717	7,217
[2,3]	Fannie Mae Pool	5.527%	5/1/36	1,053	1,111
[2,3]	Fannie Mae Pool	5.637%	4/1/37	2,097	2,237
[2,3]	Fannie Mae Pool	5.789%	10/1/37	2,359	2,536
[2,3]	Fannie Mae Pool	5.802%	12/1/37	2,188	2,367
[2,3]	Fannie Mae Pool	5.988%	7/1/37	518	548
[2,3]	Fannie Mae Pool	6.142%	10/1/37	3,725	3,924
[2,3,5]Freddie Mac Non Gold Pool		1.730%	6/1/37	1,834	1,885
[2,3,5]Freddie Mac Non Gold Pool		1.949%	3/1/37	628	652
[2,3,5]Freddie Mac Non Gold Pool		2.064%	1/1/37	2,448	2,601
[2,3,5]Freddie Mac Non Gold Pool		2.081%	5/1/37	128	136
[2,3,5]Freddie Mac Non Gold Pool		2.142%	8/1/37	99	102
[2,3,5]Freddie Mac Non Gold Pool		2.171%	7/1/35	1,696	1,797
[2,3,5]Freddie Mac Non Gold Pool		2.195%	3/1/37	134	142
[2,3,5]Freddie Mac Non Gold Pool		2.250%	6/1/35	6	7
[2,3,5]Freddie Mac Non Gold Pool		2.258%	4/1/37	46	49
[2,3,5]Freddie Mac Non Gold Pool		2.277%	12/1/36	854	896
[2,3,5]Freddie Mac Non Gold Pool		2.291%	10/1/37	1,615	1,699
[2,3,5]Freddie Mac Non Gold Pool		2.303%	3/1/37	498	525
[2,3,5]Freddie Mac Non Gold Pool		2.320%	2/1/37	484	506
[2,3,5]Freddie Mac Non Gold Pool		2.352%	1/1/35	335	365
[2,3,5]Freddie Mac Non Gold Pool		2.357%	12/1/34	1,709	1,793

[2,3,5]Freddie Mac Non Gold Pool		2.375%	11/1/34–11/1/36	5,103	5,368
[2,3,5]Freddie Mac Non Gold Pool		2.380%	12/1/36	2,411	2,535
[2,3,5]Freddie Mac Non Gold Pool		2.398%	6/1/36	11	11
[2,3,5]Freddie Mac Non Gold Pool		2.414%	12/1/35	1,490	1,581
[2,3,5]Freddie Mac Non Gold Pool		2.421%	3/1/36	15	16
[2,3,5]Freddie Mac Non Gold Pool		2.440%	12/1/34	44	46
[2,3,5]Freddie Mac Non Gold Pool		2.457%	3/1/36	45	46
[2,3,5]Freddie Mac Non Gold Pool		2.478%	6/1/37	1,889	2,032
[2,3,5]Freddie Mac Non Gold Pool		2.534%	11/1/33	5	5
[2,3,5]Freddie Mac Non Gold Pool		2.539%	8/1/37	3,720	3,952
[2,3,5]Freddie Mac Non Gold Pool		2.573%	4/1/35	175	185
[2,3]	Freddie Mac Non Gold Pool	2.575%	2/1/42	4,286	4,485
[2,3,5]Freddie Mac Non Gold Pool		2.580%	5/1/33–1/1/37	1,176	1,244
[2,3]	Freddie Mac Non Gold Pool	2.615%	11/1/43	3,645	3,742
[2,3]	Freddie Mac Non Gold Pool	2.624%	12/1/40	2,967	3,034
[2,3,5]Freddie Mac Non Gold Pool		2.625%	4/1/33	15	15
[2,3]	Freddie Mac Non Gold Pool	2.694%	11/1/40	2,905	2,969
[2,3]	Freddie Mac Non Gold Pool	2.735%	12/1/40	7,070	7,235
[2,3]	Freddie Mac Non Gold Pool	2.746%	10/1/36	1,852	1,947
[2,3]	Freddie Mac Non Gold Pool	2.762%	2/1/42	4,557	4,790
[2,3]	Freddie Mac Non Gold Pool	2.784%	1/1/41	5,955	6,058
[2,3]	Freddie Mac Non Gold Pool	2.880%	2/1/41	8,515	8,836
[2,3]	Freddie Mac Non Gold Pool	2.953%	2/1/41	1,964	2,053
[2,3]	Freddie Mac Non Gold Pool	3.058%	3/1/37	1,889	1,989
[2,3]	Freddie Mac Non Gold Pool	3.082%	6/1/41	3,417	3,553
[2,3]	Freddie Mac Non Gold Pool	3.089%	3/1/41	3,297	3,431
[2,3]	Freddie Mac Non Gold Pool	3.153%	11/1/40	5,266	5,379
[2,3]	Freddie Mac Non Gold Pool	3.238%	6/1/40	3,194	3,271
[2,3]	Freddie Mac Non Gold Pool	3.354%	6/1/41	613	623
[2,3]	Freddie Mac Non Gold Pool	3.357%	5/1/40	1,098	1,166
[2,3]	Freddie Mac Non Gold Pool	3.419%	3/1/42	5,198	5,405
[2,3]	Freddie Mac Non Gold Pool	3.445%	5/1/40	1,313	1,384
[2,3]	Freddie Mac Non Gold Pool	3.450%	8/1/40	5,905	6,050
[2,3]	Freddie Mac Non Gold Pool	3.539%	4/1/40	4,235	4,405
[2,3]	Freddie Mac Non Gold Pool	3.556%	11/1/39	7,021	7,303
[2,3]	Freddie Mac Non Gold Pool	3.584%	6/1/40	3,309	3,495
[2,3]	Freddie Mac Non Gold Pool	3.625%	6/1/40	5,590	5,803
[2,3]	Freddie Mac Non Gold Pool	3.630%	1/1/40	4,204	4,373
[2,3]	Freddie Mac Non Gold Pool	3.675%	9/1/40	5,415	5,563
[2,3]	Freddie Mac Non Gold Pool	4.028%	3/1/40	8,208	8,555
[2,3]	Freddie Mac Non Gold Pool	4.055%	12/1/39	1,029	1,079
[2,3]	Freddie Mac Non Gold Pool	4.507%	5/1/38	357	381
[2,3]	Freddie Mac Non Gold Pool	4.694%	6/1/34	8	8
[2,3]	Freddie Mac Non Gold Pool	4.743%	12/1/35	3,651	3,829
[2,3]	Freddie Mac Non Gold Pool	4.848%	3/1/37	226	226
[2,3]	Freddie Mac Non Gold Pool	5.076%	7/1/38	2,496	2,586
[2,3]	Freddie Mac Non Gold Pool	5.194%	8/1/34	4	4
[2,3]	Freddie Mac Non Gold Pool	5.237%	3/1/38	3,807	4,007
[2,3]	Freddie Mac Non Gold Pool	5.365%	1/1/38	947	1,005
[2,3]	Freddie Mac Non Gold Pool	5.476%	2/1/36	1,137	1,205
[2,3]	Freddie Mac Non Gold Pool	5.752%	9/1/37	3,357	3,582
[2,3]	Freddie Mac Non Gold Pool	5.780%	10/1/37	57	61
[2,3]	Freddie Mac Non Gold Pool	5.860%	6/1/37	2,339	2,482
[2,3]	Freddie Mac Non Gold Pool	5.863%	5/1/37	3,646	3,837
[2,3]	Freddie Mac Non Gold Pool	6.084%	12/1/36	2,161	2,269
[2,3]	Freddie Mac Non Gold Pool	6.185%	8/1/37	786	831
[3,5]	Ginnie Mae II Pool	1.625%	6/20/29	170	176
3	Ginnie Mae II Pool	2.000%	6/20/43	9,030	9,283

[3,5] Ginnie Mae II Pool		2.500%	10/20/39–1/20/42	51,574	53,737
3	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	32,299	33,740
3	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	27,256	28,714
3	Ginnie Mae II Pool	3.750%	1/20/40	3,636	3,718
[3,5]	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	38,953	40,608
3	Ginnie Mae II Pool	5.000%	7/20/38	736	766
					832,724
Total U.S. Government and Agency Obligations (Cost $72,259,129)					73,144,281
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	3,251	3,593
3	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	5,244	5,278
3	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	3,071	3,085
3	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	6,120	6,093
3	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	1,650	1,648
3	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	1,125	1,128
3	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	3,400	3,387
3	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	2,275	2,265
3	American Express Credit Account Secured
	Note Trust 2013-3	0.980%	5/15/19	1,500	1,497
3	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	1,075	1,077
3	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	1,801	1,795
3	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	1,162	1,160
3	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	2,960	2,955
3	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	1,040	1,036
3	AmeriCredit Automobile Receivables Trust
	2013-5	0.900%	9/10/18	1,200	1,195
3	AmeriCredit Automobile Receivables Trust
	2013-5	1.520%	1/8/19	600	593
3	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	850	849
3	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	550	548
3	Banc of America Commercial Mortgage Trust
	2004-3	5.380%	6/10/39	3,211	3,210
3	Banc of America Commercial Mortgage Trust
	2004-4	4.877%	7/10/42	5,877	5,914
3	Banc of America Commercial Mortgage Trust
	2005-1	5.171%	11/10/42	3,435	3,460
3	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	16,101	16,863
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	3,540	3,734
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	3,500	3,725
3	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	20,200	21,504
3	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	185	199
3	Banc of America Commercial Mortgage Trust
	2006-2	5.731%	5/10/45	11,600	12,528

3 Banc of America Commercial Mortgage Trust
2006-2	5.766%	5/10/45	3,290	3,497
3 Banc of America Commercial Mortgage Trust
2006-3	5.889%	7/10/44	689	745
3 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	25,675	27,771
3 Banc of America Commercial Mortgage Trust
2006-5	5.390%	9/10/47	320	329
3 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	11,525	12,431
3 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	2,175	2,334
3 Banc of America Commercial Mortgage Trust
2008-1	6.246%	2/10/51	21,550	24,486
6 Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,176
6 Bank of Scotland plc	5.250%	2/21/17	12,135	13,486
3 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	453	461
3 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	2,300	2,342
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	5,239	5,509
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	4,175	4,288
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR9	4.871%	9/11/42	25	26
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	2,540	2,619
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.138%	10/12/42	3,215	3,384
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.440%	3/11/39	24,500	26,109
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.712%	9/11/38	260	281
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.751%	9/11/38	5,500	5,996
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	1,625	1,776
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	22,304	23,915
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	4,525	4,901
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	8,375	9,206
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.664%	6/11/40	2,473	2,504
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.716%	6/11/40	6,275	7,023
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	21,900	24,489
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.888%	6/11/50	6,853	7,757
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	10,400	11,676
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	5,340	5,907
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	6,280	6,826

3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	15,900	17,809
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	3,822	3,840
3 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	3,603	3,581
3 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	2,445	2,441
3 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	2,446	2,456
3 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,470	1,470
3 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	2,700	2,721
3 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	1,000	994
3 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	1,000	996
3 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	3,150	3,152
3 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	785	789
3 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	590	592
3 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	36,645	39,539
3 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	10,300	11,736
3 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	2,450	2,436
3 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	3,604	3,587
3 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	1,502	1,487
3 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	3,790	3,812
3 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	2,040	2,063
3 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	1,450	1,448
3 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	550	549
3 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	1,680	1,674
3 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	1,120	1,110
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	7,000	7,377
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	17,953	18,792
3 CD 2006-CD2 Mortgage Trust	5.302%	1/15/46	680	725
3 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	10,960	11,846
3 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	8,575	9,396
3 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	13,050	14,309
3 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	18,080	20,202
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	2,007	2,127
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	1,184	1,362
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	9,483	9,326
3 Chase Issuance Trust 2006-A2	5.160%	4/16/18	14,352	15,529
3 Chase Issuance Trust 2012-A3	0.790%	6/15/17	10,512	10,526
3 Chase Issuance Trust 2012-A5	0.590%	8/15/17	5,845	5,838
3 Chase Issuance Trust 2012-A7	2.160%	9/16/24	17,440	16,325
3 Chase Issuance Trust 2013-A8	1.010%	10/15/18	10,225	10,187
3 Chase Issuance Trust 2014-A1	1.150%	1/15/19	8,000	8,005
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,143
3 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	9,185	9,585
3 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	4,650	4,828
3 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	13,301	14,252
3 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	10,600	12,065
3 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	11,546	13,087
3 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	20,125	20,328
3 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	4,650	4,647
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,450	10,548
3 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	6,990	7,266

3	Citigroup Commercial Mortgage Trust 2006-
	C4	5.783%	3/15/49	2,500	2,728
3	Citigroup Commercial Mortgage Trust 2006-
	C4	5.783%	3/15/49	12,246	13,179
3	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	3,625	3,944
3	Citigroup Commercial Mortgage Trust 2006-
	C5	5.462%	10/15/49	3,375	3,718
3	Citigroup Commercial Mortgage Trust 2007-
	C6	5.694%	12/10/49	20,075	22,333
3	Citigroup Commercial Mortgage Trust 2008-
	C7	6.133%	12/10/49	22,115	25,010
3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,450	5,296
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	2,300	2,225
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.422%	4/10/46	2,000	1,944
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	2,900	3,010
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	1,200	1,265
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	1,975	2,103
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	2,875	3,043
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	3.675%	11/10/46	875	907
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.131%	11/10/46	2,900	3,037
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.544%	11/10/46	1,150	1,212
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	5.095%	11/10/46	1,150	1,222
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	1,840	1,884
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	1,150	1,178
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	1,700	1,753
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	1,425	1,475
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	3,072	3,362
3	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.771%	5/15/46	11,775	13,003
3	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	22,221	23,229
3	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	18,355	19,782
3	COMM 2006-C7 Mortgage Trust	5.793%	6/10/46	4,025	4,334
3	COMM 2007-C9 Mortgage Trust	5.799%	12/10/49	17,413	19,594
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,485	2,448
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	2,974
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,000	4,801
[3,6] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	3,548	3,508
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	4,953
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,427
3	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,430	1,477
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,430	1,473

3	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,910	1,980
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	2,390	2,520
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,430	1,531
3	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	1,098	1,098
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,700	1,750
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,757
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,319
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,757
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,190
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	598
3	COMM 2013-CCRE13 Mortgage Trust	1.259%	10/10/46	781	781
3	COMM 2013-CCRE13 Mortgage Trust	3.039%	10/10/46	875	905
3	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/46	575	596
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	5,850	6,135
3	COMM 2013-CCRE13 Mortgage Trust	4.449%	10/10/46	1,750	1,839
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,829
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,300	2,261
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,296
3	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	4,060	4,320
3	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	1,120	1,178
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,680	1,732
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,766
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,586	4,417
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,479
3	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,375	2,455
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,877
3	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,062
3	COMM 2014-CCRE14 Mortgage Trust	4.619%	2/10/47	1,175	1,231
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,124	4,221
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,460
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,736
3	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	1,320	1,388
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,272
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,038
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,129	1,154
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	1,001
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,598
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	728
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	461
3	COMM Mortgage Trust COMM_14-LC15	2.840%	4/10/47	1,675	1,712
3	COMM Mortgage Trust COMM_14-LC15	4.006%	4/10/47	3,950	4,075
3	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	23,400	23,776
3	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	3,850	3,953
3	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	18,908	19,978
3	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	4,475	4,746
3	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	2,542	2,755
3	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	1,625	1,757
[3,6] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	3,283	3,418
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	4,435	4,719
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	7,675	8,259
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	17,565	18,658
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.792%	6/15/38	17,828	19,250

3 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.792%	6/15/38	4,266	4,638
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C4	5.509%	9/15/39	1,725	1,862
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C5	5.311%	12/15/39	15,020	16,259
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	6,039	6,522
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C3	5.678%	6/15/39	16,626	18,111
3 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	12,543	12,802
3 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	4,724	4,846
3 CSFB Commercial Mortgage Trust 2005-C3	4.645%	7/15/37	31	32
3 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	3,400	3,535
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	18,127	18,913
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	1,565	1,661
3 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	3,290	3,436
3 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	14,891	16,912
Federal Housing Administration	7.430%	10/1/20	1	2
3 Fifth Third Auto 2014-1	0.680%	4/16/18	3,400	3,394
3 Fifth Third Auto 2014-1	1.140%	10/15/20	2,275	2,264
3 Ford Credit Auto Lease Trust 2013-B	0.760%	9/15/16	1,200	1,198
3 Ford Credit Auto Lease Trust 2013-B	0.960%	10/15/16	850	847
3 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	2,225	2,225
3 Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	850	849
3 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,575	1,572
3 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	1,550	1,553
3 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	1,168	1,177
3 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	6,825	6,884
3 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	757	759
3 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	4,608	4,612
3 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	3,000	3,000
3 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	1,500	1,499
3 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	3,539	3,543
3 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	1,180	1,188
3 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	3,400	3,393
3 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	550	549
3 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	3,150	3,152
3 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	600	601
3 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	4,675	4,722
3 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	5,400	5,380
3 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	6,545	6,354
3 GE Commercial Mortgage Corp. Series 2005-
C1 Trust	4.578%	6/10/48	172	174
3 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	9,275	9,696
3 GE Commercial Mortgage Corp. Series 2005-
C4 Trust	5.309%	11/10/45	7,048	7,469
3 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.278%	3/10/44	21,844	23,191
3 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.278%	3/10/44	6,675	7,245
3 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	5,925	6,458

3 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	4,150	4,225
3 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,650	1,712
3 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	6,429	6,465
3 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	326	326
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,665	14,595
3 GS Mortgage Securities Trust 2006-GG6	5.610%	4/10/38	4,750	5,139
3 GS Mortgage Securities Trust 2007-GG10	5.819%	8/10/45	1,025	1,136
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,336
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,500	12,682
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,475	7,533
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,530	5,259
3 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	3,908
3 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,479
3 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,182	4,057
3 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,733
3 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,055	2,125
3 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,470	1,541
3 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,746
3 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,600	2,692
3 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,150
3 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,615
3 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	3,048	3,044
3 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	5,950	6,197
3 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,055
3 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	1,969	1,973
3 Honda Auto Receivables 2012-1 Owner Trust	0.970%	4/16/18	1,025	1,029
3 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	5,500	5,484
3 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	6,002	6,000
3 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	4,802	4,786
3 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	1,718	1,711
3 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	1,718	1,708
3 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	1,975	1,971
3 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	1,650	1,656
3 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	3,413	3,406
3 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	1,707	1,699
3 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	2,575	2,572
3 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	3,058	3,055
3 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	5,096	5,091
3 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	4,800	4,795
3 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	2,400	2,399
3 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	1,730	1,735
3 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	2,890	2,918
3 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	2,520	2,528
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	2,062	2,062
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.899%	1/12/37	540	549
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	339	338
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.632%	6/12/41	14,342	14,450
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.390%	8/12/37	2,000	2,069
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.281%	1/12/43	1,750	1,861

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.738%	7/15/42	940	976
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	2,375	2,473
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	11,892	12,419
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.240%	12/15/44	7,144	7,523
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.282%	12/15/44	4,250	4,575
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.361%	12/15/44	1,390	1,479
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.453%	12/12/44	3,300	3,540
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	7,121	7,802
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	3,574	3,840
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	19,218	20,767
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	3,300	3,637
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	4,525	4,966
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	10,665	11,689
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	28,300	31,509
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.904%	2/12/51	3,350	3,812
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.815%	6/15/49	8,035	8,901
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	13,170	14,697
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	9,250	9,293
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	6,675	6,415
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,607
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,593
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,314	2,265
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,700
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,600	1,659
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,364
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	3,100	3,254
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,699
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.944%	12/15/46	1,600	1,701
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	2,678	2,576

3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,776	1,800
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.027%	7/15/45	1,184	1,221
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,680	1,759
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	4,470	4,687
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	1,260	1,320
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	982	982
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	4,200	4,327
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	420	435
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	2,940	3,069
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	1,680	1,755
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	2,200	2,281
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,650	1,711
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	5,500	5,756
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	1,100	1,158
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.887%	1/15/47	1,650	1,719
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	5,990	6,198
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	1,173	1,217
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.809%	2/15/47	1,422	1,483
3 LB Commercial Mortgage Trust 2007-C3	5.868%	7/15/44	660	739
3 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	15,981	16,157
3 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	7,460	7,599
3 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	4,395	4,546
3 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	1,625	1,699
3 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	17,600	18,368
3 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	4,599	4,899
3 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	28,942	30,928
3 LB-UBS Commercial Mortgage Trust 2006-C4	5.833%	6/15/38	9,730	10,537
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	13,351	14,537
3 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,175	1,300
3 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	2,288	2,489
3 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	3,125	3,390
3 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	5,650	6,193
3 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	10,393	11,410
3 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	13,298	14,879
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	3,020	3,465
3 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	22,075	25,184
3 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	550	546
3 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	1,180	1,185

3 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	1,180	1,179
3 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	1,915	2,008
3 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	19,416	20,698
3 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	2,500	2,567
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	14,050	15,131
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	1,825	1,984
3 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	2,865	3,137
3 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	23,068	25,453
3 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	16,908	18,877
3 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	21,125	22,905
3 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	3,660	3,960
3 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	2,496	2,726
3 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	14,713	15,919
3 ML-CFC Commercial Mortgage Trust 2007-8	5.857%	8/12/49	795	801
3 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	1,313	1,312
3 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	14,675	16,312
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	3,025	2,969
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	3,000	2,868
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.083%	7/15/46	8,000	8,305
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.219%	8/15/46	1,680	1,772
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.419%	8/15/46	840	881
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	2,340	2,417
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	2,340	2,468
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	1,750	1,800
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	3,500	3,605
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.745%	11/15/46	1,750	1,839
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	3,011	2,880
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	599	574
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	3,475	3,361
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	1,800	1,754
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	2,475	2,393
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	1,800	1,753
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	1,581	1,575
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	2,200	2,252
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	4,475	4,631
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	4,475	4,625

3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.646%	2/15/47	1,600	1,673
3 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	2,221	2,243
3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	6,038	6,084
3 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	2,669	2,684
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	2,650	2,715
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	26,760	27,652
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	3,730	3,883
3 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	14,287	14,975
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	20,980	21,915
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	3,295	3,388
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	8,920	9,087
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	1,350	1,377
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	3,115	3,213
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	5,829	6,344
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	7,400	8,168
3 Morgan Stanley Capital I Trust 2006-HQ8	5.418%	3/12/44	20,354	21,665
3 Morgan Stanley Capital I Trust 2006-HQ8	5.467%	3/12/44	4,875	5,243
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	4,596	5,036
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	4,100	4,413
3 Morgan Stanley Capital I Trust 2006-IQ11	5.644%	10/15/42	7,007	7,438
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	700	758
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	4,325	4,518
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	11,227	12,216
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	6,200	6,658
3 Morgan Stanley Capital I Trust 2006-TOP23	5.811%	8/12/41	2,175	2,383
3 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	1,158	1,198
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	14,295	15,738
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	13,528	15,076
3 Morgan Stanley Capital I Trust 2007-IQ16	6.085%	12/12/49	4,675	5,294
3 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	2,395	2,623
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	4,525	4,935
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	20,815	23,291
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	5,075	5,657
3 Morgan Stanley Capital I Trust 2008-TOP29	6.281%	1/11/43	24,385	28,046
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	6,997
3 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	4,945	4,932
3 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	5,419	5,424
3 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	10,750	10,713
3 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	2,360	2,359
3 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	1,770	1,775
3 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	2,800	2,794
3 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	1,600	1,599
3 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	1,975	1,975
3 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	2,250	2,251
6 Northern Rock Asset Management plc	5.625%	6/22/17	33,225	37,245
3 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	29,052	31,012
6 Royal Bank of Canada	3.125%	4/14/15	9,325	9,593
3 Royal Bank of Canada	0.625%	12/5/16	9,010	9,023
3 Royal Bank of Canada	1.200%	9/19/18	11,315	11,226
3 Royal Bank of Canada	2.000%	10/1/19	20,000	20,029
3 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	4,817	4,818
3 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	5,778	5,783
3 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	3,000	3,001

3 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	1,750	1,757
3 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	1,250	1,251
3 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	2,600	2,600
3 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.551%	8/15/39	3,285	3,471
3 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	10,815	10,859
3 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	1,150	1,149
3 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	1,625	1,625
3 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	3,825	3,831
3 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	1,250	1,248
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	4,636	4,550
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	2,875	2,827
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	1,150	1,122
3 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	1,675	1,671
3 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	1,150	1,145
3 Volkswagen Auto Lease Trust	0.800%	4/20/17	1,120	1,115
3 Volkswagen Auto Lease Trust	0.990%	7/20/18	1,120	1,113
3 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	12,366	12,407
3 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	1,750	1,747
3 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	875	864
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.398%	7/15/41	5,036	5,063
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	18,725	19,022
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	15,219	15,660
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	1,700	1,750
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	13,716	14,199
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	1,480	1,550
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	3,325	3,462
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	6,254	6,520
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	1,340	1,396
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	17,315	18,196
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.289%	12/15/44	23,040	24,309
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.339%	12/15/44	790	841
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.722%	5/15/43	15,821	16,951
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.962%	6/15/45	1,300	1,427

3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	9,267	9,943
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,225	2,424
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	3,675	3,557
3 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	3,000	2,877
3 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,536
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,005
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,544
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,021
3 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,125	5,888
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	4,148	4,034
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,733	1,697
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	820	810
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	3,436	3,303
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	673	653
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	6,000	5,917
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	3,000	2,916
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	1,120	1,169
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	4,470	4,687
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	1,120	1,165
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	2,100	2,199
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,250	1,318
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,250	1,335
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,100	2,243
3 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	1,150	1,184
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	1,150	1,183
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	1,450	1,505
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	1,150	1,185
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	1,150	1,194
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	1,150	1,192
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	2,300	2,375
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	5,010	5,235

3 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	575	598
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.676%	12/15/46	862	900
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	2,900	2,994
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,750	1,799
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	2,350	2,442
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.634%	3/15/46	575	599
3 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	1,250	1,250
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	950	978
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	1,250	1,287
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	2,825	2,910
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	950	978
3 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	2,205	2,202
3 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	1,120	1,150
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	2,800	2,867
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	6,720	6,949
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	2,800	2,905
3 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	3,367	3,367
3 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	1,975	1,968
3 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	825	824
3 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	2,860	2,873
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,765,973)				2,947,467
Corporate Bonds (25.1%)
Finance (8.2%)
Banking (5.3%)
Abbey National Treasury Services plc	4.000%	4/27/16	8,300	8,810
Abbey National Treasury Services plc	1.375%	3/13/17	9,000	9,003
Abbey National Treasury Services plc	3.050%	8/23/18	8,275	8,530
Abbey National Treasury Services plc	4.000%	3/13/24	6,000	6,063
American Express Bank FSB	6.000%	9/13/17	1,750	2,010
American Express Centurion Bank	5.950%	6/12/17	2,700	3,072
American Express Centurion Bank	6.000%	9/13/17	13,425	15,410
American Express Co.	5.500%	9/12/16	3,125	3,462
American Express Co.	6.150%	8/28/17	5,605	6,458
American Express Co.	7.000%	3/19/18	59,042	70,239
American Express Co.	2.650%	12/2/22	381	362
American Express Co.	4.050%	12/3/42	940	867
3 American Express Co.	6.800%	9/1/66	5,415	5,848
American Express Credit Corp.	1.750%	6/12/15	775	787
American Express Credit Corp.	2.750%	9/15/15	750	773
American Express Credit Corp.	2.800%	9/19/16	36,860	38,476

American Express Credit Corp.	2.375%	3/24/17	2,550	2,640
American Express Credit Corp.	2.125%	7/27/18	875	879
American Express Credit Corp.	2.125%	3/18/19	5,400	5,379
Associates Corp. of North America	6.950%	11/1/18	161	192
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	8,350	8,387
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,645
Australia & New Zealand Banking Group, Ltd.	1.250%	1/10/17	6,885	6,896
Bancolombia SA	4.250%	1/12/16	11,910	12,423
Bancolombia SA	5.950%	6/3/21	5,725	6,106
Bank of America Corp.	4.500%	4/1/15	25,760	26,730
Bank of America Corp.	4.750%	8/1/15	245	258
Bank of America Corp.	3.700%	9/1/15	3,250	3,379
Bank of America Corp.	1.500%	10/9/15	8,625	8,706
Bank of America Corp.	5.250%	12/1/15	4,375	4,665
Bank of America Corp.	1.250%	1/11/16	10,425	10,487
Bank of America Corp.	3.625%	3/17/16	11,200	11,761
Bank of America Corp.	3.750%	7/12/16	10,325	10,928
Bank of America Corp.	6.500%	8/1/16	27,700	31,017
Bank of America Corp.	5.750%	8/15/16	11,495	12,603
Bank of America Corp.	5.625%	10/14/16	6,370	7,041
Bank of America Corp.	1.350%	11/21/16	5,200	5,209
Bank of America Corp.	5.420%	3/15/17	14,300	15,753
Bank of America Corp.	3.875%	3/22/17	13,500	14,402
Bank of America Corp.	6.000%	9/1/17	2,560	2,906
Bank of America Corp.	5.750%	12/1/17	12,250	13,853
Bank of America Corp.	2.000%	1/11/18	30,800	30,714
Bank of America Corp.	5.650%	5/1/18	59,725	67,602
Bank of America Corp.	2.600%	1/15/19	22,750	22,835
Bank of America Corp.	2.650%	4/1/19	6,475	6,491
Bank of America Corp.	7.625%	6/1/19	26,370	32,406
Bank of America Corp.	5.625%	7/1/20	55,065	62,711
Bank of America Corp.	5.875%	1/5/21	2,800	3,235
Bank of America Corp.	5.000%	5/13/21	7,150	7,875
Bank of America Corp.	5.700%	1/24/22	8,900	10,167
Bank of America Corp.	3.300%	1/11/23	18,300	17,619
Bank of America Corp.	4.125%	1/22/24	13,200	13,340
Bank of America Corp.	4.000%	4/1/24	11,525	11,504
Bank of America Corp.	5.875%	2/7/42	19,274	22,221
Bank of America Corp.	5.000%	1/21/44	27,025	27,504
Bank of America Corp.	4.875%	4/1/44	7,225	7,258
Bank of America NA	1.125%	11/14/16	8,750	8,728
Bank of America NA	5.300%	3/15/17	17,335	19,084
Bank of America NA	6.100%	6/15/17	15,575	17,532
Bank of America NA	6.000%	10/15/36	8,325	9,954
Bank of Montreal	0.800%	11/6/15	7,825	7,861
Bank of Montreal	1.300%	7/15/16	7,425	7,498
Bank of Montreal	2.500%	1/11/17	18,460	19,116
Bank of Montreal	1.400%	9/11/17	1,675	1,668
Bank of Montreal	1.450%	4/9/18	350	345
Bank of Montreal	2.375%	1/25/19	6,575	6,616
Bank of Montreal	2.550%	11/6/22	12,450	11,745
Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,320
Bank of New York Mellon Corp.	2.300%	7/28/16	4,673	4,832
Bank of New York Mellon Corp.	2.400%	1/17/17	20,010	20,676
Bank of New York Mellon Corp.	1.969%	6/20/17	6,900	7,029
Bank of New York Mellon Corp.	1.300%	1/25/18	3,250	3,190
Bank of New York Mellon Corp.	2.100%	1/15/19	17,100	16,994
Bank of New York Mellon Corp.	2.200%	3/4/19	6,643	6,647

Bank of New York Mellon Corp.	5.450%	5/15/19	4,645	5,314
Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,340
Bank of New York Mellon Corp.	3.550%	9/23/21	4,970	5,164
Bank of New York Mellon Corp.	3.650%	2/4/24	1,800	1,813
Bank of New York Mellon Corp.	3.950%	11/18/25	6,525	6,764
Bank of Nova Scotia	2.050%	10/7/15	500	511
Bank of Nova Scotia	0.750%	10/9/15	13,050	13,101
Bank of Nova Scotia	2.900%	3/29/16	750	782
Bank of Nova Scotia	1.375%	7/15/16	25,600	25,899
Bank of Nova Scotia	1.100%	12/13/16	12,000	12,047
Bank of Nova Scotia	2.550%	1/12/17	12,060	12,482
Bank of Nova Scotia	1.375%	12/18/17	9,925	9,837
Bank of Nova Scotia	2.050%	10/30/18	16,475	16,420
Bank of Nova Scotia	4.375%	1/13/21	1,400	1,537
Bank One Capital III	8.750%	9/1/30	1,975	2,635
Bank One Corp.	4.900%	4/30/15	6,075	6,343
Bank One Corp.	7.625%	10/15/26	2,055	2,628
Bank One Corp.	8.000%	4/29/27	2,500	3,284
Barclays Bank plc	2.750%	2/23/15	12,225	12,426
Barclays Bank plc	3.900%	4/7/15	750	775
Barclays Bank plc	5.000%	9/22/16	12,100	13,253
Barclays Bank plc	2.500%	2/20/19	7,000	7,030
Barclays Bank plc	6.750%	5/22/19	9,550	11,466
Barclays Bank plc	5.125%	1/8/20	21,725	24,326
Barclays Bank plc	5.140%	10/14/20	1,530	1,629
BB&T Corp.	5.200%	12/23/15	6,177	6,619
BB&T Corp.	3.200%	3/15/16	4,018	4,199
BB&T Corp.	3.950%	4/29/16	750	797
BB&T Corp.	2.150%	3/22/17	6,145	6,282
BB&T Corp.	4.900%	6/30/17	1,225	1,343
BB&T Corp.	1.600%	8/15/17	4,375	4,387
BB&T Corp.	1.450%	1/12/18	3,875	3,823
BB&T Corp.	2.050%	6/19/18	11,805	11,806
BB&T Corp.	2.250%	2/1/19	2,775	2,774
BB&T Corp.	6.850%	4/30/19	3,754	4,538
BB&T Corp.	5.250%	11/1/19	5,240	5,891
BBVA US Senior SAU	4.664%	10/9/15	19,400	20,389
Bear Stearns Cos. LLC	5.300%	10/30/15	6,440	6,888
Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	23,447
Bear Stearns Cos. LLC	6.400%	10/2/17	19,730	22,769
Bear Stearns Cos. LLC	7.250%	2/1/18	24,938	29,711
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,810
BNP Paribas SA	3.600%	2/23/16	25,175	26,445
BNP Paribas SA	1.250%	12/12/16	14,850	14,854
BNP Paribas SA	2.375%	9/14/17	19,920	20,386
BNP Paribas SA	2.700%	8/20/18	4,275	4,363
BNP Paribas SA	2.400%	12/12/18	12,075	12,071
BNP Paribas SA	2.450%	3/17/19	3,525	3,532
BNP Paribas SA	5.000%	1/15/21	41,875	46,511
BPCE SA	1.625%	2/10/17	8,500	8,536
BPCE SA	2.500%	12/10/18	8,475	8,510
Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,445
Branch Banking & Trust Co.	1.050%	12/1/16	10,300	10,313
Branch Banking & Trust Co.	2.300%	10/15/18	8,200	8,265
Canadian Imperial Bank of Commerce	0.900%	10/1/15	4,450	4,484
Canadian Imperial Bank of Commerce	2.350%	12/11/15	10,656	10,974
Canadian Imperial Bank of Commerce	1.350%	7/18/16	5,600	5,659
Capital One Bank USA NA	1.150%	11/21/16	2,800	2,801

Capital One Bank USA NA	2.150%	11/21/18	4,700	4,670
Capital One Bank USA NA	8.800%	7/15/19	5,450	6,981
Capital One Bank USA NA	3.375%	2/15/23	19,455	18,791
Capital One Financial Corp.	5.500%	6/1/15	8,892	9,373
Capital One Financial Corp.	3.150%	7/15/16	15,300	16,043
Capital One Financial Corp.	6.150%	9/1/16	8,034	8,970
Capital One Financial Corp.	6.750%	9/15/17	9,900	11,542
Capital One Financial Corp.	4.750%	7/15/21	8,025	8,787
Capital One Financial Corp.	3.500%	6/15/23	3,657	3,591
[3,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,884
Citigroup Inc.	2.650%	3/2/15	2,275	2,317
Citigroup Inc.	4.750%	5/19/15	1,907	1,990
Citigroup Inc.	4.700%	5/29/15	4,125	4,309
Citigroup Inc.	2.250%	8/7/15	11,450	11,662
Citigroup Inc.	4.587%	12/15/15	1,325	1,407
Citigroup Inc.	5.300%	1/7/16	19,120	20,530
Citigroup Inc.	1.250%	1/15/16	550	552
Citigroup Inc.	1.300%	4/1/16	6,800	6,822
Citigroup Inc.	3.953%	6/15/16	11,050	11,713
Citigroup Inc.	1.700%	7/25/16	10,475	10,598
Citigroup Inc.	5.850%	8/2/16	550	608
Citigroup Inc.	1.300%	11/15/16	4,475	4,476
Citigroup Inc.	4.450%	1/10/17	22,895	24,692
Citigroup Inc.	5.500%	2/15/17	9,145	10,096
Citigroup Inc.	1.350%	3/10/17	5,000	4,977
Citigroup Inc.	6.000%	8/15/17	23,013	26,097
Citigroup Inc.	6.125%	11/21/17	20,890	23,908
Citigroup Inc.	1.750%	5/1/18	15,550	15,281
Citigroup Inc.	6.125%	5/15/18	22,570	25,955
Citigroup Inc.	2.500%	9/26/18	28,363	28,547
Citigroup Inc.	8.500%	5/22/19	27,502	35,017
Citigroup Inc.	5.375%	8/9/20	29,026	32,704
Citigroup Inc.	4.500%	1/14/22	24,869	26,249
Citigroup Inc.	4.050%	7/30/22	5,075	5,095
Citigroup Inc.	3.375%	3/1/23	8,675	8,384
Citigroup Inc.	3.500%	5/15/23	3,000	2,826
Citigroup Inc.	3.875%	10/25/23	3,050	3,026
Citigroup Inc.	5.500%	9/13/25	15,475	16,458
Citigroup Inc.	6.625%	6/15/32	2,265	2,602
Citigroup Inc.	5.875%	2/22/33	17,845	18,892
Citigroup Inc.	6.000%	10/31/33	7,270	7,833
Citigroup Inc.	5.850%	12/11/34	3,069	3,486
Citigroup Inc.	6.125%	8/25/36	10,175	11,132
Citigroup Inc.	5.875%	5/29/37	3,801	4,336
Citigroup Inc.	6.875%	3/5/38	10,070	12,945
Citigroup Inc.	8.125%	7/15/39	15,515	22,237
Citigroup Inc.	5.875%	1/30/42	9,605	11,009
Citigroup Inc.	6.675%	9/13/43	10,000	11,612
Comerica Bank	5.750%	11/21/16	10,775	12,086
Comerica Bank	5.200%	8/22/17	4,600	5,108
Comerica Inc.	4.800%	5/1/15	3,225	3,357
Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,807
Commonwealth Bank of Australia	1.250%	9/18/15	11,075	11,189
Commonwealth Bank of Australia	1.900%	9/18/17	4,200	4,253
Commonwealth Bank of Australia	2.500%	9/20/18	2,425	2,463
Commonwealth Bank of Australia	2.250%	3/13/19	3,000	2,984
Compass Bank	6.400%	10/1/17	1,875	2,068

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,050	5,172
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	28,740	30,466
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	12,050	11,957
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	18,000	17,954
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	20,475	22,184
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	21,070	21,794
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	10,400	10,345
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	3,750	3,854
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	6,595	7,120
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	3,600	3,923
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	8.400%	11/29/49	125	139
Countrywide Financial Corp.	6.250%	5/15/16	1,900	2,091
Credit Suisse	6.000%	2/15/18	3,400	3,889
Credit Suisse	5.300%	8/13/19	12,675	14,386
Credit Suisse	5.400%	1/14/20	4,636	5,148
Credit Suisse	4.375%	8/5/20	17,492	18,895
Credit Suisse USA Inc.	5.125%	8/15/15	26,780	28,403
Credit Suisse USA Inc.	5.375%	3/2/16	175	190
Credit Suisse USA Inc.	7.125%	7/15/32	8,879	12,023
Deutsche Bank AG	3.450%	3/30/15	10,300	10,601
Deutsche Bank AG	3.250%	1/11/16	20,525	21,397
Deutsche Bank AG	1.400%	2/13/17	1,625	1,626
Deutsche Bank AG	6.000%	9/1/17	17,281	19,688
Deutsche Bank AG	2.500%	2/13/19	1,700	1,706
3 Deutsche Bank AG	4.296%	5/24/28	14,525	13,724
Discover Bank	2.000%	2/21/18	5,500	5,480
Discover Bank	4.200%	8/8/23	12,275	12,587
Discover Bank	4.250%	3/13/26	2,150	2,149
Discover Financial Services	6.450%	6/12/17	1,825	2,070
Discover Financial Services	5.200%	4/27/22	917	982
Discover Financial Services	3.850%	11/21/22	9,195	9,040
Fifth Third Bancorp	3.625%	1/25/16	16,800	17,635
Fifth Third Bancorp	5.450%	1/15/17	10,255	11,324
Fifth Third Bancorp	4.500%	6/1/18	1,535	1,661
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,826
Fifth Third Bancorp	4.300%	1/16/24	3,000	3,035
Fifth Third Bancorp	8.250%	3/1/38	6,050	8,489
Fifth Third Bank	1.150%	11/18/16	2,975	2,986
First Horizon National Corp.	5.375%	12/15/15	13,850	14,747
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,917
First Niagara Financial Group Inc.	7.250%	12/15/21	2,075	2,375
FirstMerit Corp.	4.350%	2/4/23	2,250	2,297
Goldman Sachs Capital I	6.345%	2/15/34	16,255	16,773
Goldman Sachs Group Inc.	5.125%	1/15/15	18,385	19,037
Goldman Sachs Group Inc.	3.300%	5/3/15	450	462
Goldman Sachs Group Inc.	3.700%	8/1/15	17,650	18,319
Goldman Sachs Group Inc.	1.600%	11/23/15	6,475	6,546

Goldman Sachs Group Inc.	5.350%	1/15/16	23,620	25,430
Goldman Sachs Group Inc.	3.625%	2/7/16	23,565	24,674
Goldman Sachs Group Inc.	5.750%	10/1/16	4,650	5,162
Goldman Sachs Group Inc.	5.625%	1/15/17	20,135	22,220
Goldman Sachs Group Inc.	6.250%	9/1/17	27,800	31,732
Goldman Sachs Group Inc.	5.950%	1/18/18	41,610	47,196
Goldman Sachs Group Inc.	2.375%	1/22/18	20,300	20,438
Goldman Sachs Group Inc.	6.150%	4/1/18	23,543	26,909
Goldman Sachs Group Inc.	2.900%	7/19/18	20,625	21,037
Goldman Sachs Group Inc.	2.625%	1/31/19	10,000	9,971
Goldman Sachs Group Inc.	7.500%	2/15/19	5,990	7,245
Goldman Sachs Group Inc.	5.375%	3/15/20	33,280	37,179
Goldman Sachs Group Inc.	6.000%	6/15/20	18,895	21,726
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	7,205
Goldman Sachs Group Inc.	5.750%	1/24/22	47,569	53,946
Goldman Sachs Group Inc.	3.625%	1/22/23	24,725	24,343
Goldman Sachs Group Inc.	4.000%	3/3/24	23,500	23,361
Goldman Sachs Group Inc.	5.950%	1/15/27	15,781	17,101
Goldman Sachs Group Inc.	6.125%	2/15/33	17,611	20,470
Goldman Sachs Group Inc.	6.450%	5/1/36	16,045	17,660
Goldman Sachs Group Inc.	6.750%	10/1/37	30,341	34,713
Goldman Sachs Group Inc.	6.250%	2/1/41	19,142	22,666
HSBC Bank USA NA	6.000%	8/9/17	775	874
HSBC Bank USA NA	4.875%	8/24/20	15,615	16,949
HSBC Bank USA NA	5.875%	11/1/34	3,850	4,362
HSBC Bank USA NA	5.625%	8/15/35	1,645	1,810
HSBC Holdings plc	5.100%	4/5/21	38,715	43,369
HSBC Holdings plc	4.875%	1/14/22	475	520
HSBC Holdings plc	4.000%	3/30/22	4,745	4,925
HSBC Holdings plc	7.625%	5/17/32	925	1,192
HSBC Holdings plc	7.350%	11/27/32	2,040	2,586
HSBC Holdings plc	6.500%	5/2/36	26,720	31,420
HSBC Holdings plc	6.500%	9/15/37	19,150	22,686
HSBC Holdings plc	6.800%	6/1/38	15,910	19,499
HSBC Holdings plc	6.100%	1/14/42	770	935
HSBC Holdings plc	5.250%	3/14/44	10,000	10,066
HSBC USA Inc.	1.625%	1/16/18	14,550	14,448
HSBC USA Inc.	5.000%	9/27/20	6,000	6,530
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,986
Huntington National Bank	1.350%	8/2/16	1,125	1,132
Huntington National Bank	1.300%	11/20/16	4,525	4,547
Intesa Sanpaolo SPA	3.125%	1/15/16	13,900	14,224
Intesa Sanpaolo SPA	2.375%	1/13/17	9,025	9,049
Intesa Sanpaolo SPA	3.875%	1/16/18	10,350	10,707
Intesa Sanpaolo SPA	3.875%	1/15/19	15,075	15,350
Intesa Sanpaolo SPA	5.250%	1/12/24	10,375	10,688
JPMorgan Chase & Co.	4.750%	3/1/15	18,150	18,840
JPMorgan Chase & Co.	1.875%	3/20/15	11,025	11,171
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	5,838
JPMorgan Chase & Co.	3.400%	6/24/15	31,975	33,041
JPMorgan Chase & Co.	5.150%	10/1/15	5,165	5,489
JPMorgan Chase & Co.	1.100%	10/15/15	17,775	17,858
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	15,844
JPMorgan Chase & Co.	3.450%	3/1/16	13,700	14,352
JPMorgan Chase & Co.	3.150%	7/5/16	42,950	44,963
JPMorgan Chase & Co.	6.125%	6/27/17	5,760	6,558
JPMorgan Chase & Co.	2.000%	8/15/17	24,900	25,189
JPMorgan Chase & Co.	6.000%	1/15/18	19,620	22,499

JPMorgan Chase & Co.	1.800%	1/25/18	8,775	8,760
JPMorgan Chase & Co.	1.625%	5/15/18	35,625	35,007
JPMorgan Chase & Co.	2.350%	1/28/19	10,000	10,011
JPMorgan Chase & Co.	6.300%	4/23/19	22,995	26,993
JPMorgan Chase & Co.	4.400%	7/22/20	4,375	4,715
JPMorgan Chase & Co.	4.250%	10/15/20	3,540	3,791
JPMorgan Chase & Co.	4.625%	5/10/21	500	546
JPMorgan Chase & Co.	4.350%	8/15/21	8,875	9,532
JPMorgan Chase & Co.	4.500%	1/24/22	20,000	21,564
JPMorgan Chase & Co.	3.250%	9/23/22	15,045	14,823
JPMorgan Chase & Co.	3.200%	1/25/23	2,834	2,746
JPMorgan Chase & Co.	3.375%	5/1/23	3,700	3,503
JPMorgan Chase & Co.	3.875%	2/1/24	4,450	4,480
JPMorgan Chase & Co.	6.400%	5/15/38	49,864	61,797
JPMorgan Chase & Co.	5.500%	10/15/40	30,719	34,242
JPMorgan Chase & Co.	5.600%	7/15/41	11,745	13,309
JPMorgan Chase & Co.	5.400%	1/6/42	7,550	8,319
JPMorgan Chase & Co.	5.625%	8/16/43	11,675	12,628
JPMorgan Chase & Co.	4.850%	2/1/44	16,700	17,082
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,788
JPMorgan Chase Bank NA	6.000%	7/5/17	825	936
JPMorgan Chase Bank NA	6.000%	10/1/17	5,765	6,568
KeyBank NA	5.800%	7/1/14	2,825	2,862
KeyBank NA	4.950%	9/15/15	4,675	4,961
KeyBank NA	5.450%	3/3/16	6,275	6,814
KeyBank NA	1.650%	2/1/18	19,265	19,133
KeyBank NA	6.950%	2/1/28	1,200	1,466
KeyCorp	5.100%	3/24/21	925	1,035
Lloyds Bank plc	4.875%	1/21/16	3,625	3,893
Lloyds Bank plc	4.200%	3/28/17	700	757
Lloyds Bank plc	2.300%	11/27/18	8,850	8,859
Lloyds Bank plc	6.375%	1/21/21	10,425	12,558
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,897
Manufacturers & Traders Trust Co.	2.300%	1/30/19	8,450	8,443
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	75	77
MBNA Corp.	5.000%	6/15/15	4,775	5,013
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	5,139
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,600	6,210
Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,365	16,493
Merrill Lynch & Co. Inc.	6.875%	4/25/18	59,559	70,175
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,410	1,644
Merrill Lynch & Co. Inc.	6.875%	11/15/18	575	685
Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,575	6,235
Merrill Lynch & Co. Inc.	7.750%	5/14/38	25,353	33,389
Morgan Stanley	6.000%	4/28/15	24,710	26,091
Morgan Stanley	4.000%	7/24/15	3,750	3,907
Morgan Stanley	5.375%	10/15/15	6,500	6,943
Morgan Stanley	3.450%	11/2/15	9,325	9,694
Morgan Stanley	1.750%	2/25/16	5,625	5,703
Morgan Stanley	3.800%	4/29/16	1,175	1,239
Morgan Stanley	5.750%	10/18/16	17,680	19,649
Morgan Stanley	5.450%	1/9/17	14,785	16,330
Morgan Stanley	4.750%	3/22/17	21,893	23,896
Morgan Stanley	5.550%	4/27/17	11,000	12,269
Morgan Stanley	6.250%	8/28/17	2,510	2,873
Morgan Stanley	5.950%	12/28/17	18,875	21,506
Morgan Stanley	6.625%	4/1/18	36,185	42,221
Morgan Stanley	2.125%	4/25/18	29,275	29,228

Morgan Stanley	2.500%	1/24/19	12,262	12,203
Morgan Stanley	7.300%	5/13/19	24,619	29,838
Morgan Stanley	5.625%	9/23/19	45,250	51,456
Morgan Stanley	5.500%	7/24/20	1,245	1,405
Morgan Stanley	5.750%	1/25/21	26,850	30,722
Morgan Stanley	5.500%	7/28/21	8,550	9,644
Morgan Stanley	4.875%	11/1/22	6,775	7,130
Morgan Stanley	3.750%	2/25/23	20,725	20,627
Morgan Stanley	4.100%	5/22/23	16,075	15,890
Morgan Stanley	5.000%	11/24/25	13,750	14,137
Morgan Stanley	6.250%	8/9/26	9,825	11,674
Morgan Stanley	7.250%	4/1/32	7,527	9,834
Morgan Stanley	6.375%	7/24/42	15,838	19,292
Murray Street Investment Trust I	4.647%	3/9/17	16,188	17,512
National Australia Bank Ltd.	1.600%	8/7/15	5,575	5,647
National Australia Bank Ltd.	0.900%	1/20/16	1,075	1,082
National Australia Bank Ltd.	1.300%	7/25/16	10,450	10,536
National Australia Bank Ltd.	2.750%	3/9/17	2,645	2,758
National Australia Bank Ltd.	2.300%	7/25/18	10,850	10,936
National Australia Bank Ltd.	3.000%	1/20/23	4,375	4,159
National Bank of Canada	1.500%	6/26/15	7,005	7,092
National Bank of Canada	1.450%	11/7/17	3,250	3,210
National City Bank	5.800%	6/7/17	1,800	2,030
National City Corp.	6.875%	5/15/19	1,115	1,324
Northern Trust Co.	6.500%	8/15/18	1,125	1,321
Northern Trust Corp.	4.625%	5/1/14	4,200	4,214
Northern Trust Corp.	3.450%	11/4/20	750	789
Northern Trust Corp.	3.375%	8/23/21	1,675	1,733
Northern Trust Corp.	3.950%	10/30/25	7,075	7,132
People's United Financial Inc.	3.650%	12/6/22	450	441
PNC Bank NA	0.800%	1/28/16	1,950	1,957
PNC Bank NA	5.250%	1/15/17	325	359
PNC Bank NA	4.875%	9/21/17	9,675	10,690
PNC Bank NA	6.000%	12/7/17	1,100	1,263
PNC Bank NA	2.700%	11/1/22	6,175	5,771
PNC Bank NA	2.950%	1/30/23	3,075	2,924
PNC Bank NA	3.800%	7/25/23	13,825	13,919
PNC Financial Services Group Inc.	2.854%	11/9/22	6,950	6,633
PNC Funding Corp.	5.250%	11/15/15	9,045	9,669
PNC Funding Corp.	2.700%	9/19/16	2,375	2,473
PNC Funding Corp.	5.625%	2/1/17	950	1,052
PNC Funding Corp.	6.700%	6/10/19	6,354	7,663
PNC Funding Corp.	5.125%	2/8/20	18,175	20,505
PNC Funding Corp.	4.375%	8/11/20	19,175	20,774
PNC Funding Corp.	3.300%	3/8/22	11,875	11,955
Regions Financial Corp.	2.000%	5/15/18	17,400	17,070
Royal Bank of Canada	0.800%	10/30/15	8,825	8,865
Royal Bank of Canada	2.625%	12/15/15	13,275	13,740
Royal Bank of Canada	2.875%	4/19/16	8,300	8,665
Royal Bank of Canada	2.300%	7/20/16	31,150	32,203
Royal Bank of Canada	2.200%	7/27/18	19,850	20,032
Royal Bank of Scotland Group plc	2.550%	9/18/15	7,825	7,996
Royal Bank of Scotland Group plc	1.875%	3/31/17	5,000	5,000
Royal Bank of Scotland Group plc	6.400%	10/21/19	24,230	27,936
Royal Bank of Scotland NV	4.650%	6/4/18	225	232
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,025	1,041
Royal Bank of Scotland plc	3.950%	9/21/15	1,015	1,057
Royal Bank of Scotland plc	4.375%	3/16/16	5,645	5,998

Royal Bank of Scotland plc	5.625%	8/24/20	13,725	15,519
Royal Bank of Scotland plc	6.125%	1/11/21	15,250	17,771
Santander Bank NA	8.750%	5/30/18	1,070	1,280
Santander Holdings USA Inc.	3.000%	9/24/15	270	276
Santander Holdings USA Inc.	4.625%	4/19/16	10,075	10,773
Santander Holdings USA Inc.	3.450%	8/27/18	8,222	8,463
Societe Generale SA	2.750%	10/12/17	9,375	9,606
Societe Generale SA	2.625%	10/1/18	26,900	27,035
State Street Bank & Trust Co.	5.300%	1/15/16	2,975	3,208
State Street Bank & Trust Co.	5.250%	10/15/18	275	309
State Street Corp.	4.300%	5/30/14	2,665	2,682
State Street Corp.	2.875%	3/7/16	7,325	7,628
State Street Corp.	4.956%	3/15/18	5,800	6,324
State Street Corp.	1.350%	5/15/18	9,075	8,901
State Street Corp.	4.375%	3/7/21	400	442
State Street Corp.	3.100%	5/15/23	7,050	6,713
State Street Corp.	3.700%	11/20/23	7,725	7,798
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	7,980	8,051
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	625	626
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	2,900	2,921
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	3,875	3,878
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	12,675	12,767
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	3,325	3,385
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	6,925	6,984
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,025	4,945
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	530
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,650	4,788
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,072
SunTrust Bank	5.000%	9/1/15	39	41
SunTrust Bank	7.250%	3/15/18	1,000	1,174
SunTrust Bank	2.750%	5/1/23	6,250	5,854
SunTrust Banks Inc.	3.600%	4/15/16	14,450	15,174
SunTrust Banks Inc.	3.500%	1/20/17	10,115	10,660
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,854
Svenska Handelsbanken AB	3.125%	7/12/16	250	262
Svenska Handelsbanken AB	2.875%	4/4/17	21,100	21,997
Svenska Handelsbanken AB	1.625%	3/21/18	5,075	5,013
Svenska Handelsbanken AB	2.500%	1/25/19	7,025	7,079
Toronto-Dominion Bank	2.500%	7/14/16	7,580	7,877
Toronto-Dominion Bank	2.375%	10/19/16	11,200	11,628
Toronto-Dominion Bank	1.400%	4/30/18	16,665	16,361
Toronto-Dominion Bank	2.625%	9/10/18	15,725	16,145
UBS AG	7.000%	10/15/15	2,500	2,727
UBS AG	5.875%	7/15/16	6,025	6,656
UBS AG	7.375%	6/15/17	12,974	14,931
UBS AG	5.875%	12/20/17	30,374	34,808
UBS AG	5.750%	4/25/18	13,142	15,018
UBS AG	4.875%	8/4/20	23,035	25,514
UBS AG	7.750%	9/1/26	500	638
Union Bank NA	5.950%	5/11/16	3,975	4,378
Union Bank NA	1.500%	9/26/16	3,275	3,323
Union Bank NA	2.125%	6/16/17	2,075	2,118
Union Bank NA	2.625%	9/26/18	13,575	13,839
UnionBanCal Corp.	3.500%	6/18/22	8,125	8,216
US Bancorp	3.150%	3/4/15	1,475	1,513
US Bancorp	2.450%	7/27/15	650	667
US Bancorp	3.442%	2/1/16	18,300	19,113
US Bancorp	2.200%	11/15/16	9,350	9,666

US Bancorp	1.650%	5/15/17	4,300	4,356
US Bancorp	1.950%	11/15/18	4,325	4,310
US Bancorp	4.125%	5/24/21	6,810	7,293
US Bancorp	3.000%	3/15/22	2,100	2,082
US Bancorp	2.950%	7/15/22	10,204	9,808
Vesey Street Investment Trust I	4.404%	9/1/16	1,225	1,315
Wachovia Bank NA	5.000%	8/15/15	672	713
Wachovia Bank NA	6.000%	11/15/17	8,775	10,105
Wachovia Bank NA	5.850%	2/1/37	16,325	19,643
Wachovia Bank NA	6.600%	1/15/38	15,135	20,051
Wachovia Corp.	5.625%	10/15/16	13,085	14,556
Wachovia Corp.	5.750%	6/15/17	28,435	32,317
Wachovia Corp.	5.750%	2/1/18	4,025	4,613
Wachovia Corp.	6.605%	10/1/25	3,175	3,734
Wachovia Corp.	5.500%	8/1/35	11,680	12,720
Wachovia Corp.	6.550%	10/15/35	7,625	9,177
Wells Fargo & Co.	3.625%	4/15/15	8,045	8,309
Wells Fargo & Co.	1.500%	7/1/15	4,375	4,431
Wells Fargo & Co.	3.676%	6/15/16	38,975	41,386
Wells Fargo & Co.	5.125%	9/15/16	110	120
Wells Fargo & Co.	2.625%	12/15/16	34,600	36,167
Wells Fargo & Co.	2.100%	5/8/17	21,450	21,967
Wells Fargo & Co.	5.625%	12/11/17	24,225	27,626
Wells Fargo & Co.	1.500%	1/16/18	550	544
Wells Fargo & Co.	2.150%	1/15/19	5,000	4,998
Wells Fargo & Co.	3.000%	1/22/21	8,625	8,649
Wells Fargo & Co.	4.600%	4/1/21	14,699	16,200
Wells Fargo & Co.	3.500%	3/8/22	8,770	8,951
Wells Fargo & Co.	3.450%	2/13/23	6,925	6,722
Wells Fargo & Co.	4.125%	8/15/23	7,300	7,386
Wells Fargo & Co.	4.480%	1/16/24	6,987	7,260
Wells Fargo & Co.	5.375%	2/7/35	13,600	15,384
Wells Fargo & Co.	5.606%	1/15/44	10,000	10,872
Wells Fargo Bank NA	5.750%	5/16/16	8,150	8,972
Wells Fargo Bank NA	5.950%	8/26/36	9,635	11,646
3 Wells Fargo Capital X	5.950%	12/1/86	3,007	3,007
Westpac Banking Corp.	3.000%	8/4/15	18,010	18,582
Westpac Banking Corp.	1.125%	9/25/15	9,725	9,809
Westpac Banking Corp.	0.950%	1/12/16	6,200	6,231
Westpac Banking Corp.	2.000%	8/14/17	4,050	4,120
Westpac Banking Corp.	1.600%	1/12/18	10,600	10,521
Westpac Banking Corp.	2.250%	7/30/18	14,625	14,711
Westpac Banking Corp.	2.250%	1/17/19	11,050	11,022
Westpac Banking Corp.	4.875%	11/19/19	15,540	17,288
Zions Bancorporation	4.500%	6/13/23	5,110	5,109

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,675	2,691
Ameriprise Financial Inc.	5.650%	11/15/15	1,275	1,372
Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,366
Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,477
Ameriprise Financial Inc.	4.000%	10/15/23	7,875	8,100
3 Ameriprise Financial Inc.	7.518%	6/1/66	825	917
BlackRock Inc.	1.375%	6/1/15	2,100	2,122
BlackRock Inc.	6.250%	9/15/17	3,375	3,899
BlackRock Inc.	5.000%	12/10/19	8,098	9,148
BlackRock Inc.	4.250%	5/24/21	6,515	7,060
BlackRock Inc.	3.375%	6/1/22	10,800	10,933

Charles Schwab Corp.	4.450%	7/22/20	7,200	7,875
Charles Schwab Corp.	3.225%	9/1/22	4,250	4,195
Eaton Vance Corp.	3.625%	6/15/23	3,075	3,056
6 FMR LLC	7.490%	6/15/19	800	961
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,809
Franklin Resources Inc.	1.375%	9/15/17	1,600	1,587
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,154
Franklin Resources Inc.	2.800%	9/15/22	8,650	8,301
Invesco Finance plc	3.125%	11/30/22	6,725	6,497
Invesco Finance plc	4.000%	1/30/24	8,225	8,410
Invesco Finance plc	5.375%	11/30/43	9,975	10,685
Jefferies Group LLC	3.875%	11/9/15	1,225	1,276
Jefferies Group LLC	5.125%	4/13/18	6,155	6,690
Jefferies Group LLC	8.500%	7/15/19	8,107	9,934
Jefferies Group LLC	6.875%	4/15/21	12,275	14,198
Jefferies Group LLC	5.125%	1/20/23	1,400	1,471
Jefferies Group LLC	6.450%	6/8/27	2,285	2,437
Jefferies Group LLC	6.250%	1/15/36	7,350	7,431
Lazard Group LLC	6.850%	6/15/17	8,425	9,580
Legg Mason Inc.	5.500%	5/21/19	2,550	2,821
Legg Mason Inc.	5.625%	1/15/44	4,775	4,900
Leucadia National Corp.	5.500%	10/18/23	5,000	5,198
Leucadia National Corp.	6.625%	10/23/43	2,725	2,822
Nomura Holdings Inc.	2.000%	9/13/16	16,700	16,842
Nomura Holdings Inc.	2.750%	3/19/19	15,500	15,389
Nomura Holdings Inc.	6.700%	3/4/20	8,300	9,730
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,093
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,791

Finance Companies (0.7%)
Air Lease Corp.	4.500%	1/15/16	5,000	5,265
Air Lease Corp.	5.625%	4/1/17	7,000	7,735
Air Lease Corp.	3.375%	1/15/19	21,700	22,025
Air Lease Corp.	4.750%	3/1/20	7,700	8,162
Air Lease Corp.	3.875%	4/1/21	3,675	3,670
Ares Capital Corp.	4.875%	11/30/18	8,425	8,711
GATX Corp.	1.250%	3/4/17	500	497
GATX Corp.	2.500%	7/30/19	1,000	990
GATX Corp.	4.750%	6/15/22	4,600	4,891
GATX Corp.	5.200%	3/15/44	2,000	2,053
3 GE Capital Trust I	6.375%	11/15/67	10,600	11,647
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,593
General Electric Capital Corp.	1.625%	7/2/15	9,650	9,785
General Electric Capital Corp.	4.375%	9/21/15	17,100	18,023
General Electric Capital Corp.	2.250%	11/9/15	24,864	25,544
General Electric Capital Corp.	1.000%	12/11/15	2,975	2,999
General Electric Capital Corp.	5.000%	1/8/16	225	242
General Electric Capital Corp.	2.950%	5/9/16	32,901	34,341
General Electric Capital Corp.	1.500%	7/12/16	11,375	11,548
General Electric Capital Corp.	3.350%	10/17/16	4,234	4,485
General Electric Capital Corp.	2.900%	1/9/17	4,875	5,098
General Electric Capital Corp.	5.400%	2/15/17	18,850	21,089
General Electric Capital Corp.	2.300%	4/27/17	21,900	22,560
General Electric Capital Corp.	5.625%	9/15/17	21,988	24,944
General Electric Capital Corp.	1.600%	11/20/17	7,550	7,589
General Electric Capital Corp.	1.625%	4/2/18	19,700	19,600
General Electric Capital Corp.	5.625%	5/1/18	24,129	27,582
General Electric Capital Corp.	2.300%	1/14/19	17,500	17,669

General Electric Capital Corp.	6.000%	8/7/19	13,730	16,137
General Electric Capital Corp.	2.100%	12/11/19	1,675	1,661
General Electric Capital Corp.	5.500%	1/8/20	17,764	20,446
General Electric Capital Corp.	5.550%	5/4/20	13,700	15,789
General Electric Capital Corp.	4.375%	9/16/20	650	708
General Electric Capital Corp.	4.625%	1/7/21	8,800	9,667
General Electric Capital Corp.	5.300%	2/11/21	14,275	16,039
General Electric Capital Corp.	4.650%	10/17/21	15,023	16,511
General Electric Capital Corp.	3.150%	9/7/22	1,650	1,624
General Electric Capital Corp.	3.100%	1/9/23	29,850	29,147
General Electric Capital Corp.	6.750%	3/15/32	46,996	60,356
General Electric Capital Corp.	6.150%	8/7/37	23,065	28,012
General Electric Capital Corp.	5.875%	1/14/38	53,382	63,019
General Electric Capital Corp.	6.875%	1/10/39	32,590	42,804
3 General Electric Capital Corp.	6.375%	11/15/67	9,230	10,153
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	2,210
HSBC Finance Corp.	5.000%	6/30/15	18,460	19,401
HSBC Finance Corp.	5.500%	1/19/16	3,521	3,788
HSBC Finance Corp.	6.676%	1/15/21	35,149	41,044
6 International Lease Finance Corp.	6.500%	9/1/14	170	174
6 International Lease Finance Corp.	6.750%	9/1/16	24,565	27,482
6 International Lease Finance Corp.	7.125%	9/1/18	6,550	7,631
Prospect Capital Corp.	5.875%	3/15/23	1,375	1,385

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	2,089	3,037
ACE INA Holdings Inc.	5.600%	5/15/15	6,675	7,050
ACE INA Holdings Inc.	2.600%	11/23/15	9,455	9,741
ACE INA Holdings Inc.	5.700%	2/15/17	2,948	3,305
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,430
ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,020
ACE INA Holdings Inc.	2.700%	3/13/23	3,500	3,314
ACE INA Holdings Inc.	6.700%	5/15/36	1,040	1,357
ACE INA Holdings Inc.	4.150%	3/13/43	1,565	1,488
AEGON Funding Co. LLC	5.750%	12/15/20	12,100	13,847
Aetna Inc.	1.750%	5/15/17	1,600	1,616
Aetna Inc.	1.500%	11/15/17	4,975	4,966
Aetna Inc.	6.500%	9/15/18	2,175	2,571
Aetna Inc.	4.125%	6/1/21	350	374
Aetna Inc.	2.750%	11/15/22	8,150	7,662
Aetna Inc.	6.625%	6/15/36	9,373	11,773
Aetna Inc.	6.750%	12/15/37	6,055	7,770
Aetna Inc.	4.500%	5/15/42	2,653	2,617
Aetna Inc.	4.125%	11/15/42	1,668	1,554
Aetna Inc.	4.750%	3/15/44	3,225	3,274
Aflac Inc.	2.650%	2/15/17	7,520	7,826
Aflac Inc.	8.500%	5/15/19	950	1,224
Aflac Inc.	4.000%	2/15/22	3,525	3,704
Aflac Inc.	6.900%	12/17/39	725	941
Aflac Inc.	6.450%	8/15/40	4,998	6,167
AIG Life Holdings Inc.	8.500%	7/1/30	2,200	2,860
Alleghany Corp.	5.625%	9/15/20	1,700	1,907
Alleghany Corp.	4.950%	6/27/22	3,550	3,822
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,644
Allstate Corp.	3.150%	6/15/23	10,100	9,923
Allstate Corp.	5.350%	6/1/33	1,354	1,518
Allstate Corp.	5.550%	5/9/35	2,606	3,013
Allstate Corp.	5.950%	4/1/36	53	64

Allstate Corp.	4.500%	6/15/43	6,150	6,184
3 Allstate Corp.	5.750%	8/15/53	3,900	4,085
3 Allstate Corp.	6.125%	5/15/67	1,431	1,503
3 Allstate Corp.	6.500%	5/15/67	4,475	4,738
Alterra Finance LLC	6.250%	9/30/20	2,000	2,295
American Financial Group Inc.	9.875%	6/15/19	8,114	10,425
American International Group Inc.	2.375%	8/24/15	900	919
American International Group Inc.	5.050%	10/1/15	3,600	3,827
American International Group Inc.	4.875%	9/15/16	8,928	9,740
American International Group Inc.	5.600%	10/18/16	6,300	6,983
American International Group Inc.	3.800%	3/22/17	11,575	12,376
American International Group Inc.	5.450%	5/18/17	7,445	8,307
American International Group Inc.	5.850%	1/16/18	15,112	17,296
American International Group Inc.	8.250%	8/15/18	13,825	17,258
American International Group Inc.	3.375%	8/15/20	6,450	6,580
American International Group Inc.	6.400%	12/15/20	19,640	23,459
American International Group Inc.	4.875%	6/1/22	8,400	9,193
American International Group Inc.	4.125%	2/15/24	7,375	7,551
American International Group Inc.	6.250%	5/1/36	9,410	11,644
American International Group Inc.	6.820%	11/15/37	955	1,246
3 American International Group Inc.	8.175%	5/15/68	23,333	30,625
3 American International Group Inc.	6.250%	3/15/87	4,660	4,940
Aon Corp.	3.500%	9/30/15	5,680	5,906
Aon Corp.	5.000%	9/30/20	13,410	14,909
Aon Corp.	8.205%	1/1/27	1,669	2,021
Aon Corp.	6.250%	9/30/40	3,550	4,344
Aon plc	4.450%	5/24/43	1,900	1,809
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	5,917
Arch Capital Group US Inc.	5.144%	11/1/43	750	792
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,355
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,225	11,423
Assurant Inc.	4.000%	3/15/23	75	74
Assurant Inc.	6.750%	2/15/34	5,965	6,784
AXA SA	8.600%	12/15/30	15,032	19,241
Axis Specialty Finance LLC	5.875%	6/1/20	9,650	10,975
AXIS Specialty Finance plc	2.650%	4/1/19	1,000	998
AXIS Specialty Finance plc	5.150%	4/1/45	1,225	1,233
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	150	155
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	150	151
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	7,950	8,046
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	7,075	6,947
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,550	22,333
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	6,900	6,959
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	4,400	4,457
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	850	928
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	10,500	10,445
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,464	7,529
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,575	4,448
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	4,150	3,960
Berkshire Hathaway Inc.	0.800%	2/11/16	1,075	1,081
Berkshire Hathaway Inc.	2.200%	8/15/16	16,625	17,192
Berkshire Hathaway Inc.	1.900%	1/31/17	200	205
Berkshire Hathaway Inc.	1.550%	2/9/18	275	274
Berkshire Hathaway Inc.	3.750%	8/15/21	250	264
Berkshire Hathaway Inc.	3.000%	2/11/23	8,575	8,409
Berkshire Hathaway Inc.	4.500%	2/11/43	2,000	1,976
Chubb Corp.	5.750%	5/15/18	6,250	7,165
Chubb Corp.	6.000%	5/11/37	5,960	7,299

Chubb Corp.	6.500%	5/15/38	1,905	2,460
3 Chubb Corp.	6.375%	3/29/67	11,075	12,279
Cigna Corp.	2.750%	11/15/16	3,775	3,936
Cigna Corp.	5.125%	6/15/20	6,525	7,251
Cigna Corp.	4.375%	12/15/20	3,600	3,836
Cigna Corp.	4.500%	3/15/21	875	945
Cigna Corp.	4.000%	2/15/22	8,475	8,774
Cigna Corp.	7.875%	5/15/27	1,025	1,315
Cigna Corp.	6.150%	11/15/36	3,143	3,761
Cigna Corp.	5.875%	3/15/41	2,525	2,973
Cigna Corp.	5.375%	2/15/42	8,121	8,866
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,279
Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,241
CNA Financial Corp.	6.500%	8/15/16	3,625	4,077
CNA Financial Corp.	7.350%	11/15/19	8,800	10,787
CNA Financial Corp.	5.875%	8/15/20	3,200	3,680
CNA Financial Corp.	5.750%	8/15/21	1,100	1,267
Coventry Health Care Inc.	5.950%	3/15/17	2,250	2,538
Coventry Health Care Inc.	5.450%	6/15/21	3,175	3,624
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	7,957
Fidelity National Financial Inc.	5.500%	9/1/22	150	160
First American Financial Corp.	4.300%	2/1/23	2,675	2,603
Genworth Holdings Inc.	8.625%	12/15/16	9,150	10,838
Genworth Holdings Inc.	6.515%	5/22/18	175	202
Genworth Holdings Inc.	7.700%	6/15/20	1,150	1,403
Genworth Holdings Inc.	7.200%	2/15/21	4,000	4,793
Genworth Holdings Inc.	7.625%	9/24/21	4,220	5,208
Genworth Holdings Inc.	4.800%	2/15/24	9,325	9,694
Genworth Holdings Inc.	6.500%	6/15/34	5,675	6,547
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,407
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,873
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	996
Hartford Financial Services Group Inc.	6.300%	3/15/18	6,670	7,766
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,675	3,102
Hartford Financial Services Group Inc.	5.125%	4/15/22	1,025	1,144
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,340	2,724
Hartford Financial Services Group Inc.	6.100%	10/1/41	2,375	2,854
Hartford Financial Services Group Inc.	4.300%	4/15/43	6,600	6,168
HCC Insurance Holdings Inc.	6.300%	11/15/19	3,250	3,748
Humana Inc.	6.450%	6/1/16	175	195
Humana Inc.	7.200%	6/15/18	6,405	7,635
Humana Inc.	6.300%	8/1/18	200	232
Humana Inc.	3.150%	12/1/22	6,000	5,709
Humana Inc.	4.625%	12/1/42	4,493	4,306
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,975	2,029
Lincoln National Corp.	4.300%	6/15/15	250	260
Lincoln National Corp.	8.750%	7/1/19	197	254
Lincoln National Corp.	6.250%	2/15/20	1,000	1,176
Lincoln National Corp.	4.200%	3/15/22	2,700	2,832
Lincoln National Corp.	4.000%	9/1/23	5,675	5,763
Lincoln National Corp.	6.150%	4/7/36	7,200	8,549
Lincoln National Corp.	7.000%	6/15/40	1,421	1,890
3 Lincoln National Corp.	7.000%	5/17/66	15,300	15,644
3 Lincoln National Corp.	6.050%	4/20/67	700	695
Loews Corp.	5.250%	3/15/16	3,200	3,460
Loews Corp.	2.625%	5/15/23	2,075	1,903
Loews Corp.	6.000%	2/1/35	625	722
Loews Corp.	4.125%	5/15/43	7,450	6,713

Manulife Financial Corp.	3.400%	9/17/15	10,500	10,899
Manulife Financial Corp.	4.900%	9/17/20	14,550	15,826
Markel Corp.	7.125%	9/30/19	6,625	7,960
Markel Corp.	4.900%	7/1/22	700	751
Markel Corp.	3.625%	3/30/23	625	610
Markel Corp.	5.000%	3/30/43	2,825	2,822
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	460
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	3,225	3,273
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	6,650	8,648
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,881
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,550	4,599
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,634	3,004
MetLife Inc.	5.000%	6/15/15	6,556	6,908
MetLife Inc.	6.750%	6/1/16	4,755	5,344
MetLife Inc.	1.756%	12/15/17	4,825	4,867
MetLife Inc.	6.817%	8/15/18	1,450	1,734
MetLife Inc.	7.717%	2/15/19	4,771	5,943
MetLife Inc.	4.750%	2/8/21	4,240	4,723
MetLife Inc.	3.048%	12/15/22	4,650	4,502
MetLife Inc.	6.500%	12/15/32	2,725	3,422
MetLife Inc.	6.375%	6/15/34	2,375	2,974
MetLife Inc.	5.700%	6/15/35	775	902
MetLife Inc.	5.875%	2/6/41	11,140	13,246
MetLife Inc.	4.125%	8/13/42	8,970	8,412
MetLife Inc.	4.875%	11/13/43	5,175	5,398
3 MetLife Inc.	6.400%	12/15/66	19,647	20,777
3 MetLife Inc.	10.750%	8/1/69	935	1,417
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,505
Montpelier Re Holdings Ltd.	4.700%	10/15/22	550	558
Munich Re America Corp.	7.450%	12/15/26	2,350	2,996
3 Nationwide Financial Services Inc.	6.750%	5/15/67	500	500
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,700	1,697
PartnerRe Finance B LLC	5.500%	6/1/20	13,984	15,581
Primerica Inc.	4.750%	7/15/22	900	946
Principal Financial Group Inc.	1.850%	11/15/17	1,300	1,303
Principal Financial Group Inc.	8.875%	5/15/19	1,238	1,584
Principal Financial Group Inc.	3.300%	9/15/22	2,375	2,313
Principal Financial Group Inc.	3.125%	5/15/23	3,645	3,472
Principal Financial Group Inc.	6.050%	10/15/36	4,400	5,216
Principal Financial Group Inc.	4.625%	9/15/42	2,955	2,899
Principal Financial Group Inc.	4.350%	5/15/43	968	914
ProAssurance Corp.	5.300%	11/15/23	1,375	1,458
Progressive Corp.	3.750%	8/23/21	7,450	7,816
Progressive Corp.	6.625%	3/1/29	4,600	5,908
Progressive Corp.	6.250%	12/1/32	25	31
3 Progressive Corp.	6.700%	6/15/67	7,050	7,773
Protective Life Corp.	7.375%	10/15/19	5,005	6,106
Protective Life Corp.	8.450%	10/15/39	5,810	7,989
Prudential Financial Inc.	3.875%	1/14/15	15,470	15,878
Prudential Financial Inc.	4.750%	9/17/15	4,805	5,086
Prudential Financial Inc.	5.500%	3/15/16	3,773	4,100
Prudential Financial Inc.	6.000%	12/1/17	4,052	4,666
Prudential Financial Inc.	7.375%	6/15/19	1,070	1,318
Prudential Financial Inc.	5.375%	6/21/20	1,755	2,002
Prudential Financial Inc.	5.750%	7/15/33	495	557
Prudential Financial Inc.	5.400%	6/13/35	9,035	9,743
Prudential Financial Inc.	5.900%	3/17/36	11,462	13,236
Prudential Financial Inc.	5.700%	12/14/36	11,293	12,728

Prudential Financial Inc.	6.625%	12/1/37	253	318
Prudential Financial Inc.	6.625%	6/21/40	5,325	6,694
Prudential Financial Inc.	5.625%	5/12/41	268	300
3 Prudential Financial Inc.	5.875%	9/15/42	4,700	4,917
3 Prudential Financial Inc.	5.625%	6/15/43	15,890	16,347
Prudential Financial Inc.	5.100%	8/15/43	1,700	1,795
3 Prudential Financial Inc.	5.200%	3/15/44	6,025	5,987
3 Prudential Financial Inc.	8.875%	6/15/68	725	885
Reinsurance Group of America Inc.	4.700%	9/15/23	5,825	6,109
3 Reinsurance Group of America Inc.	6.750%	12/15/65	7,150	7,186
StanCorp Financial Group Inc.	5.000%	8/15/22	1,275	1,308
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,064	2,534
Torchmark Corp.	6.375%	6/15/16	3,500	3,891
Torchmark Corp.	3.800%	9/15/22	75	75
Transatlantic Holdings Inc.	8.000%	11/30/39	9,570	12,603
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,109
Travelers Cos. Inc.	6.250%	6/20/16	2,625	2,929
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,397
Travelers Cos. Inc.	5.800%	5/15/18	150	172
Travelers Cos. Inc.	5.900%	6/2/19	11,500	13,409
Travelers Cos. Inc.	3.900%	11/1/20	550	582
Travelers Cos. Inc.	6.750%	6/20/36	10	13
Travelers Cos. Inc.	6.250%	6/15/37	5,768	7,225
Travelers Cos. Inc.	5.350%	11/1/40	2,415	2,725
Travelers Cos. Inc.	4.600%	8/1/43	14,700	15,092
Travelers Property Casualty Corp.	6.375%	3/15/33	675	845
Trinity Acquisition plc	4.625%	8/15/23	3,350	3,425
Trinity Acquisition plc	6.125%	8/15/43	3,650	3,861
UnitedHealth Group Inc.	4.875%	3/15/15	19,756	20,599
UnitedHealth Group Inc.	5.375%	3/15/16	200	218
UnitedHealth Group Inc.	6.000%	6/15/17	7,650	8,741
UnitedHealth Group Inc.	6.000%	2/15/18	10,645	12,296
UnitedHealth Group Inc.	1.625%	3/15/19	4,325	4,210
UnitedHealth Group Inc.	3.875%	10/15/20	170	180
UnitedHealth Group Inc.	4.700%	2/15/21	1,950	2,155
UnitedHealth Group Inc.	2.875%	3/15/22	2,850	2,779
UnitedHealth Group Inc.	2.750%	2/15/23	5,220	4,923
UnitedHealth Group Inc.	5.800%	3/15/36	2,593	3,022
UnitedHealth Group Inc.	6.500%	6/15/37	1,425	1,793
UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,180
UnitedHealth Group Inc.	6.875%	2/15/38	17,763	23,405
UnitedHealth Group Inc.	5.700%	10/15/40	170	198
UnitedHealth Group Inc.	5.950%	2/15/41	2,705	3,243
UnitedHealth Group Inc.	4.625%	11/15/41	4,780	4,809
UnitedHealth Group Inc.	4.375%	3/15/42	270	263
UnitedHealth Group Inc.	3.950%	10/15/42	7,708	6,989
UnitedHealth Group Inc.	4.250%	3/15/43	8,750	8,362
Unum Group	7.125%	9/30/16	3,700	4,209
Unum Group	5.625%	9/15/20	2,200	2,480
Unum Group	4.000%	3/15/24	2,000	2,004
Unum Group	5.750%	8/15/42	1,900	2,113
Validus Holdings Ltd.	8.875%	1/26/40	3,800	5,433
Voya Financial Inc.	2.900%	2/15/18	3,800	3,886
Voya Financial Inc.	5.500%	7/15/22	1,050	1,173
Voya Financial Inc.	5.700%	7/15/43	4,350	4,883
WellPoint Inc.	5.000%	12/15/14	3,525	3,639
WellPoint Inc.	1.250%	9/10/15	3,100	3,126
WellPoint Inc.	5.250%	1/15/16	11,557	12,442

WellPoint Inc.	5.875%	6/15/17	425	480
WellPoint Inc.	1.875%	1/15/18	5,400	5,374
WellPoint Inc.	7.000%	2/15/19	860	1,025
WellPoint Inc.	4.350%	8/15/20	6,200	6,605
WellPoint Inc.	3.700%	8/15/21	2,025	2,069
WellPoint Inc.	3.125%	5/15/22	3,150	3,041
WellPoint Inc.	3.300%	1/15/23	9,665	9,333
WellPoint Inc.	5.950%	12/15/34	7,525	8,656
WellPoint Inc.	5.850%	1/15/36	6,685	7,611
WellPoint Inc.	6.375%	6/15/37	5,689	6,856
WellPoint Inc.	4.625%	5/15/42	6,118	5,920
WellPoint Inc.	4.650%	1/15/43	8,618	8,396
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,484
Willis North America Inc.	6.200%	3/28/17	2,495	2,720
WR Berkley Corp.	5.375%	9/15/20	950	1,044
WR Berkley Corp.	4.625%	3/15/22	500	524
XL Group plc	6.375%	11/15/24	525	621
XL Group plc	6.250%	5/15/27	2,225	2,578
XLIT Ltd.	2.300%	12/15/18	1,050	1,047
XLIT Ltd.	5.750%	10/1/21	4,970	5,718
XLIT Ltd.	5.250%	12/15/43	1,850	1,967

Other Finance (0.1%)
CME Group Inc.	5.300%	9/15/43	6,875	7,675
IntercontinentalExchange Group Inc.	2.500%	10/15/18	1,800	1,823
IntercontinentalExchange Group Inc.	4.000%	10/15/23	3,025	3,141
Jones Lang LaSalle Inc.	4.400%	11/15/22	825	813
NASDAQ OMX Group Inc.	5.550%	1/15/20	7,700	8,479
ORIX Corp.	4.710%	4/27/15	1,969	2,054
ORIX Corp.	5.000%	1/12/16	4,835	5,156
ORIX Corp.	3.750%	3/9/17	7,900	8,313
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,168

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	5,187
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	450	434
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	8,725	8,702
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	8,200	8,146
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	6,425	6,438
Arden Realty LP	5.250%	3/1/15	925	954
AvalonBay Communities Inc.	5.750%	9/15/16	825	917
AvalonBay Communities Inc.	2.850%	3/15/23	3,944	3,693
AvalonBay Communities Inc.	4.200%	12/15/23	1,555	1,600
BioMed Realty LP	3.850%	4/15/16	5,525	5,808
Boston Properties LP	5.625%	4/15/15	5,175	5,435
Boston Properties LP	3.700%	11/15/18	800	846
Boston Properties LP	5.875%	10/15/19	20	23
Boston Properties LP	5.625%	11/15/20	9,175	10,441
Boston Properties LP	4.125%	5/15/21	3,365	3,535
Boston Properties LP	3.850%	2/1/23	13,238	13,304
Boston Properties LP	3.125%	9/1/23	1,550	1,457
Boston Properties LP	3.800%	2/1/24	7,525	7,432
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,494
Brandywine Operating Partnership LP	4.950%	4/15/18	3,325	3,586
BRE Properties Inc.	5.500%	3/15/17	25	27

BRE Properties Inc.	3.375%	1/15/23	5,375	5,062
Camden Property Trust	2.950%	12/15/22	4,225	3,969
Camden Property Trust	4.250%	1/15/24	1,000	1,022
CBL & Associates LP	5.250%	12/1/23	4,750	4,894
CommonWealth REIT	6.250%	6/15/17	5,075	5,476
CommonWealth REIT	5.875%	9/15/20	3,200	3,408
Corporate Office Properties LP	3.600%	5/15/23	2,575	2,379
CubeSmart LP	4.375%	12/15/23	4,400	4,435
6 DCT Industrial Trust Inc.	4.500%	10/15/23	700	696
DDR Corp.	7.875%	9/1/20	5,000	6,212
DDR Corp.	3.500%	1/15/21	8,525	8,487
DDR Corp.	4.625%	7/15/22	8,425	8,785
DDR Corp.	3.375%	5/15/23	8,625	8,158
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,489
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,198
Digital Realty Trust LP	5.250%	3/15/21	9,145	9,577
Duke Realty LP	5.950%	2/15/17	5,400	6,034
Duke Realty LP	8.250%	8/15/19	3,700	4,578
Duke Realty LP	6.750%	3/15/20	1,025	1,196
Duke Realty LP	3.625%	4/15/23	3,948	3,747
EPR Properties	5.750%	8/15/22	1,150	1,217
EPR Properties	5.250%	7/15/23	6,300	6,381
Equity One Inc.	3.750%	11/15/22	3,000	2,884
ERP Operating LP	5.250%	9/15/14	1,700	1,736
ERP Operating LP	5.125%	3/15/16	1,100	1,189
ERP Operating LP	5.375%	8/1/16	3,125	3,436
ERP Operating LP	5.750%	6/15/17	2,475	2,790
ERP Operating LP	4.750%	7/15/20	2,210	2,407
ERP Operating LP	4.625%	12/15/21	10,935	11,803
ERP Operating LP	3.000%	4/15/23	2,328	2,200
Essex Portfolio LP	3.250%	5/1/23	1,025	958
Federal Realty Investment Trust	3.000%	8/1/22	3,050	2,951
Federal Realty Investment Trust	2.750%	6/1/23	1,375	1,285
HCP Inc.	3.750%	2/1/16	24,725	26,026
HCP Inc.	6.300%	9/15/16	9,415	10,580
HCP Inc.	6.000%	1/30/17	3,220	3,619
HCP Inc.	5.625%	5/1/17	100	112
HCP Inc.	6.700%	1/30/18	1,200	1,401
HCP Inc.	3.750%	2/1/19	4,525	4,760
HCP Inc.	2.625%	2/1/20	775	757
HCP Inc.	5.375%	2/1/21	3,900	4,355
HCP Inc.	3.150%	8/1/22	700	669
HCP Inc.	4.200%	3/1/24	2,000	2,025
HCP Inc.	6.750%	2/1/41	500	639
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,256
Health Care REIT Inc.	6.200%	6/1/16	9,400	10,403
Health Care REIT Inc.	4.700%	9/15/17	4,000	4,362
Health Care REIT Inc.	2.250%	3/15/18	4,550	4,554
Health Care REIT Inc.	4.125%	4/1/19	4,055	4,308
Health Care REIT Inc.	4.950%	1/15/21	8,610	9,351
Health Care REIT Inc.	5.250%	1/15/22	6,675	7,330
Health Care REIT Inc.	3.750%	3/15/23	3,275	3,211
Health Care REIT Inc.	6.500%	3/15/41	3,400	4,129
Health Care REIT Inc.	5.125%	3/15/43	3,125	3,186
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,750	3,102
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,550	2,828
Healthcare Realty Trust Inc.	3.750%	4/15/23	75	71
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,429

Hospitality Properties Trust	6.700%	1/15/18	10,375	11,715
Hospitality Properties Trust	4.500%	6/15/23	750	741
Hospitality Properties Trust	4.650%	3/15/24	1,175	1,169
Kilroy Realty LP	5.000%	11/3/15	3,950	4,199
Kilroy Realty LP	4.800%	7/15/18	11,225	12,089
Kilroy Realty LP	3.800%	1/15/23	3,025	2,938
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,198
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,255
Kimco Realty Corp.	4.300%	2/1/18	1,630	1,744
Kimco Realty Corp.	6.875%	10/1/19	3,150	3,749
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,087
Liberty Property LP	5.500%	12/15/16	1,875	2,058
Liberty Property LP	6.625%	10/1/17	2,750	3,153
Liberty Property LP	4.750%	10/1/20	475	504
Liberty Property LP	3.375%	6/15/23	1,250	1,176
Liberty Property LP	4.400%	2/15/24	1,300	1,323
Mack-Cali Realty LP	2.500%	12/15/17	650	654
Mack-Cali Realty LP	7.750%	8/15/19	6,525	7,791
Mack-Cali Realty LP	4.500%	4/18/22	3,550	3,583
Mid-America Apartments LP	4.300%	10/15/23	1,400	1,406
National Retail Properties Inc.	6.875%	10/15/17	10,350	11,962
National Retail Properties Inc.	5.500%	7/15/21	2,500	2,778
National Retail Properties Inc.	3.300%	4/15/23	5,000	4,700
Omega Healthcare Investors Inc.	6.750%	10/15/22	2,309	2,523
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,524	1,600
6 Omega Healthcare Investors Inc.	4.950%	4/1/24	3,975	3,905
Piedmont Operating Partnership LP	3.400%	6/1/23	1,912	1,770
Piedmont Operating Partnership LP	4.450%	3/15/24	2,750	2,741
Post Apartment Homes LP	3.375%	12/1/22	1,825	1,726
ProLogis LP	4.500%	8/15/17	2,725	2,937
ProLogis LP	6.625%	5/15/18	18	21
ProLogis LP	2.750%	2/15/19	2,400	2,408
ProLogis LP	6.875%	3/15/20	7,225	8,611
ProLogis LP	4.250%	8/15/23	4,245	4,313
Realty Income Corp.	5.950%	9/15/16	150	166
Realty Income Corp.	2.000%	1/31/18	1,000	994
Realty Income Corp.	6.750%	8/15/19	8,310	9,832
Realty Income Corp.	5.750%	1/15/21	5,175	5,858
Realty Income Corp.	5.875%	3/15/35	6,660	7,461
Regency Centers LP	5.250%	8/1/15	2,925	3,082
Retail Opportunity Investments Corp.	5.000%	12/15/23	1,675	1,736
Senior Housing Properties Trust	4.300%	1/15/16	1,650	1,714
Simon Property Group LP	5.100%	6/15/15	2,296	2,420
Simon Property Group LP	5.750%	12/1/15	15,350	16,455
Simon Property Group LP	6.100%	5/1/16	1,850	2,025
Simon Property Group LP	5.250%	12/1/16	17,641	19,461
Simon Property Group LP	2.800%	1/30/17	2,685	2,800
Simon Property Group LP	5.875%	3/1/17	3,250	3,648
Simon Property Group LP	2.150%	9/15/17	5,725	5,859
Simon Property Group LP	6.125%	5/30/18	5,250	6,097
Simon Property Group LP	5.650%	2/1/20	8,950	10,387
Simon Property Group LP	4.375%	3/1/21	8,425	9,163
Simon Property Group LP	4.125%	12/1/21	2,313	2,475
Simon Property Group LP	3.375%	3/15/22	2,725	2,752
Simon Property Group LP	2.750%	2/1/23	2,150	2,036
Simon Property Group LP	3.750%	2/1/24	5,600	5,635
Simon Property Group LP	6.750%	2/1/40	7,643	10,033
Simon Property Group LP	4.750%	3/15/42	1,900	1,955

Tanger Properties LP	6.150%	11/15/15	3,525	3,822
Tanger Properties LP	3.875%	12/1/23	2,400	2,387
UDR Inc.	4.250%	6/1/18	1,300	1,391
UDR Inc.	3.700%	10/1/20	5,875	5,964
UDR Inc.	4.625%	1/10/22	7,145	7,571
Ventas Realty LP	1.550%	9/26/16	1,400	1,411
Ventas Realty LP	5.700%	9/30/43	4,475	5,026
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,794
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,575	4,565
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	100	106
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,325	3,234
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,900	5,284
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	514
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,000	4,807
Washington REIT	4.950%	10/1/20	475	503
Washington REIT	3.950%	10/15/22	2,650	2,589
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,202
Weingarten Realty Investors	3.500%	4/15/23	3,925	3,680
Weingarten Realty Investors	4.450%	1/15/24	450	456
WP Carey Inc.	4.600%	4/1/24	2,325	2,324
				9,072,981
Industrial (14.0%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	7,100	8,394
Agrium Inc.	3.150%	10/1/22	400	379
Agrium Inc.	3.500%	6/1/23	3,000	2,914
Agrium Inc.	6.125%	1/15/41	6,675	7,576
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,472
Air Products & Chemicals Inc.	3.000%	11/3/21	1,325	1,308
Air Products & Chemicals Inc.	2.750%	2/3/23	7,125	6,731
Airgas Inc.	3.250%	10/1/15	5,400	5,584
Albemarle Corp.	4.500%	12/15/20	500	532
Alcoa Inc.	5.550%	2/1/17	13	14
Alcoa Inc.	5.720%	2/23/19	8,573	9,338
Alcoa Inc.	6.150%	8/15/20	3,518	3,845
Alcoa Inc.	5.400%	4/15/21	300	315
Alcoa Inc.	5.870%	2/23/22	2,337	2,469
Alcoa Inc.	5.900%	2/1/27	1,087	1,110
Alcoa Inc.	6.750%	1/15/28	18,666	20,252
Alcoa Inc.	5.950%	2/1/37	6,288	6,137
Allegheny Technologies Inc.	9.375%	6/1/19	5,304	6,508
Barrick Gold Corp.	6.950%	4/1/19	994	1,167
Barrick Gold Corp.	3.850%	4/1/22	11,575	11,050
Barrick Gold Corp.	4.100%	5/1/23	20,050	19,051
Barrick Gold Corp.	5.250%	4/1/42	2,675	2,446
Barrick North America Finance LLC	6.800%	9/15/18	4,325	5,031
Barrick North America Finance LLC	4.400%	5/30/21	10,000	10,083
Barrick North America Finance LLC	7.500%	9/15/38	5,150	5,664
Barrick North America Finance LLC	5.700%	5/30/41	7,093	6,924
Barrick North America Finance LLC	5.750%	5/1/43	9,325	9,136
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,693	2,673
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	11,721	12,664
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,450	11,629
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	50	56
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	900	902
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	15,860	18,939
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,001	6,069

BHP Billiton Finance USA Ltd.	2.875%	2/24/22	9,350	9,170
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,775	11,057
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,163	10,390
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	18,650	19,673
Cabot Corp.	2.550%	1/15/18	475	478
Cabot Corp.	3.700%	7/15/22	625	612
Carpenter Technology Corp.	5.200%	7/15/21	11,175	11,853
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,817
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,425
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,476
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,625	1,638
CF Industries Inc.	6.875%	5/1/18	16,893	19,659
CF Industries Inc.	7.125%	5/1/20	5,275	6,304
CF Industries Inc.	3.450%	6/1/23	2,600	2,510
CF Industries Inc.	5.150%	3/15/34	10,700	11,057
CF Industries Inc.	4.950%	6/1/43	3,755	3,650
CF Industries Inc.	5.375%	3/15/44	10,000	10,347
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,275	1,336
Cliffs Natural Resources Inc.	4.800%	10/1/20	3,000	2,958
Cliffs Natural Resources Inc.	4.875%	4/1/21	12,100	11,828
Cliffs Natural Resources Inc.	6.250%	10/1/40	9,853	8,569
Domtar Corp.	6.250%	9/1/42	850	896
Domtar Corp.	6.750%	2/15/44	5,000	5,554
Dow Chemical Co.	2.500%	2/15/16	825	850
Dow Chemical Co.	5.700%	5/15/18	475	541
Dow Chemical Co.	8.550%	5/15/19	15,300	19,629
Dow Chemical Co.	4.250%	11/15/20	10,309	10,933
Dow Chemical Co.	4.125%	11/15/21	5,246	5,484
Dow Chemical Co.	3.000%	11/15/22	15,815	15,013
Dow Chemical Co.	7.375%	11/1/29	1,963	2,550
Dow Chemical Co.	9.400%	5/15/39	12,393	19,678
Dow Chemical Co.	5.250%	11/15/41	10,393	10,833
Dow Chemical Co.	4.375%	11/15/42	4,425	4,085
Eastman Chemical Co.	3.000%	12/15/15	675	698
Eastman Chemical Co.	2.400%	6/1/17	5,324	5,441
Eastman Chemical Co.	5.500%	11/15/19	4,771	5,408
Eastman Chemical Co.	4.500%	1/15/21	775	818
Eastman Chemical Co.	3.600%	8/15/22	18,255	18,160
Eastman Chemical Co.	4.800%	9/1/42	5,643	5,569
Ecolab Inc.	1.000%	8/9/15	1,700	1,708
Ecolab Inc.	3.000%	12/8/16	14,825	15,574
Ecolab Inc.	1.450%	12/8/17	4,807	4,765
Ecolab Inc.	4.350%	12/8/21	7,120	7,687
Ecolab Inc.	5.500%	12/8/41	9,655	11,063
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,867
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,414
EI du Pont de Nemours & Co.	5.250%	12/15/16	750	828
EI du Pont de Nemours & Co.	6.000%	7/15/18	9,430	10,997
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,302	5,870
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,210	15,977
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,216
EI du Pont de Nemours & Co.	2.800%	2/15/23	9,625	9,149
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,120
EI du Pont de Nemours & Co.	4.900%	1/15/41	11,278	12,056
EI du Pont de Nemours & Co.	4.150%	2/15/43	4,950	4,752
FMC Corp.	3.950%	2/1/22	2,600	2,656
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	1,675	1,683
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	3,396	3,452

Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	28,935	28,901
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	18,660	18,265
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	12,221	11,681
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	24,280	23,306
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	17,306	16,994
Georgia-Pacific LLC	8.000%	1/15/24	18	24
Georgia-Pacific LLC	7.375%	12/1/25	5,250	6,639
Georgia-Pacific LLC	7.750%	11/15/29	218	289
Georgia-Pacific LLC	8.875%	5/15/31	4,425	6,463
Glencore Canada Corp.	5.375%	6/1/15	350	367
Glencore Canada Corp.	6.000%	10/15/15	1,125	1,207
Glencore Canada Corp.	5.500%	6/15/17	4,675	5,108
Goldcorp Inc.	2.125%	3/15/18	16,060	15,938
Goldcorp Inc.	3.700%	3/15/23	9,600	9,051
International Paper Co.	7.950%	6/15/18	5,870	7,191
International Paper Co.	9.375%	5/15/19	22,188	29,039
International Paper Co.	7.500%	8/15/21	20,845	26,228
International Paper Co.	8.700%	6/15/38	1,200	1,741
International Paper Co.	7.300%	11/15/39	643	838
Kinross Gold Corp.	5.125%	9/1/21	3,100	3,093
6 Kinross Gold Corp.	5.950%	3/15/24	1,000	998
Kinross Gold Corp.	6.875%	9/1/41	2,150	2,074
Lubrizol Corp.	8.875%	2/1/19	850	1,097
Lubrizol Corp.	6.500%	10/1/34	5,285	6,702
LYB International Finance BV	4.875%	3/15/44	6,700	6,667
LyondellBasell Industries NV	5.000%	4/15/19	15,675	17,360
LyondellBasell Industries NV	6.000%	11/15/21	14,325	16,689
LyondellBasell Industries NV	5.750%	4/15/24	7,450	8,570
Monsanto Co.	2.750%	4/15/16	1,750	1,824
Monsanto Co.	5.125%	4/15/18	3,100	3,483
Monsanto Co.	2.200%	7/15/22	3,725	3,473
Monsanto Co.	5.500%	8/15/25	23	27
Monsanto Co.	5.875%	4/15/38	1,750	2,114
Monsanto Co.	3.600%	7/15/42	3,275	2,904
Mosaic Co.	3.750%	11/15/21	1,750	1,768
Mosaic Co.	4.250%	11/15/23	5,500	5,630
Mosaic Co.	5.450%	11/15/33	2,600	2,808
Mosaic Co.	4.875%	11/15/41	1,250	1,193
Mosaic Co.	5.625%	11/15/43	3,150	3,378
Newmont Mining Corp.	5.125%	10/1/19	1,470	1,571
Newmont Mining Corp.	3.500%	3/15/22	4,856	4,400
Newmont Mining Corp.	5.875%	4/1/35	2,605	2,438
Newmont Mining Corp.	6.250%	10/1/39	16,652	16,125
Newmont Mining Corp.	4.875%	3/15/42	1,418	1,145
Nucor Corp.	5.750%	12/1/17	1,100	1,251
Nucor Corp.	5.850%	6/1/18	6,855	7,834
Nucor Corp.	4.125%	9/15/22	325	333
Nucor Corp.	4.000%	8/1/23	9,945	9,981
Nucor Corp.	6.400%	12/1/37	4,845	5,648
Nucor Corp.	5.200%	8/1/43	7,650	7,817
Packaging Corp. of America	3.900%	6/15/22	4,500	4,490
Packaging Corp. of America	4.500%	11/1/23	9,260	9,631
Placer Dome Inc.	6.450%	10/15/35	2,175	2,264
Plum Creek Timberlands LP	5.875%	11/15/15	3,050	3,279
Plum Creek Timberlands LP	4.700%	3/15/21	5,155	5,416
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,601
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,441	4,669
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	170	201

Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,160
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	9,925	9,842
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,275	1,481
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,518	5,115
PPG Industries Inc.	1.900%	1/15/16	6,825	6,950
PPG Industries Inc.	6.650%	3/15/18	1,770	2,063
PPG Industries Inc.	3.600%	11/15/20	1,650	1,685
PPG Industries Inc.	7.700%	3/15/38	4,865	6,639
PPG Industries Inc.	5.500%	11/15/40	875	988
Praxair Inc.	4.625%	3/30/15	325	339
Praxair Inc.	3.250%	9/15/15	800	832
Praxair Inc.	5.200%	3/15/17	1,100	1,223
Praxair Inc.	4.500%	8/15/19	2,640	2,918
Praxair Inc.	3.000%	9/1/21	3,550	3,549
Praxair Inc.	2.450%	2/15/22	19,000	18,050
Praxair Inc.	2.200%	8/15/22	4,000	3,699
Praxair Inc.	3.550%	11/7/42	1,000	876
Rayonier Inc.	3.750%	4/1/22	1,750	1,724
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	275
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,425	1,431
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,902
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,858
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,254	11,356
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	12,475	12,687
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,200	1,239
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,200	2,264
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,910	11,662
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,621	13,819
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	9,963
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,725	4,979
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,686	3,777
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	6,609	8,371
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,960	12,700
Rio Tinto Finance USA plc	1.375%	6/17/16	7,056	7,117
Rio Tinto Finance USA plc	2.000%	3/22/17	7,400	7,534
Rio Tinto Finance USA plc	1.625%	8/21/17	6,250	6,256
Rio Tinto Finance USA plc	2.250%	12/14/18	7,625	7,622
Rio Tinto Finance USA plc	3.500%	3/22/22	4,725	4,718
Rio Tinto Finance USA plc	2.875%	8/21/22	8,220	7,808
Rio Tinto Finance USA plc	4.750%	3/22/42	5,268	5,223
Rio Tinto Finance USA plc	4.125%	8/21/42	4,224	3,842
Rock-Tenn Co.	4.450%	3/1/19	3,000	3,227
Rohm & Haas Co.	6.000%	9/15/17	2,791	3,183
Rohm & Haas Co.	7.850%	7/15/29	2,750	3,636
RPM International Inc.	6.125%	10/15/19	2,450	2,771
RPM International Inc.	3.450%	11/15/22	4,550	4,311
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,284
Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,820
Sigma-Aldrich Corp.	3.375%	11/1/20	1,735	1,778
Southern Copper Corp.	5.375%	4/16/20	1,800	1,943
Southern Copper Corp.	7.500%	7/27/35	16,450	18,085
Southern Copper Corp.	6.750%	4/16/40	2,000	2,042
Southern Copper Corp.	5.250%	11/8/42	7,545	6,467
Syngenta Finance NV	3.125%	3/28/22	4,100	4,038
Syngenta Finance NV	4.375%	3/28/42	2,675	2,640
Teck Resources Ltd.	3.150%	1/15/17	2,150	2,231
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,326
Teck Resources Ltd.	2.500%	2/1/18	11,125	11,171

Teck Resources Ltd.	4.500%	1/15/21	2,250	2,317
Teck Resources Ltd.	4.750%	1/15/22	2,821	2,890
Teck Resources Ltd.	3.750%	2/1/23	4,168	3,904
Teck Resources Ltd.	6.125%	10/1/35	6,162	6,295
Teck Resources Ltd.	6.000%	8/15/40	7,455	7,458
Teck Resources Ltd.	6.250%	7/15/41	4,618	4,774
Teck Resources Ltd.	5.200%	3/1/42	8,475	7,715
Teck Resources Ltd.	5.400%	2/1/43	693	648
Vale Canada Ltd.	5.700%	10/15/15	3,575	3,829
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,246
Vale Overseas Ltd.	6.250%	1/11/16	1,050	1,140
Vale Overseas Ltd.	6.250%	1/23/17	6,260	6,990
Vale Overseas Ltd.	5.625%	9/15/19	30,175	33,327
Vale Overseas Ltd.	4.625%	9/15/20	7,750	8,062
Vale Overseas Ltd.	4.375%	1/11/22	13,925	13,850
Vale Overseas Ltd.	8.250%	1/17/34	2,500	2,992
Vale Overseas Ltd.	6.875%	11/21/36	20,249	21,510
Vale Overseas Ltd.	6.875%	11/10/39	19,315	20,584
Vale SA	5.625%	9/11/42	315	294
Valspar Corp.	7.250%	6/15/19	675	811
Valspar Corp.	4.200%	1/15/22	975	1,001
Westlake Chemical Corp.	3.600%	7/15/22	775	749
Westvaco Corp.	8.200%	1/15/30	18	22
Westvaco Corp.	7.950%	2/15/31	5,253	6,453
Weyerhaeuser Co.	7.375%	10/1/19	7,991	9,724
Weyerhaeuser Co.	8.500%	1/15/25	2,250	2,928
Weyerhaeuser Co.	7.375%	3/15/32	6,225	8,001
Weyerhaeuser Co.	6.875%	12/15/33	2,600	3,219

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	3,650	4,709
3M Co.	5.700%	3/15/37	6,023	7,239
ABB Finance USA Inc.	1.625%	5/8/17	2,500	2,513
ABB Finance USA Inc.	2.875%	5/8/22	4,965	4,825
ABB Finance USA Inc.	4.375%	5/8/42	1,678	1,662
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,050	2,277
Avery Dennison Corp.	3.350%	4/15/23	6,650	6,256
Boeing Capital Corp.	2.900%	8/15/18	150	157
Boeing Co.	3.750%	11/20/16	20	22
Boeing Co.	0.950%	5/15/18	475	461
Boeing Co.	6.000%	3/15/19	25	30
Boeing Co.	4.875%	2/15/20	7,875	8,823
Boeing Co.	8.750%	8/15/21	1,600	2,163
Boeing Co.	7.950%	8/15/24	1,148	1,569
Boeing Co.	7.250%	6/15/25	675	880
Boeing Co.	8.750%	9/15/31	850	1,268
Boeing Co.	6.125%	2/15/33	4,250	5,343
Boeing Co.	6.625%	2/15/38	2,305	3,085
Boeing Co.	6.875%	3/15/39	1,003	1,387
Boeing Co.	5.875%	2/15/40	4,350	5,377
Carlisle Cos. Inc.	3.750%	11/15/22	3,077	3,001
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,511
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,752
Caterpillar Financial Services Corp.	2.050%	8/1/16	28,175	29,017
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,007
Caterpillar Financial Services Corp.	1.000%	3/3/17	5,000	4,987
Caterpillar Financial Services Corp.	5.450%	4/15/18	114	129
Caterpillar Financial Services Corp.	7.150%	2/15/19	20,258	24,791

Caterpillar Financial Services Corp.	3.750%	11/24/23	5,000	5,080
Caterpillar Inc.	0.950%	6/26/15	875	880
Caterpillar Inc.	3.900%	5/27/21	4,578	4,865
Caterpillar Inc.	6.050%	8/15/36	8,617	10,397
Caterpillar Inc.	5.200%	5/27/41	250	275
Caterpillar Inc.	3.803%	8/15/42	18,894	16,862
Cooper US Inc.	5.450%	4/1/15	1,925	2,017
Cooper US Inc.	2.375%	1/15/16	3,025	3,113
Cooper US Inc.	3.875%	12/15/20	1,250	1,307
Crane Co.	2.750%	12/15/18	750	753
Crane Co.	4.450%	12/15/23	2,000	2,050
CRH America Inc.	4.125%	1/15/16	6,425	6,776
CRH America Inc.	6.000%	9/30/16	17,236	19,219
CRH America Inc.	8.125%	7/15/18	7,400	9,055
CRH America Inc.	5.750%	1/15/21	6,800	7,658
Danaher Corp.	1.300%	6/23/14	2,500	2,506
Danaher Corp.	2.300%	6/23/16	1,750	1,811
Danaher Corp.	5.625%	1/15/18	2,385	2,723
Danaher Corp.	5.400%	3/1/19	1,700	1,941
Danaher Corp.	3.900%	6/23/21	2,110	2,235
Deere & Co.	4.375%	10/16/19	5,127	5,684
Deere & Co.	2.600%	6/8/22	4,153	3,977
Deere & Co.	5.375%	10/16/29	9,039	10,509
Deere & Co.	8.100%	5/15/30	3,115	4,533
Deere & Co.	7.125%	3/3/31	925	1,241
Deere & Co.	3.900%	6/9/42	8,933	8,289
Dover Corp.	5.450%	3/15/18	6,650	7,523
Dover Corp.	4.300%	3/1/21	850	915
Dover Corp.	5.375%	10/15/35	550	611
Dover Corp.	6.600%	3/15/38	3,115	4,043
Dover Corp.	5.375%	3/1/41	1,518	1,710
Eaton Corp.	1.500%	11/2/17	7,660	7,633
Eaton Corp.	5.600%	5/15/18	11,050	12,448
Eaton Corp.	2.750%	11/2/22	14,900	14,107
Eaton Corp.	4.000%	11/2/32	4,325	4,178
Eaton Corp.	4.150%	11/2/42	2,275	2,118
6 Embraer Overseas Ltd.	5.696%	9/16/23	16,575	17,180
Embraer SA	5.150%	6/15/22	5,200	5,408
Emerson Electric Co.	5.250%	10/15/18	6,635	7,563
Emerson Electric Co.	4.875%	10/15/19	5,675	6,406
Emerson Electric Co.	4.250%	11/15/20	425	460
Emerson Electric Co.	2.625%	2/15/23	4,275	4,092
Emerson Electric Co.	6.000%	8/15/32	940	1,154
Emerson Electric Co.	6.125%	4/15/39	1,960	2,427
Emerson Electric Co.	5.250%	11/15/39	269	303
Exelis Inc.	4.250%	10/1/16	3,525	3,725
Flowserve Corp.	3.500%	9/15/22	9,775	9,639
Flowserve Corp.	4.000%	11/15/23	3,825	3,870
General Dynamics Corp.	1.000%	11/15/17	11,425	11,227
General Dynamics Corp.	3.875%	7/15/21	11,125	11,755
General Dynamics Corp.	2.250%	11/15/22	14,800	13,671
General Dynamics Corp.	3.600%	11/15/42	3,418	3,003
General Electric Co.	0.850%	10/9/15	17,296	17,379
General Electric Co.	5.250%	12/6/17	28,082	31,819
General Electric Co.	2.700%	10/9/22	20,219	19,599
General Electric Co.	3.375%	3/11/24	6,000	6,036
General Electric Co.	4.125%	10/9/42	18,665	17,906
General Electric Co.	4.500%	3/11/44	8,550	8,654

Honeywell International Inc.	5.400%	3/15/16	1,650	1,803
Honeywell International Inc.	5.300%	3/15/17	5,110	5,718
Honeywell International Inc.	5.300%	3/1/18	2,660	3,023
Honeywell International Inc.	5.000%	2/15/19	4,671	5,279
Honeywell International Inc.	4.250%	3/1/21	16,229	17,749
Honeywell International Inc.	3.350%	12/1/23	3,925	3,921
Honeywell International Inc.	5.700%	3/15/36	1,235	1,470
Honeywell International Inc.	5.700%	3/15/37	5,176	6,179
Honeywell International Inc.	5.375%	3/1/41	8,618	10,032
Illinois Tool Works Inc.	1.950%	3/1/19	1,000	991
Illinois Tool Works Inc.	6.250%	4/1/19	12,675	15,020
Illinois Tool Works Inc.	4.875%	9/15/41	45	48
Illinois Tool Works Inc.	3.900%	9/1/42	12,800	11,717
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,880	6,933
6 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,850	1,851
6 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	3,725	3,824
6 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	650	721
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,019
John Deere Capital Corp.	2.950%	3/9/15	7,600	7,790
John Deere Capital Corp.	0.950%	6/29/15	3,075	3,097
John Deere Capital Corp.	0.700%	9/4/15	2,050	2,061
John Deere Capital Corp.	0.750%	1/22/16	700	703
John Deere Capital Corp.	2.250%	6/7/16	300	310
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,224
John Deere Capital Corp.	1.050%	12/15/16	1,900	1,905
John Deere Capital Corp.	2.000%	1/13/17	8,450	8,657
John Deere Capital Corp.	5.500%	4/13/17	3,350	3,731
John Deere Capital Corp.	2.800%	9/18/17	7,400	7,735
John Deere Capital Corp.	1.200%	10/10/17	2,650	2,639
John Deere Capital Corp.	1.300%	3/12/18	5,600	5,524
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,575
John Deere Capital Corp.	1.950%	12/13/18	4,500	4,485
John Deere Capital Corp.	1.950%	3/4/19	5,200	5,148
John Deere Capital Corp.	2.250%	4/17/19	3,000	3,003
John Deere Capital Corp.	1.700%	1/15/20	4,175	3,998
John Deere Capital Corp.	2.800%	3/4/21	5,300	5,259
John Deere Capital Corp.	3.900%	7/12/21	4,850	5,116
John Deere Capital Corp.	3.150%	10/15/21	4,040	4,074
John Deere Capital Corp.	2.750%	3/15/22	750	728
John Deere Capital Corp.	2.800%	1/27/23	2,225	2,128
Joy Global Inc.	6.000%	11/15/16	1,065	1,184
Kennametal Inc.	2.650%	11/1/19	3,625	3,539
Kennametal Inc.	3.875%	2/15/22	1,900	1,870
L-3 Communications Corp.	5.200%	10/15/19	8,900	9,713
L-3 Communications Corp.	4.750%	7/15/20	8,400	8,829
L-3 Communications Corp.	4.950%	2/15/21	6,475	6,936
Legrand France SA	8.500%	2/15/25	425	565
Lockheed Martin Corp.	7.650%	5/1/16	5,650	6,453
Lockheed Martin Corp.	2.125%	9/15/16	1,300	1,338
Lockheed Martin Corp.	4.250%	11/15/19	7,971	8,642
Lockheed Martin Corp.	3.350%	9/15/21	10,850	11,049
Lockheed Martin Corp.	6.150%	9/1/36	18,350	22,371
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,106
Lockheed Martin Corp.	5.720%	6/1/40	2,660	3,072
Lockheed Martin Corp.	4.850%	9/15/41	1,575	1,662
Martin Marietta Materials Inc.	6.600%	4/15/18	4,450	5,028
Mohawk Industries Inc.	6.125%	1/15/16	3,000	3,243
Mohawk Industries Inc.	3.850%	2/1/23	15,700	15,511

Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,639
Northrop Grumman Corp.	3.500%	3/15/21	9,828	9,978
Northrop Grumman Corp.	3.250%	8/1/23	5,000	4,807
Northrop Grumman Corp.	5.050%	11/15/40	7,175	7,469
Northrop Grumman Corp.	4.750%	6/1/43	6,225	6,238
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	507
Owens Corning	6.500%	12/1/16	24,493	27,246
Owens Corning	4.200%	12/15/22	9,850	9,833
Owens Corning	7.000%	12/1/36	725	811
Parker Hannifin Corp.	5.500%	5/15/18	950	1,077
Parker Hannifin Corp.	3.500%	9/15/22	500	504
Parker Hannifin Corp.	6.250%	5/15/38	3,985	4,960
Pentair Finance SA	1.350%	12/1/15	3,463	3,488
Pentair Finance SA	5.000%	5/15/21	1,275	1,364
Precision Castparts Corp.	0.700%	12/20/15	3,975	3,986
Precision Castparts Corp.	1.250%	1/15/18	2,721	2,679
Precision Castparts Corp.	2.500%	1/15/23	3,425	3,199
Precision Castparts Corp.	3.900%	1/15/43	3,125	2,902
Raytheon Co.	6.400%	12/15/18	275	323
Raytheon Co.	4.400%	2/15/20	2,820	3,068
Raytheon Co.	3.125%	10/15/20	3,514	3,570
Raytheon Co.	2.500%	12/15/22	5,500	5,145
Raytheon Co.	7.200%	8/15/27	4,110	5,311
Raytheon Co.	4.875%	10/15/40	1,814	1,934
Raytheon Co.	4.700%	12/15/41	7,375	7,707
Republic Services Inc.	3.800%	5/15/18	3,725	3,960
Republic Services Inc.	5.500%	9/15/19	17,550	19,933
Republic Services Inc.	5.000%	3/1/20	3,020	3,335
Republic Services Inc.	5.250%	11/15/21	11,110	12,453
Republic Services Inc.	3.550%	6/1/22	1,700	1,702
Republic Services Inc.	4.750%	5/15/23	950	1,018
Republic Services Inc.	6.086%	3/15/35	2,600	3,006
Republic Services Inc.	6.200%	3/1/40	4,073	4,957
Republic Services Inc.	5.700%	5/15/41	5,668	6,478
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,287
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,282
Rockwell Automation Inc.	6.250%	12/1/37	3,985	4,844
Rockwell Collins Inc.	5.250%	7/15/19	850	951
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,537
Roper Industries Inc.	1.850%	11/15/17	2,550	2,561
Roper Industries Inc.	2.050%	10/1/18	12,100	11,917
Roper Industries Inc.	6.250%	9/1/19	3,725	4,292
Roper Industries Inc.	3.125%	11/15/22	725	687
Snap-on Inc.	6.125%	9/1/21	3,700	4,276
Sonoco Products Co.	4.375%	11/1/21	745	775
Sonoco Products Co.	5.750%	11/1/40	5,050	5,671
Stanley Black & Decker Inc.	3.400%	12/1/21	4,325	4,356
Stanley Black & Decker Inc.	2.900%	11/1/22	1,450	1,389
Stanley Black & Decker Inc.	5.200%	9/1/40	2,050	2,215
Textron Inc.	5.600%	12/1/17	375	415
Textron Inc.	7.250%	10/1/19	4,140	4,936
Tyco International Finance SA	8.500%	1/15/19	2,301	2,831
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	1,975	2,368
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	16,060	18,755
United Technologies Corp.	4.875%	5/1/15	1,060	1,111
United Technologies Corp.	1.800%	6/1/17	10,220	10,399

United Technologies Corp.	5.375%	12/15/17	12,306	14,038
United Technologies Corp.	6.125%	2/1/19	383	452
United Technologies Corp.	4.500%	4/15/20	23,803	26,388
United Technologies Corp.	3.100%	6/1/22	25,427	25,367
United Technologies Corp.	6.700%	8/1/28	2,397	3,048
United Technologies Corp.	7.500%	9/15/29	3,325	4,613
United Technologies Corp.	5.400%	5/1/35	7,175	8,309
United Technologies Corp.	6.050%	6/1/36	7,427	9,203
United Technologies Corp.	6.125%	7/15/38	3,388	4,239
United Technologies Corp.	5.700%	4/15/40	11,582	13,809
United Technologies Corp.	4.500%	6/1/42	29,680	30,174
Waste Management Inc.	2.600%	9/1/16	3,150	3,273
Waste Management Inc.	6.100%	3/15/18	700	810
Waste Management Inc.	7.375%	3/11/19	15,132	18,361
Waste Management Inc.	4.750%	6/30/20	3,675	4,009
Waste Management Inc.	4.600%	3/1/21	7,120	7,719
Waste Management Inc.	7.000%	7/15/28	208	264
Waste Management Inc.	7.750%	5/15/32	1,850	2,562
Waste Management Inc.	6.125%	11/30/39	6,943	8,401

Communication (2.5%)
21st Century Fox America Inc.	5.300%	12/15/14	4,050	4,187
21st Century Fox America Inc.	8.000%	10/17/16	3,815	4,460
21st Century Fox America Inc.	7.250%	5/18/18	150	181
21st Century Fox America Inc.	6.900%	3/1/19	2,770	3,342
21st Century Fox America Inc.	4.500%	2/15/21	7,350	7,985
21st Century Fox America Inc.	3.000%	9/15/22	3,050	2,943
21st Century Fox America Inc.	7.700%	10/30/25	1,175	1,499
21st Century Fox America Inc.	6.550%	3/15/33	13,065	15,605
21st Century Fox America Inc.	6.200%	12/15/34	14,441	16,728
21st Century Fox America Inc.	6.400%	12/15/35	24,245	28,829
21st Century Fox America Inc.	8.150%	10/17/36	2,175	2,878
21st Century Fox America Inc.	6.150%	3/1/37	9,723	11,229
21st Century Fox America Inc.	6.650%	11/15/37	660	801
21st Century Fox America Inc.	6.900%	8/15/39	7,260	9,064
21st Century Fox America Inc.	6.150%	2/15/41	295	344
21st Century Fox America Inc.	5.400%	10/1/43	250	268
21st Century Fox America Inc.	7.750%	12/1/45	1,460	2,001
Alltel Corp.	7.875%	7/1/32	4,183	5,644
America Movil SAB de CV	5.750%	1/15/15	27,251	28,332
America Movil SAB de CV	3.625%	3/30/15	70	71
America Movil SAB de CV	5.625%	11/15/17	6,590	7,477
America Movil SAB de CV	5.000%	10/16/19	1,225	1,353
America Movil SAB de CV	5.000%	3/30/20	3,300	3,651
America Movil SAB de CV	3.125%	7/16/22	5,150	4,922
America Movil SAB de CV	6.375%	3/1/35	17,540	20,232
America Movil SAB de CV	6.125%	11/15/37	4,318	4,850
America Movil SAB de CV	6.125%	3/30/40	12,000	13,630
America Movil SAB de CV	4.375%	7/16/42	9,675	8,637
American Tower Corp.	4.625%	4/1/15	6,075	6,305
American Tower Corp.	4.500%	1/15/18	20,565	22,228
American Tower Corp.	3.400%	2/15/19	2,975	3,051
American Tower Corp.	5.050%	9/1/20	5,000	5,395
American Tower Corp.	5.900%	11/1/21	7,025	7,874
American Tower Corp.	3.500%	1/31/23	16,775	15,852
Ameritech Capital Funding Corp.	6.550%	1/15/28	20	22
AT&T Corp.	8.000%	11/15/31	12,654	17,513
AT&T Inc.	2.500%	8/15/15	11,441	11,730

AT&T Inc.	0.800%	12/1/15	1,025	1,027
AT&T Inc.	0.900%	2/12/16	7,875	7,888
AT&T Inc.	2.950%	5/15/16	4,300	4,483
AT&T Inc.	5.625%	6/15/16	28,820	31,765
AT&T Inc.	2.400%	8/15/16	400	413
AT&T Inc.	1.600%	2/15/17	950	957
AT&T Inc.	1.700%	6/1/17	28,225	28,395
AT&T Inc.	1.400%	12/1/17	1,500	1,486
AT&T Inc.	5.500%	2/1/18	5,256	5,937
AT&T Inc.	5.600%	5/15/18	8,975	10,205
AT&T Inc.	2.375%	11/27/18	17,500	17,599
AT&T Inc.	5.800%	2/15/19	50,450	58,241
AT&T Inc.	2.300%	3/11/19	3,225	3,206
AT&T Inc.	3.875%	8/15/21	17,650	18,423
AT&T Inc.	3.000%	2/15/22	9,550	9,274
AT&T Inc.	2.625%	12/1/22	5,600	5,212
AT&T Inc.	3.900%	3/11/24	2,825	2,815
AT&T Inc.	6.450%	6/15/34	4,500	5,313
AT&T Inc.	6.150%	9/15/34	100	113
AT&T Inc.	6.500%	9/1/37	13,663	16,039
AT&T Inc.	6.300%	1/15/38	9,672	11,061
AT&T Inc.	6.400%	5/15/38	6,320	7,320
AT&T Inc.	6.550%	2/15/39	27,539	32,493
AT&T Inc.	5.350%	9/1/40	23,037	23,509
AT&T Inc.	5.550%	8/15/41	4,925	5,141
AT&T Inc.	4.300%	12/15/42	7,915	7,002
AT&T Inc.	4.350%	6/15/45	8,930	7,856
AT&T Mobility LLC	7.125%	12/15/31	8,165	10,404
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,215	6,479
Bellsouth Capital Funding Corp.	7.120%	7/15/97	350	380
BellSouth Corp.	6.875%	10/15/31	7,465	8,838
BellSouth Corp.	6.550%	6/15/34	2,680	3,054
BellSouth Corp.	6.000%	11/15/34	2,037	2,226
BellSouth Telecommunications LLC	6.375%	6/1/28	4,400	4,945
British Telecommunications plc	2.000%	6/22/15	3,750	3,805
British Telecommunications plc	1.625%	6/28/16	4,350	4,405
British Telecommunications plc	1.250%	2/14/17	600	598
British Telecommunications plc	5.950%	1/15/18	12,150	13,847
British Telecommunications plc	2.350%	2/14/19	600	597
British Telecommunications plc	9.625%	12/15/30	14,767	22,753
CBS Corp.	1.950%	7/1/17	1,125	1,139
CBS Corp.	4.625%	5/15/18	400	437
CBS Corp.	8.875%	5/15/19	4,275	5,484
CBS Corp.	5.750%	4/15/20	10,060	11,477
CBS Corp.	4.300%	2/15/21	5,775	6,090
CBS Corp.	3.375%	3/1/22	5,705	5,608
CBS Corp.	7.875%	7/30/30	2,389	3,128
CBS Corp.	5.500%	5/15/33	668	709
CBS Corp.	5.900%	10/15/40	1,025	1,139
CBS Corp.	4.850%	7/1/42	3,443	3,347
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	3,695	3,603
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	2,795	3,532
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,256	10,298
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,028
Comcast Corp.	5.850%	11/15/15	65	71

Comcast Corp.	5.900%	3/15/16	19,030	20,931
Comcast Corp.	4.950%	6/15/16	1,200	1,307
Comcast Corp.	6.500%	1/15/17	765	875
Comcast Corp.	6.300%	11/15/17	38,655	45,023
Comcast Corp.	5.875%	2/15/18	17,275	19,846
Comcast Corp.	5.700%	5/15/18	4,890	5,621
Comcast Corp.	5.700%	7/1/19	4,850	5,619
Comcast Corp.	5.150%	3/1/20	4,607	5,231
Comcast Corp.	3.125%	7/15/22	1,100	1,091
Comcast Corp.	2.850%	1/15/23	6,050	5,847
Comcast Corp.	4.250%	1/15/33	9,197	9,026
Comcast Corp.	7.050%	3/15/33	3,000	3,889
Comcast Corp.	5.650%	6/15/35	3,071	3,470
Comcast Corp.	6.500%	11/15/35	16,050	19,904
Comcast Corp.	6.450%	3/15/37	7,668	9,433
Comcast Corp.	6.950%	8/15/37	14,170	18,406
Comcast Corp.	6.400%	5/15/38	15,471	18,994
Comcast Corp.	4.650%	7/15/42	9,470	9,416
Comcast Corp.	4.500%	1/15/43	2,150	2,104
COX Communications Inc.	5.500%	10/1/15	625	667
Deutsche Telekom International Finance BV	5.750%	3/23/16	10,240	11,200
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,715	5,583
Deutsche Telekom International Finance BV	6.000%	7/8/19	8,175	9,597
Deutsche Telekom International Finance BV	8.750%	6/15/30	31,260	45,024
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	6,825	7,081
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	7,250	7,582
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	7,375	7,533
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	29,520	33,876
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	9,235	10,130
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	1,050	1,107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,900	2,043
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	21,000	20,868
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	4,975	5,385
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	9,095	9,457
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	4,094	4,450
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	10,795	10,235
Discovery Communications LLC	5.050%	6/1/20	15,450	17,149
Discovery Communications LLC	4.375%	6/15/21	4,600	4,883
Discovery Communications LLC	3.300%	5/15/22	6,600	6,442
Discovery Communications LLC	3.250%	4/1/23	2,500	2,405
Discovery Communications LLC	6.350%	6/1/40	295	342
Discovery Communications LLC	4.950%	5/15/42	8,000	7,838
Discovery Communications LLC	4.875%	4/1/43	1,075	1,050
Embarq Corp.	7.082%	6/1/16	9,456	10,623
Embarq Corp.	7.995%	6/1/36	9,260	9,703
Graham Holdings Co.	7.250%	2/1/19	2,975	3,480

Grupo Televisa SAB	6.625%	3/18/25	3,350	3,878
Grupo Televisa SAB	8.500%	3/11/32	550	713
Grupo Televisa SAB	6.625%	1/15/40	5,918	6,747
GTE Corp.	8.750%	11/1/21	2,935	3,829
GTE Corp.	6.940%	4/15/28	13,105	15,896
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,800	5,649
Interpublic Group of Cos. Inc.	4.200%	4/15/24	16,600	16,569
Koninklijke KPN NV	8.375%	10/1/30	3,533	4,762
McGraw Hill Financial Inc.	5.900%	11/15/17	3,485	3,874
McGraw Hill Financial Inc.	6.550%	11/15/37	6,600	6,618
Moody's Corp.	4.500%	9/1/22	13,000	13,439
Moody's Corp.	4.875%	2/15/24	4,900	5,143
NBCUniversal Media LLC	3.650%	4/30/15	3,975	4,114
NBCUniversal Media LLC	2.875%	4/1/16	8,375	8,716
NBCUniversal Media LLC	5.150%	4/30/20	7,160	8,130
NBCUniversal Media LLC	4.375%	4/1/21	19,180	20,804
NBCUniversal Media LLC	2.875%	1/15/23	7,775	7,500
NBCUniversal Media LLC	6.400%	4/30/40	21,950	27,194
NBCUniversal Media LLC	5.950%	4/1/41	7,645	9,012
NBCUniversal Media LLC	4.450%	1/15/43	7,125	6,882
New Cingular Wireless Services Inc.	8.750%	3/1/31	145	213
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,125	2,113
Omnicom Group Inc.	5.900%	4/15/16	750	822
Omnicom Group Inc.	6.250%	7/15/19	20	23
Omnicom Group Inc.	4.450%	8/15/20	15,650	16,734
Omnicom Group Inc.	3.625%	5/1/22	19,025	18,962
Orange SA	2.125%	9/16/15	1,500	1,526
Orange SA	2.750%	9/14/16	7,125	7,401
Orange SA	5.375%	7/8/19	5,925	6,658
Orange SA	4.125%	9/14/21	8,525	8,785
Orange SA	9.000%	3/1/31	20,415	29,493
Orange SA	5.375%	1/13/42	9,325	9,624
Orange SA	5.500%	2/6/44	5,036	5,224
Qwest Corp.	6.500%	6/1/17	4,600	5,209
Qwest Corp.	6.750%	12/1/21	4,875	5,447
Qwest Corp.	7.250%	9/15/25	1,360	1,551
Qwest Corp.	6.875%	9/15/33	11,994	11,844
Qwest Corp.	7.125%	11/15/43	13,775	13,844
Reed Elsevier Capital Inc.	3.125%	10/15/22	15,783	15,155
Rogers Communications Inc.	6.800%	8/15/18	16,055	19,094
Rogers Communications Inc.	3.000%	3/15/23	3,175	2,979
Rogers Communications Inc.	7.500%	8/15/38	725	940
Rogers Communications Inc.	5.000%	3/15/44	19,475	19,530
Scripps Networks Interactive Inc.	2.700%	12/15/16	1,230	1,279
TCI Communications Inc.	8.750%	8/1/15	18,000	19,962
TCI Communications Inc.	7.875%	2/15/26	3,268	4,347
TCI Communications Inc.	7.125%	2/15/28	1,347	1,721
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	5,016
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	10,629
Telefonica Emisiones SAU	6.421%	6/20/16	12,910	14,291
Telefonica Emisiones SAU	6.221%	7/3/17	241	273
Telefonica Emisiones SAU	3.192%	4/27/18	15,400	15,776
Telefonica Emisiones SAU	5.877%	7/15/19	6,728	7,577
Telefonica Emisiones SAU	5.134%	4/27/20	8,960	9,700
Telefonica Emisiones SAU	5.462%	2/16/21	14,375	15,786
Telefonica Emisiones SAU	4.570%	4/27/23	11,775	12,036
Telefonica Emisiones SAU	7.045%	6/20/36	9,674	11,709
Telefonica Europe BV	8.250%	9/15/30	4,595	5,948

Thomson Reuters Corp.	1.300%	2/23/17	5,000	4,973
Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,998
Thomson Reuters Corp.	4.300%	11/23/23	6,025	6,162
Thomson Reuters Corp.	5.500%	8/15/35	7,375	7,613
Thomson Reuters Corp.	5.850%	4/15/40	6,475	6,940
Thomson Reuters Corp.	4.500%	5/23/43	1,500	1,352
Thomson Reuters Corp.	5.650%	11/23/43	5,750	6,070
Time Warner Cable Inc.	3.500%	2/1/15	4,625	4,739
Time Warner Cable Inc.	5.850%	5/1/17	18,270	20,567
Time Warner Cable Inc.	6.750%	7/1/18	20,030	23,484
Time Warner Cable Inc.	8.750%	2/14/19	7,055	8,923
Time Warner Cable Inc.	8.250%	4/1/19	12,220	15,261
Time Warner Cable Inc.	5.000%	2/1/20	18,125	19,809
Time Warner Cable Inc.	4.125%	2/15/21	1,000	1,046
Time Warner Cable Inc.	6.550%	5/1/37	11,561	13,427
Time Warner Cable Inc.	7.300%	7/1/38	4,140	5,205
Time Warner Cable Inc.	6.750%	6/15/39	13,190	15,654
Time Warner Cable Inc.	5.875%	11/15/40	25,197	27,417
Time Warner Cable Inc.	5.500%	9/1/41	7,850	8,161
Time Warner Cable Inc.	4.500%	9/15/42	2,750	2,509
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,436
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,175	9,888
United States Cellular Corp.	6.700%	12/15/33	8,585	8,634
Verizon Communications Inc.	4.900%	9/15/15	425	451
Verizon Communications Inc.	5.550%	2/15/16	5,217	5,698
Verizon Communications Inc.	3.000%	4/1/16	12,275	12,813
Verizon Communications Inc.	2.500%	9/15/16	19,745	20,444
Verizon Communications Inc.	5.500%	4/1/17	1,500	1,684
Verizon Communications Inc.	1.100%	11/1/17	1,250	1,229
Verizon Communications Inc.	5.500%	2/15/18	21,597	24,615
Verizon Communications Inc.	6.100%	4/15/18	3,805	4,430
Verizon Communications Inc.	3.650%	9/14/18	36,554	38,825
Verizon Communications Inc.	8.750%	11/1/18	3,487	4,458
Verizon Communications Inc.	6.350%	4/1/19	47,361	55,881
Verizon Communications Inc.	2.550%	6/17/19	3,425	3,439
Verizon Communications Inc.	4.500%	9/15/20	22,545	24,450
Verizon Communications Inc.	3.450%	3/15/21	6,025	6,110
Verizon Communications Inc.	4.600%	4/1/21	12,900	13,988
Verizon Communications Inc.	3.500%	11/1/21	11,450	11,531
Verizon Communications Inc.	2.450%	11/1/22	18,475	16,838
Verizon Communications Inc.	5.150%	9/15/23	92,940	101,643
Verizon Communications Inc.	4.150%	3/15/24	7,000	7,095
Verizon Communications Inc.	7.750%	12/1/30	14,051	18,581
Verizon Communications Inc.	7.750%	6/15/32	70	92
Verizon Communications Inc.	6.400%	9/15/33	42,350	50,103
Verizon Communications Inc.	5.050%	3/15/34	9,825	10,079
Verizon Communications Inc.	5.850%	9/15/35	2,315	2,573
Verizon Communications Inc.	6.250%	4/1/37	895	1,034
Verizon Communications Inc.	6.400%	2/15/38	6,602	7,722
Verizon Communications Inc.	6.900%	4/15/38	17,535	21,664
Verizon Communications Inc.	6.000%	4/1/41	15,450	17,511
Verizon Communications Inc.	4.750%	11/1/41	5,790	5,578
Verizon Communications Inc.	3.850%	11/1/42	3,825	3,192
Verizon Communications Inc.	6.550%	9/15/43	113,835	137,734
Verizon Maryland LLC	5.125%	6/15/33	1,955	1,959
Verizon New England Inc.	7.875%	11/15/29	1,385	1,693
Verizon New York Inc.	7.375%	4/1/32	9,227	11,015
Vodafone Group plc	5.625%	2/27/17	14,106	15,848

Vodafone Group plc	1.625%	3/20/17	24,025	24,270
Vodafone Group plc	1.250%	9/26/17	20,565	20,334
Vodafone Group plc	1.500%	2/19/18	3,200	3,150
Vodafone Group plc	4.625%	7/15/18	200	221
Vodafone Group plc	5.450%	6/10/19	14,225	16,286
Vodafone Group plc	4.375%	3/16/21	500	539
Vodafone Group plc	2.500%	9/26/22	6,025	5,514
Vodafone Group plc	2.950%	2/19/23	8,765	8,206
Vodafone Group plc	7.875%	2/15/30	780	1,044
Vodafone Group plc	6.250%	11/30/32	7,775	9,021
Vodafone Group plc	6.150%	2/27/37	6,513	7,415
Vodafone Group plc	4.375%	2/19/43	9,720	8,747
WPP Finance 2010	4.750%	11/21/21	12,636	13,535
WPP Finance 2010	3.625%	9/7/22	8,466	8,346

Consumer Cyclical (1.8%)
Advance Auto Parts Inc.	4.500%	12/1/23	5,075	5,226
Amazon.com Inc.	0.650%	11/27/15	7,975	7,998
Amazon.com Inc.	1.200%	11/29/17	5,025	4,967
Amazon.com Inc.	2.500%	11/29/22	18,325	17,080
American Honda Finance Corp.	1.125%	10/7/16	8,250	8,314
American Honda Finance Corp.	2.125%	10/10/18	6,500	6,528
AutoZone Inc.	1.300%	1/13/17	1,350	1,350
AutoZone Inc.	7.125%	8/1/18	7,950	9,508
AutoZone Inc.	3.700%	4/15/22	1,750	1,756
AutoZone Inc.	2.875%	1/15/23	3,525	3,288
AutoZone Inc.	3.125%	7/15/23	375	355
BorgWarner Inc.	4.625%	9/15/20	1,000	1,073
Brinker International Inc.	2.600%	5/15/18	4,675	4,636
Brinker International Inc.	3.875%	5/15/23	9,800	9,190
Carnival Corp.	1.200%	2/5/16	4,650	4,663
Carnival Corp.	1.875%	12/15/17	300	300
Carnival Corp.	3.950%	10/15/20	750	768
Costco Wholesale Corp.	5.500%	3/15/17	11,802	13,286
Costco Wholesale Corp.	1.125%	12/15/17	3,350	3,315
Costco Wholesale Corp.	1.700%	12/15/19	8,105	7,852
Cummins Inc.	3.650%	10/1/23	4,625	4,698
Cummins Inc.	4.875%	10/1/43	5,325	5,717
CVS Caremark Corp.	3.250%	5/18/15	2,375	2,446
CVS Caremark Corp.	6.125%	8/15/16	1,161	1,297
CVS Caremark Corp.	1.200%	12/5/16	400	402
CVS Caremark Corp.	5.750%	6/1/17	9,574	10,824
CVS Caremark Corp.	2.250%	12/5/18	1,750	1,753
CVS Caremark Corp.	4.750%	5/18/20	625	686
CVS Caremark Corp.	2.750%	12/1/22	275	259
CVS Caremark Corp.	4.000%	12/5/23	7,345	7,539
CVS Caremark Corp.	6.250%	6/1/27	27,969	34,157
CVS Caremark Corp.	6.125%	9/15/39	15,068	18,169
CVS Caremark Corp.	5.750%	5/15/41	18	21
CVS Caremark Corp.	5.300%	12/5/43	3,175	3,496
6 Daimler Finance North America LLC	2.625%	9/15/16	5,450	5,650
Daimler Finance North America LLC	8.500%	1/18/31	4,384	6,511
Darden Restaurants Inc.	6.200%	10/15/17	8,200	9,332
Delphi Corp.	4.150%	3/15/24	1,250	1,252
Dollar General Corp.	4.125%	7/15/17	1,250	1,338
Dollar General Corp.	3.250%	4/15/23	17,380	16,333
eBay Inc.	1.625%	10/15/15	9,696	9,871
eBay Inc.	1.350%	7/15/17	11,256	11,251

eBay Inc.	3.250%	10/15/20	3,280	3,362
eBay Inc.	2.600%	7/15/22	3,850	3,655
eBay Inc.	4.000%	7/15/42	3,368	2,960
Expedia Inc.	5.950%	8/15/20	1,000	1,105
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,663
Ford Holdings LLC	9.300%	3/1/30	4,525	6,389
Ford Motor Co.	6.625%	10/1/28	5,146	6,064
Ford Motor Co.	6.375%	2/1/29	6,044	6,891
Ford Motor Co.	7.450%	7/16/31	19,230	24,727
Ford Motor Co.	4.750%	1/15/43	4,271	4,137
Ford Motor Co.	7.400%	11/1/46	5,325	6,913
Ford Motor Credit Co. LLC	7.000%	4/15/15	8,475	9,014
Ford Motor Credit Co. LLC	2.750%	5/15/15	14,450	14,757
Ford Motor Credit Co. LLC	12.000%	5/15/15	6,400	7,186
Ford Motor Credit Co. LLC	5.625%	9/15/15	13,500	14,400
Ford Motor Credit Co. LLC	4.207%	4/15/16	6,150	6,528
Ford Motor Credit Co. LLC	1.700%	5/9/16	7,675	7,759
Ford Motor Credit Co. LLC	3.984%	6/15/16	3,650	3,871
Ford Motor Credit Co. LLC	8.000%	12/15/16	10,000	11,707
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,450	5,848
Ford Motor Credit Co. LLC	3.000%	6/12/17	13,075	13,574
Ford Motor Credit Co. LLC	6.625%	8/15/17	12,273	14,180
Ford Motor Credit Co. LLC	5.000%	5/15/18	18,220	20,136
Ford Motor Credit Co. LLC	2.875%	10/1/18	7,200	7,340
Ford Motor Credit Co. LLC	2.375%	3/12/19	12,050	11,949
Ford Motor Credit Co. LLC	8.125%	1/15/20	6,800	8,581
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	19,584
Ford Motor Credit Co. LLC	5.875%	8/2/21	11,900	13,653
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,900
Ford Motor Credit Co. LLC	4.375%	8/6/23	20,330	20,962
Gap Inc.	5.950%	4/12/21	15,325	17,247
Historic TW Inc.	9.150%	2/1/23	7,950	10,861
Historic TW Inc.	6.625%	5/15/29	7,845	9,454
Home Depot Inc.	5.400%	3/1/16	6,223	6,787
Home Depot Inc.	3.950%	9/15/20	4,800	5,178
Home Depot Inc.	4.400%	4/1/21	33,125	36,465
Home Depot Inc.	2.700%	4/1/23	3,675	3,487
Home Depot Inc.	3.750%	2/15/24	8,900	9,097
Home Depot Inc.	5.875%	12/16/36	7,685	9,244
Home Depot Inc.	5.400%	9/15/40	1,900	2,148
Home Depot Inc.	5.950%	4/1/41	13,593	16,543
Home Depot Inc.	4.200%	4/1/43	9,400	9,085
Home Depot Inc.	4.875%	2/15/44	7,725	8,256
Host Hotels & Resorts LP	6.000%	10/1/21	11,075	12,542
Host Hotels & Resorts LP	5.250%	3/15/22	5,000	5,444
Host Hotels & Resorts LP	4.750%	3/1/23	7,450	7,776
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,556
Hyatt Hotels Corp.	5.375%	8/15/21	1,250	1,369
Hyatt Hotels Corp.	3.375%	7/15/23	2,875	2,732
International Game Technology	7.500%	6/15/19	3,625	4,260
International Game Technology	5.500%	6/15/20	3,000	3,252
Johnson Controls Inc.	5.500%	1/15/16	3,000	3,245
Johnson Controls Inc.	5.000%	3/30/20	21,987	24,437
Johnson Controls Inc.	3.750%	12/1/21	50	52
Johnson Controls Inc.	6.000%	1/15/36	2,100	2,430
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,470
Johnson Controls Inc.	5.250%	12/1/41	5,183	5,524
Kohl's Corp.	6.250%	12/15/17	2,725	3,130

Kohl's Corp.	4.000%	11/1/21	5,625	5,742
Kohl's Corp.	3.250%	2/1/23	2,018	1,887
Kohl's Corp.	6.000%	1/15/33	725	780
Kohl's Corp.	6.875%	12/15/37	3,325	3,923
Lowe's Cos. Inc.	5.000%	10/15/15	20	21
Lowe's Cos. Inc.	2.125%	4/15/16	150	154
Lowe's Cos. Inc.	5.400%	10/15/16	15,600	17,370
Lowe's Cos. Inc.	1.625%	4/15/17	6,675	6,767
Lowe's Cos. Inc.	6.100%	9/15/17	3,350	3,857
Lowe's Cos. Inc.	4.625%	4/15/20	75	83
Lowe's Cos. Inc.	3.800%	11/15/21	2,550	2,691
Lowe's Cos. Inc.	3.120%	4/15/22	3,525	3,512
Lowe's Cos. Inc.	3.875%	9/15/23	3,675	3,808
Lowe's Cos. Inc.	6.875%	2/15/28	560	698
Lowe's Cos. Inc.	6.500%	3/15/29	3,694	4,504
Lowe's Cos. Inc.	5.500%	10/15/35	318	357
Lowe's Cos. Inc.	5.800%	10/15/36	8,549	9,984
Lowe's Cos. Inc.	5.800%	4/15/40	675	791
Lowe's Cos. Inc.	5.125%	11/15/41	5,750	6,223
Lowe's Cos. Inc.	4.650%	4/15/42	10,968	11,148
Lowe's Cos. Inc.	5.000%	9/15/43	1,825	1,940
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,350	11,243
Macy's Retail Holdings Inc.	5.900%	12/1/16	10,015	11,171
Macy's Retail Holdings Inc.	7.450%	7/15/17	4,950	5,840
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,700	7,941
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,648	1,542
Macy's Retail Holdings Inc.	6.650%	7/15/24	50	60
Macy's Retail Holdings Inc.	6.900%	4/1/29	14,858	18,072
Macy's Retail Holdings Inc.	6.900%	1/15/32	25	30
Macy's Retail Holdings Inc.	6.700%	7/15/34	250	305
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,925	10,704
Macy's Retail Holdings Inc.	4.300%	2/15/43	893	815
6 Marks & Spencer plc	6.250%	12/1/17	250	279
Marriott International Inc.	6.200%	6/15/16	1,500	1,652
Marriott International Inc.	6.375%	6/15/17	1,750	1,984
Marriott International Inc.	3.000%	3/1/19	2,300	2,345
Marriott International Inc.	3.375%	10/15/20	9,600	9,708
MasterCard Inc.	2.000%	4/1/19	3,875	3,852
MasterCard Inc.	3.375%	4/1/24	7,000	6,990
McDonald's Corp.	0.750%	5/29/15	2,750	2,764
McDonald's Corp.	5.300%	3/15/17	2,950	3,299
McDonald's Corp.	5.800%	10/15/17	5,580	6,404
McDonald's Corp.	5.350%	3/1/18	8,225	9,347
McDonald's Corp.	5.000%	2/1/19	3,150	3,562
McDonald's Corp.	1.875%	5/29/19	7,100	7,061
McDonald's Corp.	3.500%	7/15/20	100	105
McDonald's Corp.	2.625%	1/15/22	900	873
McDonald's Corp.	6.300%	10/15/37	3,628	4,554
McDonald's Corp.	6.300%	3/1/38	8,850	11,174
McDonald's Corp.	5.700%	2/1/39	2,500	2,935
McDonald's Corp.	3.700%	2/15/42	4,344	3,893
McDonald's Corp.	3.625%	5/1/43	7,325	6,447
MDC Holdings Inc.	5.500%	1/15/24	950	976
MDC Holdings Inc.	6.000%	1/15/43	3,000	2,682
NIKE Inc.	2.250%	5/1/23	805	741
NIKE Inc.	3.625%	5/1/43	1,800	1,598
Nordstrom Inc.	6.250%	1/15/18	11,075	12,783
Nordstrom Inc.	4.750%	5/1/20	2,875	3,156

Nordstrom Inc.	4.000%	10/15/21	14,516	15,275
Nordstrom Inc.	6.950%	3/15/28	3,175	3,940
6 Nordstrom Inc.	5.000%	1/15/44	2,610	2,723
NVR Inc.	3.950%	9/15/22	3,800	3,772
O'Reilly Automotive Inc.	4.875%	1/14/21	900	970
O'Reilly Automotive Inc.	4.625%	9/15/21	5,325	5,696
O'Reilly Automotive Inc.	3.800%	9/1/22	575	569
O'Reilly Automotive Inc.	3.850%	6/15/23	1,400	1,384
PACCAR Financial Corp.	0.800%	2/8/16	3,650	3,656
PACCAR Financial Corp.	1.150%	8/16/16	10,000	10,079
PACCAR Financial Corp.	1.600%	3/15/17	1,165	1,175
6 QVC Inc.	3.125%	4/1/19	3,100	3,095
QVC Inc.	5.125%	7/2/22	875	910
QVC Inc.	4.375%	3/15/23	1,050	1,033
6 QVC Inc.	4.850%	4/1/24	6,050	6,072
QVC Inc.	5.950%	3/15/43	4,425	4,446
Ralph Lauren Corp.	2.125%	9/26/18	2,900	2,901
Staples Inc.	2.750%	1/12/18	10,000	10,116
Staples Inc.	4.375%	1/12/23	3,700	3,570
Starbucks Corp.	0.875%	12/5/16	6,725	6,717
Starbucks Corp.	2.000%	12/5/18	4,300	4,276
Starbucks Corp.	3.850%	10/1/23	5,500	5,609
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	10	12
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	3,116	2,938
Target Corp.	5.875%	7/15/16	9,600	10,709
Target Corp.	5.375%	5/1/17	9,100	10,217
Target Corp.	6.000%	1/15/18	5,650	6,513
Target Corp.	3.875%	7/15/20	2,400	2,571
Target Corp.	2.900%	1/15/22	10,565	10,367
Target Corp.	6.350%	11/1/32	7,645	9,395
Target Corp.	6.500%	10/15/37	8,670	10,941
Target Corp.	7.000%	1/15/38	9,892	13,118
Target Corp.	4.000%	7/1/42	9,100	8,381
Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,095
Time Warner Cos. Inc.	6.950%	1/15/28	85	106
Time Warner Inc.	3.150%	7/15/15	1,625	1,679
Time Warner Inc.	5.875%	11/15/16	18,535	20,795
Time Warner Inc.	4.875%	3/15/20	3,095	3,426
Time Warner Inc.	4.700%	1/15/21	3,320	3,629
Time Warner Inc.	4.750%	3/29/21	7,075	7,765
Time Warner Inc.	4.000%	1/15/22	2,400	2,489
Time Warner Inc.	4.050%	12/15/23	475	485
Time Warner Inc.	7.625%	4/15/31	13,715	18,196
Time Warner Inc.	7.700%	5/1/32	12,810	17,179
Time Warner Inc.	6.500%	11/15/36	8,150	9,688
Time Warner Inc.	6.200%	3/15/40	4,895	5,652
Time Warner Inc.	6.100%	7/15/40	10,300	11,870
Time Warner Inc.	6.250%	3/29/41	11,195	13,115
Time Warner Inc.	5.375%	10/15/41	2,275	2,414
Time Warner Inc.	5.350%	12/15/43	1,850	1,972
TJX Cos. Inc.	6.950%	4/15/19	17,510	20,966
TJX Cos. Inc.	2.500%	5/15/23	50	46
Toyota Motor Credit Corp.	3.200%	6/17/15	15,635	16,157
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,079
Toyota Motor Credit Corp.	2.000%	9/15/16	8,500	8,732
Toyota Motor Credit Corp.	2.050%	1/12/17	18,400	18,895
Toyota Motor Credit Corp.	1.250%	10/5/17	6,300	6,252
Toyota Motor Credit Corp.	1.375%	1/10/18	14,000	13,856

Toyota Motor Credit Corp.	2.000%	10/24/18	5,675	5,666
Toyota Motor Credit Corp.	2.100%	1/17/19	5,475	5,453
Toyota Motor Credit Corp.	4.500%	6/17/20	5,400	5,930
Toyota Motor Credit Corp.	4.250%	1/11/21	4,075	4,436
Toyota Motor Credit Corp.	3.400%	9/15/21	7,324	7,537
Toyota Motor Credit Corp.	3.300%	1/12/22	16,800	16,958
Toyota Motor Credit Corp.	2.625%	1/10/23	13,625	12,907
VF Corp.	5.950%	11/1/17	2,700	3,113
VF Corp.	3.500%	9/1/21	8,000	8,230
VF Corp.	6.450%	11/1/37	2,398	2,994
Viacom Inc.	4.375%	9/15/14	6,275	6,384
Viacom Inc.	4.250%	9/15/15	300	315
Viacom Inc.	6.250%	4/30/16	3,400	3,767
Viacom Inc.	2.500%	12/15/16	2,950	3,056
Viacom Inc.	3.500%	4/1/17	12,025	12,780
Viacom Inc.	6.125%	10/5/17	6,405	7,377
Viacom Inc.	2.500%	9/1/18	175	178
Viacom Inc.	2.200%	4/1/19	9,000	8,946
Viacom Inc.	5.625%	9/15/19	14,810	16,930
Viacom Inc.	3.875%	12/15/21	1,250	1,279
Viacom Inc.	4.250%	9/1/23	1,275	1,314
Viacom Inc.	3.875%	4/1/24	6,000	5,991
Viacom Inc.	6.875%	4/30/36	9,423	11,687
Viacom Inc.	4.500%	2/27/42	3,425	3,132
Viacom Inc.	4.375%	3/15/43	1,123	1,003
Viacom Inc.	5.850%	9/1/43	9,050	10,010
Viacom Inc.	5.250%	4/1/44	10,350	10,593
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,575
Wal-Mart Stores Inc.	2.250%	7/8/15	4,950	5,072
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,321
Wal-Mart Stores Inc.	2.800%	4/15/16	300	314
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,860
Wal-Mart Stores Inc.	5.800%	2/15/18	13,450	15,523
Wal-Mart Stores Inc.	3.625%	7/8/20	38,550	40,781
Wal-Mart Stores Inc.	3.250%	10/25/20	29,550	30,599
Wal-Mart Stores Inc.	4.250%	4/15/21	16,900	18,463
Wal-Mart Stores Inc.	2.550%	4/11/23	9,500	8,953
Wal-Mart Stores Inc.	5.875%	4/5/27	18,980	23,161
Wal-Mart Stores Inc.	7.550%	2/15/30	13,390	18,727
Wal-Mart Stores Inc.	5.250%	9/1/35	6,201	6,977
Wal-Mart Stores Inc.	6.500%	8/15/37	22,086	28,636
Wal-Mart Stores Inc.	6.200%	4/15/38	5,819	7,287
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,025
Wal-Mart Stores Inc.	4.875%	7/8/40	2,325	2,497
Wal-Mart Stores Inc.	5.000%	10/25/40	1,900	2,079
Wal-Mart Stores Inc.	5.625%	4/15/41	20,995	24,755
Wal-Mart Stores Inc.	4.000%	4/11/43	9,246	8,634
Wal-Mart Stores Inc.	4.750%	10/2/43	10,150	10,689
Walgreen Co.	1.800%	9/15/17	3,300	3,323
Walgreen Co.	5.250%	1/15/19	4,125	4,686
Walgreen Co.	3.100%	9/15/22	10,625	10,194
Walgreen Co.	4.400%	9/15/42	7,475	7,029
Walt Disney Co.	6.200%	6/20/14	15	15
Walt Disney Co.	0.450%	12/1/15	4,000	4,001
Walt Disney Co.	1.350%	8/16/16	1,500	1,524
Walt Disney Co.	5.625%	9/15/16	5,775	6,446
Walt Disney Co.	1.125%	2/15/17	4,671	4,680
Walt Disney Co.	1.100%	12/1/17	10,408	10,299

Walt Disney Co.	5.875%	12/15/17	5,360	6,198
Walt Disney Co.	2.750%	8/16/21	7,600	7,568
Walt Disney Co.	2.550%	2/15/22	5,586	5,364
Walt Disney Co.	2.350%	12/1/22	3,100	2,897
Walt Disney Co.	7.000%	3/1/32	2,293	3,093
Walt Disney Co.	4.375%	8/16/41	3,560	3,599
Walt Disney Co.	4.125%	12/1/41	10,525	10,235
Walt Disney Co.	3.700%	12/1/42	4,670	4,242
Western Union Co.	5.930%	10/1/16	3,525	3,908
Western Union Co.	5.253%	4/1/20	3,946	4,300
Western Union Co.	6.200%	11/17/36	5,973	5,968
Western Union Co.	6.200%	6/21/40	5,225	5,180
Williams Partners LP	4.000%	11/15/21	2,600	2,646
Wyndham Worldwide Corp.	2.950%	3/1/17	900	927
Wyndham Worldwide Corp.	2.500%	3/1/18	1,150	1,158
Wyndham Worldwide Corp.	4.250%	3/1/22	10,545	10,677
Wyndham Worldwide Corp.	3.900%	3/1/23	500	492
Yum! Brands Inc.	6.250%	4/15/16	3,535	3,892
Yum! Brands Inc.	6.250%	3/15/18	1,325	1,518
Yum! Brands Inc.	3.875%	11/1/20	825	849

Consumer Noncyclical (3.5%)
Abbott Laboratories	5.125%	4/1/19	19,951	22,670
Abbott Laboratories	4.125%	5/27/20	6,892	7,450
Abbott Laboratories	6.150%	11/30/37	6,043	7,592
Abbott Laboratories	6.000%	4/1/39	1,175	1,455
Abbott Laboratories	5.300%	5/27/40	50	58
AbbVie Inc.	1.200%	11/6/15	25,375	25,599
AbbVie Inc.	1.750%	11/6/17	28,475	28,560
AbbVie Inc.	2.000%	11/6/18	12,350	12,239
AbbVie Inc.	2.900%	11/6/22	25,113	24,143
AbbVie Inc.	4.400%	11/6/42	22,269	21,751
Actavis Inc.	1.875%	10/1/17	9,115	9,094
Actavis Inc.	6.125%	8/15/19	5,875	6,799
Actavis Inc.	3.250%	10/1/22	18,117	17,434
Actavis Inc.	4.625%	10/1/42	5,450	5,241
Allergan Inc.	5.750%	4/1/16	4,495	4,952
Allergan Inc.	3.375%	9/15/20	2,530	2,601
Allergan Inc.	2.800%	3/15/23	3,125	2,967
Altria Group Inc.	4.125%	9/11/15	425	446
Altria Group Inc.	9.700%	11/10/18	7,363	9,708
Altria Group Inc.	9.250%	8/6/19	11,035	14,590
Altria Group Inc.	4.750%	5/5/21	3,535	3,851
Altria Group Inc.	2.850%	8/9/22	7,050	6,617
Altria Group Inc.	2.950%	5/2/23	7,825	7,271
Altria Group Inc.	4.000%	1/31/24	6,525	6,543
Altria Group Inc.	9.950%	11/10/38	4,234	6,785
Altria Group Inc.	10.200%	2/6/39	17,060	27,962
Altria Group Inc.	4.250%	8/9/42	13,546	12,022
Altria Group Inc.	4.500%	5/2/43	9,600	8,818
Altria Group Inc.	5.375%	1/31/44	10,925	11,489
AmerisourceBergen Corp.	5.875%	9/15/15	8,461	9,086
AmerisourceBergen Corp.	4.875%	11/15/19	5,345	5,992
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	3,996
Amgen Inc.	2.300%	6/15/16	11,275	11,615
Amgen Inc.	2.500%	11/15/16	7,175	7,448
Amgen Inc.	2.125%	5/15/17	6,900	7,062
Amgen Inc.	5.850%	6/1/17	11,120	12,625

Amgen Inc.	5.700%	2/1/19	18,025	20,866
Amgen Inc.	3.450%	10/1/20	6,050	6,225
Amgen Inc.	4.100%	6/15/21	8,950	9,504
Amgen Inc.	3.875%	11/15/21	10,850	11,399
Amgen Inc.	3.625%	5/15/22	12,524	12,782
Amgen Inc.	6.375%	6/1/37	1,721	2,082
Amgen Inc.	6.900%	6/1/38	11,080	14,186
Amgen Inc.	6.400%	2/1/39	9,825	11,999
Amgen Inc.	5.750%	3/15/40	4,935	5,590
Amgen Inc.	4.950%	10/1/41	1,995	2,002
Amgen Inc.	5.150%	11/15/41	19,645	20,154
Amgen Inc.	5.650%	6/15/42	10,021	11,169
Amgen Inc.	5.375%	5/15/43	2,125	2,282
Anheuser-Busch Cos. LLC	5.600%	3/1/17	8,850	9,952
Anheuser-Busch Cos. LLC	5.500%	1/15/18	10,480	11,893
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	2,936
Anheuser-Busch Cos. LLC	5.950%	1/15/33	10	12
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,057
Anheuser-Busch Cos. LLC	6.450%	9/1/37	670	864
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	4,200	4,211
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	10,950	10,775
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	19,950	19,925
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,200	3,010
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	19,000	19,198
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	8,415	7,834
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	6,400	6,534
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	21,733	21,835
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	11,422	11,459
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	9,787	12,161
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,900	8,441
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	28,707	33,013
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	11,370
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	6,650	7,255
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,399	15,474
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,568	9,969
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,603	13,587
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	21,455	19,159
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	632
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,098
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,100	5,527
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,042
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,618	4,085
Archer-Daniels-Midland Co.	5.765%	3/1/41	8,285	9,858
Archer-Daniels-Midland Co.	4.535%	3/26/42	18	18
Archer-Daniels-Midland Co.	4.016%	4/16/43	3,565	3,311
3 Ascension Health Alliance	4.847%	11/15/53	9,100	9,324
AstraZeneca plc	5.900%	9/15/17	19,455	22,327
AstraZeneca plc	1.950%	9/18/19	475	464
AstraZeneca plc	6.450%	9/15/37	20,916	26,271
AstraZeneca plc	4.000%	9/18/42	10,950	10,182
Avon Products Inc.	2.375%	3/15/16	2,600	2,643
Avon Products Inc.	5.750%	3/1/18	1,982	2,170
Avon Products Inc.	6.500%	3/1/19	410	458
Avon Products Inc.	4.600%	3/15/20	6,425	6,547
Avon Products Inc.	5.000%	3/15/23	2,125	2,128
Avon Products Inc.	6.950%	3/15/43	5,725	5,748
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	1,000	1,065

Baxter International Inc.	4.625%	3/15/15	5	5
Baxter International Inc.	5.900%	9/1/16	1,700	1,903
Baxter International Inc.	5.375%	6/1/18	5,000	5,665
Baxter International Inc.	1.850%	6/15/18	10,675	10,638
Baxter International Inc.	2.400%	8/15/22	3,895	3,607
Baxter International Inc.	6.250%	12/1/37	3,925	4,888
Baxter International Inc.	3.650%	8/15/42	3,643	3,162
Baxter International Inc.	4.500%	6/15/43	2,300	2,272
Beam Inc.	5.375%	1/15/16	5	5
Beam Inc.	1.875%	5/15/17	1,025	1,029
Beam Inc.	1.750%	6/15/18	275	268
Beam Inc.	3.250%	5/15/22	2,050	1,997
Beam Inc.	3.250%	6/15/23	550	531
Becton Dickinson & Co.	1.750%	11/8/16	1,700	1,738
Becton Dickinson & Co.	5.000%	5/15/19	1,475	1,654
Becton Dickinson & Co.	3.250%	11/12/20	5,325	5,450
Becton Dickinson & Co.	3.125%	11/8/21	14,790	14,942
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,234
Becton Dickinson & Co.	5.000%	11/12/40	175	191
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,109
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,193
Boston Scientific Corp.	5.125%	1/12/17	10,000	10,952
Boston Scientific Corp.	2.650%	10/1/18	5,250	5,288
Boston Scientific Corp.	6.000%	1/15/20	8,095	9,326
Boston Scientific Corp.	7.000%	11/15/35	6,400	7,995
Boston Scientific Corp.	7.375%	1/15/40	2,150	2,845
Bottling Group LLC	5.500%	4/1/16	19,185	20,969
Bottling Group LLC	5.125%	1/15/19	3,700	4,202
Bristol-Myers Squibb Co.	0.875%	8/1/17	6,925	6,840
Bristol-Myers Squibb Co.	1.750%	3/1/19	1,750	1,721
Bristol-Myers Squibb Co.	2.000%	8/1/22	4,334	3,947
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	510
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,975	2,933
Bristol-Myers Squibb Co.	6.800%	11/15/26	290	377
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,857	16,618
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,925	2,393
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,405	3,591
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,392
Brown-Forman Corp.	1.000%	1/15/18	1,275	1,244
Brown-Forman Corp.	2.250%	1/15/23	2,400	2,197
Brown-Forman Corp.	3.750%	1/15/43	1,675	1,494
Bunge Ltd. Finance Corp.	5.100%	7/15/15	5,625	5,917
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,750	3,963
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,389
Campbell Soup Co.	3.050%	7/15/17	1,275	1,338
Campbell Soup Co.	4.250%	4/15/21	3,850	4,105
Campbell Soup Co.	2.500%	8/2/22	3,575	3,255
Campbell Soup Co.	3.800%	8/2/42	4,728	4,035
Cardinal Health Inc.	4.000%	6/15/15	800	832
Cardinal Health Inc.	1.700%	3/15/18	1,125	1,115
Cardinal Health Inc.	4.625%	12/15/20	9,340	10,180
Cardinal Health Inc.	3.200%	6/15/22	20	19
Cardinal Health Inc.	3.200%	3/15/23	6,175	5,986
Cardinal Health Inc.	4.600%	3/15/43	2,125	2,090
CareFusion Corp.	6.375%	8/1/19	10,532	12,043
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,250	8,477
Celgene Corp.	2.450%	10/15/15	2,150	2,205
Celgene Corp.	1.900%	8/15/17	2,675	2,698

Celgene Corp.	2.300%	8/15/18	1,075	1,078
Celgene Corp.	3.950%	10/15/20	1,325	1,390
Celgene Corp.	3.250%	8/15/22	19,825	19,408
Celgene Corp.	4.000%	8/15/23	1,500	1,527
Celgene Corp.	5.700%	10/15/40	1,650	1,848
Celgene Corp.	5.250%	8/15/43	5,000	5,306
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,474
Clorox Co.	3.550%	11/1/15	1,825	1,904
Clorox Co.	5.950%	10/15/17	15,415	17,645
Clorox Co.	3.800%	11/15/21	100	103
Clorox Co.	3.050%	9/15/22	175	168
Coca-Cola Co.	0.750%	3/13/15	1,800	1,808
Coca-Cola Co.	1.500%	11/15/15	11,490	11,687
Coca-Cola Co.	1.800%	9/1/16	10,000	10,255
Coca-Cola Co.	5.350%	11/15/17	5,750	6,578
Coca-Cola Co.	1.150%	4/1/18	350	346
Coca-Cola Co.	1.650%	11/1/18	19,000	18,870
Coca-Cola Co.	4.875%	3/15/19	11,175	12,616
Coca-Cola Co.	2.450%	11/1/20	9,300	9,174
Coca-Cola Co.	3.150%	11/15/20	8,100	8,316
Coca-Cola Co.	3.300%	9/1/21	8,775	8,988
Coca-Cola Co.	3.200%	11/1/23	9,650	9,522
Coca-Cola Enterprises Inc.	3.500%	9/15/20	3,550	3,641
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,577
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,684
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,525
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	15,650	16,674
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	8,630
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	8,495
Colgate-Palmolive Co.	3.150%	8/5/15	75	78
Colgate-Palmolive Co.	1.300%	1/15/17	7,375	7,447
Colgate-Palmolive Co.	2.625%	5/1/17	700	730
Colgate-Palmolive Co.	2.450%	11/15/21	3,500	3,411
Colgate-Palmolive Co.	1.950%	2/1/23	1,250	1,126
Colgate-Palmolive Co.	2.100%	5/1/23	5,125	4,660
Colgate-Palmolive Co.	3.250%	3/15/24	4,625	4,577
ConAgra Foods Inc.	1.350%	9/10/15	3,965	3,995
ConAgra Foods Inc.	1.300%	1/25/16	350	352
ConAgra Foods Inc.	5.819%	6/15/17	951	1,075
ConAgra Foods Inc.	1.900%	1/25/18	16,350	16,203
ConAgra Foods Inc.	7.000%	4/15/19	810	968
ConAgra Foods Inc.	3.250%	9/15/22	7,320	7,066
ConAgra Foods Inc.	3.200%	1/25/23	11,332	10,833
ConAgra Foods Inc.	7.125%	10/1/26	3,245	3,985
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,246
ConAgra Foods Inc.	8.250%	9/15/30	4,799	6,400
ConAgra Foods Inc.	6.625%	8/15/39	3,565	4,330
ConAgra Foods Inc.	4.650%	1/25/43	8,750	8,432
Covidien International Finance SA	1.350%	5/29/15	1,675	1,689
Covidien International Finance SA	2.800%	6/15/15	1,750	1,794
Covidien International Finance SA	6.000%	10/15/17	4,660	5,358
Covidien International Finance SA	3.200%	6/15/22	5,425	5,358
Covidien International Finance SA	2.950%	6/15/23	7,900	7,493
Covidien International Finance SA	6.550%	10/15/37	10,041	12,965
CR Bard Inc.	1.375%	1/15/18	3,250	3,194
CR Bard Inc.	6.700%	12/1/26	5,250	6,480
Delhaize Group SA	6.500%	6/15/17	3,700	4,195
Delhaize Group SA	4.125%	4/10/19	500	520

Delhaize Group SA	5.700%	10/1/40	5,532	5,642
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,903
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,631
Diageo Capital plc	0.625%	4/29/16	5,300	5,277
Diageo Capital plc	5.500%	9/30/16	1,275	1,421
Diageo Capital plc	1.500%	5/11/17	13,245	13,292
Diageo Capital plc	5.750%	10/23/17	6,404	7,337
Diageo Capital plc	1.125%	4/29/18	1,550	1,509
Diageo Capital plc	4.828%	7/15/20	1,655	1,846
Diageo Capital plc	2.625%	4/29/23	15,050	13,986
Diageo Capital plc	5.875%	9/30/36	1,895	2,265
Diageo Capital plc	3.875%	4/29/43	5,000	4,544
Diageo Finance BV	3.250%	1/15/15	375	384
Diageo Finance BV	5.300%	10/28/15	7,601	8,166
Diageo Investment Corp.	2.875%	5/11/22	2,425	2,352
Diageo Investment Corp.	7.450%	4/15/35	1,000	1,397
Diageo Investment Corp.	4.250%	5/11/42	4,148	4,044
Dignity Health California GO	3.125%	11/1/22	2,100	1,931
Dignity Health California GO	4.500%	11/1/42	8,325	7,377
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,193
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,847	6,893
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,108
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	275	264
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,225	1,215
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,475	2,325
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,291
Edwards Lifesciences Corp.	2.875%	10/15/18	1,550	1,564
Eli Lilly & Co.	5.200%	3/15/17	6,420	7,195
Eli Lilly & Co.	1.950%	3/15/19	8,475	8,413
Eli Lilly & Co.	7.125%	6/1/25	220	286
Eli Lilly & Co.	5.500%	3/15/27	5,768	6,717
Eli Lilly & Co.	6.770%	1/1/36	1,250	1,629
Eli Lilly & Co.	5.550%	3/15/37	3,854	4,456
Eli Lilly & Co.	5.950%	11/15/37	800	971
Eli Lilly & Co.	4.650%	6/15/44	7,200	7,416
Energizer Holdings Inc.	4.700%	5/19/21	3,650	3,825
Energizer Holdings Inc.	4.700%	5/24/22	575	592
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,500	1,405
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,605	3,114
Estee Lauder Cos. Inc.	3.700%	8/15/42	5,144	4,536
Express Scripts Holding Co.	3.125%	5/15/16	7,150	7,469
Express Scripts Holding Co.	2.650%	2/15/17	18,025	18,675
Express Scripts Holding Co.	7.250%	6/15/19	1,945	2,370
Express Scripts Holding Co.	4.750%	11/15/21	13,871	15,057
Express Scripts Holding Co.	3.900%	2/15/22	20,642	21,158
Express Scripts Holding Co.	6.125%	11/15/41	4,178	4,944
Flowers Foods Inc.	4.375%	4/1/22	1,900	1,956
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,000	920
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,100	3,612
Genentech Inc.	4.750%	7/15/15	2,675	2,817
Genentech Inc.	5.250%	7/15/35	3,125	3,510
General Mills Inc.	5.700%	2/15/17	24,685	27,751
General Mills Inc.	5.650%	2/15/19	15,192	17,495
General Mills Inc.	3.150%	12/15/21	5,175	5,206
General Mills Inc.	5.400%	6/15/40	550	618
General Mills Inc.	4.150%	2/15/43	375	351
Gilead Sciences Inc.	3.050%	12/1/16	7,475	7,862
Gilead Sciences Inc.	2.050%	4/1/19	3,200	3,172

Gilead Sciences Inc.	4.500%	4/1/21	10,656	11,656
Gilead Sciences Inc.	4.400%	12/1/21	5,400	5,844
Gilead Sciences Inc.	3.700%	4/1/24	16,125	16,161
Gilead Sciences Inc.	5.650%	12/1/41	7,695	8,838
Gilead Sciences Inc.	4.800%	4/1/44	24,500	25,105
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	9,625	9,638
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	26,183	30,079
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	1,400	1,343
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,600	4,123
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	27,926	35,698
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	7,050	6,836
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,000	1,007
GlaxoSmithKline Capital plc	2.850%	5/8/22	1,395	1,363
Hasbro Inc.	6.300%	9/15/17	5,450	6,227
Hasbro Inc.	6.350%	3/15/40	9,326	10,617
Hershey Co.	5.450%	9/1/16	1,275	1,418
Hershey Co.	4.125%	12/1/20	3,325	3,617
Hillshire Brands Co.	4.100%	9/15/20	187	193
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,385
Ingredion Inc.	3.200%	11/1/15	650	673
Ingredion Inc.	4.625%	11/1/20	885	945
Ingredion Inc.	6.625%	4/15/37	1,175	1,388
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,000	960
JM Smucker Co.	3.500%	10/15/21	2,200	2,251
Johnson & Johnson	5.550%	8/15/17	4,695	5,376
Johnson & Johnson	5.150%	7/15/18	5,400	6,177
Johnson & Johnson	1.650%	12/5/18	6,250	6,220
Johnson & Johnson	3.375%	12/5/23	6,100	6,253
Johnson & Johnson	6.950%	9/1/29	4,100	5,537
Johnson & Johnson	4.950%	5/15/33	5,025	5,661
Johnson & Johnson	4.375%	12/5/33	3,525	3,701
Johnson & Johnson	5.950%	8/15/37	5,215	6,470
Johnson & Johnson	5.850%	7/15/38	1,924	2,355
Johnson & Johnson	4.500%	9/1/40	2,355	2,449
Johnson & Johnson	4.850%	5/15/41	20	22
Johnson & Johnson	4.500%	12/5/43	4,975	5,170
Kaiser Foundation Hospitals	3.500%	4/1/22	1,350	1,323
Kaiser Foundation Hospitals	4.875%	4/1/42	3,800	4,009
Kellogg Co.	1.125%	5/15/15	2,800	2,818
Kellogg Co.	4.450%	5/30/16	50	54
Kellogg Co.	1.875%	11/17/16	15,850	16,157
Kellogg Co.	3.250%	5/21/18	7,600	7,948
Kellogg Co.	4.150%	11/15/19	11,175	12,107
Kellogg Co.	7.450%	4/1/31	6,475	8,538
Kimberly-Clark Corp.	4.875%	8/15/15	5,325	5,644
Kimberly-Clark Corp.	6.125%	8/1/17	8,950	10,363
Kimberly-Clark Corp.	6.250%	7/15/18	175	206
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	8,896
Kimberly-Clark Corp.	3.875%	3/1/21	425	453
Kimberly-Clark Corp.	2.400%	3/1/22	5,900	5,655
Kimberly-Clark Corp.	2.400%	6/1/23	600	557
Kimberly-Clark Corp.	6.625%	8/1/37	1,660	2,185
Kimberly-Clark Corp.	5.300%	3/1/41	6,418	7,339
Kimberly-Clark Corp.	3.700%	6/1/43	2,050	1,829
Koninklijke Philips NV	5.750%	3/11/18	10,400	11,880
Koninklijke Philips NV	3.750%	3/15/22	14,100	14,518
Koninklijke Philips NV	6.875%	3/11/38	5,000	6,504
Koninklijke Philips NV	5.000%	3/15/42	5,950	6,316

Kraft Foods Group Inc.	1.625%	6/4/15	5,942	6,012
Kraft Foods Group Inc.	2.250%	6/5/17	9,000	9,230
Kraft Foods Group Inc.	6.125%	8/23/18	10,735	12,524
Kraft Foods Group Inc.	5.375%	2/10/20	7,888	9,011
Kraft Foods Group Inc.	3.500%	6/6/22	11,335	11,405
Kraft Foods Group Inc.	6.875%	1/26/39	18,608	24,119
Kraft Foods Group Inc.	6.500%	2/9/40	3,180	3,994
Kraft Foods Group Inc.	5.000%	6/4/42	6,570	6,859
Kroger Co.	3.900%	10/1/15	320	335
Kroger Co.	6.400%	8/15/17	7,325	8,412
Kroger Co.	6.800%	12/15/18	2,175	2,588
Kroger Co.	6.150%	1/15/20	10,695	12,479
Kroger Co.	3.300%	1/15/21	3,100	3,092
Kroger Co.	3.400%	4/15/22	875	869
Kroger Co.	3.850%	8/1/23	2,525	2,511
Kroger Co.	4.000%	2/1/24	2,375	2,392
Kroger Co.	7.700%	6/1/29	8,200	10,510
Kroger Co.	8.000%	9/15/29	1,435	1,870
Kroger Co.	7.500%	4/1/31	7,570	9,693
Kroger Co.	6.900%	4/15/38	6,318	7,826
Kroger Co.	5.400%	7/15/40	18	19
Kroger Co.	5.000%	4/15/42	925	931
Kroger Co.	5.150%	8/1/43	700	718
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,689
Laboratory Corp. of America Holdings	2.200%	8/23/17	2,355	2,385
Laboratory Corp. of America Holdings	2.500%	11/1/18	2,025	2,024
Laboratory Corp. of America Holdings	3.750%	8/23/22	860	854
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,775	1,766
Life Technologies Corp.	4.400%	3/1/15	4,350	4,497
Life Technologies Corp.	3.500%	1/15/16	11,185	11,671
Life Technologies Corp.	6.000%	3/1/20	2,900	3,341
Life Technologies Corp.	5.000%	1/15/21	2,200	2,428
Lorillard Tobacco Co.	3.500%	8/4/16	7,800	8,228
Lorillard Tobacco Co.	2.300%	8/21/17	175	179
Lorillard Tobacco Co.	8.125%	6/23/19	7,978	9,881
Lorillard Tobacco Co.	6.875%	5/1/20	100	117
Lorillard Tobacco Co.	3.750%	5/20/23	8,325	7,884
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	5,135
Lorillard Tobacco Co.	7.000%	8/4/41	4,375	5,020
Mattel Inc.	2.500%	11/1/16	450	465
Mattel Inc.	1.700%	3/15/18	2,275	2,244
Mattel Inc.	3.150%	3/15/23	800	768
Mattel Inc.	5.450%	11/1/41	1,518	1,597
3 Mayo Clinic	3.774%	11/15/43	11,800	10,504
3 Mayo Clinic	4.000%	11/15/47	4,025	3,686
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,953
McCormick & Co. Inc.	3.500%	9/1/23	1,800	1,817
McKesson Corp.	0.950%	12/4/15	4,775	4,788
McKesson Corp.	3.250%	3/1/16	1,475	1,540
McKesson Corp.	5.700%	3/1/17	1,015	1,129
McKesson Corp.	1.292%	3/10/17	5,000	4,998
McKesson Corp.	7.500%	2/15/19	34	41
McKesson Corp.	2.284%	3/15/19	7,800	7,745
McKesson Corp.	4.750%	3/1/21	14,695	15,980
McKesson Corp.	2.700%	12/15/22	1,800	1,678
McKesson Corp.	3.796%	3/15/24	2,500	2,499
McKesson Corp.	6.000%	3/1/41	4,189	4,911
McKesson Corp.	4.883%	3/15/44	6,000	6,121

Mead Johnson Nutrition Co.	4.900%	11/1/19	5,435	5,954
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,250	12,923
Medco Health Solutions Inc.	2.750%	9/15/15	10,525	10,815
Medco Health Solutions Inc.	7.125%	3/15/18	15,138	17,933
Medtronic Inc.	3.000%	3/15/15	15,775	16,188
Medtronic Inc.	4.750%	9/15/15	4,500	4,781
Medtronic Inc.	1.375%	4/1/18	12,575	12,419
Medtronic Inc.	5.600%	3/15/19	1,450	1,666
Medtronic Inc.	4.450%	3/15/20	2,465	2,722
Medtronic Inc.	2.750%	4/1/23	16,050	15,232
Medtronic Inc.	3.625%	3/15/24	3,500	3,530
Medtronic Inc.	6.500%	3/15/39	2,445	3,136
Medtronic Inc.	5.550%	3/15/40	4,275	4,918
Medtronic Inc.	4.500%	3/15/42	4,095	4,150
Medtronic Inc.	4.000%	4/1/43	4,250	3,943
Medtronic Inc.	4.625%	3/15/44	3,500	3,579
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	1,250	1,323
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	8,100	7,229
Merck & Co. Inc.	2.250%	1/15/16	35,050	36,130
Merck & Co. Inc.	6.000%	9/15/17	2,450	2,833
Merck & Co. Inc.	1.100%	1/31/18	4,069	3,996
Merck & Co. Inc.	1.300%	5/18/18	12,800	12,543
Merck & Co. Inc.	3.875%	1/15/21	9,780	10,448
Merck & Co. Inc.	2.800%	5/18/23	12,300	11,751
Merck & Co. Inc.	6.500%	12/1/33	4,118	5,379
Merck & Co. Inc.	6.550%	9/15/37	11,263	14,633
Merck & Co. Inc.	3.600%	9/15/42	2,947	2,581
Merck & Co. Inc.	4.150%	5/18/43	9,750	9,420
Merck Sharp & Dohme Corp.	4.000%	6/30/15	9,775	10,205
Merck Sharp & Dohme Corp.	5.000%	6/30/19	3,685	4,184
Merck Sharp & Dohme Corp.	6.400%	3/1/28	4,148	5,181
Merck Sharp & Dohme Corp.	5.950%	12/1/28	2,350	2,854
Merck Sharp & Dohme Corp.	5.750%	11/15/36	10,775	12,869
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,951	2,367
Molson Coors Brewing Co.	2.000%	5/1/17	1,300	1,317
Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,454
Molson Coors Brewing Co.	5.000%	5/1/42	11,812	12,368
Mondelez International Inc.	4.125%	2/9/16	12,525	13,252
Mondelez International Inc.	6.500%	8/11/17	755	869
Mondelez International Inc.	6.125%	2/1/18	435	501
Mondelez International Inc.	5.375%	2/10/20	39,491	44,656
Mondelez International Inc.	6.500%	11/1/31	8,615	10,472
Mondelez International Inc.	6.875%	2/1/38	3,363	4,332
Mondelez International Inc.	6.875%	1/26/39	1,300	1,676
Mondelez International Inc.	6.500%	2/9/40	14,650	18,478
Mylan Inc.	1.800%	6/24/16	1,100	1,115
Mylan Inc.	1.350%	11/29/16	20,100	20,151
Mylan Inc.	2.600%	6/24/18	2,600	2,627
Mylan Inc.	2.550%	3/28/19	4,575	4,546
Mylan Inc.	4.200%	11/29/23	5,750	5,789
Mylan Inc.	5.400%	11/29/43	3,550	3,697
Newell Rubbermaid Inc.	2.000%	6/15/15	625	633
Newell Rubbermaid Inc.	2.050%	12/1/17	2,525	2,533
Newell Rubbermaid Inc.	4.700%	8/15/20	700	751
Newell Rubbermaid Inc.	4.000%	6/15/22	450	460
Novant Health Inc.	5.850%	11/1/19	6,125	7,074

Novant Health Inc.	4.371%	11/1/43	7,100	6,510
Novartis Capital Corp.	2.900%	4/24/15	21,080	21,665
Novartis Capital Corp.	4.400%	4/24/20	425	467
Novartis Capital Corp.	2.400%	9/21/22	17,825	16,860
Novartis Capital Corp.	3.400%	5/6/24	4,700	4,691
Novartis Capital Corp.	3.700%	9/21/42	3,950	3,583
Novartis Capital Corp.	4.400%	5/6/44	22,500	22,741
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,600	12,047
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	3,450	3,564
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,024	13,120
PepsiAmericas Inc.	4.875%	1/15/15	1,275	1,320
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,242
PepsiCo Inc.	2.500%	5/10/16	10,596	10,986
PepsiCo Inc.	1.250%	8/13/17	5,075	5,071
PepsiCo Inc.	5.000%	6/1/18	14,670	16,496
PepsiCo Inc.	7.900%	11/1/18	3,978	4,987
PepsiCo Inc.	2.250%	1/7/19	11,600	11,685
PepsiCo Inc.	4.500%	1/15/20	7,930	8,749
PepsiCo Inc.	3.125%	11/1/20	75	77
PepsiCo Inc.	3.000%	8/25/21	7,687	7,716
PepsiCo Inc.	2.750%	3/5/22	6,250	6,053
PepsiCo Inc.	3.600%	3/1/24	7,250	7,290
PepsiCo Inc.	5.500%	1/15/40	9,525	10,880
PepsiCo Inc.	4.875%	11/1/40	4,650	4,907
PepsiCo Inc.	4.000%	3/5/42	10,625	9,759
PepsiCo Inc.	3.600%	8/13/42	3,856	3,327
PerkinElmer Inc.	5.000%	11/15/21	1,275	1,359
6 Perrigo Co. plc	1.300%	11/8/16	1,900	1,895
6 Perrigo Co. plc	2.300%	11/8/18	3,350	3,320
6 Perrigo Co. plc	4.000%	11/15/23	3,925	3,933
6 Perrigo Co. plc	5.300%	11/15/43	1,450	1,504
Pfizer Inc.	5.350%	3/15/15	16,395	17,150
Pfizer Inc.	1.500%	6/15/18	5,400	5,338
Pfizer Inc.	6.200%	3/15/19	28,720	33,981
Pfizer Inc.	3.000%	6/15/23	6,075	5,921
Pfizer Inc.	7.200%	3/15/39	10,735	14,859
Pfizer Inc.	4.300%	6/15/43	1,100	1,088
Pharmacia Corp.	6.600%	12/1/28	1,750	2,257
Philip Morris International Inc.	2.500%	5/16/16	2,965	3,080
Philip Morris International Inc.	1.625%	3/20/17	5,450	5,512
Philip Morris International Inc.	1.125%	8/21/17	200	198
Philip Morris International Inc.	5.650%	5/16/18	11,480	13,170
Philip Morris International Inc.	1.875%	1/15/19	14,650	14,476
Philip Morris International Inc.	4.125%	5/17/21	800	864
Philip Morris International Inc.	2.625%	3/6/23	5,200	4,860
Philip Morris International Inc.	3.600%	11/15/23	9,550	9,517
Philip Morris International Inc.	6.375%	5/16/38	17,722	21,783
Philip Morris International Inc.	4.375%	11/15/41	8,750	8,396
Philip Morris International Inc.	4.500%	3/20/42	5,118	4,978
Philip Morris International Inc.	3.875%	8/21/42	7,250	6,425
Philip Morris International Inc.	4.125%	3/4/43	2,150	1,979
Philip Morris International Inc.	4.875%	11/15/43	10,750	11,143
3 Procter & Gamble - Esop	9.360%	1/1/21	5,997	7,546
Procter & Gamble Co.	3.500%	2/15/15	7,900	8,117
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,108
Procter & Gamble Co.	4.850%	12/15/15	1,275	1,369
Procter & Gamble Co.	1.450%	8/15/16	3,650	3,715

Procter & Gamble Co.	1.600%	11/15/18	6,700	6,648
Procter & Gamble Co.	4.700%	2/15/19	3,495	3,931
Procter & Gamble Co.	2.300%	2/6/22	12,350	11,781
Procter & Gamble Co.	6.450%	1/15/26	3,875	4,939
Procter & Gamble Co.	5.500%	2/1/34	5,963	7,011
Procter & Gamble Co.	5.800%	8/15/34	420	514
Procter & Gamble Co.	5.550%	3/5/37	13,795	16,391
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	6,821
Quest Diagnostics Inc.	6.400%	7/1/17	140	159
Quest Diagnostics Inc.	2.700%	4/1/19	4,125	4,108
Quest Diagnostics Inc.	4.750%	1/30/20	3,700	3,967
Quest Diagnostics Inc.	4.700%	4/1/21	1,600	1,699
Quest Diagnostics Inc.	4.250%	4/1/24	4,475	4,467
Quest Diagnostics Inc.	6.950%	7/1/37	4,175	4,839
Quest Diagnostics Inc.	5.750%	1/30/40	18	19
Reynolds American Inc.	6.750%	6/15/17	5,836	6,726
Reynolds American Inc.	4.850%	9/15/23	3,425	3,602
Reynolds American Inc.	7.250%	6/15/37	3,858	4,780
Reynolds American Inc.	4.750%	11/1/42	10,125	9,456
Reynolds American Inc.	6.150%	9/15/43	1,300	1,467
Safeway Inc.	3.400%	12/1/16	9,500	9,986
Safeway Inc.	6.350%	8/15/17	5,230	5,999
Safeway Inc.	3.950%	8/15/20	1,200	1,216
Safeway Inc.	7.250%	2/1/31	4,327	4,076
Sanofi	2.625%	3/29/16	32,376	33,675
Sanofi	1.250%	4/10/18	12,825	12,579
Sanofi	4.000%	3/29/21	7,646	8,208
St. Jude Medical Inc.	2.500%	1/15/16	500	515
St. Jude Medical Inc.	3.250%	4/15/23	7,725	7,476
St. Jude Medical Inc.	4.750%	4/15/43	6,950	6,943
Stryker Corp.	3.000%	1/15/15	2,100	2,144
Stryker Corp.	2.000%	9/30/16	5,390	5,541
Stryker Corp.	4.375%	1/15/20	1,425	1,555
Sysco Corp.	5.250%	2/12/18	2,625	2,936
Sysco Corp.	5.375%	9/21/35	6,375	7,085
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	7,018	7,260
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,127
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	11,275	10,472
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,819	6,596
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,325	5,474
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	8,400	8,443
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	9,525	9,084
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,650	6,837
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,315	11,815
Thermo Fisher Scientific Inc.	1.300%	2/1/17	1,550	1,544
Thermo Fisher Scientific Inc.	1.850%	1/15/18	6,610	6,584
Thermo Fisher Scientific Inc.	2.400%	2/1/19	975	974
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	787
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,170
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,500	1,533
Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,500	2,568
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,700	1,824
Tupperware Brands Corp.	4.750%	6/1/21	2,900	3,047
Tyson Foods Inc.	6.600%	4/1/16	70	77
Tyson Foods Inc.	4.500%	6/15/22	17,855	18,658
Unilever Capital Corp.	0.450%	7/30/15	450	451
Unilever Capital Corp.	2.750%	2/10/16	200	208

Unilever Capital Corp.	0.850%	8/2/17	5,700	5,594
Unilever Capital Corp.	4.800%	2/15/19	450	504
Unilever Capital Corp.	2.200%	3/6/19	1,100	1,100
Unilever Capital Corp.	4.250%	2/10/21	4,870	5,316
Unilever Capital Corp.	5.900%	11/15/32	4,125	5,269
UST LLC	5.750%	3/1/18	2,700	3,082
Whirlpool Corp.	1.350%	3/1/17	4,750	4,754
Whirlpool Corp.	4.850%	6/15/21	2,500	2,719
Whirlpool Corp.	4.700%	6/1/22	1,675	1,784
Whirlpool Corp.	4.000%	3/1/24	4,450	4,467
Whirlpool Corp.	5.150%	3/1/43	2,400	2,471
Wyeth LLC	5.500%	2/15/16	2,485	2,707
Wyeth LLC	5.450%	4/1/17	925	1,040
Wyeth LLC	6.450%	2/1/24	1,500	1,847
Wyeth LLC	6.500%	2/1/34	6,100	7,805
Wyeth LLC	6.000%	2/15/36	10,880	13,315
Wyeth LLC	5.950%	4/1/37	26,154	31,654
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,194
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,751
Zimmer Holdings Inc.	5.750%	11/30/39	4,440	5,222
Zoetis Inc.	1.150%	2/1/16	14,500	14,557
Zoetis Inc.	1.875%	2/1/18	1,525	1,517
Zoetis Inc.	3.250%	2/1/23	12,035	11,654
Zoetis Inc.	4.700%	2/1/43	3,253	3,229

Energy (1.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,409	4,155
Anadarko Finance Co.	7.500%	5/1/31	7,738	9,884
Anadarko Petroleum Corp.	5.950%	9/15/16	36,706	40,835
Anadarko Petroleum Corp.	6.375%	9/15/17	7,705	8,817
Anadarko Petroleum Corp.	6.450%	9/15/36	9,840	11,639
Anadarko Petroleum Corp.	7.950%	6/15/39	3,475	4,780
Anadarko Petroleum Corp.	6.200%	3/15/40	6,335	7,345
Apache Corp.	5.625%	1/15/17	925	1,036
Apache Corp.	1.750%	4/15/17	800	811
Apache Corp.	6.900%	9/15/18	7,100	8,525
Apache Corp.	3.625%	2/1/21	4,700	4,945
Apache Corp.	3.250%	4/15/22	4,918	4,959
Apache Corp.	6.000%	1/15/37	11,020	12,999
Apache Corp.	5.100%	9/1/40	12,830	13,529
Apache Corp.	5.250%	2/1/42	9,300	10,034
Apache Corp.	4.750%	4/15/43	3,825	3,851
Apache Finance Canada Corp.	7.750%	12/15/29	1,080	1,487
Baker Hughes Inc.	7.500%	11/15/18	240	296
Baker Hughes Inc.	3.200%	8/15/21	4,800	4,872
Baker Hughes Inc.	6.875%	1/15/29	990	1,298
Baker Hughes Inc.	5.125%	9/15/40	18,010	19,870
BJ Services Co.	6.000%	6/1/18	4,450	5,104
BP Capital Markets plc	3.125%	10/1/15	18,385	19,108
BP Capital Markets plc	0.700%	11/6/15	6,000	6,016
BP Capital Markets plc	3.200%	3/11/16	20,650	21,646
BP Capital Markets plc	2.248%	11/1/16	10,653	11,012
BP Capital Markets plc	1.846%	5/5/17	17,675	17,959
BP Capital Markets plc	1.375%	11/6/17	3,350	3,341
BP Capital Markets plc	1.375%	5/10/18	14,225	13,906
BP Capital Markets plc	2.241%	9/26/18	3,875	3,904
BP Capital Markets plc	4.750%	3/10/19	9,785	10,889
BP Capital Markets plc	2.237%	5/10/19	10,400	10,341

BP Capital Markets plc	4.742%	3/11/21	14,300	15,829
BP Capital Markets plc	3.561%	11/1/21	13,035	13,409
BP Capital Markets plc	3.245%	5/6/22	11,175	11,098
BP Capital Markets plc	2.500%	11/6/22	16,667	15,554
BP Capital Markets plc	2.750%	5/10/23	11,315	10,614
BP Capital Markets plc	3.814%	2/10/24	7,000	7,064
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,011
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,899
Cameron International Corp.	1.600%	4/30/15	4,050	4,096
Cameron International Corp.	1.150%	12/15/16	2,200	2,202
Cameron International Corp.	6.375%	7/15/18	975	1,129
Cameron International Corp.	4.000%	12/15/23	3,200	3,207
Cameron International Corp.	7.000%	7/15/38	1,245	1,573
Cameron International Corp.	5.950%	6/1/41	400	442
Cameron International Corp.	5.125%	12/15/43	3,075	3,084
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,723
Canadian Natural Resources Ltd.	5.700%	5/15/17	12,561	14,143
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	531
Canadian Natural Resources Ltd.	3.800%	4/15/24	805	808
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,818	6,105
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,017
Canadian Natural Resources Ltd.	5.850%	2/1/35	175	195
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,505	11,588
Canadian Natural Resources Ltd.	6.250%	3/15/38	980	1,174
Cenovus Energy Inc.	5.700%	10/15/19	4,675	5,364
Cenovus Energy Inc.	3.000%	8/15/22	800	765
Cenovus Energy Inc.	6.750%	11/15/39	21,471	26,661
Cenovus Energy Inc.	4.450%	9/15/42	3,038	2,889
Chevron Corp.	0.889%	6/24/16	1,975	1,987
Chevron Corp.	1.104%	12/5/17	11,550	11,443
Chevron Corp.	1.718%	6/24/18	12,340	12,321
Chevron Corp.	4.950%	3/3/19	17,880	20,278
Chevron Corp.	2.427%	6/24/20	5,000	4,989
Chevron Corp.	2.355%	12/5/22	9,800	9,197
Chevron Corp.	3.191%	6/24/23	575	570
ConocoPhillips	6.650%	7/15/18	35	42
ConocoPhillips	5.750%	2/1/19	29,120	33,965
ConocoPhillips	5.900%	10/15/32	11,001	13,224
ConocoPhillips	5.900%	5/15/38	4,287	5,284
ConocoPhillips	6.500%	2/1/39	6,843	9,005
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	32,154
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,470	5,471
ConocoPhillips Co.	1.050%	12/15/17	1,000	988
ConocoPhillips Co.	2.400%	12/15/22	1,000	939
ConocoPhillips Holding Co.	6.950%	4/15/29	9,465	12,645
Continental Resources Inc.	5.000%	9/15/22	21,025	22,050
Continental Resources Inc.	4.500%	4/15/23	10,428	10,819
Devon Energy Corp.	2.400%	7/15/16	750	773
Devon Energy Corp.	1.875%	5/15/17	1,525	1,541
Devon Energy Corp.	6.300%	1/15/19	10	12
Devon Energy Corp.	4.000%	7/15/21	4,250	4,452
Devon Energy Corp.	3.250%	5/15/22	2,375	2,339
Devon Energy Corp.	7.950%	4/15/32	7,850	10,723
Devon Energy Corp.	5.600%	7/15/41	6,518	7,246
Devon Energy Corp.	4.750%	5/15/42	18	18
Devon Financing Co. LLC	7.875%	9/30/31	16,086	21,859
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	632
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,137

Diamond Offshore Drilling Inc.	3.450%	11/1/23	1,950	1,903
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,760	5,211
Diamond Offshore Drilling Inc.	4.875%	11/1/43	5,525	5,380
Encana Corp.	5.900%	12/1/17	6,171	7,032
Encana Corp.	3.900%	11/15/21	6,450	6,624
Encana Corp.	7.200%	11/1/31	5,675	6,850
Encana Corp.	6.500%	8/15/34	8,493	9,874
Encana Corp.	6.625%	8/15/37	4,479	5,305
Encana Corp.	6.500%	2/1/38	18	22
Encana Corp.	5.150%	11/15/41	18	18
Energen Corp.	4.625%	9/1/21	2,775	2,753
Ensco plc	3.250%	3/15/16	4,675	4,881
Ensco plc	4.700%	3/15/21	4,846	5,201
EOG Resources Inc.	2.950%	6/1/15	6,185	6,364
EOG Resources Inc.	5.875%	9/15/17	5,325	6,097
EOG Resources Inc.	5.625%	6/1/19	35	40
EOG Resources Inc.	4.400%	6/1/20	5,875	6,453
EOG Resources Inc.	4.100%	2/1/21	9,550	10,284
EOG Resources Inc.	2.625%	3/15/23	9,993	9,427
EQT Corp.	6.500%	4/1/18	16,425	18,556
EQT Corp.	8.125%	6/1/19	325	396
FMC Technologies Inc.	2.000%	10/1/17	5,050	5,049
FMC Technologies Inc.	3.450%	10/1/22	1,100	1,051
Global Marine Inc.	7.000%	6/1/28	3,150	3,415
Halliburton Co.	1.000%	8/1/16	5,125	5,147
Halliburton Co.	2.000%	8/1/18	5,125	5,134
Halliburton Co.	5.900%	9/15/18	3,015	3,496
Halliburton Co.	6.150%	9/15/19	2,120	2,517
Halliburton Co.	3.500%	8/1/23	5,075	5,082
Halliburton Co.	6.700%	9/15/38	10,240	13,294
Halliburton Co.	7.450%	9/15/39	5,088	7,146
Halliburton Co.	4.500%	11/15/41	5,371	5,366
Halliburton Co.	4.750%	8/1/43	5,975	6,191
Hess Corp.	8.125%	2/15/19	11,469	14,362
Hess Corp.	7.875%	10/1/29	5,895	7,782
Hess Corp.	7.300%	8/15/31	4,628	5,868
Hess Corp.	7.125%	3/15/33	4,241	5,339
Hess Corp.	6.000%	1/15/40	10,618	12,102
Hess Corp.	5.600%	2/15/41	2,300	2,508
Husky Energy Inc.	6.150%	6/15/19	800	920
Husky Energy Inc.	7.250%	12/15/19	2,435	2,987
Husky Energy Inc.	3.950%	4/15/22	3,246	3,342
Husky Energy Inc.	4.000%	4/15/24	6,620	6,724
Husky Energy Inc.	6.800%	9/15/37	2,500	3,176
Kerr-McGee Corp.	6.950%	7/1/24	9,020	10,939
Kerr-McGee Corp.	7.875%	9/15/31	1,604	2,080
Marathon Oil Corp.	0.900%	11/1/15	2,510	2,516
Marathon Oil Corp.	6.000%	10/1/17	14,175	16,207
Marathon Oil Corp.	5.900%	3/15/18	4,047	4,629
Marathon Oil Corp.	2.800%	11/1/22	9,525	8,958
Marathon Oil Corp.	6.800%	3/15/32	7,367	9,120
Marathon Oil Corp.	6.600%	10/1/37	4,438	5,552
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,146
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,587
Marathon Petroleum Corp.	6.500%	3/1/41	13,795	16,776
Murphy Oil Corp.	3.700%	12/1/22	5,120	4,967
Murphy Oil Corp.	7.050%	5/1/29	4,700	5,376
Murphy Oil Corp.	5.125%	12/1/42	2,044	1,904

6 Nabors Industries Inc.	2.350%	9/15/16	1,550	1,583
Nabors Industries Inc.	6.150%	2/15/18	22,650	25,601
Nabors Industries Inc.	9.250%	1/15/19	600	747
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,485
6 Nabors Industries Inc.	5.100%	9/15/23	900	936
National Oilwell Varco Inc.	1.350%	12/1/17	13,525	13,384
National Oilwell Varco Inc.	2.600%	12/1/22	15,425	14,603
National Oilwell Varco Inc.	3.950%	12/1/42	13,098	12,191
Noble Energy Inc.	8.250%	3/1/19	2,829	3,531
Noble Energy Inc.	4.150%	12/15/21	8,975	9,444
Noble Energy Inc.	8.000%	4/1/27	525	696
Noble Energy Inc.	6.000%	3/1/41	10,645	12,165
Noble Energy Inc.	5.250%	11/15/43	5,725	5,975
Noble Holding International Ltd.	3.450%	8/1/15	9,200	9,510
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,392
Noble Holding International Ltd.	4.900%	8/1/20	3,825	4,096
Noble Holding International Ltd.	3.950%	3/15/22	1,225	1,212
Noble Holding International Ltd.	6.200%	8/1/40	4,468	4,896
Noble Holding International Ltd.	6.050%	3/1/41	1,020	1,100
Noble Holding International Ltd.	5.250%	3/15/42	1,225	1,198
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	9,997
Occidental Petroleum Corp.	1.750%	2/15/17	4,551	4,621
Occidental Petroleum Corp.	1.500%	2/15/18	2,550	2,524
Occidental Petroleum Corp.	4.100%	2/1/21	15,225	16,385
Occidental Petroleum Corp.	3.125%	2/15/22	2,375	2,361
Occidental Petroleum Corp.	2.700%	2/15/23	10,068	9,538
Petro-Canada	6.050%	5/15/18	12,390	14,291
Petro-Canada	7.875%	6/15/26	2,800	3,719
Petro-Canada	5.350%	7/15/33	4,825	5,209
Petro-Canada	5.950%	5/15/35	7,060	8,165
Petro-Canada	6.800%	5/15/38	8,159	10,262
Petrohawk Energy Corp.	6.250%	6/1/19	3,400	3,706
Phillips 66	2.950%	5/1/17	19,250	20,108
Phillips 66	4.300%	4/1/22	12,825	13,551
Phillips 66	5.875%	5/1/42	15,168	17,523
Pioneer Natural Resources Co.	5.875%	7/15/16	325	358
Pioneer Natural Resources Co.	6.875%	5/1/18	3,250	3,807
Pioneer Natural Resources Co.	3.950%	7/15/22	15,745	16,088
Pride International Inc.	8.500%	6/15/19	725	917
Pride International Inc.	6.875%	8/15/20	14,600	17,448
Pride International Inc.	7.875%	8/15/40	9,100	12,967
Rowan Cos. Inc.	7.875%	8/1/19	6,000	7,263
Rowan Cos. Inc.	4.875%	6/1/22	1,200	1,245
Rowan Cos. Inc.	4.750%	1/15/24	1,650	1,675
Rowan Cos. Inc.	5.400%	12/1/42	4,225	4,026
Rowan Cos. Inc.	5.850%	1/15/44	1,400	1,420
Schlumberger Investment SA	3.650%	12/1/23	8,325	8,445
Shell International Finance BV	3.100%	6/28/15	14,225	14,698
Shell International Finance BV	3.250%	9/22/15	3,600	3,750
Shell International Finance BV	0.625%	12/4/15	75	75
Shell International Finance BV	0.900%	11/15/16	10,150	10,179
Shell International Finance BV	1.125%	8/21/17	8,000	7,958
Shell International Finance BV	1.900%	8/10/18	5,000	5,009
Shell International Finance BV	2.000%	11/15/18	2,375	2,380
Shell International Finance BV	4.300%	9/22/19	20,610	22,766
Shell International Finance BV	4.375%	3/25/20	1,425	1,568
Shell International Finance BV	2.375%	8/21/22	12,725	11,956
Shell International Finance BV	2.250%	1/6/23	2,300	2,122

Shell International Finance BV	3.400%	8/12/23	13,995	14,025
Shell International Finance BV	6.375%	12/15/38	26,828	34,489
Shell International Finance BV	5.500%	3/25/40	3,118	3,637
Shell International Finance BV	4.550%	8/12/43	7,575	7,817
Southwestern Energy Co.	4.100%	3/15/22	2,647	2,717
Suncor Energy Inc.	6.100%	6/1/18	875	1,013
Suncor Energy Inc.	7.150%	2/1/32	4,903	6,444
Suncor Energy Inc.	5.950%	12/1/34	260	301
Suncor Energy Inc.	6.500%	6/15/38	24,265	30,105
Suncor Energy Inc.	6.850%	6/1/39	4,519	5,851
Talisman Energy Inc.	7.750%	6/1/19	21,137	25,547
Talisman Energy Inc.	3.750%	2/1/21	1,285	1,276
Talisman Energy Inc.	7.250%	10/15/27	850	983
Talisman Energy Inc.	5.850%	2/1/37	6,500	6,652
Talisman Energy Inc.	6.250%	2/1/38	173	186
Talisman Energy Inc.	5.500%	5/15/42	18	18
Tosco Corp.	7.800%	1/1/27	725	997
Tosco Corp.	8.125%	2/15/30	16,855	24,321
Total Capital Canada Ltd.	1.450%	1/15/18	4,325	4,295
Total Capital Canada Ltd.	2.750%	7/15/23	11,155	10,554
Total Capital International SA	0.750%	1/25/16	8,250	8,277
Total Capital International SA	1.000%	8/12/16	1,700	1,708
Total Capital International SA	1.500%	2/17/17	300	304
Total Capital International SA	1.550%	6/28/17	8,525	8,599
Total Capital International SA	2.125%	1/10/19	12,900	12,940
Total Capital International SA	2.875%	2/17/22	4,500	4,407
Total Capital International SA	2.700%	1/25/23	5,400	5,097
Total Capital International SA	3.700%	1/15/24	2,500	2,545
Total Capital International SA	3.750%	4/10/24	8,075	8,248
Total Capital SA	3.000%	6/24/15	21,175	21,852
Total Capital SA	2.300%	3/15/16	975	1,006
Total Capital SA	2.125%	8/10/18	7,520	7,601
Total Capital SA	4.450%	6/24/20	6,300	6,944
Total Capital SA	4.125%	1/28/21	22,500	24,233
Transocean Inc.	4.950%	11/15/15	11,700	12,425
Transocean Inc.	5.050%	12/15/16	7,250	7,898
Transocean Inc.	2.500%	10/15/17	5,750	5,788
Transocean Inc.	6.000%	3/15/18	9,485	10,554
Transocean Inc.	6.500%	11/15/20	7,560	8,492
Transocean Inc.	6.375%	12/15/21	13,800	15,512
Transocean Inc.	3.800%	10/15/22	3,100	2,962
Transocean Inc.	7.500%	4/15/31	2,288	2,641
Transocean Inc.	6.800%	3/15/38	5,863	6,317
Transocean Inc.	7.350%	12/15/41	8,975	10,744
Valero Energy Corp.	9.375%	3/15/19	8,351	10,919
Valero Energy Corp.	6.125%	2/1/20	12,675	14,788
Valero Energy Corp.	7.500%	4/15/32	10,571	13,516
Valero Energy Corp.	6.625%	6/15/37	8,908	10,721
Valero Energy Corp.	10.500%	3/15/39	23	36
Weatherford International LLC	6.350%	6/15/17	5,750	6,509
Weatherford International LLC	6.800%	6/15/37	275	319
Weatherford International Ltd.	5.500%	2/15/16	10	11
Weatherford International Ltd.	6.000%	3/15/18	8,360	9,421
Weatherford International Ltd.	9.625%	3/1/19	40,056	51,862
Weatherford International Ltd.	6.500%	8/1/36	539	605
Weatherford International Ltd.	7.000%	3/15/38	1,750	2,067
Weatherford International Ltd.	6.750%	9/15/40	1,018	1,185
Weatherford International Ltd.	5.950%	4/15/42	18	19

XTO Energy Inc.	6.250%	8/1/17	9,075	10,542
XTO Energy Inc.	5.500%	6/15/18	500	574
XTO Energy Inc.	6.750%	8/1/37	600	831

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	11,800	10,910
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,852
Cintas Corp. No 2	3.250%	6/1/22	4,000	3,912
Fluor Corp.	3.375%	9/15/21	2,425	2,446
Howard Hughes Medical Institute	3.500%	9/1/23	1,650	1,679
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	4,125	3,861
Massachusetts Institute of Technology GO	5.600%	7/1/11	9,085	11,188
3 Northwestern University GO	4.643%	12/1/44	3,750	3,930
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	1,750	1,600
University of Pennsylvania GO	4.674%	9/1/12	10,350	9,824
URS Corp.	5.000%	4/1/22	6,170	6,124

Technology (1.3%)
Adobe Systems Inc.	4.750%	2/1/20	5,625	6,209
Agilent Technologies Inc.	5.500%	9/14/15	3,200	3,413
Agilent Technologies Inc.	6.500%	11/1/17	3,350	3,860
Agilent Technologies Inc.	5.000%	7/15/20	4,400	4,840
Agilent Technologies Inc.	3.200%	10/1/22	6,200	5,853
Agilent Technologies Inc.	3.875%	7/15/23	650	644
Altera Corp.	1.750%	5/15/17	10,170	10,234
Altera Corp.	2.500%	11/15/18	12,550	12,579
Altera Corp.	4.100%	11/15/23	2,300	2,325
Amphenol Corp.	2.550%	1/30/19	14,400	14,395
Amphenol Corp.	4.000%	2/1/22	550	550
Analog Devices Inc.	3.000%	4/15/16	1,075	1,119
Analog Devices Inc.	2.875%	6/1/23	5,400	5,075
Apple Inc.	0.450%	5/3/16	13,700	13,680
Apple Inc.	1.000%	5/3/18	24,950	24,267
Apple Inc.	2.400%	5/3/23	40,575	37,721
Apple Inc.	3.850%	5/4/43	20,450	18,195
Applied Materials Inc.	2.650%	6/15/16	1,100	1,142
Applied Materials Inc.	4.300%	6/15/21	7,025	7,587
Applied Materials Inc.	5.850%	6/15/41	7,145	8,093
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,686
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,260
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,193
Autodesk Inc.	1.950%	12/15/17	9,014	9,077
Autodesk Inc.	3.600%	12/15/22	1,650	1,590
Avnet Inc.	6.625%	9/15/16	485	542
Avnet Inc.	5.875%	6/15/20	120	134
Avnet Inc.	4.875%	12/1/22	4,175	4,377
Baidu Inc.	2.250%	11/28/17	4,650	4,679
Baidu Inc.	3.250%	8/6/18	200	204
Baidu Inc.	3.500%	11/28/22	14,975	14,216
Broadcom Corp.	2.700%	11/1/18	7,030	7,217
Broadcom Corp.	2.500%	8/15/22	10,250	9,454
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,100	1,121
CA Inc.	2.875%	8/15/18	3,000	3,045
CA Inc.	5.375%	12/1/19	3,500	3,917
CA Inc.	4.500%	8/15/23	4,175	4,309
Cisco Systems Inc.	5.500%	2/22/16	13,085	14,311
Cisco Systems Inc.	1.100%	3/3/17	6,125	6,128

Cisco Systems Inc.	3.150%	3/14/17	7,165	7,598
Cisco Systems Inc.	4.950%	2/15/19	25,389	28,736
Cisco Systems Inc.	2.125%	3/1/19	10,215	10,214
Cisco Systems Inc.	4.450%	1/15/20	25,070	27,563
Cisco Systems Inc.	2.900%	3/4/21	1,550	1,548
Cisco Systems Inc.	3.625%	3/4/24	4,000	4,044
Cisco Systems Inc.	5.900%	2/15/39	19,868	23,518
Cisco Systems Inc.	5.500%	1/15/40	3,235	3,684
Computer Sciences Corp.	2.500%	9/15/15	2,500	2,553
Computer Sciences Corp.	6.500%	3/15/18	5,150	5,952
Corning Inc.	1.450%	11/15/17	800	788
Corning Inc.	6.625%	5/15/19	3,180	3,807
Corning Inc.	4.250%	8/15/20	300	326
Corning Inc.	3.700%	11/15/23	3,900	3,946
Corning Inc.	7.250%	8/15/36	300	369
Corning Inc.	4.700%	3/15/37	8,368	8,562
Corning Inc.	5.750%	8/15/40	4,535	5,246
Corning Inc.	4.750%	3/15/42	1,078	1,106
Dun & Bradstreet Corp.	3.250%	12/1/17	800	826
Dun & Bradstreet Corp.	4.375%	12/1/22	1,725	1,729
EMC Corp.	1.875%	6/1/18	21,804	21,776
EMC Corp.	2.650%	6/1/20	10,775	10,783
EMC Corp.	3.375%	6/1/23	10,370	10,267
Equifax Inc.	4.450%	12/1/14	2,175	2,230
Equifax Inc.	6.300%	7/1/17	1,075	1,225
Fidelity National Information Services Inc.	2.000%	4/15/18	1,475	1,446
Fidelity National Information Services Inc.	5.000%	3/15/22	6,794	7,117
Fidelity National Information Services Inc.	3.500%	4/15/23	10,075	9,562
Fiserv Inc.	3.125%	10/1/15	1,100	1,136
Fiserv Inc.	3.125%	6/15/16	1,025	1,070
Fiserv Inc.	6.800%	11/20/17	5,950	6,913
Fiserv Inc.	3.500%	10/1/22	6,800	6,633
Google Inc.	2.125%	5/19/16	2,275	2,353
Google Inc.	3.625%	5/19/21	13,515	14,318
Harris Corp.	5.950%	12/1/17	2,975	3,385
Harris Corp.	4.400%	12/15/20	1,725	1,816
Harris Corp.	6.150%	12/15/40	3,493	3,965
Hewlett-Packard Co.	1.550%	5/30/14	2,675	2,680
Hewlett-Packard Co.	2.350%	3/15/15	6,400	6,507
Hewlett-Packard Co.	2.125%	9/13/15	12,597	12,852
Hewlett-Packard Co.	2.650%	6/1/16	2,475	2,562
Hewlett-Packard Co.	3.000%	9/15/16	17,900	18,719
Hewlett-Packard Co.	3.300%	12/9/16	10,710	11,293
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,266
Hewlett-Packard Co.	2.600%	9/15/17	8,710	8,988
Hewlett-Packard Co.	5.500%	3/1/18	1,825	2,060
Hewlett-Packard Co.	2.750%	1/14/19	4,400	4,440
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,372
Hewlett-Packard Co.	4.300%	6/1/21	14,025	14,592
Hewlett-Packard Co.	4.375%	9/15/21	14,350	14,935
Hewlett-Packard Co.	4.650%	12/9/21	8,700	9,234
Hewlett-Packard Co.	6.000%	9/15/41	8,868	9,698
HP Enterprise Services LLC	7.450%	10/15/29	1,950	2,339
Intel Corp.	1.950%	10/1/16	6,425	6,612
Intel Corp.	1.350%	12/15/17	49,387	49,168
Intel Corp.	3.300%	10/1/21	12,351	12,621
Intel Corp.	2.700%	12/15/22	12,070	11,532
Intel Corp.	4.000%	12/15/32	4,325	4,199

Intel Corp.	4.800%	10/1/41	18,032	18,517
Intel Corp.	4.250%	12/15/42	12,950	12,298
International Business Machines Corp.	0.550%	2/6/15	7,600	7,620
International Business Machines Corp.	2.000%	1/5/16	2,525	2,593
International Business Machines Corp.	1.950%	7/22/16	36,475	37,547
International Business Machines Corp.	1.250%	2/6/17	7,100	7,155
International Business Machines Corp.	5.700%	9/14/17	30,536	34,969
International Business Machines Corp.	1.250%	2/8/18	1,300	1,281
International Business Machines Corp.	7.625%	10/15/18	10,075	12,511
International Business Machines Corp.	1.950%	2/12/19	10,000	9,928
International Business Machines Corp.	1.875%	8/1/22	3,300	2,973
International Business Machines Corp.	3.375%	8/1/23	8,150	8,093
International Business Machines Corp.	3.625%	2/12/24	17,475	17,593
International Business Machines Corp.	7.000%	10/30/25	965	1,248
International Business Machines Corp.	6.220%	8/1/27	9,850	12,100
International Business Machines Corp.	6.500%	1/15/28	620	783
International Business Machines Corp.	5.600%	11/30/39	10,054	11,784
International Business Machines Corp.	4.000%	6/20/42	9,703	9,040
Intuit Inc.	5.750%	3/15/17	1,900	2,133
Jabil Circuit Inc.	5.625%	12/15/20	2,650	2,809
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,128
Juniper Networks Inc.	4.600%	3/15/21	2,625	2,742
Juniper Networks Inc.	4.500%	3/15/24	2,100	2,130
Juniper Networks Inc.	5.950%	3/15/41	2,900	2,937
KLA-Tencor Corp.	6.900%	5/1/18	3,575	4,201
Leidos Holdings Inc.	4.450%	12/1/20	3,350	3,405
Leidos Holdings Inc.	5.950%	12/1/40	2,550	2,528
Leidos Inc.	5.500%	7/1/33	7,370	6,987
Lexmark International Inc.	6.650%	6/1/18	4,950	5,609
Maxim Integrated Products Inc.	3.375%	3/15/23	725	690
Microsoft Corp.	1.625%	9/25/15	20,945	21,347
Microsoft Corp.	1.000%	5/1/18	4,350	4,265
Microsoft Corp.	1.625%	12/6/18	1,075	1,067
Microsoft Corp.	4.200%	6/1/19	7,445	8,234
Microsoft Corp.	3.000%	10/1/20	14,215	14,667
Microsoft Corp.	2.125%	11/15/22	2,000	1,852
Microsoft Corp.	2.375%	5/1/23	4,146	3,887
Microsoft Corp.	3.625%	12/15/23	800	821
Microsoft Corp.	5.200%	6/1/39	4,828	5,423
Microsoft Corp.	4.500%	10/1/40	5,543	5,641
Microsoft Corp.	5.300%	2/8/41	5,235	5,931
Microsoft Corp.	3.500%	11/15/42	12,575	10,916
Microsoft Corp.	3.750%	5/1/43	1,975	1,779
Microsoft Corp.	4.875%	12/15/43	1,075	1,167
Motorola Solutions Inc.	6.000%	11/15/17	3,562	4,075
Motorola Solutions Inc.	3.750%	5/15/22	6,350	6,287
Motorola Solutions Inc.	7.500%	5/15/25	410	498
NetApp Inc.	2.000%	12/15/17	1,000	1,011
NetApp Inc.	3.250%	12/15/22	1,000	931
Oracle Corp.	5.250%	1/15/16	28,491	30,873
Oracle Corp.	1.200%	10/15/17	18,175	18,035
Oracle Corp.	5.750%	4/15/18	18,077	20,906
Oracle Corp.	2.375%	1/15/19	9,425	9,548
Oracle Corp.	5.000%	7/8/19	15,770	17,905
Oracle Corp.	3.875%	7/15/20	9,775	10,507
Oracle Corp.	2.500%	10/15/22	10,425	9,807
Oracle Corp.	6.500%	4/15/38	4,140	5,265
Oracle Corp.	6.125%	7/8/39	7,220	8,884

	Oracle Corp.	5.375%	7/15/40	19,520	22,083
	Pitney Bowes Inc.	5.750%	9/15/17	6,975	7,829
	Pitney Bowes Inc.	6.250%	3/15/19	200	226
	Pitney Bowes Inc.	4.625%	3/15/24	4,775	4,738
6	Seagate HDD Cayman	3.750%	11/15/18	20,125	20,678
	Seagate HDD Cayman	7.000%	11/1/21	4,770	5,330
6	Seagate HDD Cayman	4.750%	6/1/23	8,000	7,780
	Symantec Corp.	2.750%	9/15/15	600	616
	Symantec Corp.	2.750%	6/15/17	4,400	4,533
	Symantec Corp.	4.200%	9/15/20	7,200	7,520
	Symantec Corp.	3.950%	6/15/22	5,925	5,870
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,676	5,795
	Texas Instruments Inc.	0.450%	8/3/15	9,750	9,761
	Texas Instruments Inc.	2.375%	5/16/16	4,875	5,056
	Texas Instruments Inc.	1.650%	8/3/19	9,250	8,957
	Total System Services Inc.	2.375%	6/1/18	3,025	2,992
	Tyco Electronics Group SA	6.550%	10/1/17	45	52
	Tyco Electronics Group SA	3.500%	2/3/22	2,225	2,199
	Tyco Electronics Group SA	7.125%	10/1/37	14,100	17,089
	Verisk Analytics Inc.	4.125%	9/12/22	5,439	5,506
	Xerox Corp.	6.400%	3/15/16	8,045	8,883
	Xerox Corp.	6.750%	2/1/17	3,060	3,485
	Xerox Corp.	2.950%	3/15/17	250	260
	Xerox Corp.	6.350%	5/15/18	17,575	20,357
	Xerox Corp.	2.750%	3/15/19	2,954	2,967
	Xerox Corp.	5.625%	12/15/19	5,675	6,445
	Xerox Corp.	4.500%	5/15/21	5,750	6,075
	Xilinx Inc.	2.125%	3/15/19	575	570
	Xilinx Inc.	3.000%	3/15/21	7,975	7,904

	Transportation (0.5%)
[3,6] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	759	766
[3,6] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	2,329	2,504
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,050	4,560
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	2,742	3,131
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	200	221
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,020
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	11,375	11,545
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,850	2,769
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	8,979	8,660
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,711	8,517
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	108
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,094
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,084	3,677
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,965	7,993
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,180	8,607
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,200	7,914
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,836
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,293	5,027
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,050	1,938
	Canadian National Railway Co.	5.800%	6/1/16	750	830
	Canadian National Railway Co.	1.450%	12/15/16	1,825	1,850
	Canadian National Railway Co.	5.850%	11/15/17	175	201
	Canadian National Railway Co.	5.550%	3/1/19	3,160	3,654
	Canadian National Railway Co.	2.850%	12/15/21	1,075	1,067
	Canadian National Railway Co.	2.250%	11/15/22	8,240	7,629

Canadian National Railway Co.	6.900%	7/15/28	2,725	3,595
Canadian National Railway Co.	6.250%	8/1/34	1,175	1,464
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,358
Canadian National Railway Co.	6.375%	11/15/37	2,218	2,855
Canadian National Railway Co.	3.500%	11/15/42	10,925	9,403
Canadian Pacific Railway Co.	7.250%	5/15/19	425	516
Canadian Pacific Railway Co.	4.450%	3/15/23	4,618	4,864
Canadian Pacific Railway Co.	7.125%	10/15/31	1,285	1,618
Canadian Pacific Railway Co.	5.950%	5/15/37	8,093	9,464
Canadian Pacific Railway Ltd.	4.500%	1/15/22	4,000	4,242
Canadian Pacific Railway Ltd.	5.750%	1/15/42	15,755	18,343
Con-way Inc.	6.700%	5/1/34	4,225	4,528
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	1,470	1,681
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,012	1,180
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	19,240	19,672
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	8,823	8,911
CSX Corp.	6.250%	4/1/15	45	48
CSX Corp.	7.900%	5/1/17	2,795	3,305
CSX Corp.	6.250%	3/15/18	2,850	3,301
CSX Corp.	7.375%	2/1/19	35,150	42,866
CSX Corp.	4.250%	6/1/21	2,550	2,723
CSX Corp.	3.700%	11/1/23	400	398
CSX Corp.	6.000%	10/1/36	5,969	7,006
CSX Corp.	6.150%	5/1/37	2,585	3,091
CSX Corp.	6.220%	4/30/40	6,455	7,836
CSX Corp.	5.500%	4/15/41	5,000	5,562
CSX Corp.	4.750%	5/30/42	5,115	5,198
CSX Corp.	4.400%	3/1/43	18	17
CSX Corp.	4.100%	3/15/44	6,550	5,965
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	7,206	8,503
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	7,559	8,845
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	2,981	3,249
3 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	721	781
FedEx Corp.	2.625%	8/1/22	3,050	2,848
FedEx Corp.	3.875%	8/1/42	2,000	1,730
3 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	1,625	1,566
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,420
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	1,400	1,316
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	8,355	7,696
6 Kansas City Southern Railway Co.	4.300%	5/15/43	8,700	7,833
Norfolk Southern Corp.	5.750%	1/15/16	8,200	8,909
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,076
Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,938
Norfolk Southern Corp.	5.900%	6/15/19	9,350	10,813
Norfolk Southern Corp.	3.250%	12/1/21	2,400	2,421
Norfolk Southern Corp.	3.000%	4/1/22	70	68
Norfolk Southern Corp.	2.903%	2/15/23	2,518	2,398
Norfolk Southern Corp.	5.590%	5/17/25	102	115
Norfolk Southern Corp.	7.800%	5/15/27	4,400	5,763

Norfolk Southern Corp.	7.250%	2/15/31	4,062	5,217
Norfolk Southern Corp.	4.837%	10/1/41	11,566	11,834
Norfolk Southern Corp.	7.900%	5/15/97	400	572
Norfolk Southern Corp.	6.000%	5/23/11	9,175	10,484
Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	2,118
Ryder System Inc.	7.200%	9/1/15	1,130	1,229
Ryder System Inc.	3.600%	3/1/16	3,500	3,673
Ryder System Inc.	5.850%	11/1/16	8,425	9,382
Ryder System Inc.	3.500%	6/1/17	1,625	1,719
Ryder System Inc.	2.350%	2/26/19	7,900	7,832
Ryder System Inc.	2.550%	6/1/19	2,000	1,994
Southwest Airlines Co.	5.250%	10/1/14	175	179
Southwest Airlines Co.	5.750%	12/15/16	3,355	3,737
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,169	1,344
3 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	1,139	1,308
Union Pacific Corp.	5.750%	11/15/17	5	6
Union Pacific Corp.	5.700%	8/15/18	1,000	1,148
Union Pacific Corp.	4.000%	2/1/21	200	214
Union Pacific Corp.	4.163%	7/15/22	31,452	33,304
Union Pacific Corp.	6.625%	2/1/29	2,260	2,811
Union Pacific Corp.	4.750%	9/15/41	6,325	6,506
Union Pacific Corp.	4.250%	4/15/43	1,000	949
Union Pacific Corp.	4.821%	2/1/44	5,304	5,514
Union Pacific Corp.	4.850%	6/15/44	300	314
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,145	1,319
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	6,475	6,645
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	9,425	9,472
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,175
United Parcel Service Inc.	1.125%	10/1/17	2,500	2,483
United Parcel Service Inc.	5.500%	1/15/18	2,395	2,724
United Parcel Service Inc.	5.125%	4/1/19	5,175	5,886
United Parcel Service Inc.	3.125%	1/15/21	7,956	8,168
United Parcel Service Inc.	2.450%	10/1/22	9,990	9,478
United Parcel Service Inc.	6.200%	1/15/38	17,400	22,000
United Parcel Service Inc.	4.875%	11/15/40	300	323
United Parcel Service Inc.	3.625%	10/1/42	3,768	3,372
United Parcel Service of America Inc.	8.375%	4/1/20	10	13
3 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	96	107
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	1,725	1,744
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,669	1,746
				15,493,071
Utilities (2.9%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	2,675	3,305
Alabama Power Co.	6.125%	5/15/38	18	22
Alabama Power Co.	6.000%	3/1/39	145	179
Alabama Power Co.	5.200%	6/1/41	2,800	3,150
Alabama Power Co.	4.100%	1/15/42	4,875	4,682
Alabama Power Co.	3.850%	12/1/42	1,250	1,151
Ameren Illinois Co.	6.125%	11/15/17	1,419	1,634

Ameren Illinois Co.	2.700%	9/1/22	5,231	5,072
Ameren Illinois Co.	4.800%	12/15/43	2,375	2,533
American Electric Power Co. Inc.	1.650%	12/15/17	6,175	6,137
American Electric Power Co. Inc.	2.950%	12/15/22	4,850	4,608
Appalachian Power Co.	3.400%	5/24/15	5,250	5,418
Appalachian Power Co.	7.950%	1/15/20	350	444
Appalachian Power Co.	4.600%	3/30/21	3,875	4,240
Appalachian Power Co.	5.800%	10/1/35	1,475	1,681
Appalachian Power Co.	6.375%	4/1/36	2,800	3,386
Arizona Public Service Co.	4.650%	5/15/15	3,140	3,280
Arizona Public Service Co.	8.750%	3/1/19	1,300	1,667
Arizona Public Service Co.	5.500%	9/1/35	3,580	4,119
Arizona Public Service Co.	4.500%	4/1/42	6,618	6,750
Arizona Public Service Co.	4.700%	1/15/44	5,000	5,251
Atlantic City Electric Co.	7.750%	11/15/18	4,225	5,202
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	3,944
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,739
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,400	2,367
Baltimore Gas & Electric Co.	6.350%	10/1/36	643	794
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	6,500	6,064
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	400
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,020	8,757
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,200	2,249
CenterPoint Energy Inc.	6.500%	5/1/18	70	81
Cleco Power LLC	6.500%	12/1/35	4,300	5,175
Cleco Power LLC	6.000%	12/1/40	4,075	4,767
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,742	3,293
Cleveland Electric Illuminating Co.	5.500%	8/15/24	4,515	5,117
CMS Energy Corp.	6.250%	2/1/20	3,476	4,079
CMS Energy Corp.	3.875%	3/1/24	2,475	2,488
CMS Energy Corp.	4.700%	3/31/43	6,300	6,279
CMS Energy Corp.	4.875%	3/1/44	2,200	2,247
Commonwealth Edison Co.	5.950%	8/15/16	11,630	12,959
Commonwealth Edison Co.	6.150%	9/15/17	13,670	15,728
Commonwealth Edison Co.	5.800%	3/15/18	2,985	3,425
Commonwealth Edison Co.	4.000%	8/1/20	2,425	2,592
Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,069
Commonwealth Edison Co.	5.875%	2/1/33	590	698
Commonwealth Edison Co.	5.900%	3/15/36	3,086	3,696
Commonwealth Edison Co.	6.450%	1/15/38	9,223	11,822
Commonwealth Edison Co.	4.600%	8/15/43	2,750	2,837
Commonwealth Edison Co.	4.700%	1/15/44	7,925	8,295
Connecticut Light & Power Co.	2.500%	1/15/23	5,925	5,565
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,451
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,509
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,840	6,468
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	530	609
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,200	1,457
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,175	15,833
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,464
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,318
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	11,665	13,927
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,020	3,767
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,080	1,412
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	50	58
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,725	6,760
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	18	17
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	12,150	12,038

Constellation Energy Group Inc.	4.550%	6/15/15	8,788	9,175
Constellation Energy Group Inc.	5.150%	12/1/20	4,563	4,991
Consumers Energy Co.	5.500%	8/15/16	1,800	1,993
Consumers Energy Co.	6.125%	3/15/19	9,850	11,590
Consumers Energy Co.	6.700%	9/15/19	5,350	6,504
Consumers Energy Co.	2.850%	5/15/22	8,775	8,598
Consumers Energy Co.	3.375%	8/15/23	2,450	2,448
Consumers Energy Co.	3.950%	5/15/43	3,425	3,224
6 Dayton Power & Light Co.	1.875%	9/15/16	850	863
Delmarva Power & Light Co.	3.500%	11/15/23	1,475	1,478
Delmarva Power & Light Co.	4.000%	6/1/42	225	211
Dominion Resources Inc.	5.150%	7/15/15	16,818	17,755
Dominion Resources Inc.	2.250%	9/1/15	2,980	3,041
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,570
Dominion Resources Inc.	1.400%	9/15/17	400	395
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,284
Dominion Resources Inc.	6.400%	6/15/18	290	338
Dominion Resources Inc.	8.875%	1/15/19	455	578
Dominion Resources Inc.	4.450%	3/15/21	11,275	12,152
Dominion Resources Inc.	6.300%	3/15/33	8,275	10,010
Dominion Resources Inc.	5.250%	8/1/33	2,195	2,413
Dominion Resources Inc.	5.950%	6/15/35	8,785	10,279
Dominion Resources Inc.	4.900%	8/1/41	2,195	2,250
Dominion Resources Inc.	4.050%	9/15/42	675	604
3 Dominion Resources Inc.	7.500%	6/30/66	3,775	4,115
DTE Electric Co.	3.450%	10/1/20	1,700	1,770
DTE Electric Co.	3.900%	6/1/21	575	611
DTE Electric Co.	2.650%	6/15/22	5,975	5,751
DTE Electric Co.	3.650%	3/15/24	16,800	17,120
DTE Electric Co.	3.950%	6/15/42	7,835	7,363
DTE Electric Co.	4.000%	4/1/43	6,375	6,064
DTE Energy Co.	6.375%	4/15/33	4,425	5,410
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,215
Duke Energy Carolinas LLC	3.900%	6/15/21	400	427
Duke Energy Carolinas LLC	6.000%	12/1/28	4,670	5,627
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,968
Duke Energy Carolinas LLC	6.100%	6/1/37	10,245	12,410
Duke Energy Carolinas LLC	6.000%	1/15/38	5,676	6,981
Duke Energy Carolinas LLC	6.050%	4/15/38	1,240	1,540
Duke Energy Carolinas LLC	5.300%	2/15/40	2,845	3,254
Duke Energy Carolinas LLC	4.250%	12/15/41	5,500	5,415
Duke Energy Carolinas LLC	4.000%	9/30/42	570	540
Duke Energy Corp.	3.350%	4/1/15	6,775	6,969
Duke Energy Corp.	2.150%	11/15/16	9,171	9,428
Duke Energy Corp.	1.625%	8/15/17	8,125	8,149
Duke Energy Corp.	5.050%	9/15/19	11,200	12,546
Duke Energy Corp.	3.550%	9/15/21	4,100	4,199
Duke Energy Corp.	3.050%	8/15/22	9,330	9,085
Duke Energy Florida Inc.	6.350%	9/15/37	10,725	13,762
Duke Energy Florida Inc.	6.400%	6/15/38	7,250	9,349
Duke Energy Florida Inc.	5.650%	4/1/40	1,000	1,191
Duke Energy Indiana Inc.	6.050%	6/15/16	325	361
Duke Energy Indiana Inc.	3.750%	7/15/20	50	53
Duke Energy Indiana Inc.	6.120%	10/15/35	1,093	1,312
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,337
Duke Energy Indiana Inc.	6.450%	4/1/39	925	1,203
Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,803
Duke Energy Indiana Inc.	4.900%	7/15/43	1,450	1,572

Duke Energy Ohio Inc.	5.450%	4/1/19	908	1,041
Duke Energy Progress Inc.	5.300%	1/15/19	36,625	41,705
Duke Energy Progress Inc.	3.000%	9/15/21	4,300	4,319
Duke Energy Progress Inc.	6.300%	4/1/38	5,599	7,199
Duke Energy Progress Inc.	4.100%	5/15/42	18	17
Duke Energy Progress Inc.	4.100%	3/15/43	400	384
Duke Energy Progress Inc.	4.375%	3/30/44	6,775	6,773
El Paso Electric Co.	6.000%	5/15/35	1,725	1,930
Entergy Arkansas Inc.	3.750%	2/15/21	10,550	11,042
Entergy Corp.	4.700%	1/15/17	3,125	3,314
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,725	4,229
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,387	1,597
Entergy Louisiana LLC	4.050%	9/1/23	3,650	3,806
Entergy Louisiana LLC	5.400%	11/1/24	1,225	1,410
Entergy Mississippi Inc.	3.100%	7/1/23	1,645	1,580
Entergy Texas Inc.	7.125%	2/1/19	7,875	9,420
Exelon Corp.	4.900%	6/15/15	7,100	7,438
Exelon Corp.	5.625%	6/15/35	1,805	1,937
Exelon Generation Co. LLC	6.200%	10/1/17	5,255	5,939
Exelon Generation Co. LLC	5.200%	10/1/19	20	22
Exelon Generation Co. LLC	4.000%	10/1/20	9,875	10,167
Exelon Generation Co. LLC	4.250%	6/15/22	14,038	14,219
Exelon Generation Co. LLC	6.250%	10/1/39	1,193	1,317
Exelon Generation Co. LLC	5.750%	10/1/41	225	236
Exelon Generation Co. LLC	5.600%	6/15/42	3,276	3,416
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,203	1,270
Florida Power & Light Co.	5.550%	11/1/17	670	762
Florida Power & Light Co.	2.750%	6/1/23	7,625	7,365
Florida Power & Light Co.	5.950%	10/1/33	225	276
Florida Power & Light Co.	5.625%	4/1/34	3,870	4,610
Florida Power & Light Co.	4.950%	6/1/35	560	614
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,509
Florida Power & Light Co.	6.200%	6/1/36	4,900	6,159
Florida Power & Light Co.	5.650%	2/1/37	4,460	5,289
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,029
Florida Power & Light Co.	5.950%	2/1/38	9,800	12,034
Florida Power & Light Co.	4.125%	2/1/42	10,150	9,821
Georgia Power Co.	0.750%	8/10/15	10,675	10,705
Georgia Power Co.	3.000%	4/15/16	3,400	3,551
Georgia Power Co.	5.700%	6/1/17	16,444	18,610
Georgia Power Co.	4.250%	12/1/19	20	22
Georgia Power Co.	2.850%	5/15/22	8,650	8,427
Georgia Power Co.	5.650%	3/1/37	325	370
Georgia Power Co.	5.950%	2/1/39	2,000	2,405
Georgia Power Co.	5.400%	6/1/40	4,040	4,505
Georgia Power Co.	4.750%	9/1/40	4,400	4,558
Georgia Power Co.	4.300%	3/15/42	5,770	5,573
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,297
Iberdrola International BV	6.750%	7/15/36	3,675	4,283
Indiana Michigan Power Co.	7.000%	3/15/19	4,175	5,032
Indiana Michigan Power Co.	3.200%	3/15/23	7,527	7,258
Indiana Michigan Power Co.	6.050%	3/15/37	7,250	8,451
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	5,040
Interstate Power & Light Co.	6.250%	7/15/39	3,175	3,972
ITC Holdings Corp.	4.050%	7/1/23	2,925	2,931
ITC Holdings Corp.	5.300%	7/1/43	2,875	3,022
Jersey Central Power & Light Co.	5.625%	5/1/16	8,900	9,660
Jersey Central Power & Light Co.	5.650%	6/1/17	4,600	5,084

Jersey Central Power & Light Co.	6.150%	6/1/37	5,650	6,289
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,532	2,638
Kansas City Power & Light Co.	7.150%	4/1/19	500	610
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,006
Kansas City Power & Light Co.	5.300%	10/1/41	5,493	5,931
Kentucky Utilities Co.	1.625%	11/1/15	4,850	4,926
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,644
Kentucky Utilities Co.	5.125%	11/1/40	1,580	1,761
Kentucky Utilities Co.	4.650%	11/15/43	11,650	12,117
LG&E & KU Energy LLC	2.125%	11/15/15	3,200	3,254
LG&E & KU Energy LLC	3.750%	11/15/20	11,800	12,144
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,325
Louisville Gas & Electric Co.	4.650%	11/15/43	8,125	8,437
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,328
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,083
MidAmerican Energy Co.	5.300%	3/15/18	800	904
MidAmerican Energy Co.	6.750%	12/30/31	9,000	11,669
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,660
MidAmerican Energy Co.	5.800%	10/15/36	275	331
6 MidAmerican Energy Holdings Co.	1.100%	5/15/17	8,835	8,788
MidAmerican Energy Holdings Co.	5.750%	4/1/18	13,925	15,865
6 MidAmerican Energy Holdings Co.	2.000%	11/15/18	2,200	2,171
6 MidAmerican Energy Holdings Co.	3.750%	11/15/23	7,250	7,219
MidAmerican Energy Holdings Co.	8.480%	9/15/28	1,055	1,475
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,624	11,483
MidAmerican Energy Holdings Co.	5.950%	5/15/37	9,250	10,860
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,255	1,558
6 MidAmerican Energy Holdings Co.	5.150%	11/15/43	7,050	7,547
Mississippi Power Co.	4.250%	3/15/42	7,775	7,204
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	6,750	7,073
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	500	562
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	6,585	7,502
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	21,930	29,597
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	6,175	6,145
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,423	3,404
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	3,057	3,005
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,500	1,421
Nevada Power Co.	6.500%	5/15/18	3,592	4,224
Nevada Power Co.	7.125%	3/15/19	17,061	20,850
Nevada Power Co.	6.650%	4/1/36	500	649
Nevada Power Co.	6.750%	7/1/37	6,672	8,757
Nevada Power Co.	5.375%	9/15/40	3,905	4,446
Nevada Power Co.	5.450%	5/15/41	900	1,040
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,051
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	922
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	23,676
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,450	5,432
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	5,825	5,631
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,137
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,740	2,761

Northern States Power Co.	1.950%	8/15/15	2,225	2,271
Northern States Power Co.	5.250%	3/1/18	1,875	2,115
Northern States Power Co.	5.250%	7/15/35	325	367
Northern States Power Co.	6.250%	6/1/36	1,670	2,111
Northern States Power Co.	6.200%	7/1/37	5,443	6,836
Northern States Power Co.	5.350%	11/1/39	9,296	10,634
Northern States Power Co.	4.850%	8/15/40	525	570
Northern States Power Co.	3.400%	8/15/42	18	15
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,093
NSTAR Electric Co.	2.375%	10/15/22	6,200	5,789
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,446
NSTAR LLC	4.500%	11/15/19	6,535	7,124
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,027
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,284
Oglethorpe Power Corp.	5.250%	9/1/50	18	19
Ohio Power Co.	6.000%	6/1/16	3,275	3,622
Ohio Power Co.	5.375%	10/1/21	1,550	1,790
Ohio Power Co.	6.600%	2/15/33	1,500	1,861
Ohio Power Co.	5.850%	10/1/35	5,468	6,308
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,535
Oklahoma Gas & Electric Co.	3.900%	5/1/43	2,000	1,844
Oklahoma Gas & Electric Co.	4.550%	3/15/44	100	102
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	7,654
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	3,927
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,831
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,496	6,822
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,600	3,350
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,883
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,201	1,639
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	354
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	425	472
Pacific Gas & Electric Co.	5.625%	11/30/17	6,980	7,925
Pacific Gas & Electric Co.	3.500%	10/1/20	23,650	24,348
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	4,976
Pacific Gas & Electric Co.	3.250%	6/15/23	9,680	9,363
Pacific Gas & Electric Co.	3.750%	2/15/24	3,150	3,144
Pacific Gas & Electric Co.	6.050%	3/1/34	27,617	32,617
Pacific Gas & Electric Co.	5.800%	3/1/37	19,770	22,782
Pacific Gas & Electric Co.	6.350%	2/15/38	650	799
Pacific Gas & Electric Co.	6.250%	3/1/39	3,825	4,647
Pacific Gas & Electric Co.	5.400%	1/15/40	10	11
Pacific Gas & Electric Co.	4.450%	4/15/42	2,469	2,428
Pacific Gas & Electric Co.	3.750%	8/15/42	45	40
Pacific Gas & Electric Co.	4.600%	6/15/43	9,075	9,124
Pacific Gas & Electric Co.	4.750%	2/15/44	4,350	4,380
PacifiCorp	3.600%	4/1/24	6,450	6,519
PacifiCorp	7.700%	11/15/31	1,174	1,659
PacifiCorp	5.250%	6/15/35	100	112
PacifiCorp	5.750%	4/1/37	150	180
PacifiCorp	6.250%	10/15/37	8,625	10,896
PacifiCorp	6.000%	1/15/39	2,225	2,753
PacifiCorp	4.100%	2/1/42	4,845	4,631
Peco Energy Co.	1.200%	10/15/16	4,875	4,914
Peco Energy Co.	5.350%	3/1/18	675	764
Peco Energy Co.	2.375%	9/15/22	2,925	2,751
Pennsylvania Electric Co.	5.200%	4/1/20	5,400	5,900
Pennsylvania Electric Co.	6.150%	10/1/38	3,400	3,816
Pepco Holdings Inc.	2.700%	10/1/15	150	153

PG&E Corp.	2.400%	3/1/19	3,700	3,665
Potomac Electric Power Co.	3.600%	3/15/24	3,550	3,588
Potomac Electric Power Co.	6.500%	11/15/37	7,907	10,286
PPL Capital Funding Inc.	1.900%	6/1/18	1,225	1,206
PPL Capital Funding Inc.	3.400%	6/1/23	3,245	3,142
PPL Capital Funding Inc.	3.950%	3/15/24	2,000	2,003
PPL Capital Funding Inc.	4.700%	6/1/43	2,250	2,185
PPL Capital Funding Inc.	5.000%	3/15/44	7,725	7,862
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,081
PPL Electric Utilities Corp.	6.250%	5/15/39	5,552	7,048
PPL Electric Utilities Corp.	5.200%	7/15/41	3,190	3,601
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,705
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,034
PPL Energy Supply LLC	4.600%	12/15/21	6,175	6,225
Progress Energy Inc.	4.875%	12/1/19	2,475	2,752
Progress Energy Inc.	4.400%	1/15/21	5,900	6,354
Progress Energy Inc.	7.750%	3/1/31	1,885	2,576
Progress Energy Inc.	7.000%	10/30/31	500	643
Progress Energy Inc.	6.000%	12/1/39	6,720	8,075
PSEG Power LLC	5.500%	12/1/15	14,240	15,318
PSEG Power LLC	2.750%	9/15/16	4,400	4,583
PSEG Power LLC	5.125%	4/15/20	1,276	1,402
PSEG Power LLC	4.150%	9/15/21	4,269	4,426
PSEG Power LLC	8.625%	4/15/31	350	494
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,702
Public Service Co. of Colorado	5.125%	6/1/19	9,725	11,046
Public Service Co. of Colorado	3.200%	11/15/20	4,100	4,219
Public Service Co. of Colorado	2.250%	9/15/22	5,650	5,270
Public Service Co. of Colorado	6.250%	9/1/37	2,325	2,983
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,128
Public Service Co. of Colorado	3.600%	9/15/42	11,100	9,871
Public Service Co. of New Hampshire	3.500%	11/1/23	675	676
Public Service Co. of Oklahoma	5.150%	12/1/19	100	112
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,791
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,382
Public Service Electric & Gas Co.	2.300%	9/15/18	6,200	6,296
Public Service Electric & Gas Co.	3.500%	8/15/20	500	523
Public Service Electric & Gas Co.	5.700%	12/1/36	3,000	3,591
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,561
Public Service Electric & Gas Co.	5.375%	11/1/39	5,972	6,895
Public Service Electric & Gas Co.	3.950%	5/1/42	14,575	13,734
Puget Energy Inc.	6.500%	12/15/20	3,200	3,759
Puget Energy Inc.	6.000%	9/1/21	2,840	3,281
Puget Sound Energy Inc.	7.020%	12/1/27	875	1,136
Puget Sound Energy Inc.	5.483%	6/1/35	805	930
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,579
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,239
Puget Sound Energy Inc.	5.795%	3/15/40	1,535	1,885
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,072
Puget Sound Energy Inc.	5.638%	4/15/41	2,468	2,968
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	3,970
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,250
San Diego Gas & Electric Co.	3.600%	9/1/23	7,175	7,387
San Diego Gas & Electric Co.	5.350%	5/15/35	1,200	1,391
San Diego Gas & Electric Co.	6.125%	9/15/37	18	23
San Diego Gas & Electric Co.	6.000%	6/1/39	755	953
San Diego Gas & Electric Co.	5.350%	5/15/40	10	12
San Diego Gas & Electric Co.	4.500%	8/15/40	2,470	2,545

San Diego Gas & Electric Co.	3.950%	11/15/41	8,575	8,218
San Diego Gas & Electric Co.	4.300%	4/1/42	45	45
SCANA Corp.	4.750%	5/15/21	2,675	2,816
SCANA Corp.	4.125%	2/1/22	1,075	1,084
Scottish Power Ltd.	5.810%	3/15/25	900	971
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,457
Sierra Pacific Power Co.	3.375%	8/15/23	2,350	2,324
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,563
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,043
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,725	7,290
South Carolina Electric & Gas Co.	5.300%	5/15/33	243	273
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,400	5,437
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,120	4,800
South Carolina Electric & Gas Co.	4.350%	2/1/42	6,418	6,381
South Carolina Electric & Gas Co.	4.600%	6/15/43	4,325	4,440
Southern California Edison Co.	4.650%	4/1/15	3,600	3,755
Southern California Edison Co.	5.000%	1/15/16	1,175	1,267
Southern California Edison Co.	3.875%	6/1/21	26,950	28,741
Southern California Edison Co.	6.650%	4/1/29	2,056	2,567
Southern California Edison Co.	6.000%	1/15/34	6,035	7,405
Southern California Edison Co.	5.750%	4/1/35	2,348	2,803
Southern California Edison Co.	5.350%	7/15/35	4,400	5,009
Southern California Edison Co.	5.550%	1/15/36	1,400	1,634
Southern California Edison Co.	5.625%	2/1/36	6,925	8,143
Southern California Edison Co.	5.550%	1/15/37	6,975	8,148
Southern California Edison Co.	5.950%	2/1/38	463	566
Southern California Edison Co.	6.050%	3/15/39	410	508
Southern California Edison Co.	5.500%	3/15/40	18	21
Southern California Edison Co.	4.500%	9/1/40	6,075	6,211
Southern California Edison Co.	3.900%	12/1/41	300	280
Southern Co.	4.150%	5/15/14	3,850	3,867
Southern Co.	2.375%	9/15/15	2,000	2,048
Southern Power Co.	4.875%	7/15/15	2,450	2,581
Southern Power Co.	5.150%	9/15/41	11,090	11,616
Southwestern Electric Power Co.	5.550%	1/15/17	400	440
Southwestern Electric Power Co.	5.875%	3/1/18	1,167	1,322
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,232
Southwestern Electric Power Co.	3.550%	2/15/22	1,850	1,866
Southwestern Electric Power Co.	6.200%	3/15/40	2,625	3,169
Southwestern Public Service Co.	4.500%	8/15/41	2,900	2,952
Tampa Electric Co.	6.100%	5/15/18	275	317
Tampa Electric Co.	5.400%	5/15/21	2,262	2,581
Tampa Electric Co.	2.600%	9/15/22	3,025	2,865
Tampa Electric Co.	6.550%	5/15/36	3,000	3,818
TECO Finance Inc.	4.000%	3/15/16	2,650	2,807
TECO Finance Inc.	6.572%	11/1/17	2,200	2,549
TECO Finance Inc.	5.150%	3/15/20	3,367	3,734
TransAlta Corp.	4.750%	1/15/15	1,575	1,623
TransAlta Corp.	6.650%	5/15/18	1,325	1,505
TransAlta Corp.	6.500%	3/15/40	650	667
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,323
UIL Holdings Corp.	4.625%	10/1/20	1,650	1,721
Union Electric Co.	6.400%	6/15/17	20	23
Union Electric Co.	6.700%	2/1/19	4,991	5,982
Union Electric Co.	5.300%	8/1/37	3,325	3,782
Union Electric Co.	8.450%	3/15/39	1,725	2,738
Union Electric Co.	3.900%	9/15/42	2,225	2,071
Virginia Electric & Power Co.	5.400%	1/15/16	1,320	1,430

Virginia Electric & Power Co.	5.400%	4/30/18	3,270	3,716
Virginia Electric & Power Co.	5.000%	6/30/19	3,500	3,952
Virginia Electric & Power Co.	2.950%	1/15/22	3,600	3,560
Virginia Electric & Power Co.	3.450%	9/1/22	665	678
Virginia Electric & Power Co.	6.000%	1/15/36	5,575	6,829
Virginia Electric & Power Co.	6.000%	5/15/37	2,900	3,547
Virginia Electric & Power Co.	6.350%	11/30/37	3,450	4,393
Virginia Electric & Power Co.	8.875%	11/15/38	28	45
Virginia Electric & Power Co.	4.000%	1/15/43	3,653	3,435
Virginia Electric & Power Co.	4.650%	8/15/43	6,250	6,478
Virginia Electric and Power Co.	3.450%	2/15/24	2,825	2,813
Virginia Electric and Power Co.	4.450%	2/15/44	4,550	4,575
Westar Energy Inc.	4.125%	3/1/42	8,378	8,067
Westar Energy Inc.	4.100%	4/1/43	3,275	3,132
Westar Energy Inc.	4.625%	9/1/43	875	909
Western Massachusetts Electric Co.	3.500%	9/15/21	2,650	2,711
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,021
Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,505
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,212
Wisconsin Electric Power Co.	5.700%	12/1/36	1,250	1,490
Wisconsin Electric Power Co.	3.650%	12/15/42	418	370
3 Wisconsin Energy Corp.	6.250%	5/15/67	15,665	16,135
Wisconsin Power & Light Co.	2.250%	11/15/22	3,075	2,851
Wisconsin Power & Light Co.	6.375%	8/15/37	4,875	6,224
Wisconsin Public Service Corp.	3.671%	12/1/42	1,625	1,447
Xcel Energy Inc.	0.750%	5/9/16	6,250	6,238
Xcel Energy Inc.	5.613%	4/1/17	592	661
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,104
Xcel Energy Inc.	6.500%	7/1/36	3,065	3,892

Natural Gas (1.0%)
AGL Capital Corp.	5.250%	8/15/19	800	900
AGL Capital Corp.	3.500%	9/15/21	5,845	5,979
AGL Capital Corp.	5.875%	3/15/41	2,560	3,041
AGL Capital Corp.	4.400%	6/1/43	3,675	3,600
Atmos Energy Corp.	8.500%	3/15/19	1,850	2,363
Atmos Energy Corp.	5.500%	6/15/41	10,450	12,022
Atmos Energy Corp.	4.150%	1/15/43	9,350	8,991
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,034
Boardwalk Pipelines LP	3.375%	2/1/23	5,025	4,411
British Transco Finance Inc.	6.625%	6/1/18	4,805	5,651
Buckeye Partners LP	6.050%	1/15/18	360	402
Buckeye Partners LP	2.650%	11/15/18	6,000	5,967
Buckeye Partners LP	4.150%	7/1/23	3,075	3,065
Buckeye Partners LP	5.850%	11/15/43	5,150	5,509
CenterPoint Energy Resources Corp.	6.150%	5/1/16	5,350	5,914
CenterPoint Energy Resources Corp.	4.500%	1/15/21	15,226	16,373
CenterPoint Energy Resources Corp.	5.850%	1/15/41	9,250	10,962
DCP Midstream LLC	8.125%	8/16/30	3,317	4,250
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,435
DCP Midstream Operating LP	2.500%	12/1/17	2,100	2,136
DCP Midstream Operating LP	2.700%	4/1/19	3,400	3,393
DCP Midstream Operating LP	4.950%	4/1/22	3,604	3,826
DCP Midstream Operating LP	3.875%	3/15/23	4,150	4,049
DCP Midstream Operating LP	5.600%	4/1/44	4,650	4,839
6 Dominion Gas Holdings LLC	3.550%	11/1/23	4,400	4,339
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,880	12,158
El Paso Natural Gas Co. LLC	8.625%	1/15/22	6,755	8,699

El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,050	1,416
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,200	2,522
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	20,450	21,759
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	6,235	7,731
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	8,100	7,197
Enbridge Energy Partners LP	6.500%	4/15/18	6,583	7,599
Enbridge Energy Partners LP	9.875%	3/1/19	8,015	10,502
Enbridge Energy Partners LP	7.500%	4/15/38	12,585	15,927
Enbridge Energy Partners LP	5.500%	9/15/40	43	45
Enbridge Inc.	5.800%	6/15/14	175	177
Enbridge Inc.	5.600%	4/1/17	3,825	4,256
Energy Transfer Partners LP	6.700%	7/1/18	190	221
Energy Transfer Partners LP	9.000%	4/15/19	34,313	43,103
Energy Transfer Partners LP	4.150%	10/1/20	8,475	8,716
Energy Transfer Partners LP	4.650%	6/1/21	2,250	2,358
Energy Transfer Partners LP	5.200%	2/1/22	4,925	5,331
Energy Transfer Partners LP	3.600%	2/1/23	4,045	3,864
Energy Transfer Partners LP	7.600%	2/1/24	3,889	4,754
Energy Transfer Partners LP	8.250%	11/15/29	10	12
Energy Transfer Partners LP	6.625%	10/15/36	2,235	2,531
Energy Transfer Partners LP	7.500%	7/1/38	2,440	2,981
Energy Transfer Partners LP	6.050%	6/1/41	2,150	2,320
Energy Transfer Partners LP	6.500%	2/1/42	20,895	23,670
EnLink Midstream Partners LP	2.700%	4/1/19	2,650	2,662
EnLink Midstream Partners LP	4.400%	4/1/24	2,775	2,824
EnLink Midstream Partners LP	5.600%	4/1/44	2,250	2,370
7 Enron Corp.	7.625%	9/10/04	1,600	—
7 Enron Corp.	6.625%	11/15/05	1,075	—
7 Enron Corp.	7.125%	5/15/07	6,846	1
7 Enron Corp.	6.875%	10/15/07	6,700	1
7 Enron Corp.	6.750%	8/1/09	5,145	1
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,312
Enterprise Products Operating LLC	6.300%	9/15/17	13,100	15,128
Enterprise Products Operating LLC	6.650%	4/15/18	5,950	6,972
Enterprise Products Operating LLC	6.500%	1/31/19	6,929	8,203
Enterprise Products Operating LLC	5.250%	1/31/20	805	903
Enterprise Products Operating LLC	5.200%	9/1/20	160	179
Enterprise Products Operating LLC	4.050%	2/15/22	225	235
Enterprise Products Operating LLC	3.350%	3/15/23	5,450	5,305
Enterprise Products Operating LLC	3.900%	2/15/24	2,600	2,601
Enterprise Products Operating LLC	6.875%	3/1/33	5,393	6,776
Enterprise Products Operating LLC	6.650%	10/15/34	5,825	7,173
Enterprise Products Operating LLC	5.750%	3/1/35	4,700	5,208
Enterprise Products Operating LLC	7.550%	4/15/38	2,969	3,887
Enterprise Products Operating LLC	6.125%	10/15/39	5,260	6,095
Enterprise Products Operating LLC	6.450%	9/1/40	743	900
Enterprise Products Operating LLC	5.950%	2/1/41	690	787
Enterprise Products Operating LLC	5.700%	2/15/42	8,880	9,814
Enterprise Products Operating LLC	4.850%	8/15/42	5,648	5,608
Enterprise Products Operating LLC	4.450%	2/15/43	6,118	5,707
Enterprise Products Operating LLC	4.850%	3/15/44	7,050	6,999
Enterprise Products Operating LLC	5.100%	2/15/45	7,000	7,226
3 Enterprise Products Operating LLC	8.375%	8/1/66	6,700	7,538
Gulf South Pipeline Co. LP	4.000%	6/15/22	1,050	1,043
7 Internorth Inc.	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	60	82
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	313
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	257

Kinder Morgan Energy Partners LP	5.950%	2/15/18	19,400	22,069
Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,500	12,508
Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,045	1,229
Kinder Morgan Energy Partners LP	3.500%	3/1/21	10,350	10,304
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,240	5,915
Kinder Morgan Energy Partners LP	3.950%	9/1/22	650	646
Kinder Morgan Energy Partners LP	3.450%	2/15/23	2,330	2,210
Kinder Morgan Energy Partners LP	3.500%	9/1/23	9,063	8,572
Kinder Morgan Energy Partners LP	7.400%	3/15/31	10	12
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,465	3,024
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,680	6,032
Kinder Morgan Energy Partners LP	6.500%	2/1/37	20,690	23,518
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,450	4,121
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,120	5,858
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,750	5,444
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,350	9,681
Kinder Morgan Energy Partners LP	5.000%	8/15/42	945	896
Kinder Morgan Energy Partners LP	5.000%	3/1/43	8,100	7,712
Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,125	9,278
Magellan Midstream Partners LP	6.400%	7/15/18	9,000	10,502
Magellan Midstream Partners LP	6.550%	7/15/19	9,625	11,387
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,202
Magellan Midstream Partners LP	6.400%	5/1/37	2,200	2,627
Magellan Midstream Partners LP	4.200%	12/1/42	2,100	1,912
National Fuel Gas Co.	6.500%	4/15/18	3,000	3,444
National Fuel Gas Co.	4.900%	12/1/21	550	588
National Fuel Gas Co.	3.750%	3/1/23	5,525	5,385
National Grid plc	6.300%	8/1/16	8,800	9,831
Nisource Finance Corp.	5.250%	9/15/17	940	1,046
Nisource Finance Corp.	6.400%	3/15/18	13,875	16,019
Nisource Finance Corp.	6.800%	1/15/19	1,250	1,482
Nisource Finance Corp.	5.450%	9/15/20	1,615	1,814
Nisource Finance Corp.	4.450%	12/1/21	3,750	3,918
Nisource Finance Corp.	6.125%	3/1/22	825	951
Nisource Finance Corp.	6.250%	12/15/40	8,875	10,119
Nisource Finance Corp.	5.950%	6/15/41	4,215	4,681
Nisource Finance Corp.	5.800%	2/1/42	10,810	11,764
Nisource Finance Corp.	4.800%	2/15/44	1,850	1,772
6 ONE Gas Inc.	2.070%	2/1/19	3,750	3,737
6 ONE Gas Inc.	4.658%	2/1/44	1,525	1,583
ONEOK Partners LP	3.250%	2/1/16	2,300	2,393
ONEOK Partners LP	6.150%	10/1/16	4,540	5,080
ONEOK Partners LP	8.625%	3/1/19	10,130	12,710
ONEOK Partners LP	3.375%	10/1/22	100	96
ONEOK Partners LP	6.650%	10/1/36	8,899	10,459
ONEOK Partners LP	6.850%	10/15/37	1,575	1,900
ONEOK Partners LP	6.125%	2/1/41	325	365
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	8,050	9,178
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	348
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,150	2,218
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	4,995
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,695	1,983
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,571	3,289
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,410	1,623

Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	700	775
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	6,900	6,947
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,970	1,834
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	400	489
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	800	981
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	6,425	6,673
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	950	875
Questar Corp.	2.750%	2/1/16	600	619
Sempra Energy	6.500%	6/1/16	6,873	7,676
Sempra Energy	2.300%	4/1/17	5,925	6,064
Sempra Energy	6.150%	6/15/18	2,200	2,550
Sempra Energy	9.800%	2/15/19	2,260	2,997
Sempra Energy	2.875%	10/1/22	4,175	3,960
Sempra Energy	4.050%	12/1/23	11,535	11,829
Sempra Energy	6.000%	10/15/39	17,646	20,989
Southern California Gas Co.	5.750%	11/15/35	960	1,174
Southern California Gas Co.	3.750%	9/15/42	4,770	4,404
Southern California Gas Co.	4.450%	3/15/44	2,400	2,438
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,690	6,382
Southern Natural Gas Co. LLC	8.000%	3/1/32	5,832	7,756
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,575	3,761
Spectra Energy Capital LLC	6.200%	4/15/18	14,085	16,063
Spectra Energy Capital LLC	6.750%	2/15/32	3,050	3,349
Spectra Energy Capital LLC	7.500%	9/15/38	300	365
Spectra Energy Partners LP	2.950%	9/25/18	875	897
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	3,305	3,685
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	199	188
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	888
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,440	11,396
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	225	213
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	120	148
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,774
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	2,990
TransCanada PipeLines Ltd.	0.875%	3/2/15	6,350	6,376
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	517
TransCanada PipeLines Ltd.	0.750%	1/15/16	400	401
TransCanada PipeLines Ltd.	6.500%	8/15/18	16,650	19,663
TransCanada PipeLines Ltd.	7.125%	1/15/19	900	1,090
TransCanada PipeLines Ltd.	3.800%	10/1/20	12,900	13,601
TransCanada PipeLines Ltd.	2.500%	8/1/22	14,575	13,668
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,500	4,602
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,453
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,985	16,202
TransCanada PipeLines Ltd.	6.200%	10/15/37	8,035	9,745
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,167	2,903
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	494
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,975	7,340
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	17,776	18,426
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	18	19
Western Gas Partners LP	2.600%	8/15/18	5,850	5,882

Western Gas Partners LP	5.450%	4/1/44	7,650	7,756
Williams Cos. Inc.	7.875%	9/1/21	694	825
Williams Cos. Inc.	7.500%	1/15/31	4,696	5,183
Williams Cos. Inc.	7.750%	6/15/31	1,085	1,221
Williams Cos. Inc.	8.750%	3/15/32	949	1,150
Williams Partners LP	5.250%	3/15/20	35,635	39,287
Williams Partners LP	4.300%	3/4/24	2,550	2,566
Williams Partners LP	6.300%	4/15/40	3,240	3,687
Williams Partners LP	5.800%	11/15/43	1,550	1,671
Williams Partners LP	5.400%	3/4/44	2,000	2,049
Williams Partners LP/ Williams Partners
Finance Corp.	7.250%	2/1/17	11,225	12,936

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	7,220	8,207
American Water Capital Corp.	3.850%	3/1/24	8,050	8,168
American Water Capital Corp.	6.593%	10/15/37	5,670	7,201
United Utilities plc	5.375%	2/1/19	3,455	3,731
United Utilities plc	6.875%	8/15/28	850	954
Veolia Environnement SA	6.000%	6/1/18	5,495	6,216
Veolia Environnement SA	6.750%	6/1/38	2,381	2,810

				3,188,161
Total Corporate Bonds (Cost $26,436,143)				27,754,213
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
African Development Bank	2.500%	3/15/16	850	884
African Development Bank	1.250%	9/2/16	6,850	6,939
African Development Bank	1.125%	3/15/17	7,350	7,387
African Development Bank	0.875%	5/15/17	3,000	2,982
African Development Bank	0.875%	3/15/18	9,150	8,964
African Development Bank	1.625%	10/2/18	22,350	22,348
Asian Development Bank	4.250%	10/20/14	5,875	6,008
Asian Development Bank	0.500%	8/17/15	18,450	18,505
Asian Development Bank	2.500%	3/15/16	18,450	19,168
Asian Development Bank	0.500%	6/20/16	2,425	2,424
Asian Development Bank	5.500%	6/27/16	5,225	5,797
Asian Development Bank	1.125%	3/15/17	20,100	20,210
Asian Development Bank	5.250%	6/12/17	600	678
Asian Development Bank	5.593%	7/16/18	3,528	4,058
Asian Development Bank	1.750%	9/11/18	21,325	21,465
Asian Development Bank	1.875%	10/23/18	13,850	13,982
Asian Development Bank	1.750%	3/21/19	3,670	3,660
Asian Development Bank	1.875%	4/12/19	6,000	5,971
Asian Development Bank	1.375%	3/23/20	12,500	11,999
Asian Development Bank	5.820%	6/16/28	18	22
Banco do Brasil SA	3.875%	1/23/17	12,176	12,569
Banco do Brasil SA	3.875%	10/10/22	2,975	2,762
Canada	0.875%	2/14/17	35,350	35,302
Canada	1.625%	2/27/19	1,100	1,091
China Development Bank Corp.	4.750%	10/8/14	3,700	3,764
China Development Bank Corp.	5.000%	10/15/15	1,450	1,533
CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	5,000	5,084
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,250	5,661
Corp. Andina de Fomento	5.125%	5/5/15	800	821
Corp. Andina de Fomento	3.750%	1/15/16	11,025	11,543
Corp. Andina de Fomento	8.125%	6/4/19	18,800	23,303
Corp. Andina de Fomento	4.375%	6/15/22	20,544	21,218

6 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	16,400	15,371
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,232
Council Of Europe Development Bank	1.500%	2/22/17	12,750	12,932
Council Of Europe Development Bank	1.500%	6/19/17	3,300	3,337
Council Of Europe Development Bank	1.000%	3/7/18	12,500	12,278
Council Of Europe Development Bank	1.125%	5/31/18	12,600	12,371
8 Development Bank of Japan Inc.	4.250%	6/9/15	11,375	11,893
Ecopetrol SA	4.250%	9/18/18	3,065	3,249
Ecopetrol SA	7.625%	7/23/19	1,500	1,802
Ecopetrol SA	5.875%	9/18/23	14,485	15,863
European Bank for Reconstruction &
Development	2.750%	4/20/15	19,450	19,968
European Bank for Reconstruction &
Development	1.625%	9/3/15	6,550	6,673
European Bank for Reconstruction &
Development	2.500%	3/15/16	20,100	20,898
European Bank for Reconstruction &
Development	1.375%	10/20/16	2,550	2,590
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,050	5,063
European Bank for Reconstruction &
Development	0.750%	9/1/17	11,500	11,344
European Bank for Reconstruction &
Development	1.000%	6/15/18	5,300	5,197
European Bank for Reconstruction &
Development	1.000%	9/17/18	4,150	4,021
European Bank for Reconstruction &
Development	1.625%	11/15/18	9,300	9,283
European Bank for Reconstruction &
Development	1.500%	3/16/20	9,000	8,664
European Investment Bank	2.750%	3/23/15	20,800	21,314
European Investment Bank	1.125%	4/15/15	34,800	35,139
European Investment Bank	1.000%	7/15/15	15,165	15,308
European Investment Bank	1.625%	9/1/15	19,525	19,897
European Investment Bank	1.375%	10/20/15	19,325	19,645
European Investment Bank	4.875%	2/16/16	19,250	20,840
European Investment Bank	0.625%	4/15/16	37,400	37,514
European Investment Bank	2.500%	5/16/16	31,150	32,446
European Investment Bank	2.125%	7/15/16	22,200	22,949
European Investment Bank	0.500%	8/15/16	29,575	29,497
European Investment Bank	5.125%	9/13/16	18,800	20,801
European Investment Bank	1.250%	10/14/16	23,925	24,228
European Investment Bank	1.125%	12/15/16	18,500	18,530
European Investment Bank	4.875%	1/17/17	30,625	33,937
European Investment Bank	1.750%	3/15/17	41,900	42,877
European Investment Bank	0.875%	4/18/17	15,250	15,169
European Investment Bank	5.125%	5/30/17	45,555	51,251
European Investment Bank	1.625%	6/15/17	5,200	5,289
European Investment Bank	1.125%	9/15/17	26,575	26,511
European Investment Bank	1.000%	12/15/17	20,400	20,175
European Investment Bank	1.000%	3/15/18	16,275	15,985
European Investment Bank	1.000%	6/15/18	5,350	5,224
European Investment Bank	1.625%	12/18/18	23,075	22,938
European Investment Bank	1.875%	3/15/19	77,000	76,633
European Investment Bank	2.875%	9/15/20	18,600	19,122
European Investment Bank	4.000%	2/16/21	30,925	33,790
European Investment Bank	2.500%	4/15/21	43,000	42,938
European Investment Bank	3.250%	1/29/24	18,500	18,698

European Investment Bank	4.875%	2/15/36	335	388
Export Development Canada	2.250%	5/28/15	3,500	3,580
Export Development Canada	0.500%	9/15/15	9,725	9,753
Export Development Canada	1.250%	10/27/15	300	304
Export Development Canada	1.250%	10/26/16	12,750	12,921
9 Export Development Canada	1.000%	5/15/17	6,000	5,989
Export Development Canada	0.750%	12/15/17	12,500	12,255
Export Development Canada	1.500%	10/3/18	4,275	4,235
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,153
Export-Import Bank of Korea	3.750%	10/20/16	11,550	12,250
Export-Import Bank of Korea	4.000%	1/11/17	6,450	6,946
Export-Import Bank of Korea	1.750%	2/27/18	16,725	16,435
Export-Import Bank of Korea	2.875%	9/17/18	10,400	10,629
Export-Import Bank of Korea	5.125%	6/29/20	5,700	6,317
Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,950
Export-Import Bank of Korea	4.375%	9/15/21	3,925	4,188
Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,652
Export-Import Bank of Korea	4.000%	1/14/24	34,750	35,878
Federative Republic of Brazil	6.000%	1/17/17	33,030	36,713
3 Federative Republic of Brazil	8.000%	1/15/18	11,236	12,517
Federative Republic of Brazil	5.875%	1/15/19	18,375	20,653
Federative Republic of Brazil	8.875%	10/14/19	11,820	15,189
Federative Republic of Brazil	4.875%	1/22/21	6,550	6,965
Federative Republic of Brazil	2.625%	1/5/23	10,750	9,530
Federative Republic of Brazil	8.875%	4/15/24	3,125	4,214
Federative Republic of Brazil	8.875%	4/15/24	120	162
Federative Republic of Brazil	8.750%	2/4/25	12,568	16,935
Federative Republic of Brazil	10.125%	5/15/27	10,942	16,550
Federative Republic of Brazil	8.250%	1/20/34	16,745	22,187
Federative Republic of Brazil	7.125%	1/20/37	11,491	13,795
3 Federative Republic of Brazil	11.000%	8/17/40	13,537	15,310
Federative Republic of Brazil	5.625%	1/7/41	38,450	38,820
FMS Wertmanagement AoeR	0.625%	4/18/16	5,650	5,663
FMS Wertmanagement AoeR	1.125%	10/14/16	13,600	13,709
FMS Wertmanagement AoeR	1.000%	11/21/17	8,500	8,388
FMS Wertmanagement AoeR	1.625%	11/20/18	21,250	21,148
Hydro-Quebec	7.500%	4/1/16	2,155	2,439
Hydro-Quebec	2.000%	6/30/16	26,495	27,246
Hydro-Quebec	1.375%	6/19/17	3,700	3,691
Hydro-Quebec	8.400%	1/15/22	8,195	10,849
Hydro-Quebec	8.050%	7/7/24	3,310	4,515
Hydro-Quebec	8.500%	12/1/29	825	1,212
Inter-American Development Bank	2.250%	7/15/15	9,450	9,692
Inter-American Development Bank	0.500%	8/17/15	8,500	8,527
Inter-American Development Bank	4.250%	9/14/15	7,395	7,795
Inter-American Development Bank	5.125%	9/13/16	6,900	7,631
Inter-American Development Bank	1.375%	10/18/16	750	762
Inter-American Development Bank	0.875%	11/15/16	14,000	13,983
Inter-American Development Bank	1.125%	3/15/17	20,300	20,405
Inter-American Development Bank	2.375%	8/15/17	22,800	23,722
Inter-American Development Bank	0.875%	3/15/18	12,650	12,397
Inter-American Development Bank	1.750%	8/24/18	4,900	4,930
Inter-American Development Bank	4.250%	9/10/18	2,950	3,284
Inter-American Development Bank	1.125%	9/12/19	1,750	1,672
Inter-American Development Bank	3.875%	9/17/19	57,490	62,952
Inter-American Development Bank	3.875%	2/14/20	6,475	7,045
Inter-American Development Bank	2.125%	11/9/20	9,500	9,383
Inter-American Development Bank	3.000%	10/4/23	2,100	2,115

	Inter-American Development Bank	3.000%	2/21/24	34,200	34,163
	Inter-American Development Bank	7.000%	6/15/25	2,950	3,873
	Inter-American Development Bank	3.875%	10/28/41	45	43
	Inter-American Development Bank	3.200%	8/7/42	5,250	4,430
	Inter-American Development Bank	4.375%	1/24/44	2,200	2,287
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	43,475	44,541
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	47,425	48,972
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	18,735	20,416
	International Bank for Reconstruction &
	Development	0.500%	4/15/16	35,275	35,301
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	14,100	14,215
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	58,700	58,539
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	2,350	2,352
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	64,800	64,978
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	400	394
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	3,850	5,306
	International Bank for Reconstruction &
	Development	2.125%	2/13/23	6,150	5,881
	International Bank for Reconstruction &
	Development	8.875%	3/1/26	1,050	1,606
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	1,823	2,059
	International Finance Corp.	2.750%	4/20/15	10,375	10,649
	International Finance Corp.	2.250%	4/11/16	10,300	10,662
	International Finance Corp.	0.500%	5/16/16	2,750	2,748
	International Finance Corp.	0.625%	11/15/16	7,500	7,461
	International Finance Corp.	1.125%	11/23/16	31,500	31,765
	International Finance Corp.	1.000%	4/24/17	3,975	3,972
	International Finance Corp.	2.125%	11/17/17	16,875	17,370
	International Finance Corp.	0.625%	12/21/17	12,275	11,965
	International Finance Corp.	0.875%	6/15/18	700	679
	International Finance Corp.	1.750%	9/4/18	29,150	29,290
8	Japan Bank for International Cooperation	2.500%	1/21/16	6,300	6,527
8	Japan Bank for International Cooperation	2.500%	5/18/16	6,500	6,757
8	Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,539
8	Japan Bank for International Cooperation	1.125%	7/19/17	39,100	39,026
8	Japan Bank for International Cooperation	1.750%	7/31/18	13,500	13,490
8	Japan Bank for International Cooperation	1.750%	11/13/18	19,000	18,919
8	Japan Bank for International Cooperation	3.375%	7/31/23	4,600	4,663
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,152
8	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,050	4,525
8	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,400	10,169
10 KFW		2.625%	3/3/15	28,730	29,371
10 KFW		0.625%	4/24/15	48,225	48,419
10 KFW		0.500%	9/30/15	19,000	19,056
10 KFW		1.250%	10/26/15	12,025	12,199
10 KFW		2.625%	2/16/16	28,100	29,244
10 KFW		5.125%	3/14/16	36,950	40,294
10 KFW		0.500%	4/19/16	17,800	17,803

10 KFW	2.000%	6/1/16	39,900	41,165
10 KFW	1.250%	10/5/16	42,875	43,447
10 KFW	0.625%	12/15/16	22,600	22,493
10 KFW	4.875%	1/17/17	780	866
10 KFW	1.250%	2/15/17	65,725	66,368
10 KFW	0.750%	3/17/17	36,000	35,704
10 KFW	0.875%	9/5/17	26,650	26,419
10 KFW	4.375%	3/15/18	18,650	20,777
10 KFW	4.500%	7/16/18	14,325	16,069
10 KFW	1.875%	4/1/19	13,000	13,024
10 KFW	4.875%	6/17/19	25,005	28,643
10 KFW	4.000%	1/27/20	43,850	48,232
10 KFW	2.750%	9/8/20	45,050	46,138
10 KFW	2.750%	10/1/20	18,750	19,178
10 KFW	2.375%	8/25/21	10,435	10,297
10 KFW	2.000%	10/4/22	23,500	22,150
10 KFW	2.125%	1/17/23	30,775	29,068
10 KFW	0.000%	4/18/36	14,450	6,328
10 KFW	0.000%	6/29/37	90	38
Korea Development Bank	4.375%	8/10/15	6,275	6,568
Korea Development Bank	3.250%	3/9/16	13,200	13,756
Korea Development Bank	4.000%	9/9/16	4,250	4,529
Korea Development Bank	3.875%	5/4/17	10,500	11,210
Korea Development Bank	3.500%	8/22/17	5,400	5,714
Korea Development Bank	1.500%	1/22/18	11,000	10,757
Korea Development Bank	3.750%	1/22/24	15,400	15,586
Korea Finance Corp.	3.250%	9/20/16	11,100	11,672
Korea Finance Corp.	2.250%	8/7/17	850	867
Korea Finance Corp.	4.625%	11/16/21	5,975	6,461
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,238
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	12,505	12,941
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	9,905
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,772
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,150	11,514
[10] Landwirtschaftliche Rentenbank	5.000%	11/8/16	5,156	5,710
[10] Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,795	10,921
[10] Landwirtschaftliche Rentenbank	0.875%	9/12/17	11,825	11,671
[10] Landwirtschaftliche Rentenbank	1.000%	4/4/18	6,900	6,769
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	12,500	12,558
[10] Landwirtschaftliche Rentenbank	1.750%	4/15/19	3,400	3,358
[10] Landwirtschaftliche Rentenbank	1.375%	10/23/19	10,450	10,051
Nexen Energy ULC	6.200%	7/30/19	3,500	4,016
Nexen Energy ULC	7.875%	3/15/32	9,965	13,112
Nexen Energy ULC	5.875%	3/10/35	3,287	3,587
Nexen Energy ULC	6.400%	5/15/37	9,960	11,401
Nexen Energy ULC	7.500%	7/30/39	6,755	8,794
Nordic Investment Bank	2.500%	7/15/15	9,200	9,462
Nordic Investment Bank	2.250%	3/15/16	3,775	3,906
Nordic Investment Bank	0.500%	4/14/16	8,600	8,601
Nordic Investment Bank	5.000%	2/1/17	5,200	5,791
Nordic Investment Bank	1.000%	3/7/17	1,650	1,653
Nordic Investment Bank	0.750%	1/17/18	18,425	17,893
North American Development Bank	2.300%	10/10/18	2,138	2,116
North American Development Bank	4.375%	2/11/20	2,600	2,765
North American Development Bank	2.400%	10/26/22	6,000	5,612
[11] Oesterreichische Kontrollbank AG	4.500%	3/9/15	185	192
[11] Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,700	1,715
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,800	5,911

[11] Oesterreichische Kontrollbank AG		2.000%	6/3/16	10,700	11,012
[11] Oesterreichische Kontrollbank AG		0.750%	12/15/16	15,700	15,661
[11] Oesterreichische Kontrollbank AG		5.000%	4/25/17	20,045	22,368
[11] Oesterreichische Kontrollbank AG		1.125%	5/29/18	8,200	8,022
3	Oriental Republic of Uruguay	4.500%	8/14/24	16,183	16,519
3	Oriental Republic of Uruguay	7.625%	3/21/36	6,520	8,362
3	Oriental Republic of Uruguay	4.125%	11/20/45	24,775	19,949
	Pemex Project Funding Master Trust	5.750%	3/1/18	44,010	48,988
	Pemex Project Funding Master Trust	6.625%	6/15/35	22,431	24,911
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,536
	Petrobras Global Finance BV	2.000%	5/20/16	8,550	8,481
	Petrobras Global Finance BV	3.000%	1/15/19	2,150	2,034
	Petrobras Global Finance BV	4.875%	3/17/20	5,700	5,749
	Petrobras Global Finance BV	4.375%	5/20/23	3,000	2,745
	Petrobras Global Finance BV	6.250%	3/17/24	13,800	14,153
	Petrobras Global Finance BV	5.625%	5/20/43	4,975	4,215
	Petrobras Global Finance BV	7.250%	3/17/44	4,800	4,946
	Petrobras International Finance Co.	3.875%	1/27/16	24,200	24,873
	Petrobras International Finance Co.	6.125%	10/6/16	14,263	15,390
	Petrobras International Finance Co.	3.500%	2/6/17	17,400	17,587
	Petrobras International Finance Co.	5.875%	3/1/18	30,735	32,725
	Petrobras International Finance Co.	8.375%	12/10/18	10,250	11,921
	Petrobras International Finance Co.	7.875%	3/15/19	6,808	7,760
	Petrobras International Finance Co.	5.750%	1/20/20	12,622	13,174
	Petrobras International Finance Co.	5.375%	1/27/21	40,550	41,016
	Petrobras International Finance Co.	6.875%	1/20/40	14,100	13,936
	Petrobras International Finance Co.	6.750%	1/27/41	31,295	30,381
	Petroleos Mexicanos	3.500%	7/18/18	11,600	11,996
	Petroleos Mexicanos	8.000%	5/3/19	5,500	6,735
	Petroleos Mexicanos	6.000%	3/5/20	10,880	12,272
	Petroleos Mexicanos	5.500%	1/21/21	5,220	5,712
	Petroleos Mexicanos	4.875%	1/24/22	13,500	14,071
	Petroleos Mexicanos	3.500%	1/30/23	10,225	9,644
6	Petroleos Mexicanos	4.875%	1/18/24	4,200	4,330
3	Petroleos Mexicanos	2.290%	2/15/24	2,375	2,350
	Petroleos Mexicanos	6.500%	6/2/41	15,950	17,486
	Petroleos Mexicanos	5.500%	6/27/44	28,575	27,587
6	Petroleos Mexicanos	6.375%	1/23/45	23,350	25,259
6	Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,123
	Province of British Columbia	2.850%	6/15/15	15,450	15,916
	Province of British Columbia	2.100%	5/18/16	22,000	22,652
	Province of British Columbia	1.200%	4/25/17	7,000	7,014
	Province of British Columbia	2.650%	9/22/21	1,620	1,609
	Province of British Columbia	2.000%	10/23/22	6,300	5,849
	Province of British Columbia	6.500%	1/15/26	260	332
	Province of Manitoba	2.625%	7/15/15	8,750	8,988
	Province of Manitoba	4.900%	12/6/16	13,400	14,846
	Province of Manitoba	1.300%	4/3/17	5,015	5,034
	Province of Manitoba	1.125%	6/1/18	950	934
	Province of Manitoba	1.750%	5/30/19	4,300	4,238
	Province of Manitoba	2.100%	9/6/22	6,000	5,570
	Province of New Brunswick	2.750%	6/15/18	14,750	15,353
	Province of Nova Scotia	2.375%	7/21/15	8,690	8,898
	Province of Nova Scotia	5.125%	1/26/17	3,500	3,891
	Province of Ontario	0.950%	5/26/15	35,525	35,727
	Province of Ontario	2.700%	6/16/15	24,625	25,285
	Province of Ontario	1.875%	9/15/15	10,900	11,119
	Province of Ontario	4.750%	1/19/16	5,375	5,759

Province of Ontario	5.450%	4/27/16	30,325	33,221
Province of Ontario	2.300%	5/10/16	7,850	8,086
Province of Ontario	1.000%	7/22/16	10,975	10,993
Province of Ontario	1.600%	9/21/16	11,625	11,811
Province of Ontario	1.100%	10/25/17	17,750	17,515
Province of Ontario	3.150%	12/15/17	13,000	13,767
Province of Ontario	1.200%	2/14/18	1,450	1,424
Province of Ontario	3.000%	7/16/18	8,475	8,883
Province of Ontario	2.000%	9/27/18	9,700	9,753
Province of Ontario	2.000%	1/30/19	2,725	2,726
Province of Ontario	1.650%	9/27/19	8,700	8,390
Province of Ontario	4.000%	10/7/19	20,380	22,058
Province of Ontario	4.400%	4/14/20	28,715	31,593
Province of Ontario	2.450%	6/29/22	9,975	9,455
Quebec	4.600%	5/26/15	8,025	8,410
Quebec	5.000%	3/1/16	305	330
Quebec	5.125%	11/14/16	21,210	23,472
Quebec	4.625%	5/14/18	12,585	14,059
Quebec	3.500%	7/29/20	17,120	17,945
Quebec	2.750%	8/25/21	16,375	16,080
Quebec	2.625%	2/13/23	14,925	14,164
Quebec	7.500%	7/15/23	450	589
Quebec	7.125%	2/9/24	2,125	2,735
Quebec	7.500%	9/15/29	9,560	13,249
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	357
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	416
Region of Lombardy Italy	5.804%	10/25/32	6,458	6,420
Republic of Chile	3.875%	8/5/20	9,350	9,894
Republic of Chile	3.250%	9/14/21	2,700	2,705
Republic of Chile	2.250%	10/30/22	8,925	8,159
Republic of Chile	3.625%	10/30/42	8,300	6,851
Republic of Colombia	7.375%	1/27/17	18,075	20,877
Republic of Colombia	7.375%	3/18/19	13,450	16,207
Republic of Colombia	11.750%	2/25/20	3,350	4,824
Republic of Colombia	4.375%	7/12/21	14,675	15,262
3 Republic of Colombia	2.625%	3/15/23	16,000	14,390
Republic of Colombia	4.000%	2/26/24	5,400	5,346
Republic of Colombia	8.125%	5/21/24	6,440	8,356
Republic of Colombia	7.375%	9/18/37	9,872	12,621
Republic of Colombia	6.125%	1/18/41	26,025	29,150
3 Republic of Colombia	5.625%	2/26/44	4,300	4,478
Republic of Finland	6.950%	2/15/26	1,905	2,475
Republic of Italy	4.750%	1/25/16	24,850	26,470
Republic of Italy	5.250%	9/20/16	33,126	36,001
Republic of Italy	5.375%	6/12/17	9,050	9,926
Republic of Italy	6.875%	9/27/23	10,515	12,755
Republic of Italy	5.375%	6/15/33	16,595	18,732
Republic of Korea	7.125%	4/16/19	18,013	22,107
Republic of Korea	3.875%	9/11/23	16,900	17,434
Republic of Korea	5.625%	11/3/25	725	845
Republic of Panama	7.250%	3/15/15	80	85
Republic of Panama	5.200%	1/30/20	16,125	17,812
Republic of Panama	7.125%	1/29/26	14,150	17,511
Republic of Panama	8.875%	9/30/27	650	898
Republic of Panama	9.375%	4/1/29	45	64
3 Republic of Panama	6.700%	1/26/36	9,795	11,548
3 Republic of Panama	4.300%	4/29/53	5,000	4,101
Republic of Peru	7.125%	3/30/19	20,750	25,045

Republic of Peru	7.350%	7/21/25	9,975	12,818
Republic of Peru	8.750%	11/21/33	9,037	13,197
3 Republic of Peru	6.550%	3/14/37	10,835	12,975
Republic of Peru	5.625%	11/18/50	17,395	18,416
Republic of Philippines	8.375%	6/17/19	25,000	31,750
Republic of Philippines	6.500%	1/20/20	4,600	5,474
Republic of Philippines	4.000%	1/15/21	11,675	12,273
Republic of Philippines	10.625%	3/16/25	13,325	20,720
Republic of Philippines	5.500%	3/30/26	11,325	12,769
Republic of Philippines	9.500%	2/2/30	16,350	25,465
Republic of Philippines	7.750%	1/14/31	16,600	22,700
Republic of Philippines	6.375%	1/15/32	4,500	5,501
Republic of Philippines	6.375%	10/23/34	26,350	32,773
Republic of Philippines	5.000%	1/13/37	975	1,064
Republic of Philippines	4.200%	1/21/24	21,650	22,381
Republic of Poland	3.875%	7/16/15	15,350	15,964
Republic of Poland	5.000%	10/19/15	2,875	3,062
Republic of Poland	6.375%	7/15/19	47,090	55,448
Republic of Poland	5.125%	4/21/21	11,425	12,667
Republic of Poland	5.000%	3/23/22	17,402	18,970
Republic of Poland	3.000%	3/17/23	9,950	9,308
Republic of Poland	4.000%	1/22/24	6,325	6,370
Republic of South Africa	6.875%	5/27/19	14,875	17,181
Republic of South Africa	5.500%	3/9/20	8,850	9,593
Republic of South Africa	4.665%	1/17/24	17,175	17,046
Republic of South Africa	5.875%	9/16/25	3,000	3,225
Republic of South Africa	6.250%	3/8/41	6,900	7,564
Republic of Turkey	7.000%	9/26/16	44,550	48,894
Republic of Turkey	7.500%	7/14/17	22,000	24,750
Republic of Turkey	6.750%	4/3/18	18,925	20,967
Republic of Turkey	7.000%	3/11/19	23,650	26,500
Republic of Turkey	7.000%	6/5/20	24,075	27,094
Republic of Turkey	5.625%	3/30/21	2,675	2,799
Republic of Turkey	5.125%	3/25/22	16,285	16,399
Republic of Turkey	6.250%	9/26/22	23,000	24,782
Republic of Turkey	7.375%	2/5/25	30,575	35,173
Republic of Turkey	11.875%	1/15/30	9,700	15,520
Republic of Turkey	8.000%	2/14/34	2,600	3,175
Republic of Turkey	6.875%	3/17/36	23,100	25,078
Republic of Turkey	6.750%	5/30/40	14,700	15,714
Republic of Turkey	6.000%	1/14/41	32,500	32,012
Republic of Turkey	4.875%	4/16/43	13,400	11,424
Republic of Turkey	6.625%	2/17/45	13,000	13,754
State of Israel	5.500%	11/9/16	8,100	9,045
State of Israel	5.125%	3/26/19	20,880	23,736
State of Israel	4.000%	6/30/22	9,100	9,479
State of Israel	3.150%	6/30/23	13,000	12,483
State of Israel	4.500%	1/30/43	9,700	9,003
Statoil ASA	3.875%	4/15/14	7,250	7,259
Statoil ASA	1.800%	11/23/16	3,550	3,636
Statoil ASA	3.125%	8/17/17	9,325	9,833
Statoil ASA	1.950%	11/8/18	5,400	5,410
Statoil ASA	5.250%	4/15/19	11,948	13,610
Statoil ASA	2.900%	11/8/20	1,650	1,665
Statoil ASA	3.150%	1/23/22	8,450	8,454
Statoil ASA	2.450%	1/17/23	4,000	3,747
Statoil ASA	7.750%	6/15/23	25	33
Statoil ASA	2.650%	1/15/24	7,175	6,725

Statoil ASA	3.700%	3/1/24	6,925	7,056
Statoil ASA	7.250%	9/23/27	5,375	7,166
6 Statoil ASA	6.500%	12/1/28	975	1,234
Statoil ASA	7.150%	1/15/29	2,950	3,912
Statoil ASA	5.100%	8/17/40	6,310	6,989
Statoil ASA	4.250%	11/23/41	6,395	6,236
Statoil ASA	3.950%	5/15/43	5,680	5,284
Statoil ASA	4.800%	11/8/43	7,500	7,947
Svensk Exportkredit AB	0.625%	9/4/15	15,800	15,853
Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,252
Svensk Exportkredit AB	0.625%	5/31/16	5,000	4,991
Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,194
Svensk Exportkredit AB	5.125%	3/1/17	1,400	1,562
Svensk Exportkredit AB	1.750%	5/30/17	8,900	9,039
6 Temasek Financial I Ltd.	5.375%	11/23/39	500	565
United Mexican States	11.375%	9/15/16	5,300	6,638
United Mexican States	5.625%	1/15/17	36,525	40,653
United Mexican States	5.950%	3/19/19	9,200	10,700
United Mexican States	5.125%	1/15/20	17,700	19,719
United Mexican States	3.500%	1/21/21	6,750	6,837
United Mexican States	3.625%	3/15/22	15,450	15,548
United Mexican States	4.000%	10/2/23	38,082	38,541
United Mexican States	8.300%	8/15/31	18,025	25,212
United Mexican States	6.750%	9/27/34	35,786	43,768
United Mexican States	6.050%	1/11/40	7,641	8,684
United Mexican States	4.750%	3/8/44	68,842	65,347
United Mexican States	5.550%	1/21/45	15,400	16,391
United Mexican States	5.750%	10/12/10	12,130	11,900
Total Sovereign Bonds (Cost $6,172,335)				6,277,691
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	200	244
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	1,025	1,402
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,141
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	4,875	5,451
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,775	1,993
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,029
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	7,725	11,200
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	2,375	2,900
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,358
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	6,285	8,126
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,000	1,358
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,530	10,173
California GO	5.750%	3/1/17	10,750	12,113

California GO	6.200%	3/1/19	1,400	1,628
California GO	6.200%	10/1/19	11,175	13,215
California GO	5.700%	11/1/21	10,000	11,647
California GO	7.500%	4/1/34	22,750	30,770
California GO	7.950%	3/1/36	550	650
California GO	7.550%	4/1/39	4,630	6,455
California GO	7.300%	10/1/39	5,210	7,001
California GO	7.350%	11/1/39	22,025	29,765
California GO	7.625%	3/1/40	13,375	18,666
California GO	7.600%	11/1/40	11,325	15,949
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,510	1,759
Chicago IL Board of Education GO	6.319%	11/1/29	3,145	3,139
Chicago IL Board of Education GO	6.138%	12/1/39	650	644
Chicago IL GO	7.781%	1/1/35	1,860	2,196
Chicago IL GO	6.314%	1/1/44	7,000	7,141
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	10,350	11,750
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	1,450	1,567
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,500	1,801
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,850	3,167
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	6,985	8,327
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	1,700	1,916
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,508
Clark County NV Airport Revenue	6.881%	7/1/42	475	521
Clark County NV Airport Revenue	6.820%	7/1/45	20	26
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	6,375	7,463
Connecticut GO	5.090%	10/1/30	7,600	7,940
Connecticut GO	5.850%	3/15/32	6,610	7,739
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	3,300	3,576
Cook County IL GO	6.229%	11/15/34	2,550	2,758
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	3,000	3,646
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	3,000	3,708
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,450
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	6,850	7,442
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,321
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,151
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,412
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,185	1,328
Denver CO City & County School District No.
1 COP	4.242%	12/15/37	215	202
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	2,100	2,553
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	1,325	1,518
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,290
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,838
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.522%	10/1/44	700	805

	East Baton Rouge LA Sewer Commission
	Revenue	6.087%	2/1/45	2,300	2,480
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	5,220	6,379
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	4,000	3,970
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	7,800	7,818
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	10,850	10,810
	George Washington University District of
	Columbia GO	3.485%	9/15/22	7,450	7,339
	Georgia GO	4.503%	11/1/25	5,900	6,489
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,575	8,636
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	5,980	6,692
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	3,425	3,718
	Illinois GO	4.511%	3/1/15	11,650	12,050
	Illinois GO	5.365%	3/1/17	15,925	17,377
	Illinois GO	5.877%	3/1/19	8,345	9,359
	Illinois GO	4.950%	6/1/23	13,275	13,947
	Illinois GO	5.100%	6/1/33	43,814	43,260
	Illinois GO	6.630%	2/1/35	2,855	3,121
	Illinois GO	6.725%	4/1/35	5,275	5,821
	Illinois GO	7.350%	7/1/35	650	757
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,066
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,931
	Indianapolis IN Local Public Improvement
	Revenue	6.116%	1/15/40	9,700	11,821
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	6,600	6,347
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	4,175	4,065
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,000	2,100
[12] Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	4,625
3	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	661	684
	La Paz County AZ Industrial Development
	Authority Project Revenue (LCS
	Corrections Services, Inc. Project)	7.000%	3/1/34	2,350	2,220
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	1,864
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	4,325	5,760
	Los Angeles CA Department of Airports
	International Airport Revenue	6.582%	5/15/39	20	25
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	2,200	2,580
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	6,350	7,498
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	1,550	1,683
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	3,579

Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	350	471
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,814
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,210	9,409
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	5,200	6,065
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	4,300	5,371
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	2,250	2,943
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	2,330	2,837
Massachusetts GO	4.200%	12/1/21	5,000	5,377
Massachusetts GO	4.500%	8/1/31	500	522
Massachusetts GO	5.456%	12/1/39	4,600	5,319
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,550	2,971
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,195
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,825	3,082
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	2,360	2,808
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	2,625	2,938
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,475	1,792
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	1,670	1,901
Mississippi GO	5.245%	11/1/34	1,375	1,531
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	1,650	1,871
[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	15,150	19,451
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	12,075	13,802
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	3,555	3,947
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	585	731
[17] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	206
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	1,095	1,136
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,100	19,794
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,750	5,095
New York City NY GO	6.646%	12/1/31	20	23
New York City NY GO	6.246%	6/1/35	2,150	2,357
New York City NY GO	5.968%	3/1/36	3,200	3,806
New York City NY GO	5.985%	12/1/36	1,650	1,957
New York City NY GO	5.517%	10/1/37	6,800	7,616
New York City NY GO	6.271%	12/1/37	2,000	2,456
New York City NY GO	5.846%	6/1/40	2,100	2,501
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,702
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	470	555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,532

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,288
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	4,983
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,645	18,784
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	6,300	7,913
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	2,125	2,518
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	8,950	10,430
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,755	13,699
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,189
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	700	844
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	2,200	2,584
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,354
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	6,900	7,762
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	3,150	3,574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,215	2,565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	1,425	1,626
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	5,875	6,899
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	1,600	1,876
New York University Hospitals Center GO	4.428%	7/1/42	3,500	3,181
New York University Hospitals Center
Revenue	5.750%	7/1/43	5,050	5,573
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	3,070	4,060
Ohio State University General Receipts
Revenue	4.910%	6/1/40	4,410	4,796
Ohio State University General Receipts
Revenue	4.800%	6/1/11	2,675	2,594
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,751
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	2,090	2,765
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	2,425	2,960
Oregon GO	5.762%	6/1/23	1,950	2,254
Oregon GO	5.892%	6/1/27	2,730	3,264
[14] Oregon School Boards Association GO	4.759%	6/30/28	9,955	10,591
[12] Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,362
Pennsylvania GO	4.650%	2/15/26	2,875	3,101
Pennsylvania GO	5.350%	5/1/30	7,400	8,038
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	2,617	2,799

Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	488
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,656
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,702
Phoenix AZ GO	5.269%	7/1/34	5	5
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,550	3,085
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	11,575	13,344
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	6,300	6,638
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	4,625	4,840
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,200	1,229
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	21,400	19,990
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	7,750	8,430
Princeton University New Jersey GO	5.700%	3/1/39	3,725	4,520
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	3,500	4,370
Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,179
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,068
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,335	5,374
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	2,725	3,248
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	4,650	5,692
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,500	5,580
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	3,350	3,486
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	975	1,209
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,820	2,292
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	4,950	5,925
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,900	10,364
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,900	3,504
Stanford University GO	4.250%	5/1/16	2,250	2,413
Stanford University GO	4.750%	5/1/19	20	22
Texas GO	5.517%	4/1/39	4,520	5,404
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,375
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	5,796
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	6,981
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	2,923
Tufts University Massachusetts GO	5.017%	4/15/12	8,425	8,279
TX Utility System Revenue	3.828%	5/15/28	3,050	3,106
University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,250	5,320
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,575	3,245

University of California Revenue	1.796%	7/1/19	5,875	5,749
University of California Revenue	6.270%	5/15/31	500	544
University of California Revenue	5.770%	5/15/43	1,220	1,443
University of California Revenue	5.946%	5/15/45	13,100	15,486
University of California Revenue	4.858%	5/15/12	18,000	17,056
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	1,923
University of Southern California GO	5.250%	10/1/11	3,900	4,526
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	1,650	1,904
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	1,525	1,685
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	114
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,310	1,417
University of Virginia Revenue	6.200%	9/1/39	3,000	3,898
Utah GO	4.554%	7/1/24	2,525	2,794
Utah GO	3.539%	7/1/25	6,310	6,372
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	477
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	400	454
Washington GO	5.090%	8/1/33	9,025	9,778
Washington GO	5.481%	8/1/39	870	1,005
Washington GO	5.140%	8/1/40	6,035	6,582
[12] Wisconsin GO	5.700%	5/1/26	2,800	3,129
Total Taxable Municipal Bonds (Cost $984,013)				1,108,045
			Shares
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
[15] Vanguard Market Liquidity Fund
(Cost $4,081,541)	0.122%		4,081,540,868	4,081,541

Total Investments (104.2%) (Cost $112,699,134)				115,313,238
Other Assets and Liabilities-Net (-4.2%)				(3,370,223)
Net Assets (100%)				111,943,015

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2014.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $341,400,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Government of Canada.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Securities with a value of $2,330,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
17 Prerefunded Security
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2014. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	73,144,273	8
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,907,724	39,743
Corporate Bonds	—	27,737,642	16,571
Sovereign Bonds	—	6,277,691	—
Taxable Municipal Bonds	—	1,108,045	—
Temporary Cash Investments	4,081,541	—	—
Total	4,081,541	111,175,375	56,322

At March 31, 2014, the cost of investment securities for tax purposes was $112,699,134,000. Net unrealized appreciation of investment securities for tax purposes was $2,614,104,000, consisting of unrealized gains of $3,577,455,000 on securities that had risen in value since their purchase and $963,351,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (98.5%)
1 United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	782,410	861,813
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	417,348	521,992
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	1,299,286	1,414,343
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	514,666	650,339
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	452,389	574,753
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	1,505,831	1,594,667
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	241,743	305,535
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	405,561	491,677
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	1,475,846	1,528,205
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	423,475	498,553
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	387,783	471,934
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	447,550	545,846
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	539,000	630,233
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	852,600	985,510
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	987,289	1,120,560
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	1,083,026	1,157,570
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,192,279	1,207,194
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	1,248,978	1,244,251
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	1,259,545	1,234,939
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	1,260,000	1,252,444
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	751,000	755,234
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	676,940	989,023
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	493,698	662,399
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	405,539	558,229

United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	425,750	526,402
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	309,890	609,034
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	430,297	569,017
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	356,121	714,958
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	142,522	259,458
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	240,630	311,694
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	302,921	388,582
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	551,214	497,155
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	396,750	337,877
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	273,700	280,331
Total U.S. Government and Agency Obligations (Cost $24,783,048)				25,751,751
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
2 Vanguard Market Liquidity Fund
(Cost $374,693)	0.122%		374,693,191	374,693
Total Investments (99.9%) (Cost $25,157,741)				26,126,444
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-Year U.S. Treasury Note
Futures Contracts, Strike Price 123.50		5/23/14	461	(418)
Put Options on 10-Year U.S. Treasury Note
Futures Contracts, Strike Price 123.50		5/23/14	461	(418)
Total Liability for Options Written (Premiums received $847)				(836)
Other Assets and Liabilities-Net (0.1%)				19,600
Net Assets (100%)				26,145,208

1 Securities with a value of $11,456,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,751,751	—
Temporary Cash Investments	374,693	—	—
Futures Contracts—Assets[1]	1,255	—	—
Futures Contracts—Liabilities[1]	(1,127)	—	—
Liability for Options Contracts Written	(836)	—	—
Total	373,985	25,751,751	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	(4,448)	(976,614)	(982)
30-Year U.S. Treasury Bond	June 2014	(560)	(74,603)	176
10-Year U.S. Treasury Note	June 2014	71	8,769	11
				(795)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $25,159,665,000. Net unrealized appreciation of investment securities for tax purposes was $966,779,000, consisting of unrealized gains of $1,384,834,000 on securities that had risen in value since their purchase and $418,055,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of March 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.0%)
U.S. Government Securities (40.2%)
United States Treasury Note/Bond	0.250%	2/15/15	209,419	209,616
United States Treasury Note/Bond	11.250%	2/15/15	159,350	174,762
United States Treasury Note/Bond	0.375%	3/15/15	37,375	37,457
United States Treasury Note/Bond	0.250%	3/31/15	219,150	219,389
United States Treasury Note/Bond	0.375%	4/15/15	348,550	349,366
United States Treasury Note/Bond	0.125%	4/30/15	3,275	3,274
United States Treasury Note/Bond	0.250%	5/15/15	134,075	134,221
United States Treasury Note/Bond	4.125%	5/15/15	126,175	131,754
United States Treasury Note/Bond	0.250%	5/31/15	35,570	35,609
United States Treasury Note/Bond	2.125%	5/31/15	925	946
United States Treasury Note/Bond	0.375%	6/15/15	142,375	142,731
United States Treasury Note/Bond	1.875%	6/30/15	163,800	167,255
United States Treasury Note/Bond	0.250%	7/15/15	593,435	593,993
United States Treasury Note/Bond	0.250%	7/31/15	30,000	30,028
United States Treasury Note/Bond	1.750%	7/31/15	15,000	15,312
United States Treasury Note/Bond	0.250%	8/15/15	444,982	445,329
United States Treasury Note/Bond	4.250%	8/15/15	34,850	36,783
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,028
United States Treasury Note/Bond	1.250%	8/31/15	25,000	25,371
United States Treasury Note/Bond	0.250%	9/15/15	181,000	181,085
United States Treasury Note/Bond	0.250%	9/30/15	147,500	147,546
United States Treasury Note/Bond	0.250%	10/15/15	284,695	284,695
United States Treasury Note/Bond	0.250%	10/31/15	42,875	42,868
United States Treasury Note/Bond	1.250%	10/31/15	193,835	196,834
United States Treasury Note/Bond	0.375%	11/15/15	402,568	403,196
United States Treasury Note/Bond	4.500%	11/15/15	29,850	31,883
United States Treasury Note/Bond	9.875%	11/15/15	69,875	80,684
United States Treasury Note/Bond	1.375%	11/30/15	115,425	117,481
United States Treasury Note/Bond	0.250%	12/15/15	135,743	135,595
United States Treasury Note/Bond	0.250%	12/31/15	570,430	569,717
United States Treasury Note/Bond	2.125%	12/31/15	375,000	386,719
United States Treasury Note/Bond	0.375%	1/15/16	74,052	74,098
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,178
United States Treasury Note/Bond	0.375%	2/15/16	406,825	406,825
United States Treasury Note/Bond	4.500%	2/15/16	355,275	382,699
United States Treasury Note/Bond	9.250%	2/15/16	17,000	19,805
United States Treasury Note/Bond	0.250%	2/29/16	394,905	393,855
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,718
United States Treasury Note/Bond	0.375%	3/15/16	336,750	336,541
United States Treasury Note/Bond	0.375%	3/31/16	200,000	199,812
United States Treasury Note/Bond	2.375%	3/31/16	24,900	25,865
United States Treasury Note/Bond	0.250%	5/15/16	571,425	568,568
United States Treasury Note/Bond	5.125%	5/15/16	135,850	149,138
United States Treasury Note/Bond	7.250%	5/15/16	48,425	55,303
United States Treasury Note/Bond	1.750%	5/31/16	143,425	147,234
United States Treasury Note/Bond	3.250%	5/31/16	33,050	35,023
United States Treasury Note/Bond	0.500%	6/15/16	325,825	325,623
United States Treasury Note/Bond	1.500%	6/30/16	17,000	17,359
United States Treasury Note/Bond	0.625%	7/15/16	151,700	151,914

United States Treasury Note/Bond	1.500%	7/31/16	69,500	70,977
United States Treasury Note/Bond	0.625%	8/15/16	201,120	201,182
United States Treasury Note/Bond	4.875%	8/15/16	22,875	25,180
United States Treasury Note/Bond	1.000%	8/31/16	144,200	145,506
United States Treasury Note/Bond	3.000%	8/31/16	84,375	89,200
United States Treasury Note/Bond	0.875%	9/15/16	765,670	769,973
United States Treasury Note/Bond	1.000%	9/30/16	91,350	92,106
United States Treasury Note/Bond	3.000%	9/30/16	72,150	76,343
United States Treasury Note/Bond	0.625%	10/15/16	196,400	196,094
United States Treasury Note/Bond	1.000%	10/31/16	100,862	101,618
United States Treasury Note/Bond	3.125%	10/31/16	102,475	108,832
United States Treasury Note/Bond	0.625%	11/15/16	756,525	754,513
United States Treasury Note/Bond	0.875%	11/30/16	125,208	125,658
United States Treasury Note/Bond	2.750%	11/30/16	249,165	262,323
United States Treasury Note/Bond	0.625%	12/15/16	282,490	281,431
United States Treasury Note/Bond	0.875%	12/31/16	135,000	135,316
United States Treasury Note/Bond	3.250%	12/31/16	86,325	92,098
United States Treasury Note/Bond	0.875%	1/31/17	88,125	88,249
United States Treasury Note/Bond	3.125%	1/31/17	212,675	226,367
United States Treasury Note/Bond	0.625%	2/15/17	638,125	634,137
United States Treasury Note/Bond	4.625%	2/15/17	3,425	3,793
United States Treasury Note/Bond	0.875%	2/28/17	60,506	60,525
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,625
United States Treasury Note/Bond	0.750%	3/15/17	509,600	507,771
United States Treasury Note/Bond	1.000%	3/31/17	109,355	109,646
United States Treasury Note/Bond	3.250%	3/31/17	115,650	123,710
United States Treasury Note/Bond	0.875%	4/30/17	537,650	536,473
United States Treasury Note/Bond	3.125%	4/30/17	78,275	83,436
United States Treasury Note/Bond	4.500%	5/15/17	36,125	40,042
United States Treasury Note/Bond	8.750%	5/15/17	56,744	70,318
United States Treasury Note/Bond	0.625%	5/31/17	95,260	94,173
United States Treasury Note/Bond	2.750%	5/31/17	210,580	222,128
United States Treasury Note/Bond	0.750%	6/30/17	57,760	57,227
United States Treasury Note/Bond	2.500%	6/30/17	71,625	74,971
United States Treasury Note/Bond	0.500%	7/31/17	350,560	343,878
United States Treasury Note/Bond	2.375%	7/31/17	143,425	149,521
United States Treasury Note/Bond	8.875%	8/15/17	41,325	52,005
United States Treasury Note/Bond	0.625%	8/31/17	246,200	242,084
United States Treasury Note/Bond	1.875%	8/31/17	81,700	83,768
United States Treasury Note/Bond	0.625%	9/30/17	12,945	12,706
United States Treasury Note/Bond	1.875%	9/30/17	52,200	53,480
United States Treasury Note/Bond	0.750%	10/31/17	6,315	6,214
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,283
United States Treasury Note/Bond	0.625%	11/30/17	21,225	20,754
United States Treasury Note/Bond	0.750%	12/31/17	50,000	49,031
United States Treasury Note/Bond	0.875%	1/31/18	127,495	125,444
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,703
United States Treasury Note/Bond	3.500%	2/15/18	41,055	44,442
United States Treasury Note/Bond	0.750%	2/28/18	96,295	94,113
United States Treasury Note/Bond	0.750%	3/31/18	75,380	73,531
United States Treasury Note/Bond	0.625%	4/30/18	104,700	101,428
United States Treasury Note/Bond	2.625%	4/30/18	26,125	27,407
United States Treasury Note/Bond	3.875%	5/15/18	25,200	27,716
United States Treasury Note/Bond	9.125%	5/15/18	11,300	14,828
United States Treasury Note/Bond	1.000%	5/31/18	327,300	321,369
United States Treasury Note/Bond	2.375%	5/31/18	33,300	34,580
United States Treasury Note/Bond	1.375%	6/30/18	95,020	94,604

United States Treasury Note/Bond	2.375%	6/30/18	177,475	184,185
United States Treasury Note/Bond	1.375%	7/31/18	70,000	69,607
United States Treasury Note/Bond	2.250%	7/31/18	94,450	97,461
United States Treasury Note/Bond	4.000%	8/15/18	17,700	19,594
United States Treasury Note/Bond	1.500%	8/31/18	170,300	170,034
United States Treasury Note/Bond	1.375%	9/30/18	259,300	257,073
United States Treasury Note/Bond	1.250%	10/31/18	196,905	193,798
United States Treasury Note/Bond	1.750%	10/31/18	147,280	148,293
United States Treasury Note/Bond	3.750%	11/15/18	202,750	222,328
United States Treasury Note/Bond	1.250%	11/30/18	632,325	621,455
United States Treasury Note/Bond	1.375%	11/30/18	107,560	106,383
United States Treasury Note/Bond	1.375%	12/31/18	228,625	225,767
United States Treasury Note/Bond	1.500%	12/31/18	114,800	113,975
United States Treasury Note/Bond	1.250%	1/31/19	50,775	49,760
United States Treasury Note/Bond	1.500%	1/31/19	60,750	60,237
United States Treasury Note/Bond	2.750%	2/15/19	135,365	142,155
United States Treasury Note/Bond	1.375%	2/28/19	208,800	205,472
United States Treasury Note/Bond	1.500%	2/28/19	432,030	427,844
United States Treasury Note/Bond	1.500%	3/31/19	34,900	34,507
United States Treasury Note/Bond	1.625%	3/31/19	265,425	264,140
United States Treasury Note/Bond	1.250%	4/30/19	65,075	63,438
United States Treasury Note/Bond	3.125%	5/15/19	8,125	8,670
United States Treasury Note/Bond	1.125%	5/31/19	116,225	112,338
United States Treasury Note/Bond	1.000%	6/30/19	167,325	160,344
United States Treasury Note/Bond	0.875%	7/31/19	121,400	115,292
United States Treasury Note/Bond	3.625%	8/15/19	161,150	176,006
United States Treasury Note/Bond	8.125%	8/15/19	2,209	2,927
United States Treasury Note/Bond	1.000%	8/31/19	196,000	187,058
United States Treasury Note/Bond	1.000%	9/30/19	42,300	40,291
United States Treasury Note/Bond	1.250%	10/31/19	11,600	11,187
United States Treasury Note/Bond	3.375%	11/15/19	99,400	107,197
United States Treasury Note/Bond	1.000%	11/30/19	25,000	23,695
United States Treasury Note/Bond	1.125%	12/31/19	82,315	78,456
United States Treasury Note/Bond	1.375%	1/31/20	133,000	128,345
United States Treasury Note/Bond	3.625%	2/15/20	26,240	28,639
United States Treasury Note/Bond	8.500%	2/15/20	5,018	6,850
United States Treasury Note/Bond	1.250%	2/29/20	15,300	14,623
United States Treasury Note/Bond	1.125%	4/30/20	267,875	253,142
United States Treasury Note/Bond	3.500%	5/15/20	134,995	146,259
United States Treasury Note/Bond	1.375%	5/31/20	110,615	105,982
United States Treasury Note/Bond	1.875%	6/30/20	136,470	134,465
United States Treasury Note/Bond	2.625%	8/15/20	98,220	101,013
United States Treasury Note/Bond	8.750%	8/15/20	21,755	30,444
United States Treasury Note/Bond	2.125%	8/31/20	111,975	111,695
United States Treasury Note/Bond	2.000%	9/30/20	70,000	69,180
United States Treasury Note/Bond	1.750%	10/31/20	158,100	153,555
United States Treasury Note/Bond	2.625%	11/15/20	185,000	189,799
United States Treasury Note/Bond	2.000%	11/30/20	255,275	251,487
United States Treasury Note/Bond	2.375%	12/31/20	134,345	135,416
United States Treasury Note/Bond	2.125%	1/31/21	99,525	98,577
United States Treasury Note/Bond	7.875%	2/15/21	67,550	92,090
United States Treasury Note/Bond	2.000%	2/28/21	170,595	167,396
United States Treasury Note/Bond	2.250%	3/31/21	145,000	144,501
United States Treasury Note/Bond	3.125%	5/15/21	215,845	227,380
United States Treasury Note/Bond	2.125%	8/15/21	381,860	375,296
United States Treasury Note/Bond	8.125%	8/15/21	34,550	48,240
United States Treasury Note/Bond	2.000%	11/15/21	501,291	486,407

	United States Treasury Note/Bond	8.000%	11/15/21	9,450	13,180
	United States Treasury Note/Bond	2.000%	2/15/22	111,350	107,662
	United States Treasury Note/Bond	7.250%	8/15/22	75	102
	United States Treasury Note/Bond	1.625%	11/15/22	141,406	130,888
	United States Treasury Note/Bond	7.625%	11/15/22	150	210
	United States Treasury Note/Bond	2.000%	2/15/23	93,300	88,737
	United States Treasury Note/Bond	7.125%	2/15/23	15,675	21,406
	United States Treasury Note/Bond	1.750%	5/15/23	207,500	192,230
	United States Treasury Note/Bond	2.500%	8/15/23	274,810	270,946
	United States Treasury Note/Bond	6.250%	8/15/23	31,045	40,523
	United States Treasury Note/Bond	2.750%	11/15/23	243,215	244,356
	United States Treasury Note/Bond	2.750%	2/15/24	415,545	416,517
	United States Treasury Note/Bond	7.500%	11/15/24	1,650	2,379
	United States Treasury Note/Bond	6.875%	8/15/25	73,750	102,985
	United States Treasury Note/Bond	6.000%	2/15/26	1,750	2,301
	United States Treasury Note/Bond	6.750%	8/15/26	4,300	6,021
	United States Treasury Note/Bond	6.500%	11/15/26	101,715	140,049
	United States Treasury Note/Bond	6.625%	2/15/27	56,650	78,929
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,397
	United States Treasury Note/Bond	6.125%	11/15/27	350	471
	United States Treasury Note/Bond	5.500%	8/15/28	30,775	39,344
	United States Treasury Note/Bond	5.250%	11/15/28	32,342	40,428
	United States Treasury Note/Bond	5.250%	2/15/29	21,575	26,979
	United States Treasury Note/Bond	6.125%	8/15/29	76,930	104,841
	United States Treasury Note/Bond	6.250%	5/15/30	3,435	4,765
	United States Treasury Note/Bond	5.375%	2/15/31	284,875	364,196
	United States Treasury Note/Bond	4.500%	2/15/36	70,000	82,151
	United States Treasury Note/Bond	4.750%	2/15/37	113,000	137,277
	United States Treasury Note/Bond	5.000%	5/15/37	53,084	66,653
	United States Treasury Note/Bond	4.375%	2/15/38	49,200	56,695
	United States Treasury Note/Bond	4.500%	5/15/38	55,079	64,640
	United States Treasury Note/Bond	3.500%	2/15/39	101,510	101,812
	United States Treasury Note/Bond	4.250%	5/15/39	105,287	119,172
	United States Treasury Note/Bond	4.500%	8/15/39	50,306	59,157
	United States Treasury Note/Bond	4.375%	11/15/39	107,905	124,529
	United States Treasury Note/Bond	4.625%	2/15/40	32,305	38,720
	United States Treasury Note/Bond	4.375%	5/15/40	99,820	115,245
	United States Treasury Note/Bond	3.875%	8/15/40	44,745	47,681
	United States Treasury Note/Bond	4.250%	11/15/40	103,577	117,301
16	United States Treasury Note/Bond	4.750%	2/15/41	130,092	159,139
	United States Treasury Note/Bond	4.375%	5/15/41	24,535	28,361
	United States Treasury Note/Bond	3.125%	11/15/41	1,230	1,140
	United States Treasury Note/Bond	3.125%	2/15/42	40,509	37,490
	United States Treasury Note/Bond	3.000%	5/15/42	11,825	10,659
	United States Treasury Note/Bond	2.750%	8/15/42	460,438	393,099
	United States Treasury Note/Bond	2.750%	11/15/42	609,130	518,906
	United States Treasury Note/Bond	3.125%	2/15/43	16,409	15,101
	United States Treasury Note/Bond	2.875%	5/15/43	22,200	19,373
	United States Treasury Note/Bond	3.625%	8/15/43	279,652	283,060
	United States Treasury Note/Bond	3.750%	11/15/43	255,200	264,211
					30,595,077
Agency Bonds and Notes (3.7%)
	Arab Republic of Egypt	4.450%	9/15/15	5,725	5,934
1	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,076
1	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,851
1	Federal Farm Credit Banks	0.500%	6/23/15	4,000	4,013
1	Federal Farm Credit Banks	1.500%	11/16/15	3,000	3,057

1 Federal Farm Credit Banks	4.875%	12/16/15	425	458
1 Federal Farm Credit Banks	1.050%	3/28/16	2,000	2,025
1 Federal Farm Credit Banks	5.125%	8/25/16	2,475	2,741
1 Federal Farm Credit Banks	4.875%	1/17/17	7,100	7,889
1 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,152
1 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,136
1 Federal Home Loan Banks	0.375%	8/28/15	55,000	55,080
1 Federal Home Loan Banks	0.500%	11/20/15	20,900	20,971
1 Federal Home Loan Banks	0.375%	2/19/16	45,300	45,277
1 Federal Home Loan Banks	3.125%	3/11/16	13,525	14,227
1 Federal Home Loan Banks	5.375%	5/18/16	18,800	20,730
1 Federal Home Loan Banks	5.625%	6/13/16	825	916
1 Federal Home Loan Banks	0.375%	6/24/16	25,000	24,896
1 Federal Home Loan Banks	5.125%	10/19/16	8,125	9,014
1 Federal Home Loan Banks	4.750%	12/16/16	10,505	11,613
1 Federal Home Loan Banks	0.625%	12/28/16	9,900	9,858
1 Federal Home Loan Banks	4.875%	5/17/17	10,500	11,745
1 Federal Home Loan Banks	1.000%	6/21/17	7,450	7,440
1 Federal Home Loan Banks	4.875%	9/8/17	595	668
1 Federal Home Loan Banks	5.000%	11/17/17	30,695	34,761
1 Federal Home Loan Banks	2.750%	6/8/18	13,550	14,208
1 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,084
1 Federal Home Loan Banks	1.875%	3/13/20	3,425	3,373
1 Federal Home Loan Banks	4.125%	3/13/20	11,555	12,825
1 Federal Home Loan Banks	3.375%	6/12/20	15,200	16,181
1 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,868
1 Federal Home Loan Banks	5.625%	6/11/21	16,950	20,192
1 Federal Home Loan Banks	2.125%	3/10/23	37,600	34,973
1 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,881
1 Federal Home Loan Banks	5.500%	7/15/36	14,475	17,726
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	29,250	29,335
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	78,624	82,842
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	16,700	17,060
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,535
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	20,000	19,995
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	30,977
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	862
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	31,545	32,594
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	83,000	83,295
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	21,411
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	50,000	49,959
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	18,045
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,603
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	72,500	73,047
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	96,000	95,928
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	8,750	8,718
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	13,220
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	98,125	97,444
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	5,950	6,767
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	13,375	13,088
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	20,900	20,463
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,019
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	16,500	18,023
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	34,905
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	13,200	12,704
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	43,700	41,897
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	16,700	15,925

2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	56,650	55,234
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,150	1,581
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,400	18,572
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,382	11,148
2 Federal National Mortgage Assn.	0.500%	5/27/15	19,000	19,065
2 Federal National Mortgage Assn.	0.500%	7/2/15	3,750	3,763
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,682
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	12,903
2 Federal National Mortgage Assn.	0.500%	9/28/15	30,000	30,093
2 Federal National Mortgage Assn.	4.375%	10/15/15	51,825	55,063
2 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	81,087
2 Federal National Mortgage Assn.	0.375%	12/21/15	13,525	13,533
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,096
2 Federal National Mortgage Assn.	0.500%	3/30/16	74,650	74,810
2 Federal National Mortgage Assn.	2.375%	4/11/16	22,775	23,648
2 Federal National Mortgage Assn.	0.375%	7/5/16	22,700	22,610
2 Federal National Mortgage Assn.	0.625%	8/26/16	50,000	49,991
2 Federal National Mortgage Assn.	5.250%	9/15/16	7,225	8,027
2 Federal National Mortgage Assn.	1.250%	9/28/16	43,645	44,233
2 Federal National Mortgage Assn.	1.375%	11/15/16	31,470	31,977
2 Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,333
2 Federal National Mortgage Assn.	5.000%	2/13/17	50,225	56,064
2 Federal National Mortgage Assn.	0.750%	4/20/17	53,500	53,141
2 Federal National Mortgage Assn.	1.125%	4/27/17	56,300	56,540
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,652
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,179
2 Federal National Mortgage Assn.	0.875%	8/28/17	15,650	15,500
2 Federal National Mortgage Assn.	0.875%	10/26/17	71,575	70,706
2 Federal National Mortgage Assn.	0.875%	12/20/17	71,025	69,898
2 Federal National Mortgage Assn.	0.875%	2/8/18	64,425	63,247
2 Federal National Mortgage Assn.	0.875%	5/21/18	47,380	46,277
2 Federal National Mortgage Assn.	1.875%	9/18/18	117,975	119,231
2 Federal National Mortgage Assn.	1.625%	11/27/18	41,640	41,488
2 Federal National Mortgage Assn.	1.875%	2/19/19	83,000	83,264
2 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,721
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,283
2 Federal National Mortgage Assn.	7.125%	1/15/30	7,120	10,110
2 Federal National Mortgage Assn.	7.250%	5/15/30	28,925	41,655
2 Federal National Mortgage Assn.	6.625%	11/15/30	16,295	22,366
2 Federal National Mortgage Assn.	5.625%	7/15/37	2,721	3,405
1 Financing Corp.	9.800%	4/6/18	850	1,111
1 Financing Corp.	10.350%	8/3/18	100	135
1 Financing Corp.	9.650%	11/2/18	2,375	3,174
1 Financing Corp.	9.700%	4/5/19	425	576
Hashemite Kingdom of Jordan	2.503%	10/30/20	6,375	6,340
Private Export Funding Corp.	1.375%	2/15/17	1,000	1,010
Private Export Funding Corp.	2.250%	12/15/17	1,775	1,822
Private Export Funding Corp.	1.875%	7/15/18	2,200	2,214
Private Export Funding Corp.	4.375%	3/15/19	3,217	3,561
Private Export Funding Corp.	1.450%	8/15/19	2,300	2,209
Private Export Funding Corp.	4.300%	12/15/21	3,035	3,336
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,106
Private Export Funding Corp.	2.050%	11/15/22	15,350	14,206
Private Export Funding Corp.	3.550%	1/15/24	6,350	6,434
Private Export Funding Corp.	2.450%	7/15/24	4,750	4,314
Resolution Funding Corp.	8.125%	10/15/19	100	130
Resolution Funding Corp.	8.875%	7/15/20	100	137

	State of Israel	5.500%	9/18/23	6,375	7,545
	State of Israel	5.500%	12/4/23	6,502	7,712
	State of Israel	5.500%	4/26/24	5,075	6,033
1	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,311
1	Tennessee Valley Authority	4.500%	4/1/18	6,425	7,150
1	Tennessee Valley Authority	1.750%	10/15/18	9,500	9,493
1	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,554
1	Tennessee Valley Authority	1.875%	8/15/22	3,750	3,439
1	Tennessee Valley Authority	6.750%	11/1/25	550	718
1	Tennessee Valley Authority	7.125%	5/1/30	8,975	12,289
1	Tennessee Valley Authority	4.650%	6/15/35	3,425	3,609
1	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,209
1	Tennessee Valley Authority	5.500%	6/15/38	850	1,001
1	Tennessee Valley Authority	5.250%	9/15/39	3,150	3,557
1	Tennessee Valley Authority	3.500%	12/15/42	5,500	4,688
1	Tennessee Valley Authority	4.875%	1/15/48	14,075	14,632
1	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,077
1	Tennessee Valley Authority	4.625%	9/15/60	3,365	3,237
					2,833,745
Conventional Mortgage-Backed Securities (21.4%)
[2,3]	Fannie Mae Pool	2.000%	8/1/28–10/1/28	57,727	56,041
[2,3,4]Fannie Mae Pool		2.500%	3/1/27–2/1/43	419,459	417,805
[2,3,4]Fannie Mae Pool		3.000%	11/1/20–4/1/44	1,221,735	1,209,344
[2,3,4]Fannie Mae Pool		3.500%	9/1/25–4/1/44	1,347,250	1,373,092
[2,3,4]Fannie Mae Pool		4.000%	6/1/18–4/1/44	1,263,062	1,320,103
[2,3,4]Fannie Mae Pool		4.500%	1/1/15–4/1/44	918,145	981,035
[2,3,4]Fannie Mae Pool		5.000%	3/1/17–4/1/44	651,916	710,464
[2,3,4]Fannie Mae Pool		5.500%	9/1/14–4/1/44	516,010	569,735
[2,3,4]Fannie Mae Pool		6.000%	4/1/14–4/1/44	359,565	401,457
[2,3]	Fannie Mae Pool	6.500%	4/1/16–5/1/40	122,083	137,877
[2,3]	Fannie Mae Pool	7.000%	9/1/14–12/1/38	36,289	41,197
[2,3]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	319	362
[2,3]	Fannie Mae Pool	8.000%	12/1/29	38	44
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28	13,888	13,518
[2,3,4]Freddie Mac Gold Pool		2.500%	5/1/28–2/1/43	346,843	345,239
[2,3,4]Freddie Mac Gold Pool		3.000%	11/1/26–4/1/44	653,266	647,714
[2,3,4]Freddie Mac Gold Pool		3.500%	9/1/25–4/1/44	746,367	758,136
[2,3,4]Freddie Mac Gold Pool		4.000%	4/1/14–4/1/44	747,542	779,842
[2,3,4]Freddie Mac Gold Pool		4.500%	5/1/14–4/1/44	582,953	622,160
[2,3,4]Freddie Mac Gold Pool		5.000%	4/1/17–4/1/44	401,763	436,585
[2,3,4]Freddie Mac Gold Pool		5.500%	3/1/16–4/1/44	331,813	365,268
[2,3,4]Freddie Mac Gold Pool		6.000%	4/1/14–4/1/44	202,487	225,438
[2,3]	Freddie Mac Gold Pool	6.500%	6/1/14–9/1/39	54,189	61,214
[2,3]	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	17,926	20,425
[2,3]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	179	204
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	222	252
[2,3]	Freddie Mac Gold Pool	8.500%	6/1/25	39	45
[3,4]	Ginnie Mae I Pool	3.000%	1/15/26–4/1/44	139,015	137,410
[3,4]	Ginnie Mae I Pool	3.500%	11/15/25–4/1/44	154,123	158,000
[3,4]	Ginnie Mae I Pool	4.000%	8/15/18–4/1/44	251,334	264,601
[3,4]	Ginnie Mae I Pool	4.500%	6/15/18–4/1/44	363,208	392,640
[3,4]	Ginnie Mae I Pool	5.000%	12/15/17–4/1/44	214,037	234,431
3	Ginnie Mae I Pool	5.500%	4/15/17–6/15/41	109,469	121,836
3	Ginnie Mae I Pool	6.000%	4/15/17–6/15/41	83,087	93,312
3	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	27,355	30,794
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	1,418	1,610
3	Ginnie Mae I Pool	7.500%	12/15/23	39	44

3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	86	98
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	60	67
3	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	14,553	14,715
[3,4]	Ginnie Mae II Pool	3.000%	10/20/26–4/1/44	547,681	540,958
[3,4]	Ginnie Mae II Pool	3.500%	9/20/25–4/1/44	916,248	937,114
[3,4]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/44	643,450	677,129
[3,4]	Ginnie Mae II Pool	4.500%	8/20/33–4/1/44	572,832	619,135
[3,4]	Ginnie Mae II Pool	5.000%	12/20/32–4/1/44	340,299	373,785
3	Ginnie Mae II Pool	5.500%	8/20/23–3/20/42	117,241	130,060
3	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	51,512	57,841
3	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	20,704	23,396
3	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	3,659	4,137
					16,307,709
Nonconventional Mortgage-Backed Securities (0.7%)
[2,3,5]Fannie Mae Pool		1.438%	4/1/37	1,359	1,415
[2,3,5]Fannie Mae Pool		1.961%	9/1/37	1,870	2,007
[2,3]	Fannie Mae Pool	2.110%	3/1/43	6,719	6,750
[2,3]	Fannie Mae Pool	2.196%	9/1/42	5,980	6,123
[2,3]	Fannie Mae Pool	2.202%	6/1/43	7,124	7,054
[2,3]	Fannie Mae Pool	2.205%	6/1/42	15,036	15,463
[2,3]	Fannie Mae Pool	2.207%	12/1/41	4,920	5,124
[2,3,5]Fannie Mae Pool		2.224%	8/1/37	856	904
[2,3,5]Fannie Mae Pool		2.225%	12/1/33	308	324
[2,3,5]Fannie Mae Pool		2.234%	11/1/36	420	447
[2,3,5]Fannie Mae Pool		2.235%	6/1/37	491	518
[2,3]	Fannie Mae Pool	2.243%	10/1/42	5,070	5,174
[2,3,5]Fannie Mae Pool		2.248%	2/1/36	745	761
[2,3,5]Fannie Mae Pool		2.254%	11/1/33	231	244
[2,3]	Fannie Mae Pool	2.265%	7/1/43	7,965	7,819
[2,3,5]Fannie Mae Pool		2.273%	9/1/34	415	438
[2,3,5]Fannie Mae Pool		2.278%	8/1/35	847	905
[2,3,5]Fannie Mae Pool		2.375%	2/1/36	829	889
[2,3,5]Fannie Mae Pool		2.392%	12/1/35	681	726
[2,3,5]Fannie Mae Pool		2.398%	1/1/37	883	952
[2,3]	Fannie Mae Pool	2.404%	5/1/42	10,454	10,504
[2,3]	Fannie Mae Pool	2.409%	7/1/42	6,611	6,738
[2,3,5]Fannie Mae Pool		2.415%	6/1/36	17	18
[2,3,5]Fannie Mae Pool		2.437%	1/1/35	950	1,024
[2,3,5]Fannie Mae Pool		2.438%	7/1/35	656	690
[2,3]	Fannie Mae Pool	2.444%	5/1/43	13,295	13,454
[2,3]	Fannie Mae Pool	2.467%	10/1/42	6,071	6,194
[2,3,5]Fannie Mae Pool		2.468%	4/1/36	324	341
[2,3,5]Fannie Mae Pool		2.488%	5/1/35	809	854
[2,3]	Fannie Mae Pool	2.514%	12/1/40	2,288	2,380
[2,3]	Fannie Mae Pool	2.520%	10/1/40	2,884	3,029
[2,3,5]Fannie Mae Pool		2.560%	11/1/33	674	734
[2,3]	Fannie Mae Pool	2.620%	12/1/41	4,393	4,545
[2,3]	Fannie Mae Pool	2.621%	11/1/41	4,199	4,367
[2,3]	Fannie Mae Pool	2.681%	1/1/42	4,690	4,867
[2,3,5]Fannie Mae Pool		2.719%	11/1/34	1,134	1,189
[2,3]	Fannie Mae Pool	2.760%	12/1/43	14,493	14,956
[2,3]	Fannie Mae Pool	2.775%	3/1/42	6,472	6,613
[2,3]	Fannie Mae Pool	2.782%	1/1/42	4,808	4,959
[2,3,5]Fannie Mae Pool		2.811%	10/1/36	717	783
[2,3]	Fannie Mae Pool	2.815%	11/1/41	3,785	3,926
[2,3]	Fannie Mae Pool	2.827%	3/1/41	3,034	3,157
[2,3]	Fannie Mae Pool	2.920%	5/1/42	2,503	2,634

[2,3]	Fannie Mae Pool	2.922%	12/1/40	2,392	2,501
[2,3]	Fannie Mae Pool	2.997%	3/1/42	4,682	4,918
[2,3]	Fannie Mae Pool	3.014%	9/1/43	9,546	10,159
[2,3]	Fannie Mae Pool	3.036%	3/1/41	3,771	3,944
[2,3]	Fannie Mae Pool	3.084%	2/1/42	4,907	5,141
[2,3]	Fannie Mae Pool	3.085%	2/1/41	2,851	2,967
[2,3]	Fannie Mae Pool	3.128%	2/1/41	1,622	1,655
[2,3]	Fannie Mae Pool	3.138%	2/1/41	3,004	3,145
[2,3]	Fannie Mae Pool	3.139%	2/1/42	12,762	13,576
[2,3]	Fannie Mae Pool	3.162%	12/1/40	2,332	2,444
[2,3]	Fannie Mae Pool	3.213%	9/1/40	1,817	1,914
[2,3]	Fannie Mae Pool	3.224%	8/1/40	2,210	2,304
[2,3]	Fannie Mae Pool	3.236%	12/1/40	2,929	3,066
[2,3]	Fannie Mae Pool	3.261%	10/1/40	3,313	3,442
[2,3]	Fannie Mae Pool	3.262%	1/1/41	2,404	2,505
[2,3]	Fannie Mae Pool	3.291%	5/1/41	3,613	3,790
[2,3]	Fannie Mae Pool	3.293%	1/1/40	1,196	1,240
[2,3]	Fannie Mae Pool	3.296%	11/1/40	2,576	2,686
[2,3]	Fannie Mae Pool	3.306%	7/1/42	3,379	3,615
[2,3]	Fannie Mae Pool	3.333%	8/1/42	4,939	5,121
[2,3]	Fannie Mae Pool	3.420%	5/1/40	1,062	1,107
[2,3]	Fannie Mae Pool	3.427%	1/1/40	3,291	3,414
[2,3]	Fannie Mae Pool	3.432%	12/1/39	4,644	4,840
[2,3]	Fannie Mae Pool	3.483%	5/1/40	749	781
[2,3]	Fannie Mae Pool	3.505%	10/1/39	1,016	1,055
[2,3]	Fannie Mae Pool	3.531%	3/1/40	5,277	5,493
[2,3]	Fannie Mae Pool	3.543%	6/1/41	799	840
[2,3]	Fannie Mae Pool	3.562%	7/1/41	5,118	5,257
[2,3]	Fannie Mae Pool	3.573%	11/1/39	596	619
[2,3]	Fannie Mae Pool	3.580%	8/1/39	1,231	1,294
[2,3]	Fannie Mae Pool	3.608%	4/1/41	2,711	2,823
[2,3]	Fannie Mae Pool	3.666%	11/1/39	924	960
[2,3]	Fannie Mae Pool	3.696%	5/1/40	4,913	5,123
[2,3]	Fannie Mae Pool	3.743%	7/1/39	637	661
[2,3]	Fannie Mae Pool	3.744%	6/1/41	3,706	3,915
[2,3]	Fannie Mae Pool	3.816%	9/1/40	3,582	3,792
[2,3]	Fannie Mae Pool	3.830%	2/1/40	4,671	4,876
[2,3,5]Fannie Mae Pool		3.855%	4/1/37	34	36
[2,3,5]Fannie Mae Pool		3.975%	10/1/38	2,216	2,337
[2,3]	Fannie Mae Pool	4.221%	12/1/39	3,337	3,480
[2,3]	Fannie Mae Pool	4.938%	7/1/38	258	277
[2,3,5]Fannie Mae Pool		5.134%	11/1/39	2,072	2,230
[2,3]	Fannie Mae Pool	5.177%	3/1/38	1,628	1,711
[2,3]	Fannie Mae Pool	5.245%	7/1/36	723	751
[2,3]	Fannie Mae Pool	5.259%	7/1/38	144	152
[2,3,5]Fannie Mae Pool		5.291%	8/1/39	4,155	4,464
[2,3]	Fannie Mae Pool	5.527%	5/1/36	290	305
[2,3]	Fannie Mae Pool	5.637%	4/1/37	1,232	1,314
[2,3]	Fannie Mae Pool	5.789%	10/1/37	658	707
[2,3]	Fannie Mae Pool	5.802%	12/1/37	1,281	1,386
[2,3]	Fannie Mae Pool	5.988%	7/1/37	251	265
[2,3]	Fannie Mae Pool	6.142%	10/1/37	2,135	2,250
[2,3,5]Freddie Mac Non Gold Pool		1.730%	6/1/37	533	548
[2,3,5]Freddie Mac Non Gold Pool		1.949%	3/1/37	45	47
[2,3,5]Freddie Mac Non Gold Pool		2.064%	1/1/37	870	924
[2,3,5]Freddie Mac Non Gold Pool		2.171%	7/1/35	550	583
[2,3,5]Freddie Mac Non Gold Pool		2.195%	3/1/37	44	47

[2,3,5]Freddie Mac Non Gold Pool		2.277%	12/1/36	329	345
[2,3,5]Freddie Mac Non Gold Pool		2.291%	10/1/37	1,091	1,148
[2,3,5]Freddie Mac Non Gold Pool		2.303%	3/1/37	234	246
[2,3,5]Freddie Mac Non Gold Pool		2.320%	2/1/37	198	207
[2,3,5]Freddie Mac Non Gold Pool		2.352%	1/1/35	115	125
[2,3,5]Freddie Mac Non Gold Pool		2.357%	12/1/34	617	647
[2,3,5]Freddie Mac Non Gold Pool		2.375%	11/1/34–11/1/36	1,838	1,933
[2,3,5]Freddie Mac Non Gold Pool		2.380%	12/1/36	870	915
[2,3,5]Freddie Mac Non Gold Pool		2.414%	12/1/35	570	605
[2,3,5]Freddie Mac Non Gold Pool		2.478%	6/1/37	834	897
[2,3,5]Freddie Mac Non Gold Pool		2.539%	8/1/37	1,159	1,232
[2,3,5]Freddie Mac Non Gold Pool		2.573%	4/1/35	46	49
[2,3]	Freddie Mac Non Gold Pool	2.575%	2/1/42	2,202	2,305
[2,3,5]Freddie Mac Non Gold Pool		2.580%	1/1/37	313	331
[2,3]	Freddie Mac Non Gold Pool	2.615%	11/1/43	8,161	8,379
[2,3]	Freddie Mac Non Gold Pool	2.624%	12/1/40	2,682	2,743
[2,3]	Freddie Mac Non Gold Pool	2.694%	11/1/40	1,207	1,234
[2,3]	Freddie Mac Non Gold Pool	2.735%	12/1/40	5,467	5,594
[2,3]	Freddie Mac Non Gold Pool	2.746%	10/1/36	918	965
[2,3]	Freddie Mac Non Gold Pool	2.762%	2/1/42	4,160	4,373
[2,3]	Freddie Mac Non Gold Pool	2.784%	1/1/41	3,966	4,034
[2,3]	Freddie Mac Non Gold Pool	2.880%	2/1/41	3,995	4,146
[2,3]	Freddie Mac Non Gold Pool	2.929%	12/1/41	4,370	4,577
[2,3]	Freddie Mac Non Gold Pool	2.953%	2/1/41	1,694	1,770
[2,3]	Freddie Mac Non Gold Pool	3.058%	3/1/37	654	689
[2,3]	Freddie Mac Non Gold Pool	3.082%	6/1/41	1,608	1,672
[2,3]	Freddie Mac Non Gold Pool	3.089%	3/1/41	1,506	1,567
[2,3]	Freddie Mac Non Gold Pool	3.153%	11/1/40	3,051	3,116
[2,3]	Freddie Mac Non Gold Pool	3.238%	6/1/40	1,274	1,305
[2,3]	Freddie Mac Non Gold Pool	3.357%	5/1/40	715	760
[2,3]	Freddie Mac Non Gold Pool	3.419%	3/1/42	5,159	5,364
[2,3]	Freddie Mac Non Gold Pool	3.445%	5/1/40	734	773
[2,3]	Freddie Mac Non Gold Pool	3.450%	8/1/40	3,091	3,167
[2,3]	Freddie Mac Non Gold Pool	3.539%	4/1/40	2,772	2,883
[2,3]	Freddie Mac Non Gold Pool	3.556%	11/1/39	3,641	3,787
[2,3]	Freddie Mac Non Gold Pool	3.584%	6/1/40	1,441	1,523
[2,3]	Freddie Mac Non Gold Pool	3.625%	6/1/40	3,721	3,863
[2,3]	Freddie Mac Non Gold Pool	3.630%	1/1/40	1,740	1,810
[2,3]	Freddie Mac Non Gold Pool	3.675%	9/1/40	4,226	4,342
[2,3]	Freddie Mac Non Gold Pool	4.028%	3/1/40	4,527	4,719
[2,3]	Freddie Mac Non Gold Pool	4.507%	5/1/38	174	186
[2,3]	Freddie Mac Non Gold Pool	4.743%	12/1/35	2,455	2,575
[2,3]	Freddie Mac Non Gold Pool	4.848%	3/1/37	96	97
[2,3]	Freddie Mac Non Gold Pool	5.076%	7/1/38	706	732
[2,3]	Freddie Mac Non Gold Pool	5.237%	3/1/38	1,211	1,275
[2,3]	Freddie Mac Non Gold Pool	5.365%	1/1/38	451	478
[2,3]	Freddie Mac Non Gold Pool	5.476%	2/1/36	363	384
[2,3]	Freddie Mac Non Gold Pool	5.752%	9/1/37	656	700
[2,3]	Freddie Mac Non Gold Pool	5.780%	10/1/37	23	24
[2,3]	Freddie Mac Non Gold Pool	5.860%	6/1/37	661	701
[2,3]	Freddie Mac Non Gold Pool	5.863%	5/1/37	2,751	2,896
[2,3]	Freddie Mac Non Gold Pool	6.084%	12/1/36	592	622
[2,3]	Freddie Mac Non Gold Pool	6.185%	8/1/37	274	289
[3,5]	Ginnie Mae II Pool	1.625%	6/20/29	45	46
3	Ginnie Mae II Pool	2.000%	6/20/43	8,251	8,482
[3,5]	Ginnie Mae II Pool	2.500%	10/20/39–5/20/43	38,848	40,392
3	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	20,108	21,008

3	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	30,153	31,759
3	Ginnie Mae II Pool	3.750%	1/20/40	3,613	3,694
[3,5]	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	24,987	26,085
3	Ginnie Mae II Pool	5.000%	7/20/38	230	240
					545,595
Total U.S. Government and Agency Obligations (Cost $50,270,618)					50,282,126
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
3	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	1,992	2,201
3	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	2,811	2,829
3	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	1,696	1,704
3	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	3,305	3,291
3	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	1,100	1,099
3	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	700	702
3	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	2,250	2,241
3	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	1,500	1,493
3	American Express Credit Account Secured
	Note Trust 2013-3	0.980%	5/15/19	1,000	998
3	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	582	583
3	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	1,029	1,026
3	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	719	718
3	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	1,635	1,632
3	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	620	618
3	AmeriCredit Automobile Receivables Trust
	2013-5	0.900%	9/10/18	800	797
3	AmeriCredit Automobile Receivables Trust
	2013-5	1.520%	1/8/19	400	395
3	AMERICREDIT AUTOMOBILE
	RECEIVABLES TRUST 2014-1	0.900%	2/8/19	550	550
3	AMERICREDIT AUTOMOBILE
	RECEIVABLES TRUST 2014-1	1.680%	7/8/19	375	374
3	Banc of America Commercial Mortgage Trust
	2004-3	5.380%	6/10/39	1,452	1,452
3	Banc of America Commercial Mortgage Trust
	2004-4	4.877%	7/10/42	4,363	4,390
3	Banc of America Commercial Mortgage Trust
	2005-1	5.171%	11/10/42	2,188	2,204
3	Banc of America Commercial Mortgage Trust
	2005-2	4.857%	7/10/43	457	471
3	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	5,265	5,514
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	2,623	2,791
3	Banc of America Commercial Mortgage Trust
	2005-6	5.182%	9/10/47	1,500	1,582
3	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	9,085	9,672
3	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	247	266
3	Banc of America Commercial Mortgage Trust
	2006-2	5.731%	5/10/45	7,560	8,165

3 Banc of America Commercial Mortgage Trust
2006-2	5.766%	5/10/45	1,380	1,467
3 Banc of America Commercial Mortgage Trust
2006-3	5.889%	7/10/44	394	426
3 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	16,720	18,085
3 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	5,210	5,619
3 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	890	955
3 Banc of America Commercial Mortgage Trust
2007-2	5.601%	4/10/49	450	498
3 Banc of America Commercial Mortgage Trust
2008-1	6.246%	2/10/51	12,600	14,317
3 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	252	256
3 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	990	1,008
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	5,720	6,014
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	1,970	2,023
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	1,738	1,793
3 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.138%	10/12/42	5,515	5,805
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.440%	3/11/39	11,300	12,042
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.712%	9/11/38	1,800	1,947
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.751%	9/11/38	2,225	2,426
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	1,125	1,230
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	9,480	10,164
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	1,700	1,841
3 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	3,675	4,040
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.664%	6/11/40	875	886
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.716%	6/11/40	3,600	4,029
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	14,821	16,573
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.888%	6/11/50	4,095	4,635
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	6,825	7,662
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	3,102	3,431
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	2,475	2,690
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	8,350	9,353

3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	1,268	1,274
3 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	2,058	2,046
3 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	2,230	2,226
3 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	2,233	2,242
3 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,340	1,340
3 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	1,850	1,864
3 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	700	696
3 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	700	697
3 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	4,355	4,357
3 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	1,090	1,096
3 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	815	818
3 Capital One Multi-asset Execution Trust
2006-A3	5.050%	12/17/18	12,975	14,000
3 Capital One Multi-asset Execution Trust
2007-A7	5.750%	7/15/20	7,190	8,192
3 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	1,320	1,312
3 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	1,917	1,908
3 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	799	791
3 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	2,240	2,253
3 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	1,210	1,224
3 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	900	898
3 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	375	374
3 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	1,105	1,101
3 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	735	729
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	7,530	7,882
3 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	2,475	2,608
3 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	15,021	16,236
3 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	4,150	4,547
3 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	9,395	10,301
3 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	6,817	7,617
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	1,108	1,174
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	654	752
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,212
3 Chase Issuance Trust 2006-A2	5.160%	4/16/18	7,446	8,056
3 Chase Issuance Trust 2012-A3	0.790%	6/15/17	6,116	6,124
3 Chase Issuance Trust 2012-A5	0.590%	8/15/17	3,404	3,400
3 Chase Issuance Trust 2012-A7	2.160%	9/16/24	12,805	11,986
3 Chase Issuance Trust 2013-A8	1.010%	10/15/18	6,425	6,401
3 Chase Issuance Trust 2014-A1	1.150%	1/15/19	15,000	15,010
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,545
3 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	4,676	4,880
3 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	2,975	3,089
3 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	11,399	12,214
3 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	7,150	8,138
3 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	6,114	6,930
3 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	7,800	7,879
3 Citibank Credit Card Issuance Trust 2013-
A10	0.730%	2/7/18	2,900	2,898
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,141
3 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	4,020	4,179
3 Citigroup Commercial Mortgage Trust 2006-
C4	5.783%	3/15/49	7,156	7,701

3	Citigroup Commercial Mortgage Trust 2006-
	C4	5.783%	3/15/49	2,000	2,182
3	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	2,275	2,475
3	Citigroup Commercial Mortgage Trust 2006-
	C5	5.462%	10/15/49	1,585	1,746
3	Citigroup Commercial Mortgage Trust 2007-
	C6	5.694%	12/10/49	9,305	10,352
3	Citigroup Commercial Mortgage Trust 2008-
	C7	6.133%	12/10/49	11,348	12,833
3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	3,950	3,838
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,400	1,354
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.422%	4/10/46	1,300	1,263
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	1,700	1,764
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	800	844
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	1,200	1,278
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	1,700	1,799
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	3.675%	11/10/46	550	570
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.131%	11/10/46	1,825	1,911
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.544%	11/10/46	750	790
3	Citigroup Commercial Mortgage Trust 2013-
	GC17	5.095%	11/10/46	750	797
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	1,210	1,239
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	750	768
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	1,150	1,186
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	955	989
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,281	5,779
3	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.771%	5/15/46	6,645	7,338
3	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	12,335	12,894
3	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	11,376	12,261
3	COMM 2006-C7 Mortgage Trust	5.793%	6/10/46	1,815	1,954
3	COMM 2007-C9 Mortgage Trust	5.799%	12/10/49	7,325	8,243
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,266
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,840
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,000	4,801
[3,6]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,170
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,060
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,427
3	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,310	1,353
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,310	1,349
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,750	1,815

3	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	2,190	2,309
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,310	1,403
3	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	668	668
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,075	1,107
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,111
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,529
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,163
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	776
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	364
3	COMM 2013-CCRE13 Mortgage Trust	1.259%	10/10/46	491	491
3	COMM 2013-CCRE13 Mortgage Trust	3.039%	10/10/46	550	569
3	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/46	375	389
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	3,700	3,880
3	COMM 2013-CCRE13 Mortgage Trust	4.449%	10/10/46	1,100	1,156
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,697
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,425	1,401
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,788	1,807
3	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	2,295	2,442
3	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	660	694
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,050	2,114
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,123
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,834
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,125
3	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	3,275	3,385
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,591
3	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,882
3	COMM 2014-CCRE14 Mortgage Trust	4.619%	2/10/47	1,650	1,729
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,712	2,776
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	960
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,800
3	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	869	914
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,545
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,034
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	757	774
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	671
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,743
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	488
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	309
3	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,176
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	2,650	2,734
3	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	12,827	13,033
3	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	1,775	1,823
3	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	7,925	8,374
3	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	1,900	2,015
3	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	2,224	2,411
3	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	640	692
[3,6]	Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	1,059	1,102
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	10,725	11,392
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	2,800	3,013
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	2,225	2,367
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.792%	6/15/38	5,488	5,926

3 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.792%	6/15/38	2,700	2,935
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C4	5.509%	9/15/39	550	594
3 Credit Suisse Commercial Mortgage Trust
Series 2006-C5	5.311%	12/15/39	7,455	8,070
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	2,650	2,862
3 Credit Suisse Commercial Mortgage Trust
Series 2007-C3	5.678%	6/15/39	9,634	10,495
3 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	5,186	5,293
3 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	2,009	2,061
3 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	1,375	1,430
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	520	552
3 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	6,739	7,031
3 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	1,525	1,593
3 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	9,453	10,736
3 Fifth Third Auto 2014-1	0.680%	4/16/18	2,250	2,246
3 Fifth Third Auto 2014-1	1.140%	10/15/20	1,500	1,493
3 Ford Credit Auto Lease Trust 2013-B	0.760%	9/15/16	800	798
3 Ford Credit Auto Lease Trust 2013-B	0.960%	10/15/16	650	648
3 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	1,500	1,500
3 Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	575	574
3 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,050	1,048
3 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	622	623
3 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	577	581
3 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	3,525	3,555
3 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	344	345
3 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	2,761	2,763
3 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	1,600	1,600
3 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	800	800
3 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	2,077	2,079
3 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	692	697
3 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	2,100	2,095
3 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	350	350
3 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	4,350	4,353
3 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	800	801
3 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	2,800	2,828
3 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	3,550	3,537
3 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	5,644	5,479
3 GE Commercial Mortgage Corp. Series
2005-C3 Trust	4.974%	7/10/45	4,460	4,662
3 GE Commercial Mortgage Corp. Series
2005-C4 Trust	5.309%	11/10/45	2,725	2,888
3 GE Commercial Mortgage Corp. Series
2006-C1 Trust	5.278%	3/10/44	12,761	13,547
3 GE Commercial Mortgage Corp. Series
2006-C1 Trust	5.278%	3/10/44	2,825	3,066
3 GE Commercial Mortgage Corp. Series
2007-C1 Trust	5.543%	12/10/49	4,300	4,687
3 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	3,175	3,233
3 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,055	1,095

3 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	3,712	3,733
3 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	124	124
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	8,350	8,918
3 GS Mortgage Securities Trust 2006-GG6	5.610%	4/10/38	1,725	1,866
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,554
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,250	6,341
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,825	3,854
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,955	2,810
3 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	3,494	3,350
3 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,267
3 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,188
3 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	934
3 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,875	1,939
3 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,340	1,405
3 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	6,700	7,061
3 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,000	2,071
3 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	742
3 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,218
3 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	4,268	4,261
3 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	8,225	8,567
3 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,862
3 Honda Auto Receivables 2011-1 Owner
Trust	1.800%	4/17/17	901	902
3 Honda Auto Receivables 2012-4 Owner
Trust	0.660%	12/18/18	2,950	2,941
3 Honda Auto Receivables 2013-1 Owner
Trust	0.480%	11/21/16	3,433	3,432
3 Honda Auto Receivables 2013-1 Owner
Trust	0.620%	3/21/19	2,746	2,737
3 Honda Auto Receivables 2013-2 Owner
Trust	0.530%	2/16/17	1,077	1,073
3 Honda Auto Receivables 2013-2 Owner
Trust	0.660%	6/17/19	1,077	1,071
3 Honda Auto Receivables 2013-4 Owner
Trust	0.690%	9/18/17	1,250	1,247
3 Honda Auto Receivables 2013-4 Owner
Trust	1.040%	2/18/20	1,100	1,104
3 Honda Auto Receivables 2014-1 Owner
Trust	0.670%	11/21/17	2,244	2,239
3 Honda Auto Receivables 2014-1 Owner
Trust	1.040%	2/21/20	1,122	1,117
3 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	2,000	1,997
3 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	2,620	2,618
3 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	4,367	4,362
3 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	2,675	2,672
3 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	1,325	1,324
3 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	1,040	1,043
3 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	1,730	1,747
3 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	1,725	1,731
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	777	777
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	137	137
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.632%	6/12/41	7,792	7,851
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.390%	8/12/37	1,180	1,221

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.281%	1/12/43	1,000	1,063
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	1,785	1,859
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	10,985	11,472
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.240%	12/15/44	7,391	7,783
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.282%	12/15/44	1,480	1,593
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.361%	12/15/44	585	623
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.453%	12/12/44	1,100	1,180
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	4,180	4,580
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	3,217	3,456
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	10,935	11,816
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	2,360	2,601
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	1,720	1,888
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	6,510	7,135
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	19,976	22,241
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.904%	2/12/51	1,650	1,878
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.815%	6/15/49	5,610	6,215
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	6,620	7,388
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,875	4,898
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,575	11,124
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,876
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,156
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	1,389	1,359
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,021
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,250	1,296
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,542
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	2,600	2,729
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,327
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.944%	12/15/46	1,250	1,329

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	1,466	1,410
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	982	996
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.027%	7/15/45	655	675
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	990	1,037
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,768
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	775
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	1,174	1,174
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	5,030	5,182
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	505	523
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,520	3,675
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,100
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	1,550	1,607
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,206
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	3,875	4,056
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	816
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.887%	1/15/47	1,163	1,211
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	3,938	4,075
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	800
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.809%	2/15/47	935	975
3 LB-UBS Commercial Mortgage Trust 2004-
C7	4.786%	10/15/29	6,342	6,412
3 LB-UBS Commercial Mortgage Trust 2005-
C1	4.742%	2/15/30	3,959	4,032
3 LB-UBS Commercial Mortgage Trust 2005-
C2	5.150%	4/15/30	2,845	2,943
3 LB-UBS Commercial Mortgage Trust 2005-
C5	5.057%	9/15/40	750	784
3 LB-UBS Commercial Mortgage Trust 2005-
C7	5.197%	11/15/30	6,855	7,154
3 LB-UBS Commercial Mortgage Trust 2006-
C1	5.217%	2/15/31	3,588	3,822
3 LB-UBS Commercial Mortgage Trust 2006-
C3	5.661%	3/15/39	14,815	15,831
3 LB-UBS Commercial Mortgage Trust 2006-
C4	5.833%	6/15/38	6,778	7,340
3 LB-UBS Commercial Mortgage Trust 2006-
C6	5.372%	9/15/39	10,060	10,954

3 LB-UBS Commercial Mortgage Trust 2006-
C6	5.413%	9/15/39	1,176	1,301
3 LB-UBS Commercial Mortgage Trust 2006-
C7	5.347%	11/15/38	1,150	1,251
3 LB-UBS Commercial Mortgage Trust 2006-
C7	5.378%	11/15/38	1,585	1,719
3 LB-UBS Commercial Mortgage Trust 2007-
C1	5.424%	2/15/40	4,500	4,932
3 LB-UBS Commercial Mortgage Trust 2007-
C2	5.430%	2/15/40	6,426	7,055
3 LB-UBS Commercial Mortgage Trust 2007-
C7	5.866%	9/15/45	9,644	10,791
3 LB-UBS Commercial Mortgage Trust 2008-
C1	6.139%	4/15/41	13,125	14,973
3 LB-UBS Commercial Mortgage Trust 2008-
C1	6.139%	4/15/41	1,970	2,261
3 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	350	348
3 Mercedes-Benz Auto Receivables Trust
2013-1	0.780%	8/15/17	692	695
3 Mercedes-Benz Auto Receivables Trust
2013-1	1.130%	11/15/19	692	691
3 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	811	850
3 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	8,176	8,716
3 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	2,605	2,675
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	625	679
3 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	9,440	10,166
3 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	1,965	2,151
3 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	15,155	16,722
3 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	7,330	8,183
3 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	13,410	14,540
3 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	435	471
3 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	1,225	1,338
3 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	7,535	8,152
3 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	289	289
3 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	11,095	12,332
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	1,600	1,570
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	4,000	3,824
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.219%	8/15/46	990	1,044
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.419%	8/15/46	490	514
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	2,260	2,335
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	2,260	2,384
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	1,100	1,132
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,266
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.745%	11/15/46	1,100	1,156
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,633
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	327

3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,031
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	975
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,233
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	975	949
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	1.250%	2/15/47	1,136	1,132
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	1,525	1,561
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	3,050	3,156
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,152
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.646%	2/15/47	1,150	1,202
3 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,581	1,597
3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	3,621	3,649
3 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	1,289	1,296
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	989	1,013
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	13,445	13,893
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	1,595	1,660
3 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	8,157	8,550
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	9,982	10,427
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	1,345	1,383
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	5,044	5,139
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	515	525
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	2,200	2,269
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	9,849	10,719
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	2,626	2,899
3 Morgan Stanley Capital I Trust 2006-HQ8	5.418%	3/12/44	11,859	12,624
3 Morgan Stanley Capital I Trust 2006-HQ8	5.467%	3/12/44	2,503	2,692
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	3,425	3,753
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	1,475	1,588
3 Morgan Stanley Capital I Trust 2006-IQ11	5.644%	10/15/42	3,625	3,848
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	1,750	1,828
3 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	225	244
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	8,197	8,919
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	2,775	2,980
3 Morgan Stanley Capital I Trust 2006-TOP23	5.811%	8/12/41	775	849
3 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	879	910
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	9,610	10,580
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	9,918	11,052
3 Morgan Stanley Capital I Trust 2007-IQ16	6.085%	12/12/49	1,975	2,236
3 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	1,480	1,621
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	1,750	1,908
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	2,475	2,759
3 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	9,605	10,748
3 Morgan Stanley Capital I Trust 2008-TOP29	6.281%	1/11/43	17,980	20,679
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	5,997
3 Nissan Auto Receivables 2012-B Owner
Trust	0.660%	12/17/18	2,655	2,648
3 Nissan Auto Receivables 2013-A Owner
Trust	0.500%	5/15/17	3,072	3,075

3 Nissan Auto Receivables 2013-A Owner
Trust	0.750%	7/15/19	6,100	6,079
3 Nissan Auto Receivables 2013-B Owner
Trust	0.840%	11/15/17	1,385	1,384
3 Nissan Auto Receivables 2013-B Owner
Trust	1.310%	10/15/19	1,040	1,043
3 Nissan Auto Receivables 2013-C Owner
Trust	0.670%	8/15/18	1,850	1,846
3 Nissan Auto Receivables 2013-C Owner
Trust	1.300%	6/15/20	1,150	1,149
3 Nissan Auto Receivables 2014-A Owner
Trust	0.720%	8/15/18	1,300	1,300
3 Nissan Auto Receivables 2014-A Owner
Trust	1.340%	8/17/20	1,475	1,476
6 Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,205
3 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	14,975	15,985
3 Royal Bank of Canada	0.625%	12/5/16	5,000	5,007
3 Royal Bank of Canada	1.200%	9/19/18	11,600	11,509
3 Royal Bank of Canada	2.000%	10/1/19	12,000	12,017
3 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	2,731	2,732
3 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	3,480	3,483
3 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	1,600	1,601
3 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	1,000	1,004
3 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	1,450	1,451
3 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	2,100	2,100
3 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.551%	8/15/39	1,385	1,463
3 Toyota Auto Receivables 2012-A Owner
Trust	0.990%	8/15/17	5,668	5,691
3 Toyota Auto Receivables 2013-A Owner
Trust	0.550%	1/17/17	710	710
3 Toyota Auto Receivables 2013-A Owner
Trust	0.690%	11/15/18	1,160	1,160
3 Toyota Auto Receivables 2014-A Owner
Trust	0.670%	12/15/17	2,575	2,579
3 Toyota Auto Receivables 2014-A Owner
Trust	1.180%	6/17/19	850	849
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,770	2,719
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	1,775	1,745
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	683
3 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	1,125	1,122
3 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	750	747
3 Volkswagen Auto Lease Trust	0.800%	4/20/17	735	732
3 Volkswagen Auto Lease Trust	0.990%	7/20/18	735	731
3 Volkswagen Auto Loan Enhanced Trust
2012-1	1.150%	7/20/18	6,480	6,502

3 Volkswagen Auto Loan Enhanced Trust
2013-2	0.700%	4/20/18	1,100	1,098
3 Volkswagen Auto Loan Enhanced Trust
2013-2	1.160%	3/20/20	550	543
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.398%	7/15/41	3,060	3,076
3 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	10,325	10,489
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	6,909	7,109
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	625	644
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	4,682	4,847
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	665	696
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	1,350	1,406
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	3,272	3,411
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	535	557
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	15,065	15,831
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.289%	12/15/44	10,300	10,867
3 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.339%	12/15/44	475	506
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.722%	5/15/43	7,227	7,743
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.962%	6/15/45	475	521
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	5,940	6,373
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,400	2,614
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	1,975	1,911
3 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	2,500	2,398
3 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	3,875	3,933
3 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,532
3 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,272
3 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,559
3 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	3,300	3,172
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,348
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,023
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	489

3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,070
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	409
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,205
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,677
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	660	689
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,768
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	687
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	2,530	2,650
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,520	1,603
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,624
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,702
3 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	725	747
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	725	746
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	960
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	747
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	753
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	750	777
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,549
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,594
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	390
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.676%	12/15/46	563	588
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	1,850	1,910
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,131
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,532
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.634%	3/15/46	375	391
3 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	650	650
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	475	489
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	650	669

3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,493
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	489
3 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	1,447	1,445
3 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	735	754
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,840	1,884
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,566
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,909
3 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	1,817	1,817
3 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	1,250	1,246
3 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	550	549
3 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	1,720	1,728
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,625,855)				1,744,215
Corporate Bonds (24.6%)
Finance (8.1%)
Banking (5.3%)
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,858
Abbey National Treasury Services plc	1.375%	3/13/17	13,265	13,269
Abbey National Treasury Services plc	3.050%	8/23/18	5,700	5,876
Abbey National Treasury Services plc	4.000%	3/13/24	5,350	5,406
American Express Bank FSB	6.000%	9/13/17	1,275	1,464
American Express Centurion Bank	0.875%	11/13/15	500	502
American Express Centurion Bank	5.950%	6/12/17	650	740
American Express Centurion Bank	6.000%	9/13/17	3,700	4,247
American Express Co.	5.500%	9/12/16	1,025	1,135
American Express Co.	6.150%	8/28/17	15,715	18,105
American Express Co.	7.000%	3/19/18	15,044	17,897
American Express Co.	1.550%	5/22/18	4,675	4,596
American Express Co.	2.650%	12/2/22	5,040	4,790
American Express Co.	4.050%	12/3/42	850	784
3 American Express Co.	6.800%	9/1/66	2,800	3,024
American Express Credit Corp.	1.750%	6/12/15	1,525	1,548
American Express Credit Corp.	2.750%	9/15/15	12,715	13,105
American Express Credit Corp.	5.300%	12/2/15	2,000	2,141
American Express Credit Corp.	1.300%	7/29/16	1,900	1,916
American Express Credit Corp.	2.800%	9/19/16	13,215	13,794
American Express Credit Corp.	2.375%	3/24/17	5,700	5,901
American Express Credit Corp.	2.125%	7/27/18	10,700	10,752
American Express Credit Corp.	2.125%	3/18/19	3,625	3,611
Associates Corp. of North America	6.950%	11/1/18	65	77
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	12,232	12,286
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	3,750	3,795
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	3,000	2,927
Bancolombia SA	4.250%	1/12/16	7,700	8,032
Bank of America Corp.	4.500%	4/1/15	10,395	10,787
Bank of America Corp.	4.750%	8/1/15	275	289
Bank of America Corp.	3.700%	9/1/15	670	697
Bank of America Corp.	1.500%	10/9/15	13,500	13,627
Bank of America Corp.	5.250%	12/1/15	1,225	1,306
Bank of America Corp.	1.250%	1/11/16	7,100	7,142

Bank of America Corp.	3.625%	3/17/16	15,275	16,040
Bank of America Corp.	3.750%	7/12/16	8,695	9,203
Bank of America Corp.	6.500%	8/1/16	29,070	32,551
Bank of America Corp.	5.750%	8/15/16	3,250	3,563
Bank of America Corp.	7.800%	9/15/16	2,825	3,235
Bank of America Corp.	5.625%	10/14/16	14,700	16,250
Bank of America Corp.	1.350%	11/21/16	3,450	3,456
Bank of America Corp.	5.420%	3/15/17	7,425	8,179
Bank of America Corp.	3.875%	3/22/17	500	533
Bank of America Corp.	6.000%	9/1/17	400	454
Bank of America Corp.	5.750%	12/1/17	6,880	7,780
Bank of America Corp.	2.000%	1/11/18	38,152	38,046
Bank of America Corp.	5.650%	5/1/18	26,030	29,463
Bank of America Corp.	2.600%	1/15/19	26,975	27,075
Bank of America Corp.	2.650%	4/1/19	1,325	1,328
Bank of America Corp.	7.625%	6/1/19	5,720	7,029
Bank of America Corp.	5.625%	7/1/20	10,865	12,374
Bank of America Corp.	5.875%	1/5/21	6,890	7,959
Bank of America Corp.	5.000%	5/13/21	4,795	5,281
Bank of America Corp.	5.700%	1/24/22	3,586	4,096
Bank of America Corp.	3.300%	1/11/23	33,600	32,349
Bank of America Corp.	4.100%	7/24/23	8,400	8,515
Bank of America Corp.	4.125%	1/22/24	11,900	12,026
Bank of America Corp.	4.000%	4/1/24	6,000	5,989
Bank of America Corp.	5.875%	2/7/42	10,550	12,163
Bank of America Corp.	5.000%	1/21/44	11,500	11,704
Bank of America Corp.	4.875%	4/1/44	4,225	4,244
Bank of America NA	1.125%	11/14/16	6,975	6,958
Bank of America NA	5.300%	3/15/17	15,125	16,651
Bank of America NA	6.100%	6/15/17	1,975	2,223
Bank of America NA	6.000%	10/15/36	6,975	8,340
Bank of Montreal	0.800%	11/6/15	3,900	3,918
Bank of Montreal	1.300%	7/15/16	1,900	1,919
Bank of Montreal	2.500%	1/11/17	11,225	11,624
Bank of Montreal	1.400%	9/11/17	7,000	6,971
Bank of Montreal	2.375%	1/25/19	5,775	5,811
Bank of Montreal	2.550%	11/6/22	3,925	3,703
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,426
Bank of New York Mellon Corp.	0.700%	10/23/15	1,100	1,103
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,182
Bank of New York Mellon Corp.	2.300%	7/28/16	2,654	2,745
Bank of New York Mellon Corp.	2.400%	1/17/17	725	749
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,260
Bank of New York Mellon Corp.	1.300%	1/25/18	1,975	1,938
Bank of New York Mellon Corp.	1.350%	3/6/18	7,000	6,885
Bank of New York Mellon Corp.	2.100%	8/1/18	1,548	1,552
Bank of New York Mellon Corp.	2.100%	1/15/19	2,675	2,658
Bank of New York Mellon Corp.	2.200%	3/4/19	7,625	7,630
Bank of New York Mellon Corp.	5.450%	5/15/19	6,645	7,603
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,658
Bank of New York Mellon Corp.	4.150%	2/1/21	1,250	1,349
Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	5,923
Bank of New York Mellon Corp.	3.650%	2/4/24	3,000	3,022
Bank of Nova Scotia	2.050%	10/7/15	5,900	6,032
Bank of Nova Scotia	0.750%	10/9/15	5,375	5,396
Bank of Nova Scotia	2.900%	3/29/16	145	151
Bank of Nova Scotia	1.375%	7/15/16	6,450	6,525

Bank of Nova Scotia	2.550%	1/12/17	6,830	7,069
Bank of Nova Scotia	1.375%	12/18/17	4,590	4,549
Bank of Nova Scotia	2.050%	10/30/18	27,525	27,433
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,724
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,092
Bank One Capital III	8.750%	9/1/30	290	387
Bank One Corp.	4.900%	4/30/15	975	1,018
Bank One Corp.	7.625%	10/15/26	975	1,247
Bank One Corp.	8.000%	4/29/27	2,500	3,284
Barclays Bank plc	2.750%	2/23/15	4,375	4,447
Barclays Bank plc	3.900%	4/7/15	3,745	3,869
Barclays Bank plc	5.000%	9/22/16	16,390	17,952
Barclays Bank plc	2.500%	2/20/19	10,000	10,043
Barclays Bank plc	6.750%	5/22/19	3,040	3,650
Barclays Bank plc	5.125%	1/8/20	2,815	3,152
Barclays Bank plc	5.140%	10/14/20	4,745	5,051
BB&T Corp.	5.200%	12/23/15	10,874	11,651
BB&T Corp.	3.200%	3/15/16	7,170	7,493
BB&T Corp.	2.150%	3/22/17	3,750	3,833
BB&T Corp.	4.900%	6/30/17	100	110
BB&T Corp.	1.600%	8/15/17	915	918
BB&T Corp.	1.450%	1/12/18	925	913
BB&T Corp.	2.050%	6/19/18	3,000	3,000
BB&T Corp.	2.250%	2/1/19	1,800	1,799
BB&T Corp.	5.250%	11/1/19	3,750	4,216
BB&T Corp.	3.950%	3/22/22	4,049	4,168
BBVA US Senior SAU	4.664%	10/9/15	9,955	10,463
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,311
Bear Stearns Cos. LLC	5.550%	1/22/17	5,130	5,687
Bear Stearns Cos. LLC	6.400%	10/2/17	17,650	20,368
Bear Stearns Cos. LLC	7.250%	2/1/18	11,905	14,184
Bear Stearns Cos. LLC	4.650%	7/2/18	425	466
BNP Paribas SA	3.600%	2/23/16	5,575	5,856
BNP Paribas SA	2.375%	9/14/17	16,175	16,553
BNP Paribas SA	2.700%	8/20/18	17,950	18,318
BNP Paribas SA	2.450%	3/17/19	2,450	2,455
BNP Paribas SA	5.000%	1/15/21	13,065	14,511
BNP Paribas SA	3.250%	3/3/23	19,325	18,780
BPCE SA	1.625%	2/10/17	5,150	5,172
BPCE SA	2.500%	12/10/18	5,500	5,523
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,075
Branch Banking & Trust Co.	1.050%	12/1/16	475	476
Branch Banking & Trust Co.	2.300%	10/15/18	6,000	6,047
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,475	3,502
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,620	3,728
Canadian Imperial Bank of Commerce	1.350%	7/18/16	3,625	3,663
Capital One Bank USA NA	2.250%	2/13/19	10,000	9,924
Capital One Bank USA NA	8.800%	7/15/19	6,825	8,743
Capital One Bank USA NA	3.375%	2/15/23	6,085	5,877
Capital One Financial Corp.	5.500%	6/1/15	6,650	7,009
Capital One Financial Corp.	1.000%	11/6/15	2,000	2,003
Capital One Financial Corp.	3.150%	7/15/16	9,545	10,009
Capital One Financial Corp.	6.150%	9/1/16	3,125	3,489
Capital One Financial Corp.	6.750%	9/15/17	2,070	2,413
Capital One Financial Corp.	4.750%	7/15/21	1,545	1,692
Capital One Financial Corp.	3.500%	6/15/23	1,210	1,188
Capital One NA	1.500%	3/22/18	6,075	5,947

[3,6]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,777
	Citigroup Inc.	4.750%	5/19/15	4,738	4,945
	Citigroup Inc.	4.700%	5/29/15	3,650	3,813
	Citigroup Inc.	2.250%	8/7/15	5,000	5,093
	Citigroup Inc.	4.587%	12/15/15	4,695	4,985
	Citigroup Inc.	5.300%	1/7/16	5,550	5,959
	Citigroup Inc.	1.250%	1/15/16	6,575	6,603
	Citigroup Inc.	1.300%	4/1/16	6,825	6,848
	Citigroup Inc.	3.953%	6/15/16	7,465	7,913
	Citigroup Inc.	1.700%	7/25/16	7,050	7,133
	Citigroup Inc.	5.850%	8/2/16	265	293
	Citigroup Inc.	4.450%	1/10/17	10,650	11,486
	Citigroup Inc.	5.500%	2/15/17	12,485	13,783
	Citigroup Inc.	1.350%	3/10/17	4,000	3,981
	Citigroup Inc.	6.000%	8/15/17	3,441	3,902
	Citigroup Inc.	6.125%	11/21/17	20,170	23,084
	Citigroup Inc.	1.750%	5/1/18	10,075	9,900
	Citigroup Inc.	6.125%	5/15/18	21,457	24,675
	Citigroup Inc.	2.500%	9/26/18	10,875	10,946
	Citigroup Inc.	8.500%	5/22/19	13,415	17,081
	Citigroup Inc.	5.375%	8/9/20	14,014	15,790
	Citigroup Inc.	4.500%	1/14/22	14,300	15,094
	Citigroup Inc.	4.050%	7/30/22	4,300	4,317
	Citigroup Inc.	3.375%	3/1/23	6,600	6,379
	Citigroup Inc.	3.500%	5/15/23	5,425	5,111
	Citigroup Inc.	3.875%	10/25/23	7,425	7,368
	Citigroup Inc.	5.500%	9/13/25	13,425	14,278
	Citigroup Inc.	6.625%	1/15/28	2,700	3,171
	Citigroup Inc.	6.625%	6/15/32	1,925	2,211
	Citigroup Inc.	5.875%	2/22/33	5,180	5,484
	Citigroup Inc.	6.000%	10/31/33	2,900	3,125
	Citigroup Inc.	5.850%	12/11/34	530	602
	Citigroup Inc.	6.125%	8/25/36	7,610	8,325
	Citigroup Inc.	5.875%	5/29/37	3,482	3,972
	Citigroup Inc.	6.875%	3/5/38	4,919	6,323
	Citigroup Inc.	8.125%	7/15/39	10,575	15,157
	Citigroup Inc.	5.875%	1/30/42	2,825	3,238
	Citigroup Inc.	6.675%	9/13/43	5,000	5,806
	Citigroup Inc.	4.950%	11/7/43	10,000	10,178
	Comerica Bank	5.750%	11/21/16	3,775	4,234
	Comerica Bank	5.200%	8/22/17	2,800	3,109
	Comerica Inc.	4.800%	5/1/15	1,100	1,145
	Commonwealth Bank of Australia	1.950%	3/16/15	7,200	7,304
	Commonwealth Bank of Australia	1.250%	9/18/15	9,300	9,396
	Commonwealth Bank of Australia	1.900%	9/18/17	2,000	2,025
	Commonwealth Bank of Australia	2.500%	9/20/18	4,000	4,063
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	1,989
	Compass Bank	6.400%	10/1/17	2,000	2,206
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	8,730	8,940
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	14,150	15,000
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	18,700	18,652
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	12,265	13,289

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	8,025	8,301
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	6,250	6,217
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	13,525	13,898
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	8,715	9,409
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	5,425	5,911
Countrywide Financial Corp.	6.250%	5/15/16	1,467	1,614
Credit Suisse	6.000%	2/15/18	10,564	12,083
Credit Suisse	5.300%	8/13/19	8,700	9,874
Credit Suisse	5.400%	1/14/20	7,275	8,078
Credit Suisse	4.375%	8/5/20	4,150	4,483
Credit Suisse USA Inc.	5.125%	8/15/15	5,683	6,027
Credit Suisse USA Inc.	5.375%	3/2/16	680	739
Credit Suisse USA Inc.	7.125%	7/15/32	5,385	7,292
Deutsche Bank AG	3.250%	1/11/16	13,370	13,938
Deutsche Bank AG	1.400%	2/13/17	1,600	1,601
Deutsche Bank AG	6.000%	9/1/17	15,213	17,332
Deutsche Bank AG	2.500%	2/13/19	5,500	5,518
3 Deutsche Bank AG	4.296%	5/24/28	7,025	6,638
Discover Bank	2.000%	2/21/18	15,000	14,946
Discover Bank	7.000%	4/15/20	1,350	1,593
Discover Bank	4.200%	8/8/23	1,350	1,384
Discover Bank	4.250%	3/13/26	1,925	1,925
Discover Financial Services	6.450%	6/12/17	325	369
Discover Financial Services	5.200%	4/27/22	950	1,018
Discover Financial Services	3.850%	11/21/22	5,630	5,535
Fifth Third Bancorp	3.625%	1/25/16	3,775	3,963
Fifth Third Bancorp	4.500%	6/1/18	725	785
Fifth Third Bancorp	3.500%	3/15/22	6,025	6,028
Fifth Third Bancorp	4.300%	1/16/24	8,050	8,144
Fifth Third Bancorp	8.250%	3/1/38	3,946	5,536
Fifth Third Bank	1.150%	11/18/16	2,000	2,007
Fifth Third Bank	1.450%	2/28/18	5,000	4,920
First Horizon National Corp.	5.375%	12/15/15	7,825	8,332
First Niagara Financial Group Inc.	6.750%	3/19/20	1,350	1,545
First Niagara Financial Group Inc.	7.250%	12/15/21	1,215	1,391
FirstMerit Corp.	4.350%	2/4/23	4,950	5,054
Goldman Sachs Capital I	6.345%	2/15/34	10,375	10,706
Goldman Sachs Group Inc.	3.300%	5/3/15	1,475	1,515
Goldman Sachs Group Inc.	3.700%	8/1/15	3,210	3,332
Goldman Sachs Group Inc.	1.600%	11/23/15	5,950	6,015
Goldman Sachs Group Inc.	5.350%	1/15/16	14,375	15,477
Goldman Sachs Group Inc.	3.625%	2/7/16	22,140	23,182
Goldman Sachs Group Inc.	5.750%	10/1/16	3,330	3,697
Goldman Sachs Group Inc.	5.625%	1/15/17	7,170	7,912
Goldman Sachs Group Inc.	6.250%	9/1/17	12,380	14,131
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	7,049
Goldman Sachs Group Inc.	2.375%	1/22/18	17,892	18,014
Goldman Sachs Group Inc.	6.150%	4/1/18	28,975	33,118
Goldman Sachs Group Inc.	2.900%	7/19/18	32,825	33,482
Goldman Sachs Group Inc.	2.625%	1/31/19	14,500	14,459
Goldman Sachs Group Inc.	7.500%	2/15/19	14,730	17,816
Goldman Sachs Group Inc.	5.375%	3/15/20	24,740	27,639

Goldman Sachs Group Inc.	6.000%	6/15/20	18,290	21,030
Goldman Sachs Group Inc.	5.250%	7/27/21	17,950	19,897
Goldman Sachs Group Inc.	5.750%	1/24/22	29,850	33,851
Goldman Sachs Group Inc.	3.625%	1/22/23	9,700	9,550
Goldman Sachs Group Inc.	4.000%	3/3/24	10,000	9,941
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	5,196
Goldman Sachs Group Inc.	6.125%	2/15/33	7,990	9,287
Goldman Sachs Group Inc.	6.450%	5/1/36	15,750	17,336
Goldman Sachs Group Inc.	6.750%	10/1/37	29,855	34,157
Goldman Sachs Group Inc.	6.250%	2/1/41	7,205	8,532
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,640
HSBC Bank USA NA	5.875%	11/1/34	2,575	2,918
HSBC Bank USA NA	5.625%	8/15/35	3,950	4,345
HSBC Bank USA NA	7.000%	1/15/39	325	420
HSBC Holdings plc	5.100%	4/5/21	12,020	13,465
HSBC Holdings plc	4.875%	1/14/22	2,625	2,874
HSBC Holdings plc	4.000%	3/30/22	11,725	12,170
HSBC Holdings plc	4.250%	3/14/24	20,000	19,963
HSBC Holdings plc	7.625%	5/17/32	325	419
HSBC Holdings plc	7.350%	11/27/32	600	761
HSBC Holdings plc	6.500%	5/2/36	15,965	18,773
HSBC Holdings plc	6.500%	9/15/37	13,815	16,366
HSBC Holdings plc	6.800%	6/1/38	6,125	7,506
HSBC Holdings plc	6.100%	1/14/42	2,225	2,701
HSBC Holdings plc	5.250%	3/14/44	5,250	5,285
HSBC USA Inc.	1.625%	1/16/18	11,975	11,891
HSBC USA Inc.	2.625%	9/24/18	9,670	9,896
HSBC USA Inc.	5.000%	9/27/20	4,455	4,849
Huntington Bancshares Inc.	2.600%	8/2/18	1,100	1,109
Huntington Bancshares Inc.	7.000%	12/15/20	6,900	8,192
Huntington National Bank	1.350%	8/2/16	800	805
Intesa Sanpaolo SPA	3.125%	1/15/16	7,650	7,828
Intesa Sanpaolo SPA	2.375%	1/13/17	4,375	4,387
Intesa Sanpaolo SPA	3.875%	1/16/18	4,775	4,940
Intesa Sanpaolo SPA	3.875%	1/15/19	22,475	22,886
Intesa Sanpaolo SPA	5.250%	1/12/24	6,175	6,361
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,801
JPMorgan Chase & Co.	5.250%	5/1/15	7,525	7,880
JPMorgan Chase & Co.	3.400%	6/24/15	1,965	2,031
JPMorgan Chase & Co.	5.150%	10/1/15	4,695	4,990
JPMorgan Chase & Co.	1.100%	10/15/15	23,200	23,309
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,663
JPMorgan Chase & Co.	1.125%	2/26/16	24,425	24,550
JPMorgan Chase & Co.	3.450%	3/1/16	5,320	5,573
JPMorgan Chase & Co.	3.150%	7/5/16	19,504	20,418
JPMorgan Chase & Co.	1.350%	2/15/17	2,650	2,648
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,785
JPMorgan Chase & Co.	2.000%	8/15/17	11,050	11,178
JPMorgan Chase & Co.	6.000%	1/15/18	14,967	17,163
JPMorgan Chase & Co.	1.800%	1/25/18	3,800	3,793
JPMorgan Chase & Co.	1.625%	5/15/18	13,325	13,094
JPMorgan Chase & Co.	2.350%	1/28/19	11,125	11,137
JPMorgan Chase & Co.	6.300%	4/23/19	16,210	19,028
JPMorgan Chase & Co.	4.950%	3/25/20	1,300	1,446
JPMorgan Chase & Co.	4.400%	7/22/20	10,795	11,633
JPMorgan Chase & Co.	4.250%	10/15/20	11,350	12,154
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,245

JPMorgan Chase & Co.	4.350%	8/15/21	33,290	35,755
JPMorgan Chase & Co.	4.500%	1/24/22	13,325	14,367
JPMorgan Chase & Co.	3.250%	9/23/22	17,450	17,192
JPMorgan Chase & Co.	3.200%	1/25/23	11,875	11,508
JPMorgan Chase & Co.	3.375%	5/1/23	9,300	8,805
JPMorgan Chase & Co.	3.875%	2/1/24	18,025	18,145
JPMorgan Chase & Co.	6.400%	5/15/38	14,865	18,422
JPMorgan Chase & Co.	5.500%	10/15/40	5,825	6,493
JPMorgan Chase & Co.	5.600%	7/15/41	6,300	7,139
JPMorgan Chase & Co.	5.400%	1/6/42	3,375	3,719
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,259
JPMorgan Chase & Co.	4.850%	2/1/44	7,725	7,902
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,759
JPMorgan Chase Bank NA	6.000%	10/1/17	9,579	10,913
KeyBank NA	5.800%	7/1/14	850	861
KeyBank NA	5.450%	3/3/16	2,500	2,715
KeyBank NA	1.650%	2/1/18	11,150	11,073
KeyCorp	3.750%	8/13/15	725	755
KeyCorp	2.300%	12/13/18	3,275	3,271
KeyCorp	5.100%	3/24/21	6,490	7,263
Lloyds Bank plc	4.875%	1/21/16	5,370	5,766
Lloyds Bank plc	4.200%	3/28/17	5,050	5,458
Lloyds Bank plc	2.300%	11/27/18	13,850	13,864
Lloyds Bank plc	6.375%	1/21/21	5,500	6,625
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,869
Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,000	5,995
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	102
MBNA Corp.	5.000%	6/15/15	1,425	1,496
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,980	8,725
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	10,019
Merrill Lynch & Co. Inc.	6.400%	8/28/17	16,784	19,271
Merrill Lynch & Co. Inc.	6.875%	4/25/18	21,670	25,532
Merrill Lynch & Co. Inc.	6.500%	7/15/18	10,060	11,730
Merrill Lynch & Co. Inc.	6.110%	1/29/37	7,915	8,852
Merrill Lynch & Co. Inc.	7.750%	5/14/38	11,205	14,757
Morgan Stanley	6.000%	4/28/15	14,391	15,195
Morgan Stanley	5.375%	10/15/15	17,660	18,863
Morgan Stanley	3.450%	11/2/15	17,100	17,777
Morgan Stanley	1.750%	2/25/16	2,800	2,839
Morgan Stanley	3.800%	4/29/16	10,290	10,853
Morgan Stanley	5.750%	10/18/16	4,700	5,223
Morgan Stanley	5.450%	1/9/17	3,815	4,214
Morgan Stanley	4.750%	3/22/17	9,990	10,904
Morgan Stanley	5.550%	4/27/17	12,000	13,385
Morgan Stanley	5.950%	12/28/17	12,065	13,747
Morgan Stanley	6.625%	4/1/18	12,465	14,544
Morgan Stanley	2.125%	4/25/18	27,475	27,431
Morgan Stanley	2.500%	1/24/19	16,075	15,998
Morgan Stanley	7.300%	5/13/19	13,185	15,980
Morgan Stanley	5.625%	9/23/19	11,555	13,140
Morgan Stanley	5.500%	1/26/20	7,750	8,743
Morgan Stanley	5.500%	7/24/20	2,150	2,426
Morgan Stanley	5.750%	1/25/21	12,940	14,806
Morgan Stanley	5.500%	7/28/21	3,175	3,581
Morgan Stanley	4.875%	11/1/22	12,625	13,286
Morgan Stanley	3.750%	2/25/23	10,400	10,351
Morgan Stanley	4.100%	5/22/23	11,975	11,837

Morgan Stanley	5.000%	11/24/25	8,250	8,482
Morgan Stanley	6.250%	8/9/26	9,600	11,406
Morgan Stanley	7.250%	4/1/32	6,895	9,008
Morgan Stanley	6.375%	7/24/42	15,075	18,363
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,815
National Australia Bank Ltd.	1.600%	8/7/15	6,275	6,356
National Australia Bank Ltd.	0.900%	1/20/16	7,500	7,548
National Australia Bank Ltd.	2.750%	3/9/17	6,515	6,793
National Australia Bank Ltd.	2.300%	7/25/18	3,225	3,251
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,042
National Bank of Canada	1.500%	6/26/15	2,400	2,430
National Bank of Canada	1.450%	11/7/17	2,200	2,173
National City Bank	5.800%	6/7/17	2,055	2,318
National City Corp.	6.875%	5/15/19	4,965	5,898
Northern Trust Co.	6.500%	8/15/18	425	499
Northern Trust Corp.	2.375%	8/2/22	10,550	9,983
Northern Trust Corp.	3.950%	10/30/25	9,350	9,425
People's United Financial Inc.	3.650%	12/6/22	2,945	2,886
PNC Bank NA	0.800%	1/28/16	6,500	6,522
PNC Bank NA	1.150%	11/1/16	1,250	1,255
PNC Bank NA	4.875%	9/21/17	3,575	3,950
PNC Bank NA	6.000%	12/7/17	1,950	2,238
PNC Bank NA	2.200%	1/28/19	6,475	6,447
PNC Bank NA	2.700%	11/1/22	6,251	5,842
PNC Bank NA	2.950%	1/30/23	4,500	4,280
PNC Bank NA	4.200%	11/1/25	7,000	7,179
PNC Financial Services Group Inc.	2.854%	11/9/22	2,875	2,744
PNC Funding Corp.	3.625%	2/8/15	235	242
PNC Funding Corp.	4.250%	9/21/15	650	683
PNC Funding Corp.	5.250%	11/15/15	7,550	8,071
PNC Funding Corp.	2.700%	9/19/16	1,945	2,025
PNC Funding Corp.	5.625%	2/1/17	325	360
PNC Funding Corp.	6.700%	6/10/19	6,475	7,808
PNC Funding Corp.	5.125%	2/8/20	5,700	6,431
PNC Funding Corp.	4.375%	8/11/20	6,975	7,557
PNC Funding Corp.	3.300%	3/8/22	4,000	4,027
Regions Financial Corp.	2.000%	5/15/18	7,000	6,867
Royal Bank of Canada	1.150%	3/13/15	2,475	2,497
Royal Bank of Canada	0.800%	10/30/15	4,050	4,068
Royal Bank of Canada	2.625%	12/15/15	9,125	9,445
Royal Bank of Canada	2.875%	4/19/16	2,425	2,532
Royal Bank of Canada	2.300%	7/20/16	19,255	19,906
Royal Bank of Canada	1.200%	1/23/17	12,900	12,909
Royal Bank of Canada	2.200%	7/27/18	12,375	12,489
Royal Bank of Scotland Group plc	2.550%	9/18/15	6,950	7,102
Royal Bank of Scotland Group plc	1.875%	3/31/17	3,400	3,400
Royal Bank of Scotland Group plc	6.400%	10/21/19	10,630	12,256
Royal Bank of Scotland NV	4.650%	6/4/18	1,700	1,750
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,075	1,091
Royal Bank of Scotland plc	3.950%	9/21/15	545	568
Royal Bank of Scotland plc	4.375%	3/16/16	12,030	12,782
Royal Bank of Scotland plc	5.625%	8/24/20	7,355	8,317
Royal Bank of Scotland plc	6.125%	1/11/21	2,630	3,065
Santander Bank NA	8.750%	5/30/18	675	807
Santander Holdings USA Inc.	3.000%	9/24/15	300	307
Santander Holdings USA Inc.	4.625%	4/19/16	4,025	4,304
Santander Holdings USA Inc.	3.450%	8/27/18	5,325	5,481

Societe Generale SA	2.625%	10/1/18	17,500	17,588
State Street Bank & Trust Co.	5.300%	1/15/16	2,725	2,939
State Street Bank & Trust Co.	5.250%	10/15/18	2,879	3,233
State Street Corp.	2.875%	3/7/16	6,235	6,493
State Street Corp.	5.375%	4/30/17	185	208
State Street Corp.	4.956%	3/15/18	868	946
State Street Corp.	4.375%	3/7/21	1,385	1,531
State Street Corp.	3.100%	5/15/23	11,175	10,641
State Street Corp.	3.700%	11/20/23	7,200	7,268
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,700	3,733
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	200	200
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	400	403
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	1,175	1,176
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,925	6,975
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	2,750	2,706
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	7,025	7,151
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	4,525	4,563
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,675	2,632
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	530
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,350	2,420
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,263
SunTrust Bank	5.000%	9/1/15	916	968
SunTrust Bank	7.250%	3/15/18	1,200	1,408
SunTrust Bank	2.750%	5/1/23	2,150	2,014
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,368
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,289
SunTrust Banks Inc.	6.000%	9/11/17	2,550	2,902
SunTrust Banks Inc.	2.350%	11/1/18	2,075	2,079
Svenska Handelsbanken AB	2.875%	4/4/17	10,975	11,442
Svenska Handelsbanken AB	1.625%	3/21/18	10,975	10,841
Svenska Handelsbanken AB	2.500%	1/25/19	6,750	6,802
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,593
Toronto-Dominion Bank	2.375%	10/19/16	9,078	9,425
Toronto-Dominion Bank	1.400%	4/30/18	5,125	5,032
Toronto-Dominion Bank	2.625%	9/10/18	10,000	10,267
UBS AG	7.000%	10/15/15	1,000	1,091
UBS AG	5.875%	7/15/16	3,670	4,054
UBS AG	7.375%	6/15/17	3,350	3,855
UBS AG	5.875%	12/20/17	9,485	10,870
UBS AG	5.750%	4/25/18	9,140	10,445
UBS AG	4.875%	8/4/20	15,550	17,224
UBS AG	7.750%	9/1/26	1,325	1,691
Union Bank NA	5.950%	5/11/16	1,375	1,514
Union Bank NA	1.500%	9/26/16	2,275	2,308
Union Bank NA	2.125%	6/16/17	1,800	1,837
Union Bank NA	2.625%	9/26/18	13,800	14,069
UnionBanCal Corp.	3.500%	6/18/22	4,150	4,196
US Bancorp	2.450%	7/27/15	480	492
US Bancorp	3.442%	2/1/16	4,395	4,590
US Bancorp	2.200%	11/15/16	9,450	9,769
US Bancorp	1.650%	5/15/17	6,650	6,736
US Bancorp	1.950%	11/15/18	4,475	4,460
US Bancorp	4.125%	5/24/21	4,615	4,943
US Bancorp	3.000%	3/15/22	4,225	4,189
US Bancorp	2.950%	7/15/22	6,275	6,032
US Bancorp	3.700%	1/30/24	11,450	11,598
US Bank NA	4.800%	4/15/15	850	887

US Bank NA	1.100%	1/30/17	3,850	3,858
Vesey Street Investment Trust I	4.404%	9/1/16	625	671
Wachovia Bank NA	5.000%	8/15/15	577	612
Wachovia Bank NA	6.000%	11/15/17	2,975	3,426
Wachovia Bank NA	5.850%	2/1/37	12,025	14,469
Wachovia Bank NA	6.600%	1/15/38	8,195	10,857
Wachovia Corp.	5.625%	10/15/16	11,800	13,127
Wachovia Corp.	5.750%	6/15/17	11,950	13,582
Wachovia Corp.	5.750%	2/1/18	12,165	13,941
Wachovia Corp.	6.605%	10/1/25	100	118
Wachovia Corp.	5.500%	8/1/35	1,775	1,933
Wachovia Corp.	6.550%	10/15/35	250	301
Wells Fargo & Co.	3.625%	4/15/15	11,375	11,748
Wells Fargo & Co.	1.500%	7/1/15	3,350	3,393
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,675
Wells Fargo & Co.	1.250%	7/20/16	3,900	3,936
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,161
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,645
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,712
Wells Fargo & Co.	5.625%	12/11/17	20,451	23,322
Wells Fargo & Co.	1.500%	1/16/18	8,800	8,708
Wells Fargo & Co.	2.150%	1/15/19	9,250	9,247
Wells Fargo & Co.	4.600%	4/1/21	15,890	17,512
Wells Fargo & Co.	3.500%	3/8/22	10,450	10,666
Wells Fargo & Co.	3.450%	2/13/23	7,575	7,353
Wells Fargo & Co.	4.125%	8/15/23	18,350	18,566
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,390
Wells Fargo & Co.	5.375%	2/7/35	4,475	5,062
Wells Fargo & Co.	5.375%	11/2/43	12,379	13,060
Wells Fargo & Co.	5.606%	1/15/44	7,500	8,154
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,963
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,263
3 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,600
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,256
Westpac Banking Corp.	1.125%	9/25/15	12,275	12,381
Westpac Banking Corp.	3.000%	12/9/15	1,735	1,805
Westpac Banking Corp.	0.950%	1/12/16	2,550	2,563
Westpac Banking Corp.	2.000%	8/14/17	4,750	4,832
Westpac Banking Corp.	1.600%	1/12/18	4,250	4,218
Westpac Banking Corp.	2.250%	7/30/18	8,400	8,450
Westpac Banking Corp.	2.250%	1/17/19	15,200	15,161
Westpac Banking Corp.	4.875%	11/19/19	10,420	11,592
Zions Bancorporation	4.500%	6/13/23	2,700	2,699

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,000	2,012
Ameriprise Financial Inc.	5.650%	11/15/15	2,500	2,689
Ameriprise Financial Inc.	5.300%	3/15/20	2,575	2,925
Ameriprise Financial Inc.	4.000%	10/15/23	2,400	2,469
3 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,973
BlackRock Inc.	1.375%	6/1/15	875	884
BlackRock Inc.	6.250%	9/15/17	1,150	1,329
BlackRock Inc.	5.000%	12/10/19	3,840	4,338
BlackRock Inc.	4.250%	5/24/21	7,525	8,154
BlackRock Inc.	3.375%	6/1/22	7,250	7,339
Charles Schwab Corp.	0.850%	12/4/15	600	602
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,094

Charles Schwab Corp.	3.225%	9/1/22	5,814	5,739
Eaton Vance Corp.	3.625%	6/15/23	1,925	1,913
6 FMR LLC	7.490%	6/15/19	200	240
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,493
Franklin Resources Inc.	1.375%	9/15/17	1,400	1,389
Franklin Resources Inc.	4.625%	5/20/20	700	773
Franklin Resources Inc.	2.800%	9/15/22	4,875	4,678
Invesco Finance plc	3.125%	11/30/22	6,575	6,353
Invesco Finance plc	4.000%	1/30/24	8,050	8,231
Invesco Finance plc	5.375%	11/30/43	6,450	6,909
Jefferies Group LLC	3.875%	11/9/15	1,475	1,536
Jefferies Group LLC	5.125%	4/13/18	3,975	4,320
Jefferies Group LLC	8.500%	7/15/19	3,000	3,676
Jefferies Group LLC	6.875%	4/15/21	7,020	8,120
Jefferies Group LLC	5.125%	1/20/23	2,425	2,548
Jefferies Group LLC	6.450%	6/8/27	1,175	1,253
Jefferies Group LLC	6.250%	1/15/36	1,855	1,876
Jefferies Group LLC	6.500%	1/20/43	1,675	1,752
Lazard Group LLC	6.850%	6/15/17	2,675	3,042
Lazard Group LLC	4.250%	11/14/20	1,675	1,735
Legg Mason Inc.	5.500%	5/21/19	1,825	2,019
Legg Mason Inc.	5.625%	1/15/44	3,175	3,258
Leucadia National Corp.	5.500%	10/18/23	8,225	8,551
Leucadia National Corp.	6.625%	10/23/43	625	647
Nomura Holdings Inc.	4.125%	1/19/16	275	289
Nomura Holdings Inc.	2.000%	9/13/16	8,500	8,572
Nomura Holdings Inc.	2.750%	3/19/19	17,800	17,672
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,718
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,060
Raymond James Financial Inc.	8.600%	8/15/19	5,000	6,277
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,051
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,065

Finance Companies (0.6%)
Air Lease Corp.	5.625%	4/1/17	9,000	9,945
Air Lease Corp.	3.375%	1/15/19	5,000	5,075
Air Lease Corp.	4.750%	3/1/20	4,000	4,240
Air Lease Corp.	3.875%	4/1/21	11,500	11,486
Ares Capital Corp.	4.875%	11/30/18	5,150	5,325
Block Financial LLC	5.500%	11/1/22	1,500	1,598
GATX Corp.	2.375%	7/30/18	3,000	2,991
GATX Corp.	4.750%	6/15/22	2,050	2,180
GATX Corp.	5.200%	3/15/44	400	411
3 GE Capital Trust I	6.375%	11/15/67	1,069	1,175
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,186
General Electric Capital Corp.	1.625%	7/2/15	16,825	17,060
General Electric Capital Corp.	4.375%	9/21/15	5,300	5,586
General Electric Capital Corp.	2.250%	11/9/15	14,920	15,328
General Electric Capital Corp.	1.000%	12/11/15	1,125	1,134
General Electric Capital Corp.	1.000%	1/8/16	5,250	5,289
General Electric Capital Corp.	2.950%	5/9/16	4,225	4,410
General Electric Capital Corp.	1.500%	7/12/16	6,575	6,675
General Electric Capital Corp.	3.350%	10/17/16	9,325	9,877
General Electric Capital Corp.	5.400%	2/15/17	5,850	6,545
General Electric Capital Corp.	2.300%	4/27/17	12,700	13,083
General Electric Capital Corp.	5.625%	9/15/17	6,065	6,880
General Electric Capital Corp.	1.600%	11/20/17	2,650	2,664

General Electric Capital Corp.	1.625%	4/2/18	7,125	7,089
General Electric Capital Corp.	5.625%	5/1/18	30,000	34,293
General Electric Capital Corp.	6.000%	8/7/19	5,675	6,670
General Electric Capital Corp.	2.100%	12/11/19	900	893
General Electric Capital Corp.	5.500%	1/8/20	23,550	27,106
General Electric Capital Corp.	5.550%	5/4/20	18,710	21,563
General Electric Capital Corp.	4.375%	9/16/20	5,000	5,444
General Electric Capital Corp.	4.625%	1/7/21	1,425	1,565
General Electric Capital Corp.	5.300%	2/11/21	13,330	14,977
General Electric Capital Corp.	4.650%	10/17/21	20,965	23,042
General Electric Capital Corp.	3.150%	9/7/22	9,000	8,860
General Electric Capital Corp.	3.100%	1/9/23	8,015	7,826
General Electric Capital Corp.	6.750%	3/15/32	23,585	30,290
General Electric Capital Corp.	6.150%	8/7/37	11,072	13,447
General Electric Capital Corp.	5.875%	1/14/38	30,490	35,994
General Electric Capital Corp.	6.875%	1/10/39	32,210	42,305
3 General Electric Capital Corp.	6.375%	11/15/67	11,566	12,723
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	2,028
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,690
HSBC Finance Corp.	5.000%	6/30/15	11,445	12,028
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,662
HSBC Finance Corp.	6.676%	1/15/21	15,159	17,701
6 International Lease Finance Corp.	6.750%	9/1/16	7,000	7,831
6 International Lease Finance Corp.	7.125%	9/1/18	4,965	5,784
Prospect Capital Corp.	5.875%	3/15/23	750	755

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,454
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,822
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,848
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,570
ACE INA Holdings Inc.	5.800%	3/15/18	675	768
ACE INA Holdings Inc.	5.900%	6/15/19	785	921
ACE INA Holdings Inc.	2.700%	3/13/23	2,100	1,989
ACE INA Holdings Inc.	6.700%	5/15/36	400	522
ACE INA Holdings Inc.	4.150%	3/13/43	475	451
AEGON Funding Co. LLC	5.750%	12/15/20	5,641	6,456
Aetna Inc.	1.500%	11/15/17	1,000	998
Aetna Inc.	6.500%	9/15/18	1,500	1,773
Aetna Inc.	3.950%	9/1/20	5,500	5,823
Aetna Inc.	4.125%	6/1/21	2,230	2,383
Aetna Inc.	2.750%	11/15/22	9,260	8,706
Aetna Inc.	6.625%	6/15/36	3,100	3,894
Aetna Inc.	6.750%	12/15/37	1,425	1,829
Aetna Inc.	4.125%	11/15/42	1,675	1,560
Aflac Inc.	2.650%	2/15/17	2,565	2,669
Aflac Inc.	8.500%	5/15/19	4,984	6,424
Aflac Inc.	3.625%	6/15/23	2,300	2,313
Aflac Inc.	6.900%	12/17/39	1,900	2,467
Aflac Inc.	6.450%	8/15/40	1,050	1,296
AIG Life Holdings Inc.	8.500%	7/1/30	3,825	4,973
Alleghany Corp.	5.625%	9/15/20	1,000	1,122
Alleghany Corp.	4.950%	6/27/22	3,200	3,446
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,825
Allstate Corp.	3.150%	6/15/23	2,200	2,161
Allstate Corp.	5.350%	6/1/33	225	252
Allstate Corp.	5.550%	5/9/35	745	861

Allstate Corp.	5.950%	4/1/36	525	638
Allstate Corp.	4.500%	6/15/43	1,575	1,584
3 Allstate Corp.	5.750%	8/15/53	2,000	2,095
3 Allstate Corp.	6.125%	5/15/67	7,734	8,121
3 Allstate Corp.	6.500%	5/15/67	3,850	4,076
Alterra Finance LLC	6.250%	9/30/20	815	935
American Financial Group Inc.	9.875%	6/15/19	775	996
American International Group Inc.	2.375%	8/24/15	525	536
American International Group Inc.	5.050%	10/1/15	4,775	5,076
American International Group Inc.	4.875%	9/15/16	3,200	3,491
American International Group Inc.	5.600%	10/18/16	4,825	5,348
American International Group Inc.	3.800%	3/22/17	7,775	8,313
American International Group Inc.	5.450%	5/18/17	2,815	3,141
American International Group Inc.	5.850%	1/16/18	10,525	12,046
American International Group Inc.	8.250%	8/15/18	12,880	16,079
American International Group Inc.	3.375%	8/15/20	1,625	1,658
American International Group Inc.	6.400%	12/15/20	11,675	13,945
American International Group Inc.	4.875%	6/1/22	10,300	11,272
American International Group Inc.	4.125%	2/15/24	5,475	5,605
American International Group Inc.	6.250%	5/1/36	15,420	19,081
American International Group Inc.	6.820%	11/15/37	1,107	1,444
3 American International Group Inc.	8.175%	5/15/68	10,315	13,538
3 American International Group Inc.	6.250%	3/15/87	5,348	5,669
Aon Corp.	3.500%	9/30/15	2,025	2,106
Aon Corp.	5.000%	9/30/20	6,370	7,082
Aon Corp.	8.205%	1/1/27	475	575
Aon Corp.	6.250%	9/30/40	2,125	2,600
Aon plc	4.000%	11/27/23	2,675	2,717
Aon plc	4.450%	5/24/43	1,350	1,285
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,542
Arch Capital Group US Inc.	5.144%	11/1/43	6,050	6,391
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,823
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	8,900	9,057
Assurant Inc.	4.000%	3/15/23	1,000	983
Assurant Inc.	6.750%	2/15/34	3,825	4,350
AXA SA	8.600%	12/15/30	7,170	9,178
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	6,028
AXIS Specialty Finance plc	2.650%	4/1/19	1,075	1,073
AXIS Specialty Finance plc	5.150%	4/1/45	1,200	1,208
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,117
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	3,400	3,441
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	13,645	15,587
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	9,750	9,833
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	550	557
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,020	6,570
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,325	3,308
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	169
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,100	2,042
Berkshire Hathaway Inc.	0.800%	2/11/16	2,025	2,037
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,065
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,122
Berkshire Hathaway Inc.	1.550%	2/9/18	225	224
Berkshire Hathaway Inc.	3.000%	2/11/23	1,575	1,545
Berkshire Hathaway Inc.	4.500%	2/11/43	8,675	8,569
Chubb Corp.	5.750%	5/15/18	940	1,078
Chubb Corp.	6.000%	5/11/37	2,375	2,908
3 Chubb Corp.	6.375%	3/29/67	4,690	5,200

Cigna Corp.	2.750%	11/15/16	8,005	8,346
Cigna Corp.	5.125%	6/15/20	875	972
Cigna Corp.	4.375%	12/15/20	200	213
Cigna Corp.	4.500%	3/15/21	1,090	1,177
Cigna Corp.	4.000%	2/15/22	1,385	1,434
Cigna Corp.	7.875%	5/15/27	425	545
Cigna Corp.	6.150%	11/15/36	9,259	11,078
Cigna Corp.	5.875%	3/15/41	1,865	2,196
Cigna Corp.	5.375%	2/15/42	3,575	3,903
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,177
CNA Financial Corp.	6.500%	8/15/16	1,750	1,968
CNA Financial Corp.	7.350%	11/15/19	1,840	2,255
CNA Financial Corp.	5.875%	8/15/20	1,805	2,076
CNA Financial Corp.	5.750%	8/15/21	1,515	1,745
CNA Financial Corp.	3.950%	5/15/24	2,975	2,989
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,031
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,266
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,279	1,480
First American Financial Corp.	4.300%	2/1/23	1,025	998
Genworth Holdings Inc.	8.625%	12/15/16	4,125	4,886
Genworth Holdings Inc.	6.515%	5/22/18	350	404
Genworth Holdings Inc.	7.700%	6/15/20	535	653
Genworth Holdings Inc.	7.625%	9/24/21	11,982	14,788
Genworth Holdings Inc.	4.800%	2/15/24	8,125	8,447
Genworth Holdings Inc.	6.500%	6/15/34	1,125	1,298
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,080
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	994
Hartford Financial Services Group Inc.	4.000%	10/15/17	5,225	5,624
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,134	2,485
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,072
Hartford Financial Services Group Inc.	5.500%	3/30/20	5,000	5,667
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	920
Hartford Financial Services Group Inc.	5.950%	10/15/36	125	146
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,650	1,982
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,273
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,845
Humana Inc.	7.200%	6/15/18	2,375	2,831
Humana Inc.	6.300%	8/1/18	150	174
Humana Inc.	3.150%	12/1/22	3,825	3,639
Humana Inc.	8.150%	6/15/38	2,025	2,840
Humana Inc.	4.625%	12/1/42	2,175	2,085
Infinity Property & Casualty Corp.	5.000%	9/19/22	950	976
Lincoln National Corp.	4.300%	6/15/15	1,619	1,685
Lincoln National Corp.	8.750%	7/1/19	900	1,162
Lincoln National Corp.	6.250%	2/15/20	4,745	5,581
Lincoln National Corp.	4.850%	6/24/21	1,132	1,239
Lincoln National Corp.	4.200%	3/15/22	100	105
Lincoln National Corp.	4.000%	9/1/23	325	330
Lincoln National Corp.	6.150%	4/7/36	3,450	4,097
Lincoln National Corp.	7.000%	6/15/40	1,385	1,843
3 Lincoln National Corp.	7.000%	5/17/66	9,635	9,852
3 Lincoln National Corp.	6.050%	4/20/67	2,108	2,092
Loews Corp.	2.625%	5/15/23	3,800	3,486
Loews Corp.	6.000%	2/1/35	200	231
Loews Corp.	4.125%	5/15/43	4,675	4,212
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,178
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,303

Markel Corp.	7.125%	9/30/19	825	991
Markel Corp.	4.900%	7/1/22	4,865	5,222
Markel Corp.	3.625%	3/30/23	2,175	2,122
Markel Corp.	5.000%	3/30/43	575	574
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,753
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,477
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,975	4,533
6 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	869
MetLife Inc.	5.000%	6/15/15	2,245	2,366
MetLife Inc.	6.750%	6/1/16	895	1,006
MetLife Inc.	1.756%	12/15/17	7,625	7,691
MetLife Inc.	6.817%	8/15/18	895	1,070
MetLife Inc.	7.717%	2/15/19	1,570	1,956
MetLife Inc.	4.750%	2/8/21	8,895	9,909
MetLife Inc.	3.048%	12/15/22	2,425	2,348
MetLife Inc.	6.500%	12/15/32	250	314
MetLife Inc.	6.375%	6/15/34	1,770	2,216
MetLife Inc.	5.700%	6/15/35	3,400	3,955
MetLife Inc.	5.875%	2/6/41	6,870	8,169
MetLife Inc.	4.125%	8/13/42	7,350	6,893
MetLife Inc.	4.875%	11/13/43	2,300	2,399
3 MetLife Inc.	6.400%	12/15/66	5,235	5,536
6 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,270
Montpelier Re Holdings Ltd.	4.700%	10/15/22	275	279
Munich Re America Corp.	7.450%	12/15/26	1,200	1,530
3 Nationwide Financial Services Inc.	6.750%	5/15/67	400	400
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,000	998
6 Pacific LifeCorp	5.125%	1/30/43	200	198
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	9,480
Primerica Inc.	4.750%	7/15/22	475	499
Principal Financial Group Inc.	8.875%	5/15/19	10,090	12,911
Principal Financial Group Inc.	6.050%	10/15/36	1,825	2,163
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,252
ProAssurance Corp.	5.300%	11/15/23	875	928
Progressive Corp.	3.750%	8/23/21	5,855	6,143
Progressive Corp.	6.625%	3/1/29	725	931
3 Progressive Corp.	6.700%	6/15/67	3,100	3,418
Protective Life Corp.	7.375%	10/15/19	950	1,159
Protective Life Corp.	8.450%	10/15/39	6,144	8,448
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,086
Prudential Financial Inc.	5.500%	3/15/16	1,575	1,711
Prudential Financial Inc.	3.000%	5/12/16	3,150	3,286
Prudential Financial Inc.	6.000%	12/1/17	5,000	5,757
Prudential Financial Inc.	2.300%	8/15/18	3,400	3,424
Prudential Financial Inc.	7.375%	6/15/19	795	979
Prudential Financial Inc.	5.375%	6/21/20	3,045	3,473
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,404
Prudential Financial Inc.	4.500%	11/16/21	1,000	1,084
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,441
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,992
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,656
Prudential Financial Inc.	5.700%	12/14/36	6,370	7,180
Prudential Financial Inc.	6.625%	12/1/37	2,100	2,640
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,952
3 Prudential Financial Inc.	5.875%	9/15/42	4,850	5,074
3 Prudential Financial Inc.	5.625%	6/15/43	11,000	11,316
Prudential Financial Inc.	5.100%	8/15/43	1,525	1,610

3 Prudential Financial Inc.	5.200%	3/15/44	2,375	2,360
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,652
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,165
3 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,703
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,425	2,977
Torchmark Corp.	6.375%	6/15/16	1,225	1,362
Torchmark Corp.	9.250%	6/15/19	895	1,146
Transatlantic Holdings Inc.	8.000%	11/30/39	6,325	8,329
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,127
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,227
Travelers Cos. Inc.	5.750%	12/15/17	4,475	5,144
Travelers Cos. Inc.	5.800%	5/15/18	1,215	1,391
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,298
Travelers Cos. Inc.	6.750%	6/20/36	1,525	2,020
Travelers Cos. Inc.	6.250%	6/15/37	3,035	3,802
Travelers Cos. Inc.	5.350%	11/1/40	4,245	4,790
Travelers Cos. Inc.	4.600%	8/1/43	2,025	2,079
Trinity Acquisition plc	4.625%	8/15/23	750	767
Trinity Acquisition plc	6.125%	8/15/43	2,325	2,459
UnitedHealth Group Inc.	4.875%	3/15/15	875	912
UnitedHealth Group Inc.	0.850%	10/15/15	3,275	3,295
UnitedHealth Group Inc.	1.875%	11/15/16	325	333
UnitedHealth Group Inc.	6.000%	6/15/17	3,825	4,371
UnitedHealth Group Inc.	1.400%	10/15/17	2,450	2,453
UnitedHealth Group Inc.	6.000%	2/15/18	8,035	9,281
UnitedHealth Group Inc.	1.625%	3/15/19	7,000	6,813
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,308
UnitedHealth Group Inc.	4.700%	2/15/21	1,135	1,254
UnitedHealth Group Inc.	3.375%	11/15/21	145	147
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,218
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,395
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,273
UnitedHealth Group Inc.	6.500%	6/15/37	625	786
UnitedHealth Group Inc.	6.625%	11/15/37	550	708
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,040
UnitedHealth Group Inc.	5.950%	2/15/41	250	300
UnitedHealth Group Inc.	4.625%	11/15/41	8,475	8,526
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	973
UnitedHealth Group Inc.	3.950%	10/15/42	2,200	1,995
UnitedHealth Group Inc.	4.250%	3/15/43	7,225	6,905
Unum Group	5.625%	9/15/20	825	930
Unum Group	4.000%	3/15/24	1,300	1,303
Unum Group	5.750%	8/15/42	1,925	2,141
Validus Holdings Ltd.	8.875%	1/26/40	2,950	4,217
Voya Financial Inc.	2.900%	2/15/18	3,905	3,993
Voya Financial Inc.	5.500%	7/15/22	525	587
Voya Financial Inc.	5.700%	7/15/43	925	1,038
WellPoint Inc.	5.000%	12/15/14	4,650	4,800
WellPoint Inc.	1.250%	9/10/15	2,825	2,849
WellPoint Inc.	5.250%	1/15/16	1,860	2,002
WellPoint Inc.	2.375%	2/15/17	1,700	1,740
WellPoint Inc.	5.875%	6/15/17	3,725	4,211
WellPoint Inc.	1.875%	1/15/18	2,975	2,961
WellPoint Inc.	7.000%	2/15/19	630	751
WellPoint Inc.	3.700%	8/15/21	205	209
WellPoint Inc.	3.125%	5/15/22	9,620	9,286
WellPoint Inc.	3.300%	1/15/23	4,200	4,056

WellPoint Inc.	5.950%	12/15/34	5,050	5,809
WellPoint Inc.	5.850%	1/15/36	2,400	2,732
WellPoint Inc.	6.375%	6/15/37	3,620	4,363
WellPoint Inc.	4.625%	5/15/42	2,000	1,935
WellPoint Inc.	4.650%	1/15/43	4,375	4,262
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,966
Willis Group Holdings plc	5.750%	3/15/21	1,885	2,087
Willis North America Inc.	6.200%	3/28/17	1,125	1,227
WR Berkley Corp.	5.375%	9/15/20	375	412
WR Berkley Corp.	4.625%	3/15/22	7,300	7,647
XL Group plc	6.375%	11/15/24	175	207
XL Group plc	6.250%	5/15/27	2,192	2,540
XLIT Ltd.	5.750%	10/1/21	4,030	4,637
XLIT Ltd.	5.250%	12/15/43	2,550	2,712

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	5,000	4,936
CME Group Inc.	5.300%	9/15/43	5,125	5,722
IntercontinentalExchange Group Inc.	2.500%	10/15/18	1,100	1,114
IntercontinentalExchange Group Inc.	4.000%	10/15/23	11,975	12,435
Jones Lang LaSalle Inc.	4.400%	11/15/22	150	148
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	4,184
ORIX Corp.	4.710%	4/27/15	1,500	1,565
ORIX Corp.	5.000%	1/12/16	2,340	2,495
ORIX Corp.	3.750%	3/9/17	2,700	2,841
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,960

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,658
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	375	361
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	6,125	6,109
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	10,775	10,704
6 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	3,800	3,808
Arden Realty LP	5.250%	3/1/15	250	258
AvalonBay Communities Inc.	5.750%	9/15/16	275	306
AvalonBay Communities Inc.	2.950%	9/15/22	325	308
AvalonBay Communities Inc.	2.850%	3/15/23	2,320	2,172
AvalonBay Communities Inc.	4.200%	12/15/23	1,655	1,702
BioMed Realty LP	3.850%	4/15/16	2,500	2,628
BioMed Realty LP	4.250%	7/15/22	3,050	3,020
Boston Properties LP	5.625%	4/15/15	1,375	1,444
Boston Properties LP	3.700%	11/15/18	2,035	2,153
Boston Properties LP	5.625%	11/15/20	4,925	5,605
Boston Properties LP	4.125%	5/15/21	1,410	1,481
Boston Properties LP	3.850%	2/1/23	8,700	8,743
Boston Properties LP	3.800%	2/1/24	5,300	5,234
Brandywine Operating Partnership LP	5.700%	5/1/17	275	302
Brandywine Operating Partnership LP	4.950%	4/15/18	4,225	4,556
Brandywine Operating Partnership LP	3.950%	2/15/23	1,300	1,270
BRE Properties Inc.	5.500%	3/15/17	975	1,071
BRE Properties Inc.	3.375%	1/15/23	1,125	1,060
Camden Property Trust	2.950%	12/15/22	3,950	3,711
CBL & Associates LP	5.250%	12/1/23	2,950	3,039
CommonWealth REIT	6.250%	6/15/17	1,725	1,861

CommonWealth REIT	6.650%	1/15/18	975	1,065
CommonWealth REIT	5.875%	9/15/20	1,300	1,384
Corporate Office Properties LP	3.600%	5/15/23	1,300	1,201
CubeSmart LP	4.375%	12/15/23	2,850	2,873
6 DCT Industrial Trust Inc.	4.500%	10/15/23	425	423
DDR Corp.	7.875%	9/1/20	3,300	4,100
DDR Corp.	3.500%	1/15/21	1,950	1,941
DDR Corp.	4.625%	7/15/22	4,550	4,744
DDR Corp.	3.375%	5/15/23	3,825	3,618
Digital Realty Trust LP	4.500%	7/15/15	1,450	1,504
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,199
Digital Realty Trust LP	3.625%	10/1/22	175	163
Duke Realty LP	5.950%	2/15/17	5,225	5,838
Duke Realty LP	6.750%	3/15/20	275	321
Duke Realty LP	3.875%	2/15/21	10,000	10,024
Duke Realty LP	3.625%	4/15/23	4,915	4,664
EPR Properties	5.750%	8/15/22	575	608
EPR Properties	5.250%	7/15/23	3,375	3,419
Equity One Inc.	3.750%	11/15/22	2,000	1,922
ERP Operating LP	5.250%	9/15/14	1,350	1,378
ERP Operating LP	5.125%	3/15/16	3,050	3,297
ERP Operating LP	5.375%	8/1/16	975	1,072
ERP Operating LP	5.750%	6/15/17	550	620
ERP Operating LP	4.750%	7/15/20	385	419
ERP Operating LP	4.625%	12/15/21	4,400	4,749
ERP Operating LP	3.000%	4/15/23	4,875	4,607
Essex Portfolio LP	3.250%	5/1/23	1,425	1,332
Federal Realty Investment Trust	3.000%	8/1/22	1,600	1,548
Federal Realty Investment Trust	2.750%	6/1/23	950	888
HCP Inc.	3.750%	2/1/16	7,630	8,032
HCP Inc.	6.300%	9/15/16	950	1,068
HCP Inc.	2.625%	2/1/20	5,000	4,883
HCP Inc.	5.375%	2/1/21	3,690	4,120
HCP Inc.	3.150%	8/1/22	3,375	3,226
HCP Inc.	4.250%	11/15/23	8,750	8,914
HCP Inc.	4.200%	3/1/24	1,300	1,317
HCP Inc.	6.750%	2/1/41	925	1,183
Health Care REIT Inc.	3.625%	3/15/16	175	184
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,597
Health Care REIT Inc.	4.700%	9/15/17	1,850	2,017
Health Care REIT Inc.	2.250%	3/15/18	8,900	8,908
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,410
Health Care REIT Inc.	4.950%	1/15/21	5,340	5,799
Health Care REIT Inc.	5.250%	1/15/22	175	192
Health Care REIT Inc.	6.500%	3/15/41	175	213
Health Care REIT Inc.	5.125%	3/15/43	4,450	4,537
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,805
Healthcare Realty Trust Inc.	5.750%	1/15/21	4,666	5,175
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,500	1,429
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	833
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,445
Hospitality Properties Trust	6.700%	1/15/18	6,600	7,453
Hospitality Properties Trust	4.650%	3/15/24	3,725	3,707
Kilroy Realty LP	5.000%	11/3/15	3,100	3,296
Kilroy Realty LP	4.800%	7/15/18	7,125	7,673
Kilroy Realty LP	3.800%	1/15/23	4,300	4,177
Kimco Realty Corp.	5.783%	3/15/16	3,125	3,404

Kimco Realty Corp.	5.700%	5/1/17	5,250	5,838
Kimco Realty Corp.	4.300%	2/1/18	840	899
Kimco Realty Corp.	6.875%	10/1/19	1,750	2,083
Kimco Realty Corp.	3.125%	6/1/23	1,775	1,660
Liberty Property LP	5.125%	3/2/15	4,170	4,329
Liberty Property LP	6.625%	10/1/17	1,800	2,064
Liberty Property LP	4.750%	10/1/20	450	478
Liberty Property LP	3.375%	6/15/23	1,775	1,670
Liberty Property LP	4.400%	2/15/24	1,700	1,730
Mack-Cali Realty LP	2.500%	12/15/17	1,700	1,711
Mack-Cali Realty LP	7.750%	8/15/19	2,175	2,597
Mack-Cali Realty LP	4.500%	4/18/22	350	353
Mack-Cali Realty LP	3.150%	5/15/23	5,850	5,211
Mid-America Apartments LP	4.300%	10/15/23	1,000	1,004
National Retail Properties Inc.	6.875%	10/15/17	6,950	8,032
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,574
Omega Healthcare Investors Inc.	6.750%	10/15/22	3,258	3,559
Omega Healthcare Investors Inc.	5.875%	3/15/24	685	719
6 Omega Healthcare Investors Inc.	4.950%	4/1/24	2,550	2,505
Piedmont Operating Partnership LP	3.400%	6/1/23	5,975	5,531
Piedmont Operating Partnership LP	4.450%	3/15/24	1,800	1,794
Post Apartment Homes LP	3.375%	12/1/22	3,025	2,862
ProLogis LP	4.500%	8/15/17	775	835
ProLogis LP	6.625%	5/15/18	443	516
ProLogis LP	2.750%	2/15/19	8,025	8,052
ProLogis LP	6.875%	3/15/20	3,675	4,380
ProLogis LP	4.250%	8/15/23	1,800	1,829
Realty Income Corp.	2.000%	1/31/18	700	696
Realty Income Corp.	6.750%	8/15/19	5,665	6,702
Realty Income Corp.	5.750%	1/15/21	3,000	3,396
Realty Income Corp.	3.250%	10/15/22	825	786
Realty Income Corp.	4.650%	8/1/23	2,475	2,593
Regency Centers LP	5.250%	8/1/15	625	659
Regency Centers LP	5.875%	6/15/17	3,400	3,788
Regency Centers LP	4.800%	4/15/21	2,000	2,134
Retail Opportunity Investments Corp.	5.000%	12/15/23	1,250	1,295
Senior Housing Properties Trust	4.300%	1/15/16	700	727
Simon Property Group LP	5.750%	12/1/15	5,975	6,405
Simon Property Group LP	6.100%	5/1/16	150	164
Simon Property Group LP	5.250%	12/1/16	5,965	6,581
Simon Property Group LP	2.800%	1/30/17	3,525	3,676
Simon Property Group LP	5.875%	3/1/17	4,675	5,248
Simon Property Group LP	2.150%	9/15/17	6,250	6,396
Simon Property Group LP	6.125%	5/30/18	1,875	2,177
Simon Property Group LP	2.200%	2/1/19	9,550	9,538
Simon Property Group LP	5.650%	2/1/20	3,875	4,497
Simon Property Group LP	4.375%	3/1/21	1,895	2,061
Simon Property Group LP	3.375%	3/15/22	1,675	1,692
Simon Property Group LP	2.750%	2/1/23	3,650	3,456
Simon Property Group LP	3.750%	2/1/24	5,000	5,031
Simon Property Group LP	6.750%	2/1/40	4,175	5,480
Simon Property Group LP	4.750%	3/15/42	1,300	1,338
Tanger Properties LP	6.150%	11/15/15	2,975	3,225
Tanger Properties LP	3.875%	12/1/23	725	721
UDR Inc.	4.250%	6/1/18	575	615
UDR Inc.	3.700%	10/1/20	1,250	1,269
UDR Inc.	4.625%	1/10/22	3,800	4,027

Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	7,905	8,204
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	1,125	1,123
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,125	4,372
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,425	2,358
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,051
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,349
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,375	5,167
Vornado Realty LP	5.000%	1/15/22	5,500	5,826
Washington REIT	4.950%	10/1/20	800	847
Washington REIT	3.950%	10/15/22	1,050	1,026
Weingarten Realty Investors	3.375%	10/15/22	675	636
Weingarten Realty Investors	3.500%	4/15/23	2,125	1,992
Weingarten Realty Investors	4.450%	1/15/24	600	608
WP Carey Inc.	4.600%	4/1/24	1,700	1,700
				6,139,585
Industrial (13.7%)
Basic Industry (1.4%)
Agrium Inc.	6.750%	1/15/19	1,500	1,773
Agrium Inc.	3.150%	10/1/22	13,560	12,856
Agrium Inc.	3.500%	6/1/23	3,664	3,559
Agrium Inc.	6.125%	1/15/41	275	312
Agrium Inc.	4.900%	6/1/43	3,210	3,175
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,079
Air Products & Chemicals Inc.	1.200%	10/15/17	1,075	1,066
Air Products & Chemicals Inc.	3.000%	11/3/21	7,860	7,759
Airgas Inc.	3.250%	10/1/15	1,075	1,112
Airgas Inc.	1.650%	2/15/18	4,000	3,919
Albemarle Corp.	4.500%	12/15/20	450	478
Alcoa Inc.	6.750%	7/15/18	340	388
Alcoa Inc.	5.720%	2/23/19	490	534
Alcoa Inc.	6.150%	8/15/20	3,790	4,142
Alcoa Inc.	5.400%	4/15/21	7,000	7,345
Alcoa Inc.	5.870%	2/23/22	550	581
Alcoa Inc.	5.900%	2/1/27	3,500	3,575
Alcoa Inc.	6.750%	1/15/28	390	423
Alcoa Inc.	5.950%	2/1/37	5,440	5,309
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,650
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,114
Barrick Gold Corp.	6.950%	4/1/19	350	411
Barrick Gold Corp.	3.850%	4/1/22	15,700	14,988
Barrick Gold Corp.	4.100%	5/1/23	6,325	6,010
Barrick Gold Corp.	5.250%	4/1/42	4,100	3,749
Barrick North America Finance LLC	6.800%	9/15/18	2,700	3,141
Barrick North America Finance LLC	4.400%	5/30/21	13,135	13,245
Barrick North America Finance LLC	5.700%	5/30/41	2,975	2,904
Barrick North America Finance LLC	5.750%	5/1/43	5,725	5,609
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,744	2,724
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,000	3,241
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,866
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	8,050	8,176
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,595
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	8,767	8,783
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,242
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,150	5,208
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	14,675	14,392
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,725	8,954
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,100	3,816

BHP Billiton Finance USA Ltd.	5.000%	9/30/43	10,625	11,208
Cabot Corp.	2.550%	1/15/18	200	201
Cabot Corp.	3.700%	7/15/22	400	392
Carpenter Technology Corp.	5.200%	7/15/21	5,575	5,913
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,039
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	931
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,893
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,016
CF Industries Inc.	6.875%	5/1/18	11,650	13,558
CF Industries Inc.	7.125%	5/1/20	4,010	4,792
CF Industries Inc.	3.450%	6/1/23	1,100	1,062
CF Industries Inc.	5.150%	3/15/34	6,000	6,200
CF Industries Inc.	4.950%	6/1/43	2,900	2,819
CF Industries Inc.	5.375%	3/15/44	7,100	7,347
Cliffs Natural Resources Inc.	3.950%	1/15/18	875	887
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,225	1,284
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,550	1,528
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,960	5,826
Cliffs Natural Resources Inc.	6.250%	10/1/40	4,000	3,479
Cytec Industries Inc.	3.500%	4/1/23	225	215
Domtar Corp.	6.250%	9/1/42	475	501
Domtar Corp.	6.750%	2/15/44	3,325	3,693
Dow Chemical Co.	2.500%	2/15/16	2,175	2,240
Dow Chemical Co.	8.550%	5/15/19	11,389	14,611
Dow Chemical Co.	4.250%	11/15/20	9,365	9,932
Dow Chemical Co.	4.125%	11/15/21	5,240	5,478
Dow Chemical Co.	3.000%	11/15/22	3,000	2,848
Dow Chemical Co.	7.375%	11/1/29	1,500	1,949
Dow Chemical Co.	9.400%	5/15/39	5,865	9,313
Dow Chemical Co.	5.250%	11/15/41	5,265	5,488
Dow Chemical Co.	4.375%	11/15/42	11,950	11,031
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,755
Eastman Chemical Co.	2.400%	6/1/17	2,100	2,146
Eastman Chemical Co.	4.500%	1/15/21	6,310	6,663
Eastman Chemical Co.	3.600%	8/15/22	10,305	10,251
Eastman Chemical Co.	4.800%	9/1/42	2,750	2,714
Ecolab Inc.	1.000%	8/9/15	550	552
Ecolab Inc.	3.000%	12/8/16	1,875	1,970
Ecolab Inc.	1.450%	12/8/17	6,375	6,320
Ecolab Inc.	4.350%	12/8/21	10,100	10,905
Ecolab Inc.	5.500%	12/8/41	1,500	1,719
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,666
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,468
EI du Pont de Nemours & Co.	6.000%	7/15/18	15,590	18,181
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,895
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,068	15,828
EI du Pont de Nemours & Co.	4.250%	4/1/21	5,950	6,486
EI du Pont de Nemours & Co.	2.800%	2/15/23	1,750	1,663
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	655
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,100	8,659
EI du Pont de Nemours & Co.	4.150%	2/15/43	1,125	1,080
FMC Corp.	3.950%	2/1/22	1,275	1,302
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	2,033
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	10,780	10,767
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	9,275	9,079
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	16,074	15,363
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	13,005	12,483

Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	6,180	6,068
Georgia-Pacific LLC	7.375%	12/1/25	1,500	1,897
Georgia-Pacific LLC	8.875%	5/15/31	4,250	6,207
Glencore Canada Corp.	5.375%	6/1/15	100	105
Glencore Canada Corp.	6.000%	10/15/15	325	349
Glencore Canada Corp.	5.500%	6/15/17	1,975	2,158
Goldcorp Inc.	2.125%	3/15/18	5,800	5,756
Goldcorp Inc.	3.700%	3/15/23	4,825	4,549
International Paper Co.	7.950%	6/15/18	7,465	9,145
International Paper Co.	9.375%	5/15/19	1,800	2,356
International Paper Co.	7.500%	8/15/21	7,265	9,141
International Paper Co.	4.750%	2/15/22	11,875	12,868
International Paper Co.	7.300%	11/15/39	4,170	5,433
International Paper Co.	6.000%	11/15/41	6,100	7,002
6 Kinross Gold Corp.	5.950%	3/15/24	1,750	1,747
Kinross Gold Corp.	6.875%	9/1/41	1,275	1,230
Lubrizol Corp.	5.500%	10/1/14	600	615
Lubrizol Corp.	8.875%	2/1/19	1,075	1,387
LYB International Finance BV	4.000%	7/15/23	3,500	3,575
LYB International Finance BV	5.250%	7/15/43	4,125	4,331
LYB International Finance BV	4.875%	3/15/44	5,000	4,975
LyondellBasell Industries NV	5.000%	4/15/19	7,975	8,832
LyondellBasell Industries NV	6.000%	11/15/21	7,375	8,592
LyondellBasell Industries NV	5.750%	4/15/24	4,400	5,062
Monsanto Co.	5.125%	4/15/18	850	955
Monsanto Co.	2.200%	7/15/22	650	606
Monsanto Co.	5.500%	8/15/25	3,550	4,152
Monsanto Co.	5.875%	4/15/38	950	1,148
Monsanto Co.	3.600%	7/15/42	2,000	1,773
Mosaic Co.	4.250%	11/15/23	2,700	2,764
Mosaic Co.	5.450%	11/15/33	1,600	1,728
Mosaic Co.	4.875%	11/15/41	4,045	3,861
Mosaic Co.	5.625%	11/15/43	1,600	1,716
Newmont Mining Corp.	5.125%	10/1/19	3,525	3,766
Newmont Mining Corp.	3.500%	3/15/22	3,900	3,534
Newmont Mining Corp.	5.875%	4/1/35	750	702
Newmont Mining Corp.	6.250%	10/1/39	3,775	3,655
Newmont Mining Corp.	4.875%	3/15/42	8,875	7,166
Nucor Corp.	5.750%	12/1/17	7,265	8,262
Nucor Corp.	5.850%	6/1/18	1,725	1,971
Nucor Corp.	4.125%	9/15/22	300	308
Nucor Corp.	4.000%	8/1/23	6,650	6,674
Nucor Corp.	6.400%	12/1/37	1,875	2,186
Nucor Corp.	5.200%	8/1/43	5,175	5,288
Packaging Corp. of America	3.900%	6/15/22	2,275	2,270
Packaging Corp. of America	4.500%	11/1/23	5,025	5,226
Placer Dome Inc.	6.450%	10/15/35	1,050	1,093
Plains Exploration & Production Co.	6.125%	6/15/19	2,875	3,173
Plains Exploration & Production Co.	6.500%	11/15/20	9,475	10,458
Plains Exploration & Production Co.	6.750%	2/1/22	2,050	2,270
Plains Exploration & Production Co.	6.875%	2/15/23	12,000	13,335
Plum Creek Timberlands LP	4.700%	3/15/21	445	468
Plum Creek Timberlands LP	3.250%	3/15/23	1,000	938
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,094
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	8,500	8,936
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,273
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,565	8,352

Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	1,000	992
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	232
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	425
PPG Industries Inc.	1.900%	1/15/16	3,625	3,691
PPG Industries Inc.	6.650%	3/15/18	225	262
PPG Industries Inc.	7.700%	3/15/38	175	239
PPG Industries Inc.	5.500%	11/15/40	950	1,073
Praxair Inc.	4.625%	3/30/15	6,685	6,967
Praxair Inc.	4.500%	8/15/19	1,300	1,437
Praxair Inc.	3.000%	9/1/21	2,225	2,225
Praxair Inc.	2.450%	2/15/22	10,000	9,500
Praxair Inc.	2.200%	8/15/22	8,025	7,422
Praxair Inc.	3.550%	11/7/42	500	438
Rayonier Inc.	3.750%	4/1/22	1,000	985
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	110
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,700	1,707
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	109
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	262
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,444	3,956
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,000	3,322
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,000	2,034
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	150
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,293
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	19,725	23,212
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,300	6,896
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	452
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	5,650	5,954
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,961	6,108
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,225	2,818
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,560	4,842
Rio Tinto Finance USA plc	1.375%	6/17/16	8,000	8,069
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,131
Rio Tinto Finance USA plc	1.625%	8/21/17	5,075	5,080
Rio Tinto Finance USA plc	2.250%	12/14/18	3,200	3,199
Rio Tinto Finance USA plc	3.500%	3/22/22	8,175	8,162
Rio Tinto Finance USA plc	2.875%	8/21/22	8,775	8,335
Rio Tinto Finance USA plc	4.750%	3/22/42	3,475	3,445
Rio Tinto Finance USA plc	4.125%	8/21/42	3,950	3,592
Rock-Tenn Co.	4.000%	3/1/23	1,500	1,512
Rohm & Haas Co.	6.000%	9/15/17	1,657	1,890
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,313
RPM International Inc.	6.125%	10/15/19	650	735
RPM International Inc.	3.450%	11/15/22	2,275	2,155
Sherwin-Williams Co.	1.350%	12/15/17	2,825	2,794
Sherwin-Williams Co.	4.000%	12/15/42	1,200	1,092
Sigma-Aldrich Corp.	3.375%	11/1/20	600	615
Southern Copper Corp.	5.375%	4/16/20	400	432
Southern Copper Corp.	3.500%	11/8/22	1,550	1,469
Southern Copper Corp.	7.500%	7/27/35	8,475	9,318
Southern Copper Corp.	6.750%	4/16/40	1,600	1,633
Southern Copper Corp.	5.250%	11/8/42	7,625	6,535
Syngenta Finance NV	3.125%	3/28/22	2,250	2,216
Syngenta Finance NV	4.375%	3/28/42	1,250	1,234
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,308
Teck Resources Ltd.	3.150%	1/15/17	700	726
Teck Resources Ltd.	2.500%	2/1/18	4,000	4,016
Teck Resources Ltd.	4.750%	1/15/22	700	717

Teck Resources Ltd.	3.750%	2/1/23	10,050	9,413
Teck Resources Ltd.	6.125%	10/1/35	2,625	2,682
Teck Resources Ltd.	6.000%	8/15/40	2,500	2,501
Teck Resources Ltd.	6.250%	7/15/41	6,401	6,617
Teck Resources Ltd.	5.200%	3/1/42	2,575	2,344
Teck Resources Ltd.	5.400%	2/1/43	475	444
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,285
Vale Canada Ltd.	7.200%	9/15/32	3,541	3,755
Vale Overseas Ltd.	6.250%	1/11/16	1,240	1,346
Vale Overseas Ltd.	6.250%	1/23/17	6,850	7,649
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,130
Vale Overseas Ltd.	4.625%	9/15/20	10,835	11,271
Vale Overseas Ltd.	4.375%	1/11/22	12,805	12,736
Vale Overseas Ltd.	8.250%	1/17/34	800	957
Vale Overseas Ltd.	6.875%	11/21/36	20,370	21,639
Vale Overseas Ltd.	6.875%	11/10/39	7,015	7,476
Valspar Corp.	7.250%	6/15/19	400	481
Valspar Corp.	4.200%	1/15/22	375	385
Westlake Chemical Corp.	3.600%	7/15/22	400	387
Westvaco Corp.	7.950%	2/15/31	3,050	3,747
Weyerhaeuser Co.	7.375%	10/1/19	4,364	5,311
Weyerhaeuser Co.	8.500%	1/15/25	1,300	1,692
Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,659
Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,548

Capital Goods (1.1%)
3M Co.	1.375%	9/29/16	1,630	1,659
3M Co.	2.000%	6/26/22	5,000	4,658
3M Co.	6.375%	2/15/28	1,300	1,677
3M Co.	5.700%	3/15/37	2,345	2,819
ABB Finance USA Inc.	1.625%	5/8/17	1,200	1,206
ABB Finance USA Inc.	2.875%	5/8/22	6,110	5,938
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,238
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	889
Bemis Co. Inc.	6.800%	8/1/19	200	238
Boeing Capital Corp.	2.125%	8/15/16	885	914
Boeing Capital Corp.	2.900%	8/15/18	1,000	1,049
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,576
Boeing Co.	0.950%	5/15/18	7,500	7,284
Boeing Co.	6.000%	3/15/19	5,950	7,027
Boeing Co.	4.875%	2/15/20	2,100	2,353
Boeing Co.	8.750%	8/15/21	200	270
Boeing Co.	7.250%	6/15/25	325	424
Boeing Co.	6.125%	2/15/33	225	283
Boeing Co.	6.625%	2/15/38	525	703
Boeing Co.	6.875%	3/15/39	1,715	2,372
Boeing Co.	5.875%	2/15/40	3,780	4,672
Carlisle Cos. Inc.	3.750%	11/15/22	1,650	1,609
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,403
Caterpillar Financial Services Corp.	1.050%	3/26/15	1,700	1,712
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	2,857
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,739
Caterpillar Financial Services Corp.	1.750%	3/24/17	2,000	2,034
Caterpillar Financial Services Corp.	1.250%	11/6/17	850	843
Caterpillar Financial Services Corp.	5.450%	4/15/18	9,142	10,356
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	17,488
Caterpillar Financial Services Corp.	2.850%	6/1/22	6,104	5,950

Caterpillar Inc.	0.950%	6/26/15	1,950	1,962
Caterpillar Inc.	1.500%	6/26/17	6,155	6,197
Caterpillar Inc.	3.900%	5/27/21	13,330	14,165
Caterpillar Inc.	6.050%	8/15/36	3,991	4,815
Caterpillar Inc.	5.200%	5/27/41	75	83
Caterpillar Inc.	3.803%	8/15/42	13,194	11,775
Cooper US Inc.	5.450%	4/1/15	950	995
Cooper US Inc.	2.375%	1/15/16	5,575	5,738
Cooper US Inc.	3.875%	12/15/20	200	209
Crane Co.	2.750%	12/15/18	2,000	2,007
Crane Co.	4.450%	12/15/23	3,140	3,219
CRH America Inc.	4.125%	1/15/16	4,050	4,271
CRH America Inc.	6.000%	9/30/16	4,500	5,018
CRH America Inc.	8.125%	7/15/18	11,275	13,796
CRH America Inc.	5.750%	1/15/21	4,115	4,634
Danaher Corp.	2.300%	6/23/16	1,800	1,863
Danaher Corp.	5.625%	1/15/18	850	971
Danaher Corp.	3.900%	6/23/21	2,625	2,780
Deere & Co.	2.600%	6/8/22	5,065	4,850
Deere & Co.	5.375%	10/16/29	3,695	4,296
Deere & Co.	8.100%	5/15/30	2,061	3,000
Deere & Co.	3.900%	6/9/42	4,725	4,384
Dover Corp.	4.875%	10/15/15	2,225	2,373
Dover Corp.	5.450%	3/15/18	2,250	2,546
Dover Corp.	4.300%	3/1/21	830	893
Dover Corp.	6.600%	3/15/38	975	1,265
Dover Corp.	5.375%	3/1/41	895	1,008
Eaton Corp.	1.500%	11/2/17	1,000	996
Eaton Corp.	5.600%	5/15/18	5,855	6,596
Eaton Corp.	2.750%	11/2/22	11,675	11,053
Eaton Corp.	4.000%	11/2/32	2,430	2,348
Eaton Corp.	4.150%	11/2/42	2,550	2,374
6 Embraer Overseas Ltd.	5.696%	9/16/23	13,454	13,945
Emerson Electric Co.	5.125%	12/1/16	2,125	2,354
Emerson Electric Co.	5.250%	10/15/18	2,200	2,508
Emerson Electric Co.	4.875%	10/15/19	2,275	2,568
Emerson Electric Co.	4.250%	11/15/20	4,807	5,208
Emerson Electric Co.	2.625%	2/15/23	1,500	1,436
Emerson Electric Co.	6.000%	8/15/32	750	921
Emerson Electric Co.	6.125%	4/15/39	1,000	1,238
Emerson Electric Co.	5.250%	11/15/39	440	495
Exelis Inc.	4.250%	10/1/16	1,900	2,008
Flowserve Corp.	3.500%	9/15/22	6,980	6,883
Flowserve Corp.	4.000%	11/15/23	1,575	1,593
General Dynamics Corp.	1.000%	11/15/17	6,225	6,117
General Dynamics Corp.	3.875%	7/15/21	5,250	5,547
General Dynamics Corp.	2.250%	11/15/22	8,500	7,852
General Dynamics Corp.	3.600%	11/15/42	1,650	1,449
General Electric Co.	0.850%	10/9/15	6,875	6,908
General Electric Co.	5.250%	12/6/17	20,845	23,619
General Electric Co.	2.700%	10/9/22	16,475	15,970
General Electric Co.	3.375%	3/11/24	1,000	1,006
General Electric Co.	4.125%	10/9/42	23,500	22,544
General Electric Co.	4.500%	3/11/44	1,670	1,690
Honeywell International Inc.	5.400%	3/15/16	2,330	2,546
Honeywell International Inc.	5.300%	3/15/17	2,375	2,658
Honeywell International Inc.	5.300%	3/1/18	4,250	4,831

Honeywell International Inc.	5.000%	2/15/19	2,520	2,848
Honeywell International Inc.	4.250%	3/1/21	4,545	4,971
Honeywell International Inc.	3.350%	12/1/23	13,050	13,036
Honeywell International Inc.	5.700%	3/15/36	1,600	1,904
Honeywell International Inc.	5.700%	3/15/37	495	591
Honeywell International Inc.	5.375%	3/1/41	9,345	10,878
Illinois Tool Works Inc.	1.950%	3/1/19	1,000	991
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,140
Illinois Tool Works Inc.	3.375%	9/15/21	895	916
Illinois Tool Works Inc.	3.500%	3/1/24	3,000	3,002
Illinois Tool Works Inc.	4.875%	9/15/41	895	950
Illinois Tool Works Inc.	3.900%	9/1/42	6,875	6,293
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	4,650	5,483
6 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,100	1,100
6 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,875	1,925
6 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	450	499
John Deere Capital Corp.	2.950%	3/9/15	1,875	1,922
John Deere Capital Corp.	0.875%	4/17/15	875	880
John Deere Capital Corp.	0.950%	6/29/15	3,000	3,021
John Deere Capital Corp.	0.700%	9/4/15	1,100	1,106
John Deere Capital Corp.	0.750%	1/22/16	175	176
John Deere Capital Corp.	1.850%	9/15/16	815	835
John Deere Capital Corp.	1.050%	12/15/16	3,000	3,009
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,407
John Deere Capital Corp.	1.400%	3/15/17	1,600	1,613
John Deere Capital Corp.	5.500%	4/13/17	150	167
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,416
John Deere Capital Corp.	1.200%	10/10/17	4,400	4,381
John Deere Capital Corp.	5.350%	4/3/18	825	934
John Deere Capital Corp.	5.750%	9/10/18	14,160	16,399
John Deere Capital Corp.	1.950%	12/13/18	5,000	4,983
John Deere Capital Corp.	1.950%	3/4/19	2,400	2,376
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,276
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,171
John Deere Capital Corp.	2.800%	3/4/21	3,000	2,977
John Deere Capital Corp.	3.900%	7/12/21	875	923
John Deere Capital Corp.	3.150%	10/15/21	3,095	3,121
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,185
John Deere Capital Corp.	2.800%	1/27/23	2,975	2,846
Joy Global Inc.	6.000%	11/15/16	575	639
Kennametal Inc.	2.650%	11/1/19	4,528	4,421
Kennametal Inc.	3.875%	2/15/22	2,050	2,017
L-3 Communications Corp.	5.200%	10/15/19	10,230	11,164
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,101
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,463
Legrand France SA	8.500%	2/15/25	400	531
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,512
Lockheed Martin Corp.	2.125%	9/15/16	5,775	5,943
Lockheed Martin Corp.	4.250%	11/15/19	6,245	6,771
Lockheed Martin Corp.	3.350%	9/15/21	6,945	7,072
Lockheed Martin Corp.	6.150%	9/1/36	10,235	12,478
Lockheed Martin Corp.	5.500%	11/15/39	1,945	2,214
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,343
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,090
Mohawk Industries Inc.	6.125%	1/15/16	3,000	3,243
Mohawk Industries Inc.	3.850%	2/1/23	16,525	16,326
Northrop Grumman Corp.	1.750%	6/1/18	3,525	3,468

Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,447
Northrop Grumman Corp.	3.250%	8/1/23	3,275	3,149
Northrop Grumman Corp.	5.050%	11/15/40	1,875	1,952
Northrop Grumman Corp.	4.750%	6/1/43	3,300	3,307
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,870	3,819
Owens Corning	6.500%	12/1/16	4,170	4,639
Owens Corning	9.000%	6/15/19	253	315
Owens Corning	4.200%	12/15/22	4,875	4,867
Owens Corning	7.000%	12/1/36	3,075	3,438
Parker Hannifin Corp.	5.500%	5/15/18	1,250	1,417
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,638
Parker Hannifin Corp.	6.250%	5/15/38	550	685
Pentair Finance SA	1.350%	12/1/15	1,500	1,511
Pentair Finance SA	5.000%	5/15/21	4,805	5,139
Precision Castparts Corp.	0.700%	12/20/15	1,975	1,980
Precision Castparts Corp.	1.250%	1/15/18	1,825	1,797
Precision Castparts Corp.	2.500%	1/15/23	4,770	4,456
Precision Castparts Corp.	3.900%	1/15/43	1,625	1,509
Raytheon Co.	6.400%	12/15/18	100	118
Raytheon Co.	4.400%	2/15/20	500	544
Raytheon Co.	3.125%	10/15/20	4,175	4,241
Raytheon Co.	2.500%	12/15/22	7,875	7,366
Raytheon Co.	7.200%	8/15/27	1,225	1,583
Raytheon Co.	4.875%	10/15/40	400	427
Raytheon Co.	4.700%	12/15/41	3,400	3,553
Republic Services Inc.	3.800%	5/15/18	6,970	7,410
Republic Services Inc.	5.500%	9/15/19	4,000	4,543
Republic Services Inc.	5.000%	3/1/20	3,100	3,423
Republic Services Inc.	5.250%	11/15/21	3,650	4,091
Republic Services Inc.	3.550%	6/1/22	2,200	2,203
Republic Services Inc.	4.750%	5/15/23	525	563
Republic Services Inc.	6.086%	3/15/35	825	954
Republic Services Inc.	6.200%	3/1/40	3,430	4,175
Republic Services Inc.	5.700%	5/15/41	3,300	3,772
Rockwell Automation Inc.	5.650%	12/1/17	600	671
Rockwell Automation Inc.	6.700%	1/15/28	325	407
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,823
Rockwell Collins Inc.	5.250%	7/15/19	275	308
Rockwell Collins Inc.	3.100%	11/15/21	1,000	992
Rockwell Collins Inc.	4.800%	12/15/43	750	793
Roper Industries Inc.	1.850%	11/15/17	175	176
Roper Industries Inc.	2.050%	10/1/18	11,065	10,898
Roper Industries Inc.	6.250%	9/1/19	3,000	3,457
Roper Industries Inc.	3.125%	11/15/22	400	379
Snap-on Inc.	6.125%	9/1/21	2,000	2,311
Sonoco Products Co.	4.375%	11/1/21	435	452
Sonoco Products Co.	5.750%	11/1/40	2,910	3,268
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,442
Stanley Black & Decker Inc.	2.900%	11/1/22	3,000	2,873
Textron Inc.	5.600%	12/1/17	3,416	3,779
Textron Inc.	3.650%	3/1/21	1,000	1,008
Textron Inc.	4.300%	3/1/24	875	888
Tyco International Finance SA	8.500%	1/15/19	1,130	1,390
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	1,375	1,649
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	4,100	4,788

United Technologies Corp.	4.875%	5/1/15	360	377
United Technologies Corp.	1.800%	6/1/17	6,085	6,191
United Technologies Corp.	5.375%	12/15/17	10,675	12,177
United Technologies Corp.	6.125%	2/1/19	12,690	14,980
United Technologies Corp.	4.500%	4/15/20	10,255	11,369
United Technologies Corp.	3.100%	6/1/22	15,568	15,531
United Technologies Corp.	6.700%	8/1/28	325	413
United Technologies Corp.	7.500%	9/15/29	3,825	5,306
United Technologies Corp.	5.400%	5/1/35	600	695
United Technologies Corp.	6.050%	6/1/36	1,915	2,373
United Technologies Corp.	6.125%	7/15/38	7,450	9,321
United Technologies Corp.	5.700%	4/15/40	3,025	3,607
United Technologies Corp.	4.500%	6/1/42	19,990	20,323
Waste Management Inc.	2.600%	9/1/16	145	151
Waste Management Inc.	6.100%	3/15/18	950	1,100
Waste Management Inc.	7.375%	3/11/19	4,670	5,667
Waste Management Inc.	4.750%	6/30/20	5,000	5,454
Waste Management Inc.	4.600%	3/1/21	6,425	6,965
Waste Management Inc.	7.100%	8/1/26	325	411
Waste Management Inc.	7.750%	5/15/32	2,365	3,275
Waste Management Inc.	6.125%	11/30/39	4,175	5,052

Communication (2.4%)
21st Century Fox America Inc.	5.300%	12/15/14	4,945	5,112
21st Century Fox America Inc.	8.000%	10/17/16	1,450	1,695
21st Century Fox America Inc.	6.900%	3/1/19	4,340	5,236
21st Century Fox America Inc.	4.500%	2/15/21	7,050	7,659
21st Century Fox America Inc.	3.000%	9/15/22	11,850	11,434
21st Century Fox America Inc.	4.000%	10/1/23	1,075	1,094
21st Century Fox America Inc.	7.700%	10/30/25	200	255
21st Century Fox America Inc.	6.550%	3/15/33	5,465	6,527
21st Century Fox America Inc.	6.200%	12/15/34	6,250	7,240
21st Century Fox America Inc.	6.400%	12/15/35	5,550	6,599
21st Century Fox America Inc.	8.150%	10/17/36	625	827
21st Century Fox America Inc.	6.150%	3/1/37	3,000	3,465
21st Century Fox America Inc.	6.650%	11/15/37	3,000	3,641
21st Century Fox America Inc.	7.850%	3/1/39	250	338
21st Century Fox America Inc.	6.900%	8/15/39	2,275	2,840
21st Century Fox America Inc.	6.150%	2/15/41	3,825	4,461
21st Century Fox America Inc.	5.400%	10/1/43	1,200	1,288
21st Century Fox America Inc.	7.750%	12/1/45	425	583
Alltel Corp.	7.875%	7/1/32	300	405
America Movil SAB de CV	5.750%	1/15/15	2,989	3,108
America Movil SAB de CV	2.375%	9/8/16	8,500	8,752
America Movil SAB de CV	5.625%	11/15/17	1,150	1,305
America Movil SAB de CV	5.000%	10/16/19	5,700	6,295
America Movil SAB de CV	5.000%	3/30/20	16,173	17,894
America Movil SAB de CV	3.125%	7/16/22	5,300	5,065
America Movil SAB de CV	6.375%	3/1/35	2,275	2,624
America Movil SAB de CV	6.125%	11/15/37	1,575	1,769
America Movil SAB de CV	6.125%	3/30/40	7,540	8,564
America Movil SAB de CV	4.375%	7/16/42	5,250	4,687
American Tower Corp.	7.000%	10/15/17	100	117
American Tower Corp.	4.500%	1/15/18	16,300	17,619
American Tower Corp.	5.050%	9/1/20	295	318
American Tower Corp.	5.900%	11/1/21	5,615	6,294
American Tower Corp.	4.700%	3/15/22	5,000	5,208

American Tower Corp.	3.500%	1/31/23	18,300	17,293
American Tower Corp.	5.000%	2/15/24	1,735	1,810
AT&T Corp.	8.000%	11/15/31	4,774	6,607
AT&T Inc.	2.500%	8/15/15	9,265	9,499
AT&T Inc.	0.800%	12/1/15	2,600	2,605
AT&T Inc.	0.900%	2/12/16	1,275	1,277
AT&T Inc.	2.950%	5/15/16	5,740	5,985
AT&T Inc.	5.625%	6/15/16	6,225	6,861
AT&T Inc.	2.400%	8/15/16	2,355	2,432
AT&T Inc.	1.600%	2/15/17	13,965	14,065
AT&T Inc.	1.700%	6/1/17	16,086	16,183
AT&T Inc.	1.400%	12/1/17	13,010	12,889
AT&T Inc.	5.500%	2/1/18	10,265	11,596
AT&T Inc.	5.600%	5/15/18	3,700	4,207
AT&T Inc.	2.375%	11/27/18	10,000	10,056
AT&T Inc.	5.800%	2/15/19	3,900	4,502
AT&T Inc.	2.300%	3/11/19	5,300	5,269
AT&T Inc.	4.450%	5/15/21	590	638
AT&T Inc.	3.875%	8/15/21	11,485	11,988
AT&T Inc.	3.000%	2/15/22	7,975	7,744
AT&T Inc.	2.625%	12/1/22	17,850	16,612
AT&T Inc.	3.900%	3/11/24	6,700	6,677
AT&T Inc.	6.450%	6/15/34	4,195	4,953
AT&T Inc.	6.500%	9/1/37	5,931	6,962
AT&T Inc.	6.300%	1/15/38	6,840	7,823
AT&T Inc.	6.400%	5/15/38	3,100	3,591
AT&T Inc.	6.550%	2/15/39	4,165	4,914
AT&T Inc.	5.350%	9/1/40	23,753	24,240
AT&T Inc.	5.550%	8/15/41	5,550	5,793
AT&T Inc.	4.300%	12/15/42	16,586	14,674
AT&T Inc.	4.350%	6/15/45	15,158	13,335
AT&T Mobility LLC	7.125%	12/15/31	275	350
Bellsouth Capital Funding Corp.	7.875%	2/15/30	2,607	3,239
BellSouth Corp.	6.875%	10/15/31	3,486	4,127
BellSouth Corp.	6.550%	6/15/34	628	716
BellSouth Corp.	6.000%	11/15/34	419	458
BellSouth Telecommunications LLC	6.375%	6/1/28	2,875	3,231
British Telecommunications plc	1.250%	2/14/17	1,350	1,346
British Telecommunications plc	5.950%	1/15/18	13,310	15,169
British Telecommunications plc	2.350%	2/14/19	1,325	1,318
British Telecommunications plc	9.625%	12/15/30	8,075	12,442
CBS Corp.	1.950%	7/1/17	175	177
CBS Corp.	4.625%	5/15/18	100	109
CBS Corp.	8.875%	5/15/19	1,100	1,411
CBS Corp.	5.750%	4/15/20	12,390	14,135
CBS Corp.	4.300%	2/15/21	4,150	4,376
CBS Corp.	7.875%	7/30/30	450	589
CBS Corp.	5.500%	5/15/33	200	212
CBS Corp.	4.850%	7/1/42	5,225	5,079
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	5,050	4,924
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	4,907	6,201
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,838
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,193
Comcast Corp.	5.850%	11/15/15	4,560	4,951

Comcast Corp.	5.900%	3/15/16	17,110	18,819
Comcast Corp.	6.500%	1/15/17	150	172
Comcast Corp.	6.300%	11/15/17	3,775	4,397
Comcast Corp.	5.875%	2/15/18	6,750	7,755
Comcast Corp.	5.700%	5/15/18	12,675	14,570
Comcast Corp.	5.700%	7/1/19	2,645	3,065
Comcast Corp.	5.150%	3/1/20	5,055	5,740
Comcast Corp.	3.125%	7/15/22	1,925	1,909
Comcast Corp.	2.850%	1/15/23	8,666	8,375
Comcast Corp.	3.600%	3/1/24	1,425	1,435
Comcast Corp.	4.250%	1/15/33	11,700	11,482
Comcast Corp.	7.050%	3/15/33	2,000	2,592
Comcast Corp.	5.650%	6/15/35	2,900	3,277
Comcast Corp.	6.500%	11/15/35	13,475	16,710
Comcast Corp.	6.450%	3/15/37	1,825	2,245
Comcast Corp.	6.950%	8/15/37	8,950	11,626
Comcast Corp.	6.400%	5/15/38	1,975	2,425
Comcast Corp.	6.400%	3/1/40	4,300	5,317
Comcast Corp.	4.650%	7/15/42	15,950	15,859
Comcast Corp.	4.500%	1/15/43	1,425	1,394
Comcast Corp.	4.750%	3/1/44	1,375	1,393
COX Communications Inc.	5.500%	10/1/15	100	107
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,734
Deutsche Telekom International Finance BV	6.750%	8/20/18	9,875	11,693
Deutsche Telekom International Finance BV	6.000%	7/8/19	6,525	7,660
Deutsche Telekom International Finance BV	8.750%	6/15/30	20,544	29,590
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.125%	2/15/16	5,700	5,913
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	3,000	3,137
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	1.750%	1/15/18	275	272
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	6,300	7,230
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.200%	3/15/20	2,425	2,660
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.600%	2/15/21	1,950	2,055
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.000%	3/1/21	19,875	21,371
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.800%	3/15/22	10,000	9,937
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.450%	4/1/24	775	779
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.350%	3/15/40	3,500	3,788
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.000%	8/15/40	325	338
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.375%	3/1/41	4,600	5,000
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.150%	3/15/42	21,600	20,479
Discovery Communications LLC	5.050%	6/1/20	8,600	9,546
Discovery Communications LLC	4.375%	6/15/21	870	924
Discovery Communications LLC	3.300%	5/15/22	4,125	4,026
Discovery Communications LLC	3.250%	4/1/23	3,475	3,343
Discovery Communications LLC	6.350%	6/1/40	3,035	3,523

Discovery Communications LLC	4.950%	5/15/42	1,750	1,715
Embarq Corp.	7.082%	6/1/16	4,925	5,533
Embarq Corp.	7.995%	6/1/36	9,974	10,451
Graham Holdings Co.	7.250%	2/1/19	875	1,024
Grupo Televisa SAB	6.000%	5/15/18	875	981
Grupo Televisa SAB	6.625%	3/18/25	1,475	1,707
Grupo Televisa SAB	8.500%	3/11/32	275	357
Grupo Televisa SAB	6.625%	1/15/40	3,795	4,327
GTE Corp.	8.750%	11/1/21	1,700	2,218
GTE Corp.	6.940%	4/15/28	1,750	2,123
Interpublic Group of Cos. Inc.	3.750%	2/15/23	16,246	15,823
Interpublic Group of Cos. Inc.	4.200%	4/15/24	750	749
Koninklijke KPN NV	8.375%	10/1/30	3,900	5,257
McGraw Hill Financial Inc.	5.900%	11/15/17	1,750	1,945
McGraw Hill Financial Inc.	6.550%	11/15/37	1,600	1,604
Moody's Corp.	5.500%	9/1/20	438	489
Moody's Corp.	4.500%	9/1/22	9,842	10,174
Moody's Corp.	4.875%	2/15/24	2,000	2,099
NBCUniversal Media LLC	3.650%	4/30/15	3,450	3,570
NBCUniversal Media LLC	2.875%	4/1/16	5,830	6,067
NBCUniversal Media LLC	5.150%	4/30/20	8,550	9,708
NBCUniversal Media LLC	4.375%	4/1/21	3,120	3,384
NBCUniversal Media LLC	2.875%	1/15/23	9,150	8,826
NBCUniversal Media LLC	6.400%	4/30/40	8,200	10,159
NBCUniversal Media LLC	5.950%	4/1/41	2,025	2,387
NBCUniversal Media LLC	4.450%	1/15/43	5,525	5,337
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,370	2,011
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	825	820
Omnicom Group Inc.	5.900%	4/15/16	3,675	4,029
Omnicom Group Inc.	4.450%	8/15/20	7,550	8,073
Omnicom Group Inc.	3.625%	5/1/22	17,890	17,831
Orange SA	2.125%	9/16/15	5,000	5,085
Orange SA	2.750%	9/14/16	4,180	4,342
Orange SA	2.750%	2/6/19	5,950	6,028
Orange SA	5.375%	7/8/19	6,825	7,670
Orange SA	4.125%	9/14/21	12,095	12,464
Orange SA	9.000%	3/1/31	11,840	17,105
Orange SA	5.500%	2/6/44	5,125	5,316
Pacific Bell Telephone Co.	7.125%	3/15/26	425	533
Qwest Corp.	6.500%	6/1/17	1,125	1,274
Qwest Corp.	6.750%	12/1/21	5,590	6,246
Qwest Corp.	7.250%	9/15/25	1,400	1,597
Qwest Corp.	6.875%	9/15/33	3,175	3,135
Qwest Corp.	7.125%	11/15/43	4,500	4,523
Reed Elsevier Capital Inc.	3.125%	10/15/22	6,234	5,986
Rogers Communications Inc.	6.800%	8/15/18	7,350	8,741
Rogers Communications Inc.	3.000%	3/15/23	1,575	1,478
Rogers Communications Inc.	4.100%	10/1/23	4,250	4,352
Rogers Communications Inc.	7.500%	8/15/38	100	130
Rogers Communications Inc.	4.500%	3/15/43	125	117
Rogers Communications Inc.	5.000%	3/15/44	15,325	15,368
TCI Communications Inc.	8.750%	8/1/15	4,175	4,630
TCI Communications Inc.	7.875%	2/15/26	1,375	1,829
TCI Communications Inc.	7.125%	2/15/28	450	575
Telefonica Emisiones SAU	3.992%	2/16/16	6,190	6,498
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,507
Telefonica Emisiones SAU	3.192%	4/27/18	9,700	9,937

Telefonica Emisiones SAU	5.877%	7/15/19	11,625	13,092
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	6,003
Telefonica Emisiones SAU	5.462%	2/16/21	5,540	6,084
Telefonica Emisiones SAU	4.570%	4/27/23	22,500	22,998
Telefonica Emisiones SAU	7.045%	6/20/36	8,260	9,998
Telefonica Europe BV	8.250%	9/15/30	1,500	1,942
Thomson Reuters Corp.	1.300%	2/23/17	1,750	1,740
Thomson Reuters Corp.	6.500%	7/15/18	4,225	4,917
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,779
Thomson Reuters Corp.	3.950%	9/30/21	3,500	3,579
Thomson Reuters Corp.	4.300%	11/23/23	2,675	2,736
Thomson Reuters Corp.	5.500%	8/15/35	2,975	3,071
Thomson Reuters Corp.	5.850%	4/15/40	10,610	11,372
Thomson Reuters Corp.	5.650%	11/23/43	2,500	2,639
Time Warner Cable Inc.	5.850%	5/1/17	5,600	6,304
Time Warner Cable Inc.	6.750%	7/1/18	12,625	14,802
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,921
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,673
Time Warner Cable Inc.	5.000%	2/1/20	4,295	4,694
Time Warner Cable Inc.	4.125%	2/15/21	3,806	3,980
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,164
Time Warner Cable Inc.	6.550%	5/1/37	8,000	9,291
Time Warner Cable Inc.	7.300%	7/1/38	7,733	9,722
Time Warner Cable Inc.	6.750%	6/15/39	4,572	5,426
Time Warner Cable Inc.	5.875%	11/15/40	12,475	13,574
Time Warner Cable Inc.	5.500%	9/1/41	6,450	6,706
Time Warner Cable Inc.	4.500%	9/15/42	8,075	7,367
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,300	1,698
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,550	4,892
United States Cellular Corp.	6.700%	12/15/33	9,950	10,007
Verizon Communications Inc.	4.900%	9/15/15	575	610
Verizon Communications Inc.	0.700%	11/2/15	250	252
Verizon Communications Inc.	5.550%	2/15/16	4,175	4,560
Verizon Communications Inc.	3.000%	4/1/16	7,870	8,215
Verizon Communications Inc.	2.500%	9/15/16	12,150	12,580
Verizon Communications Inc.	2.000%	11/1/16	19,546	20,016
Verizon Communications Inc.	5.500%	4/1/17	2,150	2,413
Verizon Communications Inc.	1.100%	11/1/17	1,350	1,327
Verizon Communications Inc.	5.500%	2/15/18	8,575	9,773
Verizon Communications Inc.	6.100%	4/15/18	3,245	3,778
Verizon Communications Inc.	3.650%	9/14/18	28,170	29,920
Verizon Communications Inc.	8.750%	11/1/18	3,260	4,167
Verizon Communications Inc.	6.350%	4/1/19	7,925	9,351
Verizon Communications Inc.	2.550%	6/17/19	2,400	2,410
Verizon Communications Inc.	4.500%	9/15/20	22,475	24,374
Verizon Communications Inc.	3.450%	3/15/21	4,775	4,842
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,005
Verizon Communications Inc.	3.500%	11/1/21	7,185	7,236
Verizon Communications Inc.	2.450%	11/1/22	11,450	10,436
Verizon Communications Inc.	5.150%	9/15/23	64,875	70,950
Verizon Communications Inc.	4.150%	3/15/24	4,500	4,561
Verizon Communications Inc.	7.750%	12/1/30	5,190	6,863
Verizon Communications Inc.	6.400%	9/15/33	27,100	32,061
Verizon Communications Inc.	5.050%	3/15/34	6,200	6,360
Verizon Communications Inc.	5.850%	9/15/35	7,650	8,504
Verizon Communications Inc.	6.250%	4/1/37	3,825	4,419
Verizon Communications Inc.	6.400%	2/15/38	12,500	14,620

Verizon Communications Inc.	6.900%	4/15/38	5,125	6,332
Verizon Communications Inc.	7.350%	4/1/39	8,800	11,377
Verizon Communications Inc.	6.000%	4/1/41	4,855	5,503
Verizon Communications Inc.	4.750%	11/1/41	8,175	7,875
Verizon Communications Inc.	3.850%	11/1/42	5,200	4,340
Verizon Communications Inc.	6.550%	9/15/43	70,275	85,029
Verizon Maryland LLC	5.125%	6/15/33	2,675	2,681
Verizon New England Inc.	7.875%	11/15/29	1,225	1,498
Verizon New York Inc.	7.375%	4/1/32	7,900	9,431
Vodafone Group plc	5.625%	2/27/17	16,490	18,526
Vodafone Group plc	1.625%	3/20/17	1,300	1,313
Vodafone Group plc	1.250%	9/26/17	13,725	13,571
Vodafone Group plc	1.500%	2/19/18	5,400	5,316
Vodafone Group plc	4.625%	7/15/18	2,200	2,435
Vodafone Group plc	5.450%	6/10/19	5,000	5,724
Vodafone Group plc	4.375%	3/16/21	1,343	1,447
Vodafone Group plc	2.500%	9/26/22	1,500	1,373
Vodafone Group plc	2.950%	2/19/23	7,625	7,139
Vodafone Group plc	6.250%	11/30/32	2,675	3,104
Vodafone Group plc	6.150%	2/27/37	8,170	9,301
Vodafone Group plc	4.375%	2/19/43	6,175	5,557
WPP Finance 2010	4.750%	11/21/21	7,701	8,249
WPP Finance 2010	5.125%	9/7/42	700	689
WPP Finance 2010	5.625%	11/15/43	2,600	2,743

Consumer Cyclical (1.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,275	1,407
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,905
Amazon.com Inc.	0.650%	11/27/15	3,075	3,084
Amazon.com Inc.	1.200%	11/29/17	6,650	6,574
Amazon.com Inc.	2.500%	11/29/22	4,300	4,008
American Honda Finance Corp.	1.125%	10/7/16	5,000	5,039
American Honda Finance Corp.	2.125%	10/10/18	3,650	3,665
AutoZone Inc.	1.300%	1/13/17	8,000	8,001
AutoZone Inc.	7.125%	8/1/18	7,100	8,491
BorgWarner Inc.	4.625%	9/15/20	400	429
Brinker International Inc.	2.600%	5/15/18	6,938	6,880
Brinker International Inc.	3.875%	5/15/23	15,225	14,277
Carnival Corp.	1.200%	2/5/16	1,600	1,604
Carnival Corp.	1.875%	12/15/17	1,250	1,250
Carnival Corp.	3.950%	10/15/20	1,175	1,204
Costco Wholesale Corp.	0.650%	12/7/15	5,000	5,017
Costco Wholesale Corp.	5.500%	3/15/17	5,400	6,079
Costco Wholesale Corp.	1.125%	12/15/17	8,175	8,090
Costco Wholesale Corp.	1.700%	12/15/19	6,500	6,297
Cummins Inc.	3.650%	10/1/23	2,750	2,794
Cummins Inc.	4.875%	10/1/43	3,175	3,408
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,312
CVS Caremark Corp.	6.125%	8/15/16	1,425	1,592
CVS Caremark Corp.	1.200%	12/5/16	650	654
CVS Caremark Corp.	5.750%	6/1/17	12,488	14,119
CVS Caremark Corp.	2.250%	12/5/18	4,600	4,609
CVS Caremark Corp.	4.125%	5/15/21	250	266
CVS Caremark Corp.	2.750%	12/1/22	5,025	4,741
CVS Caremark Corp.	4.000%	12/5/23	5,570	5,717
CVS Caremark Corp.	6.250%	6/1/27	4,175	5,099
CVS Caremark Corp.	6.125%	9/15/39	3,975	4,793

CVS Caremark Corp.	5.750%	5/15/41	3,595	4,154
CVS Caremark Corp.	5.300%	12/5/43	10,500	11,563
6 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,384
Daimler Finance North America LLC	8.500%	1/18/31	7,620	11,317
Darden Restaurants Inc.	6.200%	10/15/17	2,025	2,305
Darden Restaurants Inc.	4.500%	10/15/21	230	227
Darden Restaurants Inc.	3.350%	11/1/22	1,850	1,670
Delphi Corp.	6.125%	5/15/21	1,700	1,891
Delphi Corp.	5.000%	2/15/23	5,550	5,890
Dollar General Corp.	3.250%	4/15/23	10,420	9,793
eBay Inc.	1.625%	10/15/15	1,150	1,171
eBay Inc.	1.350%	7/15/17	5,375	5,373
eBay Inc.	3.250%	10/15/20	1,175	1,204
eBay Inc.	2.600%	7/15/22	800	760
eBay Inc.	4.000%	7/15/42	3,575	3,142
Expedia Inc.	7.456%	8/15/18	250	295
Expedia Inc.	5.950%	8/15/20	10,800	11,930
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,332
Ford Holdings LLC	9.300%	3/1/30	175	247
Ford Motor Co.	6.500%	8/1/18	1,025	1,182
Ford Motor Co.	6.625%	10/1/28	3,075	3,623
Ford Motor Co.	6.375%	2/1/29	2,375	2,708
Ford Motor Co.	7.450%	7/16/31	9,475	12,183
Ford Motor Co.	4.750%	1/15/43	10,125	9,806
Ford Motor Co.	7.400%	11/1/46	2,650	3,440
Ford Motor Credit Co. LLC	7.000%	4/15/15	10,725	11,406
Ford Motor Credit Co. LLC	2.750%	5/15/15	6,475	6,613
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,200	3,593
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,400	4,693
Ford Motor Credit Co. LLC	4.207%	4/15/16	8,190	8,693
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,875	1,989
Ford Motor Credit Co. LLC	8.000%	12/15/16	14,575	17,063
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,750	2,951
Ford Motor Credit Co. LLC	3.000%	6/12/17	8,500	8,825
Ford Motor Credit Co. LLC	6.625%	8/15/17	15,225	17,590
Ford Motor Credit Co. LLC	2.375%	1/16/18	5,000	5,052
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,375	12,571
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,500	1,487
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,565	15,856
Ford Motor Credit Co. LLC	5.750%	2/1/21	10,075	11,472
Ford Motor Credit Co. LLC	5.875%	8/2/21	9,350	10,727
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	4,866
Ford Motor Credit Co. LLC	4.375%	8/6/23	8,325	8,584
Gap Inc.	5.950%	4/12/21	19,175	21,579
Historic TW Inc.	9.150%	2/1/23	3,425	4,679
Historic TW Inc.	6.625%	5/15/29	4,425	5,332
Home Depot Inc.	5.400%	3/1/16	7,970	8,692
Home Depot Inc.	2.250%	9/10/18	11,800	11,997
Home Depot Inc.	4.400%	4/1/21	3,230	3,556
Home Depot Inc.	2.700%	4/1/23	7,000	6,643
Home Depot Inc.	3.750%	2/15/24	14,080	14,392
Home Depot Inc.	5.875%	12/16/36	13,472	16,205
Home Depot Inc.	5.400%	9/15/40	1,890	2,137
Home Depot Inc.	5.950%	4/1/41	5,575	6,785
Home Depot Inc.	4.875%	2/15/44	4,800	5,130
Host Hotels & Resorts LP	5.875%	6/15/19	5,926	6,415
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,398

Host Hotels & Resorts LP	5.250%	3/15/22	3,794	4,131
Host Hotels & Resorts LP	3.750%	10/15/23	1,125	1,091
Hyatt Hotels Corp.	3.375%	7/15/23	4,450	4,228
International Game Technology	7.500%	6/15/19	2,765	3,250
International Game Technology	5.500%	6/15/20	2,105	2,282
Johnson Controls Inc.	5.500%	1/15/16	4,000	4,327
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,528
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,556
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,791
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,475
Johnson Controls Inc.	6.000%	1/15/36	350	405
Johnson Controls Inc.	5.700%	3/1/41	795	899
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,572
Kohl's Corp.	6.250%	12/15/17	2,625	3,015
Kohl's Corp.	4.000%	11/1/21	2,955	3,016
Kohl's Corp.	6.000%	1/15/33	300	323
Kohl's Corp.	6.875%	12/15/37	700	826
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,143
Lowe's Cos. Inc.	6.100%	9/15/17	875	1,007
Lowe's Cos. Inc.	4.625%	4/15/20	3,355	3,691
Lowe's Cos. Inc.	3.750%	4/15/21	4,045	4,267
Lowe's Cos. Inc.	3.800%	11/15/21	3,775	3,984
Lowe's Cos. Inc.	3.120%	4/15/22	2,125	2,117
Lowe's Cos. Inc.	3.875%	9/15/23	4,275	4,430
Lowe's Cos. Inc.	6.875%	2/15/28	350	436
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,280
Lowe's Cos. Inc.	5.800%	10/15/36	7,175	8,379
Lowe's Cos. Inc.	5.800%	4/15/40	120	141
Lowe's Cos. Inc.	5.125%	11/15/41	1,200	1,299
Lowe's Cos. Inc.	4.650%	4/15/42	6,800	6,911
Lowe's Cos. Inc.	5.000%	9/15/43	5,650	6,007
Macy's Retail Holdings Inc.	7.875%	7/15/15	5,115	5,556
Macy's Retail Holdings Inc.	5.900%	12/1/16	2,626	2,929
Macy's Retail Holdings Inc.	3.875%	1/15/22	9,100	9,385
Macy's Retail Holdings Inc.	2.875%	2/15/23	10,608	9,926
Macy's Retail Holdings Inc.	4.375%	9/1/23	5,715	5,935
Macy's Retail Holdings Inc.	7.000%	2/15/28	2,600	3,153
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,500	1,824
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,300	2,759
Macy's Retail Holdings Inc.	5.125%	1/15/42	5,025	5,167
Macy's Retail Holdings Inc.	4.300%	2/15/43	2,725	2,487
Marriott International Inc.	3.000%	3/1/19	1,750	1,784
Marriott International Inc.	3.375%	10/15/20	1,050	1,062
Marriott International Inc.	3.250%	9/15/22	7,925	7,667
MasterCard Inc.	2.000%	4/1/19	2,175	2,162
MasterCard Inc.	3.375%	4/1/24	4,150	4,144
McDonald's Corp.	5.300%	3/15/17	300	336
McDonald's Corp.	5.800%	10/15/17	4,050	4,648
McDonald's Corp.	5.350%	3/1/18	4,995	5,677
McDonald's Corp.	5.000%	2/1/19	4,525	5,116
McDonald's Corp.	2.625%	1/15/22	11,090	10,756
McDonald's Corp.	6.300%	10/15/37	325	408
McDonald's Corp.	6.300%	3/1/38	1,825	2,304
McDonald's Corp.	3.700%	2/15/42	7,525	6,744
McDonald's Corp.	3.625%	5/1/43	1,550	1,364
MDC Holdings Inc.	6.000%	1/15/43	6,975	6,236
NIKE Inc.	2.250%	5/1/23	375	345

NIKE Inc.	3.625%	5/1/43	1,125	999
Nordstrom Inc.	6.250%	1/15/18	5,625	6,492
Nordstrom Inc.	4.750%	5/1/20	2,675	2,937
Nordstrom Inc.	4.000%	10/15/21	7,190	7,566
6 Nordstrom Inc.	5.000%	1/15/44	1,910	1,993
NVR Inc.	3.950%	9/15/22	1,900	1,886
O'Reilly Automotive Inc.	4.875%	1/14/21	600	647
O'Reilly Automotive Inc.	3.800%	9/1/22	4,554	4,508
O'Reilly Automotive Inc.	3.850%	6/15/23	1,000	988
PACCAR Financial Corp.	1.050%	6/5/15	750	756
PACCAR Financial Corp.	1.150%	8/16/16	5,150	5,191
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,758
6 QVC Inc.	3.125%	4/1/19	1,550	1,548
QVC Inc.	5.125%	7/2/22	425	442
QVC Inc.	4.375%	3/15/23	650	640
6 QVC Inc.	4.850%	4/1/24	4,150	4,165
QVC Inc.	5.950%	3/15/43	3,075	3,089
Ralph Lauren Corp.	2.125%	9/26/18	1,675	1,676
Staples Inc.	2.750%	1/12/18	9,000	9,104
Staples Inc.	4.375%	1/12/23	2,628	2,535
Starbucks Corp.	0.875%	12/5/16	2,525	2,522
Starbucks Corp.	2.000%	12/5/18	1,700	1,690
Starbucks Corp.	3.850%	10/1/23	5,350	5,456
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	5,500	5,186
Target Corp.	5.875%	7/15/16	2,825	3,151
Target Corp.	5.375%	5/1/17	850	954
Target Corp.	6.000%	1/15/18	3,555	4,098
Target Corp.	3.875%	7/15/20	5,630	6,031
Target Corp.	2.900%	1/15/22	10,700	10,500
Target Corp.	6.350%	11/1/32	2,075	2,550
Target Corp.	6.500%	10/15/37	7,100	8,960
Target Corp.	7.000%	1/15/38	4,850	6,432
Target Corp.	4.000%	7/1/42	5,000	4,605
Time Warner Cos. Inc.	7.570%	2/1/24	325	405
Time Warner Cos. Inc.	6.950%	1/15/28	7,150	8,949
Time Warner Inc.	3.150%	7/15/15	8,518	8,802
Time Warner Inc.	5.875%	11/15/16	2,525	2,833
Time Warner Inc.	4.875%	3/15/20	3,360	3,719
Time Warner Inc.	4.700%	1/15/21	4,350	4,755
Time Warner Inc.	4.750%	3/29/21	7,975	8,753
Time Warner Inc.	4.000%	1/15/22	295	306
Time Warner Inc.	3.400%	6/15/22	250	248
Time Warner Inc.	4.050%	12/15/23	525	536
Time Warner Inc.	7.625%	4/15/31	5,700	7,562
Time Warner Inc.	7.700%	5/1/32	6,050	8,113
Time Warner Inc.	6.500%	11/15/36	9,090	10,805
Time Warner Inc.	6.200%	3/15/40	950	1,097
Time Warner Inc.	6.100%	7/15/40	4,150	4,783
Time Warner Inc.	6.250%	3/29/41	5,275	6,180
Time Warner Inc.	5.375%	10/15/41	295	313
Time Warner Inc.	4.900%	6/15/42	2,985	2,991
Time Warner Inc.	5.350%	12/15/43	1,200	1,279
TJX Cos. Inc.	6.950%	4/15/19	1,425	1,706
TJX Cos. Inc.	2.500%	5/15/23	2,800	2,597
Toyota Motor Credit Corp.	1.000%	2/17/15	4,850	4,880
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,683
Toyota Motor Credit Corp.	0.875%	7/17/15	2,700	2,717

Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	1,965
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,210
Toyota Motor Credit Corp.	2.050%	1/12/17	15,855	16,282
Toyota Motor Credit Corp.	1.250%	10/5/17	5,100	5,061
Toyota Motor Credit Corp.	1.375%	1/10/18	6,125	6,062
Toyota Motor Credit Corp.	2.000%	10/24/18	7,625	7,613
Toyota Motor Credit Corp.	2.100%	1/17/19	9,975	9,936
Toyota Motor Credit Corp.	4.500%	6/17/20	1,723	1,892
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,395
Toyota Motor Credit Corp.	3.400%	9/15/21	1,845	1,899
Toyota Motor Credit Corp.	3.300%	1/12/22	5,725	5,779
Toyota Motor Credit Corp.	2.625%	1/10/23	6,975	6,607
VF Corp.	5.950%	11/1/17	1,975	2,277
VF Corp.	3.500%	9/1/21	4,695	4,830
VF Corp.	6.450%	11/1/37	1,275	1,592
Viacom Inc.	2.500%	12/15/16	300	311
Viacom Inc.	3.500%	4/1/17	5,335	5,670
Viacom Inc.	6.125%	10/5/17	1,250	1,440
Viacom Inc.	2.500%	9/1/18	3,025	3,068
Viacom Inc.	2.200%	4/1/19	2,075	2,063
Viacom Inc.	5.625%	9/15/19	10,235	11,700
Viacom Inc.	3.875%	12/15/21	13,790	14,115
Viacom Inc.	4.250%	9/1/23	8,600	8,861
Viacom Inc.	3.875%	4/1/24	4,000	3,994
Viacom Inc.	6.875%	4/30/36	6,585	8,167
Viacom Inc.	4.500%	2/27/42	2,500	2,286
Viacom Inc.	4.375%	3/15/43	333	297
Viacom Inc.	5.850%	9/1/43	8,750	9,678
Viacom Inc.	5.250%	4/1/44	2,000	2,047
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,489
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,338
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,306
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,335
Wal-Mart Stores Inc.	5.375%	4/5/17	625	705
Wal-Mart Stores Inc.	5.800%	2/15/18	8,295	9,574
Wal-Mart Stores Inc.	1.950%	12/15/18	10,375	10,376
Wal-Mart Stores Inc.	3.625%	7/8/20	4,750	5,025
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,036
Wal-Mart Stores Inc.	4.250%	4/15/21	13,235	14,459
Wal-Mart Stores Inc.	2.550%	4/11/23	5,000	4,712
Wal-Mart Stores Inc.	5.875%	4/5/27	12,150	14,827
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,105
Wal-Mart Stores Inc.	5.250%	9/1/35	3,280	3,690
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,040
Wal-Mart Stores Inc.	6.200%	4/15/38	13,305	16,661
Wal-Mart Stores Inc.	5.625%	4/1/40	2,050	2,424
Wal-Mart Stores Inc.	4.875%	7/8/40	8,595	9,232
Wal-Mart Stores Inc.	5.000%	10/25/40	5,300	5,799
Wal-Mart Stores Inc.	5.625%	4/15/41	13,545	15,971
Wal-Mart Stores Inc.	4.000%	4/11/43	5,000	4,669
Wal-Mart Stores Inc.	4.750%	10/2/43	13,350	14,058
Walgreen Co.	1.800%	9/15/17	10,300	10,371
Walgreen Co.	5.250%	1/15/19	1,970	2,238
Walgreen Co.	3.100%	9/15/22	7,550	7,244
Walgreen Co.	4.400%	9/15/42	1,300	1,222
Walt Disney Co.	0.875%	12/1/14	7,225	7,257
Walt Disney Co.	0.450%	12/1/15	1,650	1,650

Walt Disney Co.	1.350%	8/16/16	235	239
Walt Disney Co.	5.625%	9/15/16	3,425	3,823
Walt Disney Co.	1.125%	2/15/17	3,775	3,783
Walt Disney Co.	1.100%	12/1/17	4,000	3,958
Walt Disney Co.	5.875%	12/15/17	1,875	2,168
Walt Disney Co.	2.350%	12/1/22	4,700	4,392
Walt Disney Co.	7.000%	3/1/32	2,025	2,732
Walt Disney Co.	4.125%	12/1/41	8,633	8,395
Walt Disney Co.	3.700%	12/1/42	2,875	2,612
Western Union Co.	5.930%	10/1/16	1,825	2,024
Western Union Co.	5.253%	4/1/20	347	378
Western Union Co.	6.200%	11/17/36	3,350	3,347
Western Union Co.	6.200%	6/21/40	1,100	1,091
Wyndham Worldwide Corp.	2.500%	3/1/18	975	982
Wyndham Worldwide Corp.	4.250%	3/1/22	1,300	1,316
Wyndham Worldwide Corp.	3.900%	3/1/23	600	590
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,098
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,138
Yum! Brands Inc.	6.250%	3/15/18	379	434
Yum! Brands Inc.	5.300%	9/15/19	685	764
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,209

Consumer Noncyclical (3.3%)
Abbott Laboratories	5.125%	4/1/19	6,846	7,779
Abbott Laboratories	4.125%	5/27/20	3,000	3,243
Abbott Laboratories	6.150%	11/30/37	2,405	3,021
Abbott Laboratories	6.000%	4/1/39	350	433
Abbott Laboratories	5.300%	5/27/40	2,255	2,620
AbbVie Inc.	1.200%	11/6/15	23,850	24,060
AbbVie Inc.	1.750%	11/6/17	16,785	16,835
AbbVie Inc.	2.000%	11/6/18	12,725	12,611
AbbVie Inc.	2.900%	11/6/22	10,000	9,614
AbbVie Inc.	4.400%	11/6/42	15,750	15,383
Actavis Inc.	1.875%	10/1/17	4,525	4,515
Actavis Inc.	3.250%	10/1/22	8,300	7,987
Actavis Inc.	4.625%	10/1/42	1,225	1,178
Allergan Inc.	5.750%	4/1/16	400	441
Allergan Inc.	3.375%	9/15/20	5,000	5,140
Altria Group Inc.	4.125%	9/11/15	775	813
Altria Group Inc.	9.700%	11/10/18	3,244	4,277
Altria Group Inc.	9.250%	8/6/19	401	530
Altria Group Inc.	4.750%	5/5/21	7,150	7,790
Altria Group Inc.	2.850%	8/9/22	18,050	16,940
Altria Group Inc.	2.950%	5/2/23	425	395
Altria Group Inc.	4.000%	1/31/24	16,350	16,395
Altria Group Inc.	9.950%	11/10/38	3,559	5,703
Altria Group Inc.	10.200%	2/6/39	5,395	8,843
Altria Group Inc.	4.250%	8/9/42	3,400	3,017
Altria Group Inc.	4.500%	5/2/43	5,175	4,754
Altria Group Inc.	5.375%	1/31/44	7,325	7,703
AmerisourceBergen Corp.	5.875%	9/15/15	1,875	2,014
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,093
AmerisourceBergen Corp.	3.500%	11/15/21	5,200	5,328
Amgen Inc.	2.300%	6/15/16	2,820	2,905
Amgen Inc.	2.500%	11/15/16	1,660	1,723
Amgen Inc.	2.125%	5/15/17	3,825	3,915
Amgen Inc.	5.850%	6/1/17	7,750	8,799

Amgen Inc.	6.150%	6/1/18	6,505	7,590
Amgen Inc.	5.700%	2/1/19	1,320	1,528
Amgen Inc.	3.450%	10/1/20	825	849
Amgen Inc.	4.100%	6/15/21	6,765	7,184
Amgen Inc.	3.875%	11/15/21	1,660	1,744
Amgen Inc.	3.625%	5/15/22	17,075	17,427
Amgen Inc.	6.375%	6/1/37	2,200	2,661
Amgen Inc.	6.900%	6/1/38	5,023	6,431
Amgen Inc.	6.400%	2/1/39	3,250	3,969
Amgen Inc.	5.750%	3/15/40	2,665	3,019
Amgen Inc.	4.950%	10/1/41	9,275	9,308
Amgen Inc.	5.150%	11/15/41	6,880	7,058
Amgen Inc.	5.650%	6/15/42	3,800	4,235
Amgen Inc.	5.375%	5/15/43	1,950	2,094
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,546
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,157
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,000
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,705	3,184
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	5,000	5,019
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	1,500	1,504
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	13,465	13,250
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	7,000	6,991
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	10,425	9,806
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,850	8,942
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,825	16,595
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,225	4,314
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	3,175	3,281
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	4,475	4,496
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,893	1,971
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	17,545	17,602
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	10,060	12,500
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,496
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	16,040	18,446
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,450	5,015
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,228
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	11,800	11,135
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,715	7,156
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	3,075	3,940
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	9,950	8,885
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	120
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,113
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,325
Archer-Daniels-Midland Co.	5.935%	10/1/32	650	767
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,225	3,641
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,970	5,914
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,125	1,973
3 Ascension Health Alliance	4.847%	11/15/53	4,875	4,995
AstraZeneca plc	5.900%	9/15/17	11,965	13,731
AstraZeneca plc	1.950%	9/18/19	2,500	2,443
AstraZeneca plc	6.450%	9/15/37	17,105	21,484
AstraZeneca plc	4.000%	9/18/42	1,000	930
Avon Products Inc.	5.750%	3/1/18	2,460	2,693
Avon Products Inc.	6.500%	3/1/19	1,135	1,269
Avon Products Inc.	4.600%	3/15/20	6,000	6,114
Avon Products Inc.	5.000%	3/15/23	200	200
Avon Products Inc.	6.950%	3/15/43	3,300	3,313

Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	850	906
Baxter International Inc.	5.900%	9/1/16	1,250	1,399
Baxter International Inc.	1.850%	1/15/17	8,350	8,516
Baxter International Inc.	4.250%	3/15/20	3,000	3,284
Baxter International Inc.	2.400%	8/15/22	8,535	7,905
Baxter International Inc.	3.200%	6/15/23	4,911	4,787
Baxter International Inc.	3.650%	8/15/42	1,400	1,215
Beam Inc.	1.875%	5/15/17	1,825	1,832
Beam Inc.	1.750%	6/15/18	1,025	1,000
Beam Inc.	3.250%	5/15/22	1,400	1,364
Beam Inc.	3.250%	6/15/23	850	821
Becton Dickinson & Co.	1.750%	11/8/16	90	92
Becton Dickinson & Co.	5.000%	5/15/19	450	504
Becton Dickinson & Co.	3.250%	11/12/20	8,340	8,536
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,016
Becton Dickinson & Co.	5.000%	11/12/40	6,622	7,245
Biogen Idec Inc.	6.875%	3/1/18	600	707
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,515
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,107
Boston Scientific Corp.	2.650%	10/1/18	4,050	4,080
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,458
Boston Scientific Corp.	4.125%	10/1/23	12,600	12,791
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,560
Boston Scientific Corp.	7.375%	1/15/40	1,125	1,489
Bottling Group LLC	5.500%	4/1/16	4,050	4,427
Bottling Group LLC	5.125%	1/15/19	4,169	4,735
Bristol-Myers Squibb Co.	1.750%	3/1/19	2,375	2,336
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,275	2,982
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	127
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,625	3,574
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	130
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,863	3,433
Bristol-Myers Squibb Co.	6.125%	5/1/38	910	1,131
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,925	1,569
Bristol-Myers Squibb Co.	4.500%	3/1/44	2,000	2,005
Brown-Forman Corp.	1.000%	1/15/18	800	781
Brown-Forman Corp.	2.250%	1/15/23	1,375	1,258
Brown-Forman Corp.	3.750%	1/15/43	1,800	1,606
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	605
Bunge Ltd. Finance Corp.	8.500%	6/15/19	6,975	8,580
Campbell Soup Co.	3.050%	7/15/17	525	551
Campbell Soup Co.	4.250%	4/15/21	2,175	2,319
Campbell Soup Co.	2.500%	8/2/22	4,000	3,642
Campbell Soup Co.	3.800%	8/2/42	1,300	1,109
Cardinal Health Inc.	4.000%	6/15/15	100	104
Cardinal Health Inc.	1.700%	3/15/18	3,850	3,817
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,379
Cardinal Health Inc.	3.200%	6/15/22	5,000	4,872
Cardinal Health Inc.	3.200%	3/15/23	3,450	3,345
Cardinal Health Inc.	4.600%	3/15/43	475	467
CareFusion Corp.	6.375%	8/1/19	5,085	5,815
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,150	2,113
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	7,400	6,782
Celgene Corp.	2.450%	10/15/15	750	769
Celgene Corp.	2.300%	8/15/18	2,500	2,508
Celgene Corp.	3.950%	10/15/20	5,075	5,323

Celgene Corp.	3.250%	8/15/22	2,250	2,203
Celgene Corp.	4.000%	8/15/23	2,050	2,086
Celgene Corp.	5.700%	10/15/40	3,707	4,153
Celgene Corp.	5.250%	8/15/43	3,100	3,290
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,042
Clorox Co.	5.000%	1/15/15	525	543
Clorox Co.	3.550%	11/1/15	1,850	1,930
Clorox Co.	5.950%	10/15/17	2,832	3,242
Coca-Cola Co.	0.750%	3/13/15	575	578
Coca-Cola Co.	1.500%	11/15/15	3,775	3,840
Coca-Cola Co.	1.800%	9/1/16	2,900	2,974
Coca-Cola Co.	5.350%	11/15/17	7,825	8,952
Coca-Cola Co.	1.650%	3/14/18	725	727
Coca-Cola Co.	1.150%	4/1/18	150	148
Coca-Cola Co.	1.650%	11/1/18	4,100	4,072
Coca-Cola Co.	4.875%	3/15/19	5,910	6,672
Coca-Cola Co.	2.450%	11/1/20	6,600	6,510
Coca-Cola Co.	3.150%	11/15/20	1,100	1,129
Coca-Cola Co.	3.300%	9/1/21	5,000	5,122
Coca-Cola Co.	2.500%	4/1/23	5,000	4,694
Coca-Cola Co.	3.200%	11/1/23	13,700	13,519
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,625
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,350	2,411
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	842
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	10,250	10,270
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,000	11,720
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,706
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,404
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,418
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,472
Colgate-Palmolive Co.	2.300%	5/3/22	7,025	6,663
Colgate-Palmolive Co.	1.950%	2/1/23	5,250	4,729
ConAgra Foods Inc.	1.300%	1/25/16	2,500	2,518
ConAgra Foods Inc.	5.819%	6/15/17	225	254
ConAgra Foods Inc.	1.900%	1/25/18	9,210	9,127
ConAgra Foods Inc.	2.100%	3/15/18	5,990	5,952
ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,826
ConAgra Foods Inc.	3.200%	1/25/23	6,350	6,070
ConAgra Foods Inc.	7.125%	10/1/26	1,515	1,860
ConAgra Foods Inc.	8.250%	9/15/30	675	900
ConAgra Foods Inc.	6.625%	8/15/39	5,500	6,680
ConAgra Foods Inc.	4.650%	1/25/43	4,500	4,336
Covidien International Finance SA	1.350%	5/29/15	2,500	2,520
Covidien International Finance SA	6.000%	10/15/17	4,332	4,980
Covidien International Finance SA	3.200%	6/15/22	10,869	10,735
Covidien International Finance SA	2.950%	6/15/23	8,500	8,062
Covidien International Finance SA	6.550%	10/15/37	3,199	4,130
CR Bard Inc.	1.375%	1/15/18	4,050	3,981
CR Bard Inc.	4.400%	1/15/21	2,220	2,392
Delhaize Group SA	6.500%	6/15/17	235	266
Delhaize Group SA	5.700%	10/1/40	14,041	14,320
DENTSPLY International Inc.	2.750%	8/15/16	100	104
DENTSPLY International Inc.	4.125%	8/15/21	125	129
Diageo Capital plc	0.625%	4/29/16	1,000	996
Diageo Capital plc	5.500%	9/30/16	425	474
Diageo Capital plc	1.500%	5/11/17	10,750	10,788
Diageo Capital plc	5.750%	10/23/17	8,676	9,940

Diageo Capital plc	4.828%	7/15/20	3,300	3,682
Diageo Capital plc	2.625%	4/29/23	16,000	14,869
Diageo Capital plc	5.875%	9/30/36	200	239
Diageo Capital plc	3.875%	4/29/43	1,200	1,091
Diageo Finance BV	5.300%	10/28/15	1,800	1,934
Diageo Investment Corp.	2.875%	5/11/22	7,575	7,346
Diageo Investment Corp.	7.450%	4/15/35	200	279
Diageo Investment Corp.	4.250%	5/11/42	3,650	3,559
Dignity Health California GO	3.125%	11/1/22	900	828
Dignity Health California GO	4.500%	11/1/42	4,600	4,076
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,160
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,920	2,264
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	7,785	7,860
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,475	2,378
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,300	1,221
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	578
Edwards Lifesciences Corp.	2.875%	10/15/18	950	959
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,399
Eli Lilly & Co.	1.950%	3/15/19	3,500	3,474
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,435
Eli Lilly & Co.	5.550%	3/15/37	6,100	7,053
Eli Lilly & Co.	5.950%	11/15/37	235	285
Eli Lilly & Co.	4.650%	6/15/44	4,600	4,738
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,388
Energizer Holdings Inc.	4.700%	5/24/22	1,750	1,801
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,700	1,592
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	239
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	529
Express Scripts Holding Co.	3.125%	5/15/16	5,000	5,223
Express Scripts Holding Co.	3.500%	11/15/16	7,134	7,559
Express Scripts Holding Co.	2.650%	2/15/17	7,015	7,268
Express Scripts Holding Co.	4.750%	11/15/21	5,738	6,229
Express Scripts Holding Co.	3.900%	2/15/22	22,150	22,704
Express Scripts Holding Co.	6.125%	11/15/41	8,880	10,507
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,544
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	552
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,600	2,291
Genentech Inc.	4.750%	7/15/15	800	842
Genentech Inc.	5.250%	7/15/35	4,720	5,301
General Mills Inc.	5.700%	2/15/17	2,525	2,839
General Mills Inc.	5.650%	2/15/19	8,175	9,414
General Mills Inc.	3.150%	12/15/21	11,875	11,945
General Mills Inc.	3.650%	2/15/24	2,725	2,733
General Mills Inc.	5.400%	6/15/40	4,505	5,061
Genzyme Corp.	3.625%	6/15/15	2,875	2,980
Gilead Sciences Inc.	3.050%	12/1/16	5,375	5,653
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,215
Gilead Sciences Inc.	4.400%	12/1/21	13,452	14,557
Gilead Sciences Inc.	3.700%	4/1/24	9,125	9,145
Gilead Sciences Inc.	5.650%	12/1/41	5,325	6,116
Gilead Sciences Inc.	4.800%	4/1/44	16,200	16,600
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	11,580	13,303
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	13,781	13,217
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	775	888
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,760	18,868
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	175	170
GlaxoSmithKline Capital plc	0.750%	5/8/15	4,475	4,496

GlaxoSmithKline Capital plc	1.500%	5/8/17	13,500	13,592
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,725	7,548
Hasbro Inc.	6.300%	9/15/17	1,375	1,571
Hasbro Inc.	6.350%	3/15/40	1,200	1,366
Hershey Co.	5.450%	9/1/16	425	473
Hershey Co.	1.500%	11/1/16	2,125	2,165
Hershey Co.	4.125%	12/1/20	1,710	1,860
Hormel Foods Corp.	4.125%	4/15/21	625	666
Ingredion Inc.	3.200%	11/1/15	1,700	1,759
Ingredion Inc.	4.625%	11/1/20	890	950
Ingredion Inc.	6.625%	4/15/37	575	679
International Flavors & Fragrances Inc.	3.200%	5/1/23	525	504
JM Smucker Co.	3.500%	10/15/21	995	1,018
Johnson & Johnson	5.550%	8/15/17	2,050	2,347
Johnson & Johnson	5.150%	7/15/18	4,550	5,205
Johnson & Johnson	1.650%	12/5/18	1,250	1,244
Johnson & Johnson	2.950%	9/1/20	10,000	10,351
Johnson & Johnson	3.550%	5/15/21	2,325	2,488
Johnson & Johnson	6.730%	11/15/23	1,203	1,541
Johnson & Johnson	3.375%	12/5/23	1,250	1,281
Johnson & Johnson	6.950%	9/1/29	1,300	1,756
Johnson & Johnson	4.950%	5/15/33	1,600	1,803
Johnson & Johnson	4.375%	12/5/33	3,835	4,026
Johnson & Johnson	5.950%	8/15/37	1,330	1,650
Johnson & Johnson	4.500%	9/1/40	1,370	1,425
Johnson & Johnson	4.500%	12/5/43	1,000	1,039
Kaiser Foundation Hospitals	3.500%	4/1/22	900	882
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	1,899
Kellogg Co.	4.450%	5/30/16	3,200	3,436
Kellogg Co.	1.875%	11/17/16	4,400	4,485
Kellogg Co.	4.000%	12/15/20	9,005	9,499
Kellogg Co.	7.450%	4/1/31	1,150	1,516
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	1,987
Kimberly-Clark Corp.	6.125%	8/1/17	5,804	6,721
Kimberly-Clark Corp.	7.500%	11/1/18	800	992
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,327
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,133
Kimberly-Clark Corp.	2.400%	3/1/22	4,825	4,625
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,485
Kimberly-Clark Corp.	6.625%	8/1/37	200	263
Kimberly-Clark Corp.	5.300%	3/1/41	1,950	2,230
Kimberly-Clark Corp.	3.700%	6/1/43	1,275	1,138
Koninklijke Philips NV	5.750%	3/11/18	2,725	3,113
Koninklijke Philips NV	3.750%	3/15/22	8,500	8,752
Koninklijke Philips NV	6.875%	3/11/38	4,795	6,238
Koninklijke Philips NV	5.000%	3/15/42	9,575	10,164
Kraft Foods Group Inc.	1.625%	6/4/15	1,400	1,417
Kraft Foods Group Inc.	2.250%	6/5/17	2,150	2,205
Kraft Foods Group Inc.	6.125%	8/23/18	19,252	22,461
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,900
Kraft Foods Group Inc.	3.500%	6/6/22	10,825	10,892
Kraft Foods Group Inc.	6.875%	1/26/39	150	194
Kraft Foods Group Inc.	6.500%	2/9/40	7,700	9,672
Kraft Foods Group Inc.	5.000%	6/4/42	5,375	5,611
Kroger Co.	3.900%	10/1/15	2,350	2,459
Kroger Co.	2.200%	1/15/17	6,775	6,931
Kroger Co.	6.400%	8/15/17	435	500

Kroger Co.	6.800%	12/15/18	2,400	2,855
Kroger Co.	2.300%	1/15/19	5,845	5,788
Kroger Co.	6.150%	1/15/20	650	758
Kroger Co.	3.300%	1/15/21	1,850	1,845
Kroger Co.	3.850%	8/1/23	2,500	2,486
Kroger Co.	7.700%	6/1/29	2,800	3,589
Kroger Co.	8.000%	9/15/29	8,675	11,306
Kroger Co.	7.500%	4/1/31	625	800
Kroger Co.	5.150%	8/1/43	1,000	1,025
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,102
Laboratory Corp. of America Holdings	2.200%	8/23/17	9,175	9,291
Laboratory Corp. of America Holdings	2.500%	11/1/18	500	500
Laboratory Corp. of America Holdings	3.750%	8/23/22	725	720
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	547
Life Technologies Corp.	4.400%	3/1/15	1,700	1,758
Life Technologies Corp.	3.500%	1/15/16	2,800	2,922
Life Technologies Corp.	6.000%	3/1/20	2,340	2,696
Life Technologies Corp.	5.000%	1/15/21	1,350	1,490
Lorillard Tobacco Co.	3.500%	8/4/16	13,355	14,088
Lorillard Tobacco Co.	2.300%	8/21/17	5,100	5,213
Lorillard Tobacco Co.	8.125%	6/23/19	2,825	3,499
Lorillard Tobacco Co.	3.750%	5/20/23	2,475	2,344
Lorillard Tobacco Co.	8.125%	5/1/40	8,989	11,539
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,778
Mattel Inc.	2.500%	11/1/16	1,125	1,162
Mattel Inc.	1.700%	3/15/18	550	543
Mattel Inc.	3.150%	3/15/23	750	720
Mattel Inc.	5.450%	11/1/41	845	889
3 Mayo Clinic	3.774%	11/15/43	1,125	1,001
3 Mayo Clinic	4.000%	11/15/47	1,125	1,030
McCormick & Co. Inc.	3.900%	7/15/21	875	924
McCormick & Co. Inc.	3.500%	9/1/23	1,400	1,413
McKesson Corp.	3.250%	3/1/16	1,628	1,700
McKesson Corp.	5.700%	3/1/17	5,000	5,562
McKesson Corp.	1.292%	3/10/17	1,000	1,000
McKesson Corp.	7.500%	2/15/19	550	669
McKesson Corp.	2.284%	3/15/19	5,500	5,461
McKesson Corp.	4.750%	3/1/21	1,740	1,892
McKesson Corp.	2.700%	12/15/22	5,600	5,221
McKesson Corp.	3.796%	3/15/24	2,000	1,999
McKesson Corp.	6.000%	3/1/41	5,500	6,448
McKesson Corp.	4.883%	3/15/44	2,650	2,703
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,529
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,135	1,304
Medco Health Solutions Inc.	2.750%	9/15/15	3,025	3,108
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	10,757
Medco Health Solutions Inc.	4.125%	9/15/20	590	622
Medtronic Inc.	3.000%	3/15/15	4,495	4,613
Medtronic Inc.	4.750%	9/15/15	1,775	1,886
Medtronic Inc.	1.375%	4/1/18	6,845	6,760
Medtronic Inc.	5.600%	3/15/19	1,000	1,149
Medtronic Inc.	4.450%	3/15/20	1,650	1,822
Medtronic Inc.	4.125%	3/15/21	590	635
Medtronic Inc.	3.125%	3/15/22	17,680	17,695
Medtronic Inc.	3.625%	3/15/24	5,000	5,042
Medtronic Inc.	6.500%	3/15/39	500	641
Medtronic Inc.	5.550%	3/15/40	1,725	1,984

Medtronic Inc.	4.500%	3/15/42	4,875	4,940
Medtronic Inc.	4.625%	3/15/44	2,075	2,122
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	741
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	4,425	3,949
Merck & Co. Inc.	2.250%	1/15/16	3,850	3,969
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,660
Merck & Co. Inc.	1.100%	1/31/18	3,775	3,707
Merck & Co. Inc.	2.400%	9/15/22	8,750	8,209
Merck & Co. Inc.	2.800%	5/18/23	15,000	14,330
Merck & Co. Inc.	6.500%	12/1/33	4,150	5,421
Merck & Co. Inc.	6.550%	9/15/37	5,015	6,516
Merck & Co. Inc.	3.600%	9/15/42	1,800	1,577
Merck & Co. Inc.	4.150%	5/18/43	6,175	5,966
Merck Sharp & Dohme Corp.	4.750%	3/1/15	1,200	1,249
Merck Sharp & Dohme Corp.	4.000%	6/30/15	2,590	2,704
Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,845	8,907
Merck Sharp & Dohme Corp.	6.400%	3/1/28	1,525	1,905
Merck Sharp & Dohme Corp.	5.950%	12/1/28	775	941
Merck Sharp & Dohme Corp.	5.750%	11/15/36	325	388
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,025	1,244
Molson Coors Brewing Co.	2.000%	5/1/17	725	735
Molson Coors Brewing Co.	3.500%	5/1/22	800	802
Molson Coors Brewing Co.	5.000%	5/1/42	5,975	6,256
Mondelez International Inc.	4.125%	2/9/16	6,590	6,972
Mondelez International Inc.	6.500%	8/11/17	11,975	13,789
Mondelez International Inc.	6.125%	2/1/18	4,790	5,511
Mondelez International Inc.	5.375%	2/10/20	15,386	17,398
Mondelez International Inc.	6.500%	11/1/31	4,211	5,119
Mondelez International Inc.	6.500%	2/9/40	12,490	15,754
Mylan Inc.	1.800%	6/24/16	1,500	1,521
Mylan Inc.	1.350%	11/29/16	1,300	1,303
Mylan Inc.	2.600%	6/24/18	5,020	5,073
Mylan Inc.	2.550%	3/28/19	3,000	2,981
Mylan Inc.	4.200%	11/29/23	15,215	15,319
Mylan Inc.	5.400%	11/29/43	3,275	3,411
Newell Rubbermaid Inc.	2.050%	12/1/17	3,200	3,210
Newell Rubbermaid Inc.	4.000%	6/15/22	4,520	4,621
Novant Health Inc.	5.850%	11/1/19	2,125	2,454
Novant Health Inc.	4.371%	11/1/43	1,000	917
Novartis Capital Corp.	2.900%	4/24/15	14,370	14,769
Novartis Capital Corp.	2.400%	9/21/22	26,175	24,758
Novartis Capital Corp.	3.700%	9/21/42	3,075	2,790
Novartis Capital Corp.	4.400%	5/6/44	10,540	10,653
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,036
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,700	1,756
Pepsi Bottling Group Inc.	7.000%	3/1/29	375	491
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,563
PepsiCo Inc.	0.750%	3/5/15	3,125	3,138
PepsiCo Inc.	0.700%	8/13/15	1,910	1,914
PepsiCo Inc.	2.500%	5/10/16	11,390	11,809
PepsiCo Inc.	1.250%	8/13/17	9,200	9,193
PepsiCo Inc.	5.000%	6/1/18	425	478
PepsiCo Inc.	7.900%	11/1/18	1,575	1,974
PepsiCo Inc.	2.250%	1/7/19	3,050	3,072

PepsiCo Inc.	4.500%	1/15/20	2,800	3,089
PepsiCo Inc.	3.125%	11/1/20	4,925	5,039
PepsiCo Inc.	3.000%	8/25/21	11,530	11,573
PepsiCo Inc.	2.750%	3/5/22	16,050	15,545
PepsiCo Inc.	2.750%	3/1/23	10,000	9,487
PepsiCo Inc.	3.600%	3/1/24	1,200	1,207
PepsiCo Inc.	5.500%	1/15/40	1,425	1,628
PepsiCo Inc.	4.875%	11/1/40	4,285	4,521
PepsiCo Inc.	4.000%	3/5/42	6,600	6,062
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,502
6 Perrigo Co. plc	1.300%	11/8/16	200	200
6 Perrigo Co. plc	4.000%	11/15/23	14,216	14,246
6 Perrigo Co. plc	5.300%	11/15/43	3,575	3,708
Pfizer Inc.	1.500%	6/15/18	5,675	5,609
Pfizer Inc.	6.200%	3/15/19	24,670	29,189
Pfizer Inc.	7.200%	3/15/39	9,940	13,759
Pfizer Inc.	4.300%	6/15/43	7,300	7,220
Pharmacia Corp.	6.500%	12/1/18	6,000	7,194
Pharmacia Corp.	6.600%	12/1/28	625	806
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,194
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,287
Philip Morris International Inc.	1.125%	8/21/17	5,575	5,528
Philip Morris International Inc.	5.650%	5/16/18	11,040	12,665
Philip Morris International Inc.	4.500%	3/26/20	575	631
Philip Morris International Inc.	4.125%	5/17/21	2,758	2,977
Philip Morris International Inc.	2.900%	11/15/21	1,500	1,486
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,821
Philip Morris International Inc.	2.625%	3/6/23	5,125	4,790
Philip Morris International Inc.	3.600%	11/15/23	550	548
Philip Morris International Inc.	6.375%	5/16/38	5,600	6,883
Philip Morris International Inc.	4.375%	11/15/41	3,155	3,027
Philip Morris International Inc.	4.500%	3/20/42	10,620	10,330
Philip Morris International Inc.	3.875%	8/21/42	125	111
Philip Morris International Inc.	4.125%	3/4/43	2,850	2,623
Philip Morris International Inc.	4.875%	11/15/43	6,725	6,971
3 Procter & Gamble - Esop	9.360%	1/1/21	2,322	2,921
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,075
Procter & Gamble Co.	1.450%	8/15/16	9,645	9,816
Procter & Gamble Co.	4.700%	2/15/19	10,265	11,546
Procter & Gamble Co.	2.300%	2/6/22	5,164	4,926
Procter & Gamble Co.	6.450%	1/15/26	12,750	16,252
Procter & Gamble Co.	5.500%	2/1/34	5,000	5,879
Procter & Gamble Co.	5.800%	8/15/34	250	306
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,163
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,280
Quest Diagnostics Inc.	6.400%	7/1/17	175	199
Quest Diagnostics Inc.	2.700%	4/1/19	4,275	4,258
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,680
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,417
Quest Diagnostics Inc.	4.250%	4/1/24	2,550	2,545
Quest Diagnostics Inc.	6.950%	7/1/37	1,460	1,692
Reynolds American Inc.	1.050%	10/30/15	2,125	2,127
Reynolds American Inc.	6.750%	6/15/17	2,725	3,140
Reynolds American Inc.	7.750%	6/1/18	1,000	1,202
Reynolds American Inc.	3.250%	11/1/22	5,850	5,513
Reynolds American Inc.	4.850%	9/15/23	900	946
Reynolds American Inc.	7.250%	6/15/37	675	836

Reynolds American Inc.	4.750%	11/1/42	7,025	6,561
Reynolds American Inc.	6.150%	9/15/43	725	818
Safeway Inc.	3.400%	12/1/16	7,831	8,232
Safeway Inc.	6.350%	8/15/17	1,325	1,520
Safeway Inc.	5.000%	8/15/19	1,520	1,571
Safeway Inc.	4.750%	12/1/21	575	588
Safeway Inc.	7.250%	2/1/31	2,770	2,609
Sanofi	2.625%	3/29/16	10,800	11,233
Sanofi	1.250%	4/10/18	5,000	4,904
Sanofi	4.000%	3/29/21	8,865	9,517
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,520
St. Jude Medical Inc.	3.250%	4/15/23	18,100	17,516
St. Jude Medical Inc.	4.750%	4/15/43	8,575	8,567
Stryker Corp.	3.000%	1/15/15	800	817
Stryker Corp.	2.000%	9/30/16	2,285	2,349
Stryker Corp.	4.375%	1/15/20	700	764
Sysco Corp.	5.250%	2/12/18	8,095	9,055
Sysco Corp.	2.600%	6/12/22	2,325	2,199
Sysco Corp.	5.375%	9/21/35	1,948	2,165
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,131
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	2,940	2,945
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	17,225	15,999
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,000	5,667
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,004
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	5,458	5,486
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	10,575	10,086
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,088
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,774
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,845	1,896
Thermo Fisher Scientific Inc.	1.300%	2/1/17	825	822
Thermo Fisher Scientific Inc.	1.850%	1/15/18	3,000	2,988
Thermo Fisher Scientific Inc.	2.400%	2/1/19	245	245
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	570
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,450	9,076
Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,000	5,110
Thermo Fisher Scientific Inc.	3.150%	1/15/23	450	433
Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,125	2,183
Thermo Fisher Scientific Inc.	5.300%	2/1/44	600	644
Tupperware Brands Corp.	4.750%	6/1/21	2,000	2,101
Tyson Foods Inc.	4.500%	6/15/22	5,600	5,852
Unilever Capital Corp.	0.850%	8/2/17	9,885	9,701
Unilever Capital Corp.	4.800%	2/15/19	200	224
Unilever Capital Corp.	2.200%	3/6/19	2,955	2,954
Unilever Capital Corp.	4.250%	2/10/21	10,810	11,800
Unilever Capital Corp.	5.900%	11/15/32	3,025	3,864
UST LLC	5.750%	3/1/18	1,975	2,254
Whirlpool Corp.	8.600%	5/1/14	900	906
Whirlpool Corp.	1.350%	3/1/17	1,400	1,401
Whirlpool Corp.	4.700%	6/1/22	4,700	5,007
Whirlpool Corp.	4.000%	3/1/24	2,500	2,510
Whirlpool Corp.	5.150%	3/1/43	1,475	1,519
Wyeth LLC	5.500%	2/15/16	5,515	6,007
Wyeth LLC	5.450%	4/1/17	2,950	3,316
Wyeth LLC	6.450%	2/1/24	2,775	3,416
Wyeth LLC	6.500%	2/1/34	3,100	3,967
Wyeth LLC	6.000%	2/15/36	3,700	4,528

Wyeth LLC	5.950%	4/1/37	8,190	9,912
Zimmer Holdings Inc.	1.400%	11/30/14	850	855
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,771
Zimmer Holdings Inc.	3.375%	11/30/21	800	808
Zimmer Holdings Inc.	5.750%	11/30/39	1,600	1,882
Zoetis Inc.	1.150%	2/1/16	975	979
Zoetis Inc.	1.875%	2/1/18	6,350	6,315
Zoetis Inc.	3.250%	2/1/23	11,110	10,758
Zoetis Inc.	4.700%	2/1/43	775	769

Energy (1.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,737
Anadarko Finance Co.	7.500%	5/1/31	7,125	9,101
Anadarko Petroleum Corp.	5.950%	9/15/16	11,530	12,827
Anadarko Petroleum Corp.	6.375%	9/15/17	5,000	5,721
Anadarko Petroleum Corp.	8.700%	3/15/19	4,045	5,137
Anadarko Petroleum Corp.	6.950%	6/15/19	500	598
Anadarko Petroleum Corp.	6.450%	9/15/36	13,630	16,121
Anadarko Petroleum Corp.	7.950%	6/15/39	200	275
Apache Corp.	5.625%	1/15/17	250	280
Apache Corp.	1.750%	4/15/17	2,100	2,129
Apache Corp.	6.900%	9/15/18	9,745	11,701
Apache Corp.	3.625%	2/1/21	6,560	6,901
Apache Corp.	3.250%	4/15/22	2,751	2,774
Apache Corp.	6.000%	1/15/37	9,775	11,530
Apache Corp.	5.100%	9/1/40	8,325	8,779
Apache Corp.	5.250%	2/1/42	740	798
Apache Corp.	4.750%	4/15/43	7,099	7,148
Apache Corp.	4.250%	1/15/44	1,100	1,035
Baker Hughes Inc.	7.500%	11/15/18	3,425	4,225
Baker Hughes Inc.	3.200%	8/15/21	10,570	10,728
Baker Hughes Inc.	6.875%	1/15/29	300	393
Baker Hughes Inc.	5.125%	9/15/40	6,140	6,774
BJ Services Co.	6.000%	6/1/18	150	172
BP Capital Markets plc	3.125%	10/1/15	6,500	6,755
BP Capital Markets plc	0.700%	11/6/15	2,500	2,507
BP Capital Markets plc	3.200%	3/11/16	9,495	9,953
BP Capital Markets plc	2.248%	11/1/16	5,775	5,970
BP Capital Markets plc	1.846%	5/5/17	4,200	4,267
BP Capital Markets plc	1.625%	8/17/17	325	325
BP Capital Markets plc	1.375%	11/6/17	1,000	997
BP Capital Markets plc	1.375%	5/10/18	4,000	3,910
BP Capital Markets plc	2.241%	9/26/18	6,650	6,699
BP Capital Markets plc	4.750%	3/10/19	5,675	6,316
BP Capital Markets plc	2.237%	5/10/19	6,000	5,966
BP Capital Markets plc	4.500%	10/1/20	12,150	13,228
BP Capital Markets plc	4.742%	3/11/21	10,315	11,418
BP Capital Markets plc	3.561%	11/1/21	22,520	23,166
BP Capital Markets plc	3.245%	5/6/22	7,200	7,150
BP Capital Markets plc	2.500%	11/6/22	7,675	7,163
BP Capital Markets plc	2.750%	5/10/23	6,800	6,379
BP Capital Markets plc	3.994%	9/26/23	2,700	2,780
BP Capital Markets plc	3.814%	2/10/24	2,500	2,523
Burlington Resources Finance Co.	7.200%	8/15/31	975	1,315
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,449
Cameron International Corp.	6.375%	7/15/18	7,875	9,115
Cameron International Corp.	7.000%	7/15/38	440	556

Cameron International Corp.	5.125%	12/15/43	2,100	2,106
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,351
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,285
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,935	2,179
Canadian Natural Resources Ltd.	3.450%	11/15/21	8,365	8,458
Canadian Natural Resources Ltd.	3.800%	4/15/24	3,000	3,010
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,376
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,423
Canadian Natural Resources Ltd.	5.850%	2/1/35	350	391
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,200	2,682
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,725	2,066
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,500	1,882
Cenovus Energy Inc.	5.700%	10/15/19	8,550	9,810
Cenovus Energy Inc.	3.000%	8/15/22	3,300	3,157
Cenovus Energy Inc.	3.800%	9/15/23	5,000	4,975
Cenovus Energy Inc.	6.750%	11/15/39	3,525	4,377
Cenovus Energy Inc.	4.450%	9/15/42	3,400	3,233
Cenovus Energy Inc.	5.200%	9/15/43	4,700	4,914
Chevron Corp.	0.889%	6/24/16	6,325	6,364
Chevron Corp.	1.104%	12/5/17	5,775	5,721
Chevron Corp.	1.718%	6/24/18	9,925	9,909
Chevron Corp.	4.950%	3/3/19	2,750	3,119
Chevron Corp.	2.355%	12/5/22	9,125	8,563
Chevron Corp.	3.191%	6/24/23	5,500	5,451
Conoco Funding Co.	7.250%	10/15/31	2,225	3,032
ConocoPhillips	4.600%	1/15/15	11,640	12,020
ConocoPhillips	6.650%	7/15/18	2,475	2,950
ConocoPhillips	5.750%	2/1/19	8,690	10,136
ConocoPhillips	6.000%	1/15/20	2,845	3,370
ConocoPhillips	5.900%	10/15/32	725	871
ConocoPhillips	5.900%	5/15/38	1,370	1,688
ConocoPhillips	6.500%	2/1/39	12,438	16,368
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,065
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	3,025	3,703
ConocoPhillips Co.	1.050%	12/15/17	4,000	3,953
ConocoPhillips Co.	2.400%	12/15/22	5,875	5,519
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,807
Continental Resources Inc.	5.000%	9/15/22	14,975	15,705
Continental Resources Inc.	4.500%	4/15/23	8,200	8,507
Devon Energy Corp.	2.400%	7/15/16	800	824
Devon Energy Corp.	6.300%	1/15/19	3,275	3,840
Devon Energy Corp.	4.000%	7/15/21	2,000	2,095
Devon Energy Corp.	3.250%	5/15/22	26,325	25,931
Devon Energy Corp.	7.950%	4/15/32	1,350	1,844
Devon Energy Corp.	5.600%	7/15/41	3,645	4,052
Devon Energy Corp.	4.750%	5/15/42	6,650	6,613
Devon Financing Co. LLC	7.875%	9/30/31	9,125	12,400
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,397
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,733	3,175
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,690	5,135
Diamond Offshore Drilling Inc.	4.875%	11/1/43	5,000	4,869
Encana Corp.	5.900%	12/1/17	2,275	2,592
Encana Corp.	3.900%	11/15/21	11,885	12,206
Encana Corp.	7.200%	11/1/31	1,800	2,173
Encana Corp.	6.500%	8/15/34	2,925	3,401
Encana Corp.	6.625%	8/15/37	4,950	5,863
Energen Corp.	4.625%	9/1/21	2,000	1,984

Eni USA Inc.	7.300%	11/15/27	175	226
Ensco plc	3.250%	3/15/16	6,335	6,614
Ensco plc	4.700%	3/15/21	15,575	16,716
EOG Resources Inc.	2.500%	2/1/16	705	727
EOG Resources Inc.	5.875%	9/15/17	2,200	2,519
EOG Resources Inc.	5.625%	6/1/19	3,350	3,874
EOG Resources Inc.	4.400%	6/1/20	1,880	2,065
EOG Resources Inc.	4.100%	2/1/21	9,450	10,176
EOG Resources Inc.	2.625%	3/15/23	5,750	5,424
EQT Corp.	6.500%	4/1/18	3,175	3,587
EQT Corp.	8.125%	6/1/19	2,975	3,628
EQT Corp.	4.875%	11/15/21	2,500	2,647
FMC Technologies Inc.	2.000%	10/1/17	2,500	2,500
FMC Technologies Inc.	3.450%	10/1/22	1,400	1,338
Global Marine Inc.	7.000%	6/1/28	5,850	6,342
Halliburton Co.	1.000%	8/1/16	4,625	4,645
Halliburton Co.	2.000%	8/1/18	4,625	4,633
Halliburton Co.	5.900%	9/15/18	1,005	1,165
Halliburton Co.	6.150%	9/15/19	800	950
Halliburton Co.	3.250%	11/15/21	4,235	4,303
Halliburton Co.	3.500%	8/1/23	7,650	7,660
Halliburton Co.	6.700%	9/15/38	5,720	7,426
Halliburton Co.	7.450%	9/15/39	1,859	2,611
Halliburton Co.	4.500%	11/15/41	1,245	1,244
Halliburton Co.	4.750%	8/1/43	4,200	4,352
Hess Corp.	8.125%	2/15/19	9,829	12,308
Hess Corp.	7.875%	10/1/29	1,450	1,914
Hess Corp.	7.300%	8/15/31	950	1,205
Hess Corp.	7.125%	3/15/33	1,525	1,920
Hess Corp.	6.000%	1/15/40	8,325	9,489
Hess Corp.	5.600%	2/15/41	2,455	2,677
Husky Energy Inc.	6.150%	6/15/19	200	230
Husky Energy Inc.	7.250%	12/15/19	2,020	2,478
Husky Energy Inc.	3.950%	4/15/22	1,300	1,339
Husky Energy Inc.	6.800%	9/15/37	5,510	6,999
Kerr-McGee Corp.	6.950%	7/1/24	3,300	4,002
Kerr-McGee Corp.	7.875%	9/15/31	875	1,135
Marathon Oil Corp.	6.000%	10/1/17	17,810	20,363
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,405
Marathon Oil Corp.	2.800%	11/1/22	5,400	5,079
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,305
Marathon Oil Corp.	6.600%	10/1/37	4,800	6,005
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,048
Marathon Petroleum Corp.	5.125%	3/1/21	400	446
Marathon Petroleum Corp.	6.500%	3/1/41	6,089	7,405
Murphy Oil Corp.	2.500%	12/1/17	3,100	3,150
Murphy Oil Corp.	3.700%	12/1/22	1,400	1,358
Murphy Oil Corp.	7.050%	5/1/29	2,000	2,288
Murphy Oil Corp.	5.125%	12/1/42	875	815
6 Nabors Industries Inc.	2.350%	9/15/16	1,275	1,302
Nabors Industries Inc.	6.150%	2/15/18	9,545	10,788
Nabors Industries Inc.	9.250%	1/15/19	875	1,090
Nabors Industries Inc.	5.000%	9/15/20	5,985	6,397
6 Nabors Industries Inc.	5.100%	9/15/23	4,025	4,186
National Oilwell Varco Inc.	1.350%	12/1/17	1,875	1,855
National Oilwell Varco Inc.	2.600%	12/1/22	15,465	14,641
National Oilwell Varco Inc.	3.950%	12/1/42	1,400	1,303

Noble Energy Inc.	8.250%	3/1/19	7,953	9,926
Noble Energy Inc.	4.150%	12/15/21	12,300	12,943
Noble Energy Inc.	8.000%	4/1/27	4,895	6,491
Noble Energy Inc.	5.250%	11/15/43	8,060	8,413
Noble Holding International Ltd.	3.050%	3/1/16	440	455
Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,437
Noble Holding International Ltd.	4.900%	8/1/20	1,891	2,025
Noble Holding International Ltd.	3.950%	3/15/22	3,250	3,214
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,534
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,697
Noble Holding International Ltd.	5.250%	3/15/42	2,475	2,420
Occidental Petroleum Corp.	2.500%	2/1/16	3,355	3,467
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,804
Occidental Petroleum Corp.	1.750%	2/15/17	15,100	15,332
Occidental Petroleum Corp.	1.500%	2/15/18	4,650	4,602
Occidental Petroleum Corp.	4.100%	2/1/21	11,060	11,903
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	7,678
Occidental Petroleum Corp.	2.700%	2/15/23	5,325	5,044
Petro-Canada	6.050%	5/15/18	7,250	8,362
Petro-Canada	7.875%	6/15/26	500	664
Petro-Canada	7.000%	11/15/28	475	601
Petro-Canada	5.350%	7/15/33	1,425	1,538
Petro-Canada	5.950%	5/15/35	8,455	9,778
Petro-Canada	6.800%	5/15/38	5,525	6,949
Petrohawk Energy Corp.	7.250%	8/15/18	3,400	3,604
Petrohawk Energy Corp.	6.250%	6/1/19	6,300	6,867
Phillips 66	2.950%	5/1/17	7,425	7,756
Phillips 66	4.300%	4/1/22	21,885	23,124
Phillips 66	5.875%	5/1/42	6,400	7,393
Pioneer Natural Resources Co.	6.875%	5/1/18	1,175	1,376
Pioneer Natural Resources Co.	3.950%	7/15/22	12,810	13,089
Pioneer Natural Resources Co.	7.200%	1/15/28	4,378	5,417
Pride International Inc.	6.875%	8/15/20	6,000	7,170
Pride International Inc.	7.875%	8/15/40	3,000	4,275
Rowan Cos. Inc.	7.875%	8/1/19	875	1,059
Rowan Cos. Inc.	4.875%	6/1/22	6,250	6,485
Rowan Cos. Inc.	4.750%	1/15/24	1,150	1,168
Rowan Cos. Inc.	5.850%	1/15/44	1,850	1,877
Schlumberger Investment SA	3.650%	12/1/23	17,788	18,044
Shell International Finance BV	3.100%	6/28/15	14,300	14,776
Shell International Finance BV	3.250%	9/22/15	1,400	1,458
Shell International Finance BV	0.625%	12/4/15	4,000	4,006
Shell International Finance BV	5.200%	3/22/17	4,150	4,636
Shell International Finance BV	1.125%	8/21/17	1,950	1,940
Shell International Finance BV	1.900%	8/10/18	6,175	6,186
Shell International Finance BV	2.000%	11/15/18	1,725	1,728
Shell International Finance BV	4.300%	9/22/19	8,300	9,168
Shell International Finance BV	2.375%	8/21/22	11,865	11,148
Shell International Finance BV	2.250%	1/6/23	3,250	2,999
Shell International Finance BV	3.400%	8/12/23	11,500	11,525
Shell International Finance BV	6.375%	12/15/38	12,942	16,638
Shell International Finance BV	5.500%	3/25/40	1,525	1,779
Shell International Finance BV	3.625%	8/21/42	4,200	3,734
Shell International Finance BV	4.550%	8/12/43	5,825	6,011
Southwestern Energy Co.	7.500%	2/1/18	4,125	4,909
Southwestern Energy Co.	4.100%	3/15/22	4,650	4,773
Suncor Energy Inc.	6.100%	6/1/18	4,475	5,179

Suncor Energy Inc.	7.150%	2/1/32	3,625	4,764
Suncor Energy Inc.	5.950%	12/1/34	175	203
Suncor Energy Inc.	6.500%	6/15/38	11,580	14,367
Suncor Energy Inc.	6.850%	6/1/39	6,455	8,357
Talisman Energy Inc.	5.125%	5/15/15	375	392
Talisman Energy Inc.	7.750%	6/1/19	11,525	13,930
Talisman Energy Inc.	5.850%	2/1/37	300	307
Talisman Energy Inc.	5.500%	5/15/42	5,000	4,981
Tosco Corp.	7.800%	1/1/27	315	433
Tosco Corp.	8.125%	2/15/30	4,950	7,143
Total Capital Canada Ltd.	1.450%	1/15/18	10,455	10,384
Total Capital Canada Ltd.	2.750%	7/15/23	3,800	3,595
Total Capital International SA	0.750%	1/25/16	3,400	3,411
Total Capital International SA	1.000%	8/12/16	4,000	4,018
Total Capital International SA	1.500%	2/17/17	1,075	1,091
Total Capital International SA	1.550%	6/28/17	8,350	8,423
Total Capital International SA	2.125%	1/10/19	8,000	8,025
Total Capital International SA	2.875%	2/17/22	11,375	11,141
Total Capital International SA	2.700%	1/25/23	7,550	7,127
Total Capital International SA	3.700%	1/15/24	3,625	3,690
Total Capital International SA	3.750%	4/10/24	6,075	6,205
Total Capital SA	3.000%	6/24/15	5,800	5,986
Total Capital SA	2.300%	3/15/16	7,265	7,498
Total Capital SA	2.125%	8/10/18	3,500	3,538
Total Capital SA	4.450%	6/24/20	5,075	5,594
Total Capital SA	4.125%	1/28/21	2,805	3,021
Transocean Inc.	4.950%	11/15/15	9,650	10,248
Transocean Inc.	5.050%	12/15/16	5,000	5,447
Transocean Inc.	6.000%	3/15/18	7,325	8,150
Transocean Inc.	6.500%	11/15/20	5,015	5,633
Transocean Inc.	6.375%	12/15/21	14,188	15,948
Transocean Inc.	3.800%	10/15/22	9,051	8,648
Transocean Inc.	7.500%	4/15/31	1,575	1,818
Transocean Inc.	6.800%	3/15/38	2,925	3,151
Transocean Inc.	7.350%	12/15/41	575	688
Valero Energy Corp.	6.125%	6/15/17	7,655	8,777
Valero Energy Corp.	9.375%	3/15/19	2,650	3,465
Valero Energy Corp.	6.125%	2/1/20	3,950	4,608
Valero Energy Corp.	7.500%	4/15/32	3,775	4,827
Valero Energy Corp.	6.625%	6/15/37	10,181	12,253
Weatherford International LLC	6.350%	6/15/17	7,593	8,596
Weatherford International LLC	6.800%	6/15/37	250	290
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,153
Weatherford International Ltd.	6.000%	3/15/18	1,890	2,130
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,733
Weatherford International Ltd.	4.500%	4/15/22	7,650	7,952
Weatherford International Ltd.	6.500%	8/1/36	2,750	3,087
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,929
Weatherford International Ltd.	6.750%	9/15/40	2,595	3,022
Weatherford International Ltd.	5.950%	4/15/42	450	484
XTO Energy Inc.	6.250%	8/1/17	6,250	7,260
XTO Energy Inc.	5.500%	6/15/18	100	115

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	5,700	5,270
Cintas Corp. No 2	6.125%	12/1/17	1,825	2,080
Cintas Corp. No 2	3.250%	6/1/22	1,725	1,687

Fluor Corp.	3.375%	9/15/21	1,500	1,513
Howard Hughes Medical Institute	3.500%	9/1/23	3,975	4,044
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	3,700	3,463
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,250	5,234
3 Northwestern University GO	4.643%	12/1/44	2,375	2,489
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	3,150	2,880
University of Pennsylvania GO	4.674%	9/1/12	5,500	5,221
URS Corp.	5.000%	4/1/22	3,600	3,573

Technology (1.2%)
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,407
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,387
Agilent Technologies Inc.	6.500%	11/1/17	9,575	11,033
Agilent Technologies Inc.	3.200%	10/1/22	4,315	4,074
Agilent Technologies Inc.	3.875%	7/15/23	2,350	2,329
Altera Corp.	1.750%	5/15/17	1,250	1,258
Altera Corp.	2.500%	11/15/18	12,675	12,704
Altera Corp.	4.100%	11/15/23	6,000	6,065
Amphenol Corp.	2.550%	1/30/19	9,225	9,222
Analog Devices Inc.	3.000%	4/15/16	875	911
Analog Devices Inc.	2.875%	6/1/23	2,600	2,444
Apple Inc.	0.450%	5/3/16	7,200	7,189
Apple Inc.	1.000%	5/3/18	11,750	11,428
Apple Inc.	2.400%	5/3/23	30,575	28,424
Apple Inc.	3.850%	5/4/43	11,375	10,121
Applied Materials Inc.	2.650%	6/15/16	525	545
Applied Materials Inc.	4.300%	6/15/21	4,840	5,227
Applied Materials Inc.	5.850%	6/15/41	5,460	6,184
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,265
Arrow Electronics Inc.	5.125%	3/1/21	515	548
Arrow Electronics Inc.	4.500%	3/1/23	3,450	3,513
Autodesk Inc.	1.950%	12/15/17	5,300	5,337
Autodesk Inc.	3.600%	12/15/22	825	795
Avnet Inc.	6.625%	9/15/16	225	251
Avnet Inc.	5.875%	6/15/20	4,300	4,792
Avnet Inc.	4.875%	12/1/22	1,450	1,520
Baidu Inc.	2.250%	11/28/17	7,700	7,748
Baidu Inc.	3.500%	11/28/22	7,200	6,835
Broadcom Corp.	2.700%	11/1/18	5,385	5,528
Broadcom Corp.	2.500%	8/15/22	3,405	3,140
Broadridge Financial Solutions Inc.	3.950%	9/1/20	650	663
CA Inc.	5.375%	12/1/19	3,545	3,967
Cisco Systems Inc.	5.500%	2/22/16	11,783	12,887
Cisco Systems Inc.	1.100%	3/3/17	4,850	4,852
Cisco Systems Inc.	3.150%	3/14/17	11,975	12,698
Cisco Systems Inc.	4.950%	2/15/19	5,975	6,763
Cisco Systems Inc.	2.125%	3/1/19	2,875	2,875
Cisco Systems Inc.	4.450%	1/15/20	8,300	9,126
Cisco Systems Inc.	2.900%	3/4/21	1,300	1,298
Cisco Systems Inc.	3.625%	3/4/24	4,000	4,044
Cisco Systems Inc.	5.900%	2/15/39	1,600	1,894
Cisco Systems Inc.	5.500%	1/15/40	21,870	24,909
Computer Sciences Corp.	2.500%	9/15/15	100	102
Computer Sciences Corp.	6.500%	3/15/18	400	462
Corning Inc.	6.625%	5/15/19	275	329
Corning Inc.	3.700%	11/15/23	3,300	3,339

Corning Inc.	7.250%	8/15/36	100	123
Corning Inc.	4.700%	3/15/37	4,000	4,093
Corning Inc.	5.750%	8/15/40	7,135	8,253
Dun & Bradstreet Corp.	2.875%	11/15/15	350	359
Dun & Bradstreet Corp.	4.375%	12/1/22	950	952
EMC Corp.	1.875%	6/1/18	12,185	12,170
EMC Corp.	2.650%	6/1/20	10,620	10,628
EMC Corp.	3.375%	6/1/23	14,825	14,677
Equifax Inc.	4.450%	12/1/14	775	795
Equifax Inc.	6.300%	7/1/17	425	484
Fidelity National Information Services Inc.	2.000%	4/15/18	925	907
Fidelity National Information Services Inc.	5.000%	3/15/22	7,850	8,223
Fidelity National Information Services Inc.	3.500%	4/15/23	3,800	3,607
Fiserv Inc.	3.125%	10/1/15	1,000	1,033
Fiserv Inc.	3.125%	6/15/16	3,415	3,565
Fiserv Inc.	6.800%	11/20/17	2,525	2,933
Fiserv Inc.	3.500%	10/1/22	2,425	2,365
Google Inc.	1.250%	5/19/14	470	471
Google Inc.	2.125%	5/19/16	375	388
Google Inc.	3.625%	5/19/21	3,325	3,523
Harris Corp.	5.950%	12/1/17	1,300	1,479
Harris Corp.	6.375%	6/15/19	250	289
Harris Corp.	4.400%	12/15/20	2,675	2,816
Harris Corp.	6.150%	12/15/40	750	851
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,563
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,362
Hewlett-Packard Co.	2.650%	6/1/16	1,050	1,087
Hewlett-Packard Co.	3.000%	9/15/16	1,850	1,935
Hewlett-Packard Co.	3.300%	12/9/16	1,425	1,503
Hewlett-Packard Co.	5.400%	3/1/17	2,100	2,339
Hewlett-Packard Co.	2.600%	9/15/17	9,210	9,504
Hewlett-Packard Co.	5.500%	3/1/18	4,200	4,741
Hewlett-Packard Co.	2.750%	1/14/19	2,750	2,775
Hewlett-Packard Co.	3.750%	12/1/20	12,550	12,745
Hewlett-Packard Co.	4.300%	6/1/21	3,680	3,829
Hewlett-Packard Co.	4.375%	9/15/21	16,375	17,043
Hewlett-Packard Co.	4.650%	12/9/21	4,650	4,936
Hewlett-Packard Co.	6.000%	9/15/41	7,895	8,633
Intel Corp.	1.950%	10/1/16	5,200	5,351
Intel Corp.	1.350%	12/15/17	28,105	27,980
Intel Corp.	3.300%	10/1/21	2,000	2,044
Intel Corp.	2.700%	12/15/22	6,000	5,733
Intel Corp.	4.000%	12/15/32	3,300	3,204
Intel Corp.	4.800%	10/1/41	9,870	10,136
Intel Corp.	4.250%	12/15/42	7,325	6,956
International Business Machines Corp.	0.875%	10/31/14	3,960	3,974
International Business Machines Corp.	2.000%	1/5/16	5,925	6,084
International Business Machines Corp.	1.950%	7/22/16	12,958	13,339
International Business Machines Corp.	1.250%	2/6/17	15,425	15,544
International Business Machines Corp.	5.700%	9/14/17	25,325	29,001
International Business Machines Corp.	7.625%	10/15/18	10,000	12,418
International Business Machines Corp.	1.950%	2/12/19	2,200	2,184
International Business Machines Corp.	1.625%	5/15/20	475	451
International Business Machines Corp.	2.900%	11/1/21	1,950	1,952
International Business Machines Corp.	3.375%	8/1/23	15,325	15,218
International Business Machines Corp.	3.625%	2/12/24	2,000	2,014
International Business Machines Corp.	7.000%	10/30/25	4,850	6,270

International Business Machines Corp.	6.220%	8/1/27	1,975	2,426
International Business Machines Corp.	6.500%	1/15/28	100	126
International Business Machines Corp.	5.875%	11/29/32	225	278
International Business Machines Corp.	5.600%	11/30/39	1,098	1,287
International Business Machines Corp.	4.000%	6/20/42	9,197	8,569
Intuit Inc.	5.750%	3/15/17	575	645
Jabil Circuit Inc.	5.625%	12/15/20	1,375	1,457
Jabil Circuit Inc.	4.700%	9/15/22	3,000	2,974
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,030
Juniper Networks Inc.	4.600%	3/15/21	900	940
Juniper Networks Inc.	5.950%	3/15/41	5,500	5,569
KLA-Tencor Corp.	6.900%	5/1/18	6,175	7,257
Leidos Holdings Inc.	4.450%	12/1/20	2,660	2,703
Leidos Holdings Inc.	5.950%	12/1/40	800	793
Leidos Inc.	5.500%	7/1/33	250	237
Lexmark International Inc.	6.650%	6/1/18	1,850	2,096
Lexmark International Inc.	5.125%	3/15/20	2,450	2,562
Maxim Integrated Products Inc.	2.500%	11/15/18	3,365	3,371
Maxim Integrated Products Inc.	3.375%	3/15/23	375	357
Microsoft Corp.	1.625%	9/25/15	5,405	5,509
Microsoft Corp.	2.500%	2/8/16	425	441
Microsoft Corp.	0.875%	11/15/17	2,550	2,518
Microsoft Corp.	1.000%	5/1/18	4,050	3,971
Microsoft Corp.	1.625%	12/6/18	3,625	3,599
Microsoft Corp.	4.200%	6/1/19	1,465	1,620
Microsoft Corp.	3.000%	10/1/20	4,750	4,901
Microsoft Corp.	4.000%	2/8/21	3,950	4,297
Microsoft Corp.	2.125%	11/15/22	4,350	4,027
Microsoft Corp.	2.375%	5/1/23	3,950	3,703
Microsoft Corp.	3.625%	12/15/23	2,000	2,051
Microsoft Corp.	5.200%	6/1/39	4,375	4,914
Microsoft Corp.	4.500%	10/1/40	3,135	3,191
Microsoft Corp.	5.300%	2/8/41	2,500	2,833
Microsoft Corp.	3.500%	11/15/42	7,830	6,797
Microsoft Corp.	3.750%	5/1/43	1,865	1,680
Microsoft Corp.	4.875%	12/15/43	5,075	5,511
Motorola Solutions Inc.	6.000%	11/15/17	1,750	2,002
Motorola Solutions Inc.	3.750%	5/15/22	3,000	2,970
NetApp Inc.	2.000%	12/15/17	2,175	2,200
Oracle Corp.	5.250%	1/15/16	13,250	14,358
Oracle Corp.	1.200%	10/15/17	21,300	21,136
Oracle Corp.	5.750%	4/15/18	8,610	9,958
Oracle Corp.	2.375%	1/15/19	3,825	3,875
Oracle Corp.	5.000%	7/8/19	5,500	6,245
Oracle Corp.	3.875%	7/15/20	3,475	3,735
Oracle Corp.	2.500%	10/15/22	10,575	9,948
Oracle Corp.	6.500%	4/15/38	2,900	3,688
Oracle Corp.	6.125%	7/8/39	5,605	6,897
Oracle Corp.	5.375%	7/15/40	9,597	10,857
Pitney Bowes Inc.	5.750%	9/15/17	950	1,066
Pitney Bowes Inc.	6.250%	3/15/19	375	423
Pitney Bowes Inc.	4.625%	3/15/24	7,275	7,219
6 Seagate HDD Cayman	3.750%	11/15/18	4,625	4,752
Seagate HDD Cayman	6.875%	5/1/20	5,000	5,437
Seagate HDD Cayman	7.000%	11/1/21	4,325	4,833
6 Seagate HDD Cayman	4.750%	6/1/23	14,750	14,344
Symantec Corp.	2.750%	9/15/15	2,300	2,361

	Symantec Corp.	2.750%	6/15/17	3,275	3,374
	Symantec Corp.	3.950%	6/15/22	3,150	3,121
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,276
	Texas Instruments Inc.	0.450%	8/3/15	1,625	1,627
	Texas Instruments Inc.	2.375%	5/16/16	4,675	4,848
	Texas Instruments Inc.	1.650%	8/3/19	5,000	4,842
	Texas Instruments Inc.	2.250%	5/1/23	4,000	3,622
	Total System Services Inc.	2.375%	6/1/18	2,100	2,077
	Total System Services Inc.	3.750%	6/1/23	100	96
	Tyco Electronics Group SA	6.550%	10/1/17	6,866	7,935
	Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,856
	Tyco Electronics Group SA	3.500%	2/3/22	750	741
	Tyco Electronics Group SA	7.125%	10/1/37	4,575	5,545
	Verisk Analytics Inc.	4.125%	9/12/22	2,700	2,733
	Xerox Corp.	6.400%	3/15/16	1,525	1,684
	Xerox Corp.	6.750%	2/1/17	2,750	3,132
	Xerox Corp.	2.950%	3/15/17	3,425	3,561
	Xerox Corp.	6.350%	5/15/18	11,270	13,054
	Xerox Corp.	5.625%	12/15/19	1,165	1,323
	Xerox Corp.	4.500%	5/15/21	12,765	13,486
	Xilinx Inc.	2.125%	3/15/19	500	496
	Xilinx Inc.	3.000%	3/15/21	6,375	6,319

	Transportation (0.5%)
3	American Airlines 2011-1 Class A Pass
	Through Trust	5.250%	7/31/22	365	397
[3,6]	American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	2,393	2,414
[3,6]	American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	1,310	1,408
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,154
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,975	6,823
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,950	4,100
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	624
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,590	2,629
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	364
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	600	579
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,350	4,360
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,158
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	225	267
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	4,948
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	13,312
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,894
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,230	1,272
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,954	4,705
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,425	1,347
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	525	505
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,950	7,120
	Canadian National Railway Co.	5.800%	6/1/16	200	221
	Canadian National Railway Co.	1.450%	12/15/16	2,870	2,909
	Canadian National Railway Co.	5.850%	11/15/17	350	402
	Canadian National Railway Co.	5.550%	3/1/19	5,385	6,227
	Canadian National Railway Co.	2.850%	12/15/21	10,105	10,027
	Canadian National Railway Co.	6.900%	7/15/28	100	132
	Canadian National Railway Co.	6.250%	8/1/34	325	405
	Canadian National Railway Co.	6.200%	6/1/36	5,850	7,344
	Canadian National Railway Co.	6.375%	11/15/37	850	1,094

Canadian Pacific Railway Co.	7.250%	5/15/19	2,995	3,633
Canadian Pacific Railway Co.	4.450%	3/15/23	3,830	4,034
Canadian Pacific Railway Co.	7.125%	10/15/31	1,181	1,487
Canadian Pacific Railway Co.	5.950%	5/15/37	9,010	10,536
Canadian Pacific Railway Ltd.	4.500%	1/15/22	8,375	8,881
Canadian Pacific Railway Ltd.	5.750%	1/15/42	1,460	1,700
Con-way Inc.	7.250%	1/15/18	2,075	2,426
Con-way Inc.	6.700%	5/1/34	3,910	4,191
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	1,060	1,128
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	279	320
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	991	1,156
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	4,303	4,647
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,792	7,968
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	775	783
CSX Corp.	6.250%	4/1/15	1,325	1,399
CSX Corp.	7.900%	5/1/17	9,886	11,689
CSX Corp.	6.250%	3/15/18	3,875	4,488
CSX Corp.	7.375%	2/1/19	5,950	7,256
CSX Corp.	4.250%	6/1/21	590	630
CSX Corp.	3.700%	11/1/23	700	697
CSX Corp.	6.000%	10/1/36	475	558
CSX Corp.	6.150%	5/1/37	900	1,076
CSX Corp.	6.220%	4/30/40	7,164	8,697
CSX Corp.	5.500%	4/15/41	8,800	9,790
CSX Corp.	4.750%	5/30/42	2,840	2,886
CSX Corp.	4.100%	3/15/44	3,225	2,937
3 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	2,539	2,996
3 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	12/17/19	4,539	5,311
3 Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200%	1/2/20	2,346	2,636
3 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	5/23/19	1,394	1,519
3 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	535	579
FedEx Corp.	8.000%	1/15/19	175	218
FedEx Corp.	2.625%	8/1/22	1,575	1,470
FedEx Corp.	3.875%	8/1/42	1,000	865
3 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	14,350	13,830
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,921
JB Hunt Transport Services Inc.	2.400%	3/15/19	500	498
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,000	1,999
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	1,375	1,292
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	7,525	6,931
6 Kansas City Southern Railway Co.	4.300%	5/15/43	6,325	5,694
Norfolk Southern Corp.	5.257%	9/17/14	1,845	1,886
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,069
Norfolk Southern Corp.	7.700%	5/15/17	3,525	4,179
Norfolk Southern Corp.	5.750%	4/1/18	875	998

Norfolk Southern Corp.	5.900%	6/15/19	4,390	5,077
Norfolk Southern Corp.	3.000%	4/1/22	2,400	2,346
Norfolk Southern Corp.	2.903%	2/15/23	1,889	1,799
Norfolk Southern Corp.	5.590%	5/17/25	133	150
Norfolk Southern Corp.	7.800%	5/15/27	1,025	1,343
Norfolk Southern Corp.	7.250%	2/15/31	811	1,042
Norfolk Southern Corp.	4.837%	10/1/41	1,098	1,123
Norfolk Southern Corp.	3.950%	10/1/42	2,825	2,566
Norfolk Southern Corp.	6.000%	5/23/11	6,750	7,713
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,053
3 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	365	414
Ryder System Inc.	7.200%	9/1/15	3,450	3,751
Ryder System Inc.	3.600%	3/1/16	2,060	2,162
Ryder System Inc.	5.850%	11/1/16	1,125	1,253
Ryder System Inc.	2.500%	3/1/18	4,943	5,006
Ryder System Inc.	2.450%	11/15/18	2,400	2,396
Ryder System Inc.	2.350%	2/26/19	1,015	1,006
Ryder System Inc.	2.550%	6/1/19	4,000	3,987
Southwest Airlines Co.	5.250%	10/1/14	260	266
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	932	1,072
3 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	1,028	1,181
Union Pacific Corp.	5.700%	8/15/18	850	976
Union Pacific Corp.	4.000%	2/1/21	4,325	4,622
Union Pacific Corp.	4.163%	7/15/22	4,740	5,019
Union Pacific Corp.	2.750%	4/15/23	4,500	4,240
Union Pacific Corp.	3.646%	2/15/24	323	324
Union Pacific Corp.	6.625%	2/1/29	820	1,020
Union Pacific Corp.	4.750%	9/15/41	3,825	3,934
Union Pacific Corp.	4.750%	12/15/43	3,575	3,681
Union Pacific Corp.	4.821%	2/1/44	7,780	8,088
Union Pacific Corp.	4.850%	6/15/44	1,800	1,886
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	383	441
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	5,200	5,336
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	6,325	6,357
United Parcel Service Inc.	1.125%	10/1/17	875	869
United Parcel Service Inc.	5.500%	1/15/18	6,505	7,397
United Parcel Service Inc.	5.125%	4/1/19	3,875	4,407
United Parcel Service Inc.	3.125%	1/15/21	8,300	8,521
United Parcel Service Inc.	2.450%	10/1/22	6,675	6,333
United Parcel Service Inc.	6.200%	1/15/38	12,160	15,375
United Parcel Service Inc.	3.625%	10/1/42	2,000	1,790
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	797	834
				10,446,580
Utilities (2.8%)
Electric (1.8%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,647
Alabama Power Co.	3.550%	12/1/23	8,800	8,877
Alabama Power Co.	5.650%	3/15/35	1,000	1,039
Alabama Power Co.	6.125%	5/15/38	1,000	1,240
Alabama Power Co.	6.000%	3/1/39	1,750	2,163
Alabama Power Co.	5.200%	6/1/41	5,575	6,272

Alabama Power Co.	4.100%	1/15/42	1,475	1,417
Alabama Power Co.	3.850%	12/1/42	1,850	1,703
Ameren Illinois Co.	2.700%	9/1/22	7,245	7,025
Ameren Illinois Co.	4.800%	12/15/43	1,575	1,680
American Electric Power Co. Inc.	1.650%	12/15/17	75	75
Appalachian Power Co.	3.400%	5/24/15	1,300	1,342
Appalachian Power Co.	4.600%	3/30/21	16,350	17,889
Appalachian Power Co.	5.800%	10/1/35	400	456
Appalachian Power Co.	6.375%	4/1/36	750	907
Appalachian Power Co.	6.700%	8/15/37	3,750	4,718
Appalachian Power Co.	7.000%	4/1/38	1,665	2,183
Arizona Public Service Co.	4.650%	5/15/15	400	418
Arizona Public Service Co.	8.750%	3/1/19	1,298	1,665
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,416
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,615
Arizona Public Service Co.	4.700%	1/15/44	3,250	3,413
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,324
Baltimore Gas & Electric Co.	5.900%	10/1/16	275	308
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,934
Baltimore Gas & Electric Co.	2.800%	8/15/22	3,000	2,861
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,325	1,307
Baltimore Gas & Electric Co.	6.350%	10/1/36	250	309
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,500	2,332
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	133
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,450	4,763
CenterPoint Energy Inc.	6.500%	5/1/18	5,650	6,557
Cleco Power LLC	6.000%	12/1/40	1,600	1,872
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,695	1,875
Cleveland Electric Illuminating Co.	7.880%	11/1/17	600	721
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,275
CMS Energy Corp.	8.750%	6/15/19	2,500	3,220
CMS Energy Corp.	3.875%	3/1/24	1,600	1,608
CMS Energy Corp.	4.875%	3/1/44	1,400	1,430
Commonwealth Edison Co.	5.950%	8/15/16	450	501
Commonwealth Edison Co.	1.950%	9/1/16	885	906
Commonwealth Edison Co.	6.150%	9/15/17	15,357	17,669
Commonwealth Edison Co.	5.800%	3/15/18	6,635	7,613
Commonwealth Edison Co.	2.150%	1/15/19	9,250	9,218
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,344
Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,069
Commonwealth Edison Co.	5.875%	2/1/33	100	118
Commonwealth Edison Co.	5.900%	3/15/36	1,315	1,575
Commonwealth Edison Co.	6.450%	1/15/38	3,020	3,871
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,042
Connecticut Light & Power Co.	5.500%	2/1/19	1,365	1,563
Connecticut Light & Power Co.	2.500%	1/15/23	7,275	6,833
Connecticut Light & Power Co.	6.350%	6/1/36	2,400	3,036
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,463
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,464
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,009
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,000	6,572
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	622
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,316
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,343
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	450	529
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	200	262
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,447

Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,400	4,020
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	13,150	13,029
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	4,799
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,959
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,052
Consumers Energy Co.	5.500%	8/15/16	800	886
Consumers Energy Co.	5.650%	9/15/18	1,800	2,073
Consumers Energy Co.	6.125%	3/15/19	5,791	6,814
Consumers Energy Co.	6.700%	9/15/19	7,960	9,678
Consumers Energy Co.	5.650%	4/15/20	1,375	1,594
Consumers Energy Co.	2.850%	5/15/22	13,516	13,244
Consumers Energy Co.	3.375%	8/15/23	1,175	1,174
Consumers Energy Co.	3.950%	5/15/43	4,225	3,977
6 Dayton Power & Light Co.	1.875%	9/15/16	525	533
Delmarva Power & Light Co.	3.500%	11/15/23	975	977
Delmarva Power & Light Co.	4.000%	6/1/42	3,650	3,429
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,839
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,197
Dominion Resources Inc.	5.600%	11/15/16	670	743
Dominion Resources Inc.	1.400%	9/15/17	4,075	4,028
Dominion Resources Inc.	6.000%	11/30/17	1,750	1,999
Dominion Resources Inc.	6.400%	6/15/18	300	350
Dominion Resources Inc.	5.200%	8/15/19	300	336
Dominion Resources Inc.	2.750%	9/15/22	4,800	4,541
Dominion Resources Inc.	6.300%	3/15/33	350	423
Dominion Resources Inc.	5.950%	6/15/35	6,100	7,138
Dominion Resources Inc.	4.900%	8/1/41	4,450	4,561
Dominion Resources Inc.	4.050%	9/15/42	1,725	1,544
3 Dominion Resources Inc.	7.500%	6/30/66	700	763
DTE Electric Co.	3.450%	10/1/20	7,005	7,292
DTE Electric Co.	2.650%	6/15/22	6,025	5,799
DTE Electric Co.	3.650%	3/15/24	6,325	6,445
DTE Electric Co.	5.700%	10/1/37	2,025	2,403
DTE Electric Co.	3.950%	6/15/42	7,325	6,883
DTE Energy Co.	6.375%	4/15/33	100	122
Duke Energy Carolinas LLC	1.750%	12/15/16	2,785	2,847
Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,252
Duke Energy Carolinas LLC	5.100%	4/15/18	1,900	2,134
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,726
Duke Energy Carolinas LLC	3.900%	6/15/21	9,068	9,670
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,608
Duke Energy Carolinas LLC	6.450%	10/15/32	6,425	8,030
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,695
Duke Energy Carolinas LLC	6.000%	1/15/38	900	1,107
Duke Energy Carolinas LLC	6.050%	4/15/38	525	652
Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,051
Duke Energy Carolinas LLC	4.250%	12/15/41	5,850	5,760
Duke Energy Carolinas LLC	4.000%	9/30/42	6,125	5,800
Duke Energy Corp.	3.950%	9/15/14	4,350	4,420
Duke Energy Corp.	3.350%	4/1/15	4,650	4,783
Duke Energy Corp.	2.150%	11/15/16	925	951
Duke Energy Corp.	1.625%	8/15/17	525	527
Duke Energy Corp.	2.100%	6/15/18	1,650	1,655
Duke Energy Corp.	5.050%	9/15/19	3,775	4,229
Duke Energy Corp.	3.050%	8/15/22	1,550	1,509
Duke Energy Corp.	3.950%	10/15/23	1,850	1,897
Duke Energy Florida Inc.	0.650%	11/15/15	2,700	2,705

Duke Energy Florida Inc.	5.100%	12/1/15	590	634
Duke Energy Florida Inc.	5.650%	6/15/18	1,175	1,348
Duke Energy Florida Inc.	6.350%	9/15/37	775	994
Duke Energy Florida Inc.	6.400%	6/15/38	6,450	8,317
Duke Energy Florida Inc.	5.650%	4/1/40	4,200	5,004
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,775
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,635
Duke Energy Indiana Inc.	6.120%	10/15/35	325	390
Duke Energy Indiana Inc.	6.350%	8/15/38	3,775	4,818
Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	975
Duke Energy Indiana Inc.	4.900%	7/15/43	850	922
Duke Energy Ohio Inc.	5.450%	4/1/19	1,700	1,949
Duke Energy Progress Inc.	5.300%	1/15/19	5,000	5,694
Duke Energy Progress Inc.	2.800%	5/15/22	3,000	2,933
Duke Energy Progress Inc.	6.300%	4/1/38	3,025	3,890
Duke Energy Progress Inc.	4.100%	5/15/42	3,625	3,475
Duke Energy Progress Inc.	4.375%	3/30/44	10,650	10,647
Edison International	3.750%	9/15/17	1,690	1,805
El Paso Electric Co.	6.000%	5/15/35	600	671
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,506
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,675	5,308
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	8,700	9,181
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	9,000	10,364
Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,891
Entergy Louisiana LLC	5.400%	11/1/24	5,627	6,478
Entergy Mississippi Inc.	3.100%	7/1/23	300	288
Exelon Corp.	4.900%	6/15/15	1,400	1,467
Exelon Corp.	5.625%	6/15/35	200	215
Exelon Generation Co. LLC	6.200%	10/1/17	9,320	10,533
Exelon Generation Co. LLC	4.000%	10/1/20	3,300	3,398
Exelon Generation Co. LLC	5.750%	10/1/41	2,200	2,308
Exelon Generation Co. LLC	5.600%	6/15/42	848	884
Florida Power & Light Co.	5.550%	11/1/17	5,000	5,689
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,318
Florida Power & Light Co.	5.950%	10/1/33	225	276
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,573
Florida Power & Light Co.	5.400%	9/1/35	825	950
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,320
Florida Power & Light Co.	5.650%	2/1/37	725	860
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,532
Florida Power & Light Co.	5.950%	2/1/38	3,250	3,991
Florida Power & Light Co.	5.960%	4/1/39	6,100	7,538
Florida Power & Light Co.	5.690%	3/1/40	425	510
Florida Power & Light Co.	5.250%	2/1/41	500	569
Florida Power & Light Co.	4.125%	2/1/42	6,250	6,048
Georgia Power Co.	0.750%	8/10/15	1,075	1,078
Georgia Power Co.	0.625%	11/15/15	1,550	1,548
Georgia Power Co.	3.000%	4/15/16	6,625	6,918
Georgia Power Co.	5.700%	6/1/17	2,525	2,858
Georgia Power Co.	2.850%	5/15/22	2,400	2,338
Georgia Power Co.	5.650%	3/1/37	100	114
Georgia Power Co.	5.400%	6/1/40	375	418
Georgia Power Co.	4.750%	9/1/40	1,600	1,657
Georgia Power Co.	4.300%	3/15/42	4,300	4,153
Iberdrola International BV	6.750%	7/15/36	4,285	4,995
Indiana Michigan Power Co.	7.000%	3/15/19	550	663
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,322

3 Integrys Energy Group Inc.	6.110%	12/1/66	2,345	2,368
Interstate Power & Light Co.	6.250%	7/15/39	925	1,157
ITC Holdings Corp.	4.050%	7/1/23	5,500	5,511
ITC Holdings Corp.	5.300%	7/1/43	1,600	1,682
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,741
Jersey Central Power & Light Co.	5.650%	6/1/17	2,775	3,067
3 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	1,461	1,522
Kansas City Power & Light Co.	6.050%	11/15/35	125	145
Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,177
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,839
Kentucky Utilities Co.	3.250%	11/1/20	5,145	5,281
Kentucky Utilities Co.	5.125%	11/1/40	3,575	3,984
Kentucky Utilities Co.	4.650%	11/15/43	425	442
LG&E & KU Energy LLC	2.125%	11/15/15	1,350	1,373
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,647
LG&E & KU Energy LLC	4.375%	10/1/21	3,625	3,822
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,957
Louisville Gas & Electric Co.	5.125%	11/15/40	2,165	2,426
Louisville Gas & Electric Co.	4.650%	11/15/43	725	753
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,629
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,208
MidAmerican Energy Co.	5.300%	3/15/18	100	113
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,381
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,868
MidAmerican Energy Co.	5.800%	10/15/36	1,350	1,624
6 MidAmerican Energy Holdings Co.	1.100%	5/15/17	5,000	4,974
MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,961	6,791
6 MidAmerican Energy Holdings Co.	2.000%	11/15/18	1,000	987
6 MidAmerican Energy Holdings Co.	3.750%	11/15/23	5,925	5,900
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	140
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,725	11,603
MidAmerican Energy Holdings Co.	5.950%	5/15/37	5,017	5,890
MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,705	10,808
6 MidAmerican Energy Holdings Co.	5.150%	11/15/43	4,025	4,309
Midamerican Funding LLC	6.927%	3/1/29	3,935	4,894
Mississippi Power Co.	4.250%	3/15/42	4,475	4,146
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,950	3,090
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	197
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	4,850	5,526
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	5,475	7,389
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	5,975	5,845
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	7,510	7,446
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,025	1,440
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	4,060	3,990
Nevada Power Co.	6.500%	5/15/18	1,865	2,193
Nevada Power Co.	6.500%	8/1/18	14,093	16,673
Nevada Power Co.	7.125%	3/15/19	4,150	5,072
Nevada Power Co.	6.650%	4/1/36	965	1,253

Nevada Power Co.	6.750%	7/1/37	975	1,280
Nevada Power Co.	5.450%	5/15/41	500	578
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,250	3,277
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	359
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,234
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,142
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	931
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	3,175	3,069
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,039
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,514
3 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	325	359
Northern States Power Co.	1.950%	8/15/15	425	434
Northern States Power Co.	5.250%	3/1/18	1,225	1,382
Northern States Power Co.	2.600%	5/15/23	1,330	1,256
Northern States Power Co.	5.250%	7/15/35	100	113
Northern States Power Co.	6.250%	6/1/36	525	664
Northern States Power Co.	6.200%	7/1/37	1,695	2,129
Northern States Power Co.	5.350%	11/1/39	1,325	1,516
Northern States Power Co.	4.850%	8/15/40	950	1,031
Northern States Power Co.	3.400%	8/15/42	400	343
NSTAR Electric Co.	5.625%	11/15/17	4,360	4,965
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,587
NSTAR Electric Co.	5.500%	3/15/40	3,505	4,094
NSTAR LLC	4.500%	11/15/19	8,482	9,246
Oglethorpe Power Corp.	5.950%	11/1/39	600	715
Oglethorpe Power Corp.	5.375%	11/1/40	3,345	3,682
Ohio Power Co.	6.000%	6/1/16	1,520	1,681
Ohio Power Co.	5.375%	10/1/21	3,775	4,358
Ohio Power Co.	5.850%	10/1/35	1,050	1,211
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,450
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,405
Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,225	1,130
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,242
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,744
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,600
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,289
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	199
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,457
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,500	2,774
Pacific Gas & Electric Co.	5.625%	11/30/17	9,876	11,214
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,109
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,696
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,708
Pacific Gas & Electric Co.	3.250%	9/15/21	9,226	9,188
Pacific Gas & Electric Co.	2.450%	8/15/22	6,397	5,948
Pacific Gas & Electric Co.	3.250%	6/15/23	1,675	1,620
Pacific Gas & Electric Co.	6.050%	3/1/34	11,465	13,541
Pacific Gas & Electric Co.	5.800%	3/1/37	9,005	10,377
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	4,917
Pacific Gas & Electric Co.	6.250%	3/1/39	1,073	1,304
Pacific Gas & Electric Co.	5.400%	1/15/40	850	928
Pacific Gas & Electric Co.	4.450%	4/15/42	9,452	9,294
Pacific Gas & Electric Co.	4.600%	6/15/43	2,500	2,513
PacifiCorp	2.950%	2/1/22	11,250	11,085
PacifiCorp	3.600%	4/1/24	4,350	4,396
PacifiCorp	7.700%	11/15/31	1,185	1,674
PacifiCorp	5.250%	6/15/35	125	140

PacifiCorp	5.750%	4/1/37	2,315	2,777
PacifiCorp	4.100%	2/1/42	1,600	1,529
Peco Energy Co.	1.200%	10/15/16	2,900	2,923
Peco Energy Co.	5.350%	3/1/18	575	650
Peco Energy Co.	2.375%	9/15/22	875	823
Peco Energy Co.	5.950%	10/1/36	500	617
Pennsylvania Electric Co.	6.150%	10/1/38	9,075	10,185
Pepco Holdings Inc.	2.700%	10/1/15	295	302
PG&E Corp.	2.400%	3/1/19	2,425	2,402
Potomac Electric Power Co.	3.600%	3/15/24	200	202
Potomac Electric Power Co.	6.500%	11/15/37	4,043	5,260
PPL Capital Funding Inc.	1.900%	6/1/18	5,120	5,040
PPL Capital Funding Inc.	3.400%	6/1/23	6,700	6,488
PPL Capital Funding Inc.	3.950%	3/15/24	700	701
PPL Capital Funding Inc.	4.700%	6/1/43	4,300	4,176
PPL Capital Funding Inc.	5.000%	3/15/44	2,000	2,036
PPL Electric Utilities Corp.	3.000%	9/15/21	590	593
PPL Electric Utilities Corp.	6.250%	5/15/39	800	1,016
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,411
PPL Electric Utilities Corp.	4.750%	7/15/43	3,725	3,934
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,474
PPL Energy Supply LLC	6.500%	5/1/18	525	591
Progress Energy Inc.	5.625%	1/15/16	2,795	3,024
Progress Energy Inc.	4.400%	1/15/21	5,186	5,585
Progress Energy Inc.	3.150%	4/1/22	5,800	5,698
Progress Energy Inc.	7.750%	3/1/31	625	854
Progress Energy Inc.	6.000%	12/1/39	590	709
PSEG Power LLC	5.500%	12/1/15	3,125	3,361
PSEG Power LLC	5.320%	9/15/16	885	975
PSEG Power LLC	5.125%	4/15/20	415	456
PSEG Power LLC	4.150%	9/15/21	1,275	1,322
PSEG Power LLC	8.625%	4/15/31	975	1,376
Public Service Co. of Colorado	5.500%	4/1/14	175	175
Public Service Co. of Colorado	5.800%	8/1/18	425	491
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,458
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,072
Public Service Co. of Colorado	2.250%	9/15/22	1,250	1,166
Public Service Co. of Colorado	6.250%	9/1/37	475	610
Public Service Co. of Colorado	4.750%	8/15/41	1,500	1,604
Public Service Co. of Colorado	3.600%	9/15/42	800	711
Public Service Co. of Colorado	4.300%	3/15/44	5,450	5,426
Public Service Co. of New Hampshire	3.500%	11/1/23	425	426
Public Service Co. of Oklahoma	5.150%	12/1/19	650	726
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,791
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,920
Public Service Electric & Gas Co.	2.300%	9/15/18	9,900	10,053
Public Service Electric & Gas Co.	3.500%	8/15/20	625	653
Public Service Electric & Gas Co.	2.375%	5/15/23	5,925	5,486
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	3,959
Public Service Electric & Gas Co.	5.375%	11/1/39	4,189	4,836
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,581
Public Service Electric & Gas Co.	3.650%	9/1/42	4,575	4,093
Puget Energy Inc.	6.500%	12/15/20	2,950	3,465
Puget Energy Inc.	6.000%	9/1/21	3,350	3,871
Puget Sound Energy Inc.	5.483%	6/1/35	2,350	2,714
Puget Sound Energy Inc.	6.274%	3/15/37	1,825	2,320
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,695

Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,854
Puget Sound Energy Inc.	5.764%	7/15/40	600	731
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	4,886
San Diego Gas & Electric Co.	5.300%	11/15/15	650	696
San Diego Gas & Electric Co.	3.000%	8/15/21	4,350	4,389
San Diego Gas & Electric Co.	6.000%	6/1/26	4,000	4,884
San Diego Gas & Electric Co.	5.350%	5/15/35	250	290
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,315
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,395
San Diego Gas & Electric Co.	3.950%	11/15/41	400	383
SCANA Corp.	6.250%	4/1/20	4,455	5,067
SCANA Corp.	4.750%	5/15/21	1,795	1,890
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,488
Sierra Pacific Power Co.	3.375%	8/15/23	1,450	1,434
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,898
South Carolina Electric & Gas Co.	5.250%	11/1/18	1,500	1,708
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,700	3,225
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,215
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,915
South Carolina Electric & Gas Co.	4.600%	6/15/43	2,300	2,361
Southern California Edison Co.	4.650%	4/1/15	425	443
Southern California Edison Co.	5.000%	1/15/16	1,025	1,105
Southern California Edison Co.	3.875%	6/1/21	2,000	2,133
Southern California Edison Co.	3.500%	10/1/23	12,300	12,416
Southern California Edison Co.	6.650%	4/1/29	150	187
Southern California Edison Co.	6.000%	1/15/34	1,000	1,227
Southern California Edison Co.	5.750%	4/1/35	325	388
Southern California Edison Co.	5.350%	7/15/35	4,185	4,764
Southern California Edison Co.	5.550%	1/15/36	500	583
Southern California Edison Co.	5.625%	2/1/36	1,875	2,205
Southern California Edison Co.	5.950%	2/1/38	2,800	3,424
Southern California Edison Co.	4.500%	9/1/40	10,307	10,538
Southern California Edison Co.	4.050%	3/15/42	1,575	1,498
Southern California Edison Co.	3.900%	3/15/43	725	675
Southern California Edison Co.	4.650%	10/1/43	5,725	5,954
Southern Co.	2.375%	9/15/15	2,850	2,918
Southern Co.	1.950%	9/1/16	590	605
Southern Power Co.	4.875%	7/15/15	2,125	2,239
Southern Power Co.	5.150%	9/15/41	6,640	6,955
Southern Power Co.	5.250%	7/15/43	5,275	5,658
Southwestern Electric Power Co.	5.550%	1/15/17	100	110
Southwestern Electric Power Co.	5.875%	3/1/18	75	85
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,560
Southwestern Electric Power Co.	3.550%	2/15/22	4,200	4,237
Southwestern Public Service Co.	4.500%	8/15/41	2,079	2,116
Tampa Electric Co.	6.100%	5/15/18	2,175	2,511
Tampa Electric Co.	5.400%	5/15/21	2,590	2,955
Tampa Electric Co.	2.600%	9/15/22	1,000	947
Tampa Electric Co.	6.550%	5/15/36	675	859
TECO Finance Inc.	4.000%	3/15/16	1,100	1,165
TECO Finance Inc.	6.572%	11/1/17	470	545
TECO Finance Inc.	5.150%	3/15/20	7,862	8,720
Toledo Edison Co.	6.150%	5/15/37	4,244	4,936
TransAlta Corp.	4.750%	1/15/15	400	412
TransAlta Corp.	6.650%	5/15/18	2,325	2,641
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,142
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,043

Union Electric Co.	6.700%	2/1/19	2,432	2,915
Union Electric Co.	5.300%	8/1/37	2,919	3,320
Union Electric Co.	8.450%	3/15/39	2,000	3,175
Virginia Electric & Power Co.	5.400%	1/15/16	5,250	5,688
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,002
Virginia Electric & Power Co.	3.450%	9/1/22	11,095	11,312
Virginia Electric & Power Co.	2.750%	3/15/23	6,300	6,009
Virginia Electric & Power Co.	6.000%	1/15/36	1,575	1,929
Virginia Electric & Power Co.	6.350%	11/30/37	3,000	3,820
Virginia Electric & Power Co.	4.000%	1/15/43	2,575	2,421
Virginia Electric and Power Co.	4.450%	2/15/44	1,095	1,101
Westar Energy Inc.	8.625%	12/1/18	1,250	1,581
Westar Energy Inc.	4.125%	3/1/42	4,375	4,213
Westar Energy Inc.	4.625%	9/1/43	2,900	3,014
Western Massachusetts Electric Co.	3.500%	9/15/21	1,050	1,074
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,892
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	3,922
Wisconsin Electric Power Co.	3.650%	12/15/42	400	354
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,175	5,330
Wisconsin Power & Light Co.	5.000%	7/15/19	475	531
Wisconsin Power & Light Co.	2.250%	11/15/22	3,850	3,570
Wisconsin Power & Light Co.	6.375%	8/15/37	1,625	2,075
Wisconsin Public Service Corp.	3.671%	12/1/42	2,050	1,826
Wisconsin Public Service Corp.	4.752%	11/1/44	3,175	3,375
Xcel Energy Inc.	5.613%	4/1/17	275	307
Xcel Energy Inc.	4.700%	5/15/20	8,320	9,185
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,353

Natural Gas (1.0%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,800
AGL Capital Corp.	3.500%	9/15/21	1,580	1,616
AGL Capital Corp.	5.875%	3/15/41	5,700	6,770
AGL Capital Corp.	4.400%	6/1/43	1,000	980
Atmos Energy Corp.	8.500%	3/15/19	760	971
Atmos Energy Corp.	5.500%	6/15/41	4,050	4,659
Atmos Energy Corp.	4.150%	1/15/43	275	264
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,002
Boardwalk Pipelines LP	5.750%	9/15/19	7,545	8,206
Boardwalk Pipelines LP	3.375%	2/1/23	3,250	2,853
British Transco Finance Inc.	6.625%	6/1/18	3,375	3,969
Buckeye Partners LP	6.050%	1/15/18	1,125	1,255
Buckeye Partners LP	2.650%	11/15/18	4,175	4,152
Buckeye Partners LP	4.150%	7/1/23	650	648
Buckeye Partners LP	5.850%	11/15/43	3,525	3,771
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,072
CenterPoint Energy Resources Corp.	6.000%	5/15/18	2,636	3,020
CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,501	8,066
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,936
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	741
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,240
DCP Midstream Operating LP	2.500%	12/1/17	6,550	6,662
DCP Midstream Operating LP	2.700%	4/1/19	2,300	2,295
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,061
DCP Midstream Operating LP	5.600%	4/1/44	3,175	3,304
6 Dominion Gas Holdings LLC	3.550%	11/1/23	4,000	3,945
6 Dominion Gas Holdings LLC	4.800%	11/1/43	5,650	5,743
El Paso Natural Gas Co. LLC	5.950%	4/15/17	1,340	1,497

El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	9,961	11,417
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	7,265	7,730
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	6,400	5,686
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	6,787
Enbridge Energy Partners LP	5.200%	3/15/20	525	574
Enbridge Energy Partners LP	4.200%	9/15/21	5,000	5,154
Enbridge Energy Partners LP	7.500%	4/15/38	4,500	5,695
Enbridge Inc.	4.900%	3/1/15	800	831
Enbridge Inc.	5.600%	4/1/17	2,160	2,403
Energy Transfer Partners LP	6.125%	2/15/17	7,700	8,637
Energy Transfer Partners LP	6.700%	7/1/18	948	1,105
Energy Transfer Partners LP	9.700%	3/15/19	1,276	1,652
Energy Transfer Partners LP	9.000%	4/15/19	1,679	2,109
Energy Transfer Partners LP	4.150%	10/1/20	10,550	10,850
Energy Transfer Partners LP	4.650%	6/1/21	2,230	2,337
Energy Transfer Partners LP	5.200%	2/1/22	6,610	7,156
Energy Transfer Partners LP	3.600%	2/1/23	3,125	2,985
Energy Transfer Partners LP	8.250%	11/15/29	400	495
Energy Transfer Partners LP	6.625%	10/15/36	750	849
Energy Transfer Partners LP	7.500%	7/1/38	3,507	4,285
Energy Transfer Partners LP	6.050%	6/1/41	11,675	12,598
Energy Transfer Partners LP	6.500%	2/1/42	4,590	5,200
Energy Transfer Partners LP	5.150%	2/1/43	5,350	5,166
EnLink Midstream Partners LP	2.700%	4/1/19	1,725	1,732
EnLink Midstream Partners LP	4.400%	4/1/24	1,900	1,933
EnLink Midstream Partners LP	5.600%	4/1/44	1,450	1,527
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	9,879
Enterprise Products Operating LLC	1.250%	8/13/15	3,175	3,199
Enterprise Products Operating LLC	6.300%	9/15/17	4,200	4,850
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,226
Enterprise Products Operating LLC	6.500%	1/31/19	6,750	7,991
Enterprise Products Operating LLC	5.200%	9/1/20	3,600	4,035
Enterprise Products Operating LLC	3.350%	3/15/23	5,000	4,867
Enterprise Products Operating LLC	3.900%	2/15/24	3,525	3,527
Enterprise Products Operating LLC	6.875%	3/1/33	5,498	6,908
Enterprise Products Operating LLC	6.650%	10/15/34	235	289
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,098
Enterprise Products Operating LLC	6.125%	10/15/39	500	579
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,939
Enterprise Products Operating LLC	5.950%	2/1/41	13,165	15,009
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,680
Enterprise Products Operating LLC	4.850%	8/15/42	5,063	5,027
Enterprise Products Operating LLC	4.450%	2/15/43	5,125	4,781
Enterprise Products Operating LLC	4.850%	3/15/44	1,000	993
Enterprise Products Operating LLC	5.100%	2/15/45	2,500	2,581
3 Enterprise Products Operating LLC	8.375%	8/1/66	2,425	2,728
Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,713
7 Internorth Inc.	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	68
Kinder Morgan Energy Partners LP	3.500%	3/1/16	6,385	6,670
Kinder Morgan Energy Partners LP	5.950%	2/15/18	8,350	9,499
Kinder Morgan Energy Partners LP	2.650%	2/1/19	9,600	9,606

Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,517
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,706
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,535
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,825	2,872
Kinder Morgan Energy Partners LP	3.950%	9/1/22	12,725	12,641
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,925	7,515
Kinder Morgan Energy Partners LP	3.500%	9/1/23	6,500	6,148
Kinder Morgan Energy Partners LP	7.400%	3/15/31	980	1,198
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	2,086
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,150	6,991
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,665	6,767
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,925	7,923
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	5,730
Kinder Morgan Energy Partners LP	6.375%	3/1/41	3,600	4,069
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	518
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,775	2,632
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,700	3,523
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,341
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	7,986
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,234
Magellan Midstream Partners LP	4.200%	12/1/42	525	478
Magellan Midstream Partners LP	5.150%	10/15/43	1,925	2,019
National Fuel Gas Co.	6.500%	4/15/18	5,129	5,889
National Grid plc	6.300%	8/1/16	2,450	2,737
Nisource Finance Corp.	5.250%	9/15/17	2,200	2,448
Nisource Finance Corp.	6.400%	3/15/18	885	1,022
Nisource Finance Corp.	6.800%	1/15/19	4,250	5,038
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,572
Nisource Finance Corp.	6.125%	3/1/22	12,295	14,166
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,679
Nisource Finance Corp.	5.950%	6/15/41	5,150	5,720
Nisource Finance Corp.	5.800%	2/1/42	3,075	3,346
Nisource Finance Corp.	4.800%	2/15/44	2,475	2,370
6 ONE Gas Inc.	2.070%	2/1/19	2,600	2,591
6 ONE Gas Inc.	4.658%	2/1/44	1,200	1,246
ONEOK Partners LP	3.250%	2/1/16	4,050	4,214
ONEOK Partners LP	3.200%	9/15/18	4,400	4,543
ONEOK Partners LP	8.625%	3/1/19	2,500	3,137
ONEOK Partners LP	3.375%	10/1/22	5,675	5,472
ONEOK Partners LP	6.650%	10/1/36	3,775	4,437
ONEOK Partners LP	6.850%	10/15/37	2,575	3,106
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	5,453	6,217
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	325	377
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,375	1,418
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,250
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	3,460	3,832
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,500	1,510
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	2,200	2,049
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	1,675	1,672

Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	1,320	1,613
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,825	1,895
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	725	668
Questar Corp.	2.750%	2/1/16	2,075	2,141
Sempra Energy	6.500%	6/1/16	3,885	4,339
Sempra Energy	2.300%	4/1/17	175	179
Sempra Energy	6.150%	6/15/18	2,775	3,216
Sempra Energy	9.800%	2/15/19	1,500	1,989
Sempra Energy	2.875%	10/1/22	2,125	2,016
Sempra Energy	4.050%	12/1/23	19,085	19,572
Sempra Energy	6.000%	10/15/39	6,960	8,278
Southern California Gas Co.	5.750%	11/15/35	400	489
Southern California Gas Co.	3.750%	9/15/42	3,325	3,070
Southern California Gas Co.	4.450%	3/15/44	1,450	1,473
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,950	2,187
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	3,057
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,315	7,696
Spectra Energy Capital LLC	6.200%	4/15/18	8,600	9,808
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,024
Spectra Energy Capital LLC	6.750%	2/15/32	725	796
Spectra Energy Partners LP	2.950%	9/25/18	575	590
Spectra Energy Partners LP	5.950%	9/25/43	940	1,073
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,600	1,510
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	3,125	2,961
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	720	839
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	725	889
Texas Eastern Transmission LP	7.000%	7/15/32	6,905	8,734
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,326
TransCanada PipeLines Ltd.	0.750%	1/15/16	3,025	3,029
TransCanada PipeLines Ltd.	6.500%	8/15/18	12,040	14,219
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,990	10,533
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,075	5,697
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,775	4,782
TransCanada PipeLines Ltd.	4.625%	3/1/34	6,150	6,290
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,583
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,225	3,736
TransCanada PipeLines Ltd.	6.200%	10/15/37	6,975	8,459
TransCanada PipeLines Ltd.	7.250%	8/15/38	500	670
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	964
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,000	6,314
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,075	4,224
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,545	1,781
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,723	3,502
Western Gas Partners LP	2.600%	8/15/18	1,000	1,005
Western Gas Partners LP	5.375%	6/1/21	2,950	3,232
Western Gas Partners LP	5.450%	4/1/44	5,025	5,095
Williams Cos. Inc.	7.500%	1/15/31	2,304	2,543
Williams Cos. Inc.	7.750%	6/15/31	1,967	2,213
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,313
Williams Partners LP	5.250%	3/15/20	11,901	13,121
Williams Partners LP	4.000%	11/15/21	3,000	3,053
Williams Partners LP	3.350%	8/15/22	850	816
Williams Partners LP	4.300%	3/4/24	1,000	1,006

Williams Partners LP	6.300%	4/15/40	4,495	5,115
Williams Partners LP	5.800%	11/15/43	9,125	9,837
Williams Partners LP	5.400%	3/4/44	1,750	1,793
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	2,250	2,593

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	8,041	9,140
American Water Capital Corp.	6.593%	10/15/37	6,125	7,779
United Utilities plc	5.375%	2/1/19	6,025	6,507
Veolia Environnement SA	6.000%	6/1/18	6,000	6,788
Veolia Environnement SA	6.750%	6/1/38	1,300	1,534

				2,151,846
Total Corporate Bonds (Cost $18,082,343)				18,738,011
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
African Development Bank	1.250%	9/2/16	3,100	3,140
African Development Bank	0.750%	10/18/16	8,850	8,785
African Development Bank	1.125%	3/15/17	4,200	4,221
African Development Bank	0.875%	3/15/18	4,700	4,604
African Development Bank	1.625%	10/2/18	16,500	16,499
Asian Development Bank	4.250%	10/20/14	3,550	3,630
Asian Development Bank	2.500%	3/15/16	11,150	11,584
Asian Development Bank	5.500%	6/27/16	5,450	6,046
Asian Development Bank	1.125%	3/15/17	34,275	34,462
Asian Development Bank	5.250%	6/12/17	100	113
Asian Development Bank	5.593%	7/16/18	1,700	1,955
Asian Development Bank	1.875%	10/23/18	5,120	5,169
Asian Development Bank	1.750%	3/21/19	12,350	12,317
Asian Development Bank	1.875%	4/12/19	11,000	10,946
Asian Development Bank	1.375%	3/23/20	2,750	2,640
Banco do Brasil SA	3.875%	1/23/17	6,650	6,864
Banco do Brasil SA	3.875%	10/10/22	5,375	4,991
Canada	0.875%	2/14/17	22,250	22,220
Canada	1.625%	2/27/19	1,300	1,289
China Development Bank Corp.	4.750%	10/8/14	2,625	2,670
China Development Bank Corp.	5.000%	10/15/15	525	555
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	2,850	2,783
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	13,900	12,590
Corp. Andina de Fomento	5.125%	5/5/15	3,775	3,874
Corp. Andina de Fomento	3.750%	1/15/16	9,460	9,904
Corp. Andina de Fomento	8.125%	6/4/19	1,375	1,704
Corp. Andina de Fomento	4.375%	6/15/22	17,046	17,606
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,248
Council Of Europe Development Bank	2.625%	2/16/16	4,565	4,750
Council Of Europe Development Bank	1.500%	2/22/17	6,000	6,086
Council Of Europe Development Bank	1.500%	6/19/17	1,350	1,365
Council Of Europe Development Bank	1.000%	3/7/18	10,450	10,265
Council Of Europe Development Bank	1.125%	5/31/18	4,550	4,467
8 Development Bank of Japan Inc.	4.250%	6/9/15	5,815	6,080
Ecopetrol SA	7.625%	7/23/19	6,725	8,080
Ecopetrol SA	5.875%	9/18/23	800	876
Ecopetrol SA	7.375%	9/18/43	10,000	11,500
European Bank for Reconstruction &
Development	2.750%	4/20/15	7,700	7,905

European Bank for Reconstruction &
Development	1.625%	9/3/15	1,800	1,834
European Bank for Reconstruction &
Development	2.500%	3/15/16	11,975	12,450
European Bank for Reconstruction &
Development	1.375%	10/20/16	4,735	4,809
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,000	5,013
European Bank for Reconstruction &
Development	0.750%	9/1/17	8,075	7,966
European Bank for Reconstruction &
Development	1.000%	9/17/18	2,050	1,986
European Bank for Reconstruction &
Development	1.625%	11/15/18	4,675	4,666
European Bank for Reconstruction &
Development	1.500%	3/16/20	10,950	10,541
European Investment Bank	2.750%	3/23/15	10,325	10,580
European Investment Bank	1.125%	4/15/15	26,000	26,253
European Investment Bank	1.000%	7/15/15	24,000	24,227
European Investment Bank	1.625%	9/1/15	19,545	19,917
European Investment Bank	1.375%	10/20/15	4,545	4,620
European Investment Bank	4.875%	2/16/16	9,500	10,285
European Investment Bank	2.250%	3/15/16	19,400	20,076
European Investment Bank	0.625%	4/15/16	22,700	22,769
European Investment Bank	2.500%	5/16/16	15,700	16,353
European Investment Bank	2.125%	7/15/16	6,000	6,203
European Investment Bank	0.500%	8/15/16	10,000	9,974
European Investment Bank	5.125%	9/13/16	14,700	16,265
European Investment Bank	1.250%	10/14/16	6,650	6,734
European Investment Bank	1.125%	12/15/16	1,500	1,502
European Investment Bank	4.875%	1/17/17	5,500	6,095
European Investment Bank	1.750%	3/15/17	35,100	35,919
European Investment Bank	0.875%	4/18/17	15,100	15,020
European Investment Bank	5.125%	5/30/17	9,150	10,294
European Investment Bank	1.625%	6/15/17	1,000	1,017
European Investment Bank	1.125%	9/15/17	14,425	14,390
European Investment Bank	1.000%	12/15/17	13,850	13,697
European Investment Bank	1.000%	3/15/18	20,575	20,208
European Investment Bank	1.000%	6/15/18	36,000	35,149
European Investment Bank	1.625%	12/18/18	34,225	34,022
European Investment Bank	1.875%	3/15/19	46,000	45,781
European Investment Bank	2.875%	9/15/20	14,650	15,061
European Investment Bank	4.000%	2/16/21	11,575	12,647
European Investment Bank	2.500%	4/15/21	32,125	32,079
European Investment Bank	3.250%	1/29/24	12,900	13,038
European Investment Bank	4.875%	2/15/36	100	116
Export Development Canada	2.250%	5/28/15	1,550	1,586
Export Development Canada	1.250%	10/26/16	705	714
Export Development Canada	0.625%	12/15/16	1,675	1,666
9 Export Development Canada	1.000%	5/15/17	7,400	7,386
Export Development Canada	0.750%	12/15/17	9,025	8,848
Export Development Canada	1.500%	10/3/18	15,125	14,984
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,199
Export-Import Bank of Korea	3.750%	10/20/16	5,575	5,913
Export-Import Bank of Korea	4.000%	1/11/17	4,250	4,577
Export-Import Bank of Korea	1.750%	2/27/18	3,675	3,611
Export-Import Bank of Korea	2.875%	9/17/18	8,000	8,176

Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,874
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,634
Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,268
Export-Import Bank of Korea	5.000%	4/11/22	8,300	9,304
Export-Import Bank of Korea	4.000%	1/14/24	17,500	18,068
Federative Republic of Brazil	6.000%	1/17/17	21,330	23,708
3 Federative Republic of Brazil	8.000%	1/15/18	10,767	11,994
Federative Republic of Brazil	5.875%	1/15/19	16,050	18,040
Federative Republic of Brazil	8.875%	10/14/19	3,600	4,626
Federative Republic of Brazil	4.875%	1/22/21	7,470	7,944
Federative Republic of Brazil	2.625%	1/5/23	9,425	8,355
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,056
Federative Republic of Brazil	4.250%	1/7/25	15,600	15,063
Federative Republic of Brazil	8.750%	2/4/25	4,200	5,660
Federative Republic of Brazil	10.125%	5/15/27	4,200	6,353
Federative Republic of Brazil	8.250%	1/20/34	5,750	7,619
Federative Republic of Brazil	7.125%	1/20/37	11,425	13,716
3 Federative Republic of Brazil	11.000%	8/17/40	4,350	4,920
Federative Republic of Brazil	5.625%	1/7/41	33,250	33,570
FMS Wertmanagement AoeR	0.625%	4/18/16	15,000	15,034
FMS Wertmanagement AoeR	1.000%	11/21/17	4,350	4,293
FMS Wertmanagement AoeR	1.625%	11/20/18	11,000	10,947
Hydro-Quebec	7.500%	4/1/16	3,650	4,131
Hydro-Quebec	2.000%	6/30/16	14,825	15,245
Hydro-Quebec	1.375%	6/19/17	9,300	9,277
Hydro-Quebec	8.400%	1/15/22	3,040	4,024
Hydro-Quebec	8.050%	7/7/24	1,350	1,842
Hydro-Quebec	8.500%	12/1/29	100	147
Inter-American Development Bank	2.250%	7/15/15	9,625	9,871
Inter-American Development Bank	0.500%	8/17/15	4,900	4,915
Inter-American Development Bank	4.250%	9/14/15	3,450	3,637
Inter-American Development Bank	5.125%	9/13/16	100	111
Inter-American Development Bank	1.375%	10/18/16	9,810	9,963
Inter-American Development Bank	0.875%	11/15/16	6,025	6,017
Inter-American Development Bank	1.125%	3/15/17	10,650	10,705
Inter-American Development Bank	2.375%	8/15/17	5,100	5,306
Inter-American Development Bank	0.875%	3/15/18	9,925	9,727
Inter-American Development Bank	1.750%	8/24/18	7,620	7,666
Inter-American Development Bank	1.125%	9/12/19	24,800	23,691
Inter-American Development Bank	3.875%	9/17/19	16,750	18,341
Inter-American Development Bank	3.875%	2/14/20	2,300	2,503
Inter-American Development Bank	2.125%	11/9/20	10,400	10,272
Inter-American Development Bank	3.000%	10/4/23	2,350	2,367
Inter-American Development Bank	3.000%	2/21/24	18,000	17,980
Inter-American Development Bank	7.000%	6/15/25	1,125	1,477
Inter-American Development Bank	3.200%	8/7/42	2,000	1,687
Inter-American Development Bank	4.375%	1/24/44	11,000	11,437
International Bank for Reconstruction &
Development	2.375%	5/26/15	31,070	31,832
International Bank for Reconstruction &
Development	2.125%	3/15/16	24,450	25,247
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,975	10,870
International Bank for Reconstruction &
Development	0.500%	4/15/16	16,700	16,712
International Bank for Reconstruction &
Development	1.000%	9/15/16	5,995	6,044

	International Bank for Reconstruction &
	Development	0.875%	4/17/17	33,925	33,832
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	7,500	7,507
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	43,475	43,594
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	5,200	5,128
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	950	1,309
	International Bank for Reconstruction &
	Development	2.125%	2/13/23	11,700	11,188
	International Bank for Reconstruction &
	Development	8.875%	3/1/26	450	688
	International Finance Corp.	2.750%	4/20/15	3,250	3,336
	International Finance Corp.	2.250%	4/11/16	5,000	5,176
	International Finance Corp.	0.625%	11/15/16	9,450	9,401
	International Finance Corp.	1.125%	11/23/16	14,950	15,076
	International Finance Corp.	1.000%	4/24/17	5,650	5,646
	International Finance Corp.	2.125%	11/17/17	24,800	25,527
	International Finance Corp.	0.625%	12/21/17	6,850	6,677
	International Finance Corp.	1.750%	9/4/18	6,400	6,431
8	Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,436
8	Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,197
8	Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,802
8	Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,445
8	Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,171
8	Japan Bank for International Cooperation	1.125%	7/19/17	6,675	6,662
8	Japan Bank for International Cooperation	1.750%	7/31/18	13,125	13,115
8	Japan Bank for International Cooperation	1.750%	11/13/18	19,900	19,815
8	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,034
8	Japan Bank for International Cooperation	3.375%	7/31/23	2,400	2,433
8	Japan Finance Organization for
	Municipalities	4.625%	4/21/15	2,675	2,793
8	Japan Finance Organization for
	Municipalities	5.000%	5/16/17	1,600	1,787
8	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	5,625	6,085
10	KFW	2.625%	3/3/15	11,875	12,140
10	KFW	0.625%	4/24/15	15,700	15,763
10	KFW	0.500%	9/30/15	34,175	34,275
10	KFW	1.250%	10/26/15	15,400	15,623
10	KFW	2.625%	2/16/16	3,450	3,590
10	KFW	5.125%	3/14/16	14,000	15,267
10	KFW	0.500%	4/19/16	16,000	16,003
10	KFW	2.000%	6/1/16	19,000	19,603
10	KFW	1.250%	10/5/16	15,230	15,433
10	KFW	0.625%	12/15/16	30,150	30,008
10	KFW	4.875%	1/17/17	3,000	3,331
10	KFW	1.250%	2/15/17	29,000	29,284
10	KFW	0.750%	3/17/17	7,000	6,942
10	KFW	0.875%	9/5/17	14,200	14,077
10	KFW	4.375%	3/15/18	18,850	21,000
10	KFW	1.000%	6/11/18	13,900	13,637
10	KFW	4.500%	7/16/18	6,425	7,207
10	KFW	1.875%	4/1/19	43,500	43,579
10	KFW	4.875%	6/17/19	20,075	22,996

10	KFW	4.000%	1/27/20	5,500	6,050
10	KFW	2.750%	9/8/20	23,250	23,811
10	KFW	2.750%	10/1/20	6,200	6,342
10	KFW	2.375%	8/25/21	9,590	9,463
10	KFW	2.625%	1/25/22	14,000	13,943
10	KFW	2.000%	10/4/22	24,875	23,446
10	KFW	2.125%	1/17/23	30,000	28,336
10	KFW	0.000%	4/18/36	7,000	3,065
10	KFW	0.000%	6/29/37	5,450	2,298
	Korea Development Bank	4.375%	8/10/15	11,800	12,352
	Korea Development Bank	3.250%	3/9/16	1,180	1,230
	Korea Development Bank	4.000%	9/9/16	2,500	2,664
	Korea Development Bank	3.875%	5/4/17	2,500	2,669
	Korea Development Bank	3.500%	8/22/17	3,450	3,651
	Korea Development Bank	1.500%	1/22/18	2,500	2,445
	Korea Development Bank	3.000%	9/14/22	5,000	4,867
	Korea Development Bank	3.750%	1/22/24	15,300	15,484
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,206
	Korea Finance Corp.	2.250%	8/7/17	1,475	1,504
	Korea Finance Corp.	4.625%	11/16/21	10,000	10,814
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	6,835
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	11,404
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,481
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	181
10	Landwirtschaftliche Rentenbank	5.125%	2/1/17	10,700	11,930
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	2,325	2,295
10	Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,151
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	13,000	12,753
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,626
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	3,000	2,885
	Nexen Energy ULC	7.875%	3/15/32	325	428
	Nexen Energy ULC	5.875%	3/10/35	690	753
	Nexen Energy ULC	6.400%	5/15/37	13,400	15,338
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,427
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,050
	Nordic Investment Bank	2.500%	7/15/15	3,865	3,975
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,397
	Nordic Investment Bank	0.500%	4/14/16	3,150	3,151
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,281
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,255
	Nordic Investment Bank	0.750%	1/17/18	14,450	14,033
	North American Development Bank	2.300%	10/10/18	2,387	2,362
	North American Development Bank	4.375%	2/11/20	975	1,037
	North American Development Bank	2.400%	10/26/22	3,300	3,086
11	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,700
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,500	25,215
11	Oesterreichische Kontrollbank AG	0.750%	12/15/16	8,000	7,980
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,492
11	Oesterreichische Kontrollbank AG	1.625%	3/12/19	3,500	3,454
3	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,945
3	Oriental Republic of Uruguay	4.500%	8/14/24	12,000	12,249
3	Oriental Republic of Uruguay	7.625%	3/21/36	1,425	1,828
3	Oriental Republic of Uruguay	4.125%	11/20/45	16,579	13,349
	Pemex Project Funding Master Trust	5.750%	3/1/18	24,575	27,355
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	10,106
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,215
	Petrobras Global Finance BV	2.000%	5/20/16	11,700	11,606

Petrobras Global Finance BV	3.000%	1/15/19	1,000	946
Petrobras Global Finance BV	4.875%	3/17/20	14,600	14,726
Petrobras Global Finance BV	4.375%	5/20/23	11,000	10,065
Petrobras Global Finance BV	6.250%	3/17/24	9,500	9,743
Petrobras Global Finance BV	5.625%	5/20/43	3,600	3,050
Petrobras Global Finance BV	7.250%	3/17/44	3,100	3,194
Petrobras International Finance Co.	3.875%	1/27/16	3,350	3,443
Petrobras International Finance Co.	6.125%	10/6/16	3,325	3,588
Petrobras International Finance Co.	3.500%	2/6/17	12,250	12,382
Petrobras International Finance Co.	5.875%	3/1/18	18,500	19,698
Petrobras International Finance Co.	8.375%	12/10/18	2,300	2,675
Petrobras International Finance Co.	7.875%	3/15/19	7,575	8,634
Petrobras International Finance Co.	5.750%	1/20/20	26,685	27,853
Petrobras International Finance Co.	5.375%	1/27/21	18,325	18,536
Petrobras International Finance Co.	6.875%	1/20/40	18,025	17,815
Petrobras International Finance Co.	6.750%	1/27/41	8,000	7,766
Petroleos Mexicanos	8.000%	5/3/19	6,675	8,174
Petroleos Mexicanos	6.000%	3/5/20	5,000	5,640
Petroleos Mexicanos	5.500%	1/21/21	21,445	23,466
Petroleos Mexicanos	4.875%	1/24/22	19,850	20,689
Petroleos Mexicanos	3.500%	1/30/23	5,850	5,517
Petroleos Mexicanos	4.875%	1/18/24	700	722
3 Petroleos Mexicanos	2.290%	2/15/24	1,500	1,484
Petroleos Mexicanos	6.500%	6/2/41	10,725	11,758
Petroleos Mexicanos	5.500%	6/27/44	29,400	28,383
6 Petroleos Mexicanos	6.375%	1/23/45	12,600	13,630
Province of British Columbia	2.850%	6/15/15	6,100	6,284
Province of British Columbia	2.100%	5/18/16	5,280	5,437
Province of British Columbia	1.200%	4/25/17	4,900	4,910
Province of British Columbia	2.650%	9/22/21	8,200	8,143
Province of British Columbia	2.000%	10/23/22	10,000	9,284
Province of Manitoba	2.625%	7/15/15	1,475	1,515
Province of Manitoba	4.900%	12/6/16	6,065	6,720
Province of Manitoba	1.300%	4/3/17	4,050	4,065
Province of Manitoba	1.125%	6/1/18	1,250	1,228
Province of Manitoba	2.100%	9/6/22	3,000	2,785
Province of New Brunswick	2.750%	6/15/18	7,575	7,885
Province of Nova Scotia	2.375%	7/21/15	6,390	6,543
Province of Nova Scotia	5.125%	1/26/17	1,000	1,112
Province of Nova Scotia	9.125%	5/1/21	1,280	1,736
Province of Ontario	0.950%	5/26/15	15,000	15,085
Province of Ontario	2.700%	6/16/15	10,800	11,090
Province of Ontario	1.875%	9/15/15	2,500	2,550
Province of Ontario	4.750%	1/19/16	4,325	4,634
Province of Ontario	5.450%	4/27/16	6,125	6,710
Province of Ontario	2.300%	5/10/16	26,290	27,082
Province of Ontario	1.000%	7/22/16	14,100	14,124
Province of Ontario	1.600%	9/21/16	9,200	9,347
Province of Ontario	1.100%	10/25/17	10,650	10,509
Province of Ontario	3.150%	12/15/17	5,525	5,851
Province of Ontario	1.200%	2/14/18	5,600	5,501
Province of Ontario	3.000%	7/16/18	2,550	2,673
Province of Ontario	2.000%	9/27/18	12,500	12,569
Province of Ontario	2.000%	1/30/19	20,000	20,005
Province of Ontario	1.650%	9/27/19	11,000	10,608
Province of Ontario	4.000%	10/7/19	3,750	4,059
Province of Ontario	4.400%	4/14/20	9,200	10,122

Province of Ontario	2.450%	6/29/22	2,025	1,919
Quebec	4.600%	5/26/15	2,250	2,358
Quebec	5.125%	11/14/16	7,275	8,051
Quebec	4.625%	5/14/18	9,050	10,110
Quebec	3.500%	7/29/20	8,770	9,192
Quebec	2.750%	8/25/21	13,475	13,232
Quebec	2.625%	2/13/23	15,300	14,520
Quebec	7.125%	2/9/24	325	418
Quebec	7.500%	9/15/29	6,875	9,528
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,044
Republic of Chile	3.875%	8/5/20	6,850	7,249
Republic of Chile	3.250%	9/14/21	200	200
Republic of Chile	2.250%	10/30/22	10,400	9,507
Republic of Chile	3.625%	10/30/42	3,600	2,972
Republic of Colombia	7.375%	1/27/17	4,900	5,660
Republic of Colombia	7.375%	3/18/19	20,550	24,763
Republic of Colombia	11.750%	2/25/20	1,050	1,512
Republic of Colombia	4.375%	7/12/21	9,795	10,187
3 Republic of Colombia	2.625%	3/15/23	11,950	10,748
Republic of Colombia	4.000%	2/26/24	7,100	7,029
Republic of Colombia	8.125%	5/21/24	2,800	3,633
Republic of Colombia	7.375%	9/18/37	11,500	14,703
Republic of Colombia	6.125%	1/18/41	9,250	10,361
3 Republic of Colombia	5.625%	2/26/44	9,000	9,374
Republic of Finland	6.950%	2/15/26	1,000	1,299
Republic of Italy	4.750%	1/25/16	14,850	15,818
Republic of Italy	5.250%	9/20/16	10,855	11,797
Republic of Italy	5.375%	6/12/17	14,400	15,794
Republic of Italy	6.875%	9/27/23	5,725	6,944
Republic of Italy	5.375%	6/15/33	12,650	14,279
Republic of Korea	5.125%	12/7/16	3,000	3,316
Republic of Korea	7.125%	4/16/19	12,578	15,437
Republic of Korea	3.875%	9/11/23	3,300	3,404
Republic of Korea	5.625%	11/3/25	575	670
Republic of Panama	5.200%	1/30/20	15,655	17,293
Republic of Panama	7.125%	1/29/26	11,500	14,231
3 Republic of Panama	6.700%	1/26/36	9,848	11,611
Republic of Peru	7.125%	3/30/19	12,550	15,148
Republic of Peru	7.350%	7/21/25	6,525	8,385
Republic of Peru	8.750%	11/21/33	11,427	16,687
3 Republic of Peru	6.550%	3/14/37	5,500	6,586
Republic of Peru	5.625%	11/18/50	5,400	5,717
Republic of Philippines	9.375%	1/18/17	5,000	6,088
Republic of Philippines	8.375%	6/17/19	10,000	12,700
Republic of Philippines	6.500%	1/20/20	3,100	3,689
Republic of Philippines	4.000%	1/15/21	17,525	18,423
Republic of Philippines	10.625%	3/16/25	8,525	13,256
Republic of Philippines	5.500%	3/30/26	6,800	7,667
Republic of Philippines	9.500%	2/2/30	8,950	13,940
Republic of Philippines	7.750%	1/14/31	7,250	9,914
Republic of Philippines	6.375%	1/15/32	5,650	6,907
Republic of Philippines	6.375%	10/23/34	13,725	17,070
Republic of Philippines	5.000%	1/13/37	1,950	2,128
Republic of Philippines	4.200%	1/21/24	20,525	21,218
Republic of Poland	3.875%	7/16/15	9,550	9,932
Republic of Poland	5.000%	10/19/15	750	799
Republic of Poland	6.375%	7/15/19	12,960	15,260

Republic of Poland	5.125%	4/21/21	20,650	22,896
Republic of Poland	5.000%	3/23/22	18,185	19,823
Republic of Poland	3.000%	3/17/23	8,700	8,139
Republic of Poland	4.000%	1/22/24	3,650	3,676
Republic of South Africa	6.875%	5/27/19	7,375	8,518
Republic of South Africa	5.500%	3/9/20	9,890	10,721
Republic of South Africa	4.665%	1/17/24	5,300	5,260
Republic of South Africa	5.875%	9/16/25	11,000	11,825
Republic of South Africa	6.250%	3/8/41	2,100	2,302
Republic of Turkey	7.000%	9/26/16	17,900	19,645
Republic of Turkey	7.500%	7/14/17	12,175	13,697
Republic of Turkey	6.750%	4/3/18	17,275	19,139
Republic of Turkey	7.000%	3/11/19	17,700	19,833
Republic of Turkey	7.000%	6/5/20	13,100	14,743
Republic of Turkey	5.625%	3/30/21	1,475	1,544
Republic of Turkey	5.125%	3/25/22	8,925	8,987
Republic of Turkey	6.250%	9/26/22	6,000	6,465
Republic of Turkey	5.750%	3/22/24	10,000	10,225
Republic of Turkey	7.375%	2/5/25	22,475	25,855
Republic of Turkey	11.875%	1/15/30	13,000	20,800
Republic of Turkey	8.000%	2/14/34	11,400	13,919
Republic of Turkey	6.875%	3/17/36	13,100	14,222
Republic of Turkey	6.750%	5/30/40	16,000	17,104
Republic of Turkey	6.000%	1/14/41	15,500	15,268
Republic of Turkey	4.875%	4/16/43	4,500	3,836
State of Israel	5.500%	11/9/16	3,480	3,886
State of Israel	5.125%	3/26/19	5,350	6,082
State of Israel	4.000%	6/30/22	15,300	15,938
State of Israel	3.150%	6/30/23	2,300	2,209
State of Israel	4.500%	1/30/43	10,100	9,374
Statoil ASA	3.875%	4/15/14	1,250	1,251
Statoil ASA	1.800%	11/23/16	300	307
Statoil ASA	3.125%	8/17/17	5,590	5,894
Statoil ASA	6.700%	1/15/18	1,000	1,178
Statoil ASA	1.200%	1/17/18	2,000	1,960
Statoil ASA	1.950%	11/8/18	3,500	3,507
Statoil ASA	5.250%	4/15/19	7,215	8,219
Statoil ASA	2.900%	11/8/20	1,000	1,009
Statoil ASA	3.150%	1/23/22	3,175	3,177
Statoil ASA	2.450%	1/17/23	14,300	13,397
Statoil ASA	2.650%	1/15/24	3,500	3,280
Statoil ASA	3.700%	3/1/24	4,300	4,381
Statoil ASA	7.250%	9/23/27	1,975	2,633
6 Statoil ASA	6.500%	12/1/28	225	285
Statoil ASA	7.150%	1/15/29	1,165	1,545
Statoil ASA	5.100%	8/17/40	4,000	4,430
Statoil ASA	4.250%	11/23/41	2,300	2,243
Statoil ASA	3.950%	5/15/43	1,400	1,302
Statoil ASA	4.800%	11/8/43	5,000	5,298
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,650
Svensk Exportkredit AB	0.625%	5/31/16	4,100	4,092
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,586
Svensk Exportkredit AB	5.125%	3/1/17	550	614
Svensk Exportkredit AB	1.750%	5/30/17	4,050	4,113
Svensk Exportkredit AB	1.125%	4/5/18	15,000	14,700
United Mexican States	6.625%	3/3/15	1	1
United Mexican States	11.375%	9/15/16	1,325	1,660

United Mexican States	5.625%	1/15/17	27,465	30,569
United Mexican States	5.950%	3/19/19	21,225	24,685
United Mexican States	3.500%	1/21/21	5,000	5,064
United Mexican States	3.625%	3/15/22	27,050	27,222
United Mexican States	4.000%	10/2/23	41,492	41,991
United Mexican States	8.300%	8/15/31	2,500	3,497
United Mexican States	6.750%	9/27/34	9,800	11,986
United Mexican States	6.050%	1/11/40	18,010	20,468
United Mexican States	4.750%	3/8/44	29,183	27,701
United Mexican States	5.550%	1/21/45	3,500	3,725
United Mexican States	5.750%	10/12/10	16,260	15,951
Total Sovereign Bonds (Cost $4,136,740)				4,172,308
Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	4,080	4,982
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	575	786
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	400	457
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	3,000	3,355
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	1,090	1,224
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	750	982
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	3,050	4,422
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,069
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,972
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,538
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,325	1,799
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,865	6,573
California GO	3.950%	11/1/15	2,550	2,685
California GO	5.750%	3/1/17	4,000	4,507
California GO	6.200%	3/1/19	1,100	1,279
California GO	6.200%	10/1/19	4,935	5,836
California GO	5.700%	11/1/21	4,655	5,422
California GO	7.500%	4/1/34	14,580	19,720
California GO	7.550%	4/1/39	14,045	19,582
California GO	7.300%	10/1/39	1,600	2,150
California GO	7.350%	11/1/39	7,825	10,575
California GO	7.625%	3/1/40	3,350	4,675
California GO	7.600%	11/1/40	13,885	19,555
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	641
Chicago IL Board of Education GO	6.319%	11/1/29	1,125	1,123

Chicago IL Board of Education GO	6.138%	12/1/39	4,400	4,363
Chicago IL GO	7.781%	1/1/35	825	974
Chicago IL GO	6.314%	1/1/44	10,500	10,711
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	3,060	3,474
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	400	432
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	600	720
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,834
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,255	5,072
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	600	676
Chicago IL Water Revenue	6.742%	11/1/40	900	1,050
Clark County NV Airport Revenue	6.881%	7/1/42	550	603
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	3,300	4,045
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,751
Connecticut GO	5.090%	10/1/30	800	836
Connecticut GO	5.850%	3/15/32	8,015	9,384
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	108
Cook County IL GO	6.229%	11/15/34	4,750	5,137
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,215
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	1,000	1,236
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	992
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,793
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,384
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,825	3,096
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,719
Dartmouth College New Hampshire GO	4.750%	6/1/19	275	308
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	1,050	1,276
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	601
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	516
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	747
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,051
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	2,000	1,985
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	6,650	6,665
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	6,600	6,576
George Washington University District of
Columbia GO	3.485%	9/15/22	5,700	5,615
Georgia GO	4.503%	11/1/25	2,300	2,530
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	6,645	7,575
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,250	2,518

	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,100	5,536
	Illinois GO	4.511%	3/1/15	3,350	3,465
	Illinois GO	5.365%	3/1/17	3,000	3,273
	Illinois GO	5.665%	3/1/18	5,000	5,408
	Illinois GO	4.950%	6/1/23	5,125	5,384
	Illinois GO	5.100%	6/1/33	36,930	36,463
	Illinois GO	6.630%	2/1/35	1,050	1,148
	Illinois GO	6.725%	4/1/35	3,250	3,586
	Illinois GO	7.350%	7/1/35	5,950	6,926
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	557
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	731
	Indianapolis IN Local Public Improvement
	Revenue	6.116%	1/15/40	3,700	4,509
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	3,600	3,462
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,350	2,288
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	3,000	3,150
12	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	1,525	1,640
3	Kentucky Asset/Liability Commission
	General Fund Revenue	3.165%	4/1/18	248	256
	La Paz County AZ Industrial Development
	Authority Project Revenue (LCS
	Corrections Services, Inc. Project)	7.000%	3/1/34	1,750	1,653
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	713
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	2,150	2,863
	Los Angeles CA Department of Airports
	International Airport Revenue	6.582%	5/15/39	450	556
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	850	997
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	2,400	2,834
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	652
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	5,215	6,912
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	500	673
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,800	2,106
	Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,428
	Los Angeles CA Unified School District GO	6.758%	7/1/34	1,150	1,501
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	2,200	2,566
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,123
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	850	1,112
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	800	974
	Massachusetts GO	4.200%	12/1/21	6,170	6,636
	Massachusetts GO	5.456%	12/1/39	4,690	5,423

	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,447
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	475	568
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	2,415	2,634
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,785
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	1,000	1,119
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	638
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	650	740
	Mississippi GO	5.245%	11/1/34	700	779
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	600	680
13	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	8,215	10,547
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	2,690	3,075
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	5,680	7,096
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	425	441
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	6,400	8,985
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	10,190	13,846
	New York City NY GO	6.646%	12/1/31	100	114
	New York City NY GO	6.246%	6/1/35	950	1,042
	New York City NY GO	5.968%	3/1/36	1,840	2,188
	New York City NY GO	5.985%	12/1/36	600	712
	New York City NY GO	5.517%	10/1/37	3,225	3,612
	New York City NY GO	6.271%	12/1/37	5,950	7,305
	New York City NY GO	5.846%	6/1/40	750	893
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	593
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,279
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,400
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	429
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,506
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	2,400	2,718
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	17,590	21,119
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,140
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	750	889
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,846
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,170

	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,547
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	488
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	362
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,145
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	2,540	3,261
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,557
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	3,745	4,213
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	1,250	1,418
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	900	1,042
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	750	856
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,789
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	762
	New York University Hospitals Center GO	4.428%	7/1/42	1,850	1,681
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	3,050	3,366
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	3,525	4,662
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	1,713
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,456	5,292
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,079
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	650	860
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	1,050	1,282
	Oregon GO	5.762%	6/1/23	850	982
	Oregon GO	5.892%	6/1/27	1,125	1,345
14	Oregon School Boards Association GO	4.759%	6/30/28	11,450	12,181
12	Oregon School Boards Association GO	5.528%	6/30/28	375	426
	Pennsylvania GO	4.650%	2/15/26	2,015	2,173
	Pennsylvania GO	5.350%	5/1/30	3,000	3,259
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	999	1,069
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	2,250	2,569
	Pennsylvania Turnpike Commission
	Revenue	5.561%	12/1/49	550	635
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	850	1,028
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,900	5,649

Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	5,625	5,927
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	3,350	3,505
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	7,465	7,644
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	10,550	9,855
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	2,925	3,182
Princeton University New Jersey GO	4.950%	3/1/19	3,400	3,830
Princeton University New Jersey GO	5.700%	3/1/39	1,650	2,002
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,550	1,935
Rutgers State University NJ Revenue	5.665%	5/1/40	875	1,031
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	816
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,500	1,860
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,175	1,401
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	5,350	6,549
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,360	1,380
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	2,375	2,471
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,470	1,823
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,340	1,687
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,600	1,915
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	3,000	4,009
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,855	4,489
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	775	827
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,125	2,567
Stanford University GO	4.250%	5/1/16	750	804
Texas GO	5.517%	4/1/39	6,590	7,879
Texas Transportation Commission Revenue	5.028%	4/1/26	750	848
Texas Transportation Commission Revenue	5.178%	4/1/30	3,450	3,971
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,489
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,461
Tufts University Massachusetts GO	5.017%	4/15/12	4,700	4,619
TX Utility System Revenue	3.828%	5/15/28	2,400	2,444
University of California Regents General
Revenue	4.601%	5/15/31	12,830	13,802
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,600	2,003
University of California Regents Medical
Center Revenue	6.583%	5/15/49	975	1,229
University of California Revenue	1.796%	7/1/19	1,000	979

	University of California Revenue	5.770%	5/15/43	5,790	6,850
	University of California Revenue	5.946%	5/15/45	4,950	5,851
	University of California Revenue	4.858%	5/15/12	5,125	4,856
	University of Massachusetts Building
	Authority Revenue	5.450%	11/1/40	600	679
	University of Southern California GO	5.250%	10/1/11	1,800	2,089
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	650	750
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	525	580
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	150	172
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,665	1,800
	University of Virginia Revenue	6.200%	9/1/39	1,000	1,299
	Utah GO	4.554%	7/1/24	1,300	1,438
	Utah GO	3.539%	7/1/25	4,300	4,342
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	119
	Virginia Commonwealth Transportation
	Board Revenue	5.350%	5/15/35	730	803
	Washington GO	5.090%	8/1/33	3,825	4,144
	Washington GO	5.481%	8/1/39	270	312
	Washington GO	5.140%	8/1/40	1,920	2,094
12	Wisconsin GO	5.700%	5/1/26	3,020	3,375
Total Taxable Municipal Bonds (Cost $649,607)					712,793
				Shares
Temporary Cash Investment (5.7%)
Money Market Fund (5.7%)
15	Vanguard Market Liquidity Fund
	(Cost $4,307,684)	0.122%		4,307,684,159	4,307,684
Total Investments (105.0%) (Cost $79,072,847)					79,957,137
Other Assets and Liabilities-Net (-5.0%)					(3,814,349)
Net Assets (100%)					76,142,788

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2014.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $186,068,000, representing 0.2% of net assets.
7 Non-income-producing security—security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Government of Canada.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Securities with a value of $2,253,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	50,282,126	—
Asset-Backed/Commercial Mortgage Backed Securities	—	1,729,299	14,916
Corporate Bonds	—	18,737,262	749
Sovereign Bonds	—	4,172,308	—
Taxable Municipal Bonds	—	712,793	—
Temporary Cash Investments	4,307,684	—	—
Total	4,307,684	75,633,788	15,665

E. At March 31, 2014, the cost of investment securities for tax purposes was $79,072,847,000. Net unrealized appreciation of investment securities for tax purposes was $884,290,000, consisting of unrealized gains of $1,573,810,000 on securities that had risen in value since their purchase and $689,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD BOND INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.